UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

655 9th Street, Des Moines, IA 50392
(Address of principal executive offices)	(Zip code)

Principal Management Corporation, 655 9th Street, Des Moines, IA 50392 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2013
Date of reporting period:	December 31, 2013

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2013

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Balanced Account	3
Bond & Mortgage Securities Account	4
Bond Market Index Account	5
Diversified Balanced Account	6
Diversified Growth Account	7
Diversified Income Account	8
Diversified International Account	9
Equity Income Account	10
Government & High Quality Bond Account	11
Income Account	12
International Emerging Markets Account	13
LargeCap Blend Account II	14
LargeCap Growth Account	15
LargeCap Growth Account I	16
LargeCap S&P 500 Index Account	17
LargeCap Value Account	18
MidCap Account	19
Principal Capital Appreciation Account	20
Principal LifeTime 2010 Account	21
Principal LifeTime 2020 Account	22
Principal LifeTime 2030 Account	23
Principal LifeTime 2040 Account	24
Principal LifeTime 2050 Account	25
Principal LifeTime 2060 Account	26
Principal LifeTime Strategic Income Account	27
Real Estate Securities Account	28
SAM Balanced Portfolio	29
SAM Conservative Balanced Portfolio	30
SAM Conservative Growth Portfolio	31
SAM Flexible Income Portfolio	32
SAM Strategic Growth Portfolio	33
Short-Term Income Account	34
SmallCap Blend Account	35
SmallCap Growth Account II	36
SmallCap Value Account I	37
Glossary	38
Financial Statements	44
Notes to Financial Statements	90
Schedules of Investments	121
Financial Highlights (Includes performance information)	302
Report of Independent Registered Public Accounting Firm	324
Shareholder Expense Example	325
Supplemental Information	329

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The past year has rewarded equity investors handsomely, owing in large part to the Federal Reserve (Fed) and its latest round of Quantitative easing (QE). The Fed announced QE3 on September 30, 2012, and the market responded well for most of 2013. The Dow Jones Industrial Average and the Russell 1000 posted all-time highs, while the NASDAQ hit a level not seen since the height of the dot com bubble 13 years ago. The Russell 1000, a broad measure of large U.S. stocks, rose more than 10% in the fourth quarter alone and finished the year at 33.11%1. Similarly, European markets led by Germany hit new highs with the DAX index rising to nearly 9552, a record high2.

The stock market experienced some volatility beginning in May when the Fed hinted at reducing its quantitative easing efforts. Interestingly, the Fed began cutting back on the stimulus in December, and the market rallied strongly.

The October government debt ceiling debate also caused uncertainty. The shutdown of the U.S. government, while embarrassing globally, was economically a non-event. The Senate and House agreed on a compromise bill to fund the federal government through mid-January and extend the debt ceiling through mid-February, solving the current debt dilemma. While chances of an actual U.S. default are very small, near zero, the consequences of such an event could be dire.

GDP for the past year has averaged less than 2%3, and unemployment is down to 6.7%4, a post-recession low. Two strong sectors of the economy are housing and autos. Automobile sales were 16.3 million units3, through November. Home prices have gained nearly 13.6% through October5, the largest increase since February 2006 and a signal the consumer is willing to spend while they have the cash. Corporate earnings fueled the bulls, especially the financial sector, which posted record earnings. Banks earned $36 billion in the third quarter of this year alone.6

State and local issues also warranted some scrutiny. Detroit filed for bankruptcy on July 18, culminating a period of difficult negotiations between the city and its labor unions. The issues range from abrogating public pensions to the overall mismanagement of city finances. The decline of Detroit’s population by more than half in the past 20 years adds further strain. Illinois and California, while not filing for bankruptcy, also have huge pension liabilities that will ultimately need to be addressed.

Fixed income markets have generally seen rates rise steadily since the Fed began hinting at removal of stimulus. Investment-grade bonds suffered a 2% loss for the year, the worst annual return since 19947. The 10-year Treasury yielded 1.62% at the close of business on May 2. At year-end the rate stood near 3%8. In theory, unless the Fed supports artificially low rates, the economy will require rates to rise, which could have some very significant consequences in areas like autos and home prices where financial costs have shot up.

Emerging markets are operating with caution on the prospect of higher U.S. rates. Emerging market stocks were down 2.6% for the year, owing to both weak currencies and poor fundamentals9. Currency rates have plunged in India and Brazil due to their economic conditions and the rising competitiveness of the U.S. dollar. They have recovered since talk of ending quantitative easing has slowed, but the rebound may be short lived as we enter 2014.

.

1 Russell Indexes
2 Market watch, 12/2013
3 St Louis Federal Reserve
4 U.S. Bureau of Labor Statistics; bls.gov
5 Case-Shiller 20 City Index

6	http://www.fdic.gov/bank/analytical/quarterly/
7	Barclays Aggregate Bond Index
8	U.S. Treasury
9	MSCI Emerging Markets NDTR index

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

See glossary on page 38 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower. Periods less than a year are not annualized.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

Balanced Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Asset allocation between stocks and bonds contributed to performance due to an overweight position in equities and an underweight position in fixed income securities. Favorable security selection contributed to relative performance for the period, led in large part by international and small-cap domestic equities. Security selection in fixed income was also a significant positive contributor. Security selection within investment grade corporate bonds, emerging markets bonds, mortgage-backed securities, and asset-backed securities were positive contributors to performance. The portfolios out of index allocation to below investment grade corporate bonds also benefitted performance. In equities, overweight positions in Eli Lily and Co. and CF Industries Holdings, Inc. detracted from portfolio performance. Underweighting international equities detracted from performance as developed international securities outperformed core fixed income. Although overall security selection within fixed income was positive, an overweight to emerging markets and asset-backed securities hindered performance for the period. Security selection within U.S. Treasury securities and agencies was also a negative contributor to performance during the year. Also within fixed income, underweight positions at the 2-year and 20-year key rate duration points as well as overweight positions at the 5-year and 10-year points were a negative contributor to performance.

Bond & Mortgage Securities Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Sector allocation and security selection were positive contributors. An out-of-index allocation to below investment grade corporate bonds, as well as security selection within investment grade corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), emerging markets, and asset-backed securities (ABS) also contributed to performance. In addition, an underweight to U.S. Treasury securities and an overweight to investment grade corporate bonds contributed to performance. Tactical duration positioning (as the portfolio was longer duration relative to the index during times of declining interest rates and shorter duration in times of rising interest rates) contributed positively as well; this positioning included the use of Treasury interest rate swaps. Overweights to emerging markets and asset-backed securities detracted from performance. Sector positioning within mortgage-backed securities and security selection within U.S. Treasury securities and agencies were also detractors. In addition, yield curve positioning detracted, with underperformance driven by underweights at the two and 20-year points and overweights at the five and 10-year points. Derivatives were used to tactically hedge exposures, primarily in CMBS and below-investment-grade corporate bonds; these positions detracted from performance as CMBS spreads remained consistent and below-investment-grade corporate bond spreads tightened during the period.

What contributed to or detracted from Account performance during the fiscal year?

Performance was in line with the index, which experienced its first loss since 1999. Within the corporate sector, the financial institution sector was particularly strong overall, with intermediate maturities outperforming. Though overall the securitized sector declined, commercial mortgage-backed securities (CMBS) gained. In addition, while four of the five maturity sectors of the Aggregate Bond Index fell, the 1-3 year sector rose. The corporate sector fell less that the broad Aggregate Index, with intermediate maturities managing a small gain. The Treasury sector underperformed; the long and 20+ sectors both fell sharply. The mortgage-backed securities (MBS) sector was also weak relative to the U.S. Aggregate Index, as the strong support from the Federal Reserve was offset by higher duration on the mortgage market. Although the corporate sector outperformed the Aggregate Index, the longer maturity corporates fell sharply, particularly long industrials and long utilities.

Diversified Balanced Account

Investment Advisor: Principal Management Corporation

Average Annual Total Returns* as of December 31, 2013
	Inception Date	1-Year	Since Inception
Class 2 Shares	12/30/09	12.95%	9.06%

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 50% of its assets to the equity index funds and approximately 50% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the SmallCap S&P 600 Index Fund. The Bond Market Index Account was the lone investment option to post negative returns.

What contributed to or detracted from Account performance during the fiscal year?

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, sub-advised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 65% of its assets to the equity index funds and approximately 35% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the SmallCap S&P 600 Index Fund. The Bond Market Index Account was the lone investment option to post negative returns.

This investment option is constructed using five underlying passive investment options that are attempting to replicate the returns of the index, minus the expense ratios. This investment option allocates its assets among three funds (International Equity Index Fund, MidCap S&P 400 Index Fund and SmallCap S&P 600 Index Fund, all sub-advised by Principal Global Investors) and two Accounts of Principal Variable Contracts Funds, Inc. (LargeCap S&P 500 Index Account, sub-advised by Principal Global Investors, and Bond Market Index Account, subadvised by Mellon Capital Management). Together, these five investment options are referred to as the "underlying funds." The investment option generally allocates approximately 35% of its assets to the equity index funds and approximately 65% to the Bond Market Index Account. For the year, all five underlying funds performed in line with expectations. Four of the five underlying funds generated positive absolute returns, led by results from the SmallCap S&P 600 Index Fund. The Bond Market Index Account was the lone investment option to post negative returns.

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the United Kingdom contributed to performance, driven by an overweight to EasyJet Plc. An overweight to Japanese stock Softbank Corp. also contributed to returns, driven by focus on stable telecom markets and growing internet operation. In the consumer discretionary sector an overweight in Fuji Heavy Industries aided performance due to improved operating margins. Stock selection in South Korea detracted from performance, led by an overweight in Samsung Electronics. An underweight to Vodafone Group, which performed well due to their reported attractiveness to Verizon and AT&T, also detracted from results. In addition, an overweight to ICICI Bank, which delayed project implementations and stopped new projects due to the sharply slowing economy, hindered performance.

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Within the telecommunications sector, lack of exposure to AT&T aided performance. Within the financial sector, MetLife, Inc. outperformed, also aiding results. In addition, stock selection within the industrial sector aided results as Lockheed Martin outpaced the broader sector due to better than expected earnings. Security selection within the information technology sector detracted from results as Maxim Integrated Products lagged. Within the industrial sector, an allocation to Deere & Company detracted from results as the stock underperformed due to investors' concerns about corn prices. Underperformance of BHP Billiton in the materials sector also hindered performance.

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

An underweight to and security selection in 30-year Ginnie Mae (GNMA) securities contributed to performance. An out-of-benchmark allocation to asset backed securities (ABS) also aided results. In addition, an out-of-benchmark allocation to nonagency collateralized mortgage obligations (CMOs) boosted performance. An allocation to U.S. Treasuries detracted from performance. Issue selection in Fannie Mae (FNMA) securities also hindered performance, specifically in lower coupon securities. In addition, an underweight in Freddie Mac (FHLMC) securities detracted from performance as it was the best performing agency mortgage sector.

Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

An underweight to U.S. Treasuries was the largest contributor to performance as Treasuries underperformed the index. Issue selection in both investment grade and high yield corporate bonds also contributed to performance as health care and consumer products were among the largest contributing sectors. Similar to the quarter, issue selection in the automotive sector also aided performance. Similar to the quarter, issue selection in mortgage backed securities (MBS) hindered performance as MBS holdings underperformed the benchmark. Issue selection in the media sector also hindered results due to a potential leveraged transaction. Also similar to the quarter, security selection within the utilities sector detracted from results.

International Emerging Markets Account

What contributed to or detracted from Account performance during the fiscal year?

An overweight in Tenaga Nasional Bhd outpaced all other holdings. In addition, overweight holdings in Great Wall Motor Company and HCL Technologies contributed to results. Infosys Limited was the most significant underweight holding that detracted from performance. Lack of exposure to Naver Corp. also hindered performance. In addition, an overweight to ICICI Bank detracted from results.

LargeCap Blend Account II

Investment Advisor: Principal Management Corporation; Sub-Advisors: ClearBridge Investments, LLC., and T. Rowe Price Associates, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Strong stock selection in the information technology sector aided performance; the largest individual contributor was an overweight to Facebook, Inc. LargeCap Blend Account II was also rewarded for a higher beta profile (meaning it was positioned to benefit more than the index in upward-trending markets) due to the positive market environment. The higher relative strength profile of LargeCap Blend Account II (an overweight exposure to stocks exhibiting upward price movement during the trailing 12-month period) also enhanced performance. Stock selection was slightly negative overall for the period. Poor stock selection within the consumer staples sector, specifically an overweight to McCormick & Company, detracted from performance. Stock selection in the health care sector also diminished performance; the largest detractor was an underweight to Gilead Sciences, Inc. LargeCap Blend Account II was not rewarded for holding stocks that exhibited higher price volatility (overweight position in stocks that have experienced more price movement than those within the index).

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

What contributed to or detracted from Account performance during the fiscal year?

Columbus Circle Investors' positive momentum and positive surprise discipline aided performance. Positive surprise occurs when a company's reported quarterly or annual profits are above analysts' expectations. These analysts, who work for a variety of financial firms and reporting agencies, base their expectations on a variety of sources - previous quarterly or annual reports, current market conditions, as well as the company's own earnings' predictions or "guidance." Gilead Sciences also aided results due to several positive clinical trial developments within its Hepatitis-C franchise that is viewed as a future growth supplement to its core HIV expertise. Out-of-benchmark Valeant Pharmaceuticals also boosted performance due to continued success of its acquisition program. In addition, Biogen aided results due to strong script data for its recently launched Tecfidera drug for the treatment of multiple sclerosis. Facebook detracted from performance due to concerns surrounding its recent ramp in investment spending and whether it could effectively monetize its robust user traffic, and shift from a desktop centric business to one that equally prospers in a mobile environment where internet usage is inflecting positively. Out-of-benchmark Cisco Systems, also hindered results due to telecom carrier and core router spending weakness throughout Asia, plus poor service provider spending on set top boxes. The company also made some comments about cautious spending by its customers. In addition, Capital One, which is not in the benchmark, detracted from performance based on net interest margin pressures from higher uncollectible fees and excessive cash levels, as well as expenses associated with its commercial banking build-out.

LargeCap Growth Account I

Investment Advisor: Principal Management Corporation; Sub-Advisors: Brown Advisory, and T. Rowe Price Associates, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Strong stock selection contributed positively to performance, led by results in the information technology sector, where the largest individual contributor was a significant underweight to International Business Machines Corporation. Sector positioning relative to the index also contributed to returns, particularly an average 2% overweight to the health care sector, as this sector generated strong returns. LargeCap Growth Account I's higher relative strength profile than the index added value as equity markets were sharply positive. An average 3% overweight to the information technology sector detracted from returns. Negative stock selection within the health care sector also held back performance; the sector's largest individual detractor was an overweight to Intuitive Surgical, Inc. On average, LargeCap Growth Account I held stocks that exhibited higher price volatility than the stocks in the index, which detracted from relative returns.

What contributed to or detracted from Account performance during the fiscal year?

Performance was in line with the S&P 500 Index. All ten of the economic sectors posted positive returns, led by the health care and consumer discretionary sectors. Top contributors were Gilead Sciences, Inc., Celgene Corporation, and Hewlett-Packard Company. The telecommunication services and utilities sectors recorded the weakest returns. Newmont Mining Corporation, Simon Property Group, Inc., and International Business Machines Corporation were key individual detractors.

LargeCap Value Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

An overweight to Western Digital Corporation contributed to performance. An overweight to AbbVie Inc. also contributed to results, driven by strong sales for their key drug, Humira. In addition, an overweight to Marathon Petroleum Corporation contributed to performance, driven by higher refining margins, slightly higher throughput, and a $2 billion share buyback. An underweight to Hewlett-Packard Company, which outperformed, detracted from performance. An overweight to Eli Lilly also detracted from performance due to failed trial testing with the breast cancer drug, Ramucirumab. In addition, IAC/InterActiveCorp detracted, due to fears over policy changes by its partner, Google.

MidCap Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

O'Reilly Automotive aided results due to improved sales growth rates in some stores. In addition, Valeant Pharmaceuticals aided performance with several important acquisitions and growth of their existing business. TJX Companies also boosted performance. Franco Nevada Corporation hindered results. ADT also detracted from performance due to concerns regarding AT&T's and Comcast's pursuits of the home security market. Also, Fastenal detracted from results.

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Stock selection within the industrials sector contributed positively to performance as Boeing Company rebounded from its recent Dreamliner-related issues. Stock selection within the financial sector also aided results as The Charles Schwab Company benefited from rising equity markets and the yield curve steepened. Within the information technology sector, an underweight to Apple aided performance as the stock lagged. Within the healthcare sector, stock selection detracted from results due to lack of exposure to Celgene Corporation. In addition, stock selection within the industrials sector detracted from performance; Expeditors International of Washington underperformed as the company did not obtain shipping volumes and rates that were expected during the fourth quarter. In addition, Deere & Company underperformed due to concerns about equipment demand if farm incomes moderated due to lower corn prices.

Principal LifeTime 2010 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Average Annual Total Returns* as of December 31, 2013
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	10.81%	12.36%	5.61%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors), LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood), and Equity Income Fund (sub-advised by Edge Asset Management) all lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Principal LifeTime 2020 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors), LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood), and Equity Income Fund (sub-advised by Edge Asset Management) all lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Principal LifeTime 2030 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors) and the LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood) both lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Principal LifeTime 2040 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors) and the LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood) both lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Principal LifeTime 2050 Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors) and the LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood) both lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the LargeCap Value Fund (sub-advised by Principal Global Investors) and the LargeCap Value Fund III (co-sub-advised by Barrow, Hanley, Mewhinney & Strauss and Westwood) both lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Principal LifeTime Strategic Income Account

Investment Advisor: Principal Management Corporation; Sub-Advisor: Principal Global Investors, LLC.

Average Annual Total Returns* as of December 31, 2013
	Inception Date	1-Year	5-Year	Since Inception
Class 1 Shares	8/30/04	5.11%	9.56%	4.65%

What contributed to or detracted from Account performance during the fiscal year?

Principal LifeTime Accounts invest wholly in the shares of the underlying funds.

Dedicated exposure to the high yield asset class contributed positively to performance as the High Yield Fund I (co-sub-advised by JP Morgan and Neuberger Berman) easily outperformed the broad Barclays Capital Aggregate Bond Index. Exposure to the Bond & Mortgage Securities Fund (sub-advised by Principal Global Investors) also contributed positively to returns, outperforming the broad Barclays Capital Aggregate Bond Index. Within U.S. equities, exposure to the LargeCap Growth Fund I (co-sub-advised by T. Rowe Price and Brown Advisory) delivered very strong returns relative to the Russell 1000 Growth Index and the broad Russell 3000 Index. Within the U.S. equity asset class the large value space was an area of underperformance as the Equity Income Fund (sub-advised by Edge Asset Management) lagged the returns of the Russell 1000 Value Index and the broad Russell 3000 Index. In addition, exposure to the International Emerging Markets Fund (sub-advised by Principal Global Investors) lagged both its index and the broad MSCI EAFE Index. Exposure to the Diversified International Fund (sub-advised by Principal Global Investors) detracted from returns over the 12-month period as the fund lagged the returns of the broad MSCI EAFE Index.

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

The largest contributor was an overweight to hotels, including Pebblebrook and Strategic Hotels & Resorts which were fueled by rising expectations of future U.S. economic prospects. In the office sector, an overweight to SL Green also contributed due to improving leasing trends. An underweight to Digital Realty also contributed due to underperformance related to increased competition for data center space and investor concerns on management's credibility. In addition, an overweight to First Industrial contributed due to strong leasing activity and improving fundamentals in their existing portfolio and development opportunities. An overweight to malls, particularly through large-cap names Simon Property Group and Taubman Centers detracted from relative performance. Larger capitalization stocks lagged their smaller capitalization peers as investors tended to favor more risk during the past year. Another detractor was lack of exposure to Cole Real Estate Investments, which outperformed after agreeing to be acquired by a competitor, American Realty Capital Properties, at a premium to its prior share price. In addition, an overweight to Camden Property Trust, an owner and operator of multifamily apartment communities, hindered performance due to investor fears over supply issues in the Sunbelt markets (typically includes markets such as Fort Lauderdale, Miami, Las Vegas, Los Angeles and Phoenix).

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. In addition, security selection in large-cap growth holdings contributed to results. Security selection in mid-cap value holdings also aided performance. Holdings in emerging market equities hindered results within the underlying funds. Also, exposure to the Global Multi-Strategy Fund detracted from performance. Security selection among large-cap value holdings also detracted from results.

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. For the period, a strategic allocation to high yield bonds contributed to results. In addition, security selection in large-cap growth holdings aided performance. A strategic allocation to emerging market equities detracted from performance within the underlying funds. Exposure to the Global Multi-Strategy Fund, which underperformed other equities during the year, also detracted from performance. In addition, security selection among large-cap value holdings hindered results.

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income within the underlying funds aided performance. Security selection in large-cap growth holdings and mid-cap value holdings also aided results. A strategic allocation to emerging market equities and exposure to the Global Multi-Strategy Fund, which underperformed other equities detracted from performance.

In addition, security selection among large-cap value holdings within the underlying funds hindered results.

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. In addition, a strategic allocation to high yield bonds contributed to performance, as they outperformed other fixed income securities. Security selection among investment grade corporate bonds also contributed to performance. A strategic allocation to emerging market equities detracted from performance within the underlying funds. A tactical overweight in real estate investment trusts (REITs) and international real estate also detracted from performance. In addition, security selection among REITs and international real estate securities hindered results.

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap growth holdings and mid-cap value holdings contributed to results within the underlying funds. A tactical preference for equities versus fixed income aided performance. A strategic allocation to emerging market equities hindered performance within the underlying funds. In addition, a tactical overweight to real estate investment trust (REIT) holdings and international real estate holdings detracted from performance. Security selection among large-cap value holdings also detracted from results.

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Issue selection in corporate bonds aided performance, led by selection in the banking and utility sectors. Lack of exposure to foreign government and foreign agencies also aided results. An out-of-benchmark allocation to asset-backed securities (ABS) contributed to performance. An out-of-benchmark allocation to non-agency residential mortgage backed securities (RMBS) detracted from performance. Issue selection in the insurance sector hindered results. In addition, an underweight to the banking sector detracted from performance.

SmallCap Blend Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the consumer discretionary, industrials, and consumer staples sectors contributed most to performance. Top individual contributors included Conn's, Red Robin Gourmet Burgers, and TASER International. Conn's produced strong operating results with exposure to economically-strong geographic markets and focus on offering credit access to under-served customers. Red Robin Gourmet Burgers posted solid operating results with favorable sales growth, expanded profit margins and accelerated store openings. TASER International benefited from news that a New York judge required portions of the NYPD to use on-officer cameras like those made by the company. The energy, telecommunication services, and health care sectors were the weakest contributors. Three individual detractors included ARIAD Pharmaceuticals, Energy XXI, and Rudolph Technologies. ARIAD Pharmaceuticals declined as safety issues required it to discontinue marketing and development of its solely-marketed drug. Energy XXI experienced complications and delays in exploration projects. Rudolph Technologies saw broad-based weakness as customers delayed purchases of its equipment.

SmallCap Growth Account II

Investment Advisor: Principal Management Corporation; Sub-Advisor: Emerald Advisers, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Positive stock selection overall contributed to returns, led by the health care sector; the largest individual contributor was an overweight to NPS Pharmaceuticals, Inc. Selection within the industrial sector also aided performance; the largest individual contributor was an overweight to Spirit Airlines. SmallCap Growth Account II was rewarded for having a higher relative strength profile than the index. Poor stock selection in the information technology sector diminished returns; the largest individual detractor was an overweight to Ixia. Selection in the materials sector also detracted from performance; the largest individual detractor was an out-of-index holding to Allied Nevada Gold Corp. SmallCap Growth Account II was not rewarded for holding stocks that exhibited higher price volatility than the stocks in the index.

SmallCap Value Account I

Investment Advisor: Principal Management Corporation; Sub-Advisor: JP Morgan Investment Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Stock selection was positive overall, led by the financial sector; the largest individual contributor was an overweight to American Equity Investment Life Holding Company. Sector allocation also aided performance, with an average 1% overweight to the industrial sector contributing to returns. SmallCap Value Account I's higher relative strength profile than the index also enhanced performance. An average 1% underweight to the consumer discretionary sector, the second best performing sector in the index, diminished performance. In addition, the largest individual detractor was an underweight to Fifth & Pacific Companies, Inc., which posted a largely positive return during the year. SmallCap Value Account I was hindered for holding stocks that exhibited higher price volatility than the stocks in the index.

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Credit 1–3 Years Index:

The index is composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Barclays U.S. Agency Fixed Rate MBS Index:

The index covers the fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mae (FHLMC).

Diversified Balanced Custom Index

The index is composed of 50% Barclays Aggregate Index, 35% S&P 500 Index, 7% MSCI EAFE Index , 4% S&P MidCap 400 Index, and 4% S&P SmallCap 600 Index.

Diversified Growth Custom Index

The index is composed of 45% S&P 500 Index, 35% Barclays Aggregate Index, 10% MSCI EAFE Index, 5% S&P MidCap 400 Index, and 5% S&P SmallCap 600 Index.

Diversified Income Custom Index

The index is composed of 65% Barclays Aggregate Index, 25% S&P 500 Index, 4% MSCI EAFE Index, 3% S&P MidCap 400 Index, and 3% S&P SmallCap 600 Index.

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australia, Asia, and the Far East.

Morgan Stanley Capital International (MSCI) Emerging Markets Index: The index measures the stock returns of companies in 27 developing countries.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Aggressive Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 70–90% invested in equities and the remainder invested in fixed income and cash.

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category:

Diversified emerging-markets portfolios tend to divide their assets among 20 or more nations, although they tend to focus on the emerging markets of Asia and Latin America rather than on those of the Middle East, Africa, or Europe. These portfolios invest at least 70% of total assets in equities and invest at least 50% of stock assets in emerging markets.

Glossary

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate Government Category:

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between 3.5 and six years (or, if duration is unavailable, average effective maturities between four and 10 years). Consequently, the group’s performance — and its level of volatility — tends to fall between that of the short government and long government bond categories.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Blend Category:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Growth Category:

Some mid-cap growth portfolios invest in stocks of all sizes, thus leading to a mid-cap profile, but others focus on midsize companies. Mid-cap growth portfolios target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Moderate Allocation Category:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Real Estate Category:

Specialty-real estate portfolios invest primarily in real-estate investment trusts (REITs) of various types. REITs are companies that develop and manage real-estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real-estate operating companies. Primary Index: Standard & Poor’s 500 Secondary Index: Wilshire REIT.

Morningstar Retirement Income Category:

Retirement income portfolios provide a mix of stocks, bonds and cash for those investors already in or entering retirement. These portfolios tend to be managed to more of a conservative asset allocation strategy. These portfolios aim to provide investors with steady income throughout retirement.

Glossary

Morningstar Short-Term Bond Category:

Short-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of one to 3.5 years (or, if duration is unavailable, average effective maturities of one to four years). These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations.

Morningstar Small Blend Category:

Small-blend portfolios favor U.S. firms at the smaller end of the market-capitalization range. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

Morningstar Small Growth Category:

Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Morningstar Target-Date 2000–2010 Category:

Target-date portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2000–2010) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Morningstar Target-Date 2016–2020 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2016–2020) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2026–2030 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2026–2030) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2036–2040 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2036–2040) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Glossary

Morningstar Target-Date 2046-2050 Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2046-2050) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Morningstar Target-Date 2051+ Category:

Target date portfolios provide a diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind (in this case, the years 2051 and beyond) for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. Over time, management adjusts the allocation among asset classes to more conservative mixes as the target date approaches.

Principal LifeTime 2010 Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 57.50% Barclays Aggregate Bond Index, 31.35% Russell 3000 Index, and 11.15% MSCI EAFE Index.

Principal LifeTime 2020 Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 45.95% Russell 3000 Index, 37.25% Barclays Aggregate Bond Index, and 16.80% MSCI EAFE Index.

Principal LifeTime 2030 Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 55.80% Russell 3000 Index, 23.75% Barclays Aggregate Bond Index, and 20.45% MSCI EAFE Index.

Principal LifeTime 2040 Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 62.45% Russell 3000 Index, 24.35% MSCI EAFE Index, and 13.20% Barclays Aggregate Bond Index.

Principal LifeTime 2050 Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 65.85% Russell 3000 Index, 27.10% MSCI EAFE Index, and 7.05% Barclays Aggregate Bond Index.

Principal LifeTime 2060 Blended Index:

The index is composed of underlying indices that represent the target allocation weightings of the Principal LifeTime 2060 Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 66.10% Russell 3000 Index, 27.40% MSCI EAFE Index, and 6.50% Barclays Aggregate Bond Index.

Principal LifeTime Strategic Income Blended Index:

The index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income Fund. The index weightings adjust over time as the portfolio changes to become gradually more conservative. The weightings as of March 31, 2013 are 75.00% Barclays Aggregate Bond Index, 19.45% Russell 3000 Index, and 5.55% MSCI EAFE Index.

Glossary

Russell 1000® Growth Index:

The index measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

The index measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index.

Russell 1000® Value Index:

The index measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index:

The index measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index:

The index measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Value Index:

The index measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

The index measures the performance of the 800 smallest stocks in the Russell 1000® Index.

S&P 500 Index:

A broad-based index intended to represent the U.S. equity market.

S&P MidCap 400 Index:

A weighted index of the common stocks of 400 mid-sized companies.

S&P SmallCap 600 Index:

A small cap index that consists of 600 domestic stocks chosen by market size, liquidity, and industry group representation.

SAM Balanced Blended Index:

The index is composed of 45% Russell 3000 Index, 40% Barclays Aggregate Bond Index, and 15% MSCI EAFE Index.

SAM Conservative Balanced Blended Index:

The index is composed of 60% Barclays Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index.

SAM Conservative Growth Blended Index:

The index is composed of 60% Russell 3000 Index, 20% Barclays Aggregate Bond Index, and 20% MSCI EAFE Index.

SAM Flexible Income Blended Index:

The index is composed of 75% Barclays Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index.

Glossary

SAM Strategic Growth Blended Index:

The index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index, and 5% Barclays Aggregate Bond Index.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Balanced Account	Bond & Mortgage Securities Account	Bond Market Index Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$46,330	$331,585	$1,359,771
Assets
Investment in securities--at value	$52,495	$331,346	$1,336,402
Cash	399	7,134	86,660
Deposits with counterparty	4	–	–
Receivables:
Dividends and interest	156	2,097	7,135
Fund shares sold	7	3,672	300
Investment securities sold	–	1,309	43,319
Total Assets	53,061	345,558	1,473,816
Liabilities
Accrued management and investment advisory fees	26	118	263
Accrued directors' expenses	–	1	2
Accrued other expenses	14	13	21
Payables:
Fund shares redeemed	6	113	2,376
Investment securities purchased	1,382	28,789	206,728
Short sales (proceeds received $0, $0 and $213)	–	–	213
Swap premiums received	–	269	–
Unrealized loss on OTC swap agreements	–	59	–
Variation margin on financial derivative instruments	–	19	–
Total Liabilities	1,428	29,381	209,603
Net Assets Applicable to Outstanding Shares	$51,633	$316,177	$1,264,213

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$45,705	$346,291	$1,284,037
Accumulated undistributed (overdistributed) net investment income (loss)	865	9,534	16,416
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,105)	(38,895)	(12,871)
Net unrealized appreciation (depreciation) of investments	6,168	(753)	(23,369)
Total Net Assets	$51,633	$316,177	$1,264,213
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$51,633	$316,177	$1,264,213
Shares issued and outstanding	2,867	28,130	127,979
Net Asset Value per share	$18.01	$11.24	$9.88

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Diversified Balanced Account	Diversified Balanced Managed Volatility Account	Diversified Growth Account

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$749,709	$705	$1,893,419
Assets
Investment in affiliated Accounts--at value	$858,637	$705	$2,207,524
Receivables:
Expense reimbursement from Manager	–	1	–
Fund shares sold	–	184	–
Total Assets	858,637	890	2,207,524
Liabilities
Accrued management and investment advisory fees	36	–	91
Accrued distribution fees	179	–	455
Accrued directors' expenses	2	–	5
Accrued professional fees	–	3	–
Accrued other expenses	6	–	7
Payables:
Fund shares redeemed	1,630	–	4,109
Total Liabilities	1,853	3	4,667
Net Assets Applicable to Outstanding Shares	$856,784	$887	$2,202,857

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$729,467	$880	$1,831,245
Accumulated undistributed (overdistributed) net investment income (loss)	8,428	2	24,831
Accumulated undistributed (overdistributed) net realized gain (loss)	9,961	5	32,676
Net unrealized appreciation (depreciation) of investments	108,928	–	314,105
Total Net Assets	$856,784	$887	$2,202,857
Capital Stock (par value: $.01 a share):
Shares authorized	250,000	200,000	300,000
Net Asset Value Per Share:
Class 2: Net Assets	$856,784	$887	$2,202,857
Shares issued and outstanding	62,702	87	150,842
Net Asset Value per share	$13.66	$10.18	$14.60

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Diversified Growth Managed Volatility Account	Diversified Income Account	Diversified International Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$–	$–	$389,782
Investment in affiliated Accounts--at cost	$3,389	$107,218	$–
Foreign currency--at cost	$–	$–	$55
Assets
Investment in securities--at value	$–	$–	$501,397
Investment in affiliated Accounts--at value	3,396	112,256	–
Foreign currency--at value	–	–	55
Cash	–	–	1,282
Receivables:
Dividends and interest	–	–	881
Expense reimbursement from Manager	1	–	–
Fund shares sold	594	40	71
Investment securities sold	–	–	44
Prepaid expenses	–	–	2
Total Assets	3,991	112,296	503,732
Liabilities
Accrued management and investment advisory fees	–	5	343
Accrued distribution fees	–	23	–
Accrued custodian fees	–	–	75
Accrued directors' expenses	–	–	2
Accrued professional fees	3	–	–
Accrued other expenses	–	2	–
Payables:
Deferred foreign tax	–	–	34
Fund shares redeemed	–	229	694
Investment securities purchased	–	–	32
Total Liabilities	3	259	1,180
Net Assets Applicable to Outstanding Shares	$3,988	$112,037	$502,552

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,941	$105,417	$525,169
Accumulated undistributed (overdistributed) net investment income (loss)	15	784	7,694
Accumulated undistributed (overdistributed) net realized gain (loss)	25	798	(141,896)
Net unrealized appreciation (depreciation) of investments	7	5,038	111,581
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	4
Total Net Assets	$3,988	$112,037	$502,552
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	50,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	N/A	$501,094
Shares issued and outstanding			33,706
Net Asset Value per share			$14.87
Class 2: Net Assets	$3,988	$112,037	$1,458
Shares issued and outstanding	388	9,849	97
Net Asset Value per share	$10.27	$11.38	$14.97

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Equity Income Account	Government & High Quality Bond Account	Income Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$420,344	$378,932	$252,746
Assets
Investment in securities--at value	$652,668	$376,366	$266,765
Cash	5,681	2,933	4,430
Receivables:
Dividends and interest	2,253	1,603	2,869
Fund shares sold	78	1,671	103
Investment securities sold	489	–	–
Total Assets	661,169	382,573	274,167
Liabilities
Accrued management and investment advisory fees	262	162	117
Accrued distribution fees	5	–	1
Accrued directors' expenses	2	1	1
Accrued other expenses	14	8	7
Payables:
Fund shares redeemed	5,332	256	323
Investment securities purchased	202	1,864	998
Total Liabilities	5,817	2,291	1,447
Net Assets Applicable to Outstanding Shares	$655,352	$380,282	$272,720

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$461,592	$393,737	$252,474
Accumulated undistributed (overdistributed) net investment income (loss)	20,026	12,599	10,990
Accumulated undistributed (overdistributed) net realized gain (loss)	(58,590)	(23,488)	(4,763)
Net unrealized appreciation (depreciation) of investments	232,324	(2,566)	14,019
Total Net Assets	$655,352	$380,282	$272,720
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$630,542	$379,351	$269,330
Shares issued and outstanding	30,020	36,737	25,219
Net Asset Value per share	$21.00	$10.33	$10.68
Class 2: Net Assets	$24,810	$931	$3,390
Shares issued and outstanding	1,189	90	319
Net Asset Value per share	$20.87	$10.34	$10.63

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	International Emerging Markets Account	LargeCap Blend Account II	LargeCap Growth Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$103,432	$117,281	$75,843
Foreign currency--at cost	$49	$ –	$–
Assets
Investment in securities--at value	$112,482	$158,914	$99,827
Foreign currency--at value	49	–	–
Cash	904	1,211	644
Deposits with counterparty	–	200	–
Receivables:
Dividends and interest	62	240	87
Expense reimbursement from Manager	–	2	–
Fund shares sold	45	–	36
Investment securities sold	–	4,944	504
Variation margin on financial derivative instruments	–	11	–
Prepaid expenses	4	–	–
Total Assets	113,546	165,522	101,098
Liabilities
Accrued management and investment advisory fees	118	104	58
Accrued custodian fees	59	–	–
Accrued directors' expenses	1	1	1
Accrued other expenses	–	14	6
Payables:
Fund shares redeemed	63	2,566	181
Investment securities purchased	–	22	–
Total Liabilities	241	2,707	246
Net Assets Applicable to Outstanding Shares	$113,305	$162,815	$100,852

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$121,491	$131,574	$102,934
Accumulated undistributed (overdistributed) net investment income (loss)	1,000	1,897	699
Accumulated undistributed (overdistributed) net realized gain (loss)	(18, 228)	(12,401)	(26,765)
Net unrealized appreciation (depreciation) of investments	9,050	41,745	23,984
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(8)	–	–
Total Net Assets	$113,305	$162,815	$100,852
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$113,305	$161,831	$100,140
Shares issued and outstanding	7,109	16,032	4,499
Net Asset Value per share	$15.94	$10.09	$22.26
Class 2: Net Assets	N/A	$984	$712
Shares issued and outstanding		97	32
Net Asset Value per share		$10.14	$22.20

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	LargeCap Growth Account I	LargeCap S&P 500 Index Account	LargeCap S&P 500 Managed Volatility Index Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$173,524	$1,091,490	$5,839
Assets
Investment in securities--at value	$256,520	$1,474,487	$6,091
Cash	3,386	17,160	1,047
Deposits with counterparty	430	–	–
Receivables:
Dividends and interest	135	1,943	7
Expense reimbursement from Manager	3	–	2
Fund shares sold	50	20	331
Investment securities sold	129	–	–
Variation margin on financial derivative instruments	27	97	3
Total Assets	260,680	1,493,707	7,481
Liabilities
Accrued management and investment advisory fees	164	309	2
Accrued directors' expenses	1	4	–
Accrued other expenses	13	15	5
Payables:
Fund shares redeemed	319	3,027	–
Investment securities purchased	149	–	130
Options and swaptions contracts written (premiums received $0, 0 and 7)	–	–	5
Total Liabilities	646	3,355	142
Net Assets Applicable to Outstanding Shares	$260,034	$1,490,352	$7,339

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$134,570	$1,059,666	$7,079
Accumulated undistributed (overdistributed) net investment income (loss)	313	21,672	–
Accumulated undistributed (overdistributed) net realized gain (loss)	41,893	25,162	(5)
Net unrealized appreciation (depreciation) of investments	83,258	383,852	265
Total Net Assets	$260,034	$1,490,352	$7,339
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$260,034	$1,490,352	$7,339
Shares issued and outstanding	7,982	111,418	702
Net Asset Value per share	$32.58	$13.38	$10.46

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	LargeCap Value Account	MidCap Account(a)	Money Market Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$142,444	$404,047	$282,626
Assets
Investment in securities--at value	$167,924	$664,499	$282,626
Cash	50	180	15
Receivables:
Dividends and interest	195	226	11
Expense reimbursement from Manager	–	–	69
Fund shares sold	3	144	1,712
Investment securities sold	–	1,852	–
Total Assets	168,172	666,901	284,433
Liabilities
Accrued management and investment advisory fees	84	292	108
Accrued distribution fees	–	3	–
Accrued directors' expenses	1	2	1
Accrued other expenses	8	10	7
Payables:
Fund shares redeemed	377	1,589	250
Investment securities purchased	–	7	–
Total Liabilities	470	1,903	366
Net Assets Applicable to Outstanding Shares	$167,702	$664,998	$284,067

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$115,832	$346,090	$284,077
Accumulated undistributed (overdistributed) net investment income (loss)	3,526	2,322	–
Accumulated undistributed (overdistributed) net realized gain (loss)	22,864	56,134	(10)
Net unrealized appreciation (depreciation) of investments	25,480	260,452	–
Total Net Assets	$167,702	$664,998	$284,067
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	105,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$167,702	$649,893	$283,108
Shares issued and outstanding	4,642	10,946	283,118
Net Asset Value per share	$36.13	$59.37	$1.00
Class 2: Net Assets	N/A	$15,105	$959
Shares issued and outstanding		255	959
Net Asset Value per share		$59.16	$1.00

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Principal Capital Appreciation Account	Principal LifeTime 2010 Account	Principal LifeTime 2020 Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$17,033	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$44,716	$215,091
Assets
Investment in securities--at value	$38,098	$ –	$ –
Investment in affiliated Accounts--at value	–	47,861	228,702
Cash	371	–	–
Receivables:
Dividends and interest	54	7	19
Fund shares sold	7	989	64
Investment securities sold	84	–	–
Total Assets	38,614	48,857	228,785
Liabilities
Accrued management and investment advisory fees	20	2	7
Accrued distribution fees	1	–	–
Accrued professional fees	5	5	–
Accrued other expenses	4	–	5
Payables:
Fund shares redeemed	51	75	788
Investment securities purchased	94	–	–
Total Liabilities	175	82	800
Net Assets Applicable to Outstanding Shares	$38,439	$48,775	$227,985

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$10,065	$47,190	$204,864
Accumulated undistributed (overdistributed) net investment income (loss)	1,236	1,065	5,145
Accumulated undistributed (overdistributed) net realized gain (loss)	6,073	(2,625)	4,365
Net unrealized appreciation (depreciation) of investments	21,065	3,145	13,611
Total Net Assets	$38,439	$48,775	$227,985
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$32,077	$48,775	$227,985
Shares issued and outstanding	1,312	3,970	16,744
Net Asset Value per share	$24.45	$12.29	$13.62
Class 2: Net Assets	$6,362	N/A	N/A
Shares issued and outstanding	262
Net Asset Value per share	$24.27

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account	Principal LifeTime 2050 Account

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$99,879	$34,435	$20,439
Assets
Investment in affiliated Accounts--at value	$108,926	$36,967	$22,082
Receivables:
Dividends and interest	11	4	2
Fund shares sold	7	37	9
Total Assets	108,944	37,008	22,093
Liabilities
Accrued management and investment advisory fees	3	1	–
Accrued directors' expenses	1	–	–
Accrued professional fees	–	5	5
Accrued other expenses	5	–	–
Payables:
Fund shares redeemed	141	68	86
Total Liabilities	150	74	91
Net Assets Applicable to Outstanding Shares	$108,794	$36,934	$22,002

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$79,999	$30,932	$18,060
Accumulated undistributed (overdistributed) net investment income (loss)	2,463	805	471
Accumulated undistributed (overdistributed) net realized gain (loss)	17,285	2,665	1,828
Net unrealized appreciation (depreciation) of investments	9,047	2,532	1,643
Total Net Assets	$108,794	$36,934	$22,002
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$108,794	$36,934	$22,002
Shares issued and outstanding	7,741	2,472	1,471
Net Asset Value per share	$14.05	$14.94	$14.96

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Principal LifeTime 2060 Account	Principal LifeTime Strategic Income Account	Real Estate Securities Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$–	$–	$105,826
Investment in affiliated Accounts--at cost	$32	$29,363	$–
Assets
Investment in securities--at value	$–	$–	$128,036
Investment in affiliated Accounts--at value	33	31,173	–
Cash	–	–	195
Receivables:
Dividends and interest	–	6	614
Fund shares sold	–	6	129
Investment securities sold	–	–	66
Total Assets	33	31,185	129,040
Liabilities
Accrued management and investment advisory fees	–	1	97
Accrued directors' expenses	2	–	–
Accrued professional fees	3	–	–
Accrued other expenses	–	5	6
Payables:
Fund shares redeemed	–	15	65
Total Liabilities	5	21	168
Net Assets Applicable to Outstanding Shares	$28	$31,164	$128,872

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$25	$30,178	$105,831
Accumulated undistributed (overdistributed) net investment income (loss)	1	765	2,703
Accumulated undistributed (overdistributed) net realized gain (loss)	1	(1,589)	(1,872)
Net unrealized appreciation (depreciation) of investments	1	1,810	22,210
Total Net Assets	$28	$31,164	$128,872
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$28	$31,164	$128,601
Shares issued and outstanding	2	2,760	7,528
Net Asset Value per share	$11.58	$11.29	$17.08
Class 2: Net Assets	N/A	N/A	$271
Shares issued and outstanding			16
Net Asset Value per share			$17.18

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$862,956	$201,154	$233,239
Assets
Investment in affiliated Accounts--at value	$1,019,145	$228,582	$279,000
Receivables:
Dividends and interest	111	43	9
Fund shares sold	92	56	125
Total Assets	1,019,348	228,681	279,134
Liabilities
Accrued management and investment advisory fees	193	44	53
Accrued distribution fees	22	3	21
Accrued directors' expenses	3	1	1
Accrued other expenses	6	5	5
Payables:
Fund shares redeemed	2,585	241	191
Total Liabilities	2,809	294	271
Net Assets Applicable to Outstanding Shares	$1,016,539	$228,387	$278,863

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$708,583	$178,915	$197,732
Accumulated undistributed (overdistributed) net investment income (loss)	25,774	6,730	5,040
Accumulated undistributed (overdistributed) net realized gain (loss)	125,993	15,314	30,330
Net unrealized appreciation (depreciation) of investments	156,189	27,428	45,761
Total Net Assets	$1,016,539	$228,387	$278,863
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$913,823	$212,247	$179,850
Shares issued and outstanding	49,326	15,849	8,731
Net Asset Value per share	$18.53	$13.39	$20.60
Class 2: Net Assets	$102,716	$16,140	$99,013
Shares issued and outstanding	5,584	1,215	4,849
Net Asset Value per share	$18.39	$13.28	$20.42

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$–	$–	$245,560
Investment in affiliated Accounts--at cost	$208,909	$176,915	$–
Assets
Investment in securities--at value	$–	$–	$248,236
Investment in affiliated Accounts--at value	234,048	209,141	–
Cash	–	–	3,753
Receivables:
Dividends and interest	67	–	1,146
Expense reimbursement from Manager	–	–	2
Fund shares sold	23	30	4,481
Total Assets	234,138	209,171	257,618
Liabilities
Accrued management and investment advisory fees	45	40	107
Accrued distribution fees	4	18	–
Accrued directors' expenses	1	1	1
Accrued other expenses	5	5	7
Payables:
Fund shares redeemed	47	369	104
Total Liabilities	102	433	219
Net Assets Applicable to Outstanding Shares	$234,036	$208,738	$257,399

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$192,240	$141,466	$268,800
Accumulated undistributed (overdistributed) net investment income (loss)	8,416	3,237	4,267
Accumulated undistributed (overdistributed) net realized gain (loss)	8,241	31,809	(18,344)
Net unrealized appreciation (depreciation) of investments	25,139	32,226	2,676
Total Net Assets	$234,036	$208,738	$257,399
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	400,000
Net Asset Value Per Share:
Class 1: Net Assets	$214,572	$121,049	$256,561
Shares issued and outstanding	15,645	5,140	98,957
Net Asset Value per share	$13.72	$23.55	$2.59
Class 2: Net Assets	$19,464	$87,689	$838
Shares issued and outstanding	1,429	3,751	324
Net Asset Value per share	$13.62	$23.38	$2.59

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	SmallCap Blend Account	SmallCap Growth Account II	SmallCap Value Account I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$45,315	$51,743	$87,781
Assets
Investment in securities--at value	$64,106	$71,718 (a)	$116,755	(a)
Cash	877	1,092	3,779
Deposits with counterparty	56	200	350
Receivables:
Dividends and interest	37	16	171
Expense reimbursement from Manager	–	6	19
Fund shares sold	20	54	21
Investment securities sold	2	90	210
Variation margin on financial derivative instruments	6	10	33
Total Assets	65,104	73,186	121,338
Liabilities
Accrued management and investment advisory fees	45	57	109
Accrued distribution fees	–	1	–
Accrued other expenses	8	14	21
Payables:
Fund shares redeemed	266	7	1,092
Investment securities purchased	–	207	296
Collateral obligation on securities loaned, at value	–	3,517	2,516
Total Liabilities	319	3,803	4,034
Net Assets Applicable to Outstanding Shares	$64,785	$69,383	$117,304

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$43,914	$63,543	$77,135
Accumulated undistributed (overdistributed) net investment income (loss)	239	–	943
Accumulated undistributed (overdistributed) net realized gain (loss)	1,795	(14,260)	9,848
Net unrealized appreciation (depreciation) of investments	18,837	20,100	29,378
Total Net Assets	$64,785	$69,383	$117,304
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$64,785	$65,466	$117,194
Shares issued and outstanding	4,697	3,576	5,391
Net Asset Value per share	$13.79	$18.31	$21.74
Class 2: Net Assets	N/A	$3,917	$110
Shares issued and outstanding		218	4
Net Asset Value per share		$17.99	$21.64

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Balanced Account	Bond & Mortgage Securities Account	Bond Market Index Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$600	$26	$–
Withholding tax	(6)	–	–
Interest	569	10,692	15,013
Total Income	1,163	10,718	15,013
Expenses:
Management and investment advisory fees	303	1,458	2,478
Custodian fees	21	17	36
Directors' expenses	3	7	17
Professional fees	4	3	3
Other expenses	–	2	3
Total Expenses	331	1,487	2,537
Net Investment Income (Loss)	832	9,231	12,476

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	6,123	33	(7,525)
Futures contracts	36	17	–
Short sales	–	–	(2)
Swap agreements	–	(670)	–
Change in unrealized appreciation/depreciation of:
Investments	1,973	(11,449)	(29,250)
Futures contracts	1	–	–
Swap agreements	–	(541)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	8,133	(12,610)	(36,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,965	$(3,379)	$(24,301)

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Diversified Balanced Account	Diversified Balanced Managed Volatility Account(a)	Diversified Growth Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$10,634	$2	$29,908
Total Income	10,634	2	29,908
Expenses:
Management and investment advisory fees	362	–	834
Distribution Fees - Class 2	1,812	–	4,170
Directors' expenses	13	–	27
Professional fees	3	3	3
Other expenses	3	–	6
Total Gross Expenses	2,193	3	5,040
Less: Reimbursement from Manager - Class 2	–	3	–
Total Net Expenses	2,193	–	5,040
Net Investment Income (Loss)	8,441	2	24,868

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	1,104	–	1,023
Capital gain distribution received from affiliated Accounts	8,996	5	31,861
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	69,155	–	216,754
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	79,255	5	249,638
Net Increase (Decrease) in Net Assets Resulting from Operations	$87,696	$7	$274,506

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Diversified Growth Managed Volatility Account(a)	Diversified Income Account	Diversified International Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$16	$1,035	$–
Dividends	–	–	14,347
Withholding tax	–	–	(1,563)
Interest	–	–	3
Total Income	16	1,035	12,787
Expenses:
Management and investment advisory fees	–	41	3,991
Distribution Fees - Class 2	–	204	4
Custodian fees	–	–	161
Directors' expenses	–	3	10
Professional fees	3	3	27
Other expenses	–	–	3
Total Gross Expenses	3	251	4,196
Less: Reimbursement from Manager - Class 2	2	–	–
Total Net Expenses	1	251	4,196
Net Investment Income (Loss)	15	784	8,591

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	32,950
Investment transactions in affiliated Accounts	(2)	96	–
Foreign currency transactions	–	–	(349)
Capital gain distribution received from affiliated Accounts	27	704	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $0, $0 and $34, respectively)	–	–	40,786
Investments in affiliated Accounts	7	4,585	–
Translation of assets and liabilities in foreign currencies	–	–	19
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	32	5,385	73,406
Net Increase (Decrease) in Net Assets Resulting from Operations	$47	$6,169	$81,997

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Equity Income Account	Government & High Quality Bond Account	Income Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$21,572	$–	$–
Withholding tax	(451)	–	–
Interest	8	12,530	13,439
Total Income	21,129	12,530	13,439
Expenses:
Management and investment advisory fees	3,052	2,033	1,424
Distribution Fees - Class 2	60	3	9
Custodian fees	15	7	5
Directors' expenses	12	8	6
Professional fees	3	3	3
Other expenses	3	2	1
Total Expenses	3,145	2,056	1,448
Net Investment Income (Loss)	17,984	10,474	11,991

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	36,821	4,979	1,050
Foreign currency transactions	(1)	–	–
Change in unrealized appreciation/depreciation of:
Investments	98,593	(19,992)	(12,075)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	135,413	(15,013)	(11,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	$153,397	$(4,539)	$966

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	International Emerging Markets Account	LargeCap Blend Account II	LargeCap Growth Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$3,864	$3,122	$1,829
Withholding tax	(474)	(7)	(11)
Interest	1	3	4
Total Income	3,391	3,118	1,822
Expenses:
Management and investment advisory fees	1,648	1,214	1,174
Distribution Fees - Class 2	N/A	2	2
Custodian fees	141	25	3
Directors' expenses	4	5	5
Professional fees	32	3	3
Other expenses	3	1	1
Total Gross Expenses	1,828	1,250	1,188
Less: Reimbursement from Manager	–	29	–
Total Net Expenses	1,828	1,221	1,188
Net Investment Income (Loss)	1,563	1,897	634

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	2,082	22,707	70,875
Foreign currency transactions	(340)	–	–
Futures contracts	–	1,177	–
Change in unrealized appreciation/depreciation of:
Investments	(11,992)	18,283	(20,549)
Futures contracts	–	100	–
Translation of assets and liabilities in foreign currencies	(7)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	(10,257)	42,267	50,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$(8,694)	$44,164	$50,960

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	LargeCap Growth Account I	LargeCap S&P 500 Index Account	LargeCap S&P 500 Managed Volatility Index Account (a)

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$2,254	$24,750	$20
Withholding tax	(4)	(3)	–
Interest	3	21	–
Total Income	2,253	24,768	20
Expenses:
Management and investment advisory fees	1,943	2,995	4
Custodian fees	23	19	3
Directors' expenses	6	21	–
Professional fees	3	3	2
Other expenses	1	12	–
Total Gross Expenses	1,976	3,050	9
Less: Reimbursement from Manager	41	–	–
Less: Reimbursement from Manager - Class 1	–	–	5
Total Net Expenses	1,935	3,050	4
Net Investment Income (Loss)	318	21,718	16

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	42,576	24,984	(31)
Futures contracts	1,218	7,117	11
Options and swaptions	–	–	15
Change in unrealized appreciation/depreciation of:
Investments	32,910	273,064	252
Futures contracts	234	654	11
Options and swaptions	–	–	2
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	76,938	305,819	260
Net Increase (Decrease) in Net Assets Resulting from Operations	$77,256	$327,537	$276

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	LargeCap Value Account	MidCap Account	Money Market Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$4,794	$6,872	$–
Withholding tax	(11)	(188)	–
Interest	2	–	565
Total Income	4,785	6,684	565
Expenses:
Management and investment advisory fees	1,277	3,346	1,312
Distribution Fees - Class 2	N/A	34	3
Custodian fees	6	10	8
Directors' expenses	6	12	7
Professional fees	3	3	2
Other expenses	1	4	3
Total Gross Expenses	1,293	3,409	1,335
Less: Reimbursement from Manager - Class 1	–	–	764
Less: Reimbursement from Manager - Class 2	N/A	–	3
Less: Reimbursement from Distributor - Class 2	N/A	–	3
Total Net Expenses	1,293	3,409	565
Net Investment Income (Loss)	3,492	3,275	–

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	59,481	59,998	–
Futures contracts	479	–	–
Change in unrealized appreciation/depreciation of:
Investments	(4,759)	120,055	–
Futures contracts	(3)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	55,198	180,053	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,690	$183,328	$–

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Principal Capital Appreciation Account	Principal LifeTime 2010 Account	Principal LifeTime 2020 Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$1,092	$5,243
Dividends	1,920	–	–
Withholding tax	(15)	–	–
Interest	2	–	–
Total Income	1,907	1,092	5,243
Expenses:
Management and investment advisory fees	657	14	66
Distribution Fees - Class 2	14	N/A	N/A
Custodian fees	10	–	–
Directors' expenses	4	3	5
Professional fees	3	3	3
Other expenses	1	–	1
Total Expenses	689	20	75
Net Investment Income (Loss)	1,218	1,072	5,168

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	60,378	–	–
Investment transactions in affiliated Accounts	–	2,400	19,835
Capital gain distribution received from affiliated Accounts	–	646	4,671
Change in unrealized appreciation/depreciation of:
Investments	(29,281)	–	–
Investments in affiliated Accounts	–	735	2,837
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	31,097	3,781	27,343
Net Increase (Decrease) in Net Assets Resulting from Operations	$32,315	$4,853	$32,511

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Principal LifeTime 2030 Account	Principal LifeTime 2040 Account	Principal LifeTime 2050 Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$2,510	$822	$484
Total Income	2,510	822	484
Expenses:
Management and investment advisory fees	30	9	6
Directors' expenses	4	3	2
Professional fees	3	3	3
Total Expenses	37	15	11
Net Investment Income (Loss)	2,473	807	473

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	14,317	3,483	2,280
Capital gain distribution received from affiliated Accounts	3,136	1,192	717
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	(2,245)	861	579
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	15,208	5,536	3,576
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,681	$6,343	$4,049

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Principal LifeTime 2060 Account(a)	Principal LifeTime Strategic Income Account	Real Estate Securities Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$1	$785	$–
Dividends	–	–	3,969
Total Income	1	785	3,969
Expenses:
Management and investment advisory fees	–	10	1,231
Distribution Fees - Class 2	N/A	N/A	1
Custodian fees	–	–	4
Directors' expenses	2	2	4
Professional fees	2	3	3
Other expenses	–	–	1
Total Gross Expenses	4	15	1,244
Less: Reimbursement from Manager - Class 1	4	–	–
Total Net Expenses	–	15	1,244
Net Investment Income (Loss)	1	770	2,725

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	8,889
Investment transactions in affiliated Accounts	–	722	–
Capital gain distribution received from affiliated Accounts	1	229	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(6,050)
Investments in affiliated Accounts	1	(131)	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	2	820	2,839
Net Increase (Decrease) in Net Assets Resulting from Operations	$3	$1,590	$5,564

(a)	Period from May 1, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio	SAM Conservative Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$28,381	$7,310	$5,877
Total Income	28,381	7,310	5,877
Expenses:
Management and investment advisory fees	2,219	499	574
Distribution Fees - Class 2	248	39	231
Directors' expenses	17	5	6
Professional fees	3	3	3
Other expenses	3	1	1
Total Expenses	2,490	547	815
Net Investment Income (Loss)	25,891	6,763	5,062

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	118,242	16,373	34,529
Capital gain distribution received from affiliated Accounts	24,475	3,922	8,416
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	(10,811)	(3,236)	4,251
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Short sales, and Swap agreements	131,906	17,059	47,196
Net Increase (Decrease) in Net Assets Resulting from Operations	$157,797	$23,822	$52,258

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$9,057	$3,877	$–
Interest	–	–	5,567
Total Income	9,057	3,877	5,567
Expenses:
Management and investment advisory fees	540	420	1,274
Distribution Fees - Class 2	49	199	3
Custodian fees	–	–	6
Directors' expenses	6	5	6
Professional fees	3	3	3
Other expenses	1	1	1
Total Gross Expenses	599	628	1,293
Less: Reimbursement from Manager - Class 1	–	–	26
Total Net Expenses	599	628	1,267
Net Investment Income (Loss)	8,458	3,249	4,300

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	–	–	1,762
Investment transactions in affiliated Accounts	11,273	29,966	–
Futures contracts	–	–	78
Capital gain distribution received from affiliated Accounts	2,643	8,483	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	(2,983)
Investments in affiliated Accounts	(4,905)	2,822	–
Futures contracts	–	–	(24)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	9,011	41,271	(1,167)
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,469	$44,520	$3,133

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	SmallCap Blend Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$698	$168	$1,941
Withholding tax	–	–	(1)
Interest	1	1	4
Securities lending - net	–	7	2
Total Income	699	176	1,946
Expenses:
Management and investment advisory fees	476	605	1,225
Distribution Fees - Class 2	N/A	9	–
Custodian fees	7	22	42
Directors' expenses	3	3	4
Professional fees	3	3	3
Other expenses	–	–	1
Total Gross Expenses	489	642	1,275
Less: Reimbursement from Manager	–	61	22
Less: Reimbursement from Manager - Class 1	–	–	143
Total Net Expenses	489	581	1,110
Net Investment Income (Loss)	210	(405)	836

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements
Net realized gain (loss) from:
Investment transactions	7,879	10,374	20,831
Futures contracts	233	754	1,666
Change in unrealized appreciation/depreciation of:
Investments	13,499	12,419	13,522
Futures contracts	39	69	284
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
Futures, Options and Swaptions, Short sales, and Swap agreements	21,650	23,616	36,303
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,860	$23,211	$37,139

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Balanced Account			Bond & Mortgage Securities Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$832	$1,012	$9,231	$10,425
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	6,159	3,032	(620)	6,180
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	1,974	2,236	(11,990)	7,710
Net Increase (Decrease) in Net Assets Resulting from Operations	8,965	6,280	(3,379)	24,315

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(897)	(1,032)	(11,127)	(12,569)
Total Dividends and Distributions	(897)	(1,032)	(11,127)	(12,569)

Capital Share Transactions
Shares sold:
Class 1	2,181	1,574	46,460	46,088
Shares issued in reinvestment of dividends and distributions:
Class 1	897	1,032	11,127	12,569
Shares redeemed:
Class 1	(8,664)	(8,883)	(68,955)	(52,218)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,586)	(6,277)	(11,368)	6,439
Total Increase (Decrease)	2,482	(1,029)	(25,874)	18,185

Net Assets
Beginning of period	49,151	50,180	342,051	323,866
End of period (including undistributed net investment income as set forth below)	$51,633	$49,151	$316,177	$342,051
Undistributed (Overdistributed) Net Investment Income (Loss)	$865	$905	$9,534	$10,366

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	130	107	3,994	3,964
Shares issued in reinvestment of dividends and distributions:
Class 1	54	69	1,006	1,098
Shares redeemed:
Class 1	(519)	(595)	(6,001)	(4,469)
Net Increase (Decrease)	(335)	(419)	(1,001)	593

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands		Bond Market Index Account	Diversified Balanced Account
Year Ended December 31, 2013		Period Ended December 31, 2012 (a)	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$12,476	$5,002	$8,441	$2,362
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	(7,527)	863	10,100	8,993
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(29,250)	5,881	69,155	27,894
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,301)	11,746	87,696	39,249

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,269)	–	N/A	N/A
Class 2	N/A	N/A	(2,374)	(4,497)
From net realized gain on investments:
Class 2	N/A	N/A	(9,063)	(92)
Total Dividends and Distributions	(7,269)	–	(11,437)	(4,589)

Capital Share Transactions
Shares sold:
Class 1	563,189	779,223	N/A	N/A
Class 2	N/A	N/A	205,967	215,796
Shares issued in reinvestment of dividends and distributions:
Class 1	7,269	–	N/A	N/A
Class 2	N/A	N/A	11,437	4,589
Shares redeemed:
Class 1	(27,805)	(37,839)	N/A	N/A
Class 2	N/A	N/A	(18,613)	(5,134)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	542,653	741,384	198,791	215,251
Total Increase (Decrease)	511,083	753,130	275,050	249,911

Net Assets
Beginning of period	753,130	–	581,734	331,823
End of period (including undistributed net investment income as set forth below)	$1,264,213	$753,130	$856,784	$581,734
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,416	$7,225	$8,428	$2,361

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	56,232	77,546	N/A	N/A
Class 2	N/A	N/A	15,862	18,049
Shares issued in reinvestment of dividends and distributions:
Class 1	742	–	N/A	N/A
Class 2	N/A	N/A	888	383
Shares redeemed:
Class 1	(2,794)	(3,747)	N/A	N/A
Class 2	N/A	N/A	(1,419)	(426)
Net Increase (Decrease)	54,180	73,799	15,331	18,006

(a)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified Balanced Managed Volatility Account	Diversified Growth Account

Amounts in thousands
	Period Ended December 31, 2013 (a)	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$2	$24,868	$7,429
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	5	32,884	15,308
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	–	216,754	77,902
Net Increase (Decrease) in Net Assets Resulting from Operations	7	274,506	100,639

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(7,461)	(8,590)
From net realized gain on investments:
Class 2	–	(15,426)	(185)
Total Dividends and Distributions	–	(22,887)	(8,775)

Capital Share Transactions
Shares sold:
Class 2	880	718,107	377,149
Shares issued in reinvestment of dividends and distributions:
Class 2	–	22,887	8,775
Shares redeemed:
Class 2	–	(7,927)	(7,219)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	880	733,067	378,705
Total Increase (Decrease)	887	984,686	470,569

Net Assets
Beginning of period	–	1,218,171	747,602
End of period (including undistributed net investment income as set forth below)	$887	$2,202,857	$1,218,171
Undistributed (Overdistributed) Net Investment Income (Loss)	$2	$24,831	$7,424

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	87	52,531	31,078
Shares issued in reinvestment of dividends and distributions:
Class 2	–	1,688	721
Shares redeemed:
Class 2	–	(558)	(591)
Net Increase (Decrease)	87	53,661	31,208

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified Growth Managed Volatility Account	Diversified Income Account

Amounts in thousands
	Period Ended December 31, 2013 (a)	Year Ended December 31, 2013	Period Ended December 31, 2012 (b)

Operations
Net investment income (loss)	$15	$784	$92
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	25	800	45
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	7	4,585	453
Net Increase (Decrease) in Net Assets Resulting from Operations	47	6,169	590

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(92)	–
From net realized gain on investments:
Class 2	–	(47)	–
Total Dividends and Distributions	–	(139)	–

Capital Share Transactions
Shares sold:
Class 2	4,172	68,215	54,932
Shares issued in reinvestment of dividends and distributions:
Class 2	–	139	–
Shares redeemed:
Class 2	(231)	(17,134)	(735)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,941	51,220	54,197
Total Increase (Decrease)	3,988	57,250	54,787

Net Assets
Beginning of period	–	54,787	–
End of period (including undistributed net investment income as set forth below)	$3,988	$112,037	$54,787
Undistributed (Overdistributed) Net Investment Income (Loss)	$15	$784	$92

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	411	6,208	5,270
Shares issued in reinvestment of dividends and distributions:
Class 2	–	13	–
Shares redeemed:
Class 2	(23)	(1,570)	(72)
Net Increase (Decrease)	388	4,651	5,198

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.
(b)	Period from May 15, 2012, date operations commenced, through December 31, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Diversified International Account			Equity Income Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$8,591	$9,928	$17,984	$20,385
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	32,601	(1,954)	36,820	21,892
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	40,805	67,855	98,593	35,465
Net Increase (Decrease) in Net Assets Resulting from Operations	81,997	75,829	153,397	77,742

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,278)	(9,416)	(19,090)	(17,730)
Class 2	(32)	(28)	(679)	(665)
Total Dividends and Distributions	(12,310)	(9,444)	(19,769)	(18,395)

Capital Share Transactions
Shares sold:
Class 1	26,783	17,790	30,440	14,649
Class 2	89	109	644	760
Shares issued in reinvestment of dividends and distributions:
Class 1	12,278	9,416	19,090	17,730
Class 2	32	28	679	665
Shares redeemed:
Class 1	(72,185)	(57,097)	(125,627)	(135,657)
Class 2	(526)	(721)	(4,445)	(6,415)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,529)	(30,475)	(79,219)	(108,268)
Total Increase (Decrease)	36,158	35,910	54,409	(48,921)

Net Assets
Beginning of period	466,394	430,484	600,943	649,864
End of period (including undistributed net investment income as set forth below)	$502,552	$466,394	$655,352	$600,943
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,694	$10,282	$20,026	$20,680

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,963	1,493	1,576	883
Class 2	7	9	33	46
Shares issued in reinvestment of dividends and distributions:
Class 1	914	797	1,005	1,064
Class 2	2	2	36	40
Shares redeemed:
Class 1	(5,232)	(4,749)	(6,514)	(8,202)
Class 2	(39)	(59)	(230)	(389)
Net Increase (Decrease)	(2,385)	(2,507)	(4,094)	(6,558)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Government & High Quality Bond Account			Income Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$10,474	$13,334	$11,991	$13,397
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	4,979	2,961	1,050	893
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(19,992)	1,044	(12,075)	11,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,539)	17,339	966	25,474

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(15,618)	(17,788)	(14,042)	(12,781)
Class 2	(39)	(43)	(170)	(160)
Total Dividends and Distributions	(15,657)	(17,831)	(14,212)	(12,941)

Capital Share Transactions
Shares sold:
Class 1	33,232	31,689	15,587	44,455
Class 2	9	80	93	102
Shares issued in reinvestment of dividends and distributions:
Class 1	15,618	17,788	14,042	12,781
Class 2	39	43	170	160
Shares redeemed:
Class 1	(81,530)	(70,679)	(39,976)	(16,746)
Class 2	(205)	(193)	(581)	(953)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(32,837)	(21,272)	(10,665)	39,799
Total Increase (Decrease)	(53,033)	(21,764)	(23,911)	52,332

Net Assets
Beginning of period	433,315	455,079	296,631	244,299
End of period (including undistributed net investment income as set forth below)	$380,282	$433,315	$272,720	$296,631
Undistributed (Overdistributed) Net Investment Income (Loss)	$12,599	$15,541	$10,990	$12,786

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,126	2,889	1,429	4,006
Class 2	1	7	8	9
Shares issued in reinvestment of dividends and distributions:
Class 1	1,527	1,655	1,341	1,178
Class 2	4	4	17	15
Shares redeemed:
Class 1	(7,666)	(6,430)	(3,638)	(1,501)
Class 2	(20)	(17)	(53)	(86)
Net Increase (Decrease)	(3,028)	(1,892)	(896)	3,621

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

International Emerging Markets Account			LargeCap Blend Account II
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,563	$2,085	$1,897	$2,282
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	1,742	403	23,884	13,153
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(11,999)	25,188	18,383	7,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,694)	27,676	44,164	23,211

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,273)	(1,911)	(2,266)	(2,084)
Class 2	N/A	N/A	(11)	(8)
Total Dividends and Distributions	(2,273)	(1,911)	(2,277)	(2,092)

Capital Share Transactions
Shares sold:
Class 1	17,263	11,647	2,565	4,251
Class 2	N/A	N/A	60	49
Shares issued in reinvestment of dividends and distributions:
Class 1	2,273	1,911	2,266	2,084
Class 2	N/A	N/A	11	8
Shares redeemed:
Class 1	(47,809)	(30,589)	(38,870)	(34,332)
Class 2	N/A	N/A	(162)	(60)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,273)	(17,031)	(34,130)	(28,000)
Total Increase (Decrease)	(39,240)	8,734	7,757	(6,881)

Net Assets
Beginning of period	152,545	143,811	155,058	161,939
End of period (including undistributed net investment income as set forth below)	$113,305	$152,545	$162,815	$155,058
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,000	$1,898	$1,897	$2,278

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,066	732	290	561
Class 2	N/A	N/A	7	6
Shares issued in reinvestment of dividends and distributions:
Class 1	151	123	252	273
Class 2	N/A	N/A	1	1
Shares redeemed:
Class 1	(3,007)	(1,956)	(4,312)	(4,551)
Class 2	N/A	N/A	(18)	(8)
Net Increase (Decrease)	(1,790)	(1,101)	(3,780)	(3,718)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands		LargeCap Growth Account	LargeCap Growth Account I
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$634	$1,472	$318	$1,033
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	70,875	17,950	43,794	21,741
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(20,549)	11,349	33,144	14,082
Net Increase (Decrease) in Net Assets Resulting from Operations	50,960	30,771	77,256	36,856

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,397)	(594)	(1,036)	(181)
Class 2	(8)	–	N/A	N/A
From net realized gain on investments:
Class 1	–	–	(8,149)	–
Total Dividends and Distributions	(1,405)	(594)	(9,185)	(181)

Capital Share Transactions
Shares sold:
Class 1	21,547	28,264	18,157	14,082
Class 2	63	79	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,397	594	9,185	181
Class 2	8	–	N/A	N/A
Shares redeemed:
Class 1	(182,529)	(30,153)	(75,964)	(39,102)
Class 2	(144)	(126)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(159,658)	(1,342)	(48,622)	(24,839)
Total Increase (Decrease)	(110,103)	28,835	19,449	11,836

Net Assets
Beginning of period	210,955	182,120	240,585	228,749
End of period (including undistributed net investment income as set forth below)	$100,852	$210,955	$260,034	$240,585
Undistributed (Overdistributed) Net Investment Income (Loss)	$699	$1,470	$313	$1,031

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,141	1,738	642	587
Class 2	3	5	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	72	36	327	8
Shares redeemed:
Class 1	(9,180)	(1,847)	(2,700)	(1,623)
Class 2	(7)	(8)	N/A	N/A
Net Increase (Decrease)	(7,971)	(76)	(1,731)	(1,028)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

LargeCap S&P 500 Index Account			LargeCap S&P 500 Managed Volatility Index Account

Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2013 (a)

Operations
Net investment income (loss)	$21,718	$15,280	$16
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	32,101	8,427	(5)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	273,718	78,478	265
Net Increase (Decrease) in Net Assets Resulting from Operations	327,537	102,185	276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(15,376)	(8,536)	(16)
From net realized gain on investments:
Class 1	(9,815)	(1,029)	–
Total Dividends and Distributions	(25,191)	(9,565)	(16)

Capital Share Transactions
Shares sold:
Class 1	432,809	296,655	7,186
Shares issued in reinvestment of dividends and distributions:
Class 1	25,191	9,565	4
Shares redeemed:
Class 1	(186,587)	(75,584)	(111)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	271,413	230,636	7,079
Total Increase (Decrease)	573,759	323,256	7,339

Net Assets
Beginning of period	916,593	593,337	–
End of period (including undistributed net investment income as set forth below)	$1,490,352	$916,593	$7,339
Undistributed (Overdistributed) Net Investment Income (Loss)	$21,672	$15,330	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	36,166	29,668	712
Shares issued in reinvestment of dividends and distributions:
Class 1	2,108	945	1
Shares redeemed:
Class 1	(15,464)	(7,527)	(11)
Net Increase (Decrease)	22,810	23,086	702

(a)	Period from October 31, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands		LargeCap Value Account	MidCap Account(a)
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$3,492	$4,488	$3,275	$5,851
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	59,960	12,922	59,998	32,102
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(4,762)	18,770	120,055	62,499
Net Increase (Decrease) in Net Assets Resulting from Operations	58,690	36,180	183,328	100,452

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,450)	(2,782)	(8,897)	(4,842)
Class 2	N/A	N/A	(170)	(75)
From net realized gain on investments:
Class 1	–	–	(28,373)	(8,761)
Class 2	N/A	N/A	(637)	(189)
Total Dividends and Distributions	(4,450)	(2,782)	(38,077)	(13,867)

Capital Share Transactions
Shares sold:
Class 1	28,616	12,459	27,346	21,511
Class 2	N/A	N/A	443	442
Shares issued in reinvestment of dividends and distributions:
Class 1	4,450	2,782	37,270	13,603
Class 2	N/A	N/A	807	264
Shares redeemed:
Class 1	(141,961)	(25,942)	(117,693)	(90,307)
Class 2	N/A	N/A	(1,447)	(1,558)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(108,895)	(10,701)	(53,274)	(56,045)
Total Increase (Decrease)	(54,655)	22,697	91,977	30,540

Net Assets
Beginning of period	222,357	199,660	573,021	542,481
End of period (including undistributed net investment income as set forth below)	$167,702	$222,357	$664,998	$573,021
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,526	$4,484	$2,322	$5,526

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	891	468	511	486
Class 2	N/A	N/A	8	10
Shares issued in reinvestment of dividends and distributions:
Class 1	137	103	706	308
Class 2	N/A	N/A	15	6
Shares redeemed:
Class 1	(4,235)	(973)	(2,152)	(2,026)
Class 2	N/A	N/A	(27)	(35)
Net Increase (Decrease)	(3,207)	(402)	(939)	(1,251)

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Money Market Account			Principal Capital Appreciation Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$–	$–	$1,218	$2,323
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	–	–	60,378	5,554
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	–	–	(29,281)	11,951
Net Increase (Decrease) in Net Assets Resulting from Operations	–	–	32,315	19,828

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(1,955)	(1,699)
Class 2	–	–	(375)	(43)
From net realized gain on investments:
Class 1	–	–	(4,605)	(1,796)
Class 2	–	–	(913)	(62)
Total Dividends and Distributions	–	–	(7,848)	(3,600)

Capital Share Transactions
Shares sold:
Class 1	169,496	152,027	3,205	3,016
Class 2	1,152	1,016	369	310
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	6,560	3,495
Class 2	–	–	1,288	105
Shares redeemed:
Class 1	(190,291)	(170,968)	(147,225)	(19,584)
Class 2	(1,446)	(1,540)	(856)	(1,239)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,089)	(19,465)	(136,659)	(13,897)
Total Increase (Decrease)	(21,089)	(19,465)	(112,192)	2,331

Net Assets
Beginning of period	305,156	324,621	150,631	148,300
End of period (including undistributed net investment income as set forth below)	$284,067	$305,156	$38,439	$150,631
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$1,236	$2,348

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	169,496	152,027	127	131
Class 2	1,152	1,016	15	13
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	304	153
Class 2	–	–	60	5
Shares redeemed:
Class 1	(190,291)	(170,968)	(5,240)	(849)
Class 2	(1,446)	(1,540)	(35)	(54)
Net Increase (Decrease)	(21,089)	(19,465)	(4,769)	(601)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Principal LifeTime 2010 Account			Principal LifeTime 2020 Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,072	$1,124	$5,168	$4,632
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	3,046	1,120	24,506	504
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	735	3,063	2,837	22,493
Net Increase (Decrease) in Net Assets Resulting from Operations	4,853	5,307	32,511	27,629

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,130)	(891)	(4,655)	(3,499)
Total Dividends and Distributions	(1,130)	(891)	(4,655)	(3,499)

Capital Share Transactions
Shares sold:
Class 1	7,379	4,819	19,395	13,984
Shares issued in reinvestment of dividends and distributions:
Class 1	1,130	891	4,655	3,499
Shares redeemed:
Class 1	(10,818)	(10,200)	(32,276)	(25,667)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,309)	(4,490)	(8,226)	(8,184)
Total Increase (Decrease)	1,414	(74)	19,630	15,946

Net Assets
Beginning of period	47,361	47,435	208,355	192,409
End of period (including undistributed net investment income as set forth below)	$48,775	$47,361	$227,985	$208,355
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,065	$1,123	$5,145	$4,632

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	621	437	1,516	1,209
Shares issued in reinvestment of dividends and distributions:
Class 1	97	81	369	304
Shares redeemed:
Class 1	(916)	(929)	(2,507)	(2,234)
Net Increase (Decrease)	(198)	(411)	(622)	(721)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Principal LifeTime 2030 Account			Principal LifeTime 2040 Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$2,473	$1,925	$807	$488
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	17,453	1,371	4,675	(27)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(2,245)	9,135	861	3,138
Net Increase (Decrease) in Net Assets Resulting from Operations	17,681	12,431	6,343	3,599

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,935)	(1,418)	(490)	(377)
From net realized gain on investments:
Class 1	(503)	–	–	–
Total Dividends and Distributions	(2,438)	(1,418)	(490)	(377)

Capital Share Transactions
Shares sold:
Class 1	11,869	10,860	10,496	6,230
Shares issued in reinvestment of dividends and distributions:
Class 1	2,438	1,418	490	377
Shares redeemed:
Class 1	(13,428)	(10,265)	(5,552)	(6,292)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	879	2,013	5,434	315
Total Increase (Decrease)	16,122	13,026	11,287	3,537

Net Assets
Beginning of period	92,672	79,646	25,647	22,110
End of period (including undistributed net investment income as set forth below)	$108,794	$92,672	$36,934	$25,647
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,463	$1,925	$805	$488

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	909	936	769	528
Shares issued in reinvestment of dividends and distributions:
Class 1	189	123	36	32
Shares redeemed:
Class 1	(1,017)	(887)	(403)	(541)
Net Increase (Decrease)	81	172	402	19

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Principal LifeTime 2050 Account			Principal LifeTime 2060 Account

Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2013 (a)

Operations
Net investment income (loss)	$473	$294	$1
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	2,997	(49)	1
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	579	1,995	1
Net Increase (Decrease) in Net Assets Resulting from Operations	4,049	2,240	3

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(296)	(212)	–
Total Dividends and Distributions	(296)	(212)	–

Capital Share Transactions
Shares sold:
Class 1	4,348	3,593	26
Shares issued in reinvestment of dividends and distributions:
Class 1	296	212	–
Shares redeemed:
Class 1	(2,747)	(2,303)	(1)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,897	1,502	25
Total Increase (Decrease)	5,650	3,530	28

Net Assets
Beginning of period	16,352	12,822	–
End of period (including undistributed net investment income as set forth below)	$22,002	$16,352	$28
Undistributed (Overdistributed) Net Investment Income (Loss)	$471	$294	$1

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	317	306	2
Shares issued in reinvestment of dividends and distributions:
Class 1	22	18	–
Shares redeemed:
Class 1	(200)	(197)	–
Net Increase (Decrease)	139	127	2

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Principal LifeTime Strategic Income Account			Real Estate Securities Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$770	$881	$2,725	$1,859
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	951	358	8,889	23,230
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(131)	1,647	(6,050)	(2,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,590	2,886	5,564	22,287

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(886)	(572)	(1,785)	(1,865)
Class 2	N/A	N/A	(3)	(3)
Total Dividends and Distributions	(886)	(572)	(1,788)	(1,868)

Capital Share Transactions
Shares sold:
Class 1	5,854	5,987	18,585	19,766
Class 2	N/A	N/A	29	5
Shares issued in reinvestment of dividends and distributions:
Class 1	886	572	1,785	1,865
Class 2	N/A	N/A	3	3
Shares redeemed:
Class 1	(9,036)	(5,691)	(28,607)	(49,256)
Class 2	N/A	N/A	(25)	(79)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,296)	868	(8,230)	(27,696)
Total Increase (Decrease)	(1,592)	3,182	(4,454)	(7,277)

Net Assets
Beginning of period	32,756	29,574	133,326	140,603
End of period (including undistributed net investment income as set forth below)	$31,164	$32,756	$128,872	$133,326
Undistributed (Overdistributed) Net Investment Income (Loss)	$765	$881	$2,703	$1,766

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	519	556	1,050	1,247
Class 2	N/A	N/A	2	–
Shares issued in reinvestment of dividends and distributions:
Class 1	82	53	106	114
Shares redeemed:
Class 1	(809)	(527)	(1,629)	(3,109)
Class 2	N/A	N/A	(1)	(5)
Net Increase (Decrease)	(208)	82	(472)	(1,753)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

SAM Balanced Portfolio			SAM Conservative Balanced Portfolio
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$25,891	$23,332	$6,763	$6,191
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	142,717	12,962	20,295	2,612
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	(10,811)	71,687	(3,236)	12,551
Net Increase (Decrease) in Net Assets Resulting from Operations	157,797	107,981	23,822	21,354

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(21,320)	(5,577)	(5,822)	(1,552)
Class 2	(2,123)	(403)	(402)	(90)
From net realized gain on investments:
Class 1	(10,522)	(9,699)	(2,097)	(2,377)
Class 2	(1,166)	(1,140)	(159)	(196)
Total Dividends and Distributions	(35,131)	(16,819)	(8,480)	(4,215)

Capital Share Transactions
Shares sold:
Class 1	32,046	21,904	29,918	22,781
Class 2	5,755	5,063	1,588	1,545
Shares issued in acquisition:
Class 1	57,716	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	31,842	15,276	7,919	3,929
Class 2	3,289	1,543	561	286
Shares redeemed:
Class 1	(130,269)	(88,160)	(30,117)	(29,655)
Class 2	(14,094)	(15,560)	(3,045)	(2,745)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,715)	(59,934)	6,824	(3,859)
Total Increase (Decrease)	108,951	31,228	22,166	13,280

Net Assets
Beginning of period	907,588	876,360	206,221	192,941
End of period (including undistributed net investment income as set forth below)	$1,016,539	$907,588	$228,387	$206,221
Undistributed (Overdistributed) Net Investment Income (Loss)	$25,774	$23,326	$6,730	$6,191

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,831	1,393	2,299	1,875
Class 2	330	323	123	129
Shares issued in acquisition:
Class 1	3,298	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,857	969	626	325
Class 2	193	99	45	24
Shares redeemed:
Class 1	(7,407)	(5,582)	(2,310)	(2,440)
Class 2	(810)	(997)	(237)	(228)
Net Increase (Decrease)	(708)	(3,795)	546	(315)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

SAM Conservative Growth Portfolio			SAM Flexible Income Portfolio
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$5,062	$4,289	$8,458	$8,082
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	42,945	3,422	13,916	3,601
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	4,251	21,393	(4,905)	10,209
Net Increase (Decrease) in Net Assets Resulting from Operations	52,258	29,104	17,469	21,892

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,868)	(629)	(7,477)	(2,288)
Class 2	(1,442)	(167)	(646)	(171)
From net realized gain on investments:
Class 1	–	–	(2,823)	(3,038)
Class 2	–	–	(262)	(292)
Total Dividends and Distributions	(4,310)	(796)	(11,208)	(5,789)

Capital Share Transactions
Shares sold:
Class 1	22,524	18,266	29,750	30,102
Class 2	7,193	5,772	1,162	2,080
Shares issued in reinvestment of dividends and distributions:
Class 1	2,868	629	10,300	5,326
Class 2	1,442	167	908	463
Shares redeemed:
Class 1	(19,592)	(25,590)	(46,857)	(21,947)
Class 2	(11,373)	(10,333)	(2,783)	(2,672)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,062	(11,089)	(7,520)	13,352
Total Increase (Decrease)	51,010	17,219	(1,259)	29,455

Net Assets
Beginning of period	227,853	210,634	235,295	205,840
End of period (including undistributed net investment income as set forth below)	$278,863	$227,853	$234,036	$235,295
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,040	$4,288	$8,416	$8,081

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,187	1,127	2,175	2,299
Class 2	389	359	86	160
Shares issued in reinvestment of dividends and distributions:
Class 1	153	38	785	410
Class 2	78	10	70	36
Shares redeemed:
Class 1	(1,034)	(1,569)	(3,435)	(1,681)
Class 2	(608)	(641)	(207)	(206)
Net Increase (Decrease)	165	(676)	(526)	1,018

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

SAM Strategic Growth Portfolio			Short-Term Income Account
Amounts in thousands
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$3,249	$2,357	$4,300	$4,927
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	38,449	2,799	1,840	1,594
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	2,822	17,348	(3,007)	5,755
Net Increase (Decrease) in Net Assets Resulting from Operations	44,520	22,504	3,133	12,276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,459)	(206)	(4,939)	(5,475)
Class 2	(910)	–	(20)	(23)
Total Dividends and Distributions	(2,369)	(206)	(4,959)	(5,498)

Capital Share Transactions
Shares sold:
Class 1	18,055	14,194	47,868	57,951
Class 2	5,492	5,804	8	70
Shares issued in reinvestment of dividends and distributions:
Class 1	1,459	206	4,939	5,475
Class 2	910	–	20	23
Shares redeemed:
Class 1	(12,818)	(20,293)	(56,859)	(36,086)
Class 2	(8,856)	(8,509)	(447)	(382)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,242	(8,598)	(4,471)	27,051
Total Increase (Decrease)	46,393	13,700	(6,297)	33,829

Net Assets
Beginning of period	162,345	148,645	263,696	229,867
End of period (including undistributed net investment income as set forth below)	$208,738	$162,345	$257,399	$263,696
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,237	$2,357	$4,267	$4,926

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	854	798	18,356	22,399
Class 2	262	331	3	27
Shares issued in reinvestment of dividends and distributions:
Class 1	69	12	1,922	2,130
Class 2	43	–	7	9
Shares redeemed:
Class 1	(603)	(1,138)	(21,829)	(13,923)
Class 2	(423)	(481)	(174)	(147)
Net Increase (Decrease)	202	(478)	(1,715)	10,495

(a)	Period from May 1, 2013, date operations commenced, through December 31, 2013.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands		SmallCap Blend Account	SmallCap Growth Account II
Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$210	$368	$(405)	$(290)
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	8,112	6,668	11,128	5,646
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	13,538	(403)	12,488	2,637
Net Increase (Decrease) in Net Assets Resulting from Operations	21,860	6,633	23,211	7,993

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(184)	–	–	–
Total Dividends and Distributions	(184)	–	–	–

Capital Share Transactions
Shares sold:
Class 1	4,143	1,459	5,584	3,478
Class 2	N/A	N/A	75	105
Shares issued in reinvestment of dividends and distributions:
Class 1	184	–	–	–
Shares redeemed:
Class 1	(8,687)	(7,778)	(11,252)	(9,423)
Class 2	N/A	N/A	(323)	(314)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,360)	(6,319)	(5,916)	(6,154)
Total Increase (Decrease)	17,316	314	17,295	1,839

Net Assets
Beginning of period	47,469	47,155	52,088	50,249
End of period (including undistributed net investment income as set forth below)	$64,785	$47,469	$69,383	$52,088
Undistributed (Overdistributed) Net Investment Income (Loss)	$239	$369	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	360	163	349	287
Class 2	N/A	N/A	5	8
Shares issued in reinvestment of dividends and distributions:
Class 1	16	–	–	–
Shares redeemed:
Class 1	(752)	(871)	(735)	(782)
Class 2	N/A	N/A	(21)	(26)
Net Increase (Decrease)	(376)	(708)	(402)	(513)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands		SmallCap Value Account I
Year Ended December 31, 2013		Year Ended December 31, 2012

Operations
Net investment income (loss)	$836	$1,199
Net realized gain (loss) on investments, foreign currencies, futures, options and swaptions,
short sales, and swap agreements	22,497	8,772
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions,
short sales, swap agreements, and translation of assets and liabilities in foreign currencies .	13,806	10,039
Net Increase (Decrease) in Net Assets Resulting from Operations	37,139	20,010

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,179)	(815)
Class 2	(1)	(1)
Total Dividends and Distributions	(1,180)	(816)

Capital Share Transactions
Shares sold:
Class 1	4,702	3,560
Class 2	7	–
Shares issued in reinvestment of dividends and distributions:
Class 1	1,179	815
Class 2	1	1
Shares redeemed:
Class 1	(25,874)	(22,614)
Class 2	(14)	(27)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(19,999)	(18,265)
Total Increase (Decrease)	15,960	929

Net Assets
Beginning of period	101,344	100,415
End of period (including undistributed net investment income as set forth below)	$117,304	$101,344
Undistributed (Overdistributed) Net Investment Income (Loss)	$943	$1,186

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	257	247
Shares issued in reinvestment of dividends and distributions:
Class 1	62	56
Shares redeemed:
Class 1	(1,369)	(1,565)
Class 2	(1)	(2)
Net Increase (Decrease)	(1,051)	(1,264)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the period ended June 30, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

Effective May 1, 2013, the initial purchase of $10,000 of Class 1 shares of Principal LifeTime 2060 Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Balanced Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $10,000 of Class 2 shares of Diversified Growth Managed Volatility Account was made by the Manager.

Effective October 31, 2013, the initial purchase of $5,000,000 of Class 1 shares of LargeCap S&P 500 Managed Volatility Index Account was made by Principal Financial Services, Inc..

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
Euro	18.6%	Hong Kong Dollar	19.1%
British Pound	17.9	South Korean Won	15.4
Japanese Yen	17.6	Taiwan Dollar	12.7
Canadian Dollar	9.6	Brazilian Real	6.5
Swiss Franc	5.2	South African Rand	6.0

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2013, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2013, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $34,000 and International Emerging Markets Account had no foreign tax refund receivable and no deferred tax liability, relating to foreign securities.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2013, Diversified International Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Real Estate Securities Account, and SmallCap Blend Account each borrowed from the Facility. Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, Principal Capital Appreciation Account, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2013, Diversified International Account, Income Account, International Emerging Markets Account, LargeCap S&P 500 Index Account, and Short-Term Income Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled/open transactions, security loans, or repurchase agreements will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

Bond & Mortgage Securities Account and LargeCap S&P 500 Market Volatility Index Account have financial instruments that are subject to Master Agreements or similar agreements.

As of December 31, 2013, financial liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Gross amounts not offset
			in the Statements of Assets and Liabilities
		Gross amount
		of recognized	Financial	Collateral
	Liabilities	liabilities	instruments*	pledged		Net amount
	Derivative
Bond & Mortgage Securities Account	Instruments	$328	$—	$(328	)**	$—
	Derivative
LargeCap S&P 500 Managed Volatility Index Account	Instruments	5	—	—		5

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.

** Collateral pledged is in excess of recognized liabilities, see the schedule of investments.

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments. Transactions in options written during the year ended December 31, 2013, were as follows:

LargeCap S&P 500 Managed Volatility Index Account	Number of Contracts	Premium (thousands)
Beginning of period	—	—
Options written	56	24
Options expired	(42)	(16)
Options closed	(2)	(1)
Options exercised	—	—
Balance at end of period	12	7

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of December 31, 2013, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$3,416	$3,517
SmallCap Value Account I	2,450	2,516

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of December 31, 2013, the Accounts had no unfunded loan commitments outstanding.

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2013 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to exchange cash flows based on changes in the value of a specific reference security or basket of securities.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2013		Liability Derivatives December 31, 2013
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Balanced Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 3* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized		$ — Payables, Net Assets Consist of Net unrealized	$514
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 112 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 262 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 855 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 24 * Payables, Net Assets Consist of Net unrealized	$5
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 46 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 125 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized		$ 404 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2013

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$36	$1
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(855)	$(514)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Interest rate contracts	Net realized gain (loss) from Futures	$202	$(27)
	contracts and Swap agreements

	Total	$(653)	$(541)

LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$1,177	$100
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$1,218	$234
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$7,117	$654
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2013

3. Operating Policies (Continued)

Derivatives not accounted for as hedging instruments	Location of Gain or (Loss) on Derivatives Recognized in Operations	Realized Gain or (Loss) on Derivatives Recognized in Operations	Change in Unrealized Appreciation/(Depreciation) of Derivatives Recognized in Operations
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts	Net realized gain (loss) from Investment	$(12)	$11
	transactions, Futures contracts, and Options
	and swaptions/Change in unrealized
	appreciation/(depreciation) of Investments,
	Futures contracts, and Options and
	swaptions
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$479	$(3)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$78	$(24)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$233	$39
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$754	$69
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$1,666	$284
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Bond & Mortgage Securities Account and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these accounts. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

4. Fair Value (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 as of December 31, 2013 due to a security being thinly traded.

Diversified International Account	$1,307,806
International Emerging Markets Account	$2,528,528

The following is a summary of the inputs used as of December 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds		$—	$10,296	$39	$10,335
Common Stocks*		32,980	—	—	32,980
Repurchase Agreements		—	429	—	429
Senior Floating Rate Interests		—	25	—	25
U.S. Government & Government Agency Obligations		—	8,726	—	8,726
	Total investments in securities $	32,980	$19,476	$39	$52,495
Assets
Equity Contracts**
Futures		$3	$—	$—	$3

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Bond & Mortgage Securities Account
Bonds	$—	$181,184	$1,754	$182,938
Common Stocks*	—	—	—	—
Preferred Stocks
Financial	188	191	—	379
Repurchase Agreements	—	7,646	—	7,646
Senior Floating Rate Interests	—	12,207	—	12,207
U.S. Government & Government Agency Obligations	—	128,176	—	128,176
Total investments in securities $	188	$329,404	$1,754	$331,346
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(59)	$—	$(59)
Exchange Cleared Credit Default Swaps	—	(455)	—	(455)

Bond Market Index Account
Bonds	$—	$414,931	$623	$415,554
Municipal Bonds	—	10,921	—	10,921
Repurchase Agreements	—	77,767	—	77,767
U.S. Government & Government Agency Obligations	—	832,160	—	832,160
Total investments in securities $	—	$1,335,779	$623	$1,336,402
Short Sales
U.S. Government & Government Agency Obligations	$—	$(213)	$—	$(213)

Diversified Balanced Account
Investment Companies	$858,637	$—	$—	$858,637
Total investments in securities $	858,637	$—	$—	$858,637

Diversified Balanced Managed Volatility Account
Investment Companies	$705	$—	$—	$705
Total investments in securities $	705	$—	$—	$705

Diversified Growth Account
Investment Companies	$2,207,524	$—	$—	$2,207,524
Total investments in securities $	2,207,524	$—	$—	$2,207,524

Diversified Growth Managed Volatility Account
Investment Companies	$3,396	$—	$—	$3,396
Total investments in securities $	3,396	$—	$—	$3,396

Diversified Income Account
Investment Companies	$112,256	$—	$—	$112,256
Total investments in securities $	112,256	$—	$—	$112,256

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials		$3,568	$30,953	$—	$34,521
Communications		4,605	54,761	—	59,366
Consumer, Cyclical		9,328	63,165	—	72,493
Consumer, Non-cyclical		8,137	69,984	—	78,121
Diversified		626	764	—	1,390
Energy		12,063	15,338	—	27,401
Financial		18,741	119,371	—	138,112
Industrial		9,384	46,659	—	56,043
Technology		1,551	22,659	—	24,210
Utilities		1,043	5,766	—	6,809
Preferred Stocks
Consumer, Non-cyclical		—	1,547	—	1,547
Repurchase Agreements		—	1,384	—	1,384
	Total investments in securities $	69,046	$432,351	$—	$501,397
Equity Income Account
Common Stocks*		$646,417	$—	$—	$646,417
Repurchase Agreements		—	6,251	—	6,251
	Total investments in securities $	646,417	$6,251	$—	$652,668
Government & High Quality Bond Account
Bonds		$—	$97,557	$2,040	$99,597
Repurchase Agreements		—	3,317	—	3,317
U.S. Government & Government Agency Obligations		—	273,452	—	273,452
	Total investments in securities $	—	$374,326	$2,040	$376,366
Income Account
Bonds		$—	$195,779	$1,835	$197,614
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,827	—	3,827
Repurchase Agreements		—	4,760	—	4,760
Senior Floating Rate Interests		—	2,811	—	2,811
U.S. Government & Government Agency Obligations		—	57,753	—	57,753
	Total investments in securities $	—	$264,930	$1,835	$266,765
International Emerging Markets Account
Common Stocks
Basic Materials		$4,985	$6,752	$—	$11,737
Communications		4,896	10,975	—	15,871
Consumer, Cyclical		628	7,659	—	8,287
Consumer, Non-cyclical		6,762	1,000	—	7,762
Diversified		701	759	—	1,460
Energy		5,576	6,589	—	12,165
Financial		3,623	22,612	—	26,235
Industrial		1,487	7,933	—	9,420
Technology		24	13,142	—	13,166
Utilities		—	1,926	—	1,926
Preferred Stocks
Basic Materials		—	1,845	—	1,845
Financial		—	1,645	—	1,645
Repurchase Agreements		—	963	—	963
	Total investments in securities $	28,682	$83,800	$—	$112,482

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Blend Account II
Common Stocks*		$157,624	$—	$—	$157,624
Repurchase Agreements		—	1,290	—	1,290
	Total investments in securities $	157,624	$1,290	$—	$158,914
Assets
Equity Contracts**
Futures		$112	$—	$—	$112

LargeCap Growth Account
Common Stocks*		$99,129	$—	$—	$99,129
Repurchase Agreements		—	698	—	698
	Total investments in securities $	99,129	$698	$—	$99,827

LargeCap Growth Account I
Common Stocks*		$252,832	$—	$—	$252,832
Repurchase Agreements		—	3,688	—	3,688
	Total investments in securities $	252,832	$3,688	$—	$256,520
Assets
Equity Contracts**
Futures		$262	$—	$—	$262

LargeCap S&P 500 Index Account
Common Stocks*		$1,455,582	$—	$—	$1,455,582
Repurchase Agreements		—	18,905	—	18,905
	Total investments in securities $	1,455,582	$18,905	$—	$1,474,487
Assets
Equity Contracts**
Futures		$855	$—	$—	$855

LargeCap S&P 500 Managed Volatility Index Account
Common Stocks*		$5,878	$—	$—	$5,878
U.S. Government & Government Agency Obligations		—	200	—	200
Purchased Options		13	—	—	13
	Total investments in securities $	5,891	$200	$—	$6,091
Assets
Equity Contracts**
Futures		$11	$—	$—	$11
Liabilities
Equity Contracts
Options		$(5)	$—	$—	$(5)

LargeCap Value Account
Common Stocks*		$167,881	$—	$—	$167,881
Repurchase Agreements		—	43	—	43
	Total investments in securities $	167,881	$43	$—	$167,924

MidCap Account
Common Stocks*		$664,328	$—	$—	$664,328
Repurchase Agreements		—	171	—	171
	Total investments in securities $	664,328	$171	$—	$664,499

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Money Market Account
Bonds		$—	$25,385	$—	$25,385
Certificate of Deposit		—	7,700	—	7,700
Commercial Paper		—	201,471	—	201,471
Investment Companies		14,310	—	—	14,310
Municipal Bonds		—	25,760	—	25,760
Repurchase Agreements		—	8,000	—	8,000
	Total investments in securities $	14,310	$268,316	$—	$282,626

Principal Capital Appreciation Account
Common Stocks*		$37,700	$—	$—	$37,700
Repurchase Agreements		—	398	—	398
	Total investments in securities $	37,700	$398	$—	$38,098

Principal LifeTime 2010 Account
Investment Companies		$47,861	$—	$—	$47,861
	Total investments in securities $	47,861	$—	$—	$47,861

Principal LifeTime 2020 Account
Investment Companies		$228,702	$—	$—	$228,702
	Total investments in securities $	228,702	$—	$—	$228,702

Principal LifeTime 2030 Account
Investment Companies		$108,926	$—	$—	$108,926
	Total investments in securities $	108,926	$—	$—	$108,926

Principal LifeTime 2040 Account
Investment Companies		$36,967	$—	$—	$36,967
	Total investments in securities $	36,967	$—	$—	$36,967

Principal LifeTime 2050 Account
Investment Companies		$22,082	$—	$—	$22,082
	Total investments in securities $	22,082	$—	$—	$22,082

Principal LifeTime 2060 Account
Investment Companies		$33	$—	$—	$33
	Total investments in securities $	33	$—	$—	$33
Principal LifeTime Strategic Income Account
Investment Companies		$31,173	$—	$—	$31,173
	Total investments in securities $	31,173	$—	$—	$31,173
Real Estate Securities Account
Common Stocks*		$127,832	$—	$—	$127,832
Repurchase Agreements		—	204	—	204
	Total investments in securities $	127,832	$204	$—	$128,036
SAM Balanced Portfolio
Investment Companies		$1,019,145	$—	$—	$1,019,145
	Total investments in securities $	1,019,145	$—	$—	$1,019,145
SAM Conservative Balanced Portfolio
Investment Companies		$228,582	$—	$—	$228,582
	Total investments in securities $	228,582	$—	$—	$228,582

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies		$279,000	$—	$—	$279,000
	Total investments in securities $	279,000	$—	$—	$279,000

SAM Flexible Income Portfolio
Investment Companies		$234,048	$—	$—	$234,048
	Total investments in securities $	234,048	$—	$—	$234,048

SAM Strategic Growth Portfolio
Investment Companies		$209,141	$—	$—	$209,141
	Total investments in securities $	209,141	$—	$—	$209,141

Short-Term Income Account
Bonds		$—	$239,436	$853	$240,289
Repurchase Agreements		—	4,205	—	4,205
U.S. Government & Government Agency Obligations		—	3,742	—	3,742
	Total investments in securities $	—	$247,383	$853	$248,236

SmallCap Blend Account
Common Stocks
Basic Materials		$1,203	$—	$—	$1,203
Communications		4,634	—	—	4,634
Consumer, Cyclical		10,729	—	—	10,729
Consumer, Non-cyclical		11,869	3	—	11,872
Energy		3,700	—	—	3,700
Financial		13,178	—	—	13,178
Industrial		7,666	—	—	7,666
Technology		7,907	—	—	7,907
Utilities		2,261	—	—	2,261
Repurchase Agreements		—	956	—	956
	Total investments in securities $	63,147	$959	$—	$64,106
Assets
Equity Contracts**
Futures		$46	$—	$—	$46

SmallCap Growth Account II
Common Stocks*		$66,891	$—	$—	$66,891
Investment Companies		3,600	—	—	3,600
Repurchase Agreements		—	1,227	—	1,227
	Total investments in securities $	70,491	$1,227	$—	$71,718
Assets
Equity Contracts**
Futures		$125	$—	$—	$125

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Account I
Common Stocks
Basic Materials		$3,086	$—	$—	$3,086
Communications		5,305	—	—	5,305
Consumer, Cyclical		11,602	—	—	11,602
Consumer, Non-cyclical		14,702	—	—	14,702
Diversified		47	—	—	47
Energy		7,438	2	—	7,440
Financial		40,606	—	—	40,606
Industrial		14,268	—	—	14,268
Technology		6,965	—	—	6,965
Utilities		6,400	—	—	6,400
Investment Companies		2,366	—	—	2,366
Repurchase Agreements		—	3,968	—	3,968
	Total investments in securities $	112,785	$3,970	$—	$116,755
Assets
Equity Contracts**
Futures		$404	$—	$—	$404

*For additional detail regarding sector classifications, please see the Schedules of Investments. **Futures and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value at
		December 31,	Valuation
Account	Asset Type	2013	Technique	Unobservable input	Input Value
			Indicative
Short-Term Income			Market
Account	Bonds	$853	Quotation	Broker Quote	$8.56

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

Account	Value December 31, 2012		Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value December 31, 2013		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013
Short-Term Income Account
Bonds		$3,388	$—	$14	$839	$—	$—	$(3,388	) $	853	$31
	Total $	3,388	$—	$14	$839	$—	$—	$(3,388	) $	853	$31

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading has been halted

2. Securities that have certain restrictions on trading

3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:

1. Securities where trading resumes

2. Securities where trading restrictions have expired

3. Instances in which a price becomes available from a pricing service

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)

	First $100	Next $100	Next $100	Next $100	Thereafter
Balanced Account	.60%	.55%	.50%	.45%	.40%
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)

	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2013

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

	Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

		All Net Assets
Bond Market Index Account			.25%
Diversified Balanced Account			.05
Diversified Balanced Managed Volatility Account			.05
Diversified Growth Account			.05
Diversified Growth Managed Volatility Account			.05
Diversified Income Account			.05
LargeCap S&P 500 Index Account			.25
LargeCap S&P 500 Managed Volatility Index Account			.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2014. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from January 1, 2012 through December 31, 2013
	Class 1		Class 2		Expiration
Diversified Balanced Managed Volatility Account	N/A		.31	%*	April 30, 2015
Diversified Growth Managed Volatility Account	N/A		.31	*	April 30, 2015
LargeCap S&P 500 Managed Volatility Index Account	.49	%*	N/A		April 30, 2015
Principal LifeTime 2060 Account	.13		N/A		April 30, 2014
SmallCap Value Account I	.99		1.24		April 30, 2014

*Period from October 31, 2013 through December 31, 2013.

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2014.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2013, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Balanced Account	2,867	Principal LifeTime 2020 Account	16,744
Bond & Mortgage Securities Account	22,576	Principal LifeTime 2030 Account	7,741
Bond Market Index Account	64	Principal LifeTime 2040 Account	2,472
Diversified International Account	21,944	Principal LifeTime 2050 Account	1,471
Equity Income Account	15,945	Principal LifeTime 2060 Account	2
Government & High Quality Bond Account	19,114	Principal LifeTime Strategic Income Account	2,760
International Emerging Markets Account	7,109	Real Estate Securities Account	7,495
LargeCap Blend Account II	15,170	SAM Balanced Portfolio	45,198
LargeCap Growth Account	3,976	SAM Conservative Balanced Portfolio	15,401
LargeCap Growth Account I	7,982	SAM Conservative Growth Portfolio	6,550
LargeCap S&P 500 Index Account	12,280	SAM Flexible Income Portfolio	14,673
LargeCap S&P 500 Managed Volatility Index Account	500	SAM Strategic Growth Portfolio	4,474
LargeCap Value Account	4,642	Short-Term Income Account	68,407
MidCap Account	10,050	SmallCap Blend Account	4,698
Money Market Account	280,247	SmallCap Growth Account II	3,345
Principal Capital Appreciation Account	688	SmallCap Value Account I	5,379
Principal LifeTime 2010 Account	3,970

	Class 2		Class 2
Diversified Balanced Account	62,702	Diversified Growth Managed Volatility Account	388
Diversified Balanced Managed Volatility Account	87	Diversified Income Account	9,849
Diversified Growth Account	150,842

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. December 31, 2013

6. Investment Transactions

For the year ended December 31, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$66,891	$72,903	LargeCap Value Account	$291,185	$399,170
Bond & Mortgage Securities Account	516,222	534,311	MidCap Account	78,011	168,170
Bond Market Index Account	1,547,378	1,222,762	Principal Capital Appreciation Account	6,677	146,894
Diversified Balanced Account	278,916	73,056	Principal LifeTime 2010 Account	17,395	20,043
Diversified Balanced Managed Volatility			Principal LifeTime 2020 Account	108,950	111,809
Account	708	3	Principal LifeTime 2030 Account	63,280	59,408
Diversified Growth Account	900,101	128,400	Principal LifeTime 2040 Account	28,261	21,176
Diversified Growth Managed Volatility			Principal LifeTime 2050 Account	15,804	12,904
Account	3,633	242	Principal LifeTime 2060 Account	41	9
Diversified Income Account	74,883	21,980	Principal LifeTime Strategic Income
Diversified International Account	378,188	416,226	Account	8,186	10,422
Equity Income Account	112,154	185,170	Real Estate Securities Account	30,214	37,251
Government & High Quality Bond			SAM Balanced Portfolio	459,288	456,581
Account	146,280	184,434	SAM Conservative Balanced Portfolio	86,603	78,223
Income Account	35,154	42,770	SAM Conservative Growth Portfolio	134,895	122,596
International Emerging Markets Account	153,515	183,603	SAM Flexible Income Portfolio	70,558	77,692
LargeCap Blend Account II	69,618	103,575	SAM Strategic Growth Portfolio	129,329	115,391
LargeCap Growth Account	114,057	266,501	Short-Term Income Account	135,756	142,636
LargeCap Growth Account I	91,452	149,486	SmallCap Blend Account	42,536	46,793
LargeCap S&P 500 Index Account	356,079	86,127	SmallCap Growth Account II	41,992	47,895
LargeCap S&P 500 Managed Volatility			SmallCap Value Account I	60,219	81,809
Index Account	6,057	439

For the year ended December 31, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Balanced Account	$7,779	$7,274	Government & High Quality Bond Account	$34,826	$29,810
Bond & Mortgage Securities Account	196,095	199,233	Income Account	—	1,093
Bond Market Index Account	1,229,529	996,073	Short-Term Income Account	2,995	287

In addition Bond Market Index Account had $2,124,000 of covers on securities sold short and $2,335,000 of securities sold short.

LargeCap Growth Account had an in-kind-redemption during the year ended December 31, 2013. The in-kind-redemption resulted in a distribution of securities with a value of $153,945,000 and the Account recorded a realized gain of approximately $54,207,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for year ended December 31, 2013 and December 31, 2012 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*
	2013	2012		2013	2012
Balanced Account	$897	$1,032	$	— $	—
Bond & Mortgage Securities Account	11,127	12,569		—	—
Bond Market Index Account	7,269	—		—	—
Diversified Balanced Account	4,130	4,581		7,307	8
Diversified Growth Account	10,766	8,758		12,121	17
Diversified Income Account	96	—		43	—
Diversified International Account	12,310	9,444		—	—
Equity Income Account	19,769	18,395		—	—
Government & High Quality Bond Account	15,657	17,831		—	—
Income Account	14,212	12,941		—	—
International Emerging Markets Account	2,273	1,911		—	—
LargeCap Blend Account II	2,277	2,092		—	—
LargeCap Growth Account	1,405	594		—	—
LargeCap Growth Account I	1,036	181		8,149	—
LargeCap S&P 500 Index Account	17,348	8,536		7,843	1,029
LargeCap S&P 500 Managed Volatility Index Account	16	—		—	—
LargeCap Value Account	4,450	2,782		—	—
MidCap Account	11,269	4,917		26,808	8,950
Principal Capital Appreciation Account	2,395	2,759		5,453	841
Principal LifeTime 2010 Account	1,130	891		—	—
Principal LifeTime 2020 Account	4,655	3,499		—	—
Principal LifeTime 2030 Account	1,935	1,418		503	—
Principal LifeTime 2040 Account	490	377		—	—
Principal LifeTime 2050 Account	296	212		—	—
Principal LifeTime Strategic Income Account	886	572		—	—
Real Estate Securities Account	1,788	1,868		—	—
SAM Balanced Portfolio	23,899	5,980		11,232	10,839
SAM Conservative Balanced Portfolio	6,382	2,453		2,098	1,762
SAM Conservative Growth Portfolio	4,310	796		—	—
SAM Flexible Income Portfolio	8,245	3,005		2,963	2,784
SAM Strategic Growth Portfolio	2,369	206		—	—
Short-Term Income Account	4,959	5,498		—	—
SmallCap Blend Account	184	—		—	—
SmallCap Value Account I	1,180	816		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2013, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

						Total
	Undistributed Undistributed			Net Unrealized	Other	Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income	Capital Gains	Capital Loss	(Depreciation)	Differences*	(Deficit)
Balanced Account	$879	$—	$(1,065)	$6,114	$—	$5,928
Bond & Mortgage Securities Account	9,818	—	(38,805)	(1,082)	(45)	(30,114)
Bond Market Index Account	16,416	—	(11,963)	(24,277)	—	(19,824)
Diversified Balanced Account	9,525	8,995	—	108,797	—	127,317
Diversified Balanced Managed Volatility Account	2	5	—	—	—	7
Diversified Growth Account	25,925	31,843	—	313,844	—	371,612
Diversified Growth Managed Volatility Account	16	28	—	3	—	47
Diversified Income Account	903	703	—	5,014	—	6,620
Diversified International Account	10,567	—	(141,326)	108,142	—	(22,617)
Equity Income Account	16,097	—	(54,453)	232,116	—	193,760
Government & High Quality Bond Account	12,599	—	(23,413)	(2,566)	(75)	(13,455)
Income Account	12,655	—	(4,763)	12,592	(238)	20,246
International Emerging Markets Account	1,021	—	(16,991)	7,784	—	(8,186)
LargeCap Blend Account II	1,884	—	(8,715)	38,072	—	31,241
LargeCap Growth Account	699	—	(26,745)	23,964	—	(2,082)
LargeCap Growth Account I	4,354	39,652	—	81,761	(303)	125,464
LargeCap S&P 500 Index Account	25,255	34,835	—	370,596	—	430,686
LargeCap S&P 500 Managed Volatility Index Account	23	24	—	252	(39)	260
LargeCap Value Account	3,526	23,013	—	25,331	—	51,870
MidCap Account	3,682	57,219	—	258,007	—	318,908
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	2,280	5,163	—	20,931	—	28,374
Principal LifeTime 2010 Account	1,066	—	(2,568)	3,087	—	1,585
Principal LifeTime 2020 Account	5,145	4,520	—	13,456	—	23,121
Principal LifeTime 2030 Account	2,807	17,043	—	8,945	—	28,795
Principal LifeTime 2040 Account	805	2,699	—	2,498	—	6,002
Principal LifeTime 2050 Account	471	1,847	—	1,624	—	3,942
Principal LifeTime 2060 Account	1	1	—	1	—	3
Principal LifeTime Strategic Income Account	765	—	(1,563)	1,784	—	986
Real Estate Securities Account	2,702	—	(1,206)	21,545	—	23,041
SAM Balanced Portfolio	29,323	130,737	—	147,896	—	307,956
SAM Conservative Balanced Portfolio	7,044	18,924	—	23,504	—	49,472
SAM Conservative Growth Portfolio	5,040	35,293	—	40,798	—	81,131
SAM Flexible Income Portfolio	9,416	12,089	—	20,291	—	41,796
SAM Strategic Growth Portfolio	4,096	35,587	—	27,589	—	67,272
Short-Term Income Account	4,268	—	(18,274)	2,675	(70)	(11,401)
SmallCap Blend Account	239	1,853	—	18,779	—	20,871
SmallCap Growth Account II	—	—	(14,019)	19,859	—	5,840
SmallCap Value Account I	983	11,488	—	27,698	—	40,169

*Represents book-to-tax accounting differences.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2013, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

		Net Capital Loss Carryforward Expiring In:				No Expiration
		2015	2016	2017	2018	Short-Term Long-Term		Total
Balanced Account	$	— $	— $	1,065	$—	$—	$—	$1,065
Bond & Mortgage Securities Account		164	13,678	23,287	—	1,676	—	38,805
Bond Market Index Account		—	—	—	—	9,777	2,186	11,963
Diversified International Account		—	41,863	99,463	—	—	—	141,326
Equity Income Account		—	—	54,453	—	—	—	54,453
Government & High Quality Bond Account		—	19,092	4,321	—	—	—	23,413
Income Account		—	—	2,836	1,584	343	—	4,763
International Emerging Markets Account		—	—	16,991	—	—	—	16,991
LargeCap Blend Account II		—	—	8,715	—	—	—	8,715
LargeCap Growth Account		—	—	26,745	—	—	—	26,745
Money Market Account		—	6	4	—	—	—	10
Principal LifeTime 2010 Account		—	—	—	2,568	—	—	2,568
Principal LifeTime Strategic Income Account		—	—	—	1,563	—	—	1,563
Real Estate Securities Account		—	—	1,206	—	—	—	1,206
Short-Term Income Account		—	9,976	8,298	—	—	—	18,274
SmallCap Growth Account II		—	—	14,019	—	—	—	14,019

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

As of December 31, 2013, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Balanced Account	$6,077
Diversified International Account	30,514
Equity Income Account	36,231
Government & High Quality Bond Account	2,727
Income Account	735
International Emerging Markets Account	1,501
LargeCap Blend Account II	21,987
LargeCap Growth Account	16,608
LargeCap Value Account	35,799
Principal LifeTime 2010 Account	2,984
Principal LifeTime 2020 Account	19,842
Principal LifeTime 2040 Account	1,942
Principal LifeTime 2050 Account	1,129
Principal LifeTime Strategic Income Account	943
Real Estate Securities Account	8,706
SAM Conservative Growth Portfolio	4,621
SAM Strategic Growth Portfolio	632
Short-Term Income Account	1,782
SmallCap Blend Account	6,285
SmallCap Growth Account II	11,168
SmallCap Value Account I	10,252

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2013, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized Gain
	Investment Income	on Investments	Paid in Capital
Balanced Account	$25	$(25)	$—
Bond & Mortgage Securities Account	1,064	(1,064)	—
Bond Market Index Account	3,984	(3,984)	—
Diversified International Account	1,131	(1,131)	—
Equity Income Account	1,131	(898)	(233)
Government & High Quality Bond Account	2,241	(2,241)	—
Income Account	425	(425)	—
International Emerging Markets Account	(188)	188	—
LargeCap Blend Account II	(1)	1	—
LargeCap Growth Account	—	(54,207)	54,207
MidCap Account	2,588	(2,588)	—
Principal Capital Appreciation Account	—	(53,953)	53,953
SmallCap Blend Account	(156)	156	—
SmallCap Growth Account II	405	13	(418)
SmallCap Value Account I	101	(101)	—

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Balanced Account	$6,579	$(465)	$6,114	$46,381
Bond & Mortgage Securities Account	4,919	(6,001)	(1,082)	332,428
Bond Market Index Account	2,966	(27,243)	(24,277)	1,360,679
Diversified Balanced Account	116,400	(7,603)	108,797	749,840
Diversified Balanced Managed Volatility Account	5	(5)	—	705
Diversified Growth Account	329,828	(15,984)	313,844	1,893,680
Diversified Growth Managed Volatility Account	26	(23)	3	3,393
Diversified Income Account	6,863	(1,849)	5,014	107,242
Diversified International Account	112,146	(3,974)	108,172	393,225
Equity Income Account	243,943	(11,827)	232,116	420,552
Government & High Quality Bond Account	6,679	(9,245)	(2,566)	378,932
Income Account	17,023	(4,431)	12,592	254,173
International Emerging Markets Account	12,811	(5,019)	7,792	104,690
LargeCap Blend Account II	38,686	(614)	38,072	120,842
LargeCap Growth Account	24,222	(258)	23,964	75,863
LargeCap Growth Account I	82,803	(1,042)	81,761	174,759
LargeCap S&P 500 Index Account	386,070	(15,474)	370,596	1,103,891
LargeCap S&P 500 Managed Volatility Index Account	288	(36)	252	5,839
LargeCap Value Account	26,216	(885)	25,331	142,593
MidCap Account	260,072	(2,065)	258,007	406,492
Money Market Account	—	—	—	282,626
Principal Capital Appreciation Account	20,977	(46)	20,931	17,167
Principal LifeTime 2010 Account	4,323	(1,236)	3,087	44,774
Principal LifeTime 2020 Account	20,618	(7,162)	13,456	215,246
Principal LifeTime 2030 Account	10,930	(1,985)	8,945	99,981
Principal LifeTime 2040 Account	3,254	(756)	2,498	34,469
Principal LifeTime 2050 Account	2,072	(448)	1,624	20,458
Principal LifeTime 2060 Account	1	—	1	32
Principal LifeTime Strategic Income Account	2,504	(720)	1,784	29,389
Real Estate Securities Account	25,026	(3,481)	21,545	106,491
SAM Balanced Portfolio	150,198	(2,302)	147,896	871,249
SAM Conservative Balanced Portfolio	24,023	(519)	23,504	205,078
SAM Conservative Growth Portfolio	41,518	(720)	40,798	238,202
SAM Flexible Income Portfolio	20,974	(683)	20,291	213,757
SAM Strategic Growth Portfolio	28,199	(610)	27,589	181,552
Short-Term Income Account	3,979	(1,304)	2,675	245,561
SmallCap Blend Account	19,191	(412)	18,779	45,327
SmallCap Growth Account II	21,061	(1,202)	19,859	51,859
SmallCap Value Account I	29,622	(1,924)	27,698	89,057

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
Balanced Account
December 31, 2013

COMMON STOCKS - 63.87%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.14%					Biotechnology - 2.49%
Publicis Groupe SA ADR	1,608		$37		Acorda Therapeutics Inc (a)	90		$3
WPP PLC ADR	308		35		Amgen Inc	1,068		122
			$72		BIND Therapeutics Inc (a)	1,240		19
					Biogen Idec Inc (a)	687		192
Aerospace & Defense - 2.79%					Celgene Corp (a)	1,467		248
Alliant Techsystems Inc	3,273		398		Cellular Dynamics International Inc (a)	506		8
BAE Systems PLC ADR	1,016		30		CSL Ltd ADR	1,053		32
Boeing Co/The	4,073		556		Exact Sciences Corp (a)	975		11
European Aeronautic Defence and Space Co	1,664		32		Gilead Sciences Inc (a)	7,587		570
NV ADR					Medicines Co/The (a)	610		23
Raytheon Co	4,392		398		NPS Pharmaceuticals Inc (a)	559		17
Safran SA ADR	1,416		25		Sunesis Pharmaceuticals Inc (a)	1,400		7
			$1,439		United Therapeutics Corp (a)	306		35
Agriculture - 0.38%								$1,287
Altria Group Inc	3,433		132		Building Materials - 0.37%
British American Tobacco PLC ADR	611		65		Masco Corp	8,369		191
			$197

Airlines - 0.04%					Chemicals - 0.93%
Ryanair Holdings PLC ADR(a)	415		19		LyondellBasell Industries NV	3,813		306
					Methanex Corp	447		27
Apparel - 0.61%					OM Group Inc (a)	1,600		58
Hanesbrands Inc	4,520		318		Westlake Chemical Corp	741		90
								$481

Automobile Manufacturers - 0.79%					Commercial Services - 1.89%
Daimler AG ADR	385		34		ABM Industries Inc	2,160		62
Ford Motor Co	3,141		49		Apollo Education Group Inc (a)	2,327		63
Fuji Heavy Industries Ltd ADR	833		48		CoreLogic Inc/United States (a)	1,787		63
Oshkosh Corp	4,554		229		Huron Consulting Group Inc (a)	950		60
Toyota Motor Corp ADR	412		50		Korn/Ferry International (a)	2,750		72
			$410		Manpowergroup Inc	2,997		257
					PAREXEL International Corp (a)	880		40
Automobile Parts & Equipment - 1.53%					Quanta Services Inc (a)	2,265		71
Continental AG ADR	560		25		RPX Corp (a)	2,534		43
Johnson Controls Inc	4,496		230		Service Corp International/US	10,906		198
Lear Corp	3,247		263		Western Union Co/The	2,588		45
Tower International Inc (a)	1,960		42
Visteon Corp (a)	1,185		97					$974
WABCO Holdings Inc (a)	1,399		131		Computers - 4.29%
			$788		Apple Inc	1,796		1,008
					Brocade Communications Systems Inc (a)	8,718		77
Banks - 5.66%					CACI International Inc (a)	410		30
Australia & New Zealand Banking Group Ltd	1,218		35		DST Systems Inc	654		59
ADR					International Business Machines Corp	253		48
BankUnited Inc	2,140		70		Manhattan Associates Inc (a)	1,774		208
BNP Paribas SA ADR	838		33		NetApp Inc	5,570		229
DBS Group Holdings Ltd ADR	541		29		Netscout Systems Inc (a)	1,080		32
Fifth Third Bancorp	13,108		276		Nimble Storage Inc (a)	540		25
First Interstate Bancsystem Inc	2,380		68		SanDisk Corp	3,170		224
FirstMerit Corp	2,970		66		Western Digital Corp	3,291		276
Goldman Sachs Group Inc/The	2,180		386					$2,216
Huntington Bancshares Inc/OH	5,427		52
JP Morgan Chase & Co	11,652		681		Consumer Products - 0.82%
KeyCorp	6,884		92		Avery Dennison Corp	5,261		264
Lloyds Banking Group PLC ADR(a)	5,251		28		Jarden Corp (a)	1,456		89
Mitsubishi UFJ Financial Group Inc ADR	3,357		22		Kimberly-Clark Corp	688		72
Nordea Bank AB ADR	3,365		46					$425
Regions Financial Corp	12,646		125
Royal Bank of Canada	368		25		Cosmetics & Personal Care - 0.03%
Sumitomo Mitsui Financial Group Inc ADR	3,500		37		Procter & Gamble Co/The	197		16
Sumitomo Mitsui Trust Holdings Inc ADR	3,361		18
Susquehanna Bancshares Inc	4,130		53		Diversified Financial Services - 1.76%
Svenska Handelsbanken AB ADR	1,640		41		Daiwa Securities Group Inc ADR	2,497		25
Swedbank AB ADR	2,118		60		Discover Financial Services	8,137		455
Wells Fargo & Co	14,976		680		Evercore Partners Inc - Class A	940		56
			$2,923		Medley Capital Corp	3,110		43
					ORIX Corp ADR	360		32
Beverages - 0.14%					Waddell & Reed Financial Inc	4,536		296
Dr Pepper Snapple Group Inc	1,484		72					$907

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric - 0.46%					Insurance (continued)
Avista Corp	821		$23		Allstate Corp/The	10,335		$564
DTE Energy Co	1,079		72		Everest Re Group Ltd	437		68
Great Plains Energy Inc	1,180		28		Fidelity & Guaranty Life (a)	1,608		30
Public Service Enterprise Group Inc	1,924		62		Hannover Rueck SE ADR	594		26
UNS Energy Corp	854		51		Hartford Financial Services Group Inc	1,834		66
			$236		Horace Mann Educators Corp	2,310		73
					Lincoln National Corp	5,201		268
Electrical Components & Equipment - 0.73%					Muenchener Rueckversicherungs AG ADR	1,161		26
Emerson Electric Co	1,211		85		Protective Life Corp	1,304		66
Energizer Holdings Inc	1,780		193		Prudential Financial Inc	940		87
EnerSys Inc	980		69		Prudential PLC ADR	548		25
Hitachi Ltd ADR	385		29		Sampo ADR	1,361		33
			$376		StanCorp Financial Group Inc	3,708		246
Electronics - 0.99%					Travelers Cos Inc/The	4,219		382
Honeywell International Inc	5,620		513					$1,992
					Internet - 3.87%
Energy - Alternate Sources - 0.16%					Barracuda Networks Inc (a)	1,213		48
Pattern Energy Group Inc	2,720		82		CDW Corp/DE	2,260		53
					Facebook Inc (a)	1,506		82
					Google Inc (a)	507		568
Engineering & Construction - 0.24%					LinkedIn Corp (a)	553		120
EMCOR Group Inc	1,290		55		Mavenir Systems Inc (a)	1,590		18
MasTec Inc (a)	1,260		41		priceline.com Inc (a)	229		266
Vinci SA ADR	1,555		26		SouFun Holdings Ltd ADR	321		27
			$122		Splunk Inc (a)	2,623		180
Entertainment - 0.23%					Stamps.com Inc (a)	1,059		45
Regal Entertainment Group	6,107		119		Symantec Corp	14,338		338
					Tencent Holdings Ltd ADR	544		35
					Yahoo! Inc (a)	5,448		220
Food - 1.67%								$2,000
General Mills Inc	4,292		214
Kroger Co/The	9,223		365		Lodging - 0.42%
Nestle SA ADR	305		22		Galaxy Entertainment Group Ltd ADR(a)	274		25
Sprouts Farmers Market Inc (a)	750		29		MGM Resorts International (a)	8,081		190
Tyson Foods Inc	6,925		232					$215

			$862		Machinery - Diversified - 0.09%
Forest Products & Paper - 0.17%					Albany International Corp	1,260		45
International Paper Co	1,200		59
Svenska Cellulosa AB SCA ADR	879		27		Media - 1.34%
			$86		Comcast Corp - Class A	11,401		593
Gas - 0.34%					Cumulus Media Inc (a)	9,499		73
AGL Resources Inc	766		36		ITV PLC ADR	778		25
Atmos Energy Corp	1,057		48					$691
NiSource Inc	1,689		56		Metal Fabrication & Hardware - 0.17%
Vectren Corp	1,043		37		Mueller Water Products Inc - Class A	3,250		31
			$177		Worthington Industries Inc	1,340		56
Healthcare - Products - 0.02%								$87
STAAR Surgical Co (a)	670		11
					Mining - 0.08%
					US Silica Holdings Inc	1,169		40
Healthcare - Services - 1.93%
Aetna Inc	4,090		281		Miscellaneous Manufacturing - 0.62%
Centene Corp (a)	530		31
Cigna Corp	3,466		303		Crane Co	1,785		120
Envision Healthcare Holdings Inc (a)	1,580		56		General Electric Co	6,167		173
HCA Holdings Inc (a)	3,071		147		ITT Corp	650		28
HealthSouth Corp	3,204		107					$321
WellPoint Inc	772		71		Oil & Gas - 4.24%
			$996		Anadarko Petroleum Corp	955		76
					BP PLC ADR	701		34
Home Builders - 0.04%					Canadian Natural Resources Ltd	686		23
KB Home	1,120		20		Chevron Corp	551		69
					Cimarex Energy Co	1,239		130
Home Furnishings - 0.43%					ConocoPhillips	8,580		606
Whirlpool Corp	1,434		225		EOG Resources Inc	1,464		246
					EPL Oil & Gas Inc (a)	1,760		50
					Exxon Mobil Corp	1,835		186
Insurance - 3.86%					Kodiak Oil & Gas Corp (a)	4,270		48
Allianz SE ADR	1,749		32		Marathon Petroleum Corp	3,354		307

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				Retail (continued)
Repsol SA ADR	434	$11		Red Robin Gourmet Burgers Inc (a)	777	$57
Valero Energy Corp	6,034	304		Rite Aid Corp (a)	50,900	258
Western Refining Inc	2,330	99		Stein Mart Inc	2,528	34
		$2,189		Wal-Mart Stores Inc	5,162	406
				Wendy's Co/The	21,031	183
Oil & Gas Services - 0.12%						$2,694
Baker Hughes Inc	1,099	61
				Savings & Loans - 0.06%

Packaging & Containers - 0.26%				Oritani Financial Corp	2,046	33
Amcor Ltd/Australia ADR	557	24
Packaging Corp of America	1,713	109		Semiconductors - 0.59%
		$133		ARM Holdings PLC ADR	850	46
				Entegris Inc (a)	3,900	45
Pharmaceuticals - 4.90%				First Solar Inc (a)	1,207	66
AbbVie Inc	10,718	566		Intel Corp	2,272	59
Array BioPharma Inc (a)	2,870	14
				KLA-Tencor Corp	668	43
Bayer AG ADR	307	44		Marvell Technology Group Ltd	3,171	46
Cardinal Health Inc	5,747	384		Tower Semiconductor Ltd - Warrants (a),(b),(c)	1,587	—
Clovis Oncology Inc (a)	160	10
Eli Lilly & Co	1,246	63				$305
Herbalife Ltd	467	37		Software - 2.42%
Johnson & Johnson	1,076	99		Activision Blizzard Inc	7,406	132
KaloBios Pharmaceuticals Inc (a)	1,375	6		Acxiom Corp (a)	2,160	80
Keryx Biopharmaceuticals Inc (a)	800	10		Aspen Technology Inc (a)	1,640	69
McKesson Corp	3,196	516		Broadridge Financial Solutions Inc	1,076	43
Mylan Inc/PA (a)	4,387	190		CA Inc	8,008	269
Novartis AG ADR	349	28		Electronic Arts Inc (a)	1,319	30
Novo Nordisk A/S ADR	237	44		MedAssets Inc (a)	1,690	33
Omnicare Inc	3,590	217		Microsoft Corp	15,031	563
Pfizer Inc	2,527	77		Oracle Corp	868	33
Prestige Brands Holdings Inc (a)	2,240	80				$1,252
Relypsa Inc (a)	640	16
Roche Holding AG ADR	763	54		Telecommunications - 1.63%
				ARRIS Group Inc (a)	2,800	68
Sanofi ADR	473	25
Shire PLC ADR	349	49		AT&T Inc	2,011	71
		$2,529		BT Group PLC ADR	638	40
				Cisco Systems Inc	1,991	45
Pipelines - 0.06%				KDDI Corp ADR	3,201	50
TransCanada Corp	697	32		Nippon Telegraph & Telephone Corp ADR	1,323	36
				Plantronics Inc	870	40
				RF Micro Devices Inc (a)	8,020	41
Publicly Traded Investment Fund - 0.06%				SoftBank Corp ADR	1,392	61
iShares Russell 1000 Growth ETF	350	30		Verizon Communications Inc	7,978	392
						$844
Real Estate - 0.17%
Brookfield Asset Management Inc	1,679	65		Textiles - 0.32%
Mitsubishi Estate Co Ltd ADR	762	23		G&K Services Inc	360	22
				Mohawk Industries Inc (a)	951	142
		$88				$164
REITS - 0.60%
Extra Space Storage Inc	2,776	117		Transportation - 0.70%
First Industrial Realty Trust Inc	3,000	52		Canadian National Railway Co	972	56
Public Storage	173	26		Canadian Pacific Railway Ltd	315	48
RLJ Lodging Trust	2,710	66		Deutsche Post AG ADR	621	23
Weingarten Realty Investors	840	23		East Japan Railway Co ADR	1,523	20
Westfield Group ADR	1,479	27		Gulfmark Offshore Inc	1,000	47
				Navigator Holdings Ltd (a)	970	26
		$311		Norfolk Southern Corp	1,553	144
Retail - 5.22%						$364
ANN Inc (a)	1,350	49		TOTAL COMMON STOCKS		$32,980
Best Buy Co Inc	7,194	287			Principal
Brinker International Inc	1,036	48		BONDS- 20.02%	Amount (000's)	Value(000	's)
Cie Financiere Richemont SA ADR	3,098	31
Conn's Inc (a)	970	76		Advertising - 0.02%
CVS Caremark Corp	3,964	284		Interpublic Group of Cos Inc/The
GameStop Corp	1,616	80		4.00%, 03/15/2022	$5	$5
Haverty Furniture Cos Inc	2,040	64		6.25%, 11/15/2014	5	5
Home Depot Inc/The	4,976	410				$10
Kirkland's Inc (a)	2,265	54
				Aerospace & Defense - 0.09%
Lowe's Cos Inc	4,909	243		Air 2 US
Nu Skin Enterprises Inc	477	66		8.03%, 10/01/2020(c),(d)	28	29
Office Depot Inc (a)	12,161	64

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Aerospace & Defense (continued)			Banks (continued)
Rockwell Collins Inc			Banco de Credito del Peru
0.59%, 12/15/2016(e)	$20	$20	4.25%, 04/01/2023(d)	$25	$23
		$49	Bank of America Corp
			1.28%, 01/15/2019(e)	70	71
Agriculture - 0.24%			2.00%, 01/11/2018	50	50
Altria Group Inc			2.60%, 01/15/2019	35	35
2.85%, 08/09/2022	20	18	4.10%, 07/24/2023	75	75
4.00%, 01/31/2024	5	5	Bank of New York Mellon Corp/The
4.25%, 08/09/2042	5	4	4.50%, 12/29/2049(e)	10	9
5.38%, 01/31/2044	25	25	BBVA US Senior SAU
Philip Morris International Inc			4.66%, 10/09/2015	200	210
1.88%, 01/15/2019	20	20	BNP Paribas SA
4.13%, 03/04/2043	15	13	2.40%, 12/12/2018	20	20
6.38%, 05/16/2038	25	30	Citigroup Inc
Pinnacle Operating Corp			4.05%, 07/30/2022	45	45
9.00%, 11/15/2020(d)	10	11
			5.38%, 08/09/2020	5	6
		$126	5.50%, 09/13/2025	40	42
Airlines - 0.02%			City National Corp/CA
US Airways 2001-1G Pass Through Trust			5.25%, 09/15/2020	35	38
7.08%, 09/20/2022	2	2	Goldman Sachs Group Inc/The
US Airways 2013-1 Class A Pass Through			1.84%, 11/29/2023(e)	15	15
Trust			5.38%, 03/15/2020	35	39
3.95%, 11/15/2025(c)	10	10	6.00%, 06/15/2020	15	17
		$12	6.75%, 10/01/2037	20	22
			HBOS Capital Funding LP
Automobile Asset Backed Securities - 0.61%			6.07%, 06/29/2049(d),(e)	5	5
AmeriCredit Automobile Receivables Trust			Intesa Sanpaolo SpA
2012-1			3.88%, 01/15/2019	200	199
0.91%, 10/08/2015(e)	1	1	JP Morgan Chase & Co
AmeriCredit Automobile Receivables Trust			3.25%, 09/23/2022	20	19
2012-3			Morgan Stanley
0.71%, 12/08/2015(e)	12	12	1.52%, 04/25/2018(e)	45	46
Santander Drive Auto Receivables Trust 2013-			1.75%, 02/25/2016	15	15
1			3.75%, 02/25/2023	20	19
0.48%, 02/16/2016	50	50	4.10%, 05/22/2023	20	19
Volkswagen Auto Loan Enhanced Trust 2013-			4.88%, 11/01/2022	35	36
2			5.00%, 11/24/2025	45	45
0.67%, 07/20/2016	250	250	6.38%, 07/24/2042	20	23
		$313	Northern Trust Corp
Automobile Floor Plan Asset Backed Securities - 0.66%			3.95%, 10/30/2025	15	15
Ally Master Owner Trust			RBS Capital Trust III
1.04%, 01/15/2016(e)	100	100	5.51%, 09/29/2049	10	10
GE Dealer Floorplan Master Note Trust			Regions Financial Corp
0.77%, 07/20/2016(e)	200	200	5.75%, 06/15/2015	50	53
Nissan Master Owner Trust Receivables			Royal Bank of Scotland Group PLC
0.64%, 05/15/2017(e)	40	40	6.00%, 12/19/2023	165	166
		$340	6.13%, 12/15/2022	5	5
			State Street Corp
Automobile Manufacturers - 0.17%			3.10%, 05/15/2023	25	23
Ford Motor Co					$1,497
4.75%, 01/15/2043	30	27
7.40%, 11/01/2046	15	18	Beverages - 0.29%
General Motors Co			Anheuser-Busch InBev Worldwide Inc
3.50%, 10/02/2018(d)	20	21	1.38%, 07/15/2017	15	15
Navistar International Corp			2.50%, 07/15/2022	30	28
8.25%, 11/01/2021	5	5	7.75%, 01/15/2019	5	6
Toyota Motor Credit Corp			Coca-Cola Co/The
2.00%, 10/24/2018	15	15	1.15%, 04/01/2018	35	34
		$86	2.45%, 11/01/2020	20	19
			Constellation Brands Inc
Automobile Parts & Equipment - 0.01%			3.75%, 05/01/2021	5	5
Dana Holding Corp			4.25%, 05/01/2023	5	5
6.00%, 09/15/2023	5	5	Corp Lindley SA
			6.75%, 11/23/2021(d)	15	16
			6.75%, 11/23/2021	20	21
Banks- 2.90%					$149
Ally Financial Inc
8.00%, 03/15/2020	10	12	Biotechnology - 0.28%
Associated Banc-Corp			Amgen Inc
5.13%, 03/28/2016	65	70	5.15%, 11/15/2041	20	20

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Biotechnology (continued)				Diversified Financial Services - 0.64%
Amgen Inc (continued)				Aircastle Ltd
5.38%, 05/15/2043	$25	$26		4.63%, 12/15/2018	$5	$5
Celgene Corp				7.63%, 04/15/2020	5	6
1.90%, 08/15/2017	20	20		9.75%, 08/01/2018	15	16
3.25%, 08/15/2022	10	9		American Honda Finance Corp
4.00%, 08/15/2023	30	29		1.13%, 10/07/2016	40	40
5.25%, 08/15/2043	10	10		2.13%, 10/10/2018	20	20
Genzyme Corp				Credit Acceptance Corp
5.00%, 06/15/2020	15	17		9.13%, 02/01/2017	10	11
Gilead Sciences Inc				Denali Borrower LLC / Denali Finance Corp
3.05%, 12/01/2016	10	11		5.63%, 10/15/2020(d)	15	15
		$142		General Electric Capital Corp
				3.10%, 01/09/2023	80	76
Building Materials - 0.08%				5.25%, 06/29/2049(e)	20	19
CRH America Inc				General Motors Financial Co Inc
8.13%, 07/15/2018	25	30		3.25%, 05/15/2018(d)	10	10
Norbord Inc				Icahn Enterprises LP / Icahn Enterprises
5.38%, 12/01/2020(d)	5	5
				Finance Corp
Owens Corning				8.00%, 01/15/2018	45	47
4.20%, 12/15/2022	5	5		International Lease Finance Corp
		$40		6.25%, 05/15/2019	5	5
Chemicals - 0.11%				8.62%, 09/15/2015(e)	5	6
Dow Chemical Co/The				John Deere Capital Corp
7.38%, 11/01/2029	5	7		0.88%, 04/17/2015	15	15
Eagle Spinco Inc				Merrill Lynch & Co Inc
4.63%, 02/15/2021(d)	5	5		6.88%, 04/25/2018	15	18
Mosaic Co/The				MPH Intermediate Holding Co 2
5.45%, 11/15/2033	15	15		8.38%, PIK 9.13%, 08/01/2018 (d),(f)	5	5
5.63%, 11/15/2043	10	10		National Rural Utilities Cooperative Finance
NOVA Chemicals Corp				Corp
5.25%, 08/01/2023(d)	5	5		4.75%, 04/30/2043(e)	10	9
Taminco Global Chemical Corp				SquareTwo Financial Corp
9.75%, 03/31/2020(d)	15	17		11.63%, 04/01/2017	10	10
		$59				$333

Commercial Services - 0.03%				Electric - 0.80%
BakerCorp International Inc				Alabama Power Co
8.25%, 06/01/2019	5	5		3.85%, 12/01/2042	10	9
ERAC USA Finance LLC				Baltimore Gas & Electric Co
2.75%, 03/15/2017(d)	10	10		2.80%, 08/15/2022	15	14
		$15		CMS Energy Corp
				4.70%, 03/31/2043	5	5
Computers - 0.39%				5.05%, 03/15/2022	15	16
Affiliated Computer Services Inc				Commonwealth Edison Co
5.20%, 06/01/2015	35	37		3.80%, 10/01/2042	5	4
Apple Inc				4.60%, 08/15/2043	10	10
1.00%, 05/03/2018	45	43		Dominion Gas Holdings LLC
3.85%, 05/04/2043	5	4		4.80%, 11/01/2043(d)	5	5
Hewlett-Packard Co				DTE Energy Co
3.00%, 09/15/2016	5	5		6.38%, 04/15/2033	15	17
iGate Corp				Duke Energy Carolinas LLC
9.00%, 05/01/2016	35	37		4.00%, 09/30/2042	15	14
NCR Corp				Dynegy Inc
4.63%, 02/15/2021	10	10		5.88%, 06/01/2023(d)	10	9
NCR Escrow Corp				Edison International
5.88%, 12/15/2021(d)	5	5		3.75%, 09/15/2017	10	10
Seagate HDD Cayman				Elwood Energy LLC
3.75%, 11/15/2018(d)	15	15		8.16%, 07/05/2026	17	19
4.75%, 06/01/2023(d)	5	5		Energy Future Intermediate Holding Co LLC /
6.88%, 05/01/2020	35	38		EFIH Finance Inc
		$199		12.25%, 03/01/2022(d),(e)	15	18
Consumer Products - 0.06%				FirstEnergy Corp
Reynolds Group Issuer Inc / Reynolds Group				7.38%, 11/15/2031	15	16
Issuer LLC / Reynolds Group Issuer				Florida Power & Light Co
(Luxembourg) S.A.				4.05%, 06/01/2042	20	18
5.75%, 10/15/2020	30	31		4.13%, 02/01/2042	5	5
				Mirant Mid Atlantic Pass Through Trust C
				10.06%, 12/30/2028	24	26
				Northern States Power Co/MN
				3.40%, 08/15/2042	5	4

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)			Food (continued)
NRG Energy Inc			Mondelez International Inc
8.25%, 09/01/2020	$10	$11	6.50%, 11/01/2031	$5	$6
Oncor Electric Delivery Co LLC			Pinnacle Foods Finance LLC / Pinnacle Foods
5.25%, 09/30/2040	10	10	Finance Corp
Pacific Gas & Electric Co			4.88%, 05/01/2021(d)	5	5
4.45%, 04/15/2042	5	5	Sun Merger Sub Inc
5.13%, 11/15/2043	15	16	5.88%, 08/01/2021(d)	5	5
PacifiCorp			WM Wrigley Jr Co
3.85%, 06/15/2021	10	10	2.40%, 10/21/2018(d)	10	10
PPL Electric Utilities Corp			3.38%, 10/21/2020(d)	40	39
3.00%, 09/15/2021	5	5			$145
4.75%, 07/15/2043	5	5
PPL WEM Holdings PLC			Forest Products & Paper - 0.02%
3.90%, 05/01/2016(d)	25	26	Resolute Forest Products Inc
			5.88%, 05/15/2023(d)	5	4
Public Service Co of Colorado			Sappi Papier Holding GmbH
4.75%, 08/15/2041	10	10	7.50%, 06/15/2032 (d)	5	4
Public Service Electric & Gas Co
2.30%, 09/15/2018	20	20			$8
3.65%, 09/01/2042	5	4	Gas- 0.03%
Puget Energy Inc			Sempra Energy
5.63%, 07/15/2022	5	5	2.88%, 10/01/2022	15	14
6.00%, 09/01/2021	25	28
San Diego Gas & Electric Co
4.30%, 04/01/2042	5	5	Healthcare - Products - 0.06%
Southern California Edison Co			Boston Scientific Corp
4.05%, 03/15/2042	15	14	2.65%, 10/01/2018	15	15
Virginia Electric and Power Co			Universal Hospital Services Inc
4.00%, 01/15/2043	5	4	7.63%, 08/15/2020	15	16
4.65%, 08/15/2043	15	15			$31
		$412	Healthcare - Services - 0.20%
Electronics - 0.03%			Centene Corp
Viasystems Inc			5.75%, 06/01/2017	10	11
7.88%, 05/01/2019(d)	15	16	Fresenius Medical Care US Finance II Inc
			5.88%, 01/31/2022(d)	5	5
			HCA Inc
Entertainment - 0.16%			4.75%, 05/01/2023	5	5
CCM Merger Inc			7.25%, 09/15/2020	25	27
9.13%, 05/01/2019(d)	20	21	LifePoint Hospitals Inc
Cinemark USA Inc			5.50%, 12/01/2021(d)	5	5
4.88%, 06/01/2023	5	5	Radnet Management Inc
DreamWorks Animation SKG Inc			10.38%, 04/01/2018	10	10
6.88%, 08/15/2020(d)	5	5	Ventas Realty LP
Peninsula Gaming LLC / Peninsula Gaming			1.55%, 09/26/2016	15	15
Corp			WellCare Health Plans Inc
8.38%, 02/15/2018(d)	5	5	5.75%, 11/15/2020	25	25
Regal Entertainment Group					$103
5.75%, 02/01/2025	15	14
9.13%, 08/15/2018	6	7	Holding Companies - Diversified - 0.01%
WMG Acquisition Corp			Nielsen Co Luxembourg SARL/The
6.00%, 01/15/2021(d)	13	14	5.50%, 10/01/2021(d)	5	5
11.50%, 10/01/2018	10	11
		$82	Home Builders - 0.12%
Environmental Control - 0.06%			Ashton Woods USA LLC / Ashton Woods
Darling Escrow Corp			Finance Co
5.38%, 01/15/2022(d),(g)	5	5	6.88%, 02/15/2021(d)	10	10
Republic Services Inc			Lennar Corp
3.80%, 05/15/2018	25	27	4.13%, 12/01/2018	5	5
			4.75%, 11/15/2022(e)	15	14
		$32
			MDC Holdings Inc
Food- 0.28%			6.00%, 01/15/2043	15	13
Ingles Markets Inc			Standard Pacific Corp
5.75%, 06/15/2023	5	5	6.25%, 12/15/2021	5	5
Kraft Foods Group Inc			WCI Communities Inc
3.50%, 06/06/2022	15	14	6.88%, 08/15/2021(d)	10	10
6.13%, 08/23/2018	25	29	Woodside Homes Co LLC / Woodside Homes
6.50%, 02/09/2040	10	12	Finance Inc
Kroger Co/The			6.75%, 12/15/2021(d)	5	5
3.85%, 08/01/2023	15	15			$62
5.15%, 08/01/2043	5	5

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities - 0.04%			Media (continued)
Specialty Underwriting & Residential Finance			Comcast Corp
Trust Series 2004-BC1			5.65%, 06/15/2035	$15	$16
0.93%, 02/25/2035(e)	$21	$20	6.40%, 05/15/2038	5	6
			Cumulus Media Holdings Inc
			7.75%, 05/01/2019	15	16
Insurance - 0.87%			DIRECTV Holdings LLC / DIRECTV
Allstate Corp/The
5.75%, 08/15/2053(e)	5	5	Financing Co Inc
			3.80%, 03/15/2022	10	10
American International Group Inc			5.00%, 03/01/2021	15	16
3.38%, 08/15/2020	30	30	6.00%, 08/15/2040	5	5
3.80%, 03/22/2017	25	27
4.88%, 09/15/2016	15	16	DISH DBS Corp
			4.25%, 04/01/2018	5	5
5.45%, 05/18/2017	20	22	5.88%, 07/15/2022	20	20
6.40%, 12/15/2020	35	41
Fidelity & Guaranty Life Holdings Inc			6.75%, 06/01/2021	10	11
6.38%, 04/01/2021(d)	5	5	7.88%, 09/01/2019	10	11
Five Corners Funding Trust			Grupo Televisa SAB
4.42%, 11/15/2023(d)	100	99	6.63%, 01/15/2040	25	27
			NBCUniversal Media LLC
ING US Inc			2.88%, 01/15/2023	5	5
2.90%, 02/15/2018	75	77
5.50%, 07/15/2022	15	16	4.45%, 01/15/2043	5	4
5.65%, 05/15/2053(e)	55	54	5.15%, 04/30/2020	40	45
Liberty Mutual Group Inc			6.40%, 04/30/2040	10	11
5.00%, 06/01/2021(d)	15	16	RCN Telecom Services LLC / RCN Capital
7.00%, 03/15/2037(d),(e)	15	15	Corp
			8.50%, 08/15/2020(d)	5	5
MetLife Inc
4.88%, 11/13/2043	20	20	Time Warner Cable Inc
XL Group PLC			5.88%, 11/15/2040	10	9
6.50%, 12/31/2049(e)	5	5	Time Warner Inc
			6.25%, 03/29/2041	30	33
		$448	7.63%, 04/15/2031	5	6
Internet - 0.05%			Univision Communications Inc
Equinix Inc			8.50%, 05/15/2021(d)	10	11
4.88%, 04/01/2020	5	5	Viacom Inc
5.38%, 04/01/2023	5	5	4.38%, 03/15/2043	29	24
Zayo Group LLC / Zayo Capital Inc			WideOpenWest Finance LLC /
8.13%, 01/01/2020	5	5	WideOpenWest Capital Corp
10.13%, 07/01/2020	10	12	13.38%, 10/15/2019	20	23
		$27			$432

Iron & Steel - 0.20%			Mining - 0.38%
ArcelorMittal			Barrick Gold Corp
7.50%, 10/15/2039	30	30	4.10%, 05/01/2023	10	9
BlueScope Steel Finance Ltd/BlueScope Steel			BHP Billiton Finance USA Ltd
Finance USA LLC			2.05%, 09/30/2018	30	30
7.13%, 05/01/2018(d)	5	5	5.00%, 09/30/2043	15	15
Glencore Funding LLC			FMG Resources August 2006 Pty Ltd
1.70%, 05/27/2016(d)	35	35	8.25%, 11/01/2019(d)	15	17
Vale Overseas Ltd			Freeport-McMoRan Copper & Gold Inc
4.38%, 01/11/2022	35	34	3.10%, 03/15/2020	45	44
		$104	5.45%, 03/15/2043	5	5
			Newmont Mining Corp
Lodging - 0.10%			4.88%, 03/15/2042	5	4
Caesars Entertainment Operating Co Inc			Rio Tinto Finance USA PLC
11.25%, 06/01/2017	15	15	2.00%, 03/22/2017	20	20
MGM Resorts International			Teck Resources Ltd
6.63%, 12/15/2021	5	5	3.75%, 02/01/2023	20	19
10.00%, 11/01/2016	5	6	5.20%, 03/01/2042	5	4
Wyndham Worldwide Corp			Volcan Cia Minera SAA
2.50%, 03/01/2018	25	25	5.38%, 02/02/2022(d)	2	2
		$51	Xstrata Finance Canada Ltd
			2.05%, 10/23/2015(d),(e)	15	15
Media- 0.84%			2.45%, 10/25/2017(d)	10	10
21st Century Fox America Inc
3.00%, 09/15/2022	50	47			$194
5.40%, 10/01/2043(d)	20	20	Miscellaneous Manufacturing - 0.18%
Cablevision Systems Corp			General Electric Co
8.00%, 04/15/2020	5	6	4.13%, 10/09/2042	5	5
CBS Corp			Ingersoll-Rand Global Holding Co Ltd
3.38%, 03/01/2022	10	10	2.88%, 01/15/2019(d)	10	10
4.85%, 07/01/2042	15	13
5.75%, 04/15/2020	15	17
See accompanying notes.			127

Schedule of Investments
Balanced Account
December 31, 2013

			Principal			Principal
	BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

	Miscellaneous Manufacturing (continued)				Office & Business Equipment - 0.02%
	Textron Inc				Xerox Corp
	6.20%, 03/15/2015		$10	$10	2.95%, 03/15/2017	$5	$5
	Tyco Electronics Group SA				6.75%, 02/01/2017	5	6
	1.60%, 02/03/2015		15	15			$11
	2.38%, 12/17/2018		20	20
	3.50%, 02/03/2022		35	33	Oil & Gas - 1.62%
				$93	Anadarko Petroleum Corp
					5.95%, 09/15/2016	30	33
	Mortgage Backed Securities - 1.63%				Antero Resources Finance Corp
	Banc of America Commercial Mortgage Trust				5.38%, 11/01/2021(d)	5	5
	2006-3				BP Capital Markets PLC
	5.89%, 07/10/2044		15	16	2.24%, 09/26/2018	15	15
	BCRR Trust 2009-1				Carrizo Oil & Gas Inc
	5.86%, 07/17/2040(d)		25	27	8.63%, 10/15/2018	35	38
	CD 2006-CD3 Mortgage Trust				Chaparral Energy Inc
	5.62%, 10/15/2048		35	38	7.63%, 11/15/2022	10	11
	COMM 2013-CCRE6 Mortgage Trust				Chesapeake Energy Corp
	3.10%, 03/10/2046(e)		10	10	5.75%, 03/15/2023	5	5
	Credit Suisse First Boston Mortgage Securities				6.13%, 02/15/2021	5	5
	Corp				Concho Resources Inc
	0.76%, 11/15/2037(d),(e)		906	5	7.00%, 01/15/2021	5	5
	4.77%, 07/15/2037		20	21	ConocoPhillips
	CSMC Series 2009-RR3				5.75%, 02/01/2019	15	17
	5.34%, 12/15/2043(d),(e)		25	27	Continental Resources Inc/OK
	Fannie Mae				4.50%, 04/15/2023	80	81
	5.84%, 06/25/2018(e)		98	6	5.00%, 09/15/2022	10	10
	Fannie Mae Interest Strip				Devon Energy Corp
	4.50%, 10/01/2035(e)		596	46	2.25%, 12/15/2018	40	40
	Fannie Mae REMICS				3.25%, 05/15/2022	10	10
	6.59%, 11/25/2036(e)		42	7	Diamond Offshore Drilling Inc
	FHLMC Multifamily Structured Pass Through				4.88%, 11/01/2043	10	10
	Certificates				Ecopetrol SA
	2.22%, 12/25/2018(e)		30	30	5.88%, 09/18/2023	75	79
	2.70%, 05/25/2018		75	78	Encana Corp
	Freddie Mac				5.15%, 11/15/2041	10	9
	3.50%, 02/15/2025(e)		434	44	EP Energy LLC / EP Energy Finance Inc
	Freddie Mac REMICS				9.38%, 05/01/2020	30	35
	0.77%, 08/15/2018(e)		13	14	Gazprom OAO Via Gaz Capital SA
	GS Mortgage Securities Trust 2013-GCJ12				8.63%, 04/28/2034	15	18
	3.78%, 06/10/2046(e)		25	24	Halcon Resources Corp
	JP Morgan Chase Commercial Mortgage				8.88%, 05/15/2021	10	10
	Securities Trust 2004-LN2				9.25%, 02/15/2022(d)	5	5
	5.12%, 07/15/2041		19	19	9.75%, 07/15/2020(d)	5	5
	JP Morgan Chase Commercial Mortgage				Kerr-McGee Corp
	Securities Trust 2005-LDP3				6.95%, 07/01/2024	5	6
	5.00%, 08/15/2042(e)		25	26	7.88%, 09/15/2031	15	19
	JP Morgan Chase Commercial Mortgage				Kodiak Oil & Gas Corp
	Securities Trust 2006-CIBC17				5.50%, 01/15/2021(d)	5	5
	5.43%, 12/12/2043		25	27	8.13%, 12/01/2019	15	17
LB	-UBS Commercial Mortgage Trust 2005-				Linn Energy LLC / Linn Energy Finance
	C7				Corp
	5.32%, 11/15/2040		45	48	7.00%, 11/01/2019(d),(e)	5	5
LB	-UBS Commercial Mortgage Trust 2007-				Nabors Industries Inc
	C2				2.35%, 09/15/2016(d)	10	10
	5.43%, 02/15/2040		8	9	Oasis Petroleum Inc
	Morgan Stanley Capital I Trust 2007-HQ12				6.50%, 11/01/2021	10	11
	5.60%, 04/12/2049(e)		25	27	PDC Energy Inc
	5.60%, 04/12/2049(e)		52	52	7.75%, 10/15/2022	10	11
	RBSCF Trust 2009-RR1				Petrobras Global Finance BV
	5.76%, 09/17/2039(d),(e)		50	51	2.00%, 05/20/2016	15	15
	UBS Commercial Mortgage Trust 2012-C1				4.38%, 05/20/2023	25	22
	3.40%, 05/10/2045(e)		55	54	Petrobras International Finance Co
	UBS-Barclays Commercial Mortgage Trust				5.38%, 01/27/2021	60	60
	2013	-C5			Petroleos Mexicanos
	3.18%, 03/10/2046(e)		15	14	4.88%, 01/24/2022	55	56
	Wachovia Bank Commercial Mortgage Trust				6.50%, 06/02/2041	10	10
	Series 2007-C34				QEP Resources Inc
	5.68%, 05/15/2046(e)		110	122	5.25%, 05/01/2023	5	5
				$842

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Packaging & Containers (continued)
RKI Exploration & Production LLC / RKI			Packaging Corp of America
Finance Corp			4.50%, 11/01/2023	$10	$10
8.50%, 08/01/2021(d)	$5	$5	Rock Tenn Co
Rowan Cos Inc			3.50%, 03/01/2020	30	30
5.00%, 09/01/2017	25	27	4.00%, 03/01/2023	5	5
Statoil ASA					$64
1.20%, 01/17/2018	15	15
Talisman Energy Inc			Pharmaceuticals - 0.54%
5.50%, 05/15/2042	5	5	AbbVie Inc
Total Capital International SA			1.20%, 11/06/2015	10	10
1.50%, 02/17/2017	15	15	Actavis Inc
Transocean Inc			1.88%, 10/01/2017	5	5
6.50%, 11/15/2020	60	68	3.25%, 10/01/2022	5	5
6.80%, 03/15/2038	5	6	Express Scripts Holding Co
		$839	2.75%, 11/21/2014	25	26
			3.13%, 05/15/2016	45	47
Oil & Gas Services - 0.30%			3.90%, 02/15/2022	5	5
Basic Energy Services Inc			4.75%, 11/15/2021	10	11
7.75%, 02/15/2019	10	11	6.13%, 11/15/2041	25	28
7.75%, 10/15/2022	4	4	GlaxoSmithKline Capital Inc
Cameron International Corp			5.38%, 04/15/2034	5	5
1.15%, 12/15/2016	15	15	McKesson Corp
1.60%, 04/30/2015	20	20	3.25%, 03/01/2016	20	21
5.13%, 12/15/2043	5	5	Merck & Co Inc
6.38%, 07/15/2018	25	29	1.30%, 05/18/2018	20	19
Halliburton Co			Mylan Inc/PA
4.75%, 08/01/2043	10	10	2.55%, 03/28/2019	15	15
Hornbeck Offshore Services Inc			5.40%, 11/29/2043	5	5
5.00%, 03/01/2021	10	10	Salix Pharmaceuticals Ltd
Key Energy Services Inc			6.00%, 01/15/2021(d)	15	15
6.75%, 03/01/2021	15	15	Teva Pharmaceutical Finance Co BV
Weatherford International LLC			2.95%, 12/18/2022	30	27
6.35%, 06/15/2017	5	6	Valeant Pharmaceuticals International Inc
Weatherford International Ltd/Bermuda			7.50%, 07/15/2021(d)	15	17
4.50%, 04/15/2022	10	10	Wyeth LLC
5.95%, 04/15/2042	10	10	6.00%, 02/15/2036	5	6
6.50%, 08/01/2036	10	10	Zoetis Inc
		$155	1.15%, 02/01/2016	5	5
			4.70%, 02/01/2043	10	9
Other Asset Backed Securities - 0.93%					$281
Carrington Mortgage Loan Trust Series 2005-
FRE1			Pipelines - 0.39%
0.44%, 12/25/2035(e)	86	86	Access Midstream Partners LP / ACMP
Citigroup Mortgage Loan Trust 2007-			Finance Corp
WFHE2			5.88%, 04/15/2021	5	5
0.31%, 03/25/2037(e)	13	12	Buckeye Partners LP
Countrywide Asset-Backed Certificates			2.65%, 11/15/2018	15	15
0.41%, 03/25/2036(e)	64	46	DCP Midstream LLC
1.77%, 01/25/2034(e)	74	59	5.85%, 05/21/2043(d),(e)	10	9
First Horizon ABS Trust 2006 - HE2			El Paso Pipeline Partners Operating Co LLC
0.29%, 10/25/2026(e)	55	51	4.70%, 11/01/2042	15	13
John Deere Owner Trust 2013-B			5.00%, 10/01/2021	10	11
0.55%, 01/15/2016(e)	150	150	Energy Transfer Partners LP
JP Morgan Mortgage Acquisition Trust 2007-			5.95%, 10/01/2043	20	20
CH3			Kinder Morgan Energy Partners LP
0.31%, 03/25/2037(e)	64	61	2.65%, 02/01/2019	15	15
Marriott Vacation Club Owner Trust 2007-1			5.00%, 03/01/2043	10	9
5.52%, 05/20/2029(d),(e)	6	6	5.63%, 09/01/2041	10	10
MSDWCC Heloc Trust 2005-1			Kinder Morgan Inc/DE
0.54%, 07/25/2017(e)	8	8	5.00%, 02/15/2021(d)	5	5
		$479	Spectra Energy Partners LP
			4.75%, 03/15/2024	30	31
Packaging & Containers - 0.12%			5.95%, 09/25/2043	5	5
Beverage Packaging Holdings Luxembourg II			Tesoro Logistics LP / Tesoro Logistics Finance
SA / Beverage Packaging Holdings II			Corp
5.63%, 12/15/2016(d)	5	5
			6.13%, 10/15/2021	5	5
Crown Cork & Seal Co Inc			Western Gas Partners LP
7.38%, 12/15/2026	8	9	2.60%, 08/15/2018	30	30
Exopack Holding Corp			4.00%, 07/01/2022	20	19
10.00%, 06/01/2018(d)	5	5
					$202

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Real Estate - 0.03%			Savings & Loans - 0.09%
Crescent Resources LLC / Crescent Ventures			Santander Holdings USA Inc/PA
Inc			3.00%, 09/24/2015	$45	$46
10.25%, 08/15/2017(d)	$10	$11
Mattamy Group Corp
6.50%, 11/15/2020(d)	5	5	Semiconductors - 0.03%
			Intel Corp
		$16	4.25%, 12/15/2042	5	4
REITS- 0.28%			Jazz Technologies Inc
DDR Corp			8.00%, 06/30/2015	10	10
4.63%, 07/15/2022	20	20			$14
DuPont Fabros Technology LP
5.88%, 09/15/2021	5	5	Software - 0.08%
			Activision Blizzard Inc
HCP Inc			5.63%, 09/15/2021(d)	5	5
2.63%, 02/01/2020	15	14
iStar Financial Inc			Oracle Corp
4.88%, 07/01/2018	5	5	2.38%, 01/15/2019	20	20
9.00%, 06/01/2017	5	6	3.63%, 07/15/2023	15	15
ProLogis LP					$40
4.25%, 08/15/2023	10	10	Sovereign - 0.43%
Retail Opportunity Investments Partnership			Hungary Government International Bond
LP			5.75%, 11/22/2023	14	14
5.00%, 12/15/2023	25	25	Mexico Government International Bond
Ventas Realty LP / Ventas Capital Corp			3.63%, 03/15/2022	60	60
2.70%, 04/01/2020	45	43	Poland Government International Bond
4.75%, 06/01/2021	15	16	3.00%, 03/17/2023	25	23
		$144	Russian Foreign Bond - Eurobond
			7.50%, 03/31/2030(e)	66	77
Retail - 0.62%			7.50%, 03/31/2030(d)	39	46
Building Materials Holding Corp
9.00%, 09/15/2018(d)	5	5	Venezuela Government International Bond
Claire's Stores Inc			5.75%, 02/26/2016	5	4
8.88%, 03/15/2019	15	16			$224
CVS Caremark Corp			Student Loan Asset Backed Securities - 0.60%
1.20%, 12/05/2016	25	25	SLM Private Education Loan Trust 2012-E
2.25%, 12/05/2018	25	25	0.92%, 06/15/2016(d),(e)	99	100
5.30%, 12/05/2043	15	16	SLM Private Education Loan Trust 2013-1
5.75%, 05/15/2041	10	11	0.77%, 08/15/2022(d),(e)	146	145
CVS Pass-Through Trust			SLM Student Loan Trust 2008-5
5.93%, 01/10/2034(d)	10	11	1.54%, 01/25/2018(e)	25	25
7.51%, 01/10/2032(d)	5	6	SLM Student Loan Trust 2008-6
Home Depot Inc/The			0.79%, 10/25/2017(e)	41	41
2.25%, 09/10/2018	15	15			$311
Landry's Holdings II Inc
10.25%, 01/01/2018(d)	15	16	Telecommunications - 1.04%
Lowe's Cos Inc			AT&T Inc
5.00%, 09/15/2043	10	10	1.15%, 11/27/2018(e)	10	10
Macy's Retail Holdings Inc			2.38%, 11/27/2018	25	25
5.75%, 07/15/2014	5	5	4.35%, 06/15/2045	24	20
5.90%, 12/01/2016	36	40	5.80%, 02/15/2019	60	69
6.38%, 03/15/2037	10	11	CC Holdings GS V LLC / Crown Castle GS III
Michaels FinCo Holdings LLC / Michaels			Corp
FinCo Inc			3.85%, 04/15/2023	20	19
7.50%, PIK 8.25%, 08/01/2018 (d),(f)	5	5	Cellco Partnership / Verizon Wireless Capital
Michaels Stores Inc			LLC
5.88%, 12/15/2020(d)	5	5	8.50%, 11/15/2018	5	6
Neiman Marcus Group LTD Inc			Cisco Systems Inc
8.75%, 10/15/2021(d)	5	5	5.90%, 02/15/2039	10	11
New Academy Finance Co LLC / New			Embarq Corp
Academy Finance Corp			8.00%, 06/01/2036	5	5
8.00%, PIK 8.75%, 06/15/2018 (d),(f)	20	21	Goodman Networks Inc
Petco Holdings Inc			13.12%, 07/01/2018(d),(e)	5	5
8.50%, PIK 9.25%, 10/15/2017 (d),(f)	20	20	Intelsat Jackson Holdings SA
Suburban Propane Partners LP/Suburban			5.50%, 08/01/2023(d)	10	10
Energy Finance Corp			Intelsat Luxembourg SA
7.38%, 03/15/2020	10	11	7.75%, 06/01/2021(d)	20	21
Wal-Mart Stores Inc			8.13%, 06/01/2023(d)	15	16
3.25%, 10/25/2020	15	15	Level 3 Communications Inc
4.75%, 10/02/2043	25	25	11.88%, 02/01/2019	12	13
		$319	Level 3 Financing Inc
			6.13%, 01/15/2021(d)	5	5
			8.13%, 07/01/2019	5	6

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS - 16.90%	Amount (000's) Value (000's)
				Federal Home Loan Mortgage Corporation (FHLMC) -
Telecommunications (continued)				1.83%
MetroPCS Wireless Inc
6.25%, 04/01/2021(d)		$10	$10	3.50%, 04/01/2042	$37	$36
NII Capital Corp				3.50%, 08/01/2042	70	69
				4.00%, 12/01/2041	62	64
7.63%, 04/01/2021		10	4	4.50%, 04/01/2031	22	24
Qwest Corp				4.50%, 04/01/2041	174	185
6.75%, 12/01/2021		30	33
SBA Tower Trust				5.00%, 06/01/2031	54	60
4.25%, 04/15/2040(d),(e)		25	25	5.00%, 08/01/2040	151	164
Sprint Capital Corp				5.00%, 06/01/2041	59	64
				5.50%, 12/01/2022	10	11
6.88%, 11/15/2028		10	9	5.50%, 05/01/2036	28	31
Sprint Communications Inc				6.00%, 01/01/2029	8	9
6.00%, 11/15/2022		5	5	6.00%, 10/01/2036(e)	17	19
7.00%, 08/15/2020		20	22	6.00%, 08/01/2037	43	49
9.13%, 03/01/2017		3	4	6.00%, 01/01/2038(e)	9	10
Sprint Corp
7.88%, 09/15/2023(d)		5	5	6.00%, 07/01/2038	30	33
				6.50%, 06/01/2017	9	10
Telefonica Emisiones SAU				6.50%, 05/01/2031	3	4
5.46%, 02/16/2021		10	11
7.05%, 06/20/2036		5	6	6.50%, 06/01/2031	9	10
				6.50%, 11/01/2031	4	4
T-Mobile USA Inc				6.50%, 10/01/2035	26	29
6.63%, 04/28/2021		5	5
Verizon Communications Inc				7.00%, 12/01/2027	12	13
				7.50%, 08/01/2030	2	2
3.50%, 11/01/2021		5	5	8.00%, 12/01/2030	38	44
3.65%, 09/14/2018		10	11
5.15%, 09/15/2023		20	22			$944
6.40%, 09/15/2033		75	86	Federal National Mortgage Association (FNMA) - 5.18%
6.55%, 09/15/2043		20	23	2.35%, 07/01/2034(e)	7	7
6.90%, 04/15/2038		10	12	2.49%, 03/01/2035(e)	14	15
			$539	2.50%, 01/01/2029(i)	115	114
				2.51%, 04/01/2037(e)	16	17
Transportation - 0.24%				3.00%, 06/01/2027	218	224
Burlington Northern Santa Fe LLC				3.00%, 01/01/2044(i)	670	636
3.45%, 09/15/2021		25	25
4.45%, 03/15/2043		10	9	3.50%, 10/01/2033	99	101
				3.50%, 03/01/2042	21	21
CSX Corp				3.50%, 06/01/2042	46	46
3.70%, 10/30/2020		15	15
5.50%, 04/15/2041		10	11	3.50%, 02/01/2043	175	171
				3.50%, 04/01/2043	24	24
6.25%, 03/15/2018		15	17	3.50%, 05/01/2043	68	68
Eletson Holdings
9.63%, 01/15/2022(d)		5	5	4.00%, 08/01/2020	10	11
				4.00%, 01/01/2029(i)	100	106
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc				4.00%, 02/01/2031	10	10
8.13%, 11/15/2021(d)		15	15	4.00%, 05/01/2031	20	21
				4.00%, 06/01/2031	24	25
Navios Maritime Holdings Inc / Navios				4.00%, 03/01/2041	38	39
Maritime Finance II US Inc				4.00%, 01/01/2044(i)	310	319
7.38%, 01/15/2022(d)		10	10
				4.50%, 05/01/2040	117	125
Swift Services Holdings Inc				4.50%, 05/01/2040	22	24
10.00%, 11/15/2018		15	17	4.50%, 07/01/2040	22	24
			$124	4.50%, 01/01/2041	19	20
TOTAL BONDS			$10,335	4.50%, 01/01/2041	139	148
SENIOR FLOATING RATE INTERESTS -	Principal			5.50%, 03/01/2034	21	23
0.05%	Amount (000's) Value (000's)			5.50%, 04/01/2035	5	5
Coal- 0.03%				5.50%, 07/01/2038	97	108
Patriot Coal Corp, Term Loan EXIT				5.50%, 05/01/2040	65	72
0.00%, 12/18/2018(e),(h)		$15	$15	5.70%, 02/01/2036(e)	7	7
				6.00%, 02/01/2025	37	41
				6.00%, 11/01/2037	33	36
Electronics - 0.01%				6.00%, 03/01/2038	17	19
Isola USA Corp, Term Loan B				6.50%, 02/01/2032	9	10
9.25%, 11/29/2018(e)		5	5	6.50%, 07/01/2037	6	6
				6.50%, 07/01/2037	6	7
Forest Products & Paper - 0.01%				6.50%, 02/01/2038	7	8
Caraustar Industries Inc, Term Loan B				6.50%, 09/01/2038	14	16
7.50%, 04/26/2019(e)		5	5			$2,674
				Government National Mortgage Association (GNMA) -
TOTAL SENIOR FLOATING RATE INTERESTS			$25	2.51%
				1.63%, 07/20/2034(e)	135	141
				1.63%, 01/20/2035(e)	52	54
				1.63%, 07/20/2035(e)	153	159

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)				Banks (continued)
3.00%, 01/01/2043	75	72		Investment in Joint Trading Account; Merrill	$136	$136
3.00%, 01/01/2043 (i)	$50	$48		Lynch Repurchase Agreement; 0.01%
				dated 12/31/2013 maturing 01/02/2014
3.50%, 05/15/2042	94	95		(collateralized by US Government
3.50%, 10/15/2042	48	48
4.00%, 10/15/2041	77	80		Securities; $138,957; 0.00% - 7.13%; dated
4.00%, 01/01/2042(i)	50	52		01/02/14 - 09/15/39)
4.00%, 07/20/2042	60	63				$429
4.00%, 05/20/2043	23	24		TOTAL REPURCHASE AGREEMENTS		$429
4.50%, 01/20/2040	36	39		Total Investments		$52,495
4.50%, 08/20/2040	70	75		Liabilities in Excess of Other Assets, Net - (1.67)%		$(862)
4.50%, 10/20/2040	27	29		TOTAL NET ASSETS - 100.00%		$51,633
4.50%, 11/15/2040	81	88
5.00%, 02/15/2039	103	114
5.00%, 06/20/2042	29	31		(a) Non-Income Producing Security
				(b) Security is Illiquid
6.00%, 09/20/2026	12	14		(c) Fair value of these investments is determined in good faith by the
6.00%, 01/15/2029	43	48
6.00%, 06/15/2032	2	2		Manager under procedures established and periodically reviewed by the
				Board of Directors. At the end of the period, the fair value of these
7.00%, 05/15/2031	7	9		securities totaled $39 or 0.08% of net assets.
7.00%, 02/20/2032	11	13		(d)	Security exempt from registration under Rule 144A of the Securities Act of
		$1,298		1933. These securities may be resold in transactions exempt from
U.S. Treasury - 7.38%				registration, normally to qualified institutional buyers. Unless otherwise
0.25%, 05/15/2015	15	15		indicated, these securities are not considered illiquid. At the end of the
0.50%, 06/15/2016	570	569		period, the value of these securities totaled $1,443 or 2.79% of net assets.
0.88%, 09/15/2016	175	176		(e) Variable Rate. Rate shown is in effect at December 31, 2013.
0.88%, 04/30/2017	50	50		(f)	Payment in kind; the issuer has the option of paying additional securities
1.00%, 08/31/2016	295	298		in lieu of cash.
1.00%, 10/31/2016	200	202		(g) Security purchased on a when-issued basis.
1.00%, 03/31/2017	200	200		(h)	This Senior Floating Rate Note will settle after December 31, 2013, at
1.00%, 05/31/2018	300	293		which time the interest rate will be determined.
1.25%, 10/31/2015	300	305		(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.25%, 10/31/2018	450	441		Notes to Financial Statements for additional information.
1.50%, 07/31/2016	205	210
2.00%, 02/15/2022	100	95
2.63%, 02/29/2016	350	367		Portfolio Summary (unaudited)
3.13%, 01/31/2017	350	374		Sector		Percent
3.13%, 05/15/2019	45	48
3.13%, 11/15/2041	30	26		Financial		17 .75%
3.13%, 02/15/2042	15	13		Consumer, Non-cyclical		16 .24%
3.63%, 08/15/2043	50	47		Mortgage Securities		11.15%
4.38%, 05/15/2040	75	81		Consumer, Cyclical		10 .84%
				Communications		8.93%
		$3,810		Technology		7.82%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Government		7 .81%
OBLIGATIONS		$8,726		Industrial		7 .77%
	Maturity			Energy		6 .93%
REPURCHASE AGREEMENTS - 0.83%	Amount (000's)	Value(000	's)	Asset Backed Securities		2 .84%
Banks- 0.83%				Basic Materials		1 .89%
Investment in Joint Trading Account; Barclays $	119	$119		Utilities		1 .63%
Bank PLC Repurchase Agreement; 0.01%				Exchange Traded Funds		0 .06%
dated 12/31/2013 maturing 01/02/2014				Diversified		0 .01%
(collateralized by US Government				Liabilities in Excess of Other Assets, Net		(1 .67)%
Securities; $121,587; 0.63% - 0.75%; dated				TOTAL NET ASSETS		100.00%
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	119	119
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $121,587; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	55	55
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $55,583; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes.

Schedule of Investments
Balanced Account
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	1	$89		$92	$3
Total						$3
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	47,588	$—	Automobile Asset Backed Securities (continued)
			AmeriCredit Automobile Receivables Trust
TOTAL COMMON STOCKS		$—	2013-1
PREFERRED STOCKS - 0.12%	Shares Held	Value (000's)	0.49%, 06/08/2016	$1,239	$1,239
			AmeriCredit Automobile Receivables Trust
Banks- 0.12%			2013-5
Ally Financial Inc (d)	200	191	0.55%, 03/08/2017(e)	275	275
BB&T Corp 5.20%	10,000	188	Capital Auto Receivables Asset Trust / Ally
		$379	0.62%, 07/20/2016	300	300
TOTAL PREFERRED STOCKS		$379	0.79%, 06/20/2017	675	674
	Principal		Nissan Auto Lease Trust 2013-B
BONDS- 57.86%	Amount (000's)	Value (000's)	0.44%, 01/15/2016(e)	2,300	2,300
Advertising - 0.05%			Nissan Auto Receivables 2013-A Owner
Interpublic Group of Cos Inc/The			Trust
4.00%, 03/15/2022	$55	$53	0.37%, 09/15/2015	372	372
6.25%, 11/15/2014	100	104	Santander Drive Auto Receivables Trust 2010-
		$157	1
			1.48%, 05/15/2017(d)	75	75
Aerospace & Defense - 0.12%			Santander Drive Auto Receivables Trust 2012-
Air 2 US			2
8.63%, 10/01/2020(c),(d)	46	47	0.91%, 05/15/2015(e)	4	4
Rockwell Collins Inc			Santander Drive Auto Receivables Trust 2012-
0.59%, 12/15/2016(e)	320	320	4
		$367	0.79%, 08/17/2015	78	78
			Santander Drive Auto Receivables Trust 2013-
Agriculture - 0.65%			1
Altria Group Inc			0.48%, 02/16/2016	351	351
2.85%, 08/09/2022	485	447			$6,593
4.00%, 01/31/2024	120	117
4.25%, 08/09/2042	225	192	Automobile Floor Plan Asset Backed Securities - 1.85%
5.38%, 01/31/2044	235	236	Ally Master Owner Trust
Japan Tobacco Inc			0.80%, 05/15/2016(e)	2,100	2,102
2.10%, 07/23/2018(d)	215	214	1.04%, 01/15/2016(e)	940	940
Philip Morris International Inc			1.81%, 05/15/2016(e)	1,000	1,005
1.88%, 01/15/2019	310	303	GE Dealer Floorplan Master Note Trust
4.13%, 03/04/2043	125	110	0.77%, 07/20/2016(e)	1,000	1,002
4.88%, 11/15/2043	300	297	Nissan Master Owner Trust Receivables
6.38%, 05/16/2038	5	6	0.64%, 05/15/2017(e)	785	787
Pinnacle Operating Corp					$5,836
9.00%, 11/15/2020(d)	113	120
		$2,042	Automobile Manufacturers - 1.08%
			Daimler Finance North America LLC
Airlines - 0.08%			1.25%, 01/11/2016(d)	305	305
US Airways 2001-1G Pass Through Trust			1.30%, 07/31/2015(d)	495	498
7.08%, 09/20/2022	48	52	1.45%, 08/01/2016(d)	450	453
US Airways 2013-1 Class A Pass Through			2.38%, 08/01/2018(d)	410	409
Trust			Ford Motor Co
3.95%, 11/15/2025(c)	210	204	4.75%, 01/15/2043	275	248
		$256	7.40%, 11/01/2046	175	209
			General Motors Co
Apparel - 0.02%			3.50%, 10/02/2018(d)	280	286
Quiksilver Inc / QS Wholesale Inc			Jaguar Land Rover Automotive PLC
7.88%, 08/01/2018(d)	5	6	4.13%, 12/15/2018(d)	200	201
10.00%, 08/01/2020	40	45	5.63%, 02/01/2023(d)	150	150
		$51	Navistar International Corp
Automobile Asset Backed Securities - 2.08%			8.25%, 11/01/2021	155	161
Ally Auto Receivables Trust 2011-5			Volkswagen International Finance NV
0.99%, 11/16/2015(e)	299	300	1.13%, 11/18/2016(d)	235	234
AmeriCredit Automobile Receivables Trust			1.60%, 11/20/2017(d)	270	267
2012-1					$3,421
0.91%, 10/08/2015(e)	48	48
			Automobile Parts & Equipment - 0.17%
AmeriCredit Automobile Receivables Trust			Dana Holding Corp
2012-2			5.38%, 09/15/2021	30	30
0.76%, 10/08/2015	93	93	6.00%, 09/15/2023	60	60
AmeriCredit Automobile Receivables Trust			Gajah Tunggal Tbk PT
2012-3			7.75%, 02/06/2018(d)	250	245
0.71%, 12/08/2015(e)	231	231
			Schaeffler Holding Finance BV
AmeriCredit Automobile Receivables Trust			6.88%, PIK 7.63%, 08/15/2018 (d),(f)	200	212
2012-5					$547
0.51%, 01/08/2016	254	253

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Banks- 7.80%			Banks (continued)
Abbey National Treasury Services			Regions Financial Corp
PLC/London			5.75%, 06/15/2015	$890	$948
3.05%, 08/23/2018	$470	$483	Royal Bank of Scotland Group PLC
Ally Financial Inc			6.00%, 12/19/2023	2,125	2,140
8.00%, 03/15/2020	100	120	Russian Agricultural Bank OJSC Via RSHB
Associated Banc-Corp			Capital SA
5.13%, 03/28/2016	955	1,021	5.10%, 07/25/2018(d)	225	229
Bancolombia SA			State Street Corp
5.95%, 06/03/2021	100	104	3.10%, 05/15/2023	395	367
Bank of America Corp			Sumitomo Mitsui Banking Corp
1.28%, 01/15/2019(e)	690	695	1.45%, 07/19/2016	250	251
4.10%, 07/24/2023	385	387	UBS AG/Stamford CT
Bank of New York Mellon Corp/The			7.63%, 08/17/2022	250	286
4.50%, 12/29/2049(e)	175	159	Vnesheconombank Via VEB Finance PLC
Bank of Tokyo-Mitsubishi UFJ Ltd/The			5.94%, 11/21/2023(d)	300	299
1.55%, 09/09/2016(d)	405	409	VTB Bank OJSC Via VTB Capital SA
2.70%, 09/09/2018(d)	200	202	6.88%, 05/29/2018	125	136
Barclays PLC					$24,648
8.25%, 12/29/2049(e)	440	454
BBVA Banco Continental SA			Beverages - 1.73%
5.00%, 08/26/2022(d)	150	150	Ajecorp BV
BBVA Bancomer SA/Texas			6.50%, 05/14/2022	250	248
6.75%, 09/30/2022(d)	505	538	Anadolu Efes Biracilik Ve Malt Sanayii AS
			3.38%, 11/01/2022(d)	200	159
BBVA US Senior SAU
4.66%, 10/09/2015	670	704	Anheuser-Busch InBev Worldwide Inc
BNP Paribas SA			1.38%, 07/15/2017	190	190
2.40%, 12/12/2018	295	295	2.50%, 07/15/2022	205	190
BPCE SA			7.75%, 01/15/2019	150	187
5.70%, 10/22/2023(d)	925	953	Coca-Cola Co/The
Citigroup Inc			3.20%, 11/01/2023	275	265
4.05%, 07/30/2022	310	307	Coca-Cola Femsa SAB de CV
5.38%, 08/09/2020	120	137	2.38%, 11/26/2018	500	496
5.50%, 09/13/2025	500	527	Coca-Cola Icecek AS
			4.75%, 10/01/2018(d)	250	254
City National Corp/CA
5.25%, 09/15/2020	515	552	Constellation Brands Inc
Commonwealth Bank of Australia/New York			3.75%, 05/01/2021	60	56
NY			4.25%, 05/01/2023	85	79
2.50%, 09/20/2018	310	313	Corp Lindley SA
			4.63%, 04/12/2023(d)	275	254
Cooperatieve Centrale Raiffeisen-			6.75%, 11/23/2021(d)	100	106
Boerenleenbank BA/Netherlands
11.00%, 12/29/2049(d),(e)	281	372	6.75%, 11/23/2021	250	264
Credit Suisse Group AG			Pernod Ricard SA
7.50%, 12/11/2049(d),(e)	730	771	4.45%, 01/15/2022(d)	620	627
			5.75%, 04/07/2021(d)	810	893
Goldman Sachs Group Inc/The			SABMiller Holdings Inc
3.63%, 02/07/2016	295	310	2.20%, 08/01/2018 (d)	375	374
5.38%, 03/15/2020	640	712	2.45%, 01/15/2017(d)	420	430
6.00%, 06/15/2020	305	350	3.75%, 01/15/2022(d)	385	386
6.45%, 05/01/2036	170	182
6.75%, 10/01/2037	195	217			$5,458
HBOS Capital Funding LP			Biotechnology - 0.67%
6.07%, 06/29/2049(d),(e)	65	65	Amgen Inc
ING Bank NV			5.15%, 11/15/2041	325	324
5.80%, 09/25/2023(d)	1,465	1,532	5.38%, 05/15/2043	335	344
Intesa Sanpaolo SpA			Celgene Corp
3.13%, 01/15/2016	1,365	1,391	1.90%, 08/15/2017	185	184
3.88%, 01/15/2019	1,565	1,556	3.25%, 08/15/2022	170	161
JP Morgan Chase & Co			4.00%, 08/15/2023	615	605
1.14%, 01/25/2018(e)	85	86	5.25%, 08/15/2043	115	116
3.25%, 09/23/2022	275	264	Genzyme Corp
LBG Capital No.1 PLC			5.00%, 06/15/2020	230	255
8.00%, 12/29/2049(d),(e)	140	149	Gilead Sciences Inc
Morgan Stanley			3.05%, 12/01/2016	135	143
1.52%, 04/25/2018(e)	575	583			$2,132
1.75%, 02/25/2016	230	233
3.75%, 02/25/2023	545	530	Building Materials - 0.18%
4.88%, 11/01/2022	80	82	Boise Cascade Co
5.00%, 11/24/2025	775	777	6.38%, 11/01/2020	55	58
5.50%, 07/24/2020	1,180	1,320	Cemex Espana Luxembourg
			9.25%, 05/12/2020(e)	100	110

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Building Materials (continued)			Consumer Products (continued)
CRH America Inc			Reynolds Group Issuer Inc / Reynolds Group
8.13%, 07/15/2018	$185	$227	Issuer LLC / Reynolds Group Issuer
Norbord Inc			(Luxembourg) S.A. (continued)
5.38%, 12/01/2020(d)	85	84	9.88%, 08/15/2019	$40		$44
Owens Corning						$622
4.20%, 12/15/2022	90	86
		$565	Credit Card Asset Backed Securities - 0.51%
			Citibank Omni Master Trust
Chemicals - 0.51%			2.92%, 08/15/2018(d),(e)	600		609
Axiall Corp			Discover Card Execution Note Trust
4.88%, 05/15/2023(d)	20	19	0.37%, 01/16/2018(e)	1,000		1,000
Cornerstone Chemical Co						$1,609
9.38%, 03/15/2018(d)	40	42
9.38%, 03/15/2018	30	32	Distribution & Wholesale - 0.04%
Dow Chemical Co/The			HD Supply Inc
7.38%, 11/01/2029	75	96	7.50%, 07/15/2020	111		120
Eagle Spinco Inc
4.63%, 02/15/2021(d)	100	98	Diversified Financial Services - 1.97%
Mexichem SAB de CV			Aircastle Ltd
4.88%, 09/19/2022(d)	200	196	4.63%, 12/15/2018	55		55
4.88%, 09/19/2022	250	245	7.63%, 04/15/2020	45		51
Mosaic Co/The			9.75%, 08/01/2018	65		71
5.45%, 11/15/2033	260	265	American Honda Finance Corp
5.63%, 11/15/2043	190	193	2.13%, 10/10/2018	380		378
NOVA Chemicals Corp			Credit Acceptance Corp
5.25%, 08/01/2023(d)	55	57	9.13%, 02/01/2017	230		241
Taminco Global Chemical Corp			Denali Borrower LLC / Denali Finance Corp
9.75%, 03/31/2020(d)	335	380	5.63%, 10/15/2020(d)	235		233
		$1,623	DTEK Finance PLC
			7.88%, 04/04/2018(d)	200		185
Commercial Services - 0.13%			Ford Motor Credit Co LLC
BakerCorp International Inc			1.70%, 05/09/2016	335		339
8.25%, 06/01/2019	70	70
ERAC USA Finance LLC			5.88%, 08/02/2021	285		323
2.75%, 03/15/2017(d)	155	159	8.00%, 12/15/2016	335		396
3.30%, 10/15/2022(d)	50	47	General Electric Capital Corp
			1.60%, 11/20/2017	460		457
Igloo Holdings Corp			5.25%, 06/29/2049(e)	400		376
8.25%, PIK 9.00%, 12/15/2017 (d),(f)	60	60
			6.25%, 12/15/2049(e)	400		413
TMS International Corp
7.63%, 10/15/2021(d)	70	74	General Motors Financial Co Inc
			3.25%, 05/15/2018(d)	125		125
		$410	Icahn Enterprises LP / Icahn Enterprises
Computers - 0.53%			Finance Corp
Affiliated Computer Services Inc			8.00%, 01/15/2018	220		229
5.20%, 06/01/2015	470	496	International Lease Finance Corp
Apple Inc			6.25%, 05/15/2019	125		135
1.00%, 05/03/2018	65	63	8.62%, 09/15/2015(e)	80		89
3.85%, 05/04/2043	110	92	John Deere Capital Corp
Compiler Finance Sub Inc			0.88%, 04/17/2015	105		106
7.00%, 05/01/2021(d)	125	124	Merrill Lynch & Co Inc
Hewlett-Packard Co			6.88%, 04/25/2018	705		834
3.00%, 09/15/2016	75	78	MPH Intermediate Holding Co 2
NCR Corp			8.38%, PIK 9.13%, 08/01/2018 (d),(f)	115		120
4.63%, 02/15/2021	172	165	National Rural Utilities Cooperative Finance
NCR Escrow Corp			Corp
5.88%, 12/15/2021(d)	55	56	4.75%, 04/30/2043(e)	125		116
Seagate HDD Cayman			SquareTwo Financial Corp
3.75%, 11/15/2018(d)	290	293	11.63%, 04/01/2017	135		140
4.75%, 06/01/2023(d)	115	107	Vesey Street Investment Trust I
6.88%, 05/01/2020	165	178	4.40%, 09/01/2016(e)	765		821
Spansion LLC						$6,233

7.88%, 11/15/2017	20	21	Electric - 2.25%
		$1,673	Alabama Power Co
Consumer Products - 0.20%			3.85%, 12/01/2042	125		107
Reynolds Group Issuer Inc / Reynolds Group			Baltimore Gas & Electric Co
Issuer LLC / Reynolds Group Issuer			2.80%, 08/15/2022	220		205
(Luxembourg) S.A.			CMS Energy Corp
7.13%, 04/15/2019	335	357	4.70%, 03/31/2043	135		126
7.88%, 08/15/2019	200	221	5.05%, 03/15/2022	155		167

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)

Electric (continued)				Engineering & Construction (continued)
Commonwealth Edison Co				Weekley Homes LLC / Weekley Finance
3.80%, 10/01/2042	$115	$98		Corp
4.60%, 08/15/2043	200	194		6.00%, 02/01/2023(d)	$45	$43
Dominion Gas Holdings LLC						$295
4.80%, 11/01/2043(d)	115	111
DTE Energy Co				Entertainment - 0.23%
6.38%, 04/15/2033	435	494		Cinemark USA Inc
Duke Energy Carolinas LLC				4.88%, 06/01/2023	115	108
4.00%, 09/30/2042	320	289		DreamWorks Animation SKG Inc
				6.88%, 08/15/2020(d)	115	122
Dynegy Inc
5.88%, 06/01/2023(d)	90	85		Peninsula Gaming LLC / Peninsula Gaming
Edison International				Corp
				8.38%, 02/15/2018(d)	130	142
3.75%, 09/15/2017	160	168
Elwood Energy LLC				Regal Entertainment Group
8.16%, 07/05/2026	153	164		5.75%, 02/01/2025	30	28
Energy Future Intermediate Holding Co LLC /				9.13%, 08/15/2018	99	107
EFIH Finance Inc				WMG Acquisition Corp
12.25%, 03/01/2022(d),(e)	310	364		6.00%, 01/15/2021(d)	44	46
FirstEnergy Corp				11.50%, 10/01/2018	90	104
7.38%, 11/15/2031	235	255		WMG Holdings Corp
Florida Power & Light Co				13.75%, 10/01/2019	60	71
4.05%, 06/01/2042	245	224				$728
4.13%, 02/01/2042	120	111		Environmental Control - 0.22%
Indiantown Cogeneration LP				Republic Services Inc
9.77%, 12/15/2020	109	119		3.80%, 05/15/2018	400	424
Mirant Mid Atlantic Pass Through Trust C				Waste Management Inc
10.06%, 12/30/2028	399	423		7.75%, 05/15/2032	200	260
Northern States Power Co/MN						$684
3.40%, 08/15/2042	40	32
NRG Energy Inc			Food	- 0.89%
8.25%, 09/01/2020	125	138		Alicorp SAA
Oncor Electric Delivery Co LLC				3.88%, 03/20/2023(d)	450	405
5.25%, 09/30/2040	160	165		ConAgra Foods Inc
Pacific Gas & Electric Co				1.30%, 01/25/2016	50	50
4.45%, 04/15/2042	105	99		Ingles Markets Inc
5.13%, 11/15/2043	235	243		5.75%, 06/15/2023	120	118
PacifiCorp				Kraft Foods Group Inc
3.85%, 06/15/2021	150	155		6.13%, 08/23/2018	445	519
4.10%, 02/01/2042	120	108		6.50%, 02/09/2040	210	245
PPL Electric Utilities Corp				Kroger Co/The
3.00%, 09/15/2021	80	79		3.85%, 08/01/2023	195	192
4.75%, 07/15/2043	115	115		5.15%, 08/01/2043	90	88
PPL WEM Holdings PLC				Mondelez International Inc
3.90%, 05/01/2016(d)	390	408		6.50%, 11/01/2031	120	136
Public Service Co of Colorado				Pinnacle Foods Finance LLC / Pinnacle Foods
4.75%, 08/15/2041	250	253		Finance Corp
Public Service Electric & Gas Co				4.88%, 05/01/2021(d)	40	38
2.30%, 09/15/2018	400	403		Sun Merger Sub Inc
3.65%, 09/01/2042	55	46		5.25%, 08/01/2018(d)	40	42
Puget Energy Inc				5.88%, 08/01/2021(d)	60	61
5.63%, 07/15/2022	115	125		WM Wrigley Jr Co
6.00%, 09/01/2021	340	380		2.40%, 10/21/2018(d)	235	233
San Diego Gas & Electric Co				3.38%, 10/21/2020(d)	700	692
4.30%, 04/01/2042	125	119				$2,819
Southern California Edison Co				Forest Products & Paper - 0.10%
4.05%, 03/15/2042	260	235		Resolute Forest Products Inc
Virginia Electric and Power Co				5.88%, 05/15/2023(d)	110	102
4.00%, 01/15/2043	65	58		Sappi Papier Holding GmbH
4.65%, 08/15/2043	235	234		7.50%, 06/15/2032(d)	155	120
		$7,099		Verso Paper Holdings LLC / Verso Paper Inc
Electronics - 0.06%				11.75%, 01/15/2019	95	101
Viasystems Inc						$323
7.88%, 05/01/2019(d)	185	200
			Gas	- 0.05%
				Sempra Energy
Engineering & Construction - 0.09%				2.88%, 10/01/2022	175	161
Odebrecht Offshore Drilling Finance Ltd
6.75%, 10/01/2022(d)	246	252

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Healthcare - Products - 0.13%			Insurance (continued)
ConvaTec Finance International SA			American International Group Inc
8.25%, PIK 9.00%, 01/15/2019(d),(f)	$200	$205	(continued)
Universal Hospital Services Inc			6.40%, 12/15/2020	$650	$768
7.63%, 08/15/2020	200	211	8.18%, 05/15/2068	120	145
		$416	CNO Financial Group Inc
			6.38%, 10/01/2020(d)	40	43
Healthcare - Services - 0.43%			Fidelity & Guaranty Life Holdings Inc
Centene Corp			6.38%, 04/01/2021(d)	60	63
5.75%, 06/01/2017	135	144	Five Corners Funding Trust
Fresenius Medical Care US Finance II Inc			4.42%, 11/15/2023(d)	1,065	1,050
5.88%, 01/31/2022(d)	85	90
Fresenius Medical Care US Finance Inc			ING US Inc
6.50%, 09/15/2018 (d)	55	62	2.90%, 02/15/2018	550	563
			5.50%, 07/15/2022	250	272
HCA Inc			5.65%, 05/15/2053(e)	705	686
4.75%, 05/01/2023	295	277	Liberty Mutual Group Inc
8.50%, 04/15/2019	155	164	4.25%, 06/15/2023(d)	255	246
LifePoint Hospitals Inc			5.00%, 06/01/2021(d)	320	336
5.50%, 12/01/2021(d)	75	75	7.00%, 03/15/2037(d),(e)	215	221
Radnet Management Inc			MetLife Capital Trust IV
10.38%, 04/01/2018	130	130	7.88%, 12/15/2067(d)	260	298
Ventas Realty LP			MetLife Inc
1.55%, 09/26/2016	315	317	4.88%, 11/13/2043	375	368
WellCare Health Plans Inc			Metropolitan Life Global Funding I
5.75%, 11/15/2020	105	107	1.88%, 06/22/2018(d)	195	191
		$1,366	XL Group PLC
Holding Companies - Diversified - 0.12%			6.50%, 12/31/2049(e)	70	69
Alphabet Holding Co Inc					$6,476
7.75%, PIK 8.50%, 11/01/2017 (d),(f)	65	67
Nielsen Co Luxembourg SARL/The			Internet - 0.13%
5.50%, 10/01/2021 (d)	115	117	Equinix Inc
Tenedora Nemak SA de CV			4.88%, 04/01/2020	35	35
5.50%, 02/28/2023 (d)	200	196	5.38%, 04/01/2023	115	112
			Zayo Group LLC / Zayo Capital Inc
		$380	8.13%, 01/01/2020	65	71
Home Builders - 0.23%			10.13%, 07/01/2020	175	202
Ashton Woods USA LLC / Ashton Woods					$420
Finance Co			Iron & Steel - 0.52%
6.88%, 02/15/2021(d)	55	54
			AK Steel Corp
Lennar Corp			8.38%, 04/01/2022	40	40
4.13%, 12/01/2018	115	116	ArcelorMittal
4.75%, 11/15/2022(e)	145	134
			7.50%, 10/15/2039	345	339
MDC Holdings Inc			BlueScope Steel Finance Ltd/BlueScope Steel
6.00%, 01/15/2043	155	134	Finance USA LLC
Standard Pacific Corp			7.13%, 05/01/2018(d)	60	63
6.25%, 12/15/2021	60	63	Commercial Metals Co
WCI Communities Inc			4.88%, 05/15/2023	110	102
6.88%, 08/15/2021(d)	150	149
			Evraz Group SA
Woodside Homes Co LLC / Woodside Homes			6.50%, 04/22/2020(d)	200	186
Finance Inc			Glencore Funding LLC
6.75%, 12/15/2021(d)	85	85	1.70%, 05/27/2016(d)	610	611
		$735	Samarco Mineracao SA
Home Equity Asset Backed Securities - 0.07%			4.13%, 11/01/2022(d)	350	315
New Century Home Equity Loan Trust 2005-					$1,656
1			Lodging - 0.26%
0.74%, 03/25/2035(e)	25	24
Saxon Asset Securities Trust 2004-1			Caesars Entertainment Operating Co Inc
1.86%, 03/25/2035 (e)	127	68	11.25%, 06/01/2017	230	234
			MGM Resorts International
Specialty Underwriting & Residential Finance			6.63%, 12/15/2021	30	32
Trust Series 2004-BC1			10.00%, 11/01/2016	100	120
0.93%, 02/25/2035(e)	123	116
			Wyndham Worldwide Corp
		$208	2.50%, 03/01/2018	425	423
Insurance - 2.05%					$809
Allstate Corp/The			Machinery - Construction & Mining - 0.06%
5.75%, 08/15/2053(e)	140	141
			Ferreycorp SAA
American International Group Inc			4.88%, 04/26/2020(d)	200	187
3.38%, 08/15/2020	550	553
3.80%, 03/22/2017	235	251
5.45%, 05/18/2017	190	212

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Media- 2.32%			Mining (continued)
21st Century Fox America Inc			FMG Resources August 2006 Pty Ltd
3.00%, 09/15/2022	$460	$432	6.88%, 02/01/2018(d)	$55	$58
5.40%, 10/01/2043(d)	415	420	6.88%, 04/01/2022(d)	30	33
Cablevision Systems Corp			8.25%, 11/01/2019(d)	130	146
8.00%, 04/15/2020	170	190	Freeport-McMoRan Copper & Gold Inc
CBS Corp			3.10%, 03/15/2020	740	719
3.38%, 03/01/2022	260	248	5.45%, 03/15/2043	135	129
4.85%, 07/01/2042	215	194	Midwest Vanadium Pty Ltd
5.75%, 04/15/2020	380	426	11.50%, 02/15/2018(d)	110	91
7.88%, 07/30/2030	25	31	MMC Norilsk Nickel OJSC via MMC Finance
Comcast Corp			Ltd
5.65%, 06/15/2035	240	256	5.55%, 10/28/2020(d)	250	249
6.40%, 05/15/2038	105	121	Newmont Mining Corp
CSC Holdings LLC			4.88%, 03/15/2042	90	67
6.75%, 11/15/2021	45	48	Rio Tinto Finance USA PLC
Cumulus Media Holdings Inc			2.00%, 03/22/2017	230	231
7.75%, 05/01/2019	140	148	4.75%, 03/22/2042	50	49
DIRECTV Holdings LLC / DIRECTV			St Barbara Ltd
Financing Co Inc			8.88%, 04/15/2018(d)	200	165
3.80%, 03/15/2022	135	130	Teck Resources Ltd
5.00%, 03/01/2021	290	305	3.75%, 02/01/2023	285	265
6.00%, 08/15/2040	110	109	5.20%, 03/01/2042	90	79
DISH DBS Corp			Volcan Cia Minera SAA
5.88%, 07/15/2022	160	160	5.38%, 02/02/2022(d)	38	35
6.75%, 06/01/2021	225	238	5.38%, 02/02/2022	75	69
7.88%, 09/01/2019	274	314	Xstrata Finance Canada Ltd
Grupo Televisa SAB			2.05%, 10/23/2015(d),(e)	270	273
6.63%, 01/15/2040	250	265	2.45%, 10/25/2017(d)	185	187
NBCUniversal Enterprise Inc					$4,161
0.93%, 04/15/2018(d),(e)	195	196
1.66%, 04/15/2018(d)	485	474	Miscellaneous Manufacturing - 0.50%
NBCUniversal Media LLC			GE Capital Trust I
2.88%, 01/15/2023	120	111	6.38%, 11/15/2067	150	162
4.45%, 01/15/2043	90	81	Ingersoll-Rand Global Holding Co Ltd
			2.88%, 01/15/2019(d)	150	148
5.15%, 04/30/2020	390	436
6.40%, 04/30/2040	180	207	Textron Inc
RCN Telecom Services LLC / RCN Capital			6.20%, 03/15/2015	365	387
Corp			Tyco Electronics Group SA
8.50%, 08/15/2020(d)	95	96	1.60%, 02/03/2015	205	207
Time Warner Cable Inc			2.38%, 12/17/2018	100	99
5.88%, 11/15/2040	95	82	3.50%, 02/03/2022	580	551
Time Warner Inc			7.13%, 10/01/2037	20	23
6.25%, 03/29/2041	450	500			$1,577
7.63%, 04/15/2031	135	171	Mortgage Backed Securities - 5.47%
Univision Communications Inc			Banc of America Commercial Mortgage Trust
6.88%, 05/15/2019(d)	45	48	2006-3
8.50%, 05/15/2021(d)	180	198	5.89%, 07/10/2044	209	227
Viacom Inc			Banc of America Commercial Mortgage Trust
4.38%, 03/15/2043	402	339	2007-3
5.85%, 09/01/2043	80	84	0.45%, 06/10/2049(d),(e)	300	287
WideOpenWest Finance LLC /			BB-UBS Trust
WideOpenWest Capital Corp			2.89%, 06/05/2030(d),(e)	350	330
13.38%, 10/15/2019	245	284	BCRR Trust 2009-1
		$7,342	5.86%, 07/17/2040(d)	220	238
Metal Fabrication & Hardware - 0.01%			CD 2006-CD3 Mortgage Trust
Wise Metals Group LLC / Wise Alloys			5.62%, 10/15/2048	505	550
Finance Corp			COMM 2006-C7 Mortgage Trust
8.75%, 12/15/2018(d)	25	26	5.75%, 06/10/2046(e)	160	174
			COMM 2007-C9 Mortgage Trust
			5.80%, 12/10/2049(e)	1,000	952
Mining - 1.32%			Credit Suisse Commercial Mortgage Trust
Barrick Gold Corp			Series 2006-C5
4.10%, 05/01/2023	175	158	0.21%, 12/15/2039(e)	3,014	53
BHP Billiton Finance USA Ltd			Credit Suisse Commercial Mortgage Trust
2.05%, 09/30/2018	700	700	Series 2007-C3
5.00%, 09/30/2043	255	259	5.68%, 06/15/2039(e)	377	414
Corp Nacional del Cobre de Chile			Credit Suisse Commercial Mortgage Trust
4.50%, 08/13/2023(d)	200	199	Series 2007-C4
			5.76%, 09/15/2039(e)	297	297

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

		Principal				Principal
	BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)

	Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
	Credit Suisse First Boston Mortgage Securities			Morgan Stanley Capital I Trust 2007-HQ12
	Corp			5.60%, 04/12/2049(e)		$225	$247
	0.76%, 11/15/2037(d),(e)	$9,361	$49	5.60%, 04/12/2049(e)		1,252	1,268
	0.86%, 01/15/2037(d),(e)	2,172	23	Morgan Stanley Capital I Trust 2007-IQ13
	4.77%, 07/15/2037	335	345	5.36%, 03/15/2044(e)		105	116
	CSMC Series 2009-RR1			Morgan Stanley Reremic Trust
	5.38%, 02/15/2040(d)	385	418	4.97%, 04/16/2040(d)		525	537
	CSMC Series 2009-RR3			MSBAM Commercial Mortgage Securities
	5.34%, 12/15/2043(d),(e)	340	370	Trust 2012-CKSV
	Fannie Mae REMIC Trust 2005-W2			1.15%, 10/15/2022(d),(e)		3,822	294
	0.36%, 05/25/2035(e)	191	189	3.28%, 10/15/2022(d)		505	463
	Fannie Mae REMICS			RBSCF Trust 2009-RR1
	2.25%, 07/25/2040	567	546	5.76%, 09/17/2039(d),(e)		150	152
	3.50%, 09/25/2027(e)	971	143	Residential Asset Securitization Trust 2004-
	3.50%, 11/25/2027(e)	523	77	A10
	3.50%, 07/25/2028(e)	1,015	143	5.50%, 02/25/2035		89	91
	3.50%, 07/25/2040	396	404	UBS Commercial Mortgage Trust 2012-C1
	6.34%, 03/25/2022(e)	188	22	3.40%, 05/10/2045(e)		150	148
	6.59%, 11/25/2036(e)	626	103	UBS-Barclays Commercial Mortgage Trust
	6.94%, 09/25/2031(e)	16	—	2012	-C3
	FHLMC Multifamily Structured Pass Through			3.09%, 08/10/2049(e)		255	244
	Certificates			UBS-Barclays Commercial Mortgage Trust
	2.22%, 12/25/2018(e)	100	100	2012	-C4
	2.70%, 05/25/2018	500	517	1.88%, 12/10/2045(d),(e)		1,483	166
	Freddie Mac REMICS			UBS-Barclays Commercial Mortgage Trust
	0.62%, 06/15/2023(e)	29	29	2013	-C5
	0.77%, 08/15/2018(e)	194	196	3.18%, 03/10/2046(e)		335	320
	2.75%, 03/15/2041	293	292	4.09%, 03/10/2046(d),(e)		175	144
	3.00%, 10/15/2027(e)	313	46	Wachovia Bank Commercial Mortgage Trust
	3.00%, 05/15/2028(e)	1,179	135	Series 2007-C30
	3.50%, 10/15/2027(e)	593	85	0.00%, 12/15/2043(a)		250	108
	4.00%, 11/15/2025(e)	2,230	301	Washington Mutual Mortgage Pass-Through
	6.53%, 09/15/2026(e)	679	125	Certificates WMALT Series 2006-AR1 Trust
	6.88%, 07/15/2031(e)	474	15	0.41%, 02/25/2036(e)		156	115
	GE Commercial Mortgage Corp Series 2007-						$17,287
	C1 Trust
	0.16%, 12/10/2049(e)	14,835	9	Office & Business Equipment - 0.03%
	Ginnie Mae			Xerox Corp
	5.23%, 05/20/2041(e)	962	147	2.95%, 03/15/2017		80	82
	GS Mortgage Securities Trust 2012-GCJ7			6.75%, 02/01/2017		10	12
	2.60%, 05/10/2045(e)	2,938	379				$94
	GS Mortgage Securities Trust 2013-GCJ12			Oil & Gas - 4.42%
	3.78%, 06/10/2046(e)	250	235	Afren PLC
	HomeBanc Mortgage Trust 2005-5			6.63%, 12/09/2020(d)		300	300
	0.50%, 01/25/2036(e)	833	672	Anadarko Petroleum Corp
	JP Morgan Chase Commercial Mortgage			5.95%, 09/15/2016		415	462
	Securities Corp			6.45%, 09/15/2036		15	17
	1.95%, 12/15/2047(e)	3,973	415	Antero Resources Finance Corp
	JP Morgan Chase Commercial Mortgage			5.38%, 11/01/2021(d)		85	86
	Securities Trust 2004-LN2			BP Capital Markets PLC
	5.12%, 07/15/2041	210	212	2.24%, 09/26/2018		235	236
	JP Morgan Chase Commercial Mortgage			BreitBurn Energy Partners LP / BreitBurn
	Securities Trust 2006-CIBC17			Finance Corp
	5.43%, 12/12/2043	370	400	7.88%, 04/15/2022		60	62
	JP Morgan Chase Commercial Mortgage			Carrizo Oil & Gas Inc
	Securities Trust 2011-C5			7.50%, 09/15/2020		125	137
	3.15%, 08/15/2046	350	365	8.63%, 10/15/2018		120	130
	JP Morgan Chase Commercial Mortgage			Chaparral Energy Inc
	Securities Trust 2013-C16			7.63%, 11/15/2022		45	48
	1.39%, 12/15/2046(e)	12,490	931	9.88%, 10/01/2020		90	102
LB	-UBS Commercial Mortgage Trust 2005-			Chesapeake Energy Corp
	C7			5.75%, 03/15/2023		110	113
	5.32%, 11/15/2040	350	370	6.13%, 02/15/2021		95	102
LB	-UBS Commercial Mortgage Trust 2007-			Chevron Corp
	C1			1.72%, 06/24/2018		240	239
	0.41%, 02/15/2040(e)	17,351	234	CNOOC Finance 2013 Ltd
LB	-UBS Commercial Mortgage Trust 2007-			3.00%, 05/09/2023		350	313
	C2			Concho Resources Inc
	5.43%, 02/15/2040	282	310	7.00%, 01/15/2021		70	77

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Oil & Gas (continued)			Oil & Gas (continued)
ConocoPhillips			RKI Exploration & Production LLC / RKI
5.75%, 02/01/2019	$130	$150	Finance Corp
Continental Resources Inc/OK			8.50%, 08/01/2021(d)	$118	$124
4.50%, 04/15/2023	1,015	1,029	Rosneft Oil Co via Rosneft International
5.00%, 09/15/2022	250	260	Finance Ltd
Devon Energy Corp			4.20%, 03/06/2022(d)	250	229
2.25%, 12/15/2018	680	673	Rowan Cos Inc
3.25%, 05/15/2022	195	186	5.00%, 09/01/2017	410	444
Diamond Offshore Drilling Inc			Seadrill Ltd
4.88%, 11/01/2043	195	191	5.63%, 09/15/2017(d)	220	228
Dolphin Energy Ltd			Sibur Securities Ltd
5.50%, 12/15/2021	250	273	3.91%, 01/31/2018(d)	400	390
Ecopetrol SA			Statoil ASA
5.88%, 09/18/2023	400	422	1.20%, 01/17/2018	245	239
Encana Corp			Talisman Energy Inc
5.15%, 11/15/2041	150	141	5.50%, 05/15/2042	60	57
EP Energy LLC / EP Energy Finance Inc			Total Capital International SA
9.38%, 05/01/2020	105	121	1.50%, 02/17/2017	260	260
GeoPark Latin America Ltd Agencia en Chile			1.55%, 06/28/2017	45	45
7.50%, 02/11/2020(d)	200	203	Total Capital SA
GS Caltex Corp			2.13%, 08/10/2018	10	10
3.25%, 10/01/2018(d)	250	251	Transocean Inc
Halcon Resources Corp			2.50%, 10/15/2017	5	5
8.88%, 05/15/2021	120	121	6.38%, 12/15/2021	25	28
9.25%, 02/15/2022(d)	50	51	6.50%, 11/15/2020	1,175	1,342
9.75%, 07/15/2020	15	16	6.80%, 03/15/2038	90	100
9.75%, 07/15/2020(d)	35	36			$13,974
KazMunayGas National Co JSC
4.40%, 04/30/2023(d)	350	325	Oil & Gas Services - 0.52%
7.00%, 05/05/2020	130	146	Basic Energy Services Inc
Kerr-McGee Corp			7.75%, 02/15/2019	60	63
6.95%, 07/01/2024	125	145	Cameron International Corp
7.88%, 09/15/2031	255	319	1.15%, 12/15/2016	235	234
Kodiak Oil & Gas Corp			4.00%, 12/15/2023	55	54
5.50%, 01/15/2021(d)	115	114	4.50%, 06/01/2021	55	57
5.50%, 02/01/2022(d)	40	40	6.38%, 07/15/2018	380	442
8.13%, 12/01/2019	90	100	Halliburton Co
Linn Energy LLC / Linn Energy Finance			4.75%, 08/01/2043	55	54
Corp			Hornbeck Offshore Services Inc
7.00%, 11/01/2019(d),(e)	80	81	5.00%, 03/01/2021	65	64
Nabors Industries Inc			Key Energy Services Inc
2.35%, 09/15/2016(d)	170	172	6.75%, 03/01/2021	100	103
National JSC Naftogaz of Ukraine			Weatherford International LLC
9.50%, 09/30/2014	100	100	6.35%, 06/15/2017	125	141
Oasis Petroleum Inc			Weatherford International Ltd/Bermuda
6.50%, 11/01/2021	65	70	4.50%, 04/15/2022	175	176
6.88%, 03/15/2022(d)	45	48	5.95%, 04/15/2042	115	115
6.88%, 01/15/2023	140	149	6.50%, 08/01/2036	150	157
Pacific Drilling SA					$1,660
5.38%, 06/01/2020(d)	150	151	Other Asset Backed Securities - 1.93%
Pacific Rubiales Energy Corp			CNH Equipment Trust
5.13%, 03/28/2023(d)	250	229	0.49%, 03/15/2017	500	500
7.25%, 12/12/2021(d)	175	185	Countrywide Asset-Backed Certificates
7.25%, 12/12/2021(d)	200	212	0.41%, 03/25/2036(e)	386	278
PDC Energy Inc			0.68%, 06/25/2035(e)	119	118
7.75%, 10/15/2022	170	184	GE Dealer Floorplan Master Note Trust
Petrobras Global Finance BV			0.61%, 10/20/2017(e)	400	400
2.00%, 05/20/2016	300	300	GE Equipment Midticket LLC
4.38%, 05/20/2023	125	111	0.47%, 01/22/2015	482	482
Petrobras International Finance Co			GE Equipment Transportation LLC Series
5.38%, 01/27/2021	265	263	2011-1
Petroleos de Venezuela SA			1.33%, 05/20/2019	240	240
5.25%, 04/12/2017	50	37	JP Morgan Mortgage Acquisition Trust 2007-
Petroleos Mexicanos			CH3
4.88%, 01/24/2022	200	205	0.31%, 03/25/2037(e)	615	585
QGOG Constellation SA			Marriott Vacation Club Owner Trust 2007-1
6.25%, 11/09/2019(d)	250	239	5.52%, 05/20/2029(d),(e)	52	53
			MSDWCC Heloc Trust 2005-1
			0.54%, 07/25/2017(e)	51	50

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Other Asset Backed Securities (continued)			Pipelines (continued)
Nationstar Mortgage Advance Receivables			Energy Transfer Partners LP
Trust 2013-T2			5.95%, 10/01/2043	$485	$492
1.68%, 06/20/2046(d),(e)	$475	$474	Kinder Morgan Energy Partners LP
Trade MAPS 1 Ltd			2.65%, 02/01/2019	290	287
0.87%, 12/10/2018(c),(d),(e)	1,500	1,503	5.00%, 03/01/2043	155	143
Volvo Financial Equipment LLC Series 2013-			5.63%, 09/01/2041	135	135
1			Kinder Morgan Inc/DE
0.53%, 11/16/2015(d),(e)	1,000	1,000	5.00%, 02/15/2021(d)	45	44
Washington Mutual Asset-Backed Certificates			Sabine Pass Liquefaction LLC
WMABS Series 2006-HE1 Trust			6.25%, 03/15/2022(d)	110	109
0.34%, 04/25/2036(e)	457	425	Spectra Energy Partners LP
		$6,108	4.75%, 03/15/2024	575	586
			5.95%, 09/25/2043	115	123
Packaging & Containers - 0.46%			Tesoro Logistics LP / Tesoro Logistics Finance
ARD Finance SA			Corp
11.13%, PIK 11.13%, 06/01/2018(d),(f)	200	214	5.88%, 10/01/2020(d)	30	31
Beverage Packaging Holdings Luxembourg II			6.13%, 10/15/2021	45	46
SA / Beverage Packaging Holdings II			Transportadora de Gas Internacional SA ESP
5.63%, 12/15/2016(d)	25	25
6.00%, 06/15/2017(d)	40	40	5.70%, 03/20/2022	250	265
			Western Gas Partners LP
Crown Cork & Seal Co Inc			2.60%, 08/15/2018	585	578
7.38%, 12/15/2026	142	157	4.00%, 07/01/2022	295	282
Exopack Holding Corp					$3,989
10.00%, 06/01/2018(d)	160	174
Packaging Corp of America			Real Estate - 0.05%
4.50%, 11/01/2023	175	175	Crescent Resources LLC / Crescent Ventures
Rock Tenn Co			Inc
3.50%, 03/01/2020	565	556	10.25%, 08/15/2017(d)	110	120
4.00%, 03/01/2023	120	115	Mattamy Group Corp
		$1,456	6.50%, 11/15/2020(d)	45	44

Pharmaceuticals - 0.83%					$164
AbbVie Inc			REITS- 0.67%
1.20%, 11/06/2015	330	333	DDR Corp
Actavis Inc			4.63%, 07/15/2022	275	280
1.88%, 10/01/2017	125	124	DuPont Fabros Technology LP
3.25%, 10/01/2022	40	37	5.88%, 09/15/2021	65	67
Express Scripts Holding Co			HCP Inc
2.75%, 11/21/2014	370	377	2.63%, 02/01/2020	235	224
3.90%, 02/15/2022	125	125	iStar Financial Inc
4.75%, 11/15/2021	200	211	4.88%, 07/01/2018	35	35
6.13%, 11/15/2041	425	478	9.00%, 06/01/2017	80	94
GlaxoSmithKline Capital Inc			ProLogis LP
5.38%, 04/15/2034	55	60	4.25%, 08/15/2023	155	153
McKesson Corp			6.88%, 03/15/2020	112	132
3.25%, 03/01/2016	115	120	Retail Opportunity Investments Partnership
Par Pharmaceutical Cos Inc			LP
7.38%, 10/15/2020	50	52	5.00%, 12/15/2023	345	344
Salix Pharmaceuticals Ltd			Ventas Realty LP / Ventas Capital Corp
6.00%, 01/15/2021(d)	60	62	2.70%, 04/01/2020	520	497
Valeant Pharmaceuticals International Inc			4.75%, 06/01/2021	280	294
5.63%, 12/01/2021(d)	25	25			$2,120
7.50%, 07/15/2021(d)	195	214
Wyeth LLC			Retail - 1.38%
6.00%, 02/15/2036	90	104	Building Materials Holding Corp
			9.00%, 09/15/2018(d)	60	65
Zoetis Inc			Claire's Stores Inc
1.15%, 02/01/2016	75	75	6.13%, 03/15/2020 (d)	45	43
4.70%, 02/01/2043	235	220	8.88%, 03/15/2019	25	26
		$2,617	9.00%, 03/15/2019 (d)	90	98
Pipelines - 1.26%			CVS Caremark Corp
Access Midstream Partners LP / ACMP			2.25%, 12/05/2018	385	385
Finance Corp			4.13%, 05/15/2021	145	150
5.88%, 04/15/2021	45	48	5.30%, 12/05/2043	245	253
Buckeye Partners LP			5.75%, 05/15/2041	240	262
2.65%, 11/15/2018	290	286	CVS Pass-Through Trust
DCP Midstream LLC			5.93%, 01/10/2034(d)	181	198
5.85%, 05/21/2043(d),(e)	125	116	7.51%, 01/10/2032(d)	55	66
El Paso Pipeline Partners Operating Co LLC			Home Depot Inc/The
4.70%, 11/01/2042	220	188	2.25%, 09/10/2018	200	203
5.00%, 10/01/2021	220	230

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Retail (continued)			Student Loan Asset Backed Securities (continued)
Landry's Holdings II Inc			SLM Student Loan Trust 2008-5
10.25%, 01/01/2018(d)	$120	$127	1.34%, 10/25/2016(e)	$114	$114
Landry's Inc			SLM Student Loan Trust 2008-6
9.38%, 05/01/2020(d)	105	115	0.79%, 10/25/2017(e)	368	369
Lowe's Cos Inc			SLM Student Loan Trust 2012-7
5.00%, 09/15/2043	215	220	0.32%, 02/27/2017(e)	496	495
Macy's Retail Holdings Inc			SLM Student Loan Trust 2013-5
5.75%, 07/15/2014	180	185	0.42%, 05/25/2018(e)	709	710
5.90%, 12/01/2016	420	471	SLM Student Loan Trust 2013-6
6.38%, 03/15/2037	185	206	0.45%, 02/25/2019(e)	3,050	3,050
6.90%, 04/01/2029	25	28			$9,940
Michaels FinCo Holdings LLC / Michaels
FinCo Inc			Telecommunications - 3.85%
7.50%, PIK 8.25%, 08/01/2018 (d),(f)	90	94	Altice Finco SA
			8.13%, 01/15/2024(d)	200	208
Michaels Stores Inc
5.88%, 12/15/2020(d)	30	30	America Movil SAB de CV
Neiman Marcus Group LTD Inc			5.00%, 10/16/2019	200	219
8.75%, 10/15/2021(d)	150	157	AT&T Inc
New Academy Finance Co LLC / New			2.38%, 11/27/2018	200	200
Academy Finance Corp			4.35%, 06/15/2045	644	545
8.00%, PIK 8.75%, 06/15/2018 (d),(f)	155	159	5.80%, 02/15/2019	170	195
Petco Holdings Inc			CC Holdings GS V LLC / Crown Castle GS III
8.50%, PIK 9.25%, 10/15/2017 (d),(f)	110	112	Corp
Suburban Propane Partners LP/Suburban			3.85%, 04/15/2023	370	346
Energy Finance Corp			Cellco Partnership / Verizon Wireless Capital
7.38%, 03/15/2020	135	144	LLC
Wal-Mart Stores Inc			8.50%, 11/15/2018	65	82
3.25%, 10/25/2020	280	286	Digicel Group Ltd
			8.25%, 09/30/2020(d)	200	207
4.75%, 10/02/2043	280	281	10.50%, 04/15/2018(d)	150	161
		$4,364	Digicel Ltd
Savings & Loans - 0.25%			8.25%, 09/01/2017	400	416
Santander Holdings USA Inc/PA			Eileme 2 AB
3.00%, 09/24/2015	770	795	11.63%, 01/31/2020(d)	200	240
			Embarq Corp
			8.00%, 06/01/2036	100	101
Semiconductors - 0.10%			Goodman Networks Inc
Intel Corp			13.12%, 07/01/2018(d),(e)	80	84
4.25%, 12/15/2042	120	106	12.13%, 07/01/2018(d)	95	100
Jazz Technologies Inc			Intelsat Jackson Holdings SA
8.00%, 06/30/2015	212	207	5.50%, 08/01/2023 (d)	210	200
		$313	7.25%, 10/15/2020	55	60
Software - 0.27%			Intelsat Luxembourg SA
Activision Blizzard Inc			7.75%, 06/01/2021(d)	380	408
5.63%, 09/15/2021(d)	75	78	8.13%, 06/01/2023(d)	285	306
6.13%, 09/15/2023(d)	135	141	Level 3 Financing Inc
Oracle Corp			6.13%, 01/15/2021(d)	40	40
2.38%, 01/15/2019	385	388	8.13%, 07/01/2019	155	170
3.63%, 07/15/2023	260	258	MetroPCS Wireless Inc
		$865	6.25%, 04/01/2021(d)	145	150
			NII Capital Corp
Sovereign - 0.16%			7.63%, 04/01/2021	145	60
Brazilian Government International Bond			NII International Telecom SCA
2.63%, 01/05/2023	250	215	7.88%, 08/15/2019(d)	30	23
Hungary Government International Bond			11.38%, 08/15/2019(d)	30	25
5.75%, 11/22/2023	190	191	Qtel International Finance Ltd
Venezuela Government International Bond			3.25%, 02/21/2023	250	224
5.75%, 02/26/2016	125	106	Qwest Corp
		$512	6.75%, 12/01/2021	455	498
Student Loan Asset Backed Securities - 3.14%			SBA Tower Trust
			4.25%, 04/15/2040(d),(e)	415	420
SLM Private Education Loan Trust 2012-A
1.57%, 08/15/2025(d),(e)	94	95	SoftBank Corp
			4.50%, 04/15/2020(d)	455	444
SLM Private Education Loan Trust 2012-B
1.27%, 12/15/2021(d),(e)	1,556	1,564	Sprint Capital Corp
SLM Private Education Loan Trust 2012-C			6.88%, 11/15/2028	85	80
1.27%, 08/15/2023(d),(e)	183	184	Sprint Communications Inc
SLM Private Education Loan Trust 2012-E			6.00%, 11/15/2022	115	112
0.92%, 06/15/2016(d),(e)	639	639	7.00%, 08/15/2020	235	254
			9.00%, 11/15/2018(d)	45	54
SLM Private Education Loan Trust 2013-1
0.77%, 08/15/2022(d),(e)	2,724	2,720	9.13%, 03/01/2017	25	29
See accompanying notes.			143

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Telecommunications (continued)			Automobile Parts & Equipment - 0.03%
Sprint Corp			Schaeffler AG, Term Loan C
7.13%, 06/15/2024(d)	$45	$46	4.25%, 01/20/2017(e)	$80	$81
7.88%, 09/15/2023(d)	105	113

Telefonica Emisiones SAU			Building Materials - 0.04%
3.19%, 04/27/2018	265	270	CPG International Inc, Term Loan B
5.13%, 04/27/2020	640	680	4.75%, 09/30/2020 (e)	115	115
5.46%, 02/16/2021	195	206
6.42%, 06/20/2016	95	106
7.05%, 06/20/2036	80	88	Chemicals - 0.25%
T-Mobile USA Inc			AIlnex Luxembourg & CY SCA, Term Loan
6.13%, 01/15/2022	20	20	8.25%, 03/12/2020(e)	240	246
6.50%, 01/15/2024	30	30	AZ Chem US Inc, Term Loan B
6.63%, 04/28/2021	85	90	5.29%, 02/21/2017(e)	86	86
UPCB Finance VI Ltd			Eagle Spinco Inc, Term Loan B
6.88%, 01/15/2022(d)	150	159	3.50%, 01/28/2017(e)	123	124
Verizon Communications Inc			Ineos US Finance LLC, Term Loan B
0.70%, 11/02/2015	35	35	4.00%, 05/04/2018(e)	186	186
3.50%, 11/01/2021	375	372	Taminco Global Chemical Corp, Term Loan
3.65%, 09/14/2018	190	201	B
5.15%, 09/15/2023	440	472	4.25%, 02/15/2019(e)	158	159
6.25%, 04/01/2037	25	28			$801
6.40%, 09/15/2033	850	978
6.55%, 09/15/2043	425	497	Coal- 0.08%
6.90%, 04/15/2038	175	208	Patriot Coal Corp, Term Loan EXIT
			0.00%, 12/18/2018(e),(g)	240	241
VimpelCom Holdings BV
5.20%, 02/13/2019(d)	400	400
7.50%, 03/01/2022	200	209	Commercial Services - 0.16%
Wind Acquisition Finance SA			Envision Healthcare Corp, Term Loan B
11.75%, 07/15/2017(d)	120	128	4.00%, 05/25/2018(e)	35	35
Wind Acquisition Holdings Finance SA			Interactive Data Corp, Term Loan B
12.25%, PIK 12.25%, 07/15/2017(d),(f)	153	161	3.75%, 02/11/2018(e)	201	201
		$12,158	ISS A/S, Term Loan B
			3.76%, 04/18/2018(e)	223	223
Transportation - 0.66%			TMS International Corp, Term Loan B
Burlington Northern Santa Fe LLC			4.50%, 10/04/2020(e)	50	50
3.45%, 09/15/2021	400	395
4.45%, 03/15/2043	115	104			$509
CSX Corp			Computers - 0.12%
3.70%, 10/30/2020	320	330	Oberthur Technologies of America Corp, Term
5.50%, 04/15/2041	185	194	Loan B2
6.25%, 03/15/2018	200	231	5.75%, 10/09/2019(e)	250	252
7.38%, 02/01/2019	170	206	Spansion LLC, Term Loan B
Eletson Holdings			3.75%, 12/18/2019(e)	114	114
9.63%, 01/15/2022(d)	80	82			$366
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc			Consumer Products - 0.09%
8.13%, 11/15/2021(d)	240	245	Dell International LLC, Term Loan B
Navios Maritime Holdings Inc / Navios			4.50%, 03/24/2020(e)	285	285
Maritime Finance II US Inc
7.38%, 01/15/2022(d)	115	116	Diversified Financial Services - 0.03%
Navios South American Logistics Inc / Navios			Springleaf Financial Funding Co, Term Loan
Logistics Finance US Inc			B2
9.25%, 04/15/2019	35	38	4.75%, 09/25/2019(e)	95	96
Swift Services Holdings Inc
10.00%, 11/15/2018	135	150
		$2,091	Electric - 0.17%
TOTAL BONDS		$182,938	Dynegy Inc, Term Loan B2
			4.00%, 04/16/2020(e)	224	225
SENIOR FLOATING RATE INTERESTS -	Principal		EFS Cogen Holdings I LLC, Term Loan B
3.86%	Amount (000's) Value (000's)		0.00%, 11/17/2020 (e),(g)	110	111
Apparel - 0.08%			Texas Competitive Electric Holdings Co LLC,
Calceus Acquisition Inc, Term Loan B1			Term Loan NONEXT
5.00%, 09/24/2020(e)	$248	$249	3.73%, 10/10/2014(e)	285	202
					$538

Automobile Manufacturers - 0.04%			Electronics - 0.04%
Chrysler Group LLC, Term Loan B			Isola USA Corp, Term Loan B
4.25%, 05/24/2017(e)	137	138	9.25%, 11/29/2018(e)	135	136

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Entertainment - 0.37%			Media (continued)
CCM Merger Inc, Term Loan			Clear Channel Communications Inc, Term
5.01%, 02/01/2017(e)	$533	$537	Loan D-EXT
Lions Gate Entertainment Corp, Term Loan			6.92%, 01/30/2019(e)	$145	$138
5.00%, 07/17/2020(e)	75	75	Cumulus Media Holdings Inc, Term Loan B
Peninsula Gaming LLC, Term Loan B			4.50%, 09/17/2018(e)	46	46
4.25%, 11/30/2017(e)	147	148	NEP Broadcasting LLC, Term Loan B
WMG Acquisition Corp, Term Loan B			4.75%, 01/03/2020(e)	223	224
3.75%, 07/07/2020(e)	406	406	Univision Communications Inc, Term Loan
		$1,166	C1
			4.50%, 02/28/2020(e)	86	87
Food- 0.04%			Univision Communications Inc, Term Loan
HJ Heinz Co, Term Loan B2			C2
3.50%, 03/27/2020(e)	139	140	4.50%, 02/22/2020(e)	357	359
			Univision Communications Inc, Term Loan
Forest Products & Paper - 0.17%			C3
Caraustar Industries Inc, Term Loan B			4.00%, 03/01/2020(e)	25	25
7.50%, 04/26/2019(e)	230	236	WideOpenWest Finance LLC, Term Loan B
Exopack Holdings SA, Term Loan B			4.75%, 03/27/2019(e)	123	124
5.25%, 04/24/2019(e)	290	294	WideOpenWest Finance LLC, Term Loan B1
		$530	3.75%, 07/17/2017(e)	224	225

Healthcare - Products - 0.03%					$1,280
Kinetic Concepts Inc, Term Loan D1			Mining - 0.07%
4.50%, 05/04/2018(e)	104	104	FMG Resources August 2006 Pty Ltd, Term
			Loan B
			4.25%, 06/30/2019(e)	224	227
Healthcare - Services - 0.04%
MultiPlan Inc, Term Loan B
4.00%, 08/26/2017(e)	136	137	Oil & Gas - 0.13%
			Chesapeake Energy Corp, Term Loan B
			5.75%, 12/02/2017(e)	325	332
Insurance - 0.16%			EP Energy LLC, Term Loan B3
Asurion LLC, Term Loan B1			3.50%, 05/24/2018(e)	83	83
4.50%, 05/24/2019(e)	322	321
Asurion LLC, Term Loan B2					$415
3.50%, 06/19/2020(e)	66	65	Pharmaceuticals - 0.18%
CNO Financial Group Inc, Term Loan B2			Grifols Inc, Term Loan B
3.75%, 09/28/2018(e)	83	84	4.25%, 06/01/2017(e)	88	88
Lonestar Intermediate Super Holdings LLC,			NBTY Inc, Term Loan B2
Term Loan			3.50%, 10/01/2017(e)	38	39
11.00%, 08/07/2019(e)	30	31	Par Pharmaceutical Cos Inc, Term Loan B
		$501	4.25%, 09/28/2019(e)	241	242
			Valeant Pharmaceuticals International Inc,
Internet - 0.14%			Term Loan BE
Zayo Group LLC, Term Loan B			4.50%, 06/26/2020(e)	203	205
0.00%, 07/02/2019(e),(g)	451	451
					$574

Lodging - 0.17%			Pipelines - 0.02%
			NGPL PipeCo LLC, Term Loan B
Caesars Entertainment Operating Co Inc, Term			6.75%, 05/04/2017(e)	56	52
Loan B4
9.50%, 10/31/2016(e)	84	85
Caesars Entertainment Operating Co Inc, Term			REITS- 0.09%
Loan B6			iStar Financial Inc, Term Loan
5.49%, 01/28/2018(e)	285	271	4.50%, 10/15/2017(e)	42	42
CityCenter Holdings LLC, Term Loan B			iStar Financial Inc, Term Loan A2
5.00%, 10/09/2020(e)	140	142	7.00%, 06/30/2014(e)	240	248
Hilton Worldwide Finance LLC, Term Loan					$290
B
3.75%, 09/23/2020(e)	51	52	Retail - 0.33%
		$550	Academy Ltd, Term Loan B
			4.50%, 08/03/2018(e)	164	164
Machinery - Diversified - 0.05%			DineEquity Inc, Term Loan B2
Edwards Cayman Islands II Ltd, Term Loan			3.75%, 10/19/2017(e)	62	62
B			Dunkin' Brands Inc, Term Loan B3
4.50%, 03/26/2020(e)	157	157	3.75%, 02/14/2020(e)	342	343
			Michaels Stores Inc, Term Loan B
			3.75%, 01/24/2020(e)	204	205
Media- 0.41%			Neiman Marcus Group LTD Inc, Term Loan
Charter Communications Operating LLC,			5.00%, 10/16/2020(e)	250	253
Term Loan E
3.00%, 04/10/2020(e)	53	52			$1,027

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

SENIOR FLOATING RATE INTERESTS	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Semiconductors - 0.04%					Federal National Mortgage Association (FNMA) (continued)
Freescale Semiconductor Inc, Term Loan B4					2.29%, 07/01/2034(e)	$5		$6
5.00%, 02/13/2020(e)	$138		$139		2.35%, 07/01/2034(e)	44		47
					2.49%, 03/01/2035(e)	94		101
					2.50%, 01/01/2029(h)	1,880		1,861
Software - 0.05%					3.00%, 01/01/2028(h)	1,250		1,276
Activision Blizzard Inc, Term Loan B
3.25%, 07/26/2020(e)	160		160		3.00%, 11/01/2042	1,725		1,639
					3.00%, 01/01/2044(h)	5,750		5,458
					3.50%, 04/01/2027	910		953
Telecommunications - 0.16%					3.50%, 01/01/2029(h)	1,400		1,464
Altice Financing SA, Delay-Draw Term Loan					3.50%, 01/01/2041	82		82
DD					3.50%, 03/01/2042	1,382		1,376
5.50%, 07/03/2019(e)	225		226		3.50%, 06/01/2042	1,386		1,380
Integra Telecom Holdings Inc, Term Loan					3.50%, 11/01/2042	1,880		1,872
5.25%, 02/19/2020(e)	74		76		3.50%, 05/01/2043	1,658		1,649
9.75%, 02/19/2020(e)	115		118		4.00%, 10/01/2019	103		109
Level 3 Financing Inc, Term Loan B3					4.00%, 08/01/2020	478		508
3.95%, 08/01/2019(e)	85		85		4.00%, 06/01/2026	914		969
			$505		4.00%, 02/01/2031	151		158
					4.00%, 05/01/2031	341		356
Transportation - 0.08%					4.00%, 11/01/2040	3,139		3,238
State Class Tankers II LLC, Term Loan B					4.00%, 03/01/2043	493		508
6.75%, 06/19/2020(e)	245		247		4.00%, 01/01/2044(h)	4,500		4,632
					4.50%, 07/01/2025	168		180
TOTAL SENIOR FLOATING RATE INTERESTS			$12,207		4.50%, 04/01/2039	2,277		2,410
U.S. GOVERNMENT & GOVERNMENT	Principal				4.50%, 05/01/2040	403		430
AGENCY OBLIGATIONS - 40.54%	Amount (000's)	Value	(000	's)	4.50%, 09/01/2040	534		568
Federal Home Loan Mortgage Corporation (FHLMC) -					4.50%, 11/01/2040	1,978		2,101
2.59%					4.50%, 01/01/2041	1,071		1,138
2.86%, 02/01/2034(e)	$5		$6		4.50%, 01/01/2041	603		641
3.50%, 04/01/2042	375		373		4.50%, 09/01/2041	487		516
3.50%, 08/01/2042	1,134		1,126		5.00%, 07/01/2035	51		56
4.00%, 12/01/2041	594		613		5.00%, 12/01/2039	92		101
4.50%, 07/01/2024	88		94		5.00%, 02/01/2040	483		527
4.50%, 06/01/2040	365		389		5.00%, 05/01/2041	335		368
4.50%, 08/01/2040	70		74		5.50%, 06/01/2019	66		70
5.00%, 05/01/2018	286		303		5.50%, 07/01/2019	14		15
5.00%, 06/01/2031	383		425		5.50%, 07/01/2019	42		45
5.00%, 10/01/2035	131		142		5.50%, 08/01/2019	13		14
5.00%, 06/01/2037	93		100		5.50%, 08/01/2019	45		48
5.00%, 06/01/2041	2,934		3,191		5.50%, 10/01/2019	104		112
5.50%, 06/01/2024	486		535		5.50%, 10/01/2019	64		69
5.58%, 02/01/2037(e)	32		34		5.50%, 12/01/2022	69		76
6.00%, 03/01/2031	18		20		5.50%, 07/01/2033	842		928
6.00%, 04/01/2031	2		2		5.50%, 04/01/2035	107		118
6.00%, 06/01/2032	70		79		5.50%, 08/01/2036	1,462		1,607
6.00%, 10/01/2032	44		49		5.50%, 02/01/2037	23		25
6.00%, 01/01/2038	211		236		5.50%, 01/01/2040	242		266
6.50%, 04/01/2016	5		5		5.50%, 05/01/2040	159		175
6.50%, 03/01/2029	10		11		5.50%, 05/01/2040	152		168
6.50%, 05/01/2029	15		17		5.50%, 07/01/2040	166		183
6.50%, 04/01/2031	7		8		5.50%, 07/01/2040	1,696		1,873
6.50%, 02/01/2032	15		17		5.70%, 02/01/2036(e)	54		58
6.50%, 05/01/2032	13		14		6.00%, 05/01/2031	7		8
6.50%, 05/01/2032	31		35		6.00%, 07/01/2035	407		456
6.50%, 04/01/2035	36		41		6.00%, 02/01/2037	962		1,065
7.00%, 12/01/2029	31		35		6.00%, 02/01/2038	217		242
7.00%, 06/01/2030	8		9		6.50%, 03/01/2032	16		18
7.00%, 12/01/2030	4		5		6.50%, 07/01/2037	94		105
7.00%, 01/01/2031	7		8		6.50%, 07/01/2037	112		124
7.00%, 01/01/2031	2		2		6.50%, 02/01/2038	81		90
7.00%, 02/01/2031	3		3		6.50%, 03/01/2038	58		65
7.00%, 12/01/2031	38		40		6.50%, 09/01/2038	696		774
7.50%, 04/01/2030	8		9		7.00%, 02/01/2032	19		20
7.50%, 09/01/2030	6		6					$48,354
7.50%, 03/01/2031	27		30		Government National Mortgage Association (GNMA) -
8.00%, 09/01/2030	82		93		8.24%
			$8,179		1.50%, 07/20/2043(e)	738		750
Federal National Mortgage Association (FNMA) - 15.29%					1.63%, 01/20/2035(e)	55		57
2.27%, 06/01/2043(e)	887		859		2.00%, 04/20/2043(e)	1,014		1,048

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS		Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)		Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)				Banks (continued)
3.00%, 01/01/2043	1,500	1,449		Investment in Joint Trading Account; Credit		$2,124	$2,124
3.00%, 01/01/2043 (h)	$1,000	$966			Suisse Repurchase Agreement; 0.01%
3.50%, 01/15/2042(h)	6,000	6,047			dated 12/31/2013 maturing 01/02/2014
3.50%, 05/15/2042	1,617	1,633			(collateralized by US Government
					Securities; $2,166,397; 0.00% - 11.25%;
3.50%, 10/15/2042	95	96			dated 02/15/15 - 08/15/40)
4.00%, 10/15/2041	770	805
4.00%, 01/01/2042(h)	2,750	2,858		Investment in Joint Trading Account; Deutsche		971	971
					Bank Repurchase Agreement; 0.02% dated
4.00%, 02/15/2042	399	417			12/31/2013 maturing 01/02/2014
4.00%, 07/20/2042	60	63			(collateralized by US Government
4.50%, 09/15/2039	1,474	1,599
4.50%, 01/20/2040	400	429			Securities; $990,353; 0.00% - 5.27%; dated
					10/13/15 - 10/11/33)
4.50%, 08/20/2040	809	868		Investment in Joint Trading Account; Merrill		2,427	2,427
4.50%, 10/20/2040	304	326
4.50%, 11/15/2040	325	353			Lynch Repurchase Agreement; 0.01%
					dated 12/31/2013 maturing 01/02/2014
4.50%, 01/01/2044	1,300	1,390			(collateralized by US Government
5.00%, 02/15/2034	681	746
5.00%, 10/15/2034	241	263			Securities; $2,475,883; 0.00% - 7.13%;
5.00%, 10/20/2039	179	197			dated 01/02/14 - 09/15/39)
5.00%, 07/20/2040	97	105					$7,646
5.00%, 09/20/2041	451	491		TOTAL REPURCHASE AGREEMENTS			$7,646
5.00%, 11/20/2041	722	783		Total Investments			$331,346
5.00%, 02/20/2042	447	488		Liabilities in Excess of Other Assets, Net - (4.80)%			$(15,169)
5.00%, 06/20/2042	225	245		TOTAL NET ASSETS - 100.00%			$316,177
5.50%, 12/20/2033	336	374
5.50%, 05/20/2035	40	44
6.00%, 01/20/2029	61	70		(a)	Non-Income Producing Security
				(b)	Security is Illiquid
6.00%, 07/20/2029	10	11		(c)	Fair value of these investments is determined in good faith by the
6.00%, 12/15/2033	55	62
6.00%, 12/20/2036	222	250			Manager under procedures established and periodically reviewed by the
					Board of Directors. At the end of the period, the fair value of these
6.50%, 03/20/2028	9	11			securities totaled $1,754 or 0.55% of net assets.
6.50%, 05/20/2029	8	9
6.50%, 12/15/2032	619	691		(d)	Security exempt from registration under Rule 144A of the Securities Act of
					1933. These securities may be resold in transactions exempt from
7.00%, 03/15/2031	16	20			registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 05/15/2029	21	21
8.00%, 12/15/2030	11	14			indicated, these securities are not considered illiquid. At the end of the
					period, the value of these securities totaled $50,169 or 15.87% of net
		$26,049			assets.
U.S. Treasury - 14.42%				(e)	Variable Rate. Rate shown is in effect at December 31, 2013.
0.25%, 05/15/2015	235	235		(f)	Payment in kind; the issuer has the option of paying additional securities
0.38%, 03/15/2016	3,000	2,995			in lieu of cash.
0.63%, 05/31/2017	3,585	3,538		(g)	This Senior Floating Rate Note will settle after December 31, 2013, at
0.88%, 04/30/2017	200	199			which time the interest rate will be determined.
1.00%, 08/31/2016(i)	6,320	6,379		(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.00%, 10/31/2016	3,250	3,275			Notes to Financial Statements for additional information.
1.00%, 03/31/2017(j)	3,475	3,483		(i)	Security or a portion of the security was pledged to cover collateral
1.00%, 05/31/2018	3,350	3,277			requirements for swap and/or swaption contracts. At the end of the period,
1.25%, 10/31/2015	2,200	2,237			the value of these securities totaled $872 or 0.28% of net assets.
1.25%, 10/31/2018	3,300	3,235		(j)	Security or a portion of the security was pledged to cover margin
1.50%, 07/31/2016	3,695	3,779			requirements for futures contracts. At the end of the period, the value of
1.88%, 08/31/2017(k)	5,200	5,338			these securities totaled $50 or 0.02% of net assets.
2.63%, 01/31/2018	1,700	1,788		(k)	Security or a portion of the security was pledged to cover margin
3.13%, 05/15/2019	1,150	1,226			requirements for exchange cleared swap and/or swaption contracts. At the
3.13%, 11/15/2041	125	108			end of the period, the value of these securities totaled $421 or 0.13% of
3.13%, 02/15/2042	290	250			net assets.
3.38%, 11/15/2019	2,000	2,151
4.13%, 05/15/2015	35	37
4.38%, 05/15/2040	1,900	2,064
		$45,594
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$128,176
	Maturity
REPURCHASE AGREEMENTS - 2.42%	Amount (000's)	Value(000	's)

Banks- 2.42%
Investment in Joint Trading Account; Barclays $	2,124	$2,124
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $2,166,397; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)

See accompanying notes.

Schedule of Investments
Bond & Mortgage Securities Account
December 31, 2013

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		31.59%
Financial		15 .61%
Government		14 .58%
Asset Backed Securities		9 .59%
Communications		7 .06%
Energy		6 .43%
Consumer, Non-cyclical		6 .20%
Consumer, Cyclical		4 .51%
Basic Materials		2 .94%
Industrial		2 .57%
Utilities		2 .46%
Technology		1.14%
Diversified		0 .12%
Liabilities in Excess of Other Assets, Net		(4 .80)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.20	(5.00)%	12/20/2018	$3,000	$(304	) $	(258)	$(46)
Barclays Bank PLC	CDX.NA.HY.20	(5.00)%	06/20/2018	250	(24)		(11)	(13)
Total					$(328	) $	(269)	$(59)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value		Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.20	(5.00)%	06/20/2018	$7,000	$(665	) $		(455)
Total					$(665	) $		(455)

Amounts in thousands

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal						Principal
BONDS	- 32.87%	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

	Advertising - 0.01%						Airlines (continued)
	Omnicom Group Inc						Continental Airlines 2010-1 Class A Pass
	4.45%, 08/15/2020	$128		$136			Through Trust
							4.75%, 01/12/2021(b)	$45		$48

	Aerospace & Defense - 0.36%						Continental Airlines 2012-2 Class A Pass
							Through Trust
	Boeing Capital Corp						4.00%, 04/29/2026(b)	200		199
	4.70%, 10/27/2019	33		37
	Boeing Co/The						Delta Air Lines 2007-1 Class A Pass Through
	3.75%, 11/20/2016	51		55			Trust
							6.82%, 02/10/2024	86		97
	5.88%, 02/15/2040	154		183			UAL 2009-2A Pass Through Trust
	7.95%, 08/15/2024	200		267
	Exelis Inc						9.75%, 01/15/2017	170		195
							US Airways 2013-1 Class A Pass Through
	4.25%, 10/01/2016	128		135			Trust
	L-3 Communications Corp						3.95%, 11/15/2025(b)	200		195
	4.95%, 02/15/2021	277		290
	Lockheed Martin Corp									$915
	2.13%, 09/15/2016	100		103			Apparel - 0.03%
	3.35%, 09/15/2021	102		101			NIKE Inc
	4.07%, 12/15/2042	47		41			2.25%, 05/01/2023	200		179
	Northrop Grumman Corp						3.63%, 05/01/2043	200		168
	1.75%, 06/01/2018	1,000		976						$347
	3.50%, 03/15/2021	277		275
	Raytheon Co						Automobile Asset Backed Securities - 0.20%
	3.13%, 10/15/2020	77		77			Ally Auto Receivables Trust 2012-3
	4.88%, 10/15/2040	154		153			1.06%, 02/15/2017(a)	349		351
	United Technologies Corp						Ally Auto Receivables Trust 2012-4
	3.10%, 06/01/2022	950		929			0.59%, 01/17/2017	150		150
	4.50%, 04/15/2020	74		81			Ford Credit Auto Owner Trust 2012-A
	4.50%, 06/01/2042	200		194			1.15%, 06/15/2017	500		504
	4.88%, 05/01/2015	200		211			Ford Credit Auto Owner Trust 2012-B
	5.38%, 12/15/2017	102		116			1.00%, 09/15/2017	400		402
	5.70%, 04/15/2040	51		58			Honda Auto Receivables 2012-4 Owner Trust
	6.13%, 07/15/2038	18		21			0.52%, 08/18/2016(a)	500		501
	6.70%, 08/01/2028	175		214			Nissan Auto Receivables 2012-A Owner
				$4,517			Trust
							1.00%, 07/16/2018	150		151
	Agriculture - 0.31%						World Omni Auto Receivables Trust 2013-B
	Altria Group Inc						1.32%, 01/15/2020(a)	515		511
	4.13%, 09/11/2015	36		38						$2,570
	4.75%, 05/05/2021	128		137
	5.38%, 01/31/2044	200		201			Automobile Manufacturers - 0.13%
	9.25%, 08/06/2019	126		166			Daimler Finance North America LLC
	9.70%, 11/10/2018	51		67			8.50%, 01/18/2031	102		148
	9.95%, 11/10/2038	57		87			Ford Motor Co
	10.20%, 02/06/2039	68		106			4.75%, 01/15/2043	400		361
	Archer-Daniels-Midland Co						7.45%, 07/16/2031	100		122
	4.48%, 03/01/2021(a)	128		135			Toyota Motor Credit Corp
	5.38%, 09/15/2035	892		949			0.88%, 07/17/2015	300		302
	Bunge Ltd Finance Corp						1.25%, 10/05/2017	400		393
	4.10%, 03/15/2016	77		81			2.05%, 01/12/2017	77		79
	Lorillard Tobacco Co						2.63%, 01/10/2023	100		93
	6.88%, 05/01/2020	500		577			3.20%, 06/17/2015	38		39
	8.13%, 06/23/2019	36		44			3.30%, 01/12/2022	77		77
	8.13%, 05/01/2040	25		30						$1,614
	Philip Morris International Inc						Automobile Parts & Equipment - 0.02%
	1.13%, 08/21/2017	100		98			Johnson Controls Inc
	2.50%, 05/16/2016	128		133			3.75%, 12/01/2021	77		77
	2.90%, 11/15/2021	51		49			5.00%, 03/30/2020	64		70
	4.38%, 11/15/2041	51		46			5.25%, 12/01/2041	128		124
	4.50%, 03/26/2020	131		142						$271
	4.50%, 03/20/2042	400		374
	5.65%, 05/16/2018	25		29		Banks	- 5.28%
	6.38%, 05/16/2038	100		118			Abbey National Treasury Services
	Reynolds American Inc						PLC/London
	4.85%, 09/15/2023	350		361			3.05%, 08/23/2018	500		514
				$3,968			American Express Centurion Bank
							0.88%, 11/13/2015	400		401
	Airlines - 0.07%						Bank of America Corp
	American Airlines 2011-1 Class A Pass						1.25%, 01/11/2016	100		100
	Through Trust						1.35%, 11/21/2016	500		500
	5.25%, 07/31/2022(b)	171		181

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)						Banks (continued)
Bank of America Corp	(continued)					Citigroup Inc (continued)
1.50%, 10/09/2015		$200		$202		4.88%, 05/07/2015	$100		$105
2.00%, 01/11/2018		500		499		5.88%, 02/22/2033	200		206
3.30%, 01/11/2023		300		284		5.88%, 01/30/2042	328		369
3.63%, 03/17/2016		180		189		6.00%, 10/31/2033	115		121
3.70%, 09/01/2015		130		136		6.01%, 01/15/2015	16		17
3.88%, 03/22/2017		200		213		6.13%, 11/21/2017	328		378
4.50%, 04/01/2015		165		173		6.13%, 05/15/2018	300		347
4.75%, 08/01/2015		25		26		6.63%, 06/15/2032	112		125
5.42%, 03/15/2017		201		221		6.88%, 03/05/2038	9		11
5.63%, 07/01/2020		180		206		8.13%, 07/15/2039	228		320
5.65%, 05/01/2018		455		518		8.50%, 05/22/2019	728		933
5.70%, 01/24/2022		580		656		Commonwealth Bank of Australia/New York
5.88%, 02/07/2042		228		261		NY
6.00%, 09/01/2017		265		303		1.25%, 09/18/2015	200		202
6.50%, 08/01/2016		890		1,005		2.50%, 09/20/2018	200		202
7.63%, 06/01/2019		300		372		Cooperatieve Centrale Raiffeisen-
Bank of America NA						Boerenleenbank BA/Netherlands
1.13%, 11/14/2016		300		300		3.38%, 01/19/2017	128		135
Bank of Montreal						3.88%, 02/08/2022	328		330
1.45%, 04/09/2018		300		292		3.95%, 11/09/2022	300		291
2.50%, 01/11/2017		228		235		4.50%, 01/11/2021	51		54
Bank of New York Mellon Corp/The						5.25%, 05/24/2041	500		514
0.70%, 10/23/2015		150		150		Credit Suisse/New York NY
1.20%, 02/20/2015		180		181		3.50%, 03/23/2015	250		259
2.10%, 08/01/2018		300		299		5.40%, 01/14/2020	200		222
3.55%, 09/23/2021		51		52		Deutsche Bank AG/London
5.50%, 12/01/2017		32		36		3.45%, 03/30/2015	78		80
Bank of Nova Scotia						6.00%, 09/01/2017	344		393
1.10%, 12/13/2016		750		754		Discover Bank/Greenwood DE
1.45%, 04/25/2018		300		292		2.00%, 02/21/2018	200		196
1.85%, 01/12/2015		51		52		Export-Import Bank of Korea
2.90%, 03/29/2016		302		314		4.00%, 01/11/2017	300		318
Barclays Bank PLC						5.00%, 04/11/2022	200		217
2.75%, 02/23/2015		328		335		5.88%, 01/14/2015	251		264
6.75%, 05/22/2019		200		241		Fifth Third Bancorp
BB&T Corp						5.45%, 01/15/2017	51		56
1.60%, 08/15/2017		200		198		8.25%, 03/01/2038	385		513
3.95%, 04/29/2016		29		31		Goldman Sachs Group Inc/The
5.20%, 12/23/2015		125		135		1.60%, 11/23/2015	630		637
6.85%, 04/30/2019		18		22		3.63%, 02/07/2016	757		794
BBVA US Senior SAU						5.25%, 07/27/2021	502		550
4.66%, 10/09/2015		200		210		5.38%, 03/15/2020	500		556
BNP Paribas SA						5.63%, 01/15/2017	282		311
2.38%, 09/14/2017		200		204		5.75%, 01/24/2022	228		257
2.40%, 12/12/2018		750		750		6.13%, 02/15/2033	750		844
3.25%, 03/11/2015		400		412		6.15%, 04/01/2018	821		941
5.00%, 01/15/2021		77		84		6.25%, 02/01/2041	700		807
Branch Banking & Trust Co						6.45%, 05/01/2036	251		269
1.45%, 10/03/2016		200		202		6.75%, 10/01/2037	373		415
Canadian Imperial Bank of						HSBC Holdings PLC
Commerce/Canada						4.00%, 03/30/2022	128		132
1.35%, 07/18/2016		300		302		5.10%, 04/05/2021	228		253
2.35%, 12/11/2015		151		156		6.10%, 01/14/2042	154		183
Capital One Financial Corp						6.50%, 05/02/2036	400		474
2.15%, 03/23/2015		254		258		6.50%, 09/15/2037	500		591
3.50%, 06/15/2023		84		79		HSBC USA Inc
5.50%, 06/01/2015		51		54		1.63%, 01/16/2018	300		296
Citigroup Inc						2.38%, 02/13/2015	128		131
1.30%, 11/15/2016		250		249		2.63%, 09/24/2018	200		203
1.70%, 07/25/2016		300		303		Intesa Sanpaolo SpA
2.25%, 08/07/2015		170		174		3.13%, 01/15/2016	100		102
2.65%, 03/02/2015		128		131		JP Morgan Chase & Co
3.50%, 05/15/2023		600		559		1.13%, 02/26/2016	300		300
3.95%, 06/15/2016		257		273		1.63%, 05/15/2018	300		294
4.05%, 07/30/2022		200		198		1.88%, 03/20/2015	300		304
4.45%, 01/10/2017		154		167		2.60%, 01/15/2016	257		265
4.50%, 01/14/2022		154		163		3.25%, 09/23/2022	300		287
4.59%, 12/15/2015		64		68		3.38%, 05/01/2023	400		373

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)						Banks (continued)
JP Morgan Chase & Co	(continued)					Oesterreichische Kontrollbank AG
3.45%, 03/01/2016		$277		$291		1.13%, 07/06/2015	$200		$202
3.70%, 01/20/2015		205		211		2.00%, 06/03/2016	400		412
4.40%, 07/22/2020		162		174		PNC Bank NA
4.50%, 01/24/2022		257		272		1.30%, 10/03/2016	350		352
4.63%, 05/10/2021		257		277		3.80%, 07/25/2023	400		388
4.95%, 03/25/2020		57		63		PNC Funding Corp
5.25%, 05/01/2015		88		93		2.70%, 09/19/2016	228		238
5.40%, 01/06/2042		102		110		3.63%, 02/08/2015	264		273
5.60%, 07/15/2041		154		167		4.38%, 08/11/2020	51		55
5.63%, 08/16/2043		350		370		5.13%, 02/08/2020	25		28
6.30%, 04/23/2019		300		354		5.63%, 02/01/2017	102		113
6.40%, 05/15/2038		200		239		6.70%, 06/10/2019	25		30
JP Morgan Chase Bank NA						Royal Bank of Canada
6.00%, 10/01/2017		1,000		1,144		2.20%, 07/27/2018	400		402
KeyCorp						2.63%, 12/15/2015	151		157
3.75%, 08/13/2015		279		292		2.88%, 04/19/2016	251		262
5.10%, 03/24/2021		102		111		Royal Bank of Scotland Group PLC
KFW						2.55%, 09/18/2015	300		307
0.00%, 04/18/2036(c)		200		78		Royal Bank of Scotland PLC/The
0.50%, 09/30/2015		500		501		5.63%, 08/24/2020	167		187
0.63%, 04/24/2015		385		386		Societe Generale SA
0.63%, 12/15/2016		1,000		994		2.63%, 10/01/2018	300		303
1.25%, 02/15/2017		257		259		State Street Corp
2.63%, 03/03/2015		257		264		3.10%, 05/15/2023	300		279
2.63%, 02/16/2016		257		268		5.38%, 04/30/2017	18		20
2.63%, 01/25/2022		1,257		1,226		Sumitomo Mitsui Banking Corp
2.75%, 09/08/2020		300		303		1.35%, 07/18/2015	100		101
4.00%, 01/27/2020		847		922		1.45%, 07/19/2016	300		302
4.38%, 03/15/2018		295		328		2.50%, 07/19/2018	300		301
4.50%, 07/16/2018		102		114		3.20%, 07/18/2022	100		95
4.88%, 01/17/2017		500		559		SunTrust Bank/Atlanta GA
4.88%, 06/17/2019		282		322		2.75%, 05/01/2023	200		181
5.13%, 03/14/2016		277		304		SunTrust Banks Inc
Korea Development Bank/The						3.60%, 04/15/2016	102		107
1.00%, 01/22/2016		400		397		Toronto-Dominion Bank/The
3.25%, 03/09/2016		300		312		2.38%, 10/19/2016	180		187
Korea Finance Corp						2.63%, 09/10/2018	350		357
2.88%, 08/22/2018		350		352		UBS AG/Stamford CT
Landwirtschaftliche Rentenbank						4.88%, 08/04/2020	200		223
0.88%, 09/12/2017		200		197		5.88%, 12/20/2017	150		172
2.38%, 09/13/2017		200		208		UBS Preferred Funding Trust V
3.13%, 07/15/2015		202		210		6.24%, 05/29/2049	300		320
5.00%, 11/08/2016		102		114		US Bancorp/MN
Lloyds Bank PLC						1.65%, 05/15/2017	205		205
4.88%, 01/21/2016		180		192		2.45%, 07/27/2015	102		105
6.38%, 01/21/2021		51		60		2.95%, 07/15/2022	200		186
Mellon Funding Corp						3.00%, 03/15/2022	128		124
5.00%, 12/01/2014		77		80		4.13%, 05/24/2021	77		82
Morgan Stanley						Wachovia Bank NA
1.75%, 02/25/2016		1,200		1,216		6.60%, 01/15/2038	250		311
3.75%, 02/25/2023		200		195		Wachovia Corp
3.80%, 04/29/2016		278		294		5.75%, 02/01/2018	280		323
4.00%, 07/24/2015		200		209		Wells Fargo & Co
4.75%, 03/22/2017		400		437		1.25%, 07/20/2016	510		514
5.00%, 11/24/2025		500		501		1.50%, 01/16/2018	300		298
5.63%, 09/23/2019		321		365		2.10%, 05/08/2017	450		458
5.75%, 01/25/2021		1,050		1,188		3.45%, 02/13/2023	200		189
6.00%, 04/28/2015		164		175		3.50%, 03/08/2022	180		180
6.25%, 08/28/2017		375		429		3.63%, 04/15/2015	268		279
6.38%, 07/24/2042		100		117		3.68%, 06/15/2016(a)	777		827
7.25%, 04/01/2032		165		204		4.60%, 04/01/2021	102		112
MUFG Capital Finance 1 Ltd						Wells Fargo Bank NA
6.35%, 07/29/2049(a)		1,000		1,083		0.75%, 07/20/2015	300		301
National Australia Bank Ltd/New York						5.95%, 08/26/2036	750		853
1.30%, 07/25/2016		400		402		Wells Fargo Capital X
1.60%, 08/07/2015		150		152		5.95%, 12/15/2036	200		196
2.30%, 07/25/2018		400		403		Westpac Banking Corp
						1.13%, 09/25/2015	150		152

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)						Biotechnology (continued)
Westpac Banking Corp	(continued)					Celgene Corp
3.00%, 08/04/2015		$230		$239		2.45%, 10/15/2015	$651		$669
3.00%, 12/09/2015		77		80		Genentech Inc
4.20%, 02/27/2015		208		217		4.75%, 07/15/2015	167		177
4.88%, 11/19/2019		225		250		Gilead Sciences Inc
				$66,764		4.40%, 12/01/2021	77		82

Beverages - 0.46%									$3,103
Anheuser-Busch Cos LLC						Chemicals - 0.37%
5.50%, 01/15/2018		90		102		Agrium Inc
Anheuser-Busch InBev Finance Inc						3.50%, 06/01/2023	500		466
0.80%, 01/15/2016		100		100		Airgas Inc
Anheuser-Busch InBev Worldwide Inc						2.38%, 02/15/2020	200		189
0.80%, 07/15/2015		300		301		2.95%, 06/15/2016	77		80
2.50%, 07/15/2022		300		277		CF Industries Inc
3.75%, 07/15/2042		100		85		6.88%, 05/01/2018	100		116
4.13%, 01/15/2015		15		16		7.13%, 05/01/2020	100		117
5.00%, 04/15/2020		38		43		Dow Chemical Co/The
5.38%, 01/15/2020		68		78		2.50%, 02/15/2016	177		182
6.38%, 01/15/2040		251		306		4.13%, 11/15/2021	201		208
6.88%, 11/15/2019		51		63		4.38%, 11/15/2042	200		176
7.75%, 01/15/2019		478		597		7.38%, 11/01/2029	150		193
8.20%, 01/15/2039		51		75		8.55%, 05/15/2019	144		186
Beam Inc						9.40%, 05/15/2039	51		76
5.38%, 01/15/2016		2		2		Eastman Chemical Co
Coca-Cola Co/The						3.00%, 12/15/2015	51		53
0.75%, 03/13/2015		102		102		3.60%, 08/15/2022	100		96
1.50%, 11/15/2015		77		78		4.50%, 01/15/2021	51		52
1.65%, 03/14/2018		200		198		4.80%, 09/01/2042	100		95
1.80%, 09/01/2016		77		79		Ecolab Inc
3.15%, 11/15/2020		528		536		1.45%, 12/08/2017	300		293
Coca-Cola Femsa SAB de CV						4.35%, 12/08/2021	102		106
2.38%, 11/26/2018		400		397		5.50%, 12/08/2041	307		329
Diageo Capital PLC						EI du Pont de Nemours & Co
1.50%, 05/11/2017		200		200		2.75%, 04/01/2016	77		80
4.83%, 07/15/2020		51		56		2.80%, 02/15/2023	200		183
5.88%, 09/30/2036		219		252		3.25%, 01/15/2015	77		79
Diageo Finance BV						4.15%, 02/15/2043	100		88
3.25%, 01/15/2015		41		42		4.25%, 04/01/2021	177		187
Diageo Investment Corp						4.63%, 01/15/2020	25		27
2.88%, 05/11/2022		200		191		LyondellBasell Industries NV
Dr Pepper Snapple Group Inc						5.00%, 04/15/2019	300		333
2.60%, 01/15/2019		277		278		Potash Corp of Saskatchewan Inc
PepsiAmericas Inc						4.88%, 03/30/2020	51		55
4.88%, 01/15/2015		25		26		PPG Industries Inc
PepsiCo Inc						3.60%, 11/15/2020	251		255
0.70%, 08/13/2015		200		200		Praxair Inc
2.50%, 05/10/2016		51		53		2.20%, 08/15/2022	300		267
2.75%, 03/05/2022		128		122		5.38%, 11/01/2016	51		57
3.10%, 01/15/2015		23		24		Sherwin-Williams Co/The
3.13%, 11/01/2020		128		128		3.13%, 12/15/2014	11		11
4.50%, 01/15/2020		51		55					$4,635
4.88%, 11/01/2040		128		128
5.00%, 06/01/2018		300		337		Commercial Services - 0.01%
5.50%, 01/15/2040		51		55		McGraw Hill Financial Inc
7.90%, 11/01/2018		158		198		6.55%, 11/15/2037	51		49
				$5,780		Western Union Co/The
						5.25%, 04/01/2020	25		26
Biotechnology - 0.25%									$75
Amgen Inc
2.13%, 05/15/2017		85		86		Computers - 0.48%
2.50%, 11/15/2016		600		621		Affiliated Computer Services Inc
4.10%, 06/15/2021		501		522		5.20%, 06/01/2015	51		54
5.15%, 11/15/2041		77		77		Apple Inc
5.38%, 05/15/2043		100		103		0.45%, 05/03/2016	300		298
5.70%, 02/01/2019		12		14		1.00%, 05/03/2018	300		290
5.75%, 03/15/2040		25		27		2.40%, 05/03/2023	300		270
5.85%, 06/01/2017		279		316		3.85%, 05/04/2043	300		251
6.40%, 02/01/2039		262		300		Computer Sciences Corp
6.90%, 06/01/2038		90		109		2.50%, 09/15/2015	170		174
						4.45%, 09/15/2022	100		96

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
BONDS (continued)	Amount (000's)		Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Computers (continued)						Diversified Financial Services (continued)
Computer Sciences Corp	(continued)					American Express Credit Corp
6.50%, 03/15/2018		$302		$347		2.80%, 09/19/2016	$835		$872
EMC Corp/MA						Ameriprise Financial Inc
1.88%, 06/01/2018		300		297		4.00%, 10/15/2023	200		199
Hewlett-Packard Co						Bear Stearns Cos LLC/The
2.13%, 09/13/2015		77		78		5.55%, 01/22/2017	51		57
2.60%, 09/15/2017		154		156		6.40%, 10/02/2017	328		381
2.65%, 06/01/2016		200		206		7.25%, 02/01/2018	444		532
3.00%, 09/15/2016		128		133		BlackRock Inc
3.75%, 12/01/2020		750		748		3.38%, 06/01/2022	200		198
4.65%, 12/09/2021		180		185		3.50%, 12/10/2014	38		39
6.00%, 09/15/2041		154		154		5.00%, 12/10/2019	25		28
International Business Machines Corp						Capital One Bank USA NA
0.45%, 05/06/2016		200		198		1.15%, 11/21/2016	200		199
0.55%, 02/06/2015		328		329		3.38%, 02/15/2023	300		279
1.25%, 02/08/2018		500		489		Charles Schwab Corp/The
1.63%, 05/15/2020		200		188		2.20%, 07/25/2018	300		301
5.60%, 11/30/2039		92		103		CME Group Inc/IL
5.70%, 09/14/2017		180		207		5.30%, 09/15/2043	200		209
5.88%, 11/29/2032		200		231		Countrywide Financial Corp
6.22%, 08/01/2027		51		60		6.25%, 05/15/2016	56		62
Seagate HDD Cayman						Credit Suisse USA Inc
4.75%, 06/01/2023(d)		500		468		7.13%, 07/15/2032	300		390
Seagate Technology HDD Holdings						Ford Motor Credit Co LLC
6.80%, 10/01/2016		65		73		1.50%, 01/17/2017	500		500
				$6,083		2.75%, 05/15/2015	400		410
						3.98%, 06/15/2016	300		319
Consumer Products - 0.05%						4.25%, 02/03/2017	200		215
Avery Dennison Corp						4.25%, 09/20/2022	200		201
5.38%, 04/15/2020		25		25		4.38%, 08/06/2023	350		352
Clorox Co/The						5.00%, 05/15/2018	200		223
3.80%, 11/15/2021		128		129		5.88%, 08/02/2021	200		227
Kimberly-Clark Corp						Franklin Resources Inc
2.40%, 03/01/2022		257		239		3.13%, 05/20/2015	166		171
2.40%, 06/01/2023		150		136		General Electric Capital Corp
3.70%, 06/01/2043		150		126		1.00%, 12/11/2015	1,000		1,008
7.50%, 11/01/2018		18		22		2.15%, 01/09/2015	257		262
				$677		2.30%, 04/27/2017	257		264
Cosmetics & Personal Care - 0.17%						3.15%, 09/07/2022	400		387
Colgate-Palmolive Co						3.50%, 06/29/2015	77		80
2.95%, 11/01/2020		154		153		4.63%, 01/07/2021	77		84
Procter & Gamble Co/The						5.30%, 02/11/2021	308		345
2.30%, 02/06/2022		411		385		5.38%, 10/20/2016	554		617
3.10%, 08/15/2023		350		337		5.50%, 01/08/2020	295		338
3.50%, 02/15/2015		700		723		5.63%, 09/15/2017	154		175
4.70%, 02/15/2019		77		86		5.63%, 05/01/2018	300		345
4.85%, 12/15/2015		25		27		5.88%, 01/14/2038	266		303
5.50%, 02/01/2034		350		391		6.00%, 08/07/2019	181		212
				$2,102		6.15%, 08/07/2037	155		181
						6.38%, 11/15/2067(a)	300		325
Credit Card Asset Backed Securities - 0.09%						6.75%, 03/15/2032	381		472
Capital One Multi-Asset Execution Trust						6.88%, 01/10/2039	200		257
5.75%, 07/15/2020		476		547		Goldman Sachs Capital I
Chase Issuance Trust						6.35%, 02/15/2034	54		54
0.54%, 10/16/2017(a)		650		649		HSBC Finance Corp
				$1,196		5.00%, 06/30/2015	300		317
Distribution & Wholesale - 0.04%						6.68%, 01/15/2021	99		114
Arrow Electronics Inc						Jefferies Group LLC
3.00%, 03/01/2018		300		300		3.88%, 11/09/2015	102		106
4.50%, 03/01/2023		200		192		6.50%, 01/20/2043	200		198
				$492		6.88%, 04/15/2021	27		31
						8.50%, 07/15/2019	12		15
Diversified Financial Services - 1.49%						John Deere Capital Corp
Air Lease Corp						0.70%, 09/04/2015	200		201
3.38%, 01/15/2019		400		400		0.88%, 04/17/2015	152		153
American Express Co						1.20%, 10/10/2017	200		195
2.65%, 12/02/2022		400		371		1.30%, 03/12/2018	25		24
6.15%, 08/28/2017		128		148		1.40%, 03/15/2017	180		180
7.00%, 03/19/2018		282		337		2.25%, 06/07/2016	77		79

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Diversified Financial Services (continued)					Electric (continued)
John Deere Capital Corp (continued)					Duke Energy Indiana Inc	(continued)
2.75%, 03/15/2022	$1,128		$1,068		4.20%, 03/15/2042		$128		$118
Merrill Lynch & Co Inc					6.12%, 10/15/2035		77		85
5.30%, 09/30/2015	25		27		6.45%, 04/01/2039		300		371
6.05%, 05/16/2016	224		246		Duke Energy Ohio Inc
6.11%, 01/29/2037	450		485		5.45%, 04/01/2019		128		146
6.88%, 04/25/2018	205		242		Entergy Arkansas Inc
Murray Street Investment Trust I					3.75%, 02/15/2021		25		26
4.65%, 03/09/2017(a)	257		277		Entergy Corp
NASDAQ OMX Group Inc/The					4.70%, 01/15/2017		128		138
4.00%, 01/15/2015	51		52		5.13%, 09/15/2020		89		94
National Rural Utilities Cooperative Finance					Exelon Corp
Corp					4.90%, 06/15/2015		38		40
3.05%, 02/15/2022	102		99		Exelon Generation Co LLC
3.88%, 09/16/2015	128		135		5.20%, 10/01/2019		102		110
5.45%, 04/10/2017	400		446		6.25%, 10/01/2039		344		349
10.38%, 11/01/2018	218		295		FirstEnergy Solutions Corp
Nomura Holdings Inc					6.80%, 08/15/2039		101		102
4.13%, 01/19/2016	154		162		Florida Power & Light Co
6.70%, 03/04/2020	129		148		5.13%, 06/01/2041		154		165
ORIX Corp					5.63%, 04/01/2034		25		28
4.71%, 04/27/2015	120		125		5.69%, 03/01/2040		48		55
Private Export Funding Corp					Georgia Power Co
3.05%, 10/15/2014	25		26		0.75%, 08/10/2015		300		301
			$18,775		3.00%, 04/15/2016		77		80
					4.25%, 12/01/2019		77		84
Electric - 1.47%					4.30%, 03/15/2042		228		205
Ameren Illinois Co					Great Plains Energy Inc
2.70%, 09/01/2022	300		281		4.85%, 06/01/2021		77		81
Appalachian Power Co					Hydro-Quebec
6.70%, 08/15/2037	77		89		1.38%, 06/19/2017		300		301
7.00%, 04/01/2038	120		145		8.05%, 07/07/2024		102		136
Arizona Public Service Co					Iberdrola International BV
4.50%, 04/01/2042	77		74		6.75%, 07/15/2036		128		139
Baltimore Gas & Electric Co					LG&E and KU Energy LLC
5.90%, 10/01/2016	69		77		3.75%, 11/15/2020		77		78
Commonwealth Edison Co					Louisville Gas & Electric Co
4.00%, 08/01/2020	10		11		5.13%, 11/15/2040		51		54
5.80%, 03/15/2018	212		244		MidAmerican Energy Holdings Co
5.88%, 02/01/2033	300		340		2.00%, 11/15/2018(d)		250		246
Consolidated Edison Co of New York Inc					6.13%, 04/01/2036		156		177
4.20%, 03/15/2042	128		117		Mississippi Power Co
5.85%, 03/15/2036	51		58		4.25%, 03/15/2042		100		87
6.65%, 04/01/2019	51		61		Nevada Power Co
6.75%, 04/01/2038	125		158		5.45%, 05/15/2041		150		162
Constellation Energy Group Inc					6.50%, 05/15/2018		77		91
4.55%, 06/15/2015	15		16		7.13%, 03/15/2019		12		15
Consumers Energy Co					NextEra Energy Capital Holdings Inc
3.95%, 05/15/2043	300		265		1.20%, 06/01/2015		280		281
5.50%, 08/15/2016	73		81		2.60%, 09/01/2015		1,000		1,027
Dominion Resources Inc/VA					4.50%, 06/01/2021		351		362
4.90%, 08/01/2041	77		74		Nisource Finance Corp
5.15%, 07/15/2015	51		54		5.25%, 09/15/2017		70		77
8.88%, 01/15/2019	400		508		5.95%, 06/15/2041		25		26
DTE Electric Co					6.40%, 03/15/2018		215		247
3.45%, 10/01/2020	5		5		Northern States Power Co/MN
Duke Energy Carolinas LLC					5.25%, 03/01/2018		41		46
4.00%, 09/30/2042	100		90		5.35%, 11/01/2039		82		90
5.30%, 10/01/2015	154		167		NSTAR Electric Co
5.30%, 02/15/2040	12		13		2.38%, 10/15/2022		750		681
Duke Energy Corp					Ohio Edison Co
3.35%, 04/01/2015	215		222		8.25%, 10/15/2038		119		172
Duke Energy Florida Inc					Ohio Power Co
0.65%, 11/15/2015	300		300		6.00%, 06/01/2016		181		200
4.55%, 04/01/2020	77		84		Oncor Electric Delivery Co LLC
5.65%, 06/15/2018	128		147		5.25%, 09/30/2040		51		53
5.65%, 04/01/2040	25		28		6.80%, 09/01/2018		174		204
6.40%, 06/15/2038	66		81		7.25%, 01/15/2033		300		377
Duke Energy Indiana Inc
3.75%, 07/15/2020	37		38

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)					Electronics - 0.12%
Pacific Gas & Electric Co					Agilent Technologies Inc
3.50%, 10/01/2020	$25		$25		6.50%, 11/01/2017	$265		$307
4.45%, 04/15/2042	102		96		Honeywell International Inc
5.40%, 01/15/2040	128		136		5.30%, 03/01/2018	128		145
6.05%, 03/01/2034	452		518		5.38%, 03/01/2041	77		85
PacifiCorp					5.70%, 03/15/2037	12		14
5.65%, 07/15/2018	70		80		Jabil Circuit Inc
5.75%, 04/01/2037	400		457		4.70%, 09/15/2022	100		96
6.25%, 10/15/2037	92		110		Koninklijke Philips NV
Peco Energy Co					5.00%, 03/15/2042	128		127
2.38%, 09/15/2022	100		91		5.75%, 03/11/2018	10		11
4.80%, 10/15/2043	250		254		Thermo Fisher Scientific Inc
PPL Capital Funding Inc					1.85%, 01/15/2018	476		473
3.40%, 06/01/2023	300		279		3.20%, 05/01/2015	200		207
4.70%, 06/01/2043	100		90		4.70%, 05/01/2020	51		55
PPL Electric Utilities Corp								$1,520
2.50%, 09/01/2022	200		184
PPL Energy Supply LLC					Engineering & Construction - 0.01%
5.70%, 10/15/2035	46		49		ABB Finance USA Inc
Progress Energy Inc					2.88%, 05/08/2022	100		94
3.15%, 04/01/2022	128		123
7.75%, 03/01/2031	136		175		Entertainment - 0.02%
PSEG Power LLC					International Game Technology
2.45%, 11/15/2018	180		178		5.35%, 10/15/2023	200		206
2.75%, 09/15/2016	77		80
Public Service Co of Colorado
3.95%, 03/15/2043	100		89		Environmental Control - 0.10%
4.75%, 08/15/2041	550		555		Republic Services Inc
Public Service Co of New Mexico					4.75%, 05/15/2023	51		53
7.95%, 05/15/2018	154		183		5.25%, 11/15/2021	200		218
Public Service Electric & Gas Co					5.50%, 09/15/2019	104		117
3.50%, 08/15/2020	73		75		6.20%, 03/01/2040	59		67
3.65%, 09/01/2042	200		169		Waste Management Inc
Puget Sound Energy Inc					6.38%, 03/11/2015	77		82
4.43%, 11/15/2041	77		73		7.00%, 07/15/2028	515		623
5.80%, 03/15/2040	51		58		7.38%, 03/11/2019	77		93
San Diego Gas & Electric Co								$1,253
5.35%, 05/15/2040	84		93		Federal & Federally Sponsored Credit - 0.08%
South Carolina Electric & Gas Co					Federal Farm Credit Banks
5.45%, 02/01/2041	77		84		0.50%, 06/23/2015	500		501
Southern California Edison Co					0.54%, 11/07/2016	200		199
4.05%, 03/15/2042	318		288		0.73%, 08/15/2016	100		100
5.50%, 03/15/2040	102		113		1.50%, 11/16/2015	257		262
5.95%, 02/01/2038	117		136					$1,062
Southern Power Co
5.25%, 07/15/2043	200		199		Finance - Mortgage Loan/Banker - 3.81%
Southwestern Electric Power Co					Fannie Mae
6.20%, 03/15/2040	51		56		0.00%, 06/01/2017(c)	154		147
6.45%, 01/15/2019	125		144		0.00%, 10/09/2019(c)	190		162
TransAlta Corp					0.38%, 03/16/2015	257		257
6.50%, 03/15/2040	25		24		0.50%, 05/27/2015	500		501
Union Electric Co					0.50%, 03/28/2016	350		350
6.40%, 06/15/2017	77		88		0.50%, 03/30/2016	525		524
Virginia Electric and Power Co					0.50%, 04/29/2016	415		414
2.75%, 03/15/2023	500		465		0.52%, 05/27/2016	500		499
4.65%, 08/15/2043	250		249		0.55%, 02/27/2015	450		450
6.00%, 05/15/2037	77		90		0.57%, 04/18/2016	500		499
8.88%, 11/15/2038	10		15		0.63%, 08/26/2016	1,000		998
Westar Energy Inc					0.88%, 08/28/2017	500		494
5.10%, 07/15/2020	167		187		0.88%, 12/20/2017	800		783
Xcel Energy Inc					0.88%, 02/08/2018	1,000		975
0.75%, 05/09/2016	500		496		0.88%, 05/21/2018	1,000		967
			$18,589		0.95%, 08/23/2017	700		692
					1.00%, 12/28/2017	500		489
Electrical Components & Equipment - 0.01%					1.00%, 04/30/2018	575		561
Emerson Electric Co					1.05%, 08/26/2016	350		350
2.63%, 02/15/2023	100		93		1.07%, 09/27/2017	300		296
4.88%, 10/15/2019	25		28		1.13%, 04/27/2017	500		502
			$121		1.13%, 03/28/2018	200		195
					1.15%, 02/28/2018	400		392

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Finance - Mortgage Loan/Banker (continued)						Finance - Mortgage Loan/Banker (continued)
Fannie Mae (continued)						Freddie Mac (continued)
1.25%, 09/28/2016	$321		$326			5.00%, 02/16/2017	$102		$115
1.25%, 01/30/2017	1,192		1,206			5.00%, 04/18/2017	257		290
1.38%, 11/15/2016	257		261			5.13%, 11/17/2017	180		205
1.55%, 10/29/2019	250		237			5.25%, 04/18/2016	180		199
1.63%, 10/26/2015	2,007		2,051			5.50%, 07/18/2016	321		360
2.38%, 07/28/2015	102		105			5.50%, 08/23/2017	231		266
2.38%, 04/11/2016	180		188			6.25%, 07/15/2032	231		292
2.50%, 02/22/2023	500		456			6.75%, 03/15/2031	577		763
4.38%, 10/15/2015	102		109						$48,132
5.00%, 03/15/2016	321		353
5.00%, 02/13/2017	64		72		Food	- 0.52%
5.00%, 05/11/2017	64		72			Campbell Soup Co
5.25%, 09/15/2016	701		786			3.05%, 07/15/2017	128		133
5.38%, 06/12/2017	321		367			4.25%, 04/15/2021	51		52
5.63%, 07/15/2037	200		238			ConAgra Foods Inc
6.00%, 04/18/2036	51		56			1.30%, 01/25/2016	200		200
6.63%, 11/15/2030	602		783			2.10%, 03/15/2018	200		198
7.13%, 01/15/2030	199		270			3.25%, 09/15/2022	100		94
7.25%, 05/15/2030	780		1,071			4.65%, 01/25/2043	100		92
Federal Home Loan Banks						Delhaize Group SA
0.25%, 01/16/2015	500		500			5.70%, 10/01/2040	102		97
0.38%, 08/28/2015	1,500		1,501			General Mills Inc
0.38%, 06/24/2016	800		797			3.15%, 12/15/2021	77		75
0.45%, 12/28/2015	200		200			5.65%, 02/15/2019	75		87
0.50%, 11/20/2015	500		501			5.70%, 02/15/2017	500		561
1.00%, 06/21/2017	500		498			Kellogg Co
1.25%, 02/28/2018	260		255			1.75%, 05/17/2017	1,000		999
1.38%, 03/09/2018	1,000		991			4.00%, 12/15/2020	177		184
1.63%, 06/14/2019	500		487			Kraft Foods Group Inc
2.75%, 03/13/2015	180		185			1.63%, 06/04/2015	300		304
2.88%, 06/12/2015	295		306			3.50%, 06/06/2022	300		292
4.50%, 02/18/2015	255		267			5.00%, 06/04/2042	200		197
4.75%, 12/16/2016	60		67			5.38%, 02/10/2020	95		107
4.88%, 05/17/2017	320		361			6.50%, 02/09/2040	75		87
5.00%, 11/17/2017	690		787			6.88%, 01/26/2039	161		196
5.38%, 05/18/2016	575		640			Kroger Co/The
5.38%, 09/30/2022	500		580			3.40%, 04/15/2022	154		149
5.50%, 07/15/2036	180		208			4.95%, 01/15/2015	77		80
5.63%, 06/11/2021	150		177			5.15%, 08/01/2043	300		293
Freddie Mac						5.40%, 07/15/2040	25		25
0.42%, 09/18/2015	750		750			6.15%, 01/15/2020	12		14
0.50%, 04/17/2015	1,000		1,003			6.40%, 08/15/2017	18		21
0.50%, 01/28/2016	350		350			7.50%, 04/01/2031	400		485
0.50%, 05/13/2016	1,000		999			Mondelez International Inc
0.75%, 01/12/2018	500		487			4.13%, 02/09/2016	615		652
0.88%, 10/14/2016	1,000		1,003			6.50%, 02/09/2040	200		239
0.88%, 03/07/2018	500		486			Safeway Inc
1.00%, 03/08/2017	1,500		1,502			3.40%, 12/01/2016	113		118
1.20%, 03/06/2017	205		205			3.95%, 08/15/2020	32		32
1.20%, 06/12/2018	640		628			Unilever Capital Corp
1.25%, 05/12/2017	257		259			2.20%, 03/06/2019	250		250
1.25%, 08/01/2019	500		476			5.90%, 11/15/2032	230		282
1.25%, 10/02/2019	500		474						$6,595
1.38%, 05/01/2020	1,000		938			Forest Products & Paper - 0.09%
1.40%, 08/22/2019	500		469			Georgia-Pacific LLC
1.75%, 09/10/2015	564		577			7.75%, 11/15/2029	51		65
2.00%, 08/25/2016	500		517			8.00%, 01/15/2024	228		293
2.25%, 03/13/2020	350		344			International Paper Co
2.38%, 01/13/2022	757		724			7.30%, 11/15/2039	25		31
2.50%, 05/27/2016	180		188			7.50%, 08/15/2021	136		167
2.88%, 02/09/2015	878		904			7.95%, 06/15/2018	300		364
3.00%, 01/18/2028	205		177			9.38%, 05/15/2019	61		80
3.75%, 03/27/2019	1,052		1,147			MeadWestvaco Corp
4.38%, 07/17/2015	51		54			7.38%, 09/01/2019	100		119
4.50%, 01/15/2015	64		67			Plum Creek Timberlands LP
4.75%, 11/17/2015	564		610			4.70%, 03/15/2021	51		53
4.75%, 01/19/2016	231		251						$1,172
4.88%, 06/13/2018	212		241

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
	BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Gas	- 0.03%					Healthcare - Services (continued)
	CenterPoint Energy Inc					WellPoint Inc (continued)
	6.50%, 05/01/2018	$77		$90		5.25%, 01/15/2016	$33		$36
	National Grid PLC					5.85%, 01/15/2036	250		270
	6.30%, 08/01/2016	41		46					$4,849
	Sempra Energy
	6.00%, 10/15/2039	112		123		Home Furnishings - 0.01%
	6.15%, 06/15/2018	120		138		Whirlpool Corp
				$397		4.85%, 06/15/2021	77		81

	Hand & Machine Tools - 0.02%					Insurance - 1.03%
	Stanley Black & Decker Inc					Aegon NV
	2.90%, 11/01/2022	200		186		4.63%, 12/01/2015	23		25
						Aflac Inc
	Healthcare - Products - 0.22%					3.45%, 08/15/2015	220		230
	Baxter International Inc					6.45%, 08/15/2040	132		155
	1.85%, 06/15/2018	500		494		8.50%, 05/15/2019	12		15
	2.40%, 08/15/2022	250		227		Allstate Corp/The
	4.25%, 03/15/2020	51		55		5.55%, 05/09/2035	200		219
	5.90%, 09/01/2016	18		20		American International Group Inc
	Becton Dickinson and Co					3.00%, 03/20/2015	128		131
	5.00%, 11/12/2040	51		53		4.88%, 06/01/2022	250		269
	Boston Scientific Corp					5.60%, 10/18/2016	577		643
	4.13%, 10/01/2023	350		347		5.85%, 01/16/2018	154		177
	6.00%, 01/15/2020	51		58		6.25%, 05/01/2036	500		579
	6.25%, 11/15/2015	51		56		6.40%, 12/15/2020	228		269
	7.38%, 01/15/2040	51		63		8.25%, 08/15/2018	313		392
	Covidien International Finance SA					Aon Corp
	6.00%, 10/15/2017	123		141		5.00%, 09/30/2020	128		141
	Medtronic Inc					Aon PLC
	2.75%, 04/01/2023	200		185		4.45%, 05/24/2043	300		267
	3.00%, 03/15/2015	128		132		Arch Capital Group US Inc
	4.00%, 04/01/2043	150		132		5.14%, 11/01/2043	375		375
	4.45%, 03/15/2020	102		112		AXA SA
	St Jude Medical Inc					8.60%, 12/15/2030	38		47
	3.25%, 04/15/2023	600		560		Berkshire Hathaway Finance Corp
	Stryker Corp					1.30%, 05/15/2018	300		293
	4.10%, 04/01/2043	200		177		2.00%, 08/15/2018	500		500
	4.38%, 01/15/2020	25		27		4.25%, 01/15/2021	102		108
				$2,839		4.30%, 05/15/2043	300		270
						5.75%, 01/15/2040	115		127
	Healthcare - Services - 0.38%					Berkshire Hathaway Inc
	Aetna Inc					1.90%, 01/31/2017	128		131
	1.50%, 11/15/2017	100		98		3.20%, 02/11/2015	178		183
	4.13%, 06/01/2021	102		107		3.40%, 01/31/2022	205		204
	4.13%, 11/15/2042	100		87		Chubb Corp/The
	6.63%, 06/15/2036	105		126		6.50%, 05/15/2038	10		12
	6.75%, 12/15/2037	112		137		CNA Financial Corp
	Cigna Corp					5.75%, 08/15/2021	77		86
	2.75%, 11/15/2016	128		133		Fidelity National Financial Inc
	5.38%, 02/15/2042	128		133		6.60%, 05/15/2017	51		57
	Coventry Health Care Inc					Genworth Holdings Inc
	5.45%, 06/15/2021	500		556		4.90%, 08/15/2023	500		500
	Howard Hughes Medical Institute					7.70%, 06/15/2020	25		30
	3.50%, 09/01/2023	400		393		Hartford Financial Services Group Inc
	Quest Diagnostics Inc					5.38%, 03/15/2017	177		195
	4.70%, 04/01/2021	102		105		6.63%, 03/30/2040	25		30
	4.75%, 01/30/2020	3		3		ING US Inc
	5.45%, 11/01/2015	18		19		5.50%, 07/15/2022	350		381
	UnitedHealth Group Inc					5.70%, 07/15/2043	300		313
	0.85%, 10/15/2015	160		161		Lincoln National Corp
	1.40%, 10/15/2017	400		395		6.15%, 04/07/2036	80		91
	2.88%, 03/15/2022	180		171		7.00%, 06/15/2040	47		59
	4.38%, 03/15/2042	750		685		8.75%, 07/01/2019	141		182
	4.70%, 02/15/2021	90		98		Loews Corp
	6.50%, 06/15/2037	77		91		2.63%, 05/15/2023	200		179
	6.88%, 02/15/2038	141		176		4.13%, 05/15/2043	200		170
	WellPoint Inc					Markel Corp
	2.30%, 07/15/2018	500		496		5.00%, 03/30/2043	200		187
	3.30%, 01/15/2023	300		280
	4.65%, 01/15/2043	100		93

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal						Principal
BONDS (continued)	Amount (000's)	Value	(000	's)		BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)						Lodging - 0.02%
MetLife Inc						Wyndham Worldwide Corp
4.37%, 09/15/2023(a)	$200		$204			3.90%, 03/01/2023	$300		$283
5.70%, 06/15/2035	164		179
6.40%, 12/15/2066(a)	288		296
6.75%, 06/01/2016	257		292			Machinery - Construction & Mining - 0.11%
7.72%, 02/15/2019	225		279			Caterpillar Financial Services Corp
PartnerRe Finance B LLC						1.10%, 05/29/2015	100		101
						1.63%, 06/01/2017	150		151
5.50%, 06/01/2020	25		27			2.45%, 09/06/2018	200		203
Progressive Corp/The
3.75%, 08/23/2021	277		282			2.65%, 04/01/2016	77		80
						7.05%, 10/01/2018	200		241
Protective Life Corp						7.15%, 02/15/2019	113		139
8.45%, 10/15/2039	51		65
Prudential Financial Inc						Caterpillar Inc
						3.80%, 08/15/2042	105		88
3.00%, 05/12/2016	600		625			6.05%, 08/15/2036	332		379
3.88%, 01/14/2015	180		186
4.50%, 11/16/2021	128		136						$1,382
4.75%, 09/17/2015	51		54			Machinery - Diversified - 0.03%
5.70%, 12/14/2036	25		27			Deere & Co
5.80%, 11/16/2041	51		57			4.38%, 10/16/2019	56		62
5.88%, 09/15/2042(a)	100		102			Rockwell Automation Inc
6.00%, 12/01/2017	77		89			6.25%, 12/01/2037	51		60
6.63%, 12/01/2037	126		151			Roper Industries Inc
7.38%, 06/15/2019	350		430			1.85%, 11/15/2017	300		297
Reinsurance Group of America Inc									$419
4.70%, 09/15/2023	200		202
Travelers Cos Inc/The					Media	- 1.09%
5.90%, 06/02/2019	350		410			21st Century Fox America Inc
6.25%, 06/15/2037	12		14			4.50%, 02/15/2021	200		214
6.75%, 06/20/2036	51		64			5.65%, 08/15/2020	51		57
Unum Group						6.15%, 02/15/2041	577		643
7.13%, 09/30/2016	77		87			6.20%, 12/15/2034	154		170
Validus Holdings Ltd						6.40%, 12/15/2035	128		145
8.88%, 01/26/2040	51		67			6.90%, 03/01/2019	154		185
Willis Group Holdings PLC						CBS Corp
4.13%, 03/15/2016	128		134			1.95%, 07/01/2017	200		200
WR Berkley Corp						4.85%, 07/01/2042	200		180
6.25%, 02/15/2037	29		32			5.75%, 04/15/2020	65		73
XLIT Ltd						7.88%, 07/30/2030	178		221
2.30%, 12/15/2018	350		344			Comcast Corp
			$13,057			2.85%, 01/15/2023	100		92
						4.25%, 01/15/2033	100		93
Internet - 0.07%						4.65%, 07/15/2042	100		93
Amazon.com Inc						5.15%, 03/01/2020	274		306
0.65%, 11/27/2015	200		200			5.90%, 03/15/2016	1,128		1,246
1.20%, 11/29/2017	100		98			6.30%, 11/15/2017	128		149
2.50%, 11/29/2022	100		90			6.45%, 03/15/2037	60		70
eBay Inc						6.95%, 08/15/2037	274		337
1.63%, 10/15/2015	51		52			7.05%, 03/15/2033	300		363
2.60%, 07/15/2022	100		92			COX Communications Inc
4.00%, 07/15/2042	100		84			5.45%, 12/15/2014	82		86
Expedia Inc						5.50%, 10/01/2015	25		27
7.46%, 08/15/2018	128		149			DIRECTV Holdings LLC / DIRECTV
Google Inc						Financing Co Inc
2.13%, 05/19/2016	51		53			1.75%, 01/15/2018	600		589
3.63%, 05/19/2021	51		53			2.40%, 03/15/2017	200		204
			$871			3.55%, 03/15/2015	199		206
						3.80%, 03/15/2022	102		98
Iron & Steel - 0.15%						4.60%, 02/15/2021	171		177
Allegheny Technologies Inc						5.88%, 10/01/2019	56		63
5.88%, 08/15/2023	350		353			6.00%, 08/15/2040	163		161
Cliffs Natural Resources Inc						Discovery Communications LLC
4.88%, 04/01/2021	128		125			3.25%, 04/01/2023	200		186
Nucor Corp						3.70%, 06/01/2015	32		33
5.75%, 12/01/2017	12		14			5.05%, 06/01/2020	51		56
Vale Overseas Ltd						5.63%, 08/15/2019	51		57
5.63%, 09/15/2019	546		592			6.35%, 06/01/2040	43		48
6.25%, 01/23/2017	351		389			Historic TW Inc
6.88%, 11/21/2036	367		379			6.88%, 06/15/2018	25		30
8.25%, 01/17/2034	38		44			NBCUniversal Media LLC
			$1,896			3.65%, 04/30/2015	129		134

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal						Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Media (continued)						Mining (continued)
NBCUniversal Media LLC	(continued)					Barrick PD Australia Finance Pty Ltd
4.38%, 04/01/2021		$151		$160		4.95%, 01/15/2020		$60		$61
5.15%, 04/30/2020		75		84		5.95%, 10/15/2039		90		78
5.95%, 04/01/2041		100		109		BHP Billiton Finance USA Ltd
6.40%, 04/30/2040		251		289		1.63%, 02/24/2017		128		128
Reed Elsevier Capital Inc						3.25%, 11/21/2021		128		127
3.13%, 10/15/2022		125		116		4.13%, 02/24/2042		128		114
Thomson Reuters Corp						5.00%, 09/30/2043		500		508
0.88%, 05/23/2016		300		298		6.50%, 04/01/2019		23		27
4.50%, 05/23/2043		300		254		Freeport-McMoRan Copper & Gold Inc
5.85%, 04/15/2040		25		25		1.40%, 02/13/2015		300		302
Time Warner Cable Inc						3.55%, 03/01/2022		302		287
3.50%, 02/01/2015		25		26		3.88%, 03/15/2023		1,000		946
4.00%, 09/01/2021		180		167		Newmont Mining Corp
5.50%, 09/01/2041		300		249		3.50%, 03/15/2022		102		87
5.85%, 05/01/2017		51		56		5.13%, 10/01/2019		51		53
6.55%, 05/01/2037		151		140		6.25%, 10/01/2039		118		104
6.75%, 07/01/2018		51		57		Placer Dome Inc
6.75%, 06/15/2039		77		72		6.45%, 10/15/2035		150		139
7.30%, 07/01/2038		300		299		Rio Tinto Alcan Inc
8.25%, 04/01/2019		154		180		5.75%, 06/01/2035		650		682
8.75%, 02/14/2019		48		57		6.13%, 12/15/2033		77		87
Time Warner Entertainment Co LP						Rio Tinto Finance USA Ltd
8.38%, 07/15/2033		95		103		2.25%, 09/20/2016		200		206
Time Warner Inc						3.75%, 09/20/2021		128		129
3.15%, 07/15/2015		79		82		6.50%, 07/15/2018		203		240
4.00%, 01/15/2022		180		182		7.13%, 07/15/2028		12		15
4.05%, 12/15/2023		500		499		9.00%, 05/01/2019		83		108
4.70%, 01/15/2021		81		86		Rio Tinto Finance USA PLC
4.88%, 03/15/2020		42		46		4.75%, 03/22/2042		328		319
5.38%, 10/15/2041		128		129		Southern Copper Corp
5.88%, 11/15/2016		180		203		5.38%, 04/16/2020		25		27
6.10%, 07/15/2040		43		47		6.75%, 04/16/2040		258		250
6.20%, 03/15/2040		51		56		Teck Resources Ltd
6.50%, 11/15/2036		120		136		2.50%, 02/01/2018		300		302
7.63%, 04/15/2031		445		563		3.00%, 03/01/2019		102		102
Viacom Inc						4.50%, 01/15/2021		200		201
2.50%, 12/15/2016		102		105		6.25%, 07/15/2041		154		153
3.25%, 03/15/2023		750		695						$6,450
3.88%, 12/15/2021		128		127
4.25%, 09/15/2015		22		23		Miscellaneous Manufacturing - 0.18%
4.38%, 03/15/2043		100		84		3	M Co
6.88%, 04/30/2036		166		192		1.38%, 09/29/2016		128		130
Walt Disney Co/The						5.70%, 03/15/2037		38		44
0.45%, 12/01/2015		250		250		Crane Co
0.88%, 12/01/2014		200		201		4.45%, 12/15/2023		100		99
1.10%, 12/01/2017		100		99		Danaher Corp
1.35%, 08/16/2016		51		52		5.63%, 01/15/2018		128		146
2.75%, 08/16/2021		102		98		Dover Corp
3.70%, 12/01/2042		100		83		5.38%, 03/01/2041		77		83
7.00%, 03/01/2032		51		65		Eaton Corp
				$13,836		0.95%, 11/02/2015		200		201
						1.50%, 11/02/2017		100		98
Metal Fabrication & Hardware - 0.05%						2.75%, 11/02/2022		100		93
Precision Castparts Corp						4.00%, 11/02/2032		100		92
0.70%, 12/20/2015		200		200		4.15%, 11/02/2042		50		44
1.25%, 01/15/2018		200		195		GE Capital Trust I
2.50%, 01/15/2023		100		91		6.38%, 11/15/2067		15		16
3.90%, 01/15/2043		175		152		General Electric Co
				$638		0.85%, 10/09/2015		100		100
						2.70%, 10/09/2022		300		281
Mining - 0.51%						4.13%, 10/09/2042		300		277
Alcoa Inc						5.25%, 12/06/2017		300		340
5.40%, 04/15/2021		51		52		Parker Hannifin Corp
5.90%, 02/01/2027		51		50		3.50%, 09/15/2022		77		75
6.15%, 08/15/2020		12		13		Textron Inc
6.50%, 06/15/2018		167		187		6.20%, 03/15/2015		9		10
Barrick Gold Corp						Tyco Electronics Group SA
4.10%, 05/01/2023		150		135		6.55%, 10/01/2017		112		128
6.95%, 04/01/2019		200		231

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Miscellaneous Manufacturing (continued)					Mortgage Backed Securities (continued)
Tyco Electronics Group SA	(continued)				GS Mortgage Securities Trust 2007-GG10
7.13%, 10/01/2037		$14	$16		(continued)
			$2,273		5.80%, 08/10/2045(a)	$514	$565
					JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 1.49%					Securities Trust 2005-LDP2
Banc of America Commercial Mortgage Trust					4.74%, 07/15/2042	90	94
2006-3					4.78%, 07/15/2042	77	81
5.89%, 07/10/2044		15	17		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2005-LDP5
2006-5					5.24%, 12/15/2044(a)	700	755
5.41%, 09/10/2047(a)		514	558
					JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2006-CIBC17
2007-2					5.43%, 12/12/2043	305	330
5.63%, 04/10/2049		11	10		JP Morgan Chase Commercial Mortgage
Banc of America Commercial Mortgage Trust					Securities Trust 2006-LDP7
2008-1					5.86%, 04/15/2045(a)	257	283
6.21%, 02/10/2051(a)		41	47
					JP Morgan Chase Commercial Mortgage
Banc of America Merrill Lynch Commercial					Securities Trust 2006-LDP8
Mortgage Inc					5.44%, 05/15/2045(a)	17	18
5.18%, 09/10/2047(a)		129	137
					JP Morgan Chase Commercial Mortgage
Bear Stearns Commercial Mortgage Securities					Securities Trust 2006-LDP9
Trust 2005-PWR10					5.34%, 05/15/2047	342	374
5.41%, 12/11/2040		125	133		JP Morgan Chase Commercial Mortgage
Bear Stearns Commercial Mortgage Securities					Securities Trust 2007-LDP10
Trust 2006-PWR12					5.42%, 01/15/2049	554	608
5.71%, 09/11/2038(a)		99	108
					JP Morgan Chase Commercial Mortgage
Bear Stearns Commercial Mortgage Securities					Securities Trust 2011-C5
Trust 2006-PWR13					4.17%, 08/15/2046	257	270
5.54%, 09/11/2041		129	140		LB Commercial Mortgage Trust 2007-C3
Bear Stearns Commercial Mortgage Securities					5.88%, 07/15/2044(a)	63	71
Trust 2006-PWR14					LB-UBS Commercial Mortgage Trust 2005-
5.20%, 12/11/2038		500	546		C3
Bear Stearns Commercial Mortgage Securities					4.79%, 07/15/2040(a)	257	270
Trust 2006-TOP24					4.84%, 07/15/2040	180	187
5.54%, 10/12/2041		194	212		LB-UBS Commercial Mortgage Trust 2005-
CD 2006-CD3 Mortgage Trust					C5
5.62%, 10/15/2048		82	90		5.02%, 09/15/2040	142	150
CD 2007-CD4 Commercial Mortgage Trust					LB-UBS Commercial Mortgage Trust 2005-
5.29%, 12/11/2049(a)		500	509
COMM 2007-C9 Mortgage Trust					C7
5.80%, 12/10/2049 (a)		129	145		5.20%, 11/15/2030	629	663
					LB-UBS Commercial Mortgage Trust 2006-
COMM 2013-LC6 Mortgage Trust					C3
2.94%, 01/10/2046		500	468		5.66%, 03/15/2039	129	138
Commercial Mortgage Loan Trust 2008-LS1					LB-UBS Commercial Mortgage Trust 2007-
6.01%, 12/10/2049(a)		89	98
					C2
Commercial Mortgage Pass Through					5.43%, 02/15/2040	1,078	1,187
Certificates					LB-UBS Commercial Mortgage Trust 2007-
2.82%, 10/15/2045(a)		500	470
					C6
Commercial Mortgage Trust 2007-GG11					5.86%, 07/15/2040(a)	44	47
5.74%, 12/10/2049		386	431		Merrill Lynch Mortgage Trust 2005-CKI1
Commercial Mortgage Trust 2007-GG9					5.28%, 11/12/2037(a)	528	560
5.44%, 03/10/2039(a)		217	239
					Merrill Lynch Mortgage Trust 2006-C2
Credit Suisse Commercial Mortgage Trust					5.74%, 08/12/2043	776	850
Series 2006-C4					Merrill Lynch Mortgage Trust 2007-C1
5.47%, 09/15/2039		468	509		5.86%, 06/12/2050(a)	77	86
Credit Suisse Commercial Mortgage Trust					Morgan Stanley Capital I Trust 2006-HQ8
Series 2007-C4					5.42%, 03/12/2044(a)	257	275
5.76%, 09/15/2039(a)		89	94
					Morgan Stanley Capital I Trust 2007-HQ12
GE Capital Commercial Mortgage Corp					5.60%, 04/12/2049(a)	135	135
5.31%, 11/10/2045(a)		26	27		5.60%, 04/12/2049(a)	278	305
GMAC Commercial Mortgage Securities Inc					Morgan Stanley Capital I Trust 2007-IQ13
Series 2006-C1 Trust					5.36%, 03/15/2044(a)	100	110
5.24%, 11/10/2045		800	841		Morgan Stanley Capital I Trust 2007-IQ16
GS Mortgage Securities Corp II					5.81%, 12/12/2049	500	559
2.77%, 11/10/2045		500	465		Morgan Stanley Capital I Trust 2007-TOP25
GS Mortgage Securities Corp II Series 2005-					5.51%, 11/12/2049	257	284
GG4					UBS Commercial Mortgage Trust 2012-C1
4.76%, 07/10/2039(a)		989	1,025		3.40%, 05/10/2045(a)	500	493
GS Mortgage Securities Trust 2007-GG10
5.80%, 08/10/2045(a)		47	49

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

		Principal					Principal
BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)						Oil & Gas (continued)
UBS-Barclays Commercial Mortgage Trust						ConocoPhillips
2013	-C6					4.60%, 01/15/2015	$257		$268
3.24%, 04/10/2046(a)		$500		$478		6.00%, 01/15/2020	293		344
Wachovia Bank Commercial Mortgage Trust						6.50%, 02/01/2039	169		212
Series 2005-C22						ConocoPhillips Canada Funding Co I
5.29%, 12/15/2044(a)		129		137		5.63%, 10/15/2016	77		86
Wachovia Bank Commercial Mortgage Trust						ConocoPhillips Holding Co
Series 2006-C23						6.95%, 04/15/2029	202		256
5.42%, 01/15/2045		193		208		Continental Resources Inc/OK
Wachovia Bank Commercial Mortgage Trust						5.00%, 09/15/2022	500		519
Series 2006-C27						Devon Energy Corp
5.80%, 07/15/2045		287		313		1.88%, 05/15/2017	102		103
Wachovia Bank Commercial Mortgage Trust						5.60%, 07/15/2041	125		130
Series 2007-C34						6.30%, 01/15/2019	154		178
5.68%, 05/15/2046(a)		90		100		7.95%, 04/15/2032	192		250
Wells Fargo Commercial Mortgage Trust						Devon Financing Corp LLC
2012	-LC5					7.88%, 09/30/2031	128		165
2.92%, 10/15/2045		500		472		Ecopetrol SA
				$18,824		4.25%, 09/18/2018	250		264
						5.88%, 09/18/2023	250		264
Office & Business Equipment - 0.05%						Encana Corp
Pitney Bowes Inc						3.90%, 11/15/2021	200		199
5.75%, 09/15/2017		177		195		5.90%, 12/01/2017	25		28
Xerox Corp						6.50%, 02/01/2038	166		182
2.95%, 03/15/2017		154		158		Ensco PLC
4.25%, 02/15/2015		48		50		3.25%, 03/15/2016	51		53
4.50%, 05/15/2021		226		233		4.70%, 03/15/2021	200		212
5.63%, 12/15/2019		21		23		EOG Resources Inc
				$659		2.63%, 03/15/2023	200		182
Oil & Gas - 2.02%						4.40%, 06/01/2020	51		55
Alberta Energy Co Ltd						EQT Corp
7.38%, 11/01/2031		77		90		6.50%, 04/01/2018	127		143
Anadarko Finance Co						Hess Corp
7.50%, 05/01/2031		77		94		5.60%, 02/15/2041	51		53
Anadarko Petroleum Corp						7.13%, 03/15/2033	200		241
5.95%, 09/15/2016		178		198		7.30%, 08/15/2031	38		46
6.20%, 03/15/2040		25		28		8.13%, 02/15/2019	25		31
6.38%, 09/15/2017		206		236		Husky Energy Inc
6.45%, 09/15/2036		225		253		7.25%, 12/15/2019	550		664
Apache Corp						Marathon Oil Corp
3.63%, 02/01/2021		577		594		5.90%, 03/15/2018	251		286
4.75%, 04/15/2043		128		124		6.60%, 10/01/2037	23		28
5.10%, 09/01/2040		92		93		Marathon Petroleum Corp
BP Capital Markets PLC						3.50%, 03/01/2016	77		80
1.85%, 05/05/2017		200		202		5.13%, 03/01/2021	77		83
2.50%, 11/06/2022		200		182		Nabors Industries Inc
3.13%, 10/01/2015		151		158		2.35%, 09/15/2016 (d)	300		303
3.20%, 03/11/2016		102		107		Nexen Energy ULC
3.56%, 11/01/2021		200		202		6.40%, 05/15/2037	157		179
3.88%, 03/10/2015		415		432		7.50%, 07/30/2039	15		19
4.74%, 03/11/2021		128		140		Noble Energy Inc
4.75%, 03/10/2019		25		28		5.25%, 11/15/2043	750		749
Canadian Natural Resources Ltd						6.00%, 03/01/2041	102		109
5.70%, 05/15/2017		516		580		8.25%, 03/01/2019	400		497
6.25%, 03/15/2038		164		184		Noble Holding International Ltd
Cenovus Energy Inc						2.50%, 03/15/2017	128		128
5.70%, 10/15/2019		152		173		3.45%, 08/01/2015	25		26
6.75%, 11/15/2039		128		150		6.20%, 08/01/2040	25		26
Chevron Corp						Occidental Petroleum Corp
2.36%, 12/05/2022		300		273		2.70%, 02/15/2023	300		275
4.95%, 03/03/2019		400		454		4.13%, 06/01/2016	77		83
CNOOC Finance 2013 Ltd						Pemex Project Funding Master Trust
1.13%, 05/09/2016		150		149		5.75%, 03/01/2018	141		157
1.75%, 05/09/2018		150		147		6.63%, 06/15/2035	286		301
3.00%, 05/09/2023		150		134		Petrobras Global Finance BV
4.25%, 05/09/2043		100		84		3.00%, 01/15/2019	700		655
Conoco Funding Co						4.38%, 05/20/2023	200		178
7.25%, 10/15/2031		200		258		5.63%, 05/20/2043	200		163

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)					Oil & Gas (continued)
Petrobras International Finance Co					Valero Energy Corp
2.88%, 02/06/2015	$228		$231		4.50%, 02/01/2015	$7		$7
3.88%, 01/27/2016	377		388		6.13%, 02/01/2020	138		158
5.38%, 01/27/2021	205		203		6.63%, 06/15/2037	34		39
5.75%, 01/20/2020	238		245		7.50%, 04/15/2032	15		18
5.88%, 03/01/2018	77		82		9.38%, 03/15/2019	128		165
6.75%, 01/27/2041	177		165					$25,593
6.88%, 01/20/2040	25		24
7.88%, 03/15/2019	116		131		Oil & Gas Services - 0.21%
Petro-Canada					Baker Hughes Inc
6.80%, 05/15/2038	12		14		5.13%, 09/15/2040	281		298
7.88%, 06/15/2026	200		257		7.50%, 11/15/2018	12		15
Petroleos Mexicanos					Cameron International Corp
3.50%, 07/18/2018	400		410		6.38%, 07/15/2018	154		179
4.88%, 03/15/2015	205		215		Halliburton Co
4.88%, 01/24/2022	385		396		1.00%, 08/01/2016	300		301
5.50%, 01/21/2021	208		224		3.25%, 11/15/2021	651		644
5.50%, 06/27/2044	350		319		4.50%, 11/15/2041	51		48
8.00%, 05/03/2019	31		38		5.90%, 09/15/2018	350		407
Phillips 66					7.45%, 09/15/2039	10		13
1.95%, 03/05/2015	200		203		Weatherford International Ltd/Bermuda
2.95%, 05/01/2017	128		133		5.13%, 09/15/2020	51		55
4.30%, 04/01/2022	128		130		6.00%, 03/15/2018	12		13
5.88%, 05/01/2042	128		139		6.75%, 09/15/2040	51		55
Pioneer Natural Resources Co					7.00%, 03/15/2038	400		443
3.95%, 07/15/2022	100		100		9.63%, 03/01/2019	164		211
Pride International Inc								$2,682
6.88%, 08/15/2020	77		92		Other Asset Backed Securities - 0.01%
Rowan Cos Inc					CenterPoint Energy Restoration Bond Co
5.00%, 09/01/2017	23		25		LLC
Shell International Finance BV					3.46%, 08/15/2019	103		109
1.13%, 08/21/2017	200		197
2.38%, 08/21/2022	100		92
3.10%, 06/28/2015	159		165		Pharmaceuticals - 1.09%
3.40%, 08/12/2023	500		487		Abbott Laboratories
3.63%, 08/21/2042	100		84		5.30%, 05/27/2040	200		218
4.30%, 09/22/2019	651		714		AbbVie Inc
4.38%, 03/25/2020	25		27		1.20%, 11/06/2015	300		303
5.50%, 03/25/2040	25		28		1.75%, 11/06/2017	300		299
6.38%, 12/15/2038	43		53		2.00%, 11/06/2018	200		198
Southwestern Energy Co					2.90%, 11/06/2022	200		187
4.10%, 03/15/2022	150		149		4.40%, 11/06/2042	200		187
Statoil ASA					Actavis Inc
1.15%, 05/15/2018	400		386		1.88%, 10/01/2017	200		198
2.65%, 01/15/2024	400		361		3.25%, 10/01/2022	150		140
3.15%, 01/23/2022	102		100		4.63%, 10/01/2042	100		91
3.95%, 05/15/2043	200		175		6.13%, 08/15/2019	12		14
5.10%, 08/17/2040	263		273		AstraZeneca PLC
5.25%, 04/15/2019	23		26		1.95%, 09/18/2019	100		97
Suncor Energy Inc					4.00%, 09/18/2042	100		87
6.10%, 06/01/2018	128		148		5.90%, 09/15/2017	77		88
6.50%, 06/15/2038	126		147		6.45%, 09/15/2037	144		172
6.85%, 06/01/2039	5		6		Bristol-Myers Squibb Co
Talisman Energy Inc					0.88%, 08/01/2017	100		97
5.13%, 05/15/2015	9		9		1.75%, 03/01/2019	1,000		976
6.25%, 02/01/2038	248		252		3.25%, 08/01/2042	100		78
Total Capital International SA					5.88%, 11/15/2036	5		6
0.75%, 01/25/2016	300		299		6.80%, 11/15/2026	25		31
2.88%, 02/17/2022	128		122		Cardinal Health Inc
Total Capital SA					1.70%, 03/15/2018	300		294
3.00%, 06/24/2015	137		142		3.20%, 03/15/2023	200		187
3.13%, 10/02/2015	200		209		4.60%, 03/15/2043	100		93
4.25%, 12/15/2021	51		54		Eli Lilly & Co
4.45%, 06/24/2020	500		545		5.20%, 03/15/2017	164		183
Transocean Inc					7.13%, 06/01/2025	220		279
5.05%, 12/15/2016	200		221		Express Scripts Holding Co
6.00%, 03/15/2018	154		173		3.13%, 05/15/2016	128		134
6.38%, 12/15/2021	77		87		3.90%, 02/15/2022	200		200
6.80%, 03/15/2038	100		111		4.75%, 11/15/2021	77		81
					6.13%, 11/15/2041	77		87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pharmaceuticals (continued)					Pipelines (continued)
GlaxoSmithKline Capital Inc					El Paso Pipeline Partners Operating Co LLC
5.65%, 05/15/2018	$202		$233		4.70%, 11/01/2042	$200		$171
6.38%, 05/15/2038	332		406		Enbridge Energy Partners LP
GlaxoSmithKline Capital PLC					5.20%, 03/15/2020	9		10
0.75%, 05/08/2015	102		102		9.88%, 03/01/2019	87		113
1.50%, 05/08/2017	100		100		Energy Transfer Partners LP
2.85%, 05/08/2022	128		121		4.90%, 02/01/2024	350		355
Johnson & Johnson					5.20%, 02/01/2022	102		107
2.95%, 09/01/2020	128		129		5.95%, 10/01/2043	350		355
3.38%, 12/05/2023	500		494		6.50%, 02/01/2042	102		110
4.95%, 05/15/2033	201		216		6.70%, 07/01/2018	23		27
5.55%, 08/15/2017	128		146		9.00%, 04/15/2019	6		8
McKesson Corp					Enterprise Products Operating LLC
3.25%, 03/01/2016	500		521		1.25%, 08/13/2015	70		70
4.75%, 03/01/2021	250		265		3.20%, 02/01/2016	51		53
Medco Health Solutions Inc					4.85%, 08/15/2042	300		282
7.13%, 03/15/2018	169		201		5.20%, 09/01/2020	77		86
Merck & Co Inc					6.13%, 10/15/2039	123		136
0.70%, 05/18/2016	200		200		6.45%, 09/01/2040	177		204
1.10%, 01/31/2018	100		97		6.50%, 01/31/2019	161		189
1.30%, 05/18/2018	200		195		6.88%, 03/01/2033	15		18
2.25%, 01/15/2016	51		53		Kinder Morgan Energy Partners LP
2.40%, 09/15/2022	100		91		3.50%, 03/01/2016	180		188
2.80%, 05/18/2023	200		185		3.50%, 09/01/2023	200		184
3.60%, 09/15/2042	100		83		4.15%, 03/01/2022	300		298
4.15%, 05/18/2043	200		183		5.00%, 03/01/2043	100		92
6.55%, 09/15/2037	187		233		6.38%, 03/01/2041	128		138
Merck Sharp & Dohme Corp					6.50%, 09/01/2039	112		123
5.00%, 06/30/2019	154		174		6.95%, 01/15/2038	112		129
Mylan Inc/PA					7.40%, 03/15/2031	177		207
1.35%, 11/29/2016	250		250		9.00%, 02/01/2019	77		98
2.55%, 03/28/2019	250		247		Magellan Midstream Partners LP
Novartis Capital Corp					4.20%, 12/01/2042	200		169
2.90%, 04/24/2015	77		80		ONEOK Partners LP
4.40%, 04/24/2020	77		84		5.00%, 09/15/2023	250		260
Novartis Securities Investment Ltd					6.13%, 02/01/2041	128		135
5.13%, 02/10/2019	564		639		8.63%, 03/01/2019	20		25
Pfizer Inc					Panhandle Eastern Pipe Line Co LP
3.00%, 06/15/2023	500		470		6.20%, 11/01/2017	81		92
4.65%, 03/01/2018	51		57		Plains All American Pipeline LP / PAA
5.35%, 03/15/2015	251		265		Finance Corp
6.20%, 03/15/2019	280		332		2.85%, 01/31/2023	200		182
7.20%, 03/15/2039	151		203		3.65%, 06/01/2022	128		126
Sanofi					3.95%, 09/15/2015	51		54
1.25%, 04/10/2018	400		389		4.30%, 01/31/2043	200		173
2.63%, 03/29/2016	77		80		5.75%, 01/15/2020	15		17
Teva Pharmaceutical Finance Co BV					Southern Natural Gas Co LLC
3.65%, 11/10/2021	400		392		5.90%, 04/01/2017(a),(d)	12		13
Teva Pharmaceutical Finance Co LLC					Southern Natural Gas Co LLC / Southern
6.15%, 02/01/2036	51		56		Natural Issuing Corp
Teva Pharmaceutical Finance II BV / Teva					4.40%, 06/15/2021	51		52
Pharmaceutical Finance III LLC					Spectra Energy Capital LLC
3.00%, 06/15/2015	228		235		8.00%, 10/01/2019	300		357
Wyeth LLC					Spectra Energy Partners LP
5.50%, 02/15/2016	77		85		5.95%, 09/25/2043	200		214
5.95%, 04/01/2037	91		105		Sunoco Logistics Partners Operations LP
6.50%, 02/01/2034	144		176		3.45%, 01/15/2023	200		184
Zoetis Inc					4.95%, 01/15/2043	200		178
1.15%, 02/01/2016	100		100		5.50%, 02/15/2020	46		49
3.25%, 02/01/2023	100		94		Tennessee Gas Pipeline Co LLC
			$13,772		7.50%, 04/01/2017	77		90
					Texas Eastern Transmission LP
Pipelines - 0.75%					7.00%, 07/15/2032	100		119
ANR Pipeline Co					TransCanada PipeLines Ltd
9.63%, 11/01/2021	600		810		0.88%, 03/02/2015	600		602
Boardwalk Pipelines LP					3.80%, 10/01/2020	128		132
3.38%, 02/01/2023	200		180		5.60%, 03/31/2034	300		317
Buckeye Partners LP					6.10%, 06/01/2040	25		28
2.65%, 11/15/2018	250		246		6.50%, 08/15/2018	42		49

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

			Principal					Principal
	BONDS (continued)		Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

	Pipelines (continued)						REITS (continued)
	TransCanada PipeLines Ltd	(continued)					HCP Inc (continued)
	7.25%, 08/15/2038		$51		$65		4.25%, 11/15/2023	$200		$196
	Williams Cos Inc/The						5.38%, 02/01/2021	51		56
	7.50%, 01/15/2031		11		12		6.70%, 01/30/2018	15		17
	7.88%, 09/01/2021		128		148		Health Care REIT Inc
	Williams Partners LP						3.75%, 03/15/2023	200		188
	3.80%, 02/15/2015		70		72		6.13%, 04/15/2020	115		129
	5.25%, 03/15/2020		180		197		Hospitality Properties Trust
	6.30%, 04/15/2040		343		369		5.00%, 08/15/2022	100		102
					$9,467		6.70%, 01/15/2018	77		86
							Host Hotels & Resorts LP
	Regional Authority - 0.36%						6.00%, 10/01/2021	200		218
	Province of British Columbia						Kimco Realty Corp
	2.10%, 05/18/2016		1,000		1,033		3.13%, 06/01/2023	200		182
	2.65%, 09/22/2021		77		75		Liberty Property LP
	6.50%, 01/15/2026		18		22		3.38%, 06/15/2023	300		273
	Province of Manitoba Canada						ProLogis LP
	1.30%, 04/03/2017		280		282		4.50%, 08/15/2017	200		216
	2.63%, 07/15/2015		77		80		6.88%, 03/15/2020	2		2
	Province of Nova Scotia Canada						Realty Income Corp
	5.13%, 01/26/2017		41		46		4.65%, 08/01/2023	250		252
	Province of Ontario Canada						5.88%, 03/15/2035	51		53
	0.95%, 05/26/2015		200		202		Simon Property Group LP
	1.00%, 07/22/2016		350		351		2.15%, 09/15/2017	102		103
	2.70%, 06/16/2015		128		132		4.13%, 12/01/2021	200		207
	2.95%, 02/05/2015		444		456		5.65%, 02/01/2020	47		53
	3.15%, 12/15/2017		200		213		5.75%, 12/01/2015	180		195
	4.00%, 10/07/2019		277		300		6.75%, 02/01/2040	25		31
	4.40%, 04/14/2020		151		166		10.35%, 04/01/2019	90		122
	4.95%, 11/28/2016		180		200		Tanger Properties LP
	5.45%, 04/27/2016		302		334		3.88%, 12/01/2023	250		241
	Province of Quebec Canada						UDR Inc
	2.75%, 08/25/2021		231		223		5.25%, 01/15/2015	43		45
	5.13%, 11/14/2016		351		392		Ventas Realty LP / Ventas Capital Corp
	7.50%, 09/15/2029		64		85		2.00%, 02/15/2018	750		737
	Province of Saskatchewan Canada						4.25%, 03/01/2022	128		129
	8.50%, 07/15/2022		6		8		Vornado Realty LP
					$4,600		4.25%, 04/01/2015	51		53
REITS	- 0.59%						Weyerhaeuser Co
	American Tower Corp						7.38%, 03/15/2032	300		367
	4.70%, 03/15/2022		278		278					$7,461
	7.00%, 10/15/2017		32		37		Retail - 0.84%
	AvalonBay Communities Inc						AutoZone Inc
	2.95%, 09/15/2022		100		92		4.00%, 11/15/2020	251		258
	4.20%, 12/15/2023		750		745		Costco Wholesale Corp
	BioMed Realty LP						0.65%, 12/07/2015	500		501
	6.13%, 04/15/2020		6		7		CVS Caremark Corp
	Boston Properties LP						3.25%, 05/18/2015	18		19
	3.85%, 02/01/2023		200		195		4.13%, 05/15/2021	500		518
	4.13%, 05/15/2021		77		79		5.75%, 06/01/2017	25		28
	5.63%, 11/15/2020		25		28		6.13%, 09/15/2039	79		90
	5.88%, 10/15/2019		750		861		6.25%, 06/01/2027	100		116
	Brandywine Operating Partnership LP						Darden Restaurants Inc
	3.95%, 02/15/2023		200		187		6.80%, 10/15/2037(a)	27		27
	DDR Corp						Dollar General Corp
	4.63%, 07/15/2022		200		204		1.88%, 04/15/2018	300		290
	Digital Realty Trust LP						Gap Inc/The
	4.50%, 07/15/2015		55		57		5.95%, 04/12/2021	25		28
	Duke Realty LP						Home Depot Inc/The
	3.88%, 10/15/2022		100		95		3.75%, 02/15/2024	350		348
	7.38%, 02/15/2015		25		27		5.40%, 03/01/2016	164		180
	EPR Properties						5.88%, 12/16/2036	237		273
	7.75%, 07/15/2020		63		72		5.95%, 04/01/2041	351		408
	ERP Operating LP						Kohl's Corp
	4.75%, 07/15/2020		51		55		4.00%, 11/01/2021	177		177
	Federal Realty Investment Trust						Lowe's Cos Inc
	2.75%, 06/01/2023		150		135		3.80%, 11/15/2021	102		105
	HCP Inc						4.63%, 04/15/2020	77		85
	3.75%, 02/01/2016		51		54		5.80%, 04/15/2040	77		87

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)					Software - 0.31%
Lowe's Cos Inc (continued)					Adobe Systems Inc
6.65%, 09/15/2037	$312		$381		4.75%, 02/01/2020	$51		$55
Macy's Retail Holdings Inc					Fidelity National Information Services Inc
2.88%, 02/15/2023	300		272		2.00%, 04/15/2018	300		292
4.30%, 02/15/2043	200		169		Fiserv Inc
5.90%, 12/01/2016	225		252		3.50%, 10/01/2022	100		93
6.65%, 07/15/2024	25		29		Microsoft Corp
6.90%, 04/01/2029	125		142		1.63%, 09/25/2015	300		306
McDonald's Corp					3.00%, 10/01/2020	600		612
3.50%, 07/15/2020	151		157		4.20%, 06/01/2019	115		127
3.70%, 02/15/2042	128		108		4.50%, 10/01/2040	100		95
4.88%, 07/15/2040	9		9		5.30%, 02/08/2041	77		82
5.35%, 03/01/2018	36		41		Oracle Corp
6.30%, 10/15/2037	262		319		2.38%, 01/15/2019	200		202
Nordstrom Inc					2.50%, 10/15/2022	1,500		1,374
4.75%, 05/01/2020	36		39		3.88%, 07/15/2020	77		81
6.25%, 01/15/2018	12		14		5.00%, 07/08/2019	48		54
O'Reilly Automotive Inc					5.25%, 01/15/2016	77		84
3.85%, 06/15/2023	300		288		5.38%, 07/15/2040	186		199
QVC Inc					5.75%, 04/15/2018	180		208
4.38%, 03/15/2023	250		234					$3,864
Starbucks Corp
0.88%, 12/05/2016	500		497		Sovereign - 1.63%
Target Corp					Brazilian Government International Bond
4.00%, 07/01/2042	300		260		2.63%, 01/05/2023	300		258
6.00%, 01/15/2018	149		172		4.88%, 01/22/2021	257		271
6.50%, 10/15/2037	200		237		5.88%, 01/15/2019	102		114
Walgreen Co					7.13%, 01/20/2037	210		240
1.00%, 03/13/2015	100		100		8.00%, 01/15/2018	90		100
4.40%, 09/15/2042	100		89		8.25%, 01/20/2034	151		193
5.25%, 01/15/2019	30		34		8.88%, 10/14/2019	122		158
Wal-Mart Stores Inc					8.88%, 04/15/2024	150		200
0.60%, 04/11/2016	200		200		12.75%, 01/15/2020	51		77
2.25%, 07/08/2015	25		26		12.25%, 03/06/2030	341		581
2.55%, 04/11/2023	950		868		11.00%, 08/17/2040	12		14
2.80%, 04/15/2016	51		53		Canada Government International Bond
3.25%, 10/25/2020	51		52		0.88%, 02/14/2017	255		255
3.63%, 07/08/2020	51		53		Chile Government International Bond
4.13%, 02/01/2019	102		111		3.25%, 09/14/2021	180		176
4.25%, 04/15/2021	51		55		Colombia Government International Bond
5.25%, 09/01/2035	350		380		4.38%, 07/12/2021	100		103
5.63%, 04/01/2040	38		43		6.13%, 01/18/2041	200		214
5.63%, 04/15/2041	280		318		8.13%, 05/21/2024	201		258
5.80%, 02/15/2018	128		148		11.75%, 02/25/2020	180		258
6.20%, 04/15/2038	25		30		10.38%, 01/28/2033	100		147
6.50%, 08/15/2037	115		144		Export Development Canada
7.55%, 02/15/2030	128		172		0.63%, 12/15/2016	500		497
Yum! Brands Inc					2.25%, 05/28/2015	25		26
4.25%, 09/15/2015	500		528		Israel Government AID Bond
6.25%, 03/15/2018	7		8		5.50%, 09/18/2023	25		29
6.88%, 11/15/2037	7		8		5.50%, 04/26/2024	25		29
			$10,578		5.50%, 09/18/2033	12		14
					Israel Government International Bond
Semiconductors - 0.12%					5.13%, 03/26/2019	147		167
Intel Corp					Italy Government International Bond
1.35%, 12/15/2017	300		296		3.13%, 01/26/2015	464		475
3.30%, 10/01/2021	177		176		5.25%, 09/20/2016	333		361
4.00%, 12/15/2032	200		184		5.38%, 06/12/2017	750		818
4.25%, 12/15/2042	200		177		5.38%, 06/15/2033	64		67
4.80%, 10/01/2041	77		75		6.88%, 09/27/2023	212		251
Maxim Integrated Products Inc					Japan Bank for International
2.50%, 11/15/2018	200		198		Cooperation/Japan
National Semiconductor Corp					1.13%, 07/19/2017	100		99
3.95%, 04/15/2015	90		94		1.75%, 07/31/2018	650		645
Texas Instruments Inc					2.50%, 01/21/2016	300		311
0.45%, 08/03/2015	250		250		Mexico Government International Bond
			$1,450		3.63%, 03/15/2022	300		300
					4.75%, 03/08/2044	506		456
					5.13%, 01/15/2020	600		665
					5.63%, 01/15/2017	318		355

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Sovereign (continued)				Supranational Bank (continued)
Mexico Government International Bond				Council Of Europe Development Bank
(continued)				1.13%, 05/31/2018	$1,000	$974
5.95%, 03/19/2019	$78	$90		1.50%, 02/22/2017	128	130
6.05%, 01/11/2040	464	505		2.75%, 02/10/2015	25	26
6.63%, 03/03/2015	110	117		European Bank for Reconstruction &
8.30%, 08/15/2031	238	321		Development
Panama Government International Bond				1.00%, 02/16/2017	357	358
5.20%, 01/30/2020	154	168		1.63%, 04/10/2018	250	250
6.70%, 01/26/2036	224	250		1.63%, 11/15/2018	300	298
8.88%, 09/30/2027	77	103		2.50%, 03/15/2016	77	80
Peruvian Government International Bond				2.75%, 04/20/2015	77	79
5.63%, 11/18/2050	128	128		European Investment Bank
6.55%, 03/14/2037	126	145		1.00%, 07/15/2015	400	404
7.13%, 03/30/2019	30	36		1.00%, 03/15/2018	750	733
7.35%, 07/21/2025	180	227		1.13%, 09/15/2017	1,400	1,392
8.75%, 11/21/2033	192	273		1.63%, 09/01/2015	257	262
Philippine Government International Bond				1.75%, 03/15/2017	528	540
5.00%, 01/13/2037	300	312		2.25%, 03/15/2016	450	466
6.50%, 01/20/2020	200	235		2.50%, 05/16/2016	102	106
8.88%, 03/17/2015	200	218		2.75%, 03/23/2015	257	265
9.38%, 01/18/2017	200	244		2.88%, 09/15/2020	257	259
9.50%, 02/02/2030	400	599		4.88%, 02/16/2016	1,007	1,096
10.63%, 03/16/2025	400	614		4.88%, 01/17/2017	400	446
Poland Government International Bond				4.88%, 02/15/2036	25	27
3.88%, 07/16/2015	77	81		5.13%, 09/13/2016	154	172
5.00%, 03/23/2022	528	564		5.13%, 05/30/2017	102	115
5.13%, 04/21/2021	51	55		FMS Wertmanagement AoeR
6.38%, 07/15/2019	844	986		0.63%, 04/18/2016	300	297
Republic of Korea				1.13%, 10/14/2016	400	403
3.88%, 09/11/2023	250	254		Inter-American Development Bank
South Africa Government International Bond				0.88%, 11/15/2016	350	351
4.67%, 01/17/2024	200	191		1.13%, 03/15/2017	257	259
5.88%, 05/30/2022	200	214		1.75%, 08/24/2018	500	499
6.88%, 05/27/2019	500	572		2.13%, 11/09/2020	250	243
Svensk Exportkredit AB				2.25%, 07/15/2015	25	26
1.75%, 05/30/2017	200	203		3.88%, 09/17/2019	77	84
5.13%, 03/01/2017	218	245		3.88%, 02/14/2020	77	83
Tennessee Valley Authority				4.25%, 09/14/2015	428	456
4.50%, 04/01/2018	51	57		International Bank for Reconstruction &
5.25%, 09/15/2039	51	54		Development
5.38%, 04/01/2056	154	158		0.88%, 04/17/2017	400	399
6.75%, 11/01/2025	102	129		1.00%, 09/15/2016	257	259
Turkey Government International Bond				2.13%, 03/15/2016	800	828
3.25%, 03/23/2023	700	576		2.13%, 02/13/2023	650	605
4.88%, 04/16/2043	800	612		2.38%, 05/26/2015	257	264
6.75%, 04/03/2018	500	543		7.63%, 01/19/2023	12	16
7.00%, 09/26/2016	200	220		International Finance Corp
7.25%, 03/15/2015	200	211		0.63%, 11/15/2016	250	248
8.00%, 02/14/2034	400	445		0.88%, 06/15/2018	300	290
Uruguay Government International Bond				1.13%, 11/23/2016	328	330
4.13%, 11/20/2045	100	77		2.25%, 04/11/2016	300	311
6.88%, 09/28/2025	50	57		2.75%, 04/20/2015	200	206
8.00%, 11/18/2022	265	328		Nordic Investment Bank
		$20,599		5.00%, 02/01/2017	354	398

Supranational Bank - 1.46%						$18,458
African Development Bank				Telecommunications - 1.64%
0.75%, 10/18/2016	330	329		America Movil SAB de CV
0.88%, 03/15/2018	800	778		2.38%, 09/08/2016	357	367
1.25%, 09/02/2016	257	260		3.13%, 07/16/2022	100	92
Asian Development Bank				5.63%, 11/15/2017	15	17
1.13%, 03/15/2017	428	430		6.13%, 03/30/2040	102	108
1.75%, 09/11/2018	500	500		6.38%, 03/01/2035	200	216
2.50%, 03/15/2016	305	317		AT&T Inc
2.63%, 02/09/2015	395	405		1.60%, 02/15/2017	128	128
5.82%, 06/16/2028	15	18		1.70%, 06/01/2017	1,000	994
6.38%, 10/01/2028	51	63		2.50%, 08/15/2015	244	251
Corp Andina de Fomento				3.00%, 02/15/2022	100	94
3.75%, 01/15/2016	3	3		3.88%, 08/15/2021	77	78
4.38%, 06/15/2022	22	22		4.30%, 12/15/2042	201	171

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)				Telecommunications (continued)
AT&T Inc (continued)				Vodafone Group PLC (continued)
4.35%, 06/15/2045	$950	$804		6.15%, 02/27/2037	$201	$218
5.35%, 09/01/2040	198	196				$20,786
5.50%, 02/01/2018	102	115
5.55%, 08/15/2041	177	180		Toys, Games & Hobbies - 0.00%
5.60%, 05/15/2018	438	497		Hasbro Inc
6.50%, 09/01/2037	21	24		6.35%, 03/15/2040	25	26
British Telecommunications PLC
5.95%, 01/15/2018	669	765		Transportation - 0.33%
9.62%, 12/15/2030(a)	77	115		Burlington Northern Santa Fe LLC
Cellco Partnership / Verizon Wireless Capital				4.70%, 10/01/2019	33	36
LLC				5.15%, 09/01/2043	350	356
8.50%, 11/15/2018	249	315		5.65%, 05/01/2017	54	61
Cisco Systems Inc				6.20%, 08/15/2036	500	564
4.45%, 01/15/2020	102	111		7.95%, 08/15/2030	77	101
4.95%, 02/15/2019	855	962		Canadian National Railway Co
5.50%, 02/22/2016	180	198		1.45%, 12/15/2016	51	51
5.90%, 02/15/2039	180	200		2.25%, 11/15/2022	200	179
Corning Inc				3.50%, 11/15/2042	200	161
4.75%, 03/15/2042	102	98		5.55%, 03/01/2019	15	17
Deutsche Telekom International Finance BV				Canadian Pacific Railway Co
5.75%, 03/23/2016	577	634		4.45%, 03/15/2023	128	132
6.00%, 07/08/2019	300	347		CSX Corp
8.75%, 06/15/2030(a)	141	199		4.75%, 05/30/2042	277	263
Embarq Corp				6.25%, 04/01/2015	20	21
7.08%, 06/01/2016	202	226		6.25%, 03/15/2018	82	95
Harris Corp				FedEx Corp
4.40%, 12/15/2020	51	53		2.63%, 08/01/2022	100	90
Juniper Networks Inc				3.88%, 08/01/2042	100	82
3.10%, 03/15/2016	77	79		Norfolk Southern Corp
Orange SA				3.25%, 12/01/2021	251	243
4.13%, 09/14/2021	128	130		4.80%, 08/15/2043	350	339
5.38%, 01/13/2042	102	102		4.84%, 10/01/2041	100	96
8.75%, 03/01/2031(a)	315	435		7.25%, 02/15/2031	130	162
Pacific Bell Telephone Co				Ryder System Inc
7.13%, 03/15/2026	377	451		2.35%, 02/26/2019	200	196
Qwest Corp				3.15%, 03/02/2015	51	52
7.25%, 10/15/2035	200	194		Union Pacific Corp
Rogers Communications Inc				4.16%, 07/15/2022	241	248
3.00%, 03/15/2023	400	369		4.75%, 09/15/2041	77	75
6.80%, 08/15/2018	108	129		United Parcel Service Inc
7.50%, 03/15/2015	15	16		1.13%, 10/01/2017	400	394
Telefonica Emisiones SAU				3.13%, 01/15/2021	128	128
3.99%, 02/16/2016	200	210		4.88%, 11/15/2040	25	26
4.95%, 01/15/2015	185	192		6.20%, 01/15/2038	23	28
5.13%, 04/27/2020	168	178				$4,196
7.05%, 06/20/2036	295	325
Verizon Communications Inc				Trucking & Leasing - 0.02%
0.70%, 11/02/2015	150	150		GATX Corp
1.10%, 11/01/2017	100	97		4.75%, 06/15/2022	200	203
2.45%, 11/01/2022	100	89
2.50%, 09/15/2016	2,150	2,223		Water- 0.00%
3.00%, 04/01/2016	257	268		American Water Capital Corp
4.50%, 09/15/2020	400	428		6.59%, 10/15/2037	5	6
4.60%, 04/01/2021	77	81
5.15%, 09/15/2023	1,100	1,181		TOTAL BONDS		$415,554
6.25%, 04/01/2037	261	289			Principal
6.35%, 04/01/2019	482	567		MUNICIPAL BONDS - 0.86%	Amount (000's)	Value(000	's)
6.40%, 09/15/2033	900	1,035
6.55%, 09/15/2043	960	1,123		California - 0.34%
6.90%, 04/15/2038	256	305		Bay Area Toll Authority
7.75%, 12/01/2030	146	186		6.26%, 04/01/2049	$300	$360
8.75%, 11/01/2018	145	186		6.92%, 04/01/2040	270	330
Vodafone Group PLC				City of Los Angeles Department of Airports
2.95%, 02/19/2023	200	182		6.58%, 05/15/2039	100	116
5.38%, 01/30/2015	102	107		City of San Francisco CA Public Utilities
5.45%, 06/10/2019	180	205		Commission Water Revenue
5.63%, 02/27/2017	448	501		6.00%, 11/01/2040	200	230
				East Bay Municipal Utility District
				5.87%, 06/01/2040	60	68
See accompanying notes.				167

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

California (continued)				New Jersey - 0.07%
Los Angeles Department of Water & Power				New Jersey Economic Development
6.01%, 07/01/2039	$55	$62		Authority (credit support from AGM)
6.57%, 07/01/2045	150	187		0.00%, 02/15/2023(c),(e)	$51		$32
Los Angeles Unified School District/CA				New Jersey Economic Development
5.75%, 07/01/2034	80	88		Authority (credit support from NATL-RE)
5.76%, 07/01/2029	50	55		7.43%, 02/15/2029(e)	200		240
6.76%, 07/01/2034	130	160		New Jersey State Turnpike Authority
Sacramento Municipal Utility District				7.10%, 01/01/2041	147		188
6.16%, 05/15/2036	120	129		New Jersey Transportation Trust Fund
San Diego County Water Authority				Authority
6.14%, 05/01/2049	110	129		5.75%, 12/15/2028	190		205
Santa Clara Valley Transportation Authority				6.56%, 12/15/2040	110		129
5.88%, 04/01/2032	25	27		Rutgers The State University of New
State of California				Jersey (credit support from GO OF UNIV)
6.65%, 03/01/2022	775	905		5.67%, 05/01/2040(e)	130		143
7.30%, 10/01/2039	75	94					$937
7.60%, 11/01/2040	180	238
7.63%, 03/01/2040	280	369		New York - 0.14%
University of California				City of New York NY
1.80%, 07/01/2019	300	288		5.52%, 10/01/2037	25		26
5.77%, 05/15/2043	200	222		5.85%, 06/01/2040	300		327
6.55%, 05/15/2048	250	291		Metropolitan Transportation Authority
		$4,348		6.55%, 11/15/2031	180		206
				6.65%, 11/15/2039	100		116
Connecticut - 0.00%				6.81%, 11/15/2040	135		161
State of Connecticut				New York City Transitional Finance Authority
5.85%, 03/15/2032	25	28		Future Tax Secured Revenue
				5.51%, 08/01/2037	250		274
				New York City Water & Sewer System
Florida - 0.02%				5.72%, 06/15/2042	270		303
State Board of Administration Finance Corp				5.95%, 06/15/2042	125		145
2.11%, 07/01/2018	200	195		New York State Dormitory Authority
				5.60%, 03/15/2040	100		112
Georgia - 0.04%				Port Authority of New York & New Jersey
Municipal Electric Authority of Georgia				4.46%, 10/01/2062	100		85
6.64%, 04/01/2057	151	159		Port Authority of New York & New
7.06%, 04/01/2057	200	202		Jersey (credit support from GO OF AUTH)
State of Georgia				6.04%, 12/01/2029(e)	50		57
4.50%, 11/01/2025	75	80					$1,812

		$441		Ohio- 0.02%
Illinois - 0.13%				American Municipal Power Inc
Chicago Transit Authority				7.50%, 02/15/2050	75		91
6.20%, 12/01/2040	70	74		Ohio State University/The
6.90%, 12/01/2040	200	224		4.91%, 06/01/2040	125		125
City of Chicago IL Waterworks Revenue							$216
6.74%, 11/01/2040	145	161
County of Cook IL				Puerto Rico - 0.00%
6.23%, 11/15/2034	102	102		Government Development Bank for Puerto
State of Illinois				Rico
4.95%, 06/01/2023	30	29		4.70%, 05/01/2016	75		61
4.96%, 03/01/2016	75	80
5.10%, 06/01/2033	235	219		Texas- 0.06%
5.37%, 03/01/2017	100	108		City Public Service Board of San Antonio TX
5.88%, 03/01/2019	345	376		5.81%, 02/01/2041	135		153
7.35%, 07/01/2035	70	78		Dallas Area Rapid Transit
		$1,451		5.02%, 12/01/2048	50		51

Kansas - 0.01%				Dallas Convention Center Hotel Development
				Corp
State of Kansas Department of Transportation				7.09%, 01/01/2042	70		79
4.60%, 09/01/2035	115	113		Dallas County Hospital District
				5.62%, 08/15/2044	83		91
Nevada - 0.01%				Dallas Independent School District (credit
County of Clark NV Airport System Revenue				support from PSF-GTD)
6.82%, 07/01/2045	25	31		6.45%, 02/15/2035(e)	50		56
6.88%, 07/01/2042	70	75		State of Texas
		$106		4.68%, 04/01/2040	100		100
				5.52%, 04/01/2039	160		180

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC)
Texas (continued)				(continued)
Texas Transportation Commission
5.18%, 04/01/2030	$125	$134		3.50%, 12/01/2025	$68	$71
				3.50%, 01/01/2026	44	46
		$844		3.50%, 02/01/2026	37	39
Utah- 0.02%				3.50%, 04/01/2026	94	98
State of Utah				3.50%, 05/01/2026	103	107
3.54%, 07/01/2025	300	293		3.50%, 06/01/2026	15	16
				3.50%, 06/01/2026	21	22
				3.50%, 07/01/2026	14	15
Washington - 0.00%				3.50%, 07/01/2026	94	98
State of Washington				3.50%, 07/01/2026	72	75
5.09%, 08/01/2033	20	21		3.50%, 08/01/2026	58	60
				3.50%, 09/01/2026	76	79
Wisconsin - 0.00%				3.50%, 10/01/2026	46	48
State of Wisconsin (credit support from				3.50%, 01/01/2027(f)	1,500	1,564
AGM)				3.50%, 01/01/2027	100	104
5.70%, 05/01/2026(e)	50	55		3.50%, 02/01/2032	188	191
				3.50%, 03/01/2032	227	232
TOTAL MUNICIPAL BONDS		$10,921		3.50%, 04/01/2032	207	211
U.S. GOVERNMENT & GOVERNMENT	Principal			3.50%, 08/01/2032	175	178
AGENCY OBLIGATIONS - 65.83%	Amount (000's)	Value(000	's)	3.50%, 02/01/2041	81	80
Federal Home Loan Mortgage Corporation (FHLMC) -				3.50%, 10/01/2041	80	79
8.03%				3.50%, 11/01/2041	78	77
2.24%, 07/01/2043(a)	$294	$294		3.50%, 01/01/2042	170	169
2.46%, 10/01/2043(a)	794	800		3.50%, 01/01/2042(f)	10,100	10,021
2.50%, 08/01/2027	245	243		3.50%, 02/01/2042	76	75
2.50%, 08/01/2027	230	228		3.50%, 03/01/2042	87	86
2.50%, 10/01/2027	450	447		3.50%, 03/01/2042	22	22
2.50%, 03/01/2028	936	929		3.50%, 04/01/2042	211	210
2.50%, 04/01/2028	196	195		3.50%, 04/01/2042	56	55
2.50%, 06/01/2028	491	487		3.50%, 04/01/2042	231	229
2.50%, 06/01/2028	1,179	1,169		3.50%, 04/01/2042	225	224
2.50%, 06/01/2028	206	204		3.50%, 04/01/2042	208	207
2.50%, 10/01/2028	395	392		3.50%, 06/01/2042	603	599
2.50%, 10/01/2028	396	392		3.50%, 06/01/2042	162	161
2.50%, 01/01/2029(f)	4,000	3,963		3.50%, 06/01/2042	163	161
2.50%, 06/01/2037(a)	31	33		3.50%, 07/01/2042	844	839
2.50%, 01/01/2044(f)	300	270		3.50%, 08/01/2042	419	416
2.53%, 02/01/2037(a)	13	13		3.50%, 08/01/2042	208	206
2.61%, 04/01/2038(a)	6	6		4.00%, 06/01/2014	2	2
2.66%, 01/01/2042(a)	71	74		4.00%, 05/01/2018	22	24
2.73%, 06/01/2037(a)	64	68		4.00%, 04/01/2019	37	39
3.00%, 01/01/2027	514	524		4.00%, 05/01/2024	188	198
3.00%, 01/15/2027(f)	2,800	2,852		4.00%, 05/01/2024	101	107
3.00%, 02/01/2027	442	451		4.00%, 12/01/2024	21	22
3.00%, 02/01/2027	183	186		4.00%, 01/01/2025	57	60
3.00%, 03/01/2027	392	400		4.00%, 02/01/2025	36	38
3.00%, 06/01/2027	294	300		4.00%, 03/01/2025	34	36
3.00%, 02/01/2032	204	202		4.00%, 03/01/2025	45	48
3.00%, 04/01/2033	482	476		4.00%, 04/01/2025	48	51
3.00%, 04/01/2033	482	476		4.00%, 06/01/2025	465	491
3.00%, 06/01/2033	293	289		4.00%, 06/01/2025	47	50
3.00%, 09/01/2033	394	389		4.00%, 06/01/2025	43	45
3.00%, 09/01/2033	395	390		4.00%, 07/01/2025	676	714
3.00%, 01/01/2043	669	635		4.00%, 07/01/2025	17	18
3.00%, 01/01/2043(f)	8,900	8,430		4.00%, 08/01/2025	47	50
3.00%, 05/01/2043	584	554		4.00%, 08/01/2025	31	33
3.00%, 07/01/2043	897	851		4.00%, 09/01/2025	10	10
3.00%, 07/01/2043	1,731	1,642		4.00%, 10/01/2025	115	122
3.00%, 08/01/2043	400	379		4.00%, 02/01/2026	51	54
3.00%, 08/01/2043	500	474		4.00%, 05/01/2026	134	142
3.00%, 10/01/2043	199	189		4.00%, 07/01/2026	86	91
3.00%, 10/01/2043	640	607		4.00%, 01/01/2027(f)	400	422
3.50%, 10/01/2025	24	25		4.00%, 12/01/2030	117	122
3.50%, 10/01/2025	36	38		4.00%, 08/01/2031	133	139
3.50%, 11/01/2025	16	17		4.00%, 10/01/2031	172	180
3.50%, 11/01/2025	58	60		4.00%, 11/01/2031	53	56
3.50%, 11/01/2025	78	82		4.00%, 12/01/2031	85	89
3.50%, 11/01/2025	27	28		4.00%, 06/01/2039	10	10
3.50%, 11/01/2025	10	11		4.00%, 07/01/2039	66	68

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)								Federal Home Loan Mortgage Corporation (FHLMC)
(continued)								(continued)
4.00	%,	09/01/2039		$40		$41		4.50	%,	02/01/2040		$25		$27
4.00	%,	12/01/2039		34		35		4.50	%,	02/01/2040		119		126
4.00	%,	12/01/2039		59		61		4.50	%,	02/01/2040		136		145
4.00	%,	01/01/2040		57		58		4.50	%,	02/01/2040		148		158
4.00	%,	03/01/2040		30		31		4.50	%,	04/01/2040		136		144
4.00	%,	09/01/2040		70		72		4.50	%,	05/01/2040		46		49
4.00	%,	10/01/2040		73		75		4.50	%,	05/01/2040		139		148
4.00	%,	10/01/2040		159		163		4.50	%,	07/01/2040		106		112
4.00	%,	12/01/2040		85		88		4.50	%,	07/01/2040		101		107
4.00	%,	12/01/2040		67		68		4.50	%,	08/01/2040		194		205
4.00	%,	12/01/2040		102		105		4.50	%,	08/01/2040		53		56
4.00	%,	12/01/2040		97		100		4.50	%,	08/01/2040		50		53
4.00	%,	12/01/2040		175		180		4.50	%,	08/01/2040		65		69
4.00	%,	02/01/2041		708		728		4.50	%,	08/01/2040		98		104
4.00	%,	02/01/2041		155		159		4.50	%,	09/01/2040		29		31
4.00	%,	02/01/2041		191		197		4.50	%,	09/01/2040		45		48
4.00	%,	04/01/2041		79		81		4.50	%,	10/01/2040		585		620
4.00	%,	07/01/2041		62		64		4.50	%,	02/01/2041		90		95
4.00	%,	08/01/2041		60		62		4.50	%,	03/01/2041		128		136
4.00	%,	08/01/2041		174		179		4.50	%,	03/01/2041		988		1,047
4.00	%,	10/01/2041		82		85		4.50	%,	03/01/2041		743		787
4.00	%,	10/01/2041		200		206		4.50	%,	04/01/2041		75		79
4.00	%,	10/01/2041		204		210		4.50	%,	04/01/2041		174		185
4.00	%,	10/01/2041		95		98		4.50	%,	05/01/2041		63		67
4.00	%,	10/01/2041		24		25		4.50	%,	05/01/2041		190		201
4.00	%,	11/01/2041		118		122		4.50	%,	06/01/2041		121		129
4.00	%,	11/01/2041		331		340		4.50	%,	06/01/2041		74		79
4.00	%,	11/01/2041		191		197		4.50	%,	06/01/2041		91		96
4.00	%,	01/01/2042	(f)	7,875		8,087		4.50	%,	06/01/2041		72		77
4.00	%,	03/01/2042		196		201		4.50	%,	07/01/2041		116		123
4.50	%,	01/01/2015		42		45		4.50	%,	07/01/2041		121		128
4.50	%,	05/01/2018		87		92		4.50	%,	08/01/2041		93		99
4.50	%,	08/01/2018		281		298		4.50	%,	09/01/2041		845		896
4.50	%,	11/01/2018		38		40		4.50	%,	10/01/2041		154		163
4.50	%,	04/01/2019		31		33		4.50	%,	03/01/2042		185		196
4.50	%,	04/01/2023		25		27		4.50	%,	01/01/2043	(f)	2,000		2,116
4.50	%,	01/01/2024		15		16		4.88	%,	06/01/2038	(a)	11		11
4.50	%,	01/01/2024		33		34		5.00	%,	05/01/2018		13		14
4.50	%,	04/01/2024		298		319		5.00	%,	08/01/2018		22		23
4.50	%,	07/01/2024		31		34		5.00	%,	10/01/2018		44		47
4.50	%,	09/01/2024		42		45		5.00	%,	04/01/2019		15		16
4.50	%,	09/01/2024		46		50		5.00	%,	12/01/2019		46		48
4.50	%,	11/01/2024		301		322		5.00	%,	02/01/2022		17		18
4.50	%,	04/01/2025		48		51		5.00	%,	09/01/2022		21		23
4.50	%,	05/01/2025		35		38		5.00	%,	06/01/2023		370		400
4.50	%,	07/01/2025		55		59		5.00	%,	06/01/2023		15		16
4.50	%,	09/01/2026		516		553		5.00	%,	12/01/2023		277		299
4.50	%,	02/01/2030		45		49		5.00	%,	07/01/2024		20		22
4.50	%,	08/01/2030		35		38		5.00	%,	06/01/2025		23		25
4.50	%,	05/01/2031		42		46		5.00	%,	06/01/2026		167		180
4.50	%,	06/01/2031		292		314		5.00	%,	08/01/2026		199		217
4.50	%,	05/01/2034		2		2		5.00	%,	01/01/2027	(f)	200		212
4.50	%,	08/01/2035		169		179		5.00	%,	02/01/2030		21		23
4.50	%,	08/01/2035		399		423		5.00	%,	03/01/2030		15		17
4.50	%,	08/01/2036		43		45		5.00	%,	08/01/2033		20		22
4.50	%,	02/01/2039		4		5		5.00	%,	08/01/2033		112		122
4.50	%,	02/01/2039		123		130		5.00	%,	09/01/2033		43		47
4.50	%,	03/01/2039		69		73		5.00	%,	09/01/2033		18		20
4.50	%,	04/01/2039		186		196		5.00	%,	03/01/2034		25		27
4.50	%,	05/01/2039		551		583		5.00	%,	04/01/2034		54		59
4.50	%,	06/01/2039		99		105		5.00	%,	05/01/2034		75		82
4.50	%,	09/01/2039		714		756		5.00	%,	05/01/2035		99		107
4.50	%,	10/01/2039		145		155		5.00	%,	06/01/2035		463		501
4.50	%,	10/01/2039		293		310		5.00	%,	08/01/2035		31		33
4.50	%,	11/01/2039		144		152		5.00	%,	08/01/2035		13		14
4.50	%,	11/01/2039		98		103		5.00	%,	09/01/2035		39		43
4.50	%,	11/01/2039		120		127		5.00	%,	09/01/2035		93		100
4.50	%,	12/01/2039		180		192		5.00	%,	10/01/2035		39		42
4.50	%,	12/01/2039		65		69		5.00	%,	12/01/2035		142		154

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)								Federal Home Loan Mortgage Corporation (FHLMC)
(continued)								(continued)
5.00	%,	12/01/2035		$93		$100		5.50	%,	05/01/2038		$20		$22
5.00	%,	04/01/2036		5		5		5.50	%,	06/01/2038		239		261
5.00	%,	06/01/2036		17		19		5.50	%,	06/01/2038		22		24
5.00	%,	08/01/2036		72		77		5.50	%,	06/01/2038		6		6
5.00	%,	05/01/2037		12		12		5.50	%,	07/01/2038		64		70
5.00	%,	01/01/2038		887		955		5.50	%,	07/01/2038		13		14
5.00	%,	02/01/2038		44		48		5.50	%,	08/01/2038		89		97
5.00	%,	06/01/2038		18		20		5.50	%,	09/01/2038		23		25
5.00	%,	09/01/2038		5		6		5.50	%,	09/01/2038		413		450
5.00	%,	09/01/2038		31		34		5.50	%,	10/01/2038		10		11
5.00	%,	12/01/2038		900		969		5.50	%,	10/01/2038		363		396
5.00	%,	01/01/2039		17		18		5.50	%,	11/01/2038		14		15
5.00	%,	01/01/2039		87		93		5.50	%,	11/01/2038		3		3
5.00	%,	02/01/2039		49		53		5.50	%,	12/01/2038		320		349
5.00	%,	03/01/2039		71		77		5.50	%,	01/01/2039		46		50
5.00	%,	06/01/2039		19		20		5.50	%,	02/01/2039		661		720
5.00	%,	07/01/2039		83		90		5.50	%,	03/01/2039		914		996
5.00	%,	09/01/2039		144		157		5.50	%,	04/01/2039		62		68
5.00	%,	10/01/2039		83		91		5.50	%,	09/01/2039		99		108
5.00	%,	01/01/2040		168		183		5.50	%,	12/01/2039		91		99
5.00	%,	03/01/2040		30		33		5.50	%,	01/01/2040		77		85
5.00	%,	07/01/2040		112		120		5.50	%,	03/01/2040		13		14
5.00	%,	07/01/2040		106		115		5.50	%,	06/01/2040		106		117
5.00	%,	08/01/2040		91		101		5.50	%,	01/01/2042	(f)	700		765
5.00	%,	08/01/2040		294		318		6.00	%,	05/01/2021		3		3
5.00	%,	09/01/2040		354		383		6.00	%,	11/01/2022		14		16
5.00	%,	02/01/2041		1,789		1,936		6.00	%,	02/01/2027		36		40
5.00	%,	04/01/2041		94		102		6.00	%,	07/01/2029		6		6
5.00	%,	05/01/2041		21		22		6.00	%,	07/01/2029		2		2
5.00	%,	09/01/2041		143		156		6.00	%,	02/01/2031		5		5
5.00	%,	10/01/2041		148		160		6.00	%,	12/01/2031		6		7
5.00	%,	01/01/2042	(f)	2,300		2,480		6.00	%,	01/01/2032		55		61
5.50	%,	10/01/2016		12		12		6.00	%,	11/01/2033		98		109
5.50	%,	02/01/2017		15		16		6.00	%,	06/01/2034		79		88
5.50	%,	01/01/2018		29		31		6.00	%,	08/01/2034		12		13
5.50	%,	01/01/2018		6		6		6.00	%,	05/01/2036		52		58
5.50	%,	01/01/2022		18		19		6.00	%,	06/01/2036		73		81
5.50	%,	04/01/2023		58		63		6.00	%,	11/01/2036		93		103
5.50	%,	01/01/2028		274		300		6.00	%,	12/01/2036		488		541
5.50	%,	12/01/2032		71		78		6.00	%,	02/01/2037		7		8
5.50	%,	03/01/2033		8		9		6.00	%,	03/01/2037		6		6
5.50	%,	12/01/2033		4		5		6.00	%,	05/01/2037		6		7
5.50	%,	01/01/2034		27		30		6.00	%,	10/01/2037		43		48
5.50	%,	01/01/2034		154		169		6.00	%,	11/01/2037		52		57
5.50	%,	03/01/2034		67		74		6.00	%,	12/01/2037		9		10
5.50	%,	10/01/2034		6		7		6.00	%,	12/01/2037		233		257
5.50	%,	10/01/2034		30		33		6.00	%,	01/01/2038		144		158
5.50	%,	02/01/2035		56		61		6.00	%,	01/01/2038		45		50
5.50	%,	03/01/2035		39		43		6.00	%,	01/01/2038	(a)	13		15
5.50	%,	11/01/2035		64		70		6.00	%,	01/01/2038		43		48
5.50	%,	05/01/2036		18		20		6.00	%,	01/01/2038		49		54
5.50	%,	05/01/2036		62		68		6.00	%,	01/01/2038		12		13
5.50	%,	07/01/2036		63		69		6.00	%,	04/01/2038		319		351
5.50	%,	07/01/2036		340		371		6.00	%,	05/01/2038		60		67
5.50	%,	11/01/2036		42		46		6.00	%,	07/01/2038		38		42
5.50	%,	12/01/2036		518		566		6.00	%,	07/01/2038		21		23
5.50	%,	12/01/2036		2		2		6.00	%,	08/01/2038		17		19
5.50	%,	01/01/2037		487		533		6.00	%,	09/01/2038		26		29
5.50	%,	02/01/2037		2		3		6.00	%,	09/01/2038		20		22
5.50	%,	07/01/2037		37		40		6.00	%,	12/01/2039		9		10
5.50	%,	07/01/2037		6		7		6.50	%,	06/01/2017		8		9
5.50	%,	09/01/2037		21		23		6.50	%,	04/01/2028		1		1
5.50	%,	11/01/2037		25		27		6.50	%,	03/01/2029		2		2
5.50	%,	01/01/2038		20		22		6.50	%,	05/01/2031		8		9
5.50	%,	01/01/2038		113		124		6.50	%,	06/01/2031		1		1
5.50	%,	04/01/2038		8		9		6.50	%,	10/01/2031		1		1
5.50	%,	04/01/2038		82		90		6.50	%,	05/01/2032		1		1
5.50	%,	04/01/2038		5		6		6.50	%,	04/01/2035		5		6
5.50	%,	05/01/2038		12		14		6.50	%,	03/01/2036		21		23

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)							Federal National Mortgage Association (FNMA) (continued)
							3.00	%,	05/01/2043		$682	$648
6.50	%,	09/01/2036		$21	$23		3.00	%,	05/01/2043		108	103
6.50	%,	08/01/2037		8	9		3.00	%,	06/01/2043		685	651
6.50	%,	10/01/2037		40	45		3.00	%,	06/01/2043		44	42
6.50	%,	11/01/2037		29	32
6.50	%,	12/01/2037		4	5		3.00	%,	07/01/2043		500	475
							3.00	%,	07/01/2043		749	712
6.50	%,	02/01/2038		7	8		3.00	%,	07/01/2043		59	56
6.50	%,	09/01/2038		29	32
6.50	%,	10/01/2038		8	9		3.00	%,	08/01/2043		500	475
							3.00	%,	08/01/2043		1,484	1,410
6.50	%,	01/01/2039		22	24		3.00	%,	08/01/2043		120	114
6.50	%,	09/01/2039		40	45
7.00	%,	10/01/2029		1	1		3.00	%,	09/01/2043		25	24
							3.00	%,	09/01/2043		26	24
7.00	%,	09/01/2031		9	10		3.00	%,	10/01/2043		299	284
7.00	%,	01/01/2032		1	1		3.00	%,	11/01/2043		199	189
7.00	%,	09/01/2038		19	22		3.00	%,	01/01/2044	(f)	11,500	10,917
7.50	%,	07/01/2029		31	37		3.05	%,	12/01/2041	(a)	79	82
7.50	%,	10/01/2030		3	3		3.14	%,	06/01/2040	(a)	37	39
					$101,546		3.22	%,	12/01/2040	(a)	51	53
Federal National Mortgage Association (FNMA) - 13.90%							3.25	%,	12/01/2039	(a)	63	67
2.18	%,	05/01/2043	(a)	494	493		3.26	%,	07/01/2040	(a)	87	93
2.32	%,	10/01/2047	(a)	18	19		3.36	%,	03/01/2040	(a)	32	34
2.50	%,	12/01/2027		27	27		3.43	%,	01/01/2040	(a)	62	65
2.50	%,	01/01/2028		444	441		3.48	%,	02/01/2041	(a)	47	48
2.50	%,	02/01/2028		105	104		3.50	%,	08/01/2025		48	50
2.50	%,	06/01/2028		26	25		3.50	%,	10/01/2025		35	37
2.50	%,	06/01/2028		660	654		3.50	%,	11/01/2025		40	42
2.50	%,	07/01/2028		479	475		3.50	%,	12/01/2025		49	51
2.50	%,	08/01/2028		197	195		3.50	%,	12/01/2025		71	75
2.50	%,	08/01/2028		489	485		3.50	%,	01/01/2026		142	148
2.50	%,	08/01/2028		28	28		3.50	%,	02/01/2026		93	97
2.50	%,	08/01/2028		490	486		3.50	%,	05/01/2026		20	21
2.50	%,	09/01/2028		198	197		3.50	%,	06/01/2026		103	108
2.50	%,	09/01/2028		561	556		3.50	%,	07/01/2026		21	22
2.50	%,	10/01/2028		573	568		3.50	%,	08/01/2026		171	179
2.50	%,	01/01/2029	(f)	8,000	7,918		3.50	%,	09/01/2026		134	140
2.50	%,	11/01/2032		97	92		3.50	%,	10/01/2026		68	71
2.50	%,	07/01/2033		195	185		3.50	%,	12/01/2026		221	232
2.50	%,	04/01/2038	(a)	27	29		3.50	%,	01/01/2027		229	240
2.50	%,	01/01/2044	(f)	900	814		3.50	%,	01/01/2027		131	137
2.51	%,	04/01/2037	(a)	24	26		3.50	%,	01/01/2029	(f)	3,000	3,137
2.51	%,	07/01/2041		73	76		3.50	%,	01/01/2031		24	25
2.60	%,	02/01/2042	(a)	131	137		3.50	%,	04/01/2031		47	47
2.72	%,	12/01/2043	(a)	197	202		3.50	%,	04/01/2032		194	199
2.83	%,	01/01/2042	(a)	150	155		3.50	%,	05/01/2032		412	419
2.83	%,	02/01/2042	(a)	83	85		3.50	%,	06/01/2032		662	674
3.00	%,	09/01/2026		134	137		3.50	%,	07/01/2032		266	271
3.00	%,	11/01/2026		162	165		3.50	%,	09/01/2032		422	429
3.00	%,	11/01/2026		452	462		3.50	%,	09/01/2033		197	201
3.00	%,	01/01/2027		112	114		3.50	%,	10/01/2033		396	403
3.00	%,	02/01/2027		102	104		3.50	%,	11/01/2033		397	404
3.00	%,	04/01/2027		181	185		3.50	%,	10/01/2040		23	23
3.00	%,	04/01/2027		172	175		3.50	%,	11/01/2040		78	77
3.00	%,	07/01/2027		518	529		3.50	%,	12/01/2040		86	85
3.00	%,	08/01/2027		556	569		3.50	%,	01/01/2041		55	55
3.00	%,	01/01/2028	(f)	5,300	5,409		3.50	%,	02/01/2041		34	34
3.00	%,	08/01/2032		672	663		3.50	%,	02/01/2041		33	33
3.00	%,	10/01/2032		714	704		3.50	%,	03/01/2041		196	195
3.00	%,	08/01/2033		784	772		3.50	%,	03/01/2041		123	122
3.00	%,	04/01/2042		414	393		3.50	%,	10/01/2041		337	335
3.00	%,	02/01/2043		870	827		3.50	%,	12/01/2041		983	978
3.00	%,	02/01/2043		904	859		3.50	%,	12/01/2041		340	338
3.00	%,	04/01/2043		683	649		3.50	%,	01/01/2042		190	189
3.00	%,	04/01/2043		764	726		3.50	%,	01/01/2042		183	182
3.00	%,	04/01/2043		1,972	1,874		3.50	%,	01/01/2042		348	346
3.00	%,	04/01/2043		889	845		3.50	%,	02/01/2042		79	79
3.00	%,	04/01/2043		890	846		3.50	%,	02/01/2042		49	49
3.00	%,	04/01/2043		693	658		3.50	%,	03/01/2042		416	414
3.00	%,	04/01/2043		580	551		3.50	%,	03/01/2042		109	108
3.00	%,	05/01/2043		590	561		3.50	%,	03/01/2042		228	227

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)								Federal National Mortgage Association (FNMA) (continued)
3.50	%,	03/01/2042		$90		$89		4.00	%,	07/01/2031		$77		$81
3.50	%,	03/01/2042		199		198		4.00	%,	10/01/2031		292		305
3.50	%,	04/01/2042		155		154		4.00	%,	11/01/2031		69		72
3.50	%,	04/01/2042		183		182		4.00	%,	12/01/2031		56		59
3.50	%,	04/01/2042		177		176		4.00	%,	01/01/2032		88		93
3.50	%,	04/01/2042		169		168		4.00	%,	09/01/2033		587		612
3.50	%,	05/01/2042		231		230		4.00	%,	03/01/2039		26		26
3.50	%,	07/01/2042		255		254		4.00	%,	08/01/2039		79		81
3.50	%,	07/01/2042		457		454		4.00	%,	08/01/2039		12		12
3.50	%,	08/01/2042		315		314		4.00	%,	10/01/2039		24		25
3.50	%,	09/01/2042		247		246		4.00	%,	11/01/2039		87		90
3.50	%,	10/01/2042		916		911		4.00	%,	11/01/2039		18		19
3.50	%,	10/01/2042		35		35		4.00	%,	12/01/2039		32		33
3.50	%,	01/01/2043	(f)	13,600		13,510		4.00	%,	02/01/2040		99		102
3.50	%,	04/01/2043		396		394		4.00	%,	05/01/2040		8		8
3.50	%,	05/01/2043		577		574		4.00	%,	05/01/2040		78		80
3.50	%,	05/01/2043		1,263		1,256		4.00	%,	08/01/2040		45		47
3.50	%,	06/01/2043		595		592		4.00	%,	10/01/2040		78		81
3.50	%,	07/01/2043		562		559		4.00	%,	10/01/2040		33		34
3.50	%,	09/01/2043		398		396		4.00	%,	10/01/2040		53		55
3.50	%,	09/01/2043		996		990		4.00	%,	10/01/2040		25		25
3.50	%,	12/01/2043		305		303		4.00	%,	10/01/2040		51		52
3.58	%,	05/01/2041	(a)	52		54		4.00	%,	10/01/2040		79		81
3.58	%,	05/01/2041	(a)	60		63		4.00	%,	10/01/2040		151		156
3.59	%,	08/01/2040	(a)	42		44		4.00	%,	11/01/2040		36		37
3.69	%,	02/01/2040	(a)	61		65		4.00	%,	12/01/2040		164		169
4.00	%,	04/01/2014		4		4		4.00	%,	12/01/2040		142		146
4.00	%,	05/01/2014		1		1		4.00	%,	12/01/2040		98		101
4.00	%,	09/01/2018		126		133		4.00	%,	12/01/2040		44		45
4.00	%,	07/01/2019		45		47		4.00	%,	12/01/2040		112		116
4.00	%,	03/01/2024		184		196		4.00	%,	01/01/2041		188		194
4.00	%,	05/01/2024		31		33		4.00	%,	01/01/2041		116		120
4.00	%,	05/01/2024		36		38		4.00	%,	01/01/2041		69		71
4.00	%,	06/01/2024		81		86		4.00	%,	01/01/2041		990		1,019
4.00	%,	07/01/2024		73		78		4.00	%,	02/01/2041		111		114
4.00	%,	09/01/2024		27		29		4.00	%,	02/01/2041		88		90
4.00	%,	10/01/2024		278		295		4.00	%,	02/01/2041		291		300
4.00	%,	11/01/2024		14		14		4.00	%,	02/01/2041		168		173
4.00	%,	01/01/2025		49		52		4.00	%,	02/01/2041		167		172
4.00	%,	03/01/2025		44		47		4.00	%,	03/01/2041		165		170
4.00	%,	04/01/2025		16		17		4.00	%,	03/01/2041		833		858
4.00	%,	04/01/2025		388		412		4.00	%,	03/01/2041		76		78
4.00	%,	05/01/2025		11		12		4.00	%,	04/01/2041		14		14
4.00	%,	05/01/2025		46		49		4.00	%,	09/01/2041		49		50
4.00	%,	05/01/2025		15		16		4.00	%,	09/01/2041		350		360
4.00	%,	05/01/2025		45		48		4.00	%,	09/01/2041		291		300
4.00	%,	05/01/2025		42		45		4.00	%,	10/01/2041		28		29
4.00	%,	06/01/2025		19		21		4.00	%,	10/01/2041		317		327
4.00	%,	06/01/2025		36		38		4.00	%,	10/01/2041		153		157
4.00	%,	08/01/2025		42		44		4.00	%,	11/01/2041		133		137
4.00	%,	09/01/2025		57		60		4.00	%,	11/01/2041		233		240
4.00	%,	11/01/2025		71		75		4.00	%,	11/01/2041		55		57
4.00	%,	12/01/2025		83		88		4.00	%,	11/01/2041		162		167
4.00	%,	01/01/2026		39		41		4.00	%,	12/01/2041		151		155
4.00	%,	01/01/2026		260		276		4.00	%,	12/01/2041		150		154
4.00	%,	01/01/2026		565		599		4.00	%,	12/01/2041		425		438
4.00	%,	03/01/2026		201		213		4.00	%,	12/01/2041		228		235
4.00	%,	03/01/2026		9		10		4.00	%,	12/01/2041		153		157
4.00	%,	03/01/2026		114		121		4.00	%,	01/01/2042		205		211
4.00	%,	05/01/2026		66		70		4.00	%,	01/01/2042		49		51
4.00	%,	06/01/2026		63		67		4.00	%,	01/01/2042		163		168
4.00	%,	07/01/2026		60		63		4.00	%,	02/01/2042		107		112
4.00	%,	08/01/2026		280		297		4.00	%,	02/01/2043		598		615
4.00	%,	09/01/2026		128		136		4.00	%,	02/01/2043		379		390
4.00	%,	01/01/2029	(f)	500		530		4.00	%,	08/01/2043		298		307
4.00	%,	04/01/2029		17		17		4.00	%,	09/01/2043		248		255
4.00	%,	10/01/2030		46		49		4.00	%,	01/01/2044	(f)	17,340		17,849
4.00	%,	12/01/2030		368		385		4.50	%,	03/01/2014		25		27
4.00	%,	02/01/2031		123		129		4.50	%,	03/01/2015		211		224

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)							Federal National Mortgage Association (FNMA) (continued)
4.50	%,	02/01/2018	$48		$51		4.50	%,	05/01/2040		$71		$76
4.50	%,	07/01/2018	27		29		4.50	%,	05/01/2040		316		335
4.50	%,	08/01/2018	500		532		4.50	%,	05/01/2040		207		219
4.50	%,	09/01/2018	562		598		4.50	%,	06/01/2040		61		65
4.50	%,	12/01/2018	481		512		4.50	%,	07/01/2040		6		7
4.50	%,	01/01/2019	4		4		4.50	%,	07/01/2040		70		74
4.50	%,	03/01/2019	195		207		4.50	%,	08/01/2040		361		382
4.50	%,	04/01/2019	619		658		4.50	%,	08/01/2040		104		110
4.50	%,	05/01/2019	84		89		4.50	%,	08/01/2040		507		538
4.50	%,	08/01/2019	7		7		4.50	%,	08/01/2040		190		202
4.50	%,	09/01/2020	14		15		4.50	%,	09/01/2040		82		87
4.50	%,	05/01/2022	39		41		4.50	%,	09/01/2040		56		59
4.50	%,	02/01/2024	9		10		4.50	%,	09/01/2040		47		50
4.50	%,	04/01/2024	5		5		4.50	%,	10/01/2040		263		279
4.50	%,	04/01/2024	7		7		4.50	%,	12/01/2040		45		48
4.50	%,	11/01/2024	25		27		4.50	%,	03/01/2041		97		103
4.50	%,	12/01/2024	56		61		4.50	%,	03/01/2041		71		76
4.50	%,	12/01/2024	31		33		4.50	%,	03/01/2041		376		398
4.50	%,	02/01/2025	47		50		4.50	%,	04/01/2041		86		91
4.50	%,	02/01/2025	61		66		4.50	%,	05/01/2041		120		127
4.50	%,	04/01/2025	10		10		4.50	%,	05/01/2041		186		197
4.50	%,	05/01/2025	73		77		4.50	%,	05/01/2041		355		376
4.50	%,	04/01/2026	104		111		4.50	%,	06/01/2041		278		294
4.50	%,	07/01/2029	9		9		4.50	%,	06/01/2041		115		122
4.50	%,	02/01/2030	43		46		4.50	%,	06/01/2041		368		390
4.50	%,	04/01/2030	15		16		4.50	%,	06/01/2041		65		69
4.50	%,	08/01/2030	290		309		4.50	%,	06/01/2041		223		236
4.50	%,	09/01/2030	239		255		4.50	%,	07/01/2041		83		88
4.50	%,	01/01/2031	47		50		4.50	%,	07/01/2041		84		89
4.50	%,	04/01/2031	28		30		4.50	%,	07/01/2041		139		148
4.50	%,	05/01/2031	42		45		4.50	%,	08/01/2041		131		139
4.50	%,	07/01/2031	164		176		4.50	%,	09/01/2041		131		139
4.50	%,	08/01/2031	85		91		4.50	%,	09/01/2041		619		658
4.50	%,	08/01/2033	8		9		4.50	%,	10/01/2041		139		148
4.50	%,	08/01/2033	47		50		4.50	%,	11/01/2041		133		141
4.50	%,	11/01/2033	112		119		4.50	%,	11/01/2041		144		153
4.50	%,	02/01/2035	414		439		4.50	%,	11/01/2041		167		177
4.50	%,	12/01/2035	316		335		4.50	%,	12/01/2041		154		163
4.50	%,	01/01/2036	4		5		4.50	%,	01/01/2042	(f)	7,200		7,629
4.50	%,	03/01/2036	11		12		4.50	%,	09/01/2042		199		211
4.50	%,	06/01/2038	62		66		4.50	%,	09/01/2043		472		500
4.50	%,	01/01/2039	16		17		5.00	%,	04/01/2014		1		1
4.50	%,	02/01/2039	36		38		5.00	%,	02/01/2015		356		378
4.50	%,	04/01/2039	120		128		5.00	%,	12/01/2017		8		8
4.50	%,	04/01/2039	26		28		5.00	%,	03/01/2018		482		514
4.50	%,	04/01/2039	112		119		5.00	%,	11/01/2018		7		8
4.50	%,	06/01/2039	40		42		5.00	%,	06/01/2019		50		53
4.50	%,	06/01/2039	185		196		5.00	%,	07/01/2019		280		298
4.50	%,	06/01/2039	172		183		5.00	%,	11/01/2020		269		289
4.50	%,	06/01/2039	67		71		5.00	%,	11/01/2021		22		23
4.50	%,	07/01/2039	121		128		5.00	%,	02/01/2023		31		33
4.50	%,	07/01/2039	138		146		5.00	%,	07/01/2023		4		4
4.50	%,	07/01/2039	63		67		5.00	%,	09/01/2023		170		183
4.50	%,	08/01/2039	68		72		5.00	%,	12/01/2023		20		22
4.50	%,	09/01/2039	70		74		5.00	%,	12/01/2023		9		10
4.50	%,	10/01/2039	206		218		5.00	%,	01/01/2024		50		54
4.50	%,	10/01/2039	126		133		5.00	%,	01/01/2024		31		34
4.50	%,	12/01/2039	123		131		5.00	%,	02/01/2024		285		307
4.50	%,	12/01/2039	164		174		5.00	%,	07/01/2024		20		22
4.50	%,	12/01/2039	63		67		5.00	%,	11/01/2025		296		321
4.50	%,	12/01/2039	77		82		5.00	%,	04/01/2029		35		38
4.50	%,	12/01/2039	46		49		5.00	%,	03/01/2030		63		70
4.50	%,	01/01/2040	238		252		5.00	%,	08/01/2030		77		85
4.50	%,	01/01/2040	156		166		5.00	%,	05/01/2033		35		39
4.50	%,	02/01/2040	68		72		5.00	%,	05/01/2033		23		25
4.50	%,	02/01/2040	114		121		5.00	%,	07/01/2033		175		191
4.50	%,	03/01/2040	71		75		5.00	%,	08/01/2033		8		9
4.50	%,	04/01/2040	140		149		5.00	%,	09/01/2033		76		83
4.50	%,	05/01/2040	75		79		5.00	%,	11/01/2033		95		103

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)								Federal National Mortgage Association (FNMA) (continued)
5.00	%,	02/01/2034		$12		$14		5.50	%,	09/01/2023	$26		$29
5.00	%,	03/01/2034		17		18		5.50	%,	12/01/2023	13		15
5.00	%,	05/01/2034		121		131		5.50	%,	05/01/2025	57		61
5.00	%,	02/01/2035		118		129		5.50	%,	06/01/2028	22		24
5.00	%,	03/01/2035		12		13		5.50	%,	09/01/2028	6		7
5.00	%,	04/01/2035		19		21		5.50	%,	01/01/2029	12		14
5.00	%,	06/01/2035		237		257		5.50	%,	12/01/2029	54		59
5.00	%,	07/01/2035		555		603		5.50	%,	06/01/2033	26		28
5.00	%,	07/01/2035		110		119		5.50	%,	04/01/2034	130		143
5.00	%,	07/01/2035		12		13		5.50	%,	04/01/2034	71		78
5.00	%,	07/01/2035		34		37		5.50	%,	04/01/2034	93		102
5.00	%,	09/01/2035		19		21		5.50	%,	05/01/2034	80		88
5.00	%,	10/01/2035		55		60		5.50	%,	06/01/2034	4		4
5.00	%,	01/01/2036		104		112		5.50	%,	11/01/2034	67		74
5.00	%,	03/01/2036		67		72		5.50	%,	01/01/2035	16		18
5.00	%,	03/01/2036		103		112		5.50	%,	01/01/2035	74		82
5.00	%,	04/01/2036		4		4		5.50	%,	03/01/2035	31		34
5.00	%,	05/01/2036		2		2		5.50	%,	04/01/2035	45		49
5.00	%,	06/01/2036		246		266		5.50	%,	04/01/2035	3		3
5.00	%,	07/01/2036		126		138		5.50	%,	08/01/2035	20		22
5.00	%,	07/01/2037		36		39		5.50	%,	09/01/2035	6		6
5.00	%,	02/01/2038		260		282		5.50	%,	10/01/2035	8		9
5.00	%,	06/01/2038		14		16		5.50	%,	10/01/2035	8		9
5.00	%,	01/01/2039		66		72		5.50	%,	11/01/2035	520		576
5.00	%,	01/01/2039		303		328		5.50	%,	12/01/2035	27		30
5.00	%,	02/01/2039		105		115		5.50	%,	01/01/2036	11		12
5.00	%,	03/01/2039		45		48		5.50	%,	04/01/2036	6		6
5.00	%,	04/01/2039		111		121		5.50	%,	04/01/2036	82		90
5.00	%,	04/01/2039		44		48		5.50	%,	05/01/2036	403		443
5.00	%,	04/01/2039		77		84		5.50	%,	07/01/2036	44		49
5.00	%,	07/01/2039		110		120		5.50	%,	08/01/2036	107		118
5.00	%,	10/01/2039		89		97		5.50	%,	09/01/2036	49		54
5.00	%,	12/01/2039		68		74		5.50	%,	09/01/2036	121		133
5.00	%,	12/01/2039		168		183		5.50	%,	11/01/2036	32		35
5.00	%,	01/01/2040		137		150		5.50	%,	11/01/2036	19		21
5.00	%,	02/01/2040		164		181		5.50	%,	11/01/2036	45		49
5.00	%,	05/01/2040		56		61		5.50	%,	01/01/2037	45		49
5.00	%,	06/01/2040		39		43		5.50	%,	02/01/2037	82		90
5.00	%,	06/01/2040		137		149		5.50	%,	03/01/2037	296		326
5.00	%,	06/01/2040		133		145		5.50	%,	05/01/2037	4		4
5.00	%,	08/01/2040		54		59		5.50	%,	05/01/2037	40		45
5.00	%,	08/01/2040		206		225		5.50	%,	05/01/2037	1,412		1,551
5.00	%,	08/01/2040		71		77		5.50	%,	06/01/2037	121		133
5.00	%,	11/01/2040		79		87		5.50	%,	07/01/2037	10		11
5.00	%,	04/01/2041		65		71		5.50	%,	07/01/2037	6		7
5.00	%,	05/01/2041		102		111		5.50	%,	08/01/2037	427		469
5.00	%,	05/01/2041		85		93		5.50	%,	08/01/2037	434		477
5.00	%,	05/01/2041		101		111		5.50	%,	01/01/2038	17		19
5.00	%,	05/01/2041		82		89		5.50	%,	01/01/2038	11		12
5.00	%,	01/01/2044	(f)	7,300		7,928		5.50	%,	02/01/2038	55		60
5.15	%,	06/01/2037	(a)	38		40		5.50	%,	02/01/2038	55		61
5.45	%,	01/01/2036	(a)	18		20		5.50	%,	02/01/2038	118		130
5.50	%,	02/01/2015		12		13		5.50	%,	03/01/2038	43		47
5.50	%,	10/01/2016		49		52		5.50	%,	03/01/2038	51		56
5.50	%,	01/01/2017		44		47		5.50	%,	03/01/2038	37		40
5.50	%,	02/01/2018		63		67		5.50	%,	05/01/2038	85		93
5.50	%,	12/01/2018		60		64		5.50	%,	05/01/2038	22		24
5.50	%,	05/01/2019		10		11		5.50	%,	06/01/2038	6		6
5.50	%,	08/01/2019		60		65		5.50	%,	06/01/2038	484		531
5.50	%,	12/01/2019		34		36		5.50	%,	06/01/2038	649		712
5.50	%,	01/01/2021		10		11		5.50	%,	06/01/2038	48		53
5.50	%,	05/01/2021		14		15		5.50	%,	06/01/2038	5		5
5.50	%,	10/01/2021		11		12		5.50	%,	07/01/2038	41		45
5.50	%,	11/01/2022		39		43		5.50	%,	07/01/2038	28		30
5.50	%,	11/01/2022		19		21		5.50	%,	08/01/2038	532		584
5.50	%,	02/01/2023		21		22		5.50	%,	09/01/2038	6		7
5.50	%,	03/01/2023		36		39		5.50	%,	11/01/2038	24		26
5.50	%,	04/01/2023		74		82		5.50	%,	11/01/2038	436		478
5.50	%,	07/01/2023		20		22		5.50	%,	11/01/2038	22		25

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)

Federal National Mortgage Association (FNMA) (continued)							Federal National Mortgage Association (FNMA) (continued)
5.50	%,	11/01/2038	$19		$20		6.50	%,	12/01/2016		$27		$28
5.50	%,	11/01/2038	281		309		6.50	%,	07/01/2020		5		5
5.50	%,	11/01/2038	17		19		6.50	%,	03/01/2026		1		1
5.50	%,	12/01/2038	34		37		6.50	%,	12/01/2031		2		2
5.50	%,	12/01/2038	49		54		6.50	%,	03/01/2032		4		5
5.50	%,	12/01/2038	18		20		6.50	%,	07/01/2032		13		14
5.50	%,	01/01/2039	29		31		6.50	%,	11/01/2033		19		21
5.50	%,	04/01/2039	28		30		6.50	%,	08/01/2034		44		48
5.50	%,	07/01/2039	119		131		6.50	%,	09/01/2034		37		42
5.50	%,	09/01/2039	70		77		6.50	%,	10/01/2034		11		12
5.50	%,	10/01/2039	28		31		6.50	%,	07/01/2037		17		19
5.50	%,	12/01/2039	133		148		6.50	%,	07/01/2037		20		22
5.50	%,	12/01/2039	53		59		6.50	%,	08/01/2037		23		25
5.50	%,	05/01/2040	330		362		6.50	%,	10/01/2037		173		193
5.50	%,	06/01/2040	20		22		6.50	%,	01/01/2038		39		45
5.50	%,	07/01/2040	58		64		6.50	%,	01/01/2038		455		506
5.50	%,	07/01/2041	451		495		6.50	%,	02/01/2038		14		16
6.00	%,	01/01/2016	1		1		6.50	%,	02/01/2038		16		18
6.00	%,	10/01/2016	1		1		6.50	%,	03/01/2038		8		9
6.00	%,	06/01/2017	38		41		6.50	%,	03/01/2038		102		114
6.00	%,	06/01/2017	5		5		6.50	%,	05/01/2038		269		306
6.00	%,	11/01/2017	2		2		6.50	%,	05/01/2038		46		52
6.00	%,	05/01/2024	7		8		6.50	%,	09/01/2038		19		21
6.00	%,	12/01/2032	42		47		6.50	%,	10/01/2039		31		35
6.00	%,	01/01/2033	8		9		7.00	%,	12/01/2037		30		33
6.00	%,	10/01/2033	12		14		7.00	%,	12/01/2037		39		43
6.00	%,	12/01/2033	30		34		7.50	%,	05/01/2031		16		19
6.00	%,	10/01/2034	53		59								$175,697
6.00	%,	12/01/2034	21		23		Government National Mortgage Association (GNMA) -
6.00	%,	01/01/2035	86		97		8.01%
6.00	%,	07/01/2035	83		93		2.00	%,	10/20/2042	(a)	225		233
6.00	%,	07/01/2035	204		227		2.00	%,	01/20/2043		232		240
6.00	%,	10/01/2035	77		86		2.00	%,	06/20/2043	(a)	196		202
6.00	%,	05/01/2036	9		10		2.50	%,	09/20/2027		355		354
6.00	%,	05/01/2036	3		3		2.50	%,	07/20/2028		291		291
6.00	%,	05/01/2036	5		6		2.50	%,	11/20/2040		78		81
6.00	%,	06/01/2036	54		60		2.50	%,	12/20/2040		48		50
6.00	%,	02/01/2037	74		82		2.50	%,	02/20/2042	(a)	150		155
6.00	%,	02/01/2037	19		21		2.50	%,	01/20/2043	(a)	216		223
6.00	%,	03/01/2037	155		172		2.50	%,	07/20/2043		398		366
6.00	%,	03/01/2037	54		60		2.50	%,	11/20/2043	(a)	699		718
6.00	%,	06/01/2037	30		33		2.50	%,	01/01/2044	(f)	500		459
6.00	%,	07/01/2037	12		14		3.00	%,	04/15/2027		201		207
6.00	%,	09/01/2037	77		86		3.00	%,	09/20/2027		343		353
6.00	%,	10/01/2037	9		10		3.00	%,	11/20/2027		181		186
6.00	%,	11/01/2037	18		20		3.00	%,	09/20/2028		197		202
6.00	%,	11/01/2037	2		2		3.00	%,	02/20/2041	(a)	125		131
6.00	%,	11/01/2037	5		6		3.00	%,	11/20/2041	(a)	204		214
6.00	%,	12/01/2037	26		28		3.00	%,	02/20/2042	(a)	173		181
6.00	%,	01/01/2038	40		44		3.00	%,	04/20/2042	(a)	525		544
6.00	%,	01/01/2038	432		478		3.00	%,	07/20/2042	(a)	834		868
6.00	%,	01/01/2038	28		31		3.00	%,	09/20/2042		475		460
6.00	%,	02/01/2038	14		16		3.00	%,	10/15/2042		778		753
6.00	%,	03/01/2038	215		238		3.00	%,	12/20/2042		942		913
6.00	%,	03/01/2038	26		29		3.00	%,	01/01/2043		10,700		10,338
6.00	%,	05/01/2038	17		18		3.00	%,	01/01/2043	(f)	1,800		1,738
6.00	%,	05/01/2038	24		27		3.00	%,	03/20/2043		1,748		1,693
6.00	%,	08/01/2038	39		44		3.00	%,	03/20/2043		488		473
6.00	%,	09/01/2038	122		136		3.00	%,	05/15/2043		81		78
6.00	%,	10/01/2038	80		89		3.00	%,	06/20/2043		498		482
6.00	%,	11/01/2038	205		227		3.00	%,	08/15/2043		696		674
6.00	%,	12/01/2038	16		18		3.00	%,	10/20/2043		399		386
6.00	%,	10/01/2039	44		48		3.50	%,	12/15/2025		27		28
6.00	%,	10/01/2039	45		50		3.50	%,	05/15/2026		38		40
6.00	%,	04/01/2040	94		104		3.50	%,	03/20/2027		91		95
6.00	%,	09/01/2040	30		33		3.50	%,	04/20/2027		154		161
6.00	%,	10/01/2040	45		50		3.50	%,	09/20/2028		196		205
6.00	%,	10/01/2040	105		117		3.50	%,	07/20/2040		41		43
6.00	%,	05/01/2041	964		1,067		3.50	%,	01/20/2041		129		131

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)								Government National Mortgage Association (GNMA)
(continued)								(continued)
3.50	%,	03/20/2041	(a)	$576		$605		4.50	%,	04/20/2026		$28		$29
3.50	%,	05/20/2041		117		123		4.50	%,	02/15/2039		583		623
3.50	%,	11/15/2041		94		95		4.50	%,	03/15/2039		54		58
3.50	%,	11/20/2041		39		40		4.50	%,	03/15/2039		98		105
3.50	%,	01/15/2042		103		104		4.50	%,	03/15/2039		210		224
3.50	%,	01/20/2042		182		183		4.50	%,	03/15/2039		66		72
3.50	%,	02/15/2042		526		532		4.50	%,	03/20/2039		112		121
3.50	%,	02/15/2042		200		202		4.50	%,	04/15/2039		85		91
3.50	%,	02/20/2042		175		177		4.50	%,	04/15/2039		164		175
3.50	%,	03/15/2042		193		194		4.50	%,	04/15/2039		241		258
3.50	%,	03/15/2042		175		177		4.50	%,	05/15/2039		42		45
3.50	%,	03/20/2042		203		205		4.50	%,	05/15/2039		374		399
3.50	%,	04/20/2042		412		416		4.50	%,	05/15/2039		45		48
3.50	%,	05/20/2042		1,429		1,444		4.50	%,	05/15/2039		586		627
3.50	%,	06/20/2042		844		853		4.50	%,	05/15/2039		122		132
3.50	%,	01/15/2043		590		596		4.50	%,	06/15/2039		206		223
3.50	%,	01/15/2043		968		978		4.50	%,	07/15/2039		51		54
3.50	%,	03/20/2043		939		948		4.50	%,	11/15/2039		48		51
3.50	%,	04/20/2043		954		964		4.50	%,	11/15/2039		451		487
3.50	%,	08/15/2043		395		399		4.50	%,	12/15/2039		141		152
3.50	%,	01/01/2044		13,800		13,921		4.50	%,	01/15/2040		163		176
4.00	%,	08/15/2024		45		47		4.50	%,	02/15/2040		48		52
4.00	%,	12/15/2024		43		46		4.50	%,	02/15/2040		47		50
4.00	%,	11/15/2025		30		31		4.50	%,	02/15/2040		30		32
4.00	%,	05/15/2026		39		41		4.50	%,	02/15/2040		81		87
4.00	%,	06/15/2039		23		24		4.50	%,	02/15/2040		24		26
4.00	%,	07/20/2040		92		96		4.50	%,	02/15/2040		27		29
4.00	%,	08/15/2040		178		185		4.50	%,	03/15/2040		68		73
4.00	%,	08/15/2040		66		69		4.50	%,	05/15/2040		72		77
4.00	%,	09/15/2040		102		106		4.50	%,	06/15/2040		64		69
4.00	%,	09/15/2040		72		75		4.50	%,	06/15/2040		69		74
4.00	%,	10/15/2040		98		102		4.50	%,	07/15/2040		74		79
4.00	%,	11/15/2040		91		95		4.50	%,	07/15/2040		56		60
4.00	%,	11/15/2040		15		15		4.50	%,	08/15/2040		104		112
4.00	%,	11/20/2040		65		68		4.50	%,	08/15/2040		103		111
4.00	%,	12/20/2040		106		111		4.50	%,	08/15/2040		84		90
4.00	%,	01/15/2041		102		108		4.50	%,	08/15/2040		80		86
4.00	%,	01/15/2041		223		232		4.50	%,	09/15/2040		88		95
4.00	%,	01/15/2041		75		78		4.50	%,	09/15/2040		112		119
4.00	%,	01/20/2041		209		217		4.50	%,	10/15/2040		102		110
4.00	%,	05/15/2041		66		69		4.50	%,	12/15/2040		56		60
4.00	%,	05/15/2041		112		116		4.50	%,	01/20/2041		105		112
4.00	%,	07/20/2041		78		81		4.50	%,	01/20/2041		119		129
4.00	%,	07/20/2041	(a)	60		63		4.50	%,	02/20/2041		126		135
4.00	%,	08/15/2041		274		285		4.50	%,	02/20/2041		112		121
4.00	%,	08/15/2041		60		62		4.50	%,	03/15/2041		51		55
4.00	%,	09/15/2041		88		92		4.50	%,	03/15/2041		273		293
4.00	%,	09/15/2041		207		216		4.50	%,	03/20/2041		112		122
4.00	%,	09/15/2041		193		201		4.50	%,	03/20/2041		68		73
4.00	%,	09/20/2041		375		391		4.50	%,	04/15/2041		136		146
4.00	%,	10/15/2041		113		118		4.50	%,	04/15/2041		57		61
4.00	%,	10/15/2041		88		92		4.50	%,	04/20/2041		136		145
4.00	%,	11/15/2041		383		398		4.50	%,	05/15/2041		95		102
4.00	%,	11/20/2041		129		134		4.50	%,	05/15/2041		78		84
4.00	%,	12/15/2041		236		246		4.50	%,	06/20/2041		424		454
4.00	%,	12/15/2041		129		134		4.50	%,	07/15/2041		62		66
4.00	%,	12/20/2041		128		133		4.50	%,	07/15/2041		176		188
4.00	%,	01/01/2042	(f)	600		623		4.50	%,	07/20/2041		811		868
4.00	%,	01/20/2042		685		714		4.50	%,	08/15/2041		431		461
4.00	%,	02/20/2042		566		589		4.50	%,	08/20/2041		300		322
4.00	%,	03/15/2042		291		302		4.50	%,	09/20/2041		74		79
4.00	%,	03/15/2042		171		178		4.50	%,	11/20/2041		1,091		1,168
4.00	%,	03/20/2042		668		695		4.50	%,	12/20/2041		76		81
4.00	%,	04/20/2042		595		619		4.50	%,	01/20/2042		546		585
4.00	%,	07/20/2042		1,312		1,366		4.50	%,	02/01/2042	(f)	1,000		1,067
4.00	%,	06/20/2043		160		167		4.50	%,	02/20/2042		275		295
4.00	%,	09/15/2043		498		518		4.50	%,	03/20/2042		72		77
4.00	%,	09/20/2043		297		310		4.50	%,	04/20/2042		140		150
4.00	%,	01/01/2044		5,500		5,719		4.50	%,	05/20/2042		167		179

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal				U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)							Government National Mortgage Association (GNMA)
(continued)							(continued)
4.50	%,	05/20/2043	$902		$968		5.50	%,	12/15/2036	$26		$29
4.50	%,	01/01/2044	4,000		4,277		5.50	%,	04/15/2037	81		90
5.00	%,	08/15/2033	111		121		5.50	%,	05/15/2038	36		39
5.00	%,	02/15/2034	127		139		5.50	%,	06/15/2038	43		47
5.00	%,	08/15/2035	81		89		5.50	%,	09/15/2038	155		171
5.00	%,	04/20/2037	11		12		5.50	%,	10/20/2038	108		120
5.00	%,	04/20/2038	786		853		5.50	%,	11/15/2038	43		48
5.00	%,	05/15/2038	197		214		5.50	%,	12/20/2038	42		47
5.00	%,	06/20/2038	89		97		5.50	%,	01/15/2039	127		139
5.00	%,	10/15/2038	49		53		5.50	%,	01/15/2039	37		41
5.00	%,	01/15/2039	431		468		5.50	%,	01/15/2039	70		76
5.00	%,	02/15/2039	340		369		5.50	%,	01/15/2039	10		11
5.00	%,	04/15/2039	454		494		5.50	%,	02/15/2039	29		32
5.00	%,	05/15/2039	30		33		5.50	%,	02/20/2039	226		249
5.00	%,	06/15/2039	81		90		5.50	%,	05/15/2039	11		12
5.00	%,	06/15/2039	73		81		5.50	%,	12/15/2039	58		64
5.00	%,	06/20/2039	96		104		5.50	%,	03/15/2040	227		250
5.00	%,	07/15/2039	88		97		5.50	%,	04/15/2040	404		443
5.00	%,	07/15/2039	80		87		5.50	%,	06/20/2040	281		310
5.00	%,	07/15/2039	68		75		5.50	%,	07/20/2040	56		62
5.00	%,	07/15/2039	75		81		5.50	%,	11/15/2040	37		41
5.00	%,	08/15/2039	77		85		5.50	%,	12/20/2040	44		48
5.00	%,	09/15/2039	75		81		5.50	%,	01/20/2041	720		795
5.00	%,	09/15/2039	31		33		5.50	%,	04/20/2041	135		150
5.00	%,	09/15/2039	75		83		5.50	%,	10/20/2041	130		144
5.00	%,	09/15/2039	80		87		5.50	%,	11/20/2041	136		152
5.00	%,	09/15/2039	95		103		5.50	%,	10/20/2042	386		426
5.00	%,	11/15/2039	91		101		5.50	%,	11/20/2042	384		425
5.00	%,	12/15/2039	151		164		6.00	%,	07/15/2032	2		2
5.00	%,	02/15/2040	94		104		6.00	%,	12/15/2032	2		3
5.00	%,	02/15/2040	94		102		6.00	%,	10/15/2034	46		52
5.00	%,	02/15/2040	89		99		6.00	%,	04/15/2035	29		32
5.00	%,	04/15/2040	64		71		6.00	%,	04/15/2036	28		32
5.00	%,	05/15/2040	55		60		6.00	%,	06/15/2036	58		64
5.00	%,	05/15/2040	79		86		6.00	%,	04/15/2037	92		103
5.00	%,	05/20/2040	25		28		6.00	%,	05/15/2037	64		72
5.00	%,	06/15/2040	67		73		6.00	%,	10/20/2037	127		143
5.00	%,	06/15/2040	123		134		6.00	%,	11/20/2037	47		53
5.00	%,	06/15/2040	14		15		6.00	%,	01/15/2038	30		34
5.00	%,	06/15/2040	173		189		6.00	%,	08/15/2038	30		33
5.00	%,	06/20/2040	118		129		6.00	%,	01/15/2039	273		303
5.00	%,	07/15/2040	57		62		6.00	%,	09/15/2039	130		145
5.00	%,	07/20/2040	121		133		6.00	%,	09/15/2039	85		94
5.00	%,	01/20/2041	61		67		6.00	%,	11/15/2039	232		259
5.00	%,	02/20/2041	150		163		6.00	%,	04/15/2040	11		12
5.00	%,	04/15/2041	397		434		6.00	%,	01/20/2042	135		151
5.00	%,	05/20/2041	136		148		6.50	%,	10/20/2028	2		2
5.00	%,	06/20/2041	36		39		6.50	%,	05/20/2029	1		1
5.00	%,	07/20/2041	56		62		6.50	%,	02/20/2032	1		1
5.00	%,	08/20/2041	403		441		6.50	%,	05/20/2032	10		11
5.00	%,	10/20/2041	47		51		6.50	%,	05/15/2037	80		89
5.00	%,	11/20/2041	132		143		6.50	%,	08/20/2038	40		44
5.00	%,	12/20/2041	105		114		6.50	%,	09/15/2038	46		52
5.00	%,	02/20/2042	545		595		7.00	%,	01/15/2028	2		2
5.00	%,	04/20/2042	1,309		1,420		7.00	%,	03/15/2029	3		3
5.00	%,	12/20/2042	821		890		7.00	%,	07/15/2031	2		2
5.00	%,	01/20/2043	204		221							$101,222
5.00	%,	07/20/2043	666		722
5.00	%,	11/20/2043	299		325		U.S. Treasury - 35.89%
5.00	%,	01/01/2044	200		217		0.13	%,	04/30/2015	1,389		1,387
5.50	%,	01/15/2024	19		20		0.25	%,	01/15/2015	1,971		1,972
5.50	%,	11/15/2033	57		63		0.25	%,	01/31/2015	1,700		1,701
5.50	%,	03/15/2034	22		25		0.25	%,	02/15/2015	3,080		3,082
5.50	%,	04/15/2034	23		25		0.25	%,	02/28/2015	2,829		2,831
5.50	%,	07/15/2034	16		18		0.25	%,	03/31/2015	2,000		2,001
5.50	%,	11/15/2034	72		81		0.25	%,	05/15/2015	1,632		1,633
5.50	%,	02/15/2035	41		46		0.25	%,	05/31/2015	1,500		1,501
5.50	%,	03/15/2036	26		28		0.25	%,	07/15/2015	1,889		1,889
5.50	%,	04/15/2036	40		44		0.25	%,	07/31/2015	2,800		2,800

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal				U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)			Amount (000's)	Value	(000	's)

U.S. Treasury (continued)							U.S. Treasury (continued)
0.25	%,	08/15/2015	$3,450		$3,449		1.38	%,	12/31/2018	$2,000		$1,967
0.25	%,	09/15/2015	2,614		2,612		1.38	%,	02/28/2019	1,627		1,593
0.25	%,	09/30/2015	2,215		2,213		1.38	%,	01/31/2020	90		86
0.25	%,	10/15/2015	3,618		3,613		1.38	%,	05/31/2020	2,000		1,895
0.25	%,	10/31/2015	2,230		2,227		1.50	%,	06/30/2016	1,566		1,602
0.25	%,	11/30/2015	2,310		2,305		1.50	%,	07/31/2016	2,503		2,560
0.25	%,	12/15/2015	2,699		2,693		1.50	%,	08/31/2018	4,960		4,935
0.25	%,	12/31/2015	1,675		1,671		1.50	%,	12/31/2018	2,630		2,600
0.25	%,	04/15/2016	3,626		3,607		1.50	%,	03/31/2019	1,380		1,357
0.25	%,	05/15/2016	3,630		3,608		1.63	%,	08/15/2022	69		63
0.38	%,	03/15/2015	5,038		5,048		1.63	%,	11/15/2022	3,599		3,249
0.38	%,	04/15/2015	1,918		1,922		1.75	%,	07/31/2015	2,053		2,101
0.38	%,	06/15/2015	1,877		1,881		1.75	%,	05/31/2016	1,920		1,976
0.38	%,	06/30/2015	2,000		2,004		1.75	%,	05/15/2023	4,955		4,466
0.38	%,	08/31/2015	2,235		2,238		1.88	%,	06/30/2015	3,473		3,557
0.38	%,	11/15/2015	3,418		3,420		1.88	%,	08/31/2017	1,184		1,216
0.38	%,	01/15/2016	3,005		3,004		1.88	%,	09/30/2017	984		1,009
0.38	%,	02/15/2016	2,600		2,598		1.88	%,	10/31/2017	1,484		1,521
0.38	%,	03/15/2016	3,170		3,165		1.88	%,	06/30/2020	2,000		1,951
0.50	%,	06/15/2016	2,555		2,552		1.88	%,	10/31/2020	2,020		1,938
0.50	%,	07/31/2017	2,530		2,477		2.00	%,	01/31/2016	3,544		3,661
0.63	%,	07/15/2016	2,200		2,203		2.00	%,	04/30/2016	1,900		1,966
0.63	%,	08/15/2016	2,105		2,105		2.00	%,	07/31/2020	2,200		2,161
0.63	%,	10/15/2016	2,090		2,086		2.00	%,	09/30/2020	1,945		1,901
0.63	%,	11/15/2016	2,165		2,158		2.00	%,	11/30/2020	2,095		2,039
0.63	%,	12/15/2016	1,675		1,668		2.00	%,	11/15/2021	2,000		1,909
0.63	%,	05/31/2017	2,090		2,063		2.00	%,	02/15/2022	1,684		1,598
0.63	%,	08/31/2017	2,700		2,649		2.00	%,	02/15/2023	5,168		4,794
0.63	%,	09/30/2017	3,000		2,938		2.13	%,	05/31/2015	3,027		3,108
0.63	%,	11/30/2017	2,831		2,760		2.13	%,	12/31/2015	3,825		3,956
0.63	%,	04/30/2018	2,130		2,054		2.13	%,	02/29/2016	1,420		1,472
0.75	%,	06/30/2017	2,731		2,702		2.13	%,	08/31/2020	1,905		1,881
0.75	%,	10/31/2017	1,602		1,573		2.13	%,	08/15/2021	4,350		4,214
0.75	%,	12/31/2017	3,459		3,382		2.25	%,	01/31/2015	4,496		4,596
0.75	%,	02/28/2018	2,831		2,756		2.25	%,	03/31/2016	2,000		2,080
0.75	%,	03/31/2018	1,700		1,652		2.25	%,	11/30/2017	1,514		1,572
0.88	%,	09/15/2016	2,080		2,092		2.38	%,	02/28/2015	3,700		3,793
0.88	%,	11/30/2016	2,657		2,666		2.38	%,	03/31/2016	1,500		1,565
0.88	%,	12/31/2016	750		752		2.38	%,	07/31/2017	1,720		1,797
0.88	%,	01/31/2017	4,450		4,454		2.38	%,	05/31/2018	1,675		1,738
0.88	%,	02/28/2017	1,760		1,760		2.38	%,	06/30/2018	613		636
0.88	%,	04/30/2017	2,044		2,038		2.38	%,	12/31/2020	1,675		1,666
0.88	%,	01/31/2018	3,045		2,987		2.50	%,	03/31/2015	3,657		3,761
0.88	%,	07/31/2019	1,000		942		2.50	%,	04/30/2015	3,032		3,123
1.00	%,	08/31/2016	3,179		3,209		2.50	%,	06/30/2017	629		660
1.00	%,	09/30/2016	1,722		1,737		2.50	%,	08/15/2023	6,278		6,029
1.00	%,	10/31/2016	2,324		2,342		2.63	%,	02/29/2016	1,800		1,885
1.00	%,	03/31/2017	2,545		2,551		2.63	%,	04/30/2016	1,105		1,159
1.00	%,	05/31/2018	2,000		1,956		2.63	%,	01/31/2018	1,136		1,194
1.00	%,	06/30/2019	750		713		2.63	%,	04/30/2018	1,711		1,796
1.00	%,	08/31/2019	7,490		7,083		2.63	%,	08/15/2020	2,710		2,765
1.00	%,	09/30/2019	2,570		2,426		2.63	%,	11/15/2020	6,057		6,156
1.00	%,	11/30/2019	2,500		2,349		2.75	%,	11/30/2016	2,506		2,649
1.13	%,	05/31/2019	2,620		2,515		2.75	%,	05/31/2017	1,900		2,012
1.13	%,	12/31/2019	2,000		1,889		2.75	%,	12/31/2017	823		870
1.13	%,	03/31/2020	2,000		1,874		2.75	%,	02/28/2018	1,673		1,767
1.13	%,	04/30/2020	1,800		1,682		2.75	%,	02/15/2019	1,478		1,549
1.25	%,	08/31/2015	2,891		2,937		2.75	%,	11/15/2023	3,220		3,150
1.25	%,	09/30/2015	3,815		3,877		2.75	%,	08/15/2042	1,911		1,514
1.25	%,	10/31/2015	3,596		3,656		2.75	%,	11/15/2042	4,290		3,392
1.25	%,	10/31/2018	2,500		2,451		2.88	%,	03/31/2018	222		235
1.25	%,	11/30/2018	1,385		1,355		2.88	%,	05/15/2043	4,610		3,736
1.25	%,	01/31/2019	1,225		1,195		3.00	%,	08/31/2016	1,714		1,821
1.25	%,	04/30/2019	2,095		2,030		3.00	%,	09/30/2016	366		389
1.25	%,	10/31/2019	2,000		1,913		3.00	%,	02/28/2017	1,099		1,171
1.38	%,	11/30/2015	2,637		2,688		3.00	%,	05/15/2042	1,127		945
1.38	%,	06/30/2018	1,761		1,748		3.13	%,	10/31/2016	924		986
1.38	%,	07/31/2018	2,000		1,982		3.13	%,	01/31/2017	648		692
1.38	%,	09/30/2018	5,930		5,858

See accompanying notes.

Schedule of Investments
Bond Market Index Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 6.15%	Amount (000's)	Value (000's)

U.S. Treasury (continued)				Banks - 6.15%
3.13%, 04/30/2017	$1,000	$1,071		Investment in Joint Trading Account; Barclays $	21,602	$21,602
3.13%, 05/15/2019	2,819	3,003		Bank PLC Repurchase Agreement; 0.01%
3.13%, 05/15/2021	1,970	2,054		dated 12/31/2013 maturing 01/02/2014
3.13%, 11/15/2041	1,907	1,647		(collateralized by US Government
3.13%, 02/15/2042	1,318	1,137		Securities; $22,033,880; 0.63% - 0.75%;
3.13%, 02/15/2043	2,600	2,226		dated 05/31/17 - 02/28/18)
3.25%, 06/30/2016	3,000	3,201		Investment in Joint Trading Account; Credit	21,602	21,602
3.25%, 07/31/2016	494	528		Suisse Repurchase Agreement; 0.01%
3.25%, 12/31/2016	2,474	2,654		dated 12/31/2013 maturing 01/02/2014
3.25%, 03/31/2017	1,370	1,472		(collateralized by US Government
3.38%, 11/15/2019	4,066	4,373		Securities; $22,033,880; 0.00% - 11.25%;
3.50%, 02/15/2018	3,617	3,927		dated 02/15/15 - 08/15/40)
3.50%, 05/15/2020	1,957	2,111		Investment in Joint Trading Account; Deutsche	9,875	9,875
3.50%, 02/15/2039	1,670	1,572		Bank Repurchase Agreement; 0.02% dated
3.63%, 08/15/2019	1,254	1,366		12/31/2013 maturing 01/02/2014
3.63%, 02/15/2020	4,036	4,393		(collateralized by US Government
3.63%, 02/15/2021	3,965	4,279		Securities; $10,072,631; 0.00% - 5.27%;
3.63%, 08/15/2043	2,850	2,691		dated 10/13/15 - 10/11/33)
3.75%, 11/15/2018	960	1,054		Investment in Joint Trading Account; Merrill	24,688	24,688
3.75%, 08/15/2041	1,085	1,057		Lynch Repurchase Agreement; 0.01%
3.75%, 11/15/2043	1,155	1,116		dated 12/31/2013 maturing 01/02/2014
3.88%, 05/15/2018	769	848		(collateralized by US Government
3.88%, 08/15/2040	1,344	1,345		Securities; $25,181,577; 0.00% - 7.13%;
4.00%, 02/15/2015	2,180	2,272		dated 01/02/14 - 09/15/39)
4.00%, 08/15/2018	1,000	1,109				$77,767
4.13%, 05/15/2015	3,300	3,476		TOTAL REPURCHASE AGREEMENTS		$77,767
4.25%, 08/15/2015	2,196	2,336		Total Investments		$1,336,402
4.25%, 11/15/2017	2,213	2,464		Liabilities in Excess of Other Assets, Net - (5.71)%		$(72,189)
4.25%, 05/15/2039	1,589	1,694		TOTAL NET ASSETS - 100.00%		$1,264,213
4.25%, 11/15/2040	846	900
4.38%, 11/15/2039	1,527	1,660
4.38%, 05/15/2040	1,554	1,688		(a)	Variable Rate. Rate shown is in effect at December 31, 2013.
4.38%, 05/15/2041	1,188	1,289		(b)		Fair value of these investments is determined in good faith by the
4.50%, 11/15/2015	1,664	1,793		Manager under procedures established and periodically reviewed by the
4.50%, 02/15/2016	2,000	2,173		Board of Directors. At the end of the period, the fair value of these
4.50%, 02/15/2036	1,660	1,847		securities totaled $623 or 0.05% of net assets.
4.50%, 05/15/2038	40	44		(c) Non-Income Producing Security
4.50%, 08/15/2039	1,058	1,173		(d)		Security exempt from registration under Rule 144A of the Securities Act of
4.63%, 11/15/2016	463	514		1933. These securities may be resold in transactions exempt from
4.63%, 02/15/2040	1,930	2,180		registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 08/15/2017	2,704	3,055		indicated, these securities are not considered illiquid. At the end of the
4.75%, 02/15/2037	2,200	2,522		period, the value of these securities totaled $1,030 or 0.08% of net assets.
4.75%, 02/15/2041	448	515		(e)		Credit support indicates investments that benefit from credit enhancement
5.25%, 11/15/2028	880	1,059		or liquidity support provided by a third party bank, institution, or
6.00%, 02/15/2026	3,175	4,053		government agency.
6.13%, 11/15/2027	1,533	1,994		(f)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
6.13%, 08/15/2029	500	657		Notes to Financial Statements for additional information.
6.38%, 08/15/2027	1,570	2,085
6.50%, 11/15/2026	548	732
6.63%, 02/15/2027	13	17
7.25%, 05/15/2016	1,700	1,968
7.88%, 02/15/2021	129	175
8.00%, 11/15/2021	469	652
8.50%, 02/15/2020	77	106
8.75%, 05/15/2017	1,053	1,323
8.75%, 05/15/2020	178	248
9.13%, 05/15/2018	2,800	3,714
9.25%, 02/15/2016	1,465	1,737
9.88%, 11/15/2015	64	76
11.25%, 02/15/2015	2,120	2,381
10.63%, 08/15/2015	153	178
		$453,695
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$832,160

See accompanying notes.

Schedule of Investments Bond Market Index Account December 31, 2013

Portfolio Summary (unaudited)
Sector		Percent
Government		43 .23%
Mortgage Securities		31.43%
Financial		14 .54%
Consumer, Non-cyclical		3 .46%
Energy		2 .98%
Communications		2 .81%
Utilities		1 .50%
Industrial		1 .34%
Consumer, Cyclical		1 .18%
Basic Materials		1 .12%
Technology		0.96%
Revenue Bonds		0.50%
General Obligation Unlimited		0 .32%
Asset Backed Securities		0 .30%
Insured		0 .03%
General Obligation Limited		0 .01%
Investments Sold Short		(0.02)%
Liabilities in Excess of Other Assets, Net		(5 .69)%
TOTAL NET ASSETS		100.00%

Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.02)%	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) - (0.02)%
5.00%, 01/01/2027 (a)	$200	$213

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$213
OBLIGATIONS (proceeds $213)
TOTAL SHORT SALES (proceeds $213)		$213

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
December 31, 2013

INVESTMENT COMPANIES - 100.22%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 15.15%
International Equity Index Fund (a)	5,818,109	$60,916
MidCap S&P 400 Index Fund (a)	1,840,036	34,537
SmallCap S&P 600 Index Fund (a)	1,391,882	34,324
		$129,777
Principal Variable Contracts Funds, Inc. Class 1 - 85.07%
Bond Market Index Account (a)	43,143,959	426,262
LargeCap S&P 500 Index Account (a)	22,615,659	302,598
		$728,860
TOTAL INVESTMENT COMPANIES		$858,637
Total Investments		$858,637
Liabilities in Excess of Other Assets, Net - (0.22)%		$(1,853)
TOTAL NET ASSETS - 100.00%		$856,784

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		49 .75%
Domestic Equity Funds		43 .36%
International Equity Funds		7 .11%
Liabilities in Excess of Other Assets, Net		(0 .22)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Account
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Bond Market Index Account	28,541,455	$286,588	15,564,878	$156,142	962,374	$9,580	43,143,959	$433,139
International Equity Index Fund	4,005,675	38,056	2,462,282	26,558	649,848	7,371	5,818,109	57,331
LargeCap S&P 500 Index Account	19,637,395	176,280	6,511,118	77,078	3,532,854	42,745	22,615,659	211,264
MidCap S&P 400 Index Fund	1,601,267	21,654	571,878	9,867	333,109	5,755	1,840,036	25,883
SmallCap S&P 600 Index Fund	1,309,478	20,167	430,028	9,271	347,624	7,605	1,391,882	22,092

		$542,745		$278,916		$73,056		$749,709

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$2,603			$(11)			$—
International Equity Index Fund		2,013			88			7,265
LargeCap S&P 500 Index Account		5,268			651			—
MidCap S&P 400 Index Fund		491			117			911
SmallCap S&P 600 Index Fund		259			259			820
		$10,634			$1,104			$8,996
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2013

INVESTMENT COMPANIES - 79.48%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 12.06%
International Equity Index Fund (a)	4,770		$50
MidCap S&P 400 Index Fund (a)	1,510		29
SmallCap S&P 600 Index Fund (a)	1,142		28
			$107

Principal Variable Contracts Funds, Inc. Class 1 - 67.42%
Bond Market Index Account (a)	35,439		350
LargeCap S&P 500 Managed Volatility Index	23,709		248
Account (a)
			$598
TOTAL INVESTMENT COMPANIES			$705
Total Investments			$705
Other Assets in Excess of Liabilities, Net - 20.52%			$182
TOTAL NET ASSETS - 100.00%			$887

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Fixed Income Funds			39 .47%
Domestic Equity Funds			34 .38%
International Equity Funds			5 .63%
Other Assets in Excess of Liabilities, Net			20 .52%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		December 31, 2013 Shares	December 31, 2013 Cost
Bond Market Index Account	—	$—	35,442	$351	3		$—	35,439	$351
International Equity Index Fund	—	—	4,814	54	44		—	4,770	54
LargeCap S&P 500 Managed	—	—	23,843	245	134		1	23,709	244
Volatility Index Account
MidCap S&P 400 Index Fund	—	—	1,523	29	13		1	1,510	28
SmallCap S&P 600 Index Fund	—	—	1,162	29	20		1	1,142	28

		$—		$708			$3		$705

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		1			—				4
LargeCap S&P 500 Managed Volatility
Index Account		1			—				—
MidCap S&P 400 Index Fund		—			—				1
SmallCap S&P 600 Index Fund		—			—				—
		$2			$—	$			5
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Account
December 31, 2013

INVESTMENT COMPANIES - 100.21%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 20.16%
International Equity Index Fund (a)	21,320,931	$223,230
MidCap S&P 400 Index Fund (a)	5,900,146	110,746
SmallCap S&P 600 Index Fund (a)	4,463,204	110,063
		$444,039
Principal Variable Contracts Funds, Inc. Class 1 - 80.05%
Bond Market Index Account (a)	77,476,746	765,470
LargeCap S&P 500 Index Account (a)	74,590,076	998,015
		$1,763,485
TOTAL INVESTMENT COMPANIES		$2,207,524
Total Investments		$2,207,524
Liabilities in Excess of Other Assets, Net - (0.21)%		$(4,667)
TOTAL NET ASSETS - 100.00%		$2,202,857

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Domestic Equity Funds		55 .33%
Fixed Income Funds		34 .75%
International Equity Funds		10 .13%
Liabilities in Excess of Other Assets, Net		(0 .21)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Account
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Bond Market Index Account	41,783,901	$419,397	36,233,033	$362,379	540,188	$5,342	77,476,746	$776,428
International Equity Index Fund	11,967,595	115,343	10,695,027	116,629	1,341,691	15,388	21,320,931	216,648
LargeCap S&P 500 Index Account	52,801,450	475,813	28,311,025	339,914	6,522,399	79,423	74,590,076	736,822
MidCap S&P 400 Index Fund	4,186,128	57,060	2,362,330	41,321	648,312	11,208	5,900,146	87,287
SmallCap S&P 600 Index Fund	3,423,356	53,082	1,816,146	39,858	776,298	17,039	4,463,204	76,234

		$1,120,695		$900,101		$128,400		$1,893,419

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$4,279			$(6)			$—
International Equity Index Fund		7,344			64			26,364
LargeCap S&P 500 Index Account		15,900			518			—
MidCap S&P 400 Index Fund		1,560			114			2,892
SmallCap S&P 600 Index Fund		825			333			2,605
		$29,908			$1,023			$31,861
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2013

INVESTMENT COMPANIES - 85.16%	Shares Held	Value	(000	's)
Principal Funds, Inc. Institutional Class - 17.13%
International Equity Index Fund (a)	32,765		$343
MidCap S&P 400 Index Fund (a)	9,076		171
SmallCap S&P 600 Index Fund (a)	6,867		169
			$683

Principal Variable Contracts Funds, Inc. Class 1 - 68.03%
Bond Market Index Account (a)	119,488		1,181
LargeCap S&P 500 Managed Volatility Index	146,514		1,532
Account (a)
			$2,713
TOTAL INVESTMENT COMPANIES			$3,396
Total Investments			$3,396
Other Assets in Excess of Liabilities, Net - 14.84%			$592
TOTAL NET ASSETS - 100.00%			$3,988

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Domestic Equity Funds			46 .96%
Fixed Income Funds			29 .60%
International Equity Funds			8 .60%
Other Assets in Excess of Liabilities, Net			14 .84%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		December 31, 2013 Shares	December 31, 2013 Cost
Bond Market Index Account	—	$—	127,630	$1,263	8,142		$81	119,488	$1,182
International Equity Index Fund	—	—	35,179	391	2,414		25	32,765	363
LargeCap S&P 500 Managed	—	—	157,157	1,614	10,643		110	146,514	1,505
Volatility Index Account
MidCap S&P 400 Index Fund	—	—	9,744	183	668		13	9,076	170
SmallCap S&P 600 Index Fund	—	—	7,408	182	541		13	6,867	169

		$—		$3,633			$242		$3,389

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond Market Index Account		$—			$—	$			—
International Equity Index Fund		10			(3)				23
LargeCap S&P 500 Managed Volatility
Index Account		3			1				—
MidCap S&P 400 Index Fund		1			—				2
SmallCap S&P 600 Index Fund		2			—				2
		$16			$(2)	$			27
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified Income Account
December 31, 2013

INVESTMENT COMPANIES - 100.20%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 10.11%
International Equity Index Fund (a)	435,580	$4,561
MidCap S&P 400 Index Fund (a)	180,818	3,394
SmallCap S&P 600 Index Fund (a)	136,782	3,373
		$11,328
Principal Variable Contracts Funds, Inc. Class 1 - 90.09%
Bond Market Index Account (a)	7,349,043	72,608
LargeCap S&P 500 Index Account (a)	2,116,571	28,320
		$100,928
TOTAL INVESTMENT COMPANIES		$112,256
Total Investments		$112,256
Liabilities in Excess of Other Assets, Net - (0.20)%		$(219)
TOTAL NET ASSETS - 100.00%		$112,037

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		64 .81%
Domestic Equity Funds		31 .32%
International Equity Funds		4 .07%
Liabilities in Excess of Other Assets, Net		(0 .20)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Diversified Income Account
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Bond Market Index Account	3,480,569	$35,461	4,938,980	$49,595	1,070,506	$10,709	7,349,043	$74,333
International Equity Index Fund	214,830	2,102	325,379	3,567	104,629	1,168	435,580	4,506
LargeCap S&P 500 Index Account	1,317,472	13,390	1,460,973	17,398	661,874	7,920	2,116,571	22,935
MidCap S&P 400 Index Fund	112,686	1,653	126,851	2,195	58,719	1,012	180,818	2,850
SmallCap S&P 600 Index Fund	92,137	1,613	98,527	2,128	53,882	1,171	136,782	2,594

		$54,219		$74,883		$21,980		$107,218

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond Market Index Account		$385			$(14)			$—
International Equity Index Fund		150			5			536
LargeCap S&P 500 Index Account		428			67			—
MidCap S&P 400 Index Fund		48			14			88
SmallCap S&P 600 Index Fund		24			24			80
		$1,035			$96			$704
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS - 99.18%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.86%					Banks (continued)
JCDecaux SA	29,055		$1,199		HSBC Holdings PLC	355,404		$3,900
Publicis Groupe SA	44,373		4,066		Industrial & Commercial Bank of China Ltd	1,110,555		753
Teleperformance	4,253		259		KBC Groep NV	29,213		1,661
WPP PLC	167,160		3,829		Komercni Banka AS	1,000		223
			$9,353		Lloyds Banking Group PLC (a)	3,000,348		3,937
					Malayan Banking Bhd	444,700		1,351
Aerospace & Defense - 1.60%					Mitsubishi UFJ Financial Group Inc	622,900		4,136
BAE Systems PLC	246,447		1,778		Nordea Bank AB	286,281		3,860
European Aeronautic Defence and Space Co	35,022		2,689		Royal Bank of Canada	60,305		4,054
NV					Sberbank of Russia ADR	75,507		953
Safran SA	51,556		3,584		Sberbank of Russia (b)	370,228		1,166
			$8,051		Skandinaviska Enskilda Banken AB	324,234		4,283
Agriculture - 1.83%					Sumitomo Mitsui Financial Group Inc	99,900		5,195
British American Tobacco PLC	88,144		4,731		Sumitomo Mitsui Trust Holdings Inc	363,019		1,921
Japan Tobacco Inc	137,700		4,481		Svenska Handelsbanken AB	63,830		3,138
			$9,212		Swedbank AB	169,672		4,780
					Toronto-Dominion Bank/The	38,100		3,591
Airlines - 0.99%					Westpac Banking Corp	21,109		612
easyJet PLC	143,408		3,655					$73,428
Ryanair Holdings PLC ADR(a)	28,045		1,316
			$4,971		Beverages - 2.15%
					AMBEV SA ADR	323,081		2,375
Apparel - 0.06%					Anheuser-Busch InBev NV	44,947		4,779
Makalot Industrial Co Ltd	52,000		281		Asahi Group Holdings Ltd	52,600		1,484
					Fomento Economico Mexicano SAB de CV	21,926		2,146
Automobile Manufacturers - 3.81%					ADR
Bayerische Motoren Werke AG	20,557		2,414					$10,784
Daimler AG	52,135		4,525		Biotechnology - 0.47%
Fuji Heavy Industries Ltd	93,000		2,673		CSL Ltd	35,836		2,209
Geely Automobile Holdings Ltd	940,000		456		Genmab A/S (a)	3,616		142
Great Wall Motor Co Ltd	248,799		1,378					$2,351
Tata Motors Ltd ADR	4,551		140
Toyota Motor Corp	124,100		7,567		Building Materials - 0.57%
			$19,153		Buzzi Unicem SpA	16,293		293
					CSR Ltd	396,394		941
Automobile Parts & Equipment - 2.29%					Kingspan Group PLC	60,952		1,116
Aisin Seiki Co Ltd	50,300		2,045		Sanwa Holdings Corp	46,000		312
Continental AG	11,285		2,479		Sumitomo Osaka Cement Co Ltd	57,956		223
Georg Fischer AG (a)	2,170		1,528
Hyundai Mobis (a)	2,683		747					$2,885
JTEKT Corp	85,500		1,459		Chemicals - 1.83%
Kenda Rubber Industrial Co Ltd	66,560		148		BASF SE	4,507		481
Minth Group Ltd	88,000		183		Essentra PLC	84,389		1,202
Norma Group SE	4,522		225		Johnson Matthey PLC	40,090		2,181
Plastic Omnium SA	13,125		367		Methanex Corp	17,600		1,041
Stanley Electric Co Ltd	55,200		1,265		Nippon Soda Co Ltd	39,000		249
Takata Corp	8,000		230		Petronas Chemicals Group Bhd	96,000		203
Tokai Rika Co Ltd	11,941		238		PTT Global Chemical PCL (b)	254,200		614
Toyo Tire & Rubber Co Ltd	25,142		144		Sasol Ltd	24,760		1,219
Xinyi Glass Holdings Ltd	500,000		442		Ultrapar Participacoes SA	18,100		429
			$11,500		Yara International ASA	32,192		1,388
					Zeon Corp	18,000		169
Banks - 14.61%								$9,176
Australia & New Zealand Banking Group Ltd	113,790		3,285
Banca Generali SpA	7,002		217		Commercial Services - 0.66%
Bangkok Bank PCL	169,100		920		Ashtead Group PLC	98,115		1,238
Bank Negara Indonesia Persero Tbk PT	648,500		211		Cramo OYJ	12,261		259
Bank of China Ltd	3,949,200		1,823		Kroton Educacional SA	38,700		644
Bank of Georgia Holdings PLC	9,676		384		Loomis AB	10,388		246
Bank Rakyat Indonesia Persero Tbk PT	578,997		346		Stantec Inc	15,255		946
Barclays PLC	206,007		932					$3,333
BNP Paribas SA	44,477		3,470
Canadian Imperial Bank of Commerce/Canada	19,600		1,674		Computers - 0.95%
					Cap Gemini SA	22,743		1,539
China Construction Bank Corp	2,292,535		1,736		CGI Group Inc (a)	45,500		1,522
Compartamos SAB de CV	241,311		451
Credito Emiliano SpA	30,041		240		Ingenico	18,839		1,512
DBS Group Holdings Ltd	283,000		3,846		NEC Networks & System Integration Corp	8,200		198
DNB ASA	162,274		2,912		Wipro Ltd ADR	2,254		29
FirstRand Ltd	232,710		797					$4,800
Gunma Bank Ltd/The	35,000		196		Distribution & Wholesale - 0.35%
HDFC Bank Ltd ADR	13,758		474		DCC PLC	4,600		226

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Food (continued)
Inchcape PLC	31,106		$318		Premier Foods PLC (a)	36,128		$75
ITOCHU Corp	100,000		1,236		Vigor Alimentos SA (c)	2,304		9
			$1,780					$8,644

Diversified Financial Services - 3.06%					Forest Products & Paper - 2.25%
Azimut Holding SpA	72,378		1,975		DS Smith PLC	352,049		1,941
Century Tokyo Leasing Corp	7,200		238		Mondi PLC	138,405		2,402
Coronation Fund Managers Ltd	24,368		186		Nine Dragons Paper Holdings Ltd	305,000		266
Daishin Securities Co Ltd	18,560		138		Smurfit Kappa Group PLC	151,603		3,721
Daiwa Securities Group Inc	333,000		3,335		Sumitomo Forestry Co Ltd	16,453		192
Hana Financial Group Inc	16,500		688		Svenska Cellulosa AB SCA	85,409		2,631
Intermediate Capital Group PLC	61,797		431		West Fraser Timber Co Ltd	1,831		179
International Personal Finance PLC	26,228		217					$11,332
Mahindra & Mahindra Financial Services Ltd	49,301		256
Malaysia Building Society Bhd	214,600		145		Gas - 0.57%
Malaysia Building Society Bhd - Rights (a)	107,300		17		Gas Natural SDG SA	76,185		1,961
Mega Financial Holding Co Ltd	2,003,663		1,689		Keyera Corp	14,700		885
ORIX Corp	220,980		3,883					$2,846
Paragon Group of Cos PLC	24,773		152		Hand & Machine Tools - 0.06%
Provident Financial PLC	9,409		254		KUKA AG	6,444		302
Schroders PLC	18,338		791
Tokai Tokyo Financial Holdings Inc	101,600		983
			$15,378		Healthcare - Products - 0.71%
					Coloplast A/S	51,169		3,392
Electric - 0.79%					Hogy Medical Co Ltd	3,600		190
Atco Ltd/Canada	3,600		158					$3,582
China Power International Development Ltd	802,000		286
Enel SpA	270,481		1,180		Healthcare - Services - 0.73%
Tenaga Nasional BHD	672,500		2,339		Eurofins Scientific SE	609		165
			$3,963		Fresenius SE & Co KGaA	9,141		1,406
					Primary Health Care Ltd	32,597		144
Electrical Components & Equipment - 0.97%					Ramsay Health Care Ltd	50,580		1,957
Delta Electronics Inc	181,000		1,037					$3,672
Hitachi Ltd	504,261		3,823
			$4,860		Holding Companies - Diversified - 0.28%
					Alfa SAB de CV	223,200		626
Electronics - 0.59%					Emperor International Holdings	522,000		142
Enplas Corp	4,100		282		KOC Holding AS	73,183		300
Jahwa Electronics Co Ltd (a)	8,920		176		Siam Cement PCL/The	26,000		322
Minebea Co Ltd	43,182		316					$1,390
Omron Corp	43,800		1,936
Truly International Holdings Ltd	468,000		252		Home Builders - 1.88%
			$2,962		Barratt Developments PLC	693,178		4,012
					Persimmon PLC (a)	107,819		2,217
Energy - Alternate Sources - 0.01%					Taylor Wimpey PLC	1,748,794		3,239
Xinyi Solar Holdings Ltd (a),(c)	244,000		50					$9,468

					Home Furnishings - 0.07%
Engineering & Construction - 1.39%					Howden Joinery Group PLC	59,189		339
Bilfinger SE	11,269		1,266
Cheung Kong Infrastructure Holdings Ltd	118,000		746
China Railway Construction Corp Ltd	746,648		745		Insurance - 6.44%
Daelim Industrial Co Ltd (a)	4,183		374		Allianz SE	27,908		5,021
Grupo Aeroportuario del Centro Norte Sab de	69,091		232		AXA SA	108,696		3,027
CV (a)					Beazley PLC	63,256		286
Keller Group PLC	10,048		191		Cathay Financial Holding Co Ltd	740,781		1,203
Skanska AB	68,473		1,401		Challenger Ltd/Australia	60,019		333
Vinci SA	30,643		2,014		Grupo Catalana Occidente SA	6,294		226
			$6,969		Hannover Rueck SE	38,012		3,268
					Legal & General Group PLC	501,542		1,854
Entertainment - 0.28%					Manulife Financial Corp	111,000		2,190
Gtech Spa	10,793		329		MS&AD Insurance Group Holdings	72,700		1,954
William Hill PLC	160,351		1,069		Powszechny Zaklad Ubezpieczen SA	4,108		610
			$1,398		Prudential PLC	216,408		4,836
					Sampo	90,692		4,458
Food - 1.72%					Sanlam Ltd	104,754		532
Associated British Foods PLC	37,604		1,525		SCOR SE	8,122		297
Cia Brasileira de Distribuicao Grupo Pao de	6,970		311
Acucar ADR					Tokio Marine Holdings Inc	67,900		2,273
Fuji Oil Co Ltd/Osaka	11,800		176					$32,368
Gruma SAB de CV (a)	35,900		271		Internet - 1.55%
JBS SA	144,931		539		Ctrip.com International Ltd ADR(a)	3,940		196
Magnit OJSC	13,490		896		Kakaku.com Inc	42,200		741
Nestle SA	66,061		4,842		Mail.ru Group Ltd	9,397		419

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Oil & Gas (continued)
Optimal Payments PLC (a)	10,312		$60		Bellatrix Exploration Ltd (a)	35,100		$258
Quindell PLC (a)	506,899		163		BP PLC	674,780		5,469
Rightmove PLC	4,266		194		Canadian Natural Resources Ltd	98,900		3,346
SouFun Holdings Ltd ADR	13,162		1,085		CNOOC Ltd	579,000		1,077
Tencent Holdings Ltd	69,800		4,469		Gazprom OAO ADR	160,101		1,372
Yandex NV (a)	10,749		464		Husky Energy Inc	78,300		2,484
			$7,791		Lukoil OAO ADR	23,409		1,464
Iron & Steel - 1.15%					OMV AG	46,067		2,206
APERAM (a)	6,453		119		Premier Oil PLC	23,076		120
					PTT Exploration & Production PCL (b)	70,700		359
BlueScope Steel Ltd (a)	55,341		289
					Reliance Industries Ltd	61,948		898
Cia Siderurgica Nacional SA ADR	41,527		257		Repsol SA	66,715		1,683
Fortescue Metals Group Ltd	397,493		2,076		Repsol SA - Rights (a)	66,715		46
Hyundai Steel Co (a)	7,048		578		RMP Energy Inc (a)	52,200		276
Nisshin Steel Holdings Co Ltd	22,000		264		Royal Dutch Shell PLC - A Shares	30,857		1,106
POSCO ADR	8,639		674		Royal Dutch Shell PLC - B Shares	19,170		723
Salzgitter AG	4,170		178		SK Holdings Co Ltd (a)	4,687		850
Voestalpine AG	28,340		1,362		Tupras Turkiye Petrol Rafinerileri AS	11,229		224
			$5,797		Vermilion Energy Inc	24,330		1,428
Lodging - 0.69%					Whitecap Resources Inc	21,196		252
Galaxy Entertainment Group Ltd (a)	168,000		1,513					$26,168
MGM China Holdings Ltd	459,200		1,965		Packaging & Containers - 0.81%
			$3,478		Amcor Ltd/Australia	241,928		2,285
Machinery - Diversified - 0.48%					Orora Ltd (a)	241,928		251
Bucher Industries AG	618		179		Rexam PLC	172,650		1,519
Daihen Corp	26,000		121					$4,055
Duerr AG	4,416		395		Pharmaceuticals - 7.27%
Mitsubishi Heavy Industries Ltd	230,000		1,424		Aurobindo Pharma Ltd	39,659		252
OC Oerlikon Corp AG (a)	18,215		273
					Bayer AG	38,385		5,390
			$2,392		BTG PLC (a)	98,627		940
Media - 2.41%					Chong Kun Dang Pharmaceutical Corp (a)	4,128		267
Grupo Televisa SAB ADR	71,025		2,149		Chongkundang Holdings Corp (a)	1,597		64
ITV PLC	1,053,490		3,390		GlaxoSmithKline PLC	31,249		835
Mediaset SpA (a)	281,626		1,336		Kaken Pharmaceutical Co Ltd	9,000		135
Naspers Ltd	20,738		2,171		Novartis AG	81,663		6,545
ProSiebenSat.1 Media AG	33,978		1,687		Novo Nordisk A/S	24,334		4,462
Societe Television Francaise 1	52,149		1,005		Roche Holding AG	33,803		9,469
TV Asahi Corp	7,232		161		Sanofi	36,288		3,875
Zee Entertainment Enterprises Ltd	47,345		212		Sawai Pharmaceutical Co Ltd	2,000		129
			$12,111		Shire PLC	78,986		3,722
					Sun Pharmaceutical Industries Ltd	49,849		458
Metal Fabrication & Hardware - 0.47%								$36,543
Catcher Technology Co Ltd	173,000		1,127
Hyosung Corp (a)	3,757		251		Pipelines - 0.24%
NTN Corp	218,000		991		AltaGas Ltd	30,809		1,183
			$2,369

Mining - 1.63%					Real Estate - 2.56%
Alamos Gold Inc	11,000		133		Brookfield Asset Management Inc	118,442		4,596
					CA Immobilien Anlagen AG (a)	13,269		235
Antofagasta PLC	122,981		1,686
BHP Billiton Ltd	121,062		4,128		Country Garden Holdings Co Ltd	701,000		425
Grupo Mexico SAB de CV	184,000		609		Ez Tec Empreendimentos e Participacoes SA	5,773		71
Lundin Mining Corp (a)	56,775		246		IMMOFINANZ AG (a)	248,637		1,152
Orica Ltd	66,121		1,414		K Wah International Holdings Ltd	431,000		262
			$8,216		KWG Property Holding Ltd	388,561		216
					Mah Sing Group Bhd	199,920		138
Miscellaneous Manufacturing - 0.46%					Mitsui Fudosan Co Ltd	107,000		3,860
Amano Corp	1,800		16		Shenzhen Investment Ltd	336,000		127
IMI PLC	59,198		1,499		Sumitomo Realty & Development Co Ltd	33,000		1,645
Largan Precision Co Ltd	11,000		450		Sunac China Holdings Ltd	259,000		156
Singamas Container Holdings Ltd	560,000		132					$12,883
Trelleborg AB	11,767		234
			$2,331		REITS - 0.81%
					Japan Hotel REIT Investment Corp	264		127
Office & Business Equipment - 0.08%					Mirvac Group	1,000,427		1,504
Seiko Epson Corp	14,200		382		RioCan Real Estate Investment Trust	29,482		687
					Westfield Group	192,387		1,737
Oil & Gas - 5.21%								$4,055
Afren PLC (a)	146,062		410		Retail - 3.74%
Bangchak Petroleum PCL/The (b)	136,700		117		Alimentation Couche Tard Inc	55,584		4,180

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)					Transportation (continued)
Aoyama Trading Co Ltd	4,400		$119		Senko Co Ltd	31,000	$161
Cie Financiere Richemont SA	33,453		3,342				$18,669
Dollarama Inc	42,100		3,496		TOTAL COMMON STOCKS		$498,466
E-Mart Co Ltd (a)	2,315		586		PREFERRED STOCKS - 0.31%	Shares Held	Value (000's)
GS Home Shopping Inc (a)	440		128
Jean Coutu Group PJC Inc/The	11,300		196		Food - 0.31%
Lawson Inc	18,600		1,392		Cia Brasileira de Distribuicao Grupo Pao de	34,800	1,547
Man Wah Holdings Ltd	216,400		339		Acucar
Next PLC	16,934		1,531
Pandora A/S	35,562		1,933		TOTAL PREFERRED STOCKS		$1,547
Shimachu Co Ltd	7,400		175			Maturity
Travis Perkins PLC	35,863		1,114		REPURCHASE AGREEMENTS - 0.28% Amount (000's)		Value (000's)
Tsuruha Holdings Inc	3,000		275		Banks - 0.28%
			$18,806		Investment in Joint Trading Account; Barclays $	384	$384
Semiconductors - 3.31%					Bank PLC Repurchase Agreement; 0.01%
ARM Holdings PLC	177,010		3,219		dated 12/31/2013 maturing 01/02/2014
Chipbond Technology Corp	68,000		107		(collateralized by US Government
King Yuan Electronics Co Ltd	421,494		290		Securities; $392,009; 0.63% - 0.75%; dated
MediaTek Inc	111,000		1,654		05/31/17 - 02/28/18)
Samsung Electronics Co Ltd	5,173		6,741		Investment in Joint Trading Account; Credit	385	385
SK Hynix Inc (a)	33,310		1,165		Suisse Repurchase Agreement; 0.01%
Taiwan Semiconductor Manufacturing Co Ltd	647,140		2,285		dated 12/31/2013 maturing 01/02/2014
Tokyo Electron Ltd	21,400		1,179		(collateralized by US Government
			$16,640		Securities; $392,009; 0.00% - 11.25%;
					dated 02/15/15 - 08/15/40)
Shipbuilding - 0.04%					Investment in Joint Trading Account; Deutsche	176	176
Mitsui Engineering & Shipbuilding Co Ltd	96,000		198		Bank Repurchase Agreement; 0.02% dated
					12/31/2013 maturing 01/02/2014
Software - 0.48%					(collateralized by US Government
HCL Technologies Ltd	41,040		839		Securities; $179,205; 0.00% - 5.27%; dated
Tech Mahindra Ltd	16,025		477		10/13/15 - 10/11/33)
UBISOFT Entertainment (a)	75,723		1,072		Investment in Joint Trading Account; Merrill	439	439
			$2,388		Lynch Repurchase Agreement; 0.01%
					dated 12/31/2013 maturing 01/02/2014
Storage & Warehousing - 0.02%					(collateralized by US Government
Sumitomo Warehouse Co Ltd/The	20,000		116		Securities; $448,012; 0.00% - 7.13%; dated
					01/02/14 - 09/15/39)
Telecommunications - 5.99%							$1,384
BT Group PLC	776,612		4,897		TOTAL REPURCHASE AGREEMENTS		$1,384
China Unicom Hong Kong Ltd	232,000		349		Total Investments		$501,397
Chunghwa Telecom Co Ltd	202,000		631		Other Assets in Excess of Liabilities, Net - 0.23%		$1,155
FIH Mobile Ltd (a)	275,000		148		TOTAL NET ASSETS - 100.00%		$502,552
Freenet AG	51,684		1,553
GN Store Nord A/S	11,898		292
KDDI Corp	77,700		4,787		(a) Non-Income Producing Security
LG Uplus Corp (a)	27,810		284		(b)		Fair value of these investments is determined in good faith by the
MegaFon OAO	8,689		292		Manager under procedures established and periodically reviewed by the
MTN Group Ltd	53,561		1,109		Board of Directors. At the end of the period, the fair value of these
Nippon Telegraph & Telephone Corp	67,200		3,619		securities totaled $2,388 or 0.48% of net assets.
Samart Corp PCL (b)	290,300		132		(c) Security is Illiquid
SK Telecom Co Ltd	6,398		1,400
SoftBank Corp	59,300		5,204
Telekomunikasi Indonesia Persero Tbk PT	1,749,500		310
TeliaSonera AB	232,650		1,940
Vodafone Group PLC	803,676		3,164
			$30,111

Toys, Games & Hobbies - 0.24%
Namco Bandai Holdings Inc	54,200		1,203

Transportation - 3.71%
AP Moeller - Maersk A/S - B shares	183		1,980
Canadian National Railway Co	83,076		4,736
Canadian Pacific Railway Ltd	29,200		4,416
Deutsche Post AG	60,290		2,202
East Japan Railway Co	36,600		2,916
Nippon Yusen KK	298,000		953
Seino Holdings Co Ltd	124,000		1,305

See accompanying notes.

Schedule of Investments
Diversified International Account
December 31, 2013

Portfolio Summary (unaudited)
Country	Percent
Japan	17 .61%
United Kingdom	16 .57%
Canada	9 .60%
Germany	6.53%
France	5 .96%
Switzerland	5 .21%
Australia	4 .62%
Sweden	4 .49%
Korea, Republic Of	3 .01%
China	2 .83%
Denmark	2 .42%
Taiwan, Province Of China	2.18%
Ireland	2 .06%
Mexico	1 .30%
Russian Federation	1 .30%
Belgium	1.28%
Brazil	1 .23%
South Africa	1.20%
Italy	1 .11%
Hong Kong	1.10%
Austria	0 .99%
Finland	0 .94%
Norway	0.86%
Malaysia	0 .84%
India	0 .80%
Spain	0 .78%
Singapore	0.77%
Thailand	0 .48%
Netherlands	0 .45%
Macao	0 .39%
United States	0 .28%
Indonesia	0 .17%
Poland	0.12%
Turkey	0 .11%
Georgia	0.08%
Luxembourg	0 .05%
Czech Republic	0 .04%
Isle of Man	0.01%
Other Assets in Excess of Liabilities, Net	0 .23%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Equity Income Account
December 31, 2013

COMMON STOCKS - 98.64%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.78%					Healthcare - Products - 1.69%
Lockheed Martin Corp	68,224		$10,142		Becton Dickinson and Co	42,661		$4,714
Raytheon Co	88,898		8,063		Medtronic Inc	111,011		6,371
			$18,205					$11,085

Apparel - 1.43%					Insurance - 7.86%
VF Corp	150,348		9,373		ACE Ltd	134,204		13,894
					Allstate Corp/The	127,029		6,928

Automobile Manufacturers - 0.89%					Chubb Corp/The	46,699		4,513
					Fidelity National Financial Inc	273,795		8,885
PACCAR Inc	98,617		5,835		MetLife Inc	276,361		14,901
					Swiss Re AG ADR	26,026		2,404
Automobile Parts & Equipment - 1.44%								$51,525
Autoliv Inc	64,618		5,932
Johnson Controls Inc	67,884		3,482		Machinery - Diversified - 2.17%
			$9,414		Deere & Co	155,877		14,236

Banks - 8.84%					Media - 0.42%
Australia & New Zealand Banking Group Ltd	53,913		1,555
ADR					Walt Disney Co/The	35,874		2,741
Bank of Nova Scotia	98,363		6,153
Grupo Financiero Santander Mexico SAB de	185,030		2,524		Mining - 0.57%
CV ADR					BHP Billiton Ltd ADR	54,428		3,712
JP Morgan Chase & Co	232,348		13,588
M&T Bank Corp	50,854		5,920
PNC Financial Services Group Inc/The	131,535		10,204		Miscellaneous Manufacturing - 1.77%
US Bancorp/MN	220,760		8,919		3M Co	24,171		3,390
Wells Fargo & Co	200,052		9,082		Parker Hannifin Corp	64,000		8,233
			$57,945					$11,623
					Oil & Gas - 13.08%
Beverages - 0.80%					Chevron Corp	75,579		9,441
Coca-Cola Co/The	126,818		5,239		Crescent Point Energy Corp	221,619		8,606
					Exxon Mobil Corp	103,586		10,483
Chemicals - 1.08%					Marathon Oil Corp	174,014		6,143
Air Products & Chemicals Inc	24,917		2,785		Marathon Petroleum Corp	134,763		12,362
EI du Pont de Nemours & Co	66,019		4,289		Occidental Petroleum Corp	132,172		12,569
			$7,074		Penn West Petroleum Ltd	765,593		6,400
					Royal Dutch Shell PLC - B shares ADR	171,681		12,895
Computers - 1.81%					Total SA ADR	111,476		6,830
Apple Inc	21,079		11,828					$85,729

					Pharmaceuticals - 12.33%
Distribution & Wholesale - 1.07%					Abbott Laboratories	199,811		7,659
Genuine Parts Co	84,229		7,007		AbbVie Inc	154,991		8,185
					GlaxoSmithKline PLC ADR	150,034		8,010
Diversified Financial Services - 3.63%					Johnson & Johnson	66,830		6,121
BlackRock Inc	43,538		13,778		Merck & Co Inc	262,912		13,159
Discover Financial Services	178,821		10,005		Novartis AG ADR	93,845		7,543
			$23,783		Pfizer Inc	408,411		12,510
					Roche Holding AG ADR	125,381		8,802
Electric - 3.33%					Teva Pharmaceutical Industries Ltd ADR	220,449		8,835
NextEra Energy Inc	83,312		7,133					$80,824
Northeast Utilities	120,145		5,093
Wisconsin Energy Corp	102,782		4,249		Pipelines - 3.76%
Xcel Energy Inc	191,218		5,343		Enterprise Products Partners LP	140,784		9,334
			$21,818		Kinder Morgan Energy Partners LP	83,365		6,724
					Kinder Morgan Inc/DE	239,094		8,608
Electrical Components & Equipment - 0.45%								$24,666
Emerson Electric Co	42,379		2,974
					Private Equity - 1.14%
Electronics - 0.70%					KKR & Co LP	306,940		7,471
Honeywell International Inc	50,129		4,580
					REITS - 4.43%
Food - 2.08%					American Capital Agency Corp	386,904		7,463
					Annaly Capital Management Inc	915,694		9,130
Kraft Foods Group Inc	112,594		6,071		Digital Realty Trust Inc	253,517		12,453
Kroger Co/The	191,354		7,564
			$13,635					$29,046
					Retail - 2.27%
Gas - 0.95%					Costco Wholesale Corp	22,978		2,735
Sempra Energy	69,320		6,222		McDonald's Corp	59,943		5,816
					Tiffany & Co	67,826		6,293
								$14,844

See accompanying notes.

Schedule of Investments
Equity Income Account
December 31, 2013

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	26 .85%
Semiconductors - 4.80%				Consumer, Non-cyclical	16 .90%
Applied Materials Inc	355,971	$6,297		Energy	16 .84%
Intel Corp	296,392	7,694		Consumer, Cyclical	11 .17%
Maxim Integrated Products Inc	189,453	5,288		Industrial	10 .56%
Microchip Technology Inc	169,961	7,606		Technology	7.75%
Taiwan Semiconductor Manufacturing Co Ltd	262,634	4,580		Utilities	4 .28%
ADR				Communications	3.59%
		$31,465		Basic Materials	1 .65%
				Other Assets in Excess of Liabilities, Net	0.41%
Software - 1.14%				TOTAL NET ASSETS	100.00%
Microsoft Corp	199,829	7,480

Telecommunications - 3.17%
BCE Inc	185,948	8,050
CenturyLink Inc	153,475	4,888
Verizon Communications Inc	51,092	2,511
Vodafone Group PLC ADR	134,674	5,294
		$20,743

Toys, Games & Hobbies - 4.07%
Hasbro Inc	196,313	10,799
Mattel Inc	333,061	15,847
		$26,646

Transportation - 2.69%
Norfolk Southern Corp	61,873	5,744
Union Pacific Corp	30,103	5,057
United Parcel Service Inc	65,168	6,848
		$17,649
TOTAL COMMON STOCKS		$646,417
	Maturity
REPURCHASE AGREEMENTS - 0.95% Amount (000's)		Value(000	's)

Banks- 0.95%
Investment in Joint Trading Account; Barclays $	1,736	$1,736
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,771,023; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,736	1,736
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,771,023; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	794	794
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $809,611; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	1,985	1,985
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $2,024,026; 0.00% - 7.13%;
dated 01/02/14 - 09/15/39)
		$6,251
TOTAL REPURCHASE AGREEMENTS		$6,251
Total Investments		$652,668
Other Assets in Excess of Liabilities, Net - 0.41%		$2,684
TOTAL NET ASSETS - 100.00%		$655,352

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

	Principal				Principal
BONDS- 26.19%	Amount (000's)	Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities - 1.32%				Mortgage Backed Securities (continued)
ACE Securities Corp Mortgage Loan Trust				Jefferies Resecuritization Trust 2010-R4
Series 2007-D1				5.00%, 10/26/2036(b)	$2,073	$2,099
6.34%, 02/25/2038(a),(b)	$3,300	$3,230		JP Morgan Chase Commercial Mortgage
6.93%, 02/25/2038(b)	1,824	1,802		Securities Trust 2005-LDP3
		$5,032		5.00%, 08/15/2042(a)	2,200	2,294
				JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 24.85%				Securities Trust 2006-LDP9
BCAP LLC 2010-RR2 Trust				5.37%, 05/15/2047	2,200	2,324
2.35%, 06/26/2045(a),(b),(c)	2,400	2,040
				JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-				Securities Trust 2011-C5
C1				5.31%, 08/15/2046(a),(b)	2,000	2,170
5.55%, 04/15/2044(a),(b)	1,000	1,067
Citigroup Mortgage Loan Trust 2009-11				JP Morgan Chase Commercial Mortgage
1.52%, 10/25/2035 (a),(b)	310	304		Securities Trust 2013-C10
				3.37%, 12/15/2047(a)	1,200	1,141
Citigroup Mortgage Loan Trust 2010-10				JP Morgan Chase Commercial Mortgage
0.22%, 02/25/2036(a),(b)	1,400	1,190
				Securities Trust 2013-C16
Citigroup Mortgage Loan Trust 2010-9				4.94%, 12/15/2046(a)	1,800	1,852
4.25%, 01/25/2036(b)	2,725	2,738
Fannie Mae Grantor Trust 2005-T1				JP Morgan Chase Commercial Mortgage
0.51%, 05/25/2035 (a)	523	512		Securities Trust 2013-LC11
				3.22%, 04/15/2046(a)	2,000	1,873
Fannie Mae REMICS			LB	-UBS Commercial Mortgage Trust 2006-
0.46%, 10/25/2018(a)	9	9
2.00%, 02/25/2040(a)	1,958	1,869		C6
2.50%, 11/25/2041	1,537	1,451		5.45%, 09/15/2039	2,300	2,456
3.50%, 11/25/2042 (a)	7,555	1,852		Morgan Stanley Capital I Trust 2005-TOP17
4.00%, 11/25/2042(a)	3,772	1,010		4.84%, 12/13/2041	800	820
				Morgan Stanley Re-REMIC Trust 2010-R1
6.50%, 02/25/2047	373	403		2.75%, 07/26/2035(a),(b)	1,300	1,282
7.00%, 04/25/2032	362	416		Sequoia Mortgage Trust 2013-12
8.70%, 12/25/2019	5	5		4.00%, 12/25/2043(a),(b)	2,000	2,012
Freddie Mac REMICS				Springleaf Mortgage Loan Trust
1.50%, 04/15/2028	2,800	2,631		2.31%, 06/25/2058(a),(b)	1,100	1,064
2.50%, 11/15/2032	1,975	1,910		Springleaf Mortgage Loan Trust 2013-3
2.50%, 10/15/2036(a)	887	889		3.79%, 09/25/2057(a),(b)	1,000	1,000
2.50%, 02/15/2043	1,920	1,843		Structured Asset Sec Corp Mort Pass Thr Certs
3.00%, 05/15/2033	2,700	2,330		Series 2004-3
3.50%, 04/15/2038(a)	5,229	1,019		5.73%, 03/25/2034(a)	931	952
3.50%, 10/15/2042(a)	4,256	1,011
4.00%, 09/15/2018	169	171				$94,476
4.00%, 02/15/2035(a)	5,531	540		Other Asset Backed Securities - 0.02%
4.00%, 05/15/2039	4,200	4,274		Chase Funding Trust Series 2004-1
4.00%, 08/15/2039(a)	8,781	1,515		0.62%, 12/25/2033(a)	98	89
4.00%, 10/15/2040	3,000	2,915
4.50%, 05/15/2037(a)	1,532	1,644		TOTAL BONDS		$99,597
4.50%, 03/15/2040	2,801	2,904		U.S. GOVERNMENT & GOVERNMENT	Principal
Ginnie Mae				AGENCY OBLIGATIONS - 71.91%	Amount (000's) Value (000's)
0.61%, 01/16/2054(a)	22,673	1,313		Federal Home Loan Mortgage Corporation (FHLMC) -
0.74%, 05/16/2053(a)	13,438	989		17.38%
0.86%, 02/16/2053(a)	24,535	1,768		2.00%, 02/01/2028	$2,317	$2,232
0.87%, 02/16/2053(a)	15,699	1,168		2.35%, 09/01/2032(a)	30	30
0.88%, 04/16/2053(a)	16,749	789		2.50%, 09/01/2027	3,528	3,500
0.92%, 03/16/2052(a)	8,910	744		2.50%, 09/01/2027	870	863
0.93%, 02/16/2053(a)	23,517	2,014		2.50%, 02/01/2028	1,812	1,799
0.94%, 10/16/2054(a)	15,861	939		3.00%, 01/01/2027	1,642	1,676
0.95%, 11/16/2052(a)	19,617	1,613		3.00%, 02/01/2027	2,132	2,175
0.96%, 02/16/2046(a)	13,828	1,040		3.00%, 02/01/2027	746	761
0.98%, 09/16/2053(a)	14,691	1,134		3.00%, 08/01/2042	1,367	1,297
1.02%, 04/16/2053(a)	9,622	776		3.00%, 10/01/2042	1,822	1,729
1.03%, 02/16/2055(a)	26,978	1,523		3.00%, 10/01/2042	1,708	1,620
1.06%, 03/16/2049(a)	11,705	787		3.00%, 10/01/2042	937	889
1.39%, 09/16/2053(a)	16,080	1,118		3.00%, 05/01/2043	1,940	1,840
1.52%, 08/16/2052(a)	13,159	936		3.50%, 02/01/2032	2,909	2,965
1.58%, 12/16/2042(a)	1,966	1,935		3.50%, 04/01/2042	822	816
2.24%, 03/16/2046(a),(c)	1,797	1,779		3.50%, 04/01/2042	3,148	3,127
3.50%, 12/20/2034(a)	10,021	1,210		3.50%, 07/01/2042	3,876	3,851
3.50%, 03/20/2036	2,272	2,353		3.50%, 09/01/2042	1,815	1,803
3.50%, 07/16/2045	1,900	1,974		3.50%, 10/01/2042	1,087	1,081
4.00%, 09/16/2026(a)	5,176	592		4.00%, 08/01/2026	1,346	1,423
4.00%, 04/20/2038(a)	3,545	516		4.00%, 12/01/2040	2,797	2,882
4.00%, 12/16/2039	1,587	1,665		4.00%, 12/01/2040	794	818
				4.00%, 07/01/2042	1,468	1,518

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal				U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)								Federal Home Loan Mortgage Corporation (FHLMC)
(continued)								(continued)
4.00	%,	01/01/2043		$2,334		$2,403		6.50	%,	10/01/2031		$24		$28
4.50	%,	08/01/2033		129		137		6.50	%,	10/01/2031		13		15
4.50	%,	07/01/2039		1,692		1,795		6.50	%,	12/01/2031		47		53
4.50	%,	12/01/2040		1,748		1,852		6.50	%,	01/01/2032		137		155
4.50	%,	05/01/2041		1,615		1,713		6.50	%,	02/01/2032		45		50
4.50	%,	08/01/2041		1,675		1,778		6.50	%,	05/01/2032		103		115
4.50	%,	11/01/2043		1,988		2,126		6.50	%,	08/01/2032		108		121
5.00	%,	10/01/2025		489		534		6.50	%,	04/01/2035		28		32
5.00	%,	02/01/2033		578		626		7.00	%,	09/01/2023		16		16
5.00	%,	06/01/2033		474		523		7.00	%,	12/01/2023		8		9
5.00	%,	05/01/2035		203		219		7.00	%,	01/01/2024		9		11
5.00	%,	07/01/2035		98		106		7.00	%,	09/01/2027		11		12
5.00	%,	07/01/2035		48		52		7.00	%,	01/01/2028		100		112
5.00	%,	10/01/2035		162		176		7.00	%,	04/01/2028		49		56
5.00	%,	06/01/2039		1,348		1,461		7.00	%,	05/01/2028		7		8
5.00	%,	01/01/2040		1,405		1,521		7.00	%,	08/01/2028		13		13
5.50	%,	04/01/2018		94		99		7.00	%,	06/01/2031		5		5
5.50	%,	11/01/2018		236		252		7.00	%,	10/01/2031		23		27
5.50	%,	03/01/2024		19		21		7.00	%,	10/01/2031		19		22
5.50	%,	03/01/2033		411		453		7.00	%,	04/01/2032		146		167
5.50	%,	12/01/2033		391		431		7.50	%,	10/01/2030		24		27
5.50	%,	01/01/2038		404		440		7.50	%,	02/01/2031		10		11
5.50	%,	02/01/2038		519		556		7.50	%,	02/01/2031		13		15
5.50	%,	04/01/2038		46		51		7.50	%,	02/01/2031		17		19
5.50	%,	05/01/2038		164		179		8.00	%,	10/01/2030		38		42
6.00	%,	04/01/2017		41		43		8.00	%,	12/01/2030		2		2
6.00	%,	04/01/2017		52		54		8.50	%,	07/01/2029		44		52
6.00	%,	05/01/2017		47		49								$66,107
6.00	%,	07/01/2017		32		33
6.00	%,	12/01/2023		13		15		Federal National Mortgage Association (FNMA) - 33.38%
6.00	%,	05/01/2031		32		35		2.00	%,	10/01/2027		883		852
6.00	%,	12/01/2031		44		50		2.00	%,	10/01/2027		2,229		2,150
6.00	%,	09/01/2032		59		65		2.00	%,	02/01/2028		1,655		1,596
6.00	%,	11/01/2033		159		177		2.00	%,	03/01/2028		2,518		2,429
								2.26	%,	12/01/2033	(a)	272		289
6.00	%,	11/01/2033		137		155		2.29	%,	07/01/2034	(a)	123		129
6.00	%,	05/01/2034		557		608		2.41	%,	12/01/2032	(a)	84		89
6.00	%,	05/01/2034		391		438
6.00	%,	09/01/2034		170		191		2.50	%,	05/01/2027		2,331		2,315
6.00	%,	02/01/2035		159		178		2.50	%,	06/01/2027		2,254		2,239
6.00	%,	10/01/2036	(a)	208		231		2.50	%,	06/01/2027		2,793		2,774
6.00	%,	03/01/2037		163		179		2.50	%,	05/01/2028		1,428		1,415
6.00	%,	01/01/2038	(a)	102		113		3.00	%,	05/01/2028		1,874		1,916
6.00	%,	01/01/2038		723		806		3.00	%,	10/01/2042		3,965		3,771
6.00	%,	01/01/2038		295		330		3.00	%,	10/01/2042		2,779		2,642
6.00	%,	04/01/2038		182		202		3.00	%,	11/01/2042		961		903
6.50	%,	11/01/2016		25		26		3.00	%,	02/01/2043		1,943		1,848
6.50	%,	06/01/2017		60		63		3.00	%,	02/01/2043		2,006		1,906
6.50	%,	06/01/2018		8		9		3.00	%,	04/01/2043		1,727		1,623
6.50	%,	08/01/2021		8		9		3.50	%,	02/01/2042		2,179		2,170
6.50	%,	12/01/2021		54		60		3.50	%,	07/01/2042		2,197		2,185
6.50	%,	04/01/2022		60		67		3.50	%,	09/01/2042		3,664		3,647
6.50	%,	05/01/2022		37		42		3.50	%,	11/01/2042		2,643		2,631
6.50	%,	05/01/2023		22		24		3.50	%,	12/01/2042		2,769		2,757
6.50	%,	04/01/2024		12		13		4.00	%,	12/01/2024		1,826		1,959
6.50	%,	04/01/2026		8		9		4.00	%,	05/01/2025		911		966
6.50	%,	05/01/2026		9		10		4.00	%,	11/01/2040		1,463		1,506
6.50	%,	05/01/2026		6		7		4.00	%,	12/01/2040		1,189		1,228
6.50	%,	12/01/2027		7		8		4.00	%,	01/01/2041		2,528		2,604
6.50	%,	01/01/2028		12		14		4.00	%,	02/01/2041		2,327		2,397
6.50	%,	03/01/2028		8		9		4.00	%,	02/01/2041		2,940		3,035
6.50	%,	09/01/2028		2		2		4.00	%,	03/01/2041		3,267		3,398
6.50	%,	09/01/2028		16		17		4.00	%,	04/01/2041		2,557		2,635
6.50	%,	10/01/2028		51		58		4.00	%,	11/01/2041		1,348		1,389
6.50	%,	11/01/2028		11		12		4.00	%,	04/01/2042		1,509		1,554
6.50	%,	12/01/2028		25		28		4.00	%,	08/01/2043		982		1,016
6.50	%,	03/01/2029		10		11		4.50	%,	12/01/2019		93		99
6.50	%,	04/01/2029		156		174		4.50	%,	01/01/2020		341		363
6.50	%,	07/01/2031		73		82		4.50	%,	09/01/2025		2,071		2,243
6.50	%,	08/01/2031		6		7		4.50	%,	08/01/2039		1,014		1,084

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal		U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)

Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50	%,	09/01/2039	$1,720	$1,829	6.50	%,	09/01/2024	$38	$42
4.50	%,	01/01/2041	3,473	3,713	6.50	%,	07/01/2025	15	17
4.50	%,	08/01/2041	1,505	1,611	6.50	%,	08/01/2025	48	53
4.50	%,	09/01/2041	2,192	2,324	6.50	%,	02/01/2026	13	14
4.50	%,	09/01/2043	1,489	1,591	6.50	%,	03/01/2026	2	3
4.50	%,	09/01/2043	3,567	3,814	6.50	%,	05/01/2026	9	10
4.50	%,	11/01/2043	1,992	2,130	6.50	%,	06/01/2026	5	5
5.00	%,	01/01/2018	217	231	6.50	%,	07/01/2028	13	14
5.00	%,	11/01/2018	182	194	6.50	%,	09/01/2028	22	24
5.00	%,	05/01/2033	2,867	3,167	6.50	%,	02/01/2029	6	6
5.00	%,	05/01/2034	563	612	6.50	%,	03/01/2029	12	13
5.00	%,	04/01/2035	386	419	6.50	%,	04/01/2029	17	19
5.00	%,	04/01/2035	240	263	6.50	%,	07/01/2029	267	299
5.00	%,	07/01/2035	20	21	6.50	%,	06/01/2031	13	14
5.00	%,	02/01/2038	808	891	6.50	%,	06/01/2031	19	22
5.00	%,	03/01/2038	1,321	1,459	6.50	%,	09/01/2031	19	21
5.00	%,	02/01/2040	3,412	3,744	6.50	%,	01/01/2032	8	9
5.00	%,	05/01/2040	1,773	1,932	6.50	%,	03/01/2032	110	125
5.00	%,	06/01/2040	995	1,084	6.50	%,	04/01/2032	79	88
5.00	%,	07/01/2040	1,159	1,278	6.50	%,	08/01/2032	27	30
5.00	%,	07/01/2041	2,615	2,902	6.50	%,	11/01/2032	36	40
5.50	%,	08/01/2017	39	42	6.50	%,	11/01/2032	40	42
5.50	%,	12/01/2017	63	68	6.50	%,	12/01/2032	83	92
5.50	%,	01/01/2018	126	134	6.50	%,	02/01/2033	67	75
5.50	%,	07/01/2019	73	79	6.50	%,	07/01/2034	100	111
5.50	%,	08/01/2019	110	117	6.50	%,	07/01/2034	170	193
5.50	%,	08/01/2019	37	39	6.50	%,	02/01/2036	440	489
5.50	%,	08/01/2019	13	14	6.50	%,	09/01/2036	2,014	2,237
5.50	%,	08/01/2019	19	20	6.50	%,	12/01/2036	193	216
5.50	%,	08/01/2019	33	35	6.50	%,	07/01/2037	73	82
5.50	%,	08/01/2019	18	19	6.50	%,	07/01/2037	86	96
5.50	%,	09/01/2019	93	99	6.50	%,	10/01/2037	1,839	2,052
5.50	%,	10/01/2019	34	37	6.50	%,	02/01/2038	63	70
5.50	%,	05/01/2024	89	97	6.50	%,	02/01/2039	570	633
5.50	%,	05/01/2033	38	42	7.00	%,	01/01/2027	8	9
5.50	%,	06/01/2033	156	172	7.00	%,	11/01/2027	9	10
5.50	%,	06/01/2033	203	224	7.00	%,	08/01/2028	42	48
5.50	%,	09/01/2033	928	1,037	7.00	%,	12/01/2028	31	35
5.50	%,	02/01/2034	772	838	7.00	%,	04/01/2029	8	9
5.50	%,	09/01/2034	693	762	7.00	%,	10/01/2029	45	52
5.50	%,	09/01/2035	1,042	1,161	7.00	%,	05/01/2031	5	5
5.50	%,	11/01/2035	403	446	7.00	%,	11/01/2031	109	123
5.50	%,	08/01/2036	328	360	7.50	%,	04/01/2022	2	2
5.50	%,	02/01/2037	21	23	7.50	%,	07/01/2027	2	2
5.50	%,	03/01/2038	362	400	7.50	%,	11/01/2029	27	30
5.50	%,	03/01/2038	495	547	7.50	%,	05/01/2031	64	70
5.50	%,	08/01/2038	304	339	8.00	%,	05/01/2027	44	48
6.00	%,	08/01/2016	24	25	8.00	%,	09/01/2027	14	14
6.00	%,	12/01/2016	51	53	8.00	%,	06/01/2030	5	5
6.00	%,	08/01/2017	77	81	8.50	%,	02/01/2023	1	1
6.00	%,	06/01/2022	65	72	8.50	%,	10/01/2027	37	38
6.00	%,	03/01/2026	8	9	9.00	%,	09/01/2030	12	15
6.00	%,	11/01/2028	26	29					$126,939
6.00	%,	08/01/2031	105	116	Government National Mortgage Association (GNMA) -
6.00	%,	12/01/2031	24	27	10.88%
6.00	%,	01/01/2033	177	198	3.00	%,	04/15/2027	1,564	1,606
6.00	%,	02/01/2034	56	63	3.00	%,	11/15/2042	1,927	1,864
6.00	%,	05/01/2037	636	710	3.00	%,	12/15/2042	3,825	3,701
6.00	%,	07/01/2037	596	660	3.50	%,	05/20/2027	1,167	1,219
6.00	%,	11/01/2037	136	151	3.50	%,	11/15/2041	2,936	2,964
6.00	%,	12/01/2037	26	29	3.50	%,	12/20/2041	2,319	2,343
6.00	%,	03/01/2038	206	228	3.50	%,	01/15/2043	2,300	2,325
6.00	%,	05/01/2038	477	529	4.00	%,	03/20/2040	2,378	2,478
6.00	%,	08/01/2038	1,264	1,402	4.00	%,	08/15/2041	2,116	2,202
6.00	%,	10/01/2038	430	478	4.50	%,	09/20/2039	1,579	1,696
6.50	%,	06/01/2016	25	26	4.50	%,	07/15/2040	6,749	7,258
6.50	%,	08/01/2017	43	45	5.00	%,	09/15/2033	15	16
6.50	%,	11/01/2023	79	88	5.00	%,	02/15/2034	884	968
6.50	%,	05/01/2024	32	36	5.00	%,	09/15/2039	3,547	3,843

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)			Government National Mortgage Association (GNMA)
(continued)			(continued)
5.00%, 09/15/2039	$147	$161	8.00%, 06/15/2027	$1	$1
5.50%, 07/20/2033	398	441			$41,371
5.50%, 11/15/2033	77	84
5.50%, 02/20/2034	333	374	U.S. Treasury - 10.27%
5.50%, 03/20/2034	424	472	1.75%, 10/31/2018	3,600	3,616
5.50%, 05/20/2035	396	441	2.25%, 11/30/2017	15,500	16,086
5.50%, 11/15/2038	456	502	3.13%, 05/15/2021	7,100	7,401
5.50%, 01/15/2039	617	690	4.25%, 11/15/2040	2,900	3,086
5.50%, 01/15/2039	180	199	4.88%, 08/15/2016	3,800	4,222
5.50%, 03/15/2039	532	594	6.25%, 08/15/2023	3,600	4,624
6.00%, 06/20/2024	28	31			$39,035
6.00%, 06/20/2024	99	110	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 02/20/2026	6	7	OBLIGATIONS		$273,452
6.00%, 04/20/2026	14	16		Maturity
6.00%, 05/20/2026	7	8	REPURCHASE AGREEMENTS - 0.87%	Amount (000's) Value (000's)
6.00%, 06/20/2026	11	13	Banks- 0.87%
6.00%, 06/20/2026	13	14	Investment in Joint Trading Account; Barclays $	921	$921
6.00%, 07/20/2026	10	11	Bank PLC Repurchase Agreement; 0.01%
6.00%, 09/20/2026	10	11	dated 12/31/2013 maturing 01/02/2014
6.00%, 03/20/2027	25	28	(collateralized by US Government
6.00%, 01/20/2028	8	9	Securities; $939,824; 0.63% - 0.75%; dated
6.00%, 03/20/2028	7	8	05/31/17 - 02/28/18)
6.00%, 06/20/2028	36	40	Investment in Joint Trading Account; Credit	922	922
6.00%, 07/20/2028	24	27	Suisse Repurchase Agreement; 0.01%
6.00%, 02/20/2029	22	26	dated 12/31/2013 maturing 01/02/2014
6.00%, 03/20/2029	44	49	(collateralized by US Government
6.00%, 07/20/2029	46	51	Securities; $939,824; 0.00% - 11.25%;
6.00%, 05/20/2032(a)	83	93
			dated 02/15/15 - 08/15/40)
6.00%, 07/20/2033	300	337	Investment in Joint Trading Account; Deutsche	421	421
6.50%, 12/20/2025	16	18	Bank Repurchase Agreement; 0.02% dated
6.50%, 01/20/2026	40	44	12/31/2013 maturing 01/02/2014
6.50%, 02/20/2026	22	25	(collateralized by US Government
6.50%, 03/20/2031	26	30	Securities; $429,634; 0.00% - 5.27%; dated
6.50%, 04/20/2031	29	33	10/13/15 - 10/11/33)
6.50%, 04/20/2034	57	66	Investment in Joint Trading Account; Merrill	1,053	1,053
6.50%, 11/15/2038	919	1,037	Lynch Repurchase Agreement; 0.01%
7.00%, 12/15/2027	7	7	dated 12/31/2013 maturing 01/02/2014
7.00%, 01/15/2028	2	2	(collateralized by US Government
7.00%, 01/15/2028	2	2	Securities; $1,074,084; 0.00% - 7.13%;
7.00%, 01/15/2028	13	14	dated 01/02/14 - 09/15/39)
7.00%, 01/15/2028	3	4			$3,317
7.00%, 01/15/2028	7	8	TOTAL REPURCHASE AGREEMENTS		$3,317
7.00%, 03/15/2028	163	182
7.00%, 05/15/2028	59	66	Total Investments		$376,366
7.00%, 01/15/2029	20	22	Other Assets in Excess of Liabilities, Net - 1.03%		$3,916
7.00%, 03/15/2029	9	9	TOTAL NET ASSETS - 100.00%		$380,282
7.00%, 05/15/2031	20	24
7.00%, 06/20/2031	18	21	(a)	Variable Rate. Rate shown is in effect at December 31, 2013.
7.00%, 09/15/2031	51	58	(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 06/15/2032	234	266	1933. These securities may be resold in transactions exempt from
7.50%, 01/15/2023	1	1	registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 01/15/2023	1	1	indicated, these securities are not considered illiquid. At the end of the
7.50%, 01/15/2023	1	1	period, the value of these securities totaled $21,998 or 5.78% of net
7.50%, 02/15/2023	6	7	assets.
7.50%, 02/15/2023	3	3	(c)	Fair value of these investments is determined in good faith by the
7.50%, 03/15/2023	8	9	Manager under procedures established and periodically reviewed by the
7.50%, 03/15/2023	4	4	Board of Directors. At the end of the period, the fair value of these
7.50%, 04/15/2023	24	27	securities totaled $3,819 or 1.00% of net assets.
7.50%, 06/15/2023	3	3
7.50%, 06/15/2023	7	7
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	5	Portfolio Summary (unaudited)
7.50%, 09/15/2023	5	5	Sector		Percent
7.50%, 10/15/2023	8	9	Mortgage Securities		86.49%
7.50%, 11/15/2023	8	9	Government		10 .27%
8.00%, 07/15/2026	2	2	Asset Backed Securities		1 .34%
8.00%, 08/15/2026	4	5	Financial		0 .87%
8.00%, 01/15/2027	2	2	Other Assets in Excess of Liabilities, Net		1 .03%
8.00%, 02/15/2027	1	1	TOTAL NET ASSETS		100.00%
See accompanying notes.			202

Schedule of Investments
Income Account
December 31, 2013

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Beverages (continued)
				Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Transportation - 0.00%				9.50%, 08/15/2019(d)	$1,250	$1,206
Trailer Bridge Inc (a),(b)	1,186	—
						$4,397
TOTAL COMMON STOCKS		$—		Biotechnology - 1.33%
	Principal			Amgen Inc
BONDS- 72.46%	Amount (000's)	Value(000	's)	3.63%, 05/15/2022	500	495
				3.88%, 11/15/2021	2,000	2,055
Aerospace & Defense - 0.42%				Gilead Sciences Inc
Boeing Co/The				4.40%, 12/01/2021	1,000	1,068
8.75%, 08/15/2021	$850	$1,136				$3,618
Airlines - 0.42%				Chemicals - 1.29%
Southwest Airlines Co 1994-A Pass Through				Airgas Inc
Trust				1.65%, 02/15/2018	1,000	975
9.15%, 07/01/2016	1,095	1,138		4.50%, 09/15/2014	2,000	2,052
				Eagle Spinco Inc
				4.63%, 02/15/2021(d)	500	490
Automobile Floor Plan Asset Backed Securities - 2.20%						$3,517
Ally Master Owner Trust
0.62%, 04/15/2018(c)	2,000	1,996		Commercial Services - 1.97%
CNH Wholesale Master Note Trust				Ceridian Corp
0.77%, 08/15/2019(c),(d)	2,000	2,003		11.25%, 11/15/2015(c)	3,000	3,023
Ford Credit Floorplan Master Owner Trust A				ERAC USA Finance LLC
0.55%, 01/15/2018(c)	1,000	1,001		6.38%, 10/15/2017(d)	1,000	1,157
				7.00%, 10/15/2037(d)	1,000	1,183
Nissan Master Owner Trust Receivables
0.47%, 02/15/2018(c)	1,000	1,000				$5,363
		$6,000		Computers - 0.58%
Automobile Manufacturers - 0.18%				Apple Inc
General Motors Co				2.40%, 05/03/2023	1,750	1,574
4.88%, 10/02/2023(d)	500	506
				Diversified Financial Services - 4.51%
Banks- 10.06%				American Honda Finance Corp
				0.74%, 10/07/2016(c)	500	503
Bank of America Corp
5.42%, 03/15/2017	800	879		DVI Inc
8.00%, 12/29/2049(c)	1,000	1,108		0.00%, 02/01/2004(a),(b),(e)	900	63
8.13%, 12/29/2049(c)	1,000	1,119		0.00%, 02/01/2004(a),(b),(e)	400	28
Citigroup Inc				Ford Motor Credit Co LLC
3.95%, 06/15/2016	2,000	2,128		3.98%, 06/15/2016	3,000	3,190
4.50%, 01/14/2022	1,000	1,060		General Electric Capital Corp
				1.24%, 03/15/2023(c)	2,000	1,990
Goldman Sachs Group Inc/The
3.63%, 02/07/2016	500	525		4.65%, 10/17/2021	1,000	1,090
5.38%, 03/15/2020	2,000	2,224		5.30%, 02/11/2021	500	559
ING Bank NV				International Lease Finance Corp
5.00%, 06/09/2021(d)	1,000	1,087		8.75%, 03/15/2017(c)	1,500	1,766
JP Morgan Chase & Co				Jefferies Group LLC
5.13%, 09/15/2014	850	876		5.13%, 04/13/2018	750	811
7.90%, 04/29/2049(c)	2,000	2,205		6.25%, 01/15/2036	1,425	1,375
Morgan Stanley				8.50%, 07/15/2019	750	915
4.75%, 04/01/2014	850	857				$12,290
5.50%, 07/28/2021	1,000	1,117		Electric - 7.98%
6.25%, 08/09/2026	850	982		Exelon Generation Co LLC
PNC Financial Services Group Inc/The				6.20%, 10/01/2017	2,000	2,260
6.75%, 07/29/2049(c)	2,000	2,081		GenOn Americas Generation LLC
SunTrust Bank/Atlanta GA				8.50%, 10/01/2021	1,250	1,316
2.75%, 05/01/2023	1,000	907		GenOn Energy Inc
US Bancorp/MN				9.88%, 10/15/2020	750	833
1.65%, 05/15/2017	3,000	3,006		LG&E and KU Energy LLC
Wells Fargo & Co				4.38%, 10/01/2021	1,000	1,028
4.63%, 04/15/2014	1,900	1,922		Metropolitan Edison Co
7.98%, 12/31/2049(c)	3,000	3,345		3.50%, 03/15/2023(d)	1,000	934
		$27,428		Nisource Finance Corp
Beverages - 1.61%				5.25%, 09/15/2017	2,000	2,208
Anheuser-Busch InBev Worldwide Inc				Oncor Electric Delivery Co LLC
2.50%, 07/15/2022	750	694		7.00%, 09/01/2022	2,000	2,386
7.75%, 01/15/2019	2,000	2,497		PacifiCorp
				4.95%, 08/15/2014	775	797
				5.25%, 06/15/2035	850	901

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2013

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)					Leisure Products & Services - 1.44%
PacifiCorp (continued)					Carnival Corp
6.25%, 10/15/2037	$500		$596		7.20%, 10/01/2023	$1,475		$1,676
PPL Energy Supply LLC					Royal Caribbean Cruises Ltd
5.70%, 10/15/2035	2,000		2,110		7.25%, 03/15/2018	1,000		1,150
Solar Star Funding LLC					Seven Seas Cruises S de RL LLC
5.38%, 06/30/2035(d)	1,500		1,432		9.13%, 05/15/2019	1,000		1,101
Southwestern Electric Power Co								$3,927
3.55%, 02/15/2022	1,000		977
5.38%, 04/15/2015	1,275		1,342		Lodging - 0.80%
TransAlta Corp					Boyd Gaming Corp
4.50%, 11/15/2022	1,750		1,681		9.13%, 12/01/2018	2,000		2,175
Tucson Electric Power Co
3.85%, 03/15/2023	1,000		962		Media- 2.33%
			$21,763		21st Century Fox America Inc
					6.40%, 12/15/2035	1,000		1,137
Entertainment - 0.10%					8.00%, 10/17/2016	1,000		1,177
Peninsula Gaming LLC / Peninsula Gaming					Comcast Corp
Corp
8.38%, 02/15/2018(d)	250		272		6.45%, 03/15/2037	2,000		2,321
					Historic TW Inc
					9.15%, 02/01/2023	250		331
Environmental Control - 1.75%					Time Warner Cable Inc
ADS Waste Holdings Inc					6.55%, 05/01/2037	1,500		1,388
8.25%, 10/01/2020	1,500		1,628					$6,354
Republic Services Inc
3.55%, 06/01/2022	1,000		964		Mining - 0.66%
5.00%, 03/01/2020	2,000		2,193		Glencore Canada Corp
			$4,785		6.00%, 10/15/2015	1,675		1,814

Forest Products & Paper - 0.76%					Oil & Gas - 5.98%
Plum Creek Timberlands LP					BG Energy Capital PLC
4.70%, 03/15/2021	2,000		2,073		4.00%, 10/15/2021(d)	2,000		2,052
					BP Capital Markets PLC
Gas- 0.63%					3.25%, 05/06/2022	1,000		969
Sempra Energy					4.75%, 03/10/2019	2,000		2,229
6.15%, 06/15/2018	1,500		1,722		Linn Energy LLC / Linn Energy Finance
					Corp
					6.50%, 05/15/2019	1,000		1,020
Healthcare - Services - 1.18%					Nabors Industries Inc
HCA Inc					5.00%, 09/15/2020	1,000		1,041
7.50%, 11/06/2033	250		250
HealthSouth Corp					Petro-Canada
					9.25%, 10/15/2021	1,075		1,403
7.25%, 10/01/2018	210		224		Phillips 66
7.75%, 09/15/2022	802		878
MultiPlan Inc					4.30%, 04/01/2022	1,000		1,016
9.88%, 09/01/2018(d)	1,000		1,100		Rowan Cos Inc
Vantage Oncology LLC / Vantage Oncology					4.88%, 06/01/2022	750		761
Finance Co					5.00%, 09/01/2017	2,000		2,168
9.50%, 06/15/2017(d)	750		769		W&T Offshore Inc
					8.50%, 06/15/2019	1,000		1,057
			$3,221		Whiting Petroleum Corp
Insurance - 2.94%					5.75%, 03/15/2021	1,250		1,294
Farmers Insurance Exchange					XTO Energy Inc
6.00%, 08/01/2014(d)	850		871		6.75%, 08/01/2037	1,000		1,308
Fidelity National Financial Inc								$16,318
6.60%, 05/15/2017	2,500		2,791		Oil & Gas Services - 1.52%
First American Financial Corp					Exterran Partners LP / EXLP Finance Corp
4.30%, 02/01/2023	2,000		1,905		6.00%, 04/01/2021 (d)	2,000		1,985
Prudential Financial Inc					Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000		1,228
8.88%, 06/15/2068(c)	1,000		1,216		5.13%, 09/15/2020	2,000		2,149
			$8,011					$4,134

Iron & Steel - 1.54%					Other Asset Backed Securities - 0.73%
					PFS Financing Corp
Allegheny Technologies Inc					0.67%, 04/17/2017(c),(d)	1,000		998
5.95%, 01/15/2021	2,000		2,075		0.72%, 02/15/2018(c),(d)	1,000		999
ArcelorMittal
6.00%, 03/01/2021(c)	2,000		2,120					$1,997
			$4,195

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Packaging & Containers - 0.35%				Transportation - 0.73%
Sealed Air Corp				Navios Maritime Holdings Inc / Navios
6.88%, 07/15/2033(d)	$1,000	$955		Maritime Finance II US Inc
				7.38%, 01/15/2022(d)	$250	$251
				Trailer Bridge Inc
Pharmaceuticals - 0.34%				0.00%, 11/15/2015(a),(b)	2,000	—
AbbVie Inc				13.75%, 03/31/2017(b),(c),(e)	1,846	1,744
2.90%, 11/06/2022	1,000	935				$1,995

Pipelines - 2.25%				Trucking & Leasing - 1.16%
ANR Pipeline Co				Penske Truck Leasing Co Lp / PTL Finance
9.63%, 11/01/2021	1,000	1,350		Corp
				3.75%, 05/11/2017(d)	3,000	3,156
El Paso Natural Gas Co LLC
7.50%, 11/15/2026	2,100	2,547
Express Pipeline LLC				TOTAL BONDS		$197,614
7.39%, 12/31/2019(d)	1,073	1,157			Principal
Southern Natural Gas Co LLC				CONVERTIBLE BONDS - 1.40%	Amount (000's)	Value(000	's)
8.00%, 03/01/2032	850	1,087		Automobile Parts & Equipment - 1.05%
		$6,141		Meritor Inc
				7.88%, 03/01/2026(d)	2,000	2,871
Real Estate - 0.87%
WEA Finance LLC / WT Finance Aust Pty
Ltd				Pharmaceuticals - 0.35%
6.75%, 09/02/2019(d)	2,000	2,378		Omnicare Inc
				3.25%, 12/15/2035	894	956
REITS- 9.24%
Alexandria Real Estate Equities Inc				TOTAL CONVERTIBLE BONDS		$3,827
4.60%, 04/01/2022	1,250	1,258		SENIOR FLOATING RATE INTERESTS -	Principal
Arden Realty LP				1.03%	Amount (000's)	Value(000	's)
5.25%, 03/01/2015	1,000	1,044		Entertainment - 0.38%
BioMed Realty LP				CCM Merger Inc, Term Loan
3.85%, 04/15/2016	1,000	1,044		5.01%, 02/01/2017(c)	$1,029	$1,036
4.25%, 07/15/2022	1,000	960
6.13%, 04/15/2020	1,000	1,096
CubeSmart LP				Transportation - 0.65%
4.80%, 07/15/2022	1,750	1,798		Trailer Bridge Inc, Term Loan
Duke Realty LP				10.00%, 04/02/2016(b),(c),(e)	1,775	1,775
8.25%, 08/15/2019	2,000	2,476
HCP Inc				TOTAL SENIOR FLOATING RATE INTERESTS		$2,811
3.75%, 02/01/2019	1,000	1,039		U.S. GOVERNMENT & GOVERNMENT	Principal
6.00%, 03/01/2015	1,675	1,773		AGENCY OBLIGATIONS - 21.18%	Amount (000's)	Value(000	's)
Health Care REIT Inc				Federal Home Loan Mortgage Corporation (FHLMC) -
6.13%, 04/15/2020	1,000	1,126		7.23%
6.20%, 06/01/2016	1,675	1,862		3.00%, 10/01/2042	$1,898	$1,800
Healthcare Realty Trust Inc				3.00%, 10/01/2042	937	889
6.50%, 01/17/2017	2,000	2,243		3.00%, 11/01/2042	936	888
Hospitality Properties Trust				3.00%, 12/01/2042	423	402
5.00%, 08/15/2022	750	762		3.50%, 10/01/2041	1,210	1,202
Kimco Realty Corp				3.50%, 04/01/2042	2,486	2,469
6.88%, 10/01/2019	2,000	2,385		3.50%, 04/01/2042	1,643	1,632
Simon Property Group LP				4.50%, 08/01/2033	478	507
10.35%, 04/01/2019	2,000	2,706		4.50%, 05/01/2039	1,004	1,063
Ventas Realty LP / Ventas Capital Corp				4.50%, 06/01/2039	532	565
3.25%, 08/15/2022	1,750	1,621		4.50%, 07/01/2039	1,797	1,910
		$25,193		4.50%, 12/01/2040	937	993
				5.00%, 08/01/2019	386	412
Savings & Loans - 0.63%				5.00%, 08/01/2035	1,620	1,768
First Niagara Financial Group Inc				5.00%, 11/01/2035	399	430
6.75%, 03/19/2020	500	575		5.00%, 10/01/2038	1,122	1,193
7.25%, 12/15/2021	1,000	1,156		5.50%, 11/01/2017	64	68
		$1,731		5.50%, 01/01/2018	32	33
Telecommunications - 1.98%				5.50%, 05/01/2031	57	62
Corning Inc				5.50%, 06/01/2035	178	194
4.75%, 03/15/2042	750	722		5.50%, 01/01/2036	369	410
6.63%, 05/15/2019	500	601		5.50%, 04/01/2036	206	230
Qwest Corp				6.00%, 03/01/2031	36	40
6.75%, 12/01/2021	3,000	3,285		6.00%, 05/01/2032	70	77
Verizon Communications Inc				6.00%, 06/01/2038	359	399
3.65%, 09/14/2018	750	794		6.50%, 06/01/2029	25	28
		$5,402		6.50%, 08/01/2029	23	26

See accompanying notes.

Schedule of Investments
Income Account
December 31, 2013

	U.S. GOVERNMENT & GOVERNMENT	Principal				REPURCHASE AGREEMENTS	Maturity
	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	(continued)	Amount (000's)	Value (000's)
	Federal Home Loan Mortgage Corporation (FHLMC)
	(continued)					Banks (continued)
						Investment in Joint Trading Account; Credit	$1,322	$1,322
	7.00%, 01/01/2032	$28		$31		Suisse Repurchase Agreement; 0.01%
	9.00%, 01/01/2025	5		7		dated 12/31/2013 maturing 01/02/2014
				$19,728		(collateralized by US Government
	Federal National Mortgage Association (FNMA) - 11.19%					Securities; $1,348,555; 0.00% - 11.25%;
	3.00%, 03/01/2042	1,630		1,549		dated 02/15/15 - 08/15/40)
	3.00%, 03/01/2042	1,647		1,566		Investment in Joint Trading Account; Deutsche	605	605
	3.00%, 05/01/2042	885		841		Bank Repurchase Agreement; 0.02% dated
	3.00%, 06/01/2042	836		795		12/31/2013 maturing 01/02/2014
	3.00%, 06/01/2042	1,664		1,582		(collateralized by US Government
	3.00%, 08/01/2042	865		822		Securities; $616,482; 0.00% - 5.27%; dated
	3.50%, 12/01/2040	1,470		1,462		10/13/15 - 10/11/33)
	3.50%, 12/01/2041	548		545		Investment in Joint Trading Account; Merrill	1,511	1,511
	3.50%, 03/01/2042	854		849		Lynch Repurchase Agreement; 0.01%
	3.50%, 04/01/2042	1,546		1,537		dated 12/31/2013 maturing 01/02/2014
	4.00%, 03/01/2039	1,238		1,275		(collateralized by US Government
	4.00%, 08/01/2040	1,068		1,100		Securities; $1,541,206; 0.00% - 7.13%;
	4.00%, 09/01/2040	2,223		2,293		dated 01/02/14 - 09/15/39)
	4.00%, 11/01/2040	1,126		1,160				$4,760
	4.00%, 10/01/2041	1,059		1,091		TOTAL REPURCHASE AGREEMENTS		$4,760
	4.00%, 10/01/2041	1,314		1,354		Total Investments		$266,765
	4.00%, 11/01/2041	1,563		1,611		Other Assets in Excess of Liabilities, Net - 2.18%		$5,955
	4.00%, 04/01/2042	827		852		TOTAL NET ASSETS - 100.00%		$272,720
	4.50%, 06/01/2039	552		585
	4.50%, 08/01/2039	495		527
	4.50%, 05/01/2040	1,670		1,773		(a) Non-Income Producing Security
	5.00%, 01/01/2018	102		108		(b)	Fair value of these investments is determined in good faith by the
	5.00%, 08/01/2035	743		808		Manager under procedures established and periodically reviewed by the
	5.00%, 04/01/2039	393		430		Board of Directors. At the end of the period, the fair value of these
	5.00%, 12/01/2039	443		484		securities totaled $3,610 or 1.32% of net assets.
	5.00%, 04/01/2040	1,081		1,176		(c)	Variable Rate. Rate shown is in effect at December 31, 2013.
	5.00%, 06/01/2040	901		985		(d)	Security exempt from registration under Rule 144A of the Securities Act of
	5.50%, 03/01/2033	79		86		1933. These securities may be resold in transactions exempt from
	5.50%, 06/01/2033	298		328		registration, normally to qualified institutional buyers. Unless otherwise
	5.50%, 02/01/2035	642		712		indicated, these securities are not considered illiquid. At the end of the
	6.00%, 04/01/2032	63		71		period, the value of these securities totaled $29,812 or 10.93% of net
	6.50%, 05/01/2031	6		6		assets.
	6.50%, 04/01/2032	90		100		(e) Security is Illiquid
	6.50%, 05/01/2032	47		53
	7.00%, 01/01/2030	2		2
				$30,518		Portfolio Summary (unaudited)
	Government National Mortgage Association (GNMA) -					Sector		Percent
	0.06%					Financial		30 .00%
	6.00%, 05/20/2032(c)	71		80
						Mortgage Securities		18.49%
	7.00%, 06/20/2031	65		76		Energy		9 .75%
	9.00%, 02/15/2025	4		4		Utilities		8 .61%
				$160		Consumer, Non-cyclical		6 .78%
	U.S. Treasury - 2.70%					Industrial		5 .06%
	2.63%, 11/15/2020	1,000		1,016		Consumer, Cyclical		4 .37%
	2.75%, 02/15/2019	1,000		1,048		Communications		4.31%
	3.13%, 05/15/2019	2,000		2,131		Basic Materials		4 .25%
	3.63%, 02/15/2020	2,000		2,177		Asset Backed Securities		2 .93%
	3.75%, 08/15/2041	1,000		975		Government		2 .69%
				$7,347		Technology		0.58%
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Other Assets in Excess of Liabilities, Net		2.18%
	OBLIGATIONS			$57,753		TOTAL NET ASSETS		100.00%
		Maturity
	REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value	(000	's)

Banks	- 1.75%
	Investment in Joint Trading Account; Barclays $	1,322		$1,322
	Bank PLC Repurchase Agreement; 0.01%
	dated 12/31/2013 maturing 01/02/2014
	(collateralized by US Government
	Securities; $1,348,555; 0.63% - 0.75%;
	dated 05/31/17 - 02/28/18)

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2013

COMMON STOCKS - 95.34%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Apparel - 0.29%			Diversified Financial Services (continued)
Eclat Textile Co Ltd	28,560	$323	Mega Financial Holding Co Ltd	1,769,484		$1,492
			Shinhan Financial Group Co Ltd (a)	15,680		704
			SinoPac Financial Holdings Co Ltd	1,169,073		584
Automobile Manufacturers - 3.57%			Taishin Financial Holding Co Ltd	682,000		336
Geely Automobile Holdings Ltd	895,000	434
Great Wall Motor Co Ltd	221,500	1,227				$4,456
Hyundai Motor Co (a)	5,545	1,245	Electric - 1.70%
Kia Motors Corp (a)	9,552	509	Huadian Fuxin Energy Corp Ltd	502,000		199
Tata Motors Ltd ADR	20,391	628	Tenaga Nasional BHD	496,700		1,727
		$4,043				$1,926

Automobile Parts & Equipment - 1.71%			Electrical Components & Equipment - 0.82%
Hyundai Mobis (a)	3,976	1,107	Delta Electronics Inc	162,000		928
Hyundai Wia Corp (a)	2,872	518
Xinyi Glass Holdings Ltd	348,000	308
		$1,933	Electronics - 1.60%
			Hon Hai Precision Industry Co Ltd	438,781		1,184
Banks - 14.12%			Merry Electronics Co Ltd	107,500		630
Agricultural Bank of China Ltd	1,908,000	941				$1,814
AMMB Holdings Bhd	287,900	637
Banco de Chile	1,865,562	271	Engineering & Construction - 2.72%
Banco do Brasil SA	101,920	1,054	China Railway Construction Corp Ltd	993,345		992
			Daelim Industrial Co Ltd (a)	6,062		541
Bangkok Bank PCL	126,400	688
Bank Negara Indonesia Persero Tbk PT	929,500	303	Grupo Aeroportuario del Sureste SAB de CV	43,558		544
Bank of China Ltd	3,324,800	1,535	Promotora y Operadora de Infraestructura SAB	55,208		660
			de CV (a)
Bank Rakyat Indonesia Persero Tbk PT	841,795	503
China Construction Bank Corp	2,938,902	2,225	TAV Havalimanlari Holding AS	48,184		347
China Merchants Bank Co Ltd	320,962	686				$3,084
Compartamos SAB de CV	329,569	616	Food - 2.97%
FirstRand Ltd	171,595	588	Cia Brasileira de Distribuicao Grupo Pao de	10,330		461
HDFC Bank Ltd ADR	20,040	690	Acucar ADR
ICICI Bank Ltd ADR	19,087	710	Gruma SAB de CV (a)	72,000		545
Industrial & Commercial Bank of China Ltd	1,650,210	1,119	Indofood Sukses Makmur Tbk PT	387,000		210
Komercni Banka AS	1,500	335	JBS SA	194,606		723
Malayan Banking Bhd	385,700	1,172	Magnit OJSC	21,272		1,413
Sberbank of Russia (b)	537,172	1,693	Vigor Alimentos SA (c)	3,319		13
Turkiye Halk Bankasi AS	42,131	238				$3,365
		$16,004
			Forest Products & Paper - 1.02%
Beverages - 1.47%			Mondi PLC	44,747		777
AMBEV SA ADR	177,157	1,302	Nine Dragons Paper Holdings Ltd	437,000		381
Fomento Economico Mexicano SAB de CV	3,703	363				$1,158
ADR
		$1,665	Healthcare - Services - 0.30%
			Mediclinic International Ltd	47,069		341
Building Materials - 0.65%
China National Building Material Co Ltd	328,000	354
Taiwan Cement Corp	248,000	386	Holding Companies - Diversified - 1.29%
		$740	Alfa SAB de CV	249,800		701
			KOC Holding AS	70,309		288
Chemicals - 4.32%			Siam Cement PCL/The	38,000		471
Grand Pacific Petrochemical	690,000	537				$1,460
KCC Corp	763	339
LG Chem Ltd (a)	2,037	579	Insurance - 4.22%
Petronas Chemicals Group Bhd	206,100	436	Cathay Financial Holding Co Ltd	788,626		1,281
PTT Global Chemical PCL (b)	376,200	909	Liberty Holdings Ltd	19,815		230
Sasol Ltd	29,878	1,470	PICC Property & Casualty Co Ltd	378,000		562
Ultrapar Participacoes SA	26,300	624	Ping An Insurance Group Co of China Ltd	98,000		880
		$4,894	Porto Seguro SA	22,400		282
			Powszechny Zaklad Ubezpieczen SA	5,989		890
Commercial Services - 1.71%			Sanlam Ltd	130,193		662
Kroton Educacional SA	55,300	920				$4,787
TAL Education Group ADR (a)	15,274	336
WuXi PharmaTech Cayman Inc ADR(a)	17,864	686	Internet - 4.59%
			Ctrip.com International Ltd ADR(a)	9,595		476
		$1,942	Mail.ru Group Ltd	13,820		617
Computers - 0.47%			SouFun Holdings Ltd ADR	10,503		866
Wipro Ltd ADR	1,924	24	Tencent Holdings Ltd	40,300		2,580
Wipro Ltd	55,843	504	Yandex NV (a)	15,420		665
		$528				$5,204

Diversified Financial Services - 3.93%			Iron & Steel - 4.21%
Hana Financial Group Inc	23,410	976	Angang Steel Co Ltd (a)	406,000		303
Indiabulls Housing Finance Ltd	94,331	364	CAP SA	14,409		274

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Iron & Steel (continued)			Semiconductors (continued)
Cia Siderurgica Nacional SA ADR	124,878	$774	Taiwan Semiconductor Manufacturing Co Ltd	823,164		$2,907
Gerdau SA ADR	86,767	680				$10,779
Hyundai Steel Co (a)	5,974	490
POSCO ADR	15,951	1,244	Shipbuilding - 0.38%
Tata Steel Ltd	77,191	531	Daewoo Shipbuilding & Marine Engineering	13,020		433
			Co Ltd (a)
Ternium SA ADR	15,242	477
		$4,773
			Software - 1.64%
Leisure Products & Services - 0.54%			HCL Technologies Ltd	58,093		1,187
Merida Industry Co Ltd	83,650	608	Tech Mahindra Ltd	22,608		672
						$1,859
Machinery - Diversified - 0.25%
WEG SA	21,454	283	Telecommunications - 6.74%
			America Movil SAB de CV ADR	33,798		790
			China Mobile Ltd	120,959		1,260
Media - 2.68%			China Unicom Hong Kong Ltd	338,000		508
Grupo Televisa SAB ADR	25,522	772	China Wireless Technologies Ltd	152,000		50
Naspers Ltd	17,732	1,856	ENTEL Chile SA	21,683		294
Zee Entertainment Enterprises Ltd	90,409	405	Idea Cellular Ltd	154,214		417
		$3,033	LG Uplus Corp (a)	25,060		256
Metal Fabrication & Hardware - 0.99%			MegaFon OAO	12,411		416
Catcher Technology Co Ltd	65,000	424	MTN Group Ltd	79,493		1,646
Hyosung Corp (a)	3,525	235	SK Telecom Co Ltd	5,476		1,198
Hyundai Hysco Co Ltd (a),(b)	11,780	463	Telekom Malaysia Bhd	211,100		358
			Telekomunikasi Indonesia Persero Tbk PT	2,490,500		441
		$1,122				$7,634
Mining - 0.80%			Transportation - 0.32%
Grupo Mexico SAB de CV	154,000	510	China Shipping Development Co Ltd (a)	464,000		362
MMC Norilsk Nickel OJSC ADR	24,165	402

		$912	TOTAL COMMON STOCKS			$108,029
Miscellaneous Manufacturing - 0.58%			PREFERRED STOCKS - 3.08%	Shares Held		Value(000	's)

Largan Precision Co Ltd	16,000	654	Banks- 1.45%
			Banco Bradesco SA	32,480		401
Oil & Gas - 10.32%			Itau Unibanco Holding SA	93,650		1,244
China Petroleum & Chemical Corp	1,400,400	1,149				$1,645
CNOOC Ltd	714,000	1,328
Gazprom OAO ADR	228,343	1,957	Iron & Steel - 1.63%
Lukoil OAO ADR	29,372	1,837	Vale SA	132,963		1,845
PetroChina Co Ltd	768,877	844
Petroleo Brasileiro SA ADR	95,190	1,312	TOTAL PREFERRED STOCKS			$3,490
PTT Exploration & Production PCL (b)	82,700	420		Maturity
Reliance Industries Ltd	71,502	1,036	REPURCHASE AGREEMENTS - 0.85%	Amount (000's)		Value(000	's)
Rosneft OAO	61,540	470	Banks- 0.85%
SK Holdings Co Ltd (a)	5,621	1,019
			Investment in Joint Trading Account; Barclays $	268		$268
Tupras Turkiye Petrol Rafinerileri AS	16,029	320	Bank PLC Repurchase Agreement; 0.01%
		$11,692	dated 12/31/2013 maturing 01/02/2014
Oil & Gas Services - 0.42%			(collateralized by US Government
China Oilfield Services Ltd	152,000	473	Securities; $272,902; 0.63% - 0.75%; dated
			05/31/17 - 02/28/18)
			Investment in Joint Trading Account; Credit	268		267
Pharmaceuticals - 0.40%			Suisse Repurchase Agreement; 0.01%
Sun Pharmaceutical Industries Ltd	48,873	449	dated 12/31/2013 maturing 01/02/2014
			(collateralized by US Government
Real Estate - 0.87%			Securities; $272,902; 0.00% - 11.25%;
Country Garden Holdings Co Ltd	1,001,000	607	dated 02/15/15 - 08/15/40)
Emlak Konut Gayrimenkul Yatirim Ortakligi	390,996	381	Investment in Joint Trading Account; Deutsche	122		122
AS			Bank Repurchase Agreement; 0.02% dated
		$988	12/31/2013 maturing 01/02/2014
			(collateralized by US Government
Retail - 1.22%			Securities; $124,755; 0.00% - 5.27%; dated
ANTA Sports Products Ltd	246,000	305	10/13/15 - 10/11/33)
E-Mart Co Ltd (a)	2,493	631
President Chain Store Corp	64,000	444
		$1,380

Semiconductors - 9.51%
Everlight Electronics Co Ltd	159,000	366
MediaTek Inc	91,000	1,356
Samsung Electronics Co Ltd	3,717	4,844
SK Hynix Inc (a)	37,350	1,306

See accompanying notes.

Schedule of Investments
International Emerging Markets Account
December 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$306	$306
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $311,888; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$963
TOTAL REPURCHASE AGREEMENTS		$963
Total Investments		$112,482
Other Assets in Excess of Liabilities, Net - 0.73%		$823
TOTAL NET ASSETS - 100.00%		$113,305

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $3,485 or 3.08% of net assets.
(c) Security is Illiquid

Portfolio Summary (unaudited)

Country		Percent
China		18.60%
Korea, Republic Of		16 .45%
Taiwan, Province Of China		12.74%
Brazil		10 .52%
Russian Federation		7 .77%
India		6 .75%
South Africa		5.99%
Mexico		4 .85%
Malaysia		3 .82%
Hong Kong		2.55%
Thailand		2 .20%
Turkey		1 .39%
Indonesia		1 .28%
United States		0 .85%
Poland		0.78%
Chile		0 .74%
United Kingdom		0 .68%
Netherlands		0 .59%
Luxembourg		0 .42%
Czech Republic		0 .30%
Other Assets in Excess of Liabilities, Net		0 .73%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS - 96.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Beverages - 2.13%
Interpublic Group of Cos Inc/The	3,882		$68		Coca-Cola Co/The	16,282		$672
Omnicom Group Inc	894		67		Coca-Cola Enterprises Inc	900		40
			$135		Constellation Brands Inc (a)	594		42
					Dr Pepper Snapple Group Inc	1,630		79
Aerospace & Defense - 2.52%					Green Mountain Coffee Roasters Inc	400		30
Boeing Co/The	4,859		663		Monster Beverage Corp (a)	1,487		101
General Dynamics Corp	794		76		PepsiCo Inc	30,093		2,496
L-3 Communications Holdings Inc	314		33					$3,460
Lockheed Martin Corp	637		95
Northrop Grumman Corp	534		61		Biotechnology - 2.14%
Orbital Sciences Corp (a)	53,660		1,250		Alexion Pharmaceuticals Inc (a)	1,101		146
Raytheon Co	15,016		1,362		Amgen Inc	16,950		1,935
Rockwell Collins Inc	469		35		Biogen Idec Inc (a)	1,258		352
United Technologies Corp	4,618		526		Celgene Corp (a)	1,667		282
			$4,101		Gilead Sciences Inc (a)	8,818		663
					Incyte Corp Ltd (a)	300		15
Agriculture - 1.27%					Regeneron Pharmaceuticals Inc (a)	356		98
Altria Group Inc	6,036		232					$3,491
Archer-Daniels-Midland Co	4,190		182
Lorillard Inc	1,299		66		Building Materials - 0.72%
Philip Morris International Inc	17,515		1,525		Eagle Materials Inc	13,120		1,016
Reynolds American Inc	1,099		55		Martin Marietta Materials Inc	700		70
			$2,060		Masco Corp	1,253		29
					Vulcan Materials Co	1,000		59
Airlines - 0.25%								$1,174
Delta Air Lines Inc	8,589		236
Southwest Airlines Co	2,453		46		Chemicals - 2.46%
United Continental Holdings Inc (a)	3,400		129		Air Products & Chemicals Inc	1,034		116
			$411		Airgas Inc	838		94
Apparel - 0.25%					Celanese Corp	1,700		94
Michael Kors Holdings Ltd (a)	620		50		CF Industries Holdings Inc	199		46
					Dow Chemical Co/The	4,015		178
Nike Inc	3,925		309		Eastman Chemical Co	539		44
VF Corp	840		52		Ecolab Inc	13,474		1,405
			$411		EI du Pont de Nemours & Co	2,140		139
Automobile Manufacturers - 0.96%					FMC Corp	484		37
Ford Motor Co	34,264		528		International Flavors & Fragrances Inc	292		25
General Motors Co	7,638		312		LyondellBasell Industries NV	10,596		850
Honda Motor Co Ltd ADR	15,810		654		Monsanto Co	2,848		332
PACCAR Inc	1,229		73		Mosaic Co/The	1,184		56
			$1,567		Potash Corp of Saskatchewan Inc	1,100		36
					PPG Industries Inc	736		140
Automobile Parts & Equipment - 1.42%					Praxair Inc	1,710		222
BorgWarner Inc	796		44		Sherwin-Williams Co/The	800		147
Delphi Automotive PLC	3,081		185		Sigma-Aldrich Corp	418		39
Goodyear Tire & Rubber Co/The	861		20					$4,000
Johnson Controls Inc	39,219		2,013
TRW Automotive Holdings Corp (a)	700		52		Coal - 0.03%
			$2,314		Consol Energy Inc	1,100		42

Banks - 7.76%
Bank of America Corp	49,736		775		Commercial Services - 1.12%
Bank of New York Mellon Corp/The	2,366		83		ADT Corp/The	694		28
BB&T Corp	1,456		54		Automatic Data Processing Inc	11,098		898
Capital One Financial Corp	1,528		117		Cintas Corp	356		21
Citigroup Inc	66,037		3,442		Equifax Inc	415		29
Comerica Inc	642		31		H&R Block Inc	943		27
Fifth Third Bancorp	3,081		65		Iron Mountain Inc	1,900		58
Goldman Sachs Group Inc/The	864		153		MasterCard Inc	648		541
Huntington Bancshares Inc/OH	2,946		28		McGraw Hill Financial Inc	1,069		84
					Quanta Services Inc (a)	2,842		89
JP Morgan Chase & Co	52,221		3,053
KeyCorp	3,304		44		Robert Half International Inc	510		21
Morgan Stanley	9,174		288		Western Union Co/The	1,937		33
Northern Trust Corp	3,083		190					$1,829
PNC Financial Services Group Inc/The	1,717		133		Computers - 4.62%
Regions Financial Corp	4,848		48		Accenture PLC - Class A	3,034		250
State Street Corp	4,223		310		Apple Inc	8,584		4,817
US Bancorp/MN	11,618		469		Cognizant Technology Solutions Corp (a)	1,718		174
Wells Fargo & Co	73,464		3,336		EMC Corp/MA	4,865		122
Zions Bancorporation	647		19		Hewlett-Packard Co	4,433		124
			$12,638		International Business Machines Corp	3,954		741
					NetApp Inc	25,881		1,065

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electrical Components & Equipment (continued)
SanDisk Corp	1,485		$104		Hubbell Inc	400		$43
Seagate Technology PLC	1,145		64					$296
Western Digital Corp	733		62
			$7,523		Electronics - 2.89%
					Agilent Technologies Inc	4,649		266
Consumer Products - 0.07%					Allegion PLC (a)	324		14
Avery Dennison Corp	368		18		FLIR Systems Inc	519		16
Kimberly-Clark Corp	924		97		Garmin Ltd	427		20
			$115		Honeywell International Inc	22,596		2,065
					Jabil Circuit Inc	639		11
Cosmetics & Personal Care - 0.92%					TE Connectivity Ltd	954		53
Avon Products Inc	6,400		110		Thermo Fisher Scientific Inc	13,996		1,558
Colgate-Palmolive Co	2,825		185		Trimble Navigation Ltd (a)	1,800		62
Procter & Gamble Co/The	14,806		1,205		Tyco International Ltd	14,800		607
			$1,500		Waters Corp (a)	299		30
Distribution & Wholesale - 0.15%								$4,702
Fastenal Co	1,300		62		Engineering & Construction - 0.07%
Fossil Group Inc (a)	386		46
					Fluor Corp	566		46
Genuine Parts Co	547		46		Jacobs Engineering Group Inc (a)	1,145		72
WW Grainger Inc	317		81					$118
			$235
					Entertainment - 0.01%
Diversified Financial Services - 2.70%					International Game Technology	948		17
American Express Co	16,323		1,481
Ameriprise Financial Inc	1,513		174
BlackRock Inc	628		199		Environmental Control - 0.09%
Charles Schwab Corp/The	34,331		892		Stericycle Inc (a)	700		81
CME Group Inc/IL	1,432		113		Waste Management Inc	1,515		68
Discover Financial Services	3,763		211					$149
E*Trade Financial Corp (a)	3,596		71
Franklin Resources Inc	1,061		61		Food - 2.94%
					Danone ADR	74,580		1,083
IntercontinentalExchange Group Inc	761		171		General Mills Inc	4,949		247
Invesco Ltd	4,738		172
NASDAQ OMX Group Inc/The	405		16		Hershey Co/The	524		51
					Hormel Foods Corp	472		21
Och-Ziff Capital Management Group LLC	800		12		JM Smucker Co/The	366		38
T Rowe Price Group Inc	538		45
TD Ameritrade Holding Corp	2,300		70		Kellogg Co	3,693		226
					Kraft Foods Group Inc	1,232		66
Visa Inc	3,167		706		Kroger Co/The	2,750		108
			$4,394		McCormick & Co Inc/MD	24,350		1,678
Electric - 1.30%					Mondelez International Inc	5,574		197
AES Corp/VA	14,303		208		Nestle SA ADR	10,670		785
American Electric Power Co Inc	4,938		231		Safeway Inc	847		28
Calpine Corp (a)	2,800		55		Sysco Corp	1,437		52
CMS Energy Corp	3,135		84		Tyson Foods Inc	1,018		34
Consolidated Edison Inc	1,024		57		Whole Foods Market Inc	2,870		166
Dominion Resources Inc/VA	1,187		77					$4,780
DTE Energy Co	613		41
Duke Energy Corp	1,735		120		Forest Products & Paper - 0.09%
Edison International	1,145		53		International Paper Co	3,045		149
Entergy Corp	2,639		166
Exelon Corp	3,306		91		Gas - 0.78%
FirstEnergy Corp	1,501		49		AGL Resources Inc	432		20
Integrys Energy Group Inc	267		14		CenterPoint Energy Inc	3,300		77
NextEra Energy Inc	1,044		89		NiSource Inc	3,741		123
Northeast Utilities	2,299		98		Sempra Energy	11,640		1,045
NRG Energy Inc	5,032		144					$1,265
PG&E Corp	4,647		187
Pinnacle West Capital Corp	378		20		Hand & Machine Tools - 0.04%
PPL Corp	2,217		67		Snap-on Inc	202		22
Public Service Enterprise Group Inc	1,787		57		Stanley Black & Decker Inc	600		49
SCANA Corp	470		22					$71
Southern Co/The	1,807		74		Healthcare - Products - 1.06%
TECO Energy Inc	1,800		31		Baxter International Inc	1,123		78
Wisconsin Energy Corp	813		34		Becton Dickinson and Co	1,957		217
Xcel Energy Inc	1,784		50		Boston Scientific Corp (a)	7,914		95
			$2,119		CareFusion Corp (a)	745		30
Electrical Components & Equipment - 0.18%					Covidien PLC	8,190		558
AMETEK Inc	876		46		DENTSPLY International Inc	2,310		112
					Edwards Lifesciences Corp (a)	389		26
Emerson Electric Co	1,708		120		Intuitive Surgical Inc (a)	100		38
Energizer Holdings Inc	800		87

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Internet (continued)
Life Technologies Corp (a)	618		$47		VeriSign Inc (a)	1,473		$88
Medtronic Inc	2,359		135		Yahoo! Inc (a)	1,955		79
Patterson Cos Inc	299		12					$9,997
St Jude Medical Inc	2,317		144
Stryker Corp	2,297		172		Iron & Steel - 0.04%
Zimmer Holdings Inc	603		56		Nucor Corp	1,300		69
			$1,720
					Leisure Products & Services - 0.81%
Healthcare - Services - 1.30%					Carnival Corp	1,100		44
Aetna Inc	2,977		204
Cigna Corp	679		59		Harley-Davidson Inc	18,381		1,273
HCA Holdings Inc (a)	1,100		52					$1,317
Humana Inc	849		88		Lodging - 0.85%
Laboratory Corp of America Holdings (a)	316		29		Hilton Worldwide Holdings Inc (a)	5,330		119
Quest Diagnostics Inc	842		45		Las Vegas Sands Corp	1,500		118
UnitedHealth Group Inc	18,966		1,428		Marriott International Inc/DE	816		40
WellPoint Inc	2,301		213		Starwood Hotels & Resorts Worldwide Inc	13,493		1,072
			$2,118		Wyndham Worldwide Corp	462		34

Home Builders - 0.59%								$1,383
Lennar Corp	1,300		52		Machinery - Construction & Mining - 0.74%
Pulte Group Inc	1,193		24		Caterpillar Inc	12,993		1,180
Toll Brothers Inc (a)	23,900		884		Joy Global Inc	377		22
			$960					$1,202

Home Furnishings - 0.05%					Machinery - Diversified - 1.26%
Harman International Industries Inc	500		41		Cummins Inc	2,004		283
Whirlpool Corp	284		44		Deere & Co	915		84
			$85		Flowserve Corp	10,574		833

Housewares - 0.02%					Rockwell Automation Inc	5,652		668
					Roper Industries Inc	948		131
Newell Rubbermaid Inc	989		32		Xylem Inc/NY	1,443		50
								$2,049
Insurance - 4.45%
ACE Ltd	888		92		Media - 3.51%
Aflac Inc	1,214		81		CBS Corp	1,372		87
Allstate Corp/The	6,010		328		Comcast Corp - Class A	12,382		644
					DIRECTV (a)	1,245		86
American International Group Inc	3,053		156		Discovery Communications Inc - A Shares (a)	801		72
Aon PLC	803		67		Discovery Communications Inc - C Shares (a)	1,650		138
Assurant Inc	269		18
Berkshire Hathaway Inc - Class A (a)	7		1,245		Gannett Co Inc	822		24
Berkshire Hathaway Inc - Class B (a)	6,101		723		Graham Holdings Co (a)	16		11
					News Corp (a)	4,200		76
Chubb Corp/The	667		64
Cincinnati Financial Corp	516		27		Scripps Networks Interactive Inc	392		34
CNA Financial Corp	800		34		Time Warner Cable Inc	1,306		177
Fidelity National Financial Inc	2,000		65		Time Warner Inc	2,811		196
Genworth Financial Inc (a)	1,791		28		Twenty-First Century Fox Inc - A Shares	11,407		402
Lincoln National Corp	948		49		Twenty-First Century Fox Inc - B Shares	44,680		1,546
Loews Corp	1,100		53		Viacom Inc	3,112		271
Marsh & McLennan Cos Inc	6,035		292		Walt Disney Co/The	25,594		1,956
MetLife Inc	59,174		3,191					$5,720
Progressive Corp/The	6,321		172		Metal Fabrication & Hardware - 0.21%
Prudential Financial Inc	961		89		Precision Castparts Corp	1,247		336
Torchmark Corp	316		25
Travelers Cos Inc/The	975		88
Unum Group	916		32		Mining - 0.15%
XL Group PLC	9,994		319		Alcoa Inc	3,837		41
			$7,238		Freeport-McMoRan Copper & Gold Inc	4,839		182
					Newmont Mining Corp	1,200		28
Internet - 6.14%								$251
Amazon.com Inc (a)	3,192		1,273
eBay Inc (a)	5,101		280		Miscellaneous Manufacturing - 3.10%
Equinix Inc (a)	500		89		3M Co	3,552		498
F5 Networks Inc (a)	280		26		Danaher Corp	5,430		419
Facebook Inc (a)	30,571		1,671		Dover Corp	596		58
Google Inc (a)	4,691		5,257		Eaton Corp PLC	1,580		121
Netflix Inc (a)	400		147		General Electric Co	101,190		2,836
priceline.com Inc (a)	325		378		Illinois Tool Works Inc	985		83
Splunk Inc (a)	8,150		560		Ingersoll-Rand PLC	1,672		103
Symantec Corp	2,506		59		Leggett & Platt Inc	493		15
TripAdvisor Inc (a)	401		33		Parker Hannifin Corp	527		68
Twitter Inc (a)	900		57		Pentair Ltd	10,004		777

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
Textron Inc	2,000		$73		Pfizer Inc	111,081		$3,402
			$5,051		Roche Holding AG ADR	8,790		617

Office & Business Equipment - 0.04%								$12,585
Pitney Bowes Inc	693		16		Pipelines - 0.18%
Xerox Corp	4,157		51		Kinder Morgan Inc/DE	1,387		50
			$67		ONEOK Inc	716		44
					Spectra Energy Corp	4,147		148
Oil & Gas - 6.77%					Williams Cos Inc/The	1,364		53
Anadarko Petroleum Corp	3,249		258					$295
Apache Corp	3,403		292
Cabot Oil & Gas Corp	1,500		58		Private Equity - 0.51%
Chesapeake Energy Corp	1,760		48		Blackstone Group LP	26,380		831
Chevron Corp	11,262		1,407
Cimarex Energy Co	4,050		424
Concho Resources Inc (a)	400		43		Real Estate - 0.02%
					CBRE Group Inc (a)	963		25
ConocoPhillips	4,340		307
Denbury Resources Inc (a)	1,355		22
Devon Energy Corp	770		48		REITS - 1.45%
Ensco PLC	818		47		American Tower Corp	12,307		983
EOG Resources Inc	677		114		Apartment Investment & Management Co	533		14
EQT Corp	1,528		137		AvalonBay Communities Inc	1,326		156
Exxon Mobil Corp	32,694		3,309		Boston Properties Inc	1,134		114
Helmerich & Payne Inc	372		31		Equity Residential	1,163		60
Hess Corp	15,676		1,301		General Growth Properties Inc	1,200		24
Marathon Oil Corp	1,763		62		HCP Inc	1,581		57
Marathon Petroleum Corp	778		71		Health Care REIT Inc	996		53
Murphy Oil Corp	611		40		Host Hotels & Resorts Inc	2,585		50
Nabors Industries Ltd	993		17		Kimco Realty Corp	1,412		28
Noble Corp plc	909		34		Macerich Co/The	493		29
Noble Energy Inc	892		61		Plum Creek Timber Co Inc	575		27
Occidental Petroleum Corp	18,702		1,778		Public Storage	446		67
Phillips 66	4,018		310		Simon Property Group Inc	2,096		319
Pioneer Natural Resources Co	980		180		SL Green Realty Corp	200		19
QEP Resources Inc	643		20		Ventas Inc	1,029		59
Range Resources Corp	1,300		110		Vornado Realty Trust	1,922		171
Rowan Cos PLC (a)	423		15		Weyerhaeuser Co	4,177		132
Royal Dutch Shell PLC ADR	2,100		150					$2,362
Talisman Energy Inc	4,700		55		Retail - 5.46%
Tesoro Corp	481		28		AutoNation Inc (a)	225		11
Valero Energy Corp	3,947		199		AutoZone Inc (a)	327		157
WPX Energy Inc (a)	1,966		40
					Bed Bath & Beyond Inc (a)	771		62
			$11,016		Best Buy Co Inc	937		37
Oil & Gas Services - 1.39%					CarMax Inc (a)	3,600		169
Baker Hughes Inc	2,582		143		Chipotle Mexican Grill Inc (a)	307		164
Cameron International Corp (a)	9,540		568		Coach Inc	2,582		145
Halliburton Co	17,831		905		Costco Wholesale Corp	2,298		274
National Oilwell Varco Inc	1,062		84		CVS Caremark Corp	24,012		1,719
Schlumberger Ltd	6,325		570		Dollar General Corp (a)	1,045		63
			$2,270		Dollar Tree Inc (a)	2,623		148
					GameStop Corp	412		20
Packaging & Containers - 0.09%					Gap Inc/The	990		39
Ball Corp	1,704		88		Home Depot Inc/The	6,195		510
Bemis Co Inc	356		15		Kohl's Corp	2,440		138
Owens-Illinois Inc (a)	569		20
					L Brands Inc	1,800		111
Sealed Air Corp	663		23		Lowe's Cos Inc	17,246		854
			$146		Lululemon Athletica Inc (a)	500		30
Pharmaceuticals - 7.73%					Macy's Inc	2,607		139
Abbott Laboratories	7,773		298		McDonald's Corp	2,967		288
AbbVie Inc	9,447		499		Nordstrom Inc	501		31
Actavis PLC (a)	357		60		O'Reilly Automotive Inc (a)	390		50
Allergan Inc/United States	1,014		113		Panera Bread Co (a)	200		35
Bristol-Myers Squibb Co	15,703		835		PetSmart Inc	381		28
Cardinal Health Inc	797		53		PVH Corp	400		54
Eli Lilly & Co	4,628		236		Ross Stores Inc	2,453		183
Express Scripts Holding Co (a)	4,813		338		Staples Inc	2,357		37
Johnson & Johnson	30,201		2,766		Starbucks Corp	4,154		326
McKesson Corp	1,437		232		Target Corp	2,905		184
Mead Johnson Nutrition Co	703		59		Tiffany & Co	300		28
Merck & Co Inc	61,474		3,077		Tim Hortons Inc	900		53
					TJX Cos Inc	24,925		1,588

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Maturity
Retail (continued)					REPURCHASE AGREEMENTS - 0.79% Amount (000's)		Value	(000	's)
Urban Outfitters Inc (a)	384		$14		Banks- 0.79%
Walgreen Co	2,098		121		Investment in Joint Trading Account; Barclays $	358		$358
Wal-Mart Stores Inc	7,353		579		Bank PLC Repurchase Agreement; 0.01%
Yum! Brands Inc	6,565		496		dated 12/31/2013 maturing 01/02/2014
			$8,885		(collateralized by US Government
					Securities; $365,616; 0.63% - 0.75%; dated
Semiconductors - 1.96%					05/31/17 - 02/28/18)
Altera Corp	3,721		121		Investment in Joint Trading Account; Credit	358		358
Applied Materials Inc	11,468		203		Suisse Repurchase Agreement; 0.01%
ASML Holding NV - NY Reg Shares	13,647		1,279		dated 12/31/2013 maturing 01/02/2014
Atmel Corp (a)	4,000		31
					(collateralized by US Government
Avago Technologies Ltd	1,700		90		Securities; $365,616; 0.00% - 11.25%;
Broadcom Corp	7,706		229		dated 02/15/15 - 08/15/40)
First Solar Inc (a)	240		13
					Investment in Joint Trading Account; Deutsche	164		164
Intel Corp	14,847		385		Bank Repurchase Agreement; 0.02% dated
KLA-Tencor Corp	577		37		12/31/2013 maturing 01/02/2014
NVIDIA Corp	2,118		34		(collateralized by US Government
Qualcomm Inc	8,747		649		Securities; $167,138; 0.00% - 5.27%; dated
Teradyne Inc (a)	664		12
					10/13/15 - 10/11/33)
Texas Instruments Inc	2,574		113		Investment in Joint Trading Account; Merrill	410		410
			$3,196		Lynch Repurchase Agreement; 0.01%
Software - 3.85%					dated 12/31/2013 maturing 01/02/2014
Adobe Systems Inc (a)	963		58		(collateralized by US Government
Akamai Technologies Inc (a)	2,500		118		Securities; $417,847; 0.00% - 7.13%; dated
Autodesk Inc (a)	4,300		216		01/02/14 - 09/15/39)
Check Point Software Technologies Ltd (a)	1,100		71					$1,290
Citrix Systems Inc (a)	2,457		156		TOTAL REPURCHASE AGREEMENTS			$1,290
Dun & Bradstreet Corp/The	143		18		Total Investments			$158,914
Fidelity National Information Services Inc	1,600		86		Other Assets in Excess of Liabilities, Net - 2.40%			$3,901
Intuit Inc	707		54		TOTAL NET ASSETS - 100.00%			$162,815
Microsoft Corp	91,195		3,413
Oracle Corp	15,798		604
Red Hat Inc (a)	13,800		773		(a) Non-Income Producing Security
Salesforce.com Inc (a)	1,133		63
VMware Inc (a)	7,150		641
			$6,271		Portfolio Summary (unaudited)
Telecommunications - 2.32%					Sector			Percent
AT&T Inc	20,916		736		Consumer, Non-cyclical			20 .68%
CenturyLink Inc	2,086		66		Financial			17 .68%
Cisco Systems Inc	22,687		509		Industrial			12 .60%
Corning Inc	3,368		60		Communications			12 .05%
Crown Castle International Corp (a)	2,380		175		Consumer, Cyclical			10 .92%
Frontier Communications Corp	3,472		16		Technology			10 .47%
Harris Corp	388		27		Energy			8 .37%
Juniper Networks Inc (a)	18,870		426		Basic Materials			2 .75%
Motorola Solutions Inc	1,300		88		Utilities			2 .08%
Verizon Communications Inc	33,813		1,662		Other Assets in Excess of Liabilities, Net			2 .40%
Windstream Holdings Inc	2,058		16		TOTAL NET ASSETS			100.00%
			$3,781

Toys, Games & Hobbies - 0.11%
Hasbro Inc	1,095		60
Mattel Inc	2,603		124
			$184

Transportation - 0.69%
CH Robinson Worldwide Inc	553		32
CSX Corp	2,436		70
Expeditors International of Washington Inc	600		26
FedEx Corp	2,210		318
Norfolk Southern Corp	742		69
Union Pacific Corp	1,709		287
United Parcel Service Inc	2,987		314
			$1,116
TOTAL COMMON STOCKS			$157,624

See accompanying notes.

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	31	$2,742		$2,854	$112
Total						$112
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Growth Account
December 31, 2013

COMMON STOCKS - 98.29%	Shares Held	Value(000	's)		COMMON STOCKS (continued)	Shares Held		Value(000	's)
Aerospace & Defense - 1.97%					Internet (continued)
Boeing Co/The	14,579	$1,990			Facebook Inc (a)	24,782		$1,355
					Google Inc (a)	2,926		3,279
					LinkedIn Corp (a)	7,011		1,520
Airlines - 1.92%					priceline.com Inc (a)	458		533
Delta Air Lines Inc	70,414	1,934			Splunk Inc (a)	9,814		674
					Yelp Inc (a)	11,041		761
Apparel - 4.64%								$10,571
Michael Kors Holdings Ltd (a)	20,226	1,642
Nike Inc	38,674	3,042			Lodging - 2.60%
		$4,684			Las Vegas Sands Corp	33,306		2,627
Automobile Manufacturers - 2.06%				Media	- 2.86%
General Motors Co	50,829	2,077			Comcast Corp - Class A	41,131		2,137
					Sirius XM Holdings Inc (a)	212,750		743
Automobile Parts & Equipment - 1.53%								$2,880
Johnson Controls Inc	30,175	1,548			Oil & Gas - 5.78%
					Noble Energy Inc	29,398		2,003
Banks - 0.99%					Occidental Petroleum Corp	14,029		1,334
Morgan Stanley	31,800	997			Pioneer Natural Resources Co	13,523		2,489
								$5,826
Biotechnology - 8.77%					Oil & Gas Services - 1.96%
Biogen Idec Inc (a)	13,624	3,811			Halliburton Co	38,863		1,972
Gilead Sciences Inc (a)	51,065	3,838
Regeneron Pharmaceuticals Inc (a)	4,356	1,199
		$8,848			Pharmaceuticals - 9.28%
					Actavis PLC (a)	11,113		1,867
Building Materials - 1.51%					Allergan Inc/United States	3,700		411
Masco Corp	66,859	1,522			Bristol-Myers Squibb Co	19,600		1,042
					McKesson Corp	6,873		1,109
Chemicals - 3.08%					Pfizer Inc	63,065		1,932
					Pharmacyclics Inc (a)	7,900		836
LyondellBasell Industries NV	12,967	1,041			Valeant Pharmaceuticals International Inc (a)	18,409		2,161
PPG Industries Inc	10,906	2,068
		$3,109						$9,358
Commercial Services - 5.37%					Retail - 4.78%
FleetCor Technologies Inc (a)	10,607	1,243			Home Depot Inc/The	25,615		2,109
Hertz Global Holdings Inc (a)	49,209	1,408			Starbucks Corp	34,544		2,708
MasterCard Inc	3,307	2,763						$4,817
		$5,414			Semiconductors - 3.36%
					Cree Inc (a)	16,253		1,017
Computers - 4.87%					Lam Research Corp (a)	13,579		739
Apple Inc	8,746	4,908			Qualcomm Inc	21,993		1,633
								$3,389
Cosmetics & Personal Care - 3.45%
Estee Lauder Cos Inc/The	21,494	1,619			Software - 1.38%
Procter & Gamble Co/The	22,910	1,865			ServiceNow Inc (a)	11,853		664
					Workday Inc (a)	8,791		731
		$3,484
								$1,395
Diversified Financial Services - 8.64%
American Express Co	12,000	1,089			Telecommunications - 1.36%
CME Group Inc/IL	12,700	996			Crown Castle International Corp (a)	18,661		1,370
Discover Financial Services	42,210	2,362
Ocwen Financial Corp (a)	10,800	599			Transportation - 1.65%
SLM Corp	56,172	1,476			Canadian Pacific Railway Ltd	11,013		1,667
Visa Inc	9,853	2,194
		$8,716			TOTAL COMMON STOCKS			$99,129
Food - 0.93%						Maturity
Safeway Inc	28,700	935			REPURCHASE AGREEMENTS - 0.69%	Amount (000's)	Value	(000	's)
					Banks- 0.69%
Healthcare - Products - 2.02%				Investment in Joint Trading Account; Barclays $		194		$194
Boston Scientific Corp (a)	80,564	968			Bank PLC Repurchase Agreement; 0.01%
St Jude Medical Inc	17,200	1,066			dated 12/31/2013 maturing 01/02/2014
		$2,034			(collateralized by US Government
					Securities; $197,815; 0.63% - 0.75%; dated
Home Furnishings - 1.05%					05/31/17 - 02/28/18)
Whirlpool Corp	6,741	1,057

Internet - 10.48%
Amazon.com Inc (a)	6,142	2,449

See accompanying notes.

Schedule of Investments LargeCap Growth Account December 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Credit	$194	$194
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $197,815; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	89	89
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $90,430; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	222	221
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $226,074; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$698
TOTAL REPURCHASE AGREEMENTS		$698
Total Investments		$99,827
Other Assets in Excess of Liabilities, Net - 1.02%		$1,025
TOTAL NET ASSETS - 100.00%		$100,852

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		29 .82%
Consumer, Cyclical		18 .58%
Communications		14 .70%
Financial		10 .32%
Technology		9.61%
Energy		7 .74%
Industrial		5 .13%
Basic Materials		3 .08%
Other Assets in Excess of Liabilities, Net		1 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

COMMON STOCKS - 97.23%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.06%					Biotechnology (continued)
Interpublic Group of Cos Inc/The	1,617		$29		Gilead Sciences Inc (a)	99,798		$7,500
Lamar Advertising Co (a)	654		34		Illumina Inc (a)	585		65
Omnicom Group Inc	1,390		103		Myriad Genetics Inc (a)	670		14
			$166		Regeneron Pharmaceuticals Inc (a)	2,773		763
					United Therapeutics Corp (a)	391		44
Aerospace & Defense - 1.85%					Vertex Pharmaceuticals Inc (a)	5,085		378
B/E Aerospace Inc (a)	756		66
Boeing Co/The	23,898		3,262					$15,094
Lockheed Martin Corp	1,367		203		Building Materials - 0.29%
Rockwell Collins Inc	1,016		75		Eagle Materials Inc	410		32
Triumph Group Inc	91		7		Fortune Brands Home & Security Inc	1,204		55
United Technologies Corp	10,440		1,188		Lennox International Inc	424		36
			$4,801		Masco Corp	2,998		68
					Vulcan Materials Co	9,600		571
Agriculture - 0.56%								$762
Altria Group Inc	11,444		439
Archer-Daniels-Midland Co	409		18		Chemicals - 3.28%
Lorillard Inc	2,181		110		Albemarle Corp	260		17
Philip Morris International Inc	9,317		812		Celanese Corp	1,342		74
Reynolds American Inc	1,371		69		Dow Chemical Co/The	1,331		59
			$1,448		Eastman Chemical Co	863		70
					Ecolab Inc	39,772		4,146
Airlines - 0.56%					EI du Pont de Nemours & Co	4,902		319
Alaska Air Group Inc	544		40		FMC Corp	1,130		85
Copa Holdings SA	280		45		International Flavors & Fragrances Inc	685		59
Delta Air Lines Inc	2,083		57		LyondellBasell Industries NV	2,163		174
Southwest Airlines Co	667		12		Monsanto Co	2,844		332
United Continental Holdings Inc (a)	34,467		1,304
					PPG Industries Inc	692		131
			$1,458		Praxair Inc	11,779		1,531
Apparel - 0.26%					RPM International Inc	1,028		43
Carter's Inc	499		36		Sherwin-Williams Co/The	6,993		1,283
Hanesbrands Inc	829		58		Sigma-Aldrich Corp	954		90
Michael Kors Holdings Ltd (a)	947		77		Valspar Corp/The	749		53
Nike Inc	3,809		300		Westlake Chemical Corp	147		18
Ralph Lauren Corp	511		90		WR Grace & Co (a)	556		55
VF Corp	1,884		117					$8,539
			$678		Commercial Services - 2.49%
Automobile Manufacturers - 0.31%					Alliance Data Systems Corp (a)	272		72
Ford Motor Co	7,286		112		Automatic Data Processing Inc	2,263		183
PACCAR Inc	382		23		Booz Allen Hamilton Holding Corp	241		5
Tesla Motors Inc (a)	4,490		675		Cintas Corp	243		15
			$810		Equifax Inc	1,013		70
					FleetCor Technologies Inc (a)	570		67
Automobile Parts & Equipment - 0.12%					Gartner Inc (a)	795		57
BorgWarner Inc	1,244		70		Genpact Ltd (a)	103,462		1,900
Delphi Automotive PLC	1,681		101		H&R Block Inc	2,288		66
Goodyear Tire & Rubber Co/The	2,066		49		KAR Auction Services Inc	240		7
Lear Corp	76		6		MasterCard Inc	3,837		3,206
Visteon Corp (a)	417		34		Moody's Corp	1,026		81
WABCO Holdings Inc (a)	491		46		Morningstar Inc	171		13
			$306		Robert Half International Inc	1,175		49
Banks - 1.11%					RR Donnelley & Sons Co	830		17
Morgan Stanley	40,400		1,267		SEI Investments Co	1,131		39
State Street Corp	21,900		1,607		Service Corp International/US	1,390		25
					Vantiv Inc (a)	13,545		441
			$2,874		Verisk Analytics Inc (a)	1,239		81
Beverages - 1.14%					Western Union Co/The	4,624		80
Coca-Cola Co/The	17,961		742					$6,474
Coca-Cola Enterprises Inc	1,279		56
Constellation Brands Inc (a)	1,215		86		Computers - 6.93%
Dr Pepper Snapple Group Inc	1,738		85		Accenture PLC - Class A	33,727		2,773
Green Mountain Coffee Roasters Inc	3,838		290		Apple Inc	14,394		8,077
					Cognizant Technology Solutions Corp (a)	34,995		3,534
PepsiCo Inc	20,511		1,701
			$2,960		DST Systems Inc	229		21
					EMC Corp/MA	5,479		138
Biotechnology - 5.80%					International Business Machines Corp	5,668		1,063
Alexion Pharmaceuticals Inc (a)	8,217		1,093		Jack Henry & Associates Inc	725		43
Amgen Inc	4,237		484		NetApp Inc	56,437		2,321
Biogen Idec Inc (a)	8,741		2,445		SanDisk Corp	840		59
Celgene Corp (a)	13,599		2,298					$18,029
Charles River Laboratories International Inc (a)	185		10

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.16%					Environmental Control - 1.21%
Avery Dennison Corp	266		$13		Clean Harbors Inc (a)	496		$30
Church & Dwight Co Inc	1,147		76		Stericycle Inc (a)	26,412		3,068
Jarden Corp (a)	945		58		Waste Connections Inc	967		42
Kimberly-Clark Corp	1,857		194		Waste Management Inc	315		14
Scotts Miracle-Gro Co/The	352		22					$3,154
Tupperware Brands Corp	445		42
			$405		Food - 1.84%
					ConAgra Foods Inc	1,806		61
Cosmetics & Personal Care - 1.95%					General Mills Inc	3,723		186
Colgate-Palmolive Co	4,368		285		Hershey Co/The	705		68
Estee Lauder Cos Inc/The	47,213		3,556		Hillshire Brands Co	1,021		34
Procter & Gamble Co/The	15,200		1,237		Hormel Foods Corp	1,112		50
			$5,078		JM Smucker Co/The	118		12
					Kellogg Co	1,125		69
Distribution & Wholesale - 1.46%					Kraft Foods Group Inc	2,794		151
Fastenal Co	16,684		793		Kroger Co/The	2,987		118
Fossil Group Inc (a)	23,145		2,776
Genuine Parts Co	787		66		Whole Foods Market Inc	69,615		4,026
LKQ Corp (a)	2,443		80					$4,775
WW Grainger Inc	311		79		Forest Products & Paper - 0.04%
			$3,794		International Paper Co	2,132		105

Diversified Financial Services - 5.24%
Affiliated Managers Group Inc (a)	443		96		Gas - 0.00%
American Express Co	5,036		457		Questar Corp	286		7
Ameriprise Financial Inc	540		62
BlackRock Inc	243		77		Hand & Machine Tools - 0.02%
CBOE Holdings Inc	724		38		Lincoln Electric Holdings Inc	698		50
Charles Schwab Corp/The	145,344		3,779		Snap-on Inc	81		9
Franklin Resources Inc	2,166		125					$59
IntercontinentalExchange Group Inc	398		90
LPL Financial Holdings Inc	374		18		Healthcare - Products - 1.90%
T Rowe Price Group Inc	1,219		102		Baxter International Inc	2,843		198
TD Ameritrade Holding Corp	46,600		1,428		Becton Dickinson and Co	1,019		113
Visa Inc	32,854		7,315		Bruker BioSciences Corp (a)	920		18
Waddell & Reed Financial Inc	722		47		Cooper Cos Inc/The	300		37
			$13,634		CR Bard Inc	659		88
					DENTSPLY International Inc	336		16
Electric - 0.02%					Edwards Lifesciences Corp (a)	937		62
ITC Holdings Corp	439		42		Henry Schein Inc (a)	731		84
					IDEXX Laboratories Inc (a)	442		47
Electrical Components & Equipment - 0.12%					Intuitive Surgical Inc (a)	10,161		3,903
AMETEK Inc	1,283		68		Life Technologies Corp (a)	942		72
Emerson Electric Co	2,834		199		Patterson Cos Inc	658		27
Hubbell Inc	361		39		ResMed Inc	1,198		56
			$306		Sirona Dental Systems Inc (a)	461		32
					St Jude Medical Inc	1,514		94
Electronics - 2.11%					Stryker Corp	1,014		76
Agilent Technologies Inc	341		19		Zimmer Holdings Inc	79		7
Allegion PLC (a)	374		16
								$4,930
Amphenol Corp	35,131		3,133
FLIR Systems Inc	832		25		Healthcare - Services - 2.60%
Gentex Corp/MI	694		23		Aetna Inc	845		58
Honeywell International Inc	4,146		379		Covance Inc (a)	26,808		2,360
Mettler-Toledo International Inc (a)	254		62		DaVita HealthCare Partners Inc (a)	42,234		2,676
National Instruments Corp	54,931		1,759		Laboratory Corp of America Holdings (a)	766		70
Waters Corp (a)	720		72		Mednax Inc (a)	544		29
			$5,488		Quest Diagnostics Inc	95		5
					UnitedHealth Group Inc	20,100		1,514
Engineering & Construction - 1.64%					Universal Health Services Inc	500		41
AECOM Technology Corp (a)	83		3
								$6,753
Chicago Bridge & Iron Co NV ADR	823		68
Fluor Corp	52,075		4,181		Home Builders - 0.41%
			$4,252		DR Horton Inc (a)	43,700		975
					Pulte Group Inc	3,259		67
Entertainment - 0.04%					Thor Industries Inc	360		20
Bally Technologies Inc (a)	324		25
								$1,062
International Game Technology	2,189		40
Lions Gate Entertainment Corp	661		21		Home Furnishings - 0.00%
Madison Square Garden Co/The (a)	503		29		Whirlpool Corp	47		7
			$115

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Housewares - 0.03%					Machinery - Diversified (continued)
Newell Rubbermaid Inc	1,405		$45		Zebra Technologies Corp (a)	60		$3
Toro Co	486		31					$5,183

			$76		Media - 1.79%
Insurance - 0.21%					AMC Networks Inc (a)	505		34
American Financial Group Inc/OH	89		5		CBS Corp	3,023		193
Aon PLC	1,256		105		Comcast Corp - Class A	13,510		702
Arch Capital Group Ltd (a)	105		6		DIRECTV (a)	2,808		194
Arthur J Gallagher & Co	1,066		50		Discovery Communications Inc - A Shares (a)	1,316		119
Axis Capital Holdings Ltd	255		12		Discovery Communications Inc - C Shares (a)	12,700		1,065
Brown & Brown Inc	454		14		FactSet Research Systems Inc	369		40
Chubb Corp/The	311		30		Liberty Global PLC - A Shares (a)	1,553		138
Erie Indemnity Co	209		15		Scripps Networks Interactive Inc	923		80
Hanover Insurance Group Inc/The	106		6		Starz (a)	866		25
Marsh & McLennan Cos Inc	1,730		84		Time Warner Cable Inc	1,565		212
Progressive Corp/The	2,558		70		Twenty-First Century Fox Inc - A Shares	41,182		1,449
Prudential Financial Inc	831		77		Viacom Inc	2,608		228
Travelers Cos Inc/The	855		78		Walt Disney Co/The	2,150		164
			$552					$4,643

Internet - 11.53%					Metal Fabrication & Hardware - 1.20%
Amazon.com Inc (a)	15,315		6,107		Precision Castparts Corp	11,470		3,088
Baidu Inc ADR(a)	7,200		1,281		Valmont Industries Inc	225		34
Ctrip.com International Ltd ADR (a)	13,700		680					$3,122
eBay Inc (a)	24,998		1,372
F5 Networks Inc (a)	670		61		Mining - 0.01%
Facebook Inc (a)	36,628		2,002		Southern Copper Corp	1,310		38
Google Inc (a)	11,251		12,609
HomeAway Inc (a)	462		19		Miscellaneous Manufacturing - 2.75%
Liberty Ventures (a)	301		37		3M Co	3,077		432
LinkedIn Corp (a)	3,455		749		AO Smith Corp	279		15
Netflix Inc (a)	2,634		970		Aptargroup Inc	383		26
priceline.com Inc (a)	3,077		3,577		Crane Co	375		25
Rackspace Hosting Inc (a)	925		36		Danaher Corp	82,614		6,378
Splunk Inc (a)	851		58		Donaldson Co Inc	1,136		49
Symantec Corp	2,676		63		Dover Corp	665		64
TIBCO Software Inc (a)	1,363		31		Illinois Tool Works Inc	741		62
TripAdvisor Inc (a)	941		78		Ingersoll-Rand PLC	1,122		69
Twitter Inc (a)	3,000		191		ITT Corp	755		33
VeriSign Inc (a)	1,167		70					$7,153
			$29,991
					Office & Business Equipment - 0.01%
Leisure Products & Services - 0.06%					Pitney Bowes Inc	736		17
Harley-Davidson Inc	1,205		84
Polaris Industries Inc	544		79
			$163		Oil & Gas - 1.89%
					Anadarko Petroleum Corp	231		18
Lodging - 1.69%					Antero Resources Corp (a)	5,500		349
Hilton Worldwide Holdings Inc (a)	5,000		111		Atwood Oceanics Inc (a)	95		5
Las Vegas Sands Corp	29,423		2,321		Cabot Oil & Gas Corp	1,981		77
Marriott International Inc/DE	1,728		85		Concho Resources Inc (a)	857		93
MGM Resorts International (a)	20,000		471		Continental Resources Inc/OK (a)	359		40
Starwood Hotels & Resorts Worldwide Inc	695		55		EOG Resources Inc	1,358		228
Wyndham Worldwide Corp	1,142		84		EQT Corp	642		58
Wynn Resorts Ltd	6,577		1,277		Noble Energy Inc	373		25
			$4,404		Oasis Petroleum Inc (a)	786		37
					Pioneer Natural Resources Co	9,870		1,816
Machinery - Construction & Mining - 0.04%					QEP Resources Inc	152		5
Caterpillar Inc	1,000		91		Range Resources Corp	23,342		1,968
					Seadrill Ltd	1,660		68
Machinery - Diversified - 1.99%					SM Energy Co	564		47
Babcock & Wilcox Co/The	651		22		Southwestern Energy Co (a)	1,875		74
Cummins Inc	820		116		Whiting Petroleum Corp (a)	116		7
Deere & Co	2,045		187					$4,915

Flowserve Corp	9,702		765		Oil & Gas Services - 4.17%
Graco Inc	516		40		Baker Hughes Inc	233		13
IDEX Corp	643		48		Cameron International Corp (a)	1,313		78
Manitowoc Co Inc/The	1,123		26		Core Laboratories NV	16,618		3,173
Rockwell Automation Inc	735		87		FMC Technologies Inc (a)	53,138		2,775
Roper Industries Inc	21,505		2,982		Halliburton Co	4,973		252
Wabtec Corp/DE	12,208		907		MRC Global Inc (a)	300		10

See accompanying notes.					220

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas Services (continued)					Retail (continued)
Oceaneering International Inc	909		$72		AutoZone Inc (a)	191		$91
RPC Inc	428		8		Bed Bath & Beyond Inc (a)	1,176		94
Schlumberger Ltd	49,526		4,462		Best Buy Co Inc	614		24
			$10,843		Big Lots Inc (a)	129		4
					Brinker International Inc	594		28
Packaging & Containers - 0.13%					CarMax Inc (a)	1,051		49
Ball Corp	1,250		65		Chipotle Mexican Grill Inc (a)	2,446		1,303
Bemis Co Inc	370		15		Coach Inc	1,511		85
Crown Holdings Inc (a)	1,031		46
Owens-Illinois Inc (a)	815		29		Costco Wholesale Corp	24,193		2,879
					CVS Caremark Corp	1,152		82
Packaging Corp of America	824		52		Dollar General Corp (a)	1,769		107
Rock Tenn Co	435		46		Dollar Tree Inc (a)	13,004		734
Sealed Air Corp	1,646		56		Domino's Pizza Inc	472		33
Silgan Holdings Inc	371		18		Foot Locker Inc	168		7
			$327		Gap Inc/The	2,316		90
Pharmaceuticals - 5.78%					GNC Holdings Inc	827		48
AbbVie Inc	7,442		393		Home Depot Inc/The	8,140		670
Actavis PLC (a)	813		137		L Brands Inc	1,120		69
Allergan Inc/United States	1,555		173		Lowe's Cos Inc	38,954		1,930
AmerisourceBergen Corp	1,086		76		Lululemon Athletica Inc (a)	3,000		177
Bristol-Myers Squibb Co	6,622		352		Macy's Inc	1,599		85
Cardinal Health Inc	13,400		895		McDonald's Corp	4,708		457
Catamaran Corp (a)	1,754		83		MSC Industrial Direct Co Inc	396		32
Eli Lilly & Co	1,777		91		Nordstrom Inc	1,219		75
Express Scripts Holding Co (a)	65,705		4,615		Nu Skin Enterprises Inc	484		67
Herbalife Ltd	716		56		O'Reilly Automotive Inc (a)	594		76
Johnson & Johnson	2,047		187		PetSmart Inc	869		63
McKesson Corp	16,280		2,628		Ross Stores Inc	1,182		89
Mead Johnson Nutrition Co	42,667		3,573		Signet Jewelers Ltd	58		5
Mylan Inc/PA (a)	1,791		78		Starbucks Corp	72,854		5,712
Perrigo Co PLC	441		68		Target Corp	2,364		150
Pharmacyclics Inc (a)	478		51		TJX Cos Inc	3,870		247
Salix Pharmaceuticals Ltd (a)	515		46		Tractor Supply Co	14,658		1,137
Valeant Pharmaceuticals International Inc (a)	12,400		1,456		Urban Outfitters Inc (a)	905		34
Zoetis Inc	2,342		77		Walgreen Co	4,113		236
			$15,035		Wal-Mart Stores Inc	4,979		392
					Williams-Sonoma Inc	821		48
Pipelines - 0.09%					World Fuel Services Corp	124		5
Kinder Morgan Inc/DE	3,237		117		Yum! Brands Inc	2,098		159
ONEOK Inc	904		56					$17,677
Williams Cos Inc/The	1,748		67
			$240		Semiconductors - 2.65%
					Altera Corp	917		30
Real Estate - 0.02%					Analog Devices Inc	1,090		56
CBRE Group Inc (a)	2,347		62		Applied Materials Inc	3,704		66
					Avago Technologies Ltd	1,895		100
REITS - 0.35%					Broadcom Corp	2,098		62
American Tower Corp	1,858		148		Intel Corp	2,719		71
Apartment Investment & Management Co	683		18		Maxim Integrated Products Inc	2,447		68
					ON Semiconductor Corp (a)	3,504		29
Boston Properties Inc	119		12
Corrections Corp of America	605		19		Qualcomm Inc	81,327		6,039
					Silicon Laboratories Inc (a)	305		13
Equity Lifestyle Properties Inc	494		18		Skyworks Solutions Inc (a)	1,337		38
Extra Space Storage Inc	74		3
Federal Realty Investment Trust	359		36		Texas Instruments Inc	5,786		254
Omega Healthcare Investors Inc	989		29		Xilinx Inc	1,230		56
Plum Creek Timber Co Inc	1,369		64					$6,882
Public Storage	703		106		Shipbuilding - 0.01%
Rayonier Inc	1,059		45		Huntington Ingalls Industries Inc	421		38
Regency Centers Corp	322		15
Senior Housing Properties Trust	113		2
Simon Property Group Inc	1,221		186		Software - 4.78%
Tanger Factory Outlet Centers	803		26		Akamai Technologies Inc (a)	23,400		1,104
Ventas Inc	1,110		64		ANSYS Inc (a)	21,102		1,841
Vornado Realty Trust	304		27		Broadridge Financial Solutions Inc	993		39
Weyerhaeuser Co	2,734		86		Cerner Corp (a)	1,389		77
			$904		Citrix Systems Inc (a)	1,553		98
					Dun & Bradstreet Corp/The	311		38
Retail - 6.80%					Fiserv Inc (a)	1,242		73
Advance Auto Parts Inc	614		68		Intuit Inc	1,616		123
American Eagle Outfitters Inc	1,015		15		Microsoft Corp	45,424		1,700
AutoNation Inc (a)	421		21		MSCI Inc (a)	426		19

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Software (continued)					(continued)	Amount (000's)	Value	(000	's)
NetSuite Inc (a)	4,000		$412		Banks (continued)
Oracle Corp	19,329		740		Investment in Joint Trading Account; Merrill	$1,171		$1,171
Paychex Inc	1,365		62		Lynch Repurchase Agreement; 0.01%
Red Hat Inc (a)	15,000		841		dated 12/31/2013 maturing 01/02/2014
Salesforce.com Inc (a)	77,313		4,267		(collateralized by US Government
ServiceNow Inc (a)	9,300		521		Securities; $1,194,356; 0.00% - 7.13%;
Workday Inc (a)	5,700		474		dated 01/02/14 - 09/15/39)
			$12,429					$3,688

Telecommunications - 2.27%					TOTAL REPURCHASE AGREEMENTS			$3,688
Crown Castle International Corp (a)	41,568		3,052		Total Investments			$256,520
Harris Corp	160		11		Other Assets in Excess of Liabilities, Net - 1.35%			$3,514
JDS Uniphase Corp (a)	1,476		19		TOTAL NET ASSETS - 100.00%			$260,034
Juniper Networks Inc (a)	85,800		1,936
Motorola Solutions Inc	1,069		72		(a) Non-Income Producing Security
NeuStar Inc (a)	553		28
Verizon Communications Inc	14,937		734
Windstream Holdings Inc	4,581		37
			$5,889		Portfolio Summary (unaudited)
					Sector			Percent
Toys, Games & Hobbies - 0.05%					Consumer, Non-cyclical			24 .24%
Hasbro Inc	820		45		Communications			15 .65%
Mattel Inc	1,624		77		Industrial			14 .76%
			$122		Technology			14 .35%
Transportation - 1.40%					Consumer, Cyclical			11 .79%
CH Robinson Worldwide Inc	1,350		79		Financial			8 .35%
Con-way Inc	173		7		Energy			6 .15%
CSX Corp	2,689		77		Basic Materials			3 .33%
FedEx Corp	13,000		1,869		Utilities			0 .03%
Kansas City Southern	6,013		745		Other Assets in Excess of Liabilities, Net			1 .35%
Kirby Corp (a)	283		28		TOTAL NET ASSETS			100.00%
Landstar System Inc	391		22
Norfolk Southern Corp	479		45
Union Pacific Corp	2,460		413
United Parcel Service Inc	3,378		355
			$3,640

Water- 0.01%
Aqua America Inc	1,296		31

TOTAL COMMON STOCKS			$252,832
	Maturity
REPURCHASE AGREEMENTS - 1.42% Amount (000's)			Value(000	's)

Banks- 1.42%
Investment in Joint Trading Account; Barclays $	1,025		$1,025
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,045,061; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,025		1,024
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,045,061; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	468		468
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $477,744; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes.

Schedule of Investments
LargeCap Growth Account I
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	82	$7,287		$7,549	$262
Total						$262
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

COMMON STOCKS - 97.67%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.16%					Beverages (continued)
Interpublic Group of Cos Inc/The	36,395		$644		Brown-Forman Corp	14,168		$1,071
Omnicom Group Inc	22,503		1,674		Coca-Cola Co/The	332,060		13,717
			$2,318		Coca-Cola Enterprises Inc	21,113		932
					Constellation Brands Inc (a)	14,568		1,025
Aerospace & Defense - 1.97%					Dr Pepper Snapple Group Inc	17,544		855
Boeing Co/The	60,449		8,251		Molson Coors Brewing Co	13,825		776
General Dynamics Corp	29,256		2,795		Monster Beverage Corp (a)	11,875		805
L-3 Communications Holdings Inc	7,749		828		PepsiCo Inc	134,094		11,122
Lockheed Martin Corp	23,526		3,497					$31,273
Northrop Grumman Corp	19,410		2,225
Raytheon Co	27,934		2,534		Biotechnology - 2.36%
Rockwell Collins Inc	11,814		873		Alexion Pharmaceuticals Inc (a)	17,144		2,281
United Technologies Corp	73,812		8,400		Amgen Inc	65,939		7,528
			$29,403		Biogen Idec Inc (a)	20,654		5,778
					Celgene Corp (a)	36,030		6,088
Agriculture - 1.64%					Gilead Sciences Inc (a)	134,072		10,075
Altria Group Inc	174,876		6,714		Regeneron Pharmaceuticals Inc (a)	6,867		1,890
Archer-Daniels-Midland Co	57,531		2,497		Vertex Pharmaceuticals Inc (a)	20,439		1,519
Lorillard Inc	32,209		1,632					$35,159
Philip Morris International Inc	140,089		12,206
Reynolds American Inc	27,408		1,370		Building Materials - 0.09%
			$24,419		Masco Corp	31,214		711
					Vulcan Materials Co	11,366		675
Airlines - 0.22%								$1,386
Delta Air Lines Inc	74,807		2,055
Southwest Airlines Co	60,919		1,148		Chemicals - 2.47%
			$3,203		Air Products & Chemicals Inc	18,473		2,065
Apparel - 0.62%					Airgas Inc	5,803		649
Michael Kors Holdings Ltd (a)	15,685		1,274		CF Industries Holdings Inc	5,011		1,168
					Dow Chemical Co/The	106,050		4,709
Nike Inc	65,335		5,138		Eastman Chemical Co	13,458		1,086
Ralph Lauren Corp	5,213		920		Ecolab Inc	23,710		2,472
VF Corp	30,800		1,920		EI du Pont de Nemours & Co	80,976		5,261
			$9,252		FMC Corp	11,653		879
Automobile Manufacturers - 0.75%					International Flavors & Fragrances Inc	7,127		613
Ford Motor Co	344,891		5,322		LyondellBasell Industries NV	38,197		3,066
General Motors Co	99,588		4,070		Monsanto Co	45,978		5,359
PACCAR Inc	30,961		1,832		Mosaic Co/The	29,797		1,408
			$11,224		PPG Industries Inc	12,418		2,355
					Praxair Inc	25,738		3,347
Automobile Parts & Equipment - 0.41%					Sherwin-Williams Co/The	7,531		1,382
BorgWarner Inc	19,897		1,112		Sigma-Aldrich Corp	10,463		984
Delphi Automotive PLC	24,485		1,472					$36,803
Goodyear Tire & Rubber Co/The	21,588		515
Johnson Controls Inc	59,895		3,073		Coal - 0.08%
			$6,172		Consol Energy Inc	20,018		761
					Peabody Energy Corp	23,593		461
Banks - 7.35%								$1,222
Bank of America Corp	932,619		14,521
Bank of New York Mellon Corp/The	100,424		3,509		Commercial Services - 1.39%
BB&T Corp	61,637		2,300		ADT Corp/The	17,487		708
Capital One Financial Corp	50,412		3,862		Alliance Data Systems Corp (a)	4,259		1,120
Citigroup Inc	265,198		13,819		Automatic Data Processing Inc	42,095		3,402
Comerica Inc	15,993		760		Cintas Corp	8,806		525
Fifth Third Bancorp	77,193		1,623		Equifax Inc	10,640		735
Goldman Sachs Group Inc/The	36,855		6,533		H&R Block Inc	23,893		694
Huntington Bancshares Inc/OH	72,618		701		Iron Mountain Inc	14,880		451
JP Morgan Chase & Co	328,695		19,222		MasterCard Inc	9,052		7,562
KeyCorp	78,403		1,052		McGraw Hill Financial Inc	23,678		1,851
M&T Bank Corp	11,387		1,326		Moody's Corp	16,551		1,299
Morgan Stanley	121,140		3,799		Quanta Services Inc (a)	18,874		596
Northern Trust Corp	19,642		1,216		Robert Half International Inc	12,119		509
PNC Financial Services Group Inc/The	46,526		3,610		Total System Services Inc	14,603		486
Regions Financial Corp	120,450		1,191		Western Union Co/The	48,287		833
State Street Corp	38,385		2,817					$20,771
SunTrust Banks Inc	46,803		1,723		Computers - 5.67%
US Bancorp/MN	159,687		6,451		Accenture PLC - Class A	55,587		4,571
Wells Fargo & Co	419,132		19,029		Apple Inc	78,671		44,143
Zions Bancorporation	16,142		484		Cognizant Technology Solutions Corp (a)	26,450		2,671
			$109,548		Computer Sciences Corp	12,872		719
Beverages - 2.10%					EMC Corp/MA	179,933		4,525
Beam Inc	14,258		970		Hewlett-Packard Co	168,039		4,702

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electric (continued)
International Business Machines Corp	89,248		$16,740		Xcel Energy Inc	43,512		$1,216
NetApp Inc	29,800		1,226					$37,020
SanDisk Corp	19,751		1,393
Seagate Technology PLC	28,517		1,602		Electrical Components & Equipment - 0.37%
Teradata Corp (a)	14,287		650		AMETEK Inc	21,401		1,127
Western Digital Corp	18,406		1,544		Emerson Electric Co	61,553		4,320
			$84,486					$5,447

Consumer Products - 0.33%					Electronics - 1.27%
Avery Dennison Corp	8,448		424		Agilent Technologies Inc	28,924		1,654
					Allegion PLC (a)	7,809		345
Clorox Co/The	11,283		1,046
Kimberly-Clark Corp	33,370		3,486		Amphenol Corp	13,840		1,234
			$4,956		FLIR Systems Inc	12,386		373
					Garmin Ltd	10,754		497
Cosmetics & Personal Care - 1.79%					Honeywell International Inc	68,610		6,269
Avon Products Inc	37,928		653		Jabil Circuit Inc	16,165		282
Colgate-Palmolive Co	76,853		5,012		PerkinElmer Inc	9,827		405
Estee Lauder Cos Inc/The	22,388		1,686		TE Connectivity Ltd	35,882		1,978
Procter & Gamble Co/The (b)	237,675		19,349		Thermo Fisher Scientific Inc	31,597		3,518
			$26,700		Tyco International Ltd	40,685		1,670
					Waters Corp (a)	7,444		744
Distribution & Wholesale - 0.28%								$18,969
Fastenal Co	23,871		1,134
Fossil Group Inc (a)	4,296		515		Engineering & Construction - 0.13%
Genuine Parts Co	13,497		1,123		Fluor Corp	14,283		1,147
WW Grainger Inc	5,402		1,380		Jacobs Engineering Group Inc (a)	11,517		725
			$4,152					$1,872

Diversified Financial Services - 2.67%					Entertainment - 0.03%
American Express Co	80,555		7,309		International Game Technology	21,763		395
Ameriprise Financial Inc	17,010		1,957

BlackRock Inc	11,110		3,516		Environmental Control - 0.23%
Charles Schwab Corp/The	101,453		2,638		Republic Services Inc	23,614		784
CME Group Inc/IL	27,563		2,163		Stericycle Inc (a)	7,494		871
Discover Financial Services	41,883		2,343
E*Trade Financial Corp (a)	25,112		493		Waste Management Inc	38,153		1,712
Franklin Resources Inc	35,302		2,038					$3,367
IntercontinentalExchange Group Inc	10,058		2,262		Food - 1.67%
Invesco Ltd	38,759		1,411		Campbell Soup Co	15,700		679
Legg Mason Inc	9,282		404		ConAgra Foods Inc	36,888		1,243
NASDAQ OMX Group Inc/The	10,110		402		General Mills Inc	55,458		2,768
SLM Corp	38,146		1,003		Hershey Co/The	13,099		1,274
T Rowe Price Group Inc	22,813		1,911		Hormel Foods Corp	11,769		531
Visa Inc	44,527		9,915		JM Smucker Co/The	9,193		952
			$39,765		Kellogg Co	22,485		1,373
					Kraft Foods Group Inc	52,101		2,809
Electric - 2.48%					Kroger Co/The	45,504		1,799
AES Corp/VA	57,415		833		McCormick & Co Inc/MD	11,546		796
Ameren Corp	21,215		767
American Electric Power Co Inc	42,607		1,991		Mondelez International Inc	153,347		5,413
					Safeway Inc	21,580		703
CMS Energy Corp	23,258		623		Sysco Corp	50,852		1,836
Consolidated Edison Inc	25,609		1,416
Dominion Resources Inc/VA	50,752		3,283		Tyson Foods Inc	23,749		795
DTE Energy Co	15,459		1,026		Whole Foods Market Inc	32,539		1,882
Duke Energy Corp	61,730		4,260					$24,853
Edison International	28,488		1,319		Forest Products & Paper - 0.17%
Entergy Corp	15,592		987		International Paper Co	38,789		1,902
Exelon Corp	74,925		2,052		MeadWestvaco Corp	15,553		574
FirstEnergy Corp	36,569		1,206					$2,476
Integrys Energy Group Inc	6,978		380
NextEra Energy Inc	37,658		3,224		Gas - 0.27%
Northeast Utilities	27,551		1,168		AGL Resources Inc	10,387		490
NRG Energy Inc	28,279		812		CenterPoint Energy Inc	37,479		869
Pepco Holdings Inc	21,838		418		NiSource Inc	27,394		901
PG&E Corp	39,285		1,582		Sempra Energy	19,874		1,784
Pinnacle West Capital Corp	9,622		509					$4,044
PPL Corp	55,107		1,658		Hand & Machine Tools - 0.11%
Public Service Enterprise Group Inc	44,231		1,417		Snap-on Inc	5,084		557
SCANA Corp	12,289		577		Stanley Black & Decker Inc	13,572		1,095
Southern Co/The	77,097		3,169					$1,652
TECO Energy Inc	17,860		308
Wisconsin Energy Corp	19,806		819

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 1.76%					Internet - 4.60%
Baxter International Inc	47,452		$3,300		Amazon.com Inc (a)	32,419		$12,928
Becton Dickinson and Co	16,971		1,875		eBay Inc (a)	101,877		5,592
Boston Scientific Corp (a)	116,748		1,403		Expedia Inc	9,004		627
CareFusion Corp (a)	18,479		736		F5 Networks Inc (a)	6,786		617
Covidien PLC	40,221		2,739		Facebook Inc (a)	143,811		7,861
CR Bard Inc	6,810		912		Google Inc (a)	24,538		27,500
DENTSPLY International Inc	12,473		605		Netflix Inc (a)	5,181		1,908
Edwards Lifesciences Corp (a)	9,566		629		priceline.com Inc (a)	4,497		5,227
Hospira Inc (a)	14,504		599		Symantec Corp	60,859		1,435
Intuitive Surgical Inc (a)	3,328		1,278		TripAdvisor Inc (a)	9,689		803
Life Technologies Corp (a)	15,097		1,145		VeriSign Inc (a)	11,264		673
Medtronic Inc	87,293		5,010		Yahoo! Inc (a)	82,491		3,336
Patterson Cos Inc	7,290		300					$68,507
St Jude Medical Inc	25,515		1,581
Stryker Corp	25,809		1,939		Iron & Steel - 0.17%
Varian Medical Systems Inc (a)	9,244		718		Allegheny Technologies Inc	9,442		337
Zimmer Holdings Inc	14,950		1,393		Cliffs Natural Resources Inc	13,389		351
			$26,162		Nucor Corp	27,824		1,485
					United States Steel Corp	12,649		373
Healthcare - Services - 1.17%								$2,546
Aetna Inc	32,133		2,204
Cigna Corp	24,169		2,114		Leisure Products & Services - 0.19%
DaVita HealthCare Partners Inc (a)	15,436		978		Carnival Corp	38,300		1,538
Humana Inc	13,633		1,407		Harley-Davidson Inc	19,333		1,339
Laboratory Corp of America Holdings (a)	7,642		698					$2,877
Quest Diagnostics Inc	12,716		681		Lodging - 0.30%
Tenet Healthcare Corp (a)	8,676		365		Marriott International Inc/DE	19,643		969
UnitedHealth Group Inc	88,028		6,629		Starwood Hotels & Resorts Worldwide Inc	16,745		1,330
WellPoint Inc	25,830		2,387		Wyndham Worldwide Corp	11,394		840
			$17,463		Wynn Resorts Ltd	7,063		1,372
Holding Companies - Diversified - 0.05%								$4,511
Leucadia National Corp	27,412		777		Machinery - Construction & Mining - 0.38%
					Caterpillar Inc	55,641		5,053
Home Builders - 0.12%					Joy Global Inc	9,293		543
DR Horton Inc (a)	24,849		555					$5,596
Lennar Corp	14,619		578		Machinery - Diversified - 0.63%
Pulte Group Inc	30,144		614		Cummins Inc	15,236		2,148
			$1,747		Deere & Co	33,475		3,057
Home Furnishings - 0.11%					Flowserve Corp	12,195		961
Harman International Industries Inc	5,906		483		Rockwell Automation Inc	12,125		1,433
Whirlpool Corp	6,863		1,077		Roper Industries Inc	8,683		1,204
			$1,560		Xylem Inc/NY	16,131		558
								$9,361
Housewares - 0.05%
Newell Rubbermaid Inc	25,112		814		Media - 3.52%
					Cablevision Systems Corp	18,719		336
					CBS Corp	48,797		3,110
Insurance - 4.09%					Comcast Corp - Class A	227,860		11,841
ACE Ltd	29,734		3,079		DIRECTV (a)	42,727		2,952
Aflac Inc	40,754		2,723		Discovery Communications Inc - A Shares (a)	19,732		1,784
Allstate Corp/The	39,771		2,169		Gannett Co Inc	19,926		590
American International Group Inc	128,738		6,572		Graham Holdings Co (a)	381		253
Aon PLC	26,323		2,208		News Corp (a)	43,527		784
Assurant Inc	6,358		422		Nielsen Holdings NV	22,126		1,015
Berkshire Hathaway Inc - Class B (a)	157,390		18,660		Scripps Networks Interactive Inc	9,579		828
Chubb Corp/The	22,013		2,127		Time Warner Cable Inc	24,648		3,340
Cincinnati Financial Corp	12,892		675		Time Warner Inc	79,108		5,516
Genworth Financial Inc (a)	43,217		671		Twenty-First Century Fox Inc - A Shares	171,583		6,036
Hartford Financial Services Group Inc	39,092		1,416		Viacom Inc	35,486		3,099
Lincoln National Corp	22,939		1,184		Walt Disney Co/The	142,896		10,917
Loews Corp	26,743		1,290					$52,401
Marsh & McLennan Cos Inc	47,984		2,321
MetLife Inc	98,022		5,285		Metal Fabrication & Hardware - 0.23%
Progressive Corp/The	48,265		1,316		Precision Castparts Corp	12,701		3,420
Prudential Financial Inc	40,484		3,734
Torchmark Corp	7,906		618		Mining - 0.36%
Travelers Cos Inc/The	31,833		2,882		Alcoa Inc	93,523		994
Unum Group	22,835		801		Freeport-McMoRan Copper & Gold Inc	90,774		3,426
XL Group PLC	24,728		787		Newmont Mining Corp	43,533		1,003
			$60,940					$5,423

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 3.41%					Pharmaceuticals - 6.83%
3M Co	55,926		$7,843		Abbott Laboratories	135,194		$5,182
Danaher Corp	52,427		4,047		AbbVie Inc	139,101		7,346
Dover Corp	14,896		1,438		Actavis PLC (a)	15,218		2,557
Eaton Corp PLC	41,489		3,158		Allergan Inc/United States	25,983		2,886
General Electric Co	884,636		24,796		AmerisourceBergen Corp	20,113		1,414
Illinois Tool Works Inc	35,703		3,002		Bristol-Myers Squibb Co	143,969		7,652
Ingersoll-Rand PLC	23,426		1,443		Cardinal Health Inc	29,858		1,995
Leggett & Platt Inc	12,347		382		Eli Lilly & Co	86,690		4,421
Pall Corp	9,687		827		Express Scripts Holding Co (a)	70,457		4,949
Parker Hannifin Corp	13,049		1,679		Forest Laboratories Inc (a)	20,730		1,244
Pentair Ltd	17,429		1,354		Johnson & Johnson	246,699		22,595
Textron Inc	24,583		904		McKesson Corp	20,085		3,242
			$50,873		Mead Johnson Nutrition Co	17,661		1,479
					Merck & Co Inc	255,486		12,787
Office & Business Equipment - 0.11%					Mylan Inc/PA (a)	33,476		1,453
Pitney Bowes Inc	17,662		412		Perrigo Co PLC	11,634		1,785
Xerox Corp	101,187		1,231		Pfizer Inc (b)	566,688		17,358
			$1,643		Zoetis Inc	43,719		1,429
Oil & Gas - 7.98%								$101,774
Anadarko Petroleum Corp	44,004		3,490		Pipelines - 0.51%
Apache Corp	34,908		3,000		Kinder Morgan Inc/DE	58,872		2,119
Cabot Oil & Gas Corp	36,824		1,427		ONEOK Inc	18,037		1,122
Chesapeake Energy Corp	44,197		1,200		Spectra Energy Corp	58,586		2,087
Chevron Corp	168,157		21,005		Williams Cos Inc/The	59,757		2,305
ConocoPhillips	107,119		7,568					$7,633
Denbury Resources Inc (a)	32,062		527
Devon Energy Corp	33,370		2,065		Publicly Traded Investment Fund - 0.97%
Diamond Offshore Drilling Inc	6,078		346		iShares Core S&P 500 ETF	78,116		14,502
Ensco PLC	20,424		1,168
EOG Resources Inc	23,868		4,006		Real Estate - 0.04%
EQT Corp	13,178		1,183		CBRE Group Inc (a)	24,340		640
Exxon Mobil Corp	381,971		38,655
Helmerich & Payne Inc	9,368		788
Hess Corp	24,871		2,064		REITS - 1.78%
Marathon Oil Corp	60,912		2,150		American Tower Corp	34,506		2,754
Marathon Petroleum Corp	26,321		2,414		Apartment Investment & Management Co	12,759		331
Murphy Oil Corp	15,368		997		AvalonBay Communities Inc	10,637		1,258
Nabors Industries Ltd	22,712		386		Boston Properties Inc	13,367		1,342
Newfield Exploration Co (a)	11,902		293		Equity Residential	29,307		1,520
Noble Corp plc	22,157		830		General Growth Properties Inc	47,006		943
Noble Energy Inc	31,414		2,140		HCP Inc	39,895		1,449
Occidental Petroleum Corp	70,480		6,703		Health Care REIT Inc	25,241		1,352
Phillips 66	52,422		4,043		Host Hotels & Resorts Inc	66,127		1,286
Pioneer Natural Resources Co	12,470		2,295		Kimco Realty Corp	35,822		707
QEP Resources Inc	15,676		480		Macerich Co/The	12,288		724
Range Resources Corp	14,289		1,205		Plum Creek Timber Co Inc	15,469		719
Rowan Cos PLC (a)	10,863		384		Prologis Inc	43,607		1,611
Southwestern Energy Co (a)	30,664		1,206		Public Storage	12,638		1,902
Tesoro Corp	11,615		679		Simon Property Group Inc	27,134		4,129
Transocean Ltd	29,637		1,465		Ventas Inc	25,714		1,473
Valero Energy Corp	47,178		2,378		Vornado Realty Trust	15,210		1,350
WPX Energy Inc (a)	17,558		358		Weyerhaeuser Co	50,955		1,609
			$118,898					$26,459

Oil & Gas Services - 1.45%					Retail - 6.07%
Baker Hughes Inc	38,755		2,142		AutoNation Inc (a)	5,645		280
Cameron International Corp (a)	20,799		1,238		AutoZone Inc (a)	2,976		1,422
FMC Technologies Inc (a)	20,687		1,080		Bed Bath & Beyond Inc (a)	18,777		1,508
Halliburton Co	74,167		3,764		Best Buy Co Inc	23,901		953
National Oilwell Varco Inc	37,432		2,977		CarMax Inc (a)	19,529		918
Schlumberger Ltd	115,151		10,376		Chipotle Mexican Grill Inc (a)	2,706		1,442
			$21,577		Coach Inc	24,523		1,376
					Costco Wholesale Corp	38,203		4,547
Packaging & Containers - 0.14%					CVS Caremark Corp	104,073		7,449
Ball Corp	12,646		653		Darden Restaurants Inc	11,417		621
Bemis Co Inc	9,001		369		Dollar General Corp (a)	25,762		1,554
Owens-Illinois Inc (a)	14,427		516		Dollar Tree Inc (a)	18,195		1,027
Sealed Air Corp	17,153		584		Family Dollar Stores Inc	8,454		549
			$2,122		GameStop Corp	10,221		503
					Gap Inc/The	23,162		905
					Home Depot Inc/The	123,132		10,139

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)					Telecommunications (continued)
Kohl's Corp	17,600		$999		Juniper Networks Inc (a)	44,156		$997
L Brands Inc	21,320		1,319		Motorola Solutions Inc	20,133		1,359
Lowe's Cos Inc	91,445		4,531		Verizon Communications Inc	250,224		12,296
Macy's Inc	32,219		1,720		Windstream Holdings Inc	52,119		416
McDonald's Corp	87,003		8,442					$48,863
Nordstrom Inc	12,511		773
O'Reilly Automotive Inc (a)	9,384		1,208		Textiles - 0.05%
					Mohawk Industries Inc (a)	5,334		794
PetSmart Inc	9,070		660
PVH Corp	7,133		970
Ross Stores Inc	18,946		1,420		Toys, Games & Hobbies - 0.13%
Staples Inc	57,752		918		Hasbro Inc	10,097		555
Starbucks Corp	65,893		5,165		Mattel Inc	29,592		1,408
Target Corp	55,268		3,497					$1,963
Tiffany & Co	9,629		893
TJX Cos Inc	62,185		3,963		Transportation - 1.69%
Urban Outfitters Inc (a)	9,536		354		CH Robinson Worldwide Inc	13,259		774
Walgreen Co	76,146		4,374		CSX Corp	88,633		2,550
Wal-Mart Stores Inc	141,464		11,132		Expeditors International of Washington Inc	17,975		795
Yum! Brands Inc	38,939		2,944		FedEx Corp	26,025		3,742
			$90,475		Kansas City Southern	9,636		1,193
					Norfolk Southern Corp	27,010		2,507
Savings & Loans - 0.05%					Ryder System Inc	4,599		339
Hudson City Bancorp Inc	41,583		392		Union Pacific Corp	40,271		6,766
People's United Financial Inc	27,788		420		United Parcel Service Inc	62,503		6,568
			$812					$25,234
Semiconductors - 2.70%					TOTAL COMMON STOCKS			$1,455,582
Altera Corp	28,079		913			Maturity
Analog Devices Inc	27,197		1,385		REPURCHASE AGREEMENTS - 1.27% Amount (000's)		Value	(000	's)
Applied Materials Inc	105,291		1,863		Banks- 1.27%
Broadcom Corp	47,181		1,399		Investment in Joint Trading Account; Barclays $	5,251		$5,251
First Solar Inc (a)	6,173		337		Bank PLC Repurchase Agreement; 0.01%
Intel Corp	434,651		11,284		dated 12/31/2013 maturing 01/02/2014
KLA-Tencor Corp	14,571		939		(collateralized by US Government
Lam Research Corp (a)	14,199		773		Securities; $5,356,288; 0.63% - 0.75%;
Linear Technology Corp	20,475		933		dated 05/31/17 - 02/28/18)
LSI Corp	47,648		525		Investment in Joint Trading Account; Credit	5,251		5,251
Microchip Technology Inc	17,345		776		Suisse Repurchase Agreement; 0.01%
Micron Technology Inc (a)	91,971		2,001		dated 12/31/2013 maturing 01/02/2014
NVIDIA Corp	50,591		811		(collateralized by US Government
Qualcomm Inc	147,720		10,968		Securities; $5,356,288; 0.00% - 11.25%;
Texas Instruments Inc	95,706		4,203		dated 02/15/15 - 08/15/40)
Xilinx Inc	23,461		1,077		Investment in Joint Trading Account; Deutsche	2,401		2,401
			$40,187		Bank Repurchase Agreement; 0.02% dated
Software - 3.67%					12/31/2013 maturing 01/02/2014
Adobe Systems Inc (a)	40,649		2,434		(collateralized by US Government
Akamai Technologies Inc (a)	15,649		738		Securities; $2,448,587; 0.00% - 5.27%;
Autodesk Inc (a)	19,726		993		dated 10/13/15 - 10/11/33)
CA Inc	28,410		956		Investment in Joint Trading Account; Merrill	6,002		6,002
Cerner Corp (a)	25,812		1,439		Lynch Repurchase Agreement; 0.01%
Citrix Systems Inc (a)	16,298		1,031		dated 12/31/2013 maturing 01/02/2014
Dun & Bradstreet Corp/The	3,337		410		(collateralized by US Government
Electronic Arts Inc (a)	27,029		620		Securities; $6,121,474; 0.00% - 7.13%;
Fidelity National Information Services Inc	25,456		1,366		dated 01/02/14 - 09/15/39)
Fiserv Inc (a)	22,553		1,332					$18,905
Intuit Inc	24,907		1,901		TOTAL REPURCHASE AGREEMENTS			$18,905
Microsoft Corp	664,231		24,862		Total Investments			$1,474,487
Oracle Corp	306,839		11,740		Other Assets in Excess of Liabilities, Net - 1.06%			$15,865
Paychex Inc	28,419		1,294		TOTAL NET ASSETS - 100.00%			$1,490,352
Red Hat Inc (a)	16,569		928
Salesforce.com Inc (a)	48,507		2,677
			$54,721		(a) Non-Income Producing Security
					(b) Security or a portion of the security was pledged to cover margin
Telecommunications - 3.28%					requirements for futures contracts. At the end of the period, the value of
AT&T Inc	460,620		16,195		these securities totaled $3,849 or 0.26% of net assets.
CenturyLink Inc	51,683		1,646
Cisco Systems Inc	467,494		10,495
Corning Inc	126,540		2,255
Crown Castle International Corp (a)	29,210		2,145
Frontier Communications Corp	87,398		407
Harris Corp	9,345		652

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2013

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .13%
Financial		17 .25%
Technology		12 .06%
Communications		11 .56%
Industrial		10 .65%
Energy		10 .02%
Consumer, Cyclical		9 .33%
Basic Materials		3 .17%
Utilities		2 .75%
Exchange Traded Funds		0 .97%
Diversified		0 .05%
Other Assets in Excess of Liabilities, Net		1 .06%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	392	$35,231		$36,086	$855
Total						$855

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

COMMON STOCKS - 80.09%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.12%			Beverages (continued)
Interpublic Group of Cos Inc/The	141	$3	Brown-Forman Corp	55		$4
Omnicom Group Inc	87	6	Coca-Cola Co/The	1,291		54
		$9	Coca-Cola Enterprises Inc	82		4
			Constellation Brands Inc (a)	57		4
Aerospace & Defense - 1.55%			Dr Pepper Snapple Group Inc	68		3
Boeing Co/The	235	32	Molson Coors Brewing Co	54		3
General Dynamics Corp	114	11	Monster Beverage Corp (a)	46		3
L-3 Communications Holdings Inc	30	3	PepsiCo Inc	521		43
Lockheed Martin Corp	91	13				$122
Northrop Grumman Corp	75	9
Raytheon Co	109	10	Biotechnology - 1.87%
Rockwell Collins Inc	46	3	Alexion Pharmaceuticals Inc (a)	67		9
United Technologies Corp	287	33	Amgen Inc	256		29
		$114	Biogen Idec Inc (a)	80		22
			Celgene Corp (a)	140		24
Agriculture - 1.29%			Gilead Sciences Inc (a)	521		39
Altria Group Inc	680	26	Regeneron Pharmaceuticals Inc (a)	27		8
Archer-Daniels-Midland Co	224	10	Vertex Pharmaceuticals Inc (a)	79		6
Lorillard Inc	125	6				$137
Philip Morris International Inc	545	48
Reynolds American Inc	107	5	Building Materials - 0.07%
		$95	Masco Corp	121		3
			Vulcan Materials Co	44		2
Airlines - 0.16%						$5
Delta Air Lines Inc	291	8
Southwest Airlines Co	237	4	Chemicals - 1.95%
		$12	Air Products & Chemicals Inc	72		8
Apparel - 0.49%			Airgas Inc	23		3
Michael Kors Holdings Ltd (a)	61	5	CF Industries Holdings Inc	19		4
			Dow Chemical Co/The	412		18
Nike Inc	254	20	Eastman Chemical Co	52		4
Ralph Lauren Corp	20	4	Ecolab Inc	92		10
VF Corp	120	7	EI du Pont de Nemours & Co	315		21
		$36	FMC Corp	45		3
Automobile Manufacturers - 0.60%			International Flavors & Fragrances Inc	28		2
Ford Motor Co	1,341	21	LyondellBasell Industries NV	148		12
General Motors Co	387	16	Monsanto Co	179		21
PACCAR Inc	120	7	Mosaic Co/The	116		6
		$44	PPG Industries Inc	48		9
			Praxair Inc	100		13
Automobile Parts & Equipment - 0.33%			Sherwin-Williams Co/The	29		5
BorgWarner Inc	77	4	Sigma-Aldrich Corp	41		4
Delphi Automotive PLC	95	6				$143
Goodyear Tire & Rubber Co/The	84	2
Johnson Controls Inc	233	12	Coal - 0.07%
		$24	Consol Energy Inc	78		3
			Peabody Energy Corp	92		2
Banks - 5.80%						$5
Bank of America Corp	3,625	56
Bank of New York Mellon Corp/The	390	13	Commercial Services - 1.10%
BB&T Corp	240	9	ADT Corp/The	68		3
Capital One Financial Corp	196	15	Alliance Data Systems Corp (a)	17		5
Citigroup Inc	1,031	54	Automatic Data Processing Inc	164		13
Comerica Inc	62	3	Cintas Corp	34		2
Fifth Third Bancorp	300	6	Equifax Inc	41		3
Goldman Sachs Group Inc/The	143	25	H&R Block Inc	93		3
Huntington Bancshares Inc/OH	282	3	Iron Mountain Inc	58		2
JP Morgan Chase & Co	1,278	75	MasterCard Inc	35		29
KeyCorp	305	4	McGraw Hill Financial Inc	92		7
M&T Bank Corp	44	5	Moody's Corp	64		5
Morgan Stanley	471	15	Quanta Services Inc (a)	73		2
Northern Trust Corp	76	5	Robert Half International Inc	47		2
PNC Financial Services Group Inc/The	181	14	Total System Services Inc	57		2
Regions Financial Corp	468	5	Western Union Co/The	188		3
State Street Corp	149	11				$81
SunTrust Banks Inc	182	7	Computers - 4.48%
US Bancorp/MN	621	25	Accenture PLC - Class A	216		18
Wells Fargo & Co	1,629	74	Apple Inc	306		172
Zions Bancorporation	63	2	Cognizant Technology Solutions Corp (a)	103		10
		$426	Computer Sciences Corp	50		3
Beverages - 1.66%			EMC Corp/MA	699		18
Beam Inc	55	4	Hewlett-Packard Co	653		18

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)			Electric (continued)
International Business Machines Corp	347	$65	Xcel Energy Inc	169		$5
NetApp Inc	116	5				$144
SanDisk Corp	77	5
Seagate Technology PLC	111	6	Electrical Components & Equipment - 0.29%
Teradata Corp (a)	56	3	AMETEK Inc	83		4
Western Digital Corp	72	6	Emerson Electric Co	239		17
		$329				$21

Consumer Products - 0.26%			Electronics - 1.01%
Avery Dennison Corp	33	2	Agilent Technologies Inc	112		6
			Allegion PLC (a)	30		1
Clorox Co/The	44	4
Kimberly-Clark Corp	130	13	Amphenol Corp	54		5
		$19	FLIR Systems Inc	48		1
			Garmin Ltd	42		2
Cosmetics & Personal Care - 1.42%			Honeywell International Inc	267		24
Avon Products Inc	147	3	Jabil Circuit Inc	63		1
Colgate-Palmolive Co	299	19	PerkinElmer Inc	38		2
Estee Lauder Cos Inc/The	87	7	TE Connectivity Ltd	139		8
Procter & Gamble Co/The	924	75	Thermo Fisher Scientific Inc	123		14
		$104	Tyco International Ltd	158		7
			Waters Corp (a)	29		3
Distribution & Wholesale - 0.22%						$74
Fastenal Co	93	5
Fossil Group Inc (a)	17	2	Engineering & Construction - 0.09%
Genuine Parts Co	52	4	Fluor Corp	56		4
WW Grainger Inc	21	5	Jacobs Engineering Group Inc (a)	45		3
		$16				$7

Diversified Financial Services - 2.10%			Entertainment - 0.03%
American Express Co	313	28	International Game Technology	85		2
Ameriprise Financial Inc	66	8

BlackRock Inc	43	14	Environmental Control - 0.18%
Charles Schwab Corp/The	394	10	Republic Services Inc	92		3
CME Group Inc/IL	107	8	Stericycle Inc (a)	29		3
Discover Financial Services	163	9
E*Trade Financial Corp (a)	98	2	Waste Management Inc	148		7
Franklin Resources Inc	137	8				$13
IntercontinentalExchange Group Inc	39	9	Food - 1.32%
Invesco Ltd	151	5	Campbell Soup Co	61		3
Legg Mason Inc	36	2	ConAgra Foods Inc	143		5
NASDAQ OMX Group Inc/The	39	2	General Mills Inc	216		11
SLM Corp	148	4	Hershey Co/The	51		5
T Rowe Price Group Inc	89	7	Hormel Foods Corp	46		2
Visa Inc	173	38	JM Smucker Co/The	36		4
		$154	Kellogg Co	87		5
			Kraft Foods Group Inc	203		11
Electric - 1.96%			Kroger Co/The	177		7
AES Corp/VA	223	3	McCormick & Co Inc/MD	45		3
Ameren Corp	82	3
American Electric Power Co Inc	166	8	Mondelez International Inc	596		21
			Safeway Inc	84		3
CMS Energy Corp	90	2	Sysco Corp	198		7
Consolidated Edison Inc	100	6
Dominion Resources Inc/VA	197	13	Tyson Foods Inc	92		3
DTE Energy Co	60	4	Whole Foods Market Inc	126		7
Duke Energy Corp	240	17				$97
Edison International	111	5	Forest Products & Paper - 0.14%
Entergy Corp	61	4	International Paper Co	151		8
Exelon Corp	291	8	MeadWestvaco Corp	60		2
FirstEnergy Corp	142	5				$10
Integrys Energy Group Inc	27	1
NextEra Energy Inc	146	12	Gas - 0.22%
Northeast Utilities	107	5	AGL Resources Inc	40		2
NRG Energy Inc	110	3	CenterPoint Energy Inc	146		3
Pepco Holdings Inc	85	2	NiSource Inc	106		4
PG&E Corp	153	6	Sempra Energy	77		7
Pinnacle West Capital Corp	37	2				$16
PPL Corp	214	6	Hand & Machine Tools - 0.08%
Public Service Enterprise Group Inc	172	6	Snap-on Inc	20		2
SCANA Corp	48	2	Stanley Black & Decker Inc	53		4
Southern Co/The	300	12				$6
TECO Energy Inc	69	1
Wisconsin Energy Corp	77	3

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products - 1.38%			Internet - 3.61%
Baxter International Inc	184	$13	Amazon.com Inc (a)	126		$50
Becton Dickinson and Co	66	7	eBay Inc (a)	396		22
Boston Scientific Corp (a)	454	5	Expedia Inc	35		2
CareFusion Corp (a)	72	3	F5 Networks Inc (a)	26		2
Covidien PLC	156	11	Facebook Inc (a)	559		31
CR Bard Inc	26	4	Google Inc (a)	95		106
DENTSPLY International Inc	48	2	Netflix Inc (a)	20		7
Edwards Lifesciences Corp (a)	37	2	priceline.com Inc (a)	17		20
Hospira Inc (a)	56	2	Symantec Corp	237		6
Intuitive Surgical Inc (a)	13	5	TripAdvisor Inc (a)	38		3
Life Technologies Corp (a)	59	5	VeriSign Inc (a)	44		3
Medtronic Inc	339	19	Yahoo! Inc (a)	321		13
Patterson Cos Inc	28	1				$265
St Jude Medical Inc	99	6
Stryker Corp	100	8	Iron & Steel - 0.14%
Varian Medical Systems Inc (a)	36	3	Allegheny Technologies Inc	37		1
Zimmer Holdings Inc	58	5	Cliffs Natural Resources Inc	52		1
		$101	Nucor Corp	108		6
			United States Steel Corp	49		2
Healthcare - Services - 0.93%						$10
Aetna Inc	125	9
Cigna Corp	94	8	Leisure Products & Services - 0.15%
DaVita HealthCare Partners Inc (a)	60	4	Carnival Corp	149		6
Humana Inc	53	5	Harley-Davidson Inc	75		5
Laboratory Corp of America Holdings (a)	30	3				$11
Quest Diagnostics Inc	49	3	Lodging - 0.23%
Tenet Healthcare Corp (a)	34	1	Marriott International Inc/DE	76		4
UnitedHealth Group Inc	342	26	Starwood Hotels & Resorts Worldwide Inc	65		5
WellPoint Inc	100	9	Wyndham Worldwide Corp	44		3
		$68	Wynn Resorts Ltd	27		5
Holding Companies - Diversified - 0.04%						$17
Leucadia National Corp	107	3	Machinery - Construction & Mining - 0.30%
			Caterpillar Inc	216		20
Home Builders - 0.09%			Joy Global Inc	36		2
DR Horton Inc (a)	97	2				$22
Lennar Corp	57	2	Machinery - Diversified - 0.49%
Pulte Group Inc	117	3	Cummins Inc	59		8
		$7	Deere & Co	130		12
Home Furnishings - 0.08%			Flowserve Corp	47		4
Harman International Industries Inc	23	2	Rockwell Automation Inc	47		5
Whirlpool Corp	27	4	Roper Industries Inc	34		5
		$6	Xylem Inc/NY	63		2
						$36
Housewares - 0.04%
Newell Rubbermaid Inc	98	3	Media - 2.77%
			Cablevision Systems Corp	73		1
			CBS Corp	190		12
Insurance - 3.23%			Comcast Corp - Class A	886		46
ACE Ltd	116	12	DIRECTV (a)	166		12
Aflac Inc	158	11	Discovery Communications Inc - A Shares (a)	77		7
Allstate Corp/The	155	8	Gannett Co Inc	77		2
American International Group Inc	500	25	Graham Holdings Co (a)	1		1
Aon PLC	102	9	News Corp (a)	169		3
Assurant Inc	25	2	Nielsen Holdings NV	86		4
Berkshire Hathaway Inc - Class B (a)	612	73	Scripps Networks Interactive Inc	37		3
Chubb Corp/The	86	8	Time Warner Cable Inc	96		13
Cincinnati Financial Corp	50	3	Time Warner Inc	307		21
Genworth Financial Inc (a)	168	3	Twenty-First Century Fox Inc - A Shares	667		24
Hartford Financial Services Group Inc	152	5	Viacom Inc	138		12
Lincoln National Corp	89	5	Walt Disney Co/The	555		42
Loews Corp	104	5				$203
Marsh & McLennan Cos Inc	187	9
MetLife Inc	381	21	Metal Fabrication & Hardware - 0.18%
Progressive Corp/The	188	5	Precision Castparts Corp	49		13
Prudential Financial Inc	157	14
Torchmark Corp	31	2	Mining - 0.29%
Travelers Cos Inc/The	124	11	Alcoa Inc	364		4
Unum Group	89	3	Freeport-McMoRan Copper & Gold Inc	353		13
XL Group PLC	96	3	Newmont Mining Corp	169		4
		$237				$21

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 2.70%			Pharmaceuticals - 5.40%
3M Co	217	$30	Abbott Laboratories	526		$20
Danaher Corp	204	16	AbbVie Inc	541		29
Dover Corp	58	6	Actavis PLC (a)	59		10
Eaton Corp PLC	161	12	Allergan Inc/United States	101		11
General Electric Co (b)	3,439	96	AmerisourceBergen Corp	78		5
Illinois Tool Works Inc	139	12	Bristol-Myers Squibb Co	560		30
Ingersoll-Rand PLC	91	6	Cardinal Health Inc	116		8
Leggett & Platt Inc	48	1	Eli Lilly & Co	337		17
Pall Corp	38	3	Express Scripts Holding Co (a)	274		19
Parker Hannifin Corp	51	7	Forest Laboratories Inc (a)	81		5
Pentair Ltd	68	5	Johnson & Johnson	959		88
Textron Inc	96	4	McKesson Corp	78		13
		$198	Mead Johnson Nutrition Co	69		6
			Merck & Co Inc	993		50
Office & Business Equipment - 0.08%			Mylan Inc/PA (a)	130		6
Pitney Bowes Inc	69	1	Perrigo Co PLC	45		7
Xerox Corp	393	5	Pfizer Inc	2,203		67
		$6	Zoetis Inc	170		5
Oil & Gas - 6.29%						$396
Anadarko Petroleum Corp	171	14	Pipelines - 0.41%
Apache Corp	136	12	Kinder Morgan Inc/DE	229		8
Cabot Oil & Gas Corp	143	6	ONEOK Inc	70		5
Chesapeake Energy Corp	172	5	Spectra Energy Corp	228		8
Chevron Corp	654	82	Williams Cos Inc/The	232		9
ConocoPhillips	416	29				$30
Denbury Resources Inc (a)	125	2
Devon Energy Corp	130	8	Publicly Traded Investment Fund - 3.79%
Diamond Offshore Drilling Inc	24	1	iShares Core S&P 500 ETF	1,498		278
Ensco PLC	79	4
EOG Resources Inc	93	16	Real Estate - 0.03%
EQT Corp	51	5	CBRE Group Inc (a)	95		2
Exxon Mobil Corp (b)	1,485	150
Helmerich & Payne Inc	36	3
Hess Corp	97	8	REITS - 1.40%
Marathon Oil Corp	237	8	American Tower Corp	134		11
Marathon Petroleum Corp	102	9	Apartment Investment & Management Co	50		1
Murphy Oil Corp	60	4	AvalonBay Communities Inc	41		5
Nabors Industries Ltd	88	1	Boston Properties Inc	52		5
Newfield Exploration Co (a)	46	1	Equity Residential	114		6
Noble Corp plc	86	3	General Growth Properties Inc	183		4
Noble Energy Inc	122	8	HCP Inc	155		6
Occidental Petroleum Corp	274	26	Health Care REIT Inc	98		5
Phillips 66	204	16	Host Hotels & Resorts Inc	257		5
Pioneer Natural Resources Co	48	9	Kimco Realty Corp	139		3
QEP Resources Inc	61	2	Macerich Co/The	48		3
Range Resources Corp	56	5	Plum Creek Timber Co Inc	60		3
Rowan Cos PLC (a)	42	1	Prologis Inc	170		6
Southwestern Energy Co (a)	119	5	Public Storage	49		7
Tesoro Corp	45	3	Simon Property Group Inc	105		16
Transocean Ltd	115	6	Ventas Inc	100		6
Valero Energy Corp	183	9	Vornado Realty Trust	59		5
WPX Energy Inc (a)	68	1	Weyerhaeuser Co	198		6
		$462				$103

Oil & Gas Services - 1.14%			Retail - 4.80%
Baker Hughes Inc	151	8	AutoNation Inc (a)	22		1
Cameron International Corp (a)	81	5	AutoZone Inc (a)	12		6
FMC Technologies Inc (a)	80	4	Bed Bath & Beyond Inc (a)	73		6
Halliburton Co	288	15	Best Buy Co Inc	93		4
National Oilwell Varco Inc	145	12	CarMax Inc (a)	76		4
Schlumberger Ltd	448	40	Chipotle Mexican Grill Inc (a)	11		6
		$84	Coach Inc	95		5
			Costco Wholesale Corp	148		18
Packaging & Containers - 0.11%			CVS Caremark Corp	405		29
Ball Corp	49	3	Darden Restaurants Inc	44		2
Bemis Co Inc	35	1	Dollar General Corp (a)	100		6
Owens-Illinois Inc (a)	56	2	Dollar Tree Inc (a)	71		4
Sealed Air Corp	67	2	Family Dollar Stores Inc	33		2
		$8	GameStop Corp	40		2
			Gap Inc/The	90		3
			Home Depot Inc/The	479		39

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)			Telecommunications (continued)
Kohl's Corp	68	$4	Juniper Networks Inc (a)	172	$4
L Brands Inc	83	5	Motorola Solutions Inc	78	5
Lowe's Cos Inc	355	18	Verizon Communications Inc	973	48
Macy's Inc	125	7	Windstream Holdings Inc	203	2
McDonald's Corp	338	33			$190
Nordstrom Inc	49	3
O'Reilly Automotive Inc (a)	36	5	Textiles - 0.04%
			Mohawk Industries Inc (a)	21	3
PetSmart Inc	35	3
PVH Corp	28	4
Ross Stores Inc	74	5	Toys, Games & Hobbies - 0.11%
Staples Inc	224	4	Hasbro Inc	39	2
Starbucks Corp	256	20	Mattel Inc	115	6
Target Corp	215	14			$8
Tiffany & Co	37	3
TJX Cos Inc	242	15	Transportation - 1.33%
Urban Outfitters Inc (a)	37	1	CH Robinson Worldwide Inc	52	3
Walgreen Co	296	17	CSX Corp	345	10
Wal-Mart Stores Inc	550	43	Expeditors International of Washington Inc	70	3
Yum! Brands Inc	151	11	FedEx Corp	101	14
		$352	Kansas City Southern	37	5
			Norfolk Southern Corp	105	10
Savings & Loans - 0.04%			Ryder System Inc	18	1
Hudson City Bancorp Inc	162	1	Union Pacific Corp	157	26
People's United Financial Inc	108	2	United Parcel Service Inc	243	26
		$3			$98
Semiconductors - 2.12%			TOTAL COMMON STOCKS		$5,878
Altera Corp	109	4	U.S. GOVERNMENT & GOVERNMENT	Principal
Analog Devices Inc	106	5	AGENCY OBLIGATIONS - 2.72%	Amount (000's)	Value (000's)
Applied Materials Inc	409	7	U.S. Treasury Bill - 2.72%
Broadcom Corp	183	5	0.07%, 05/01/2014(c),(d)	$200	$200
First Solar Inc (a)	24	1
Intel Corp	1,689	44	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
KLA-Tencor Corp	57	4	OBLIGATIONS		$200
Lam Research Corp (a)	55	3
			TOTAL PURCHASED OPTIONS - 0.18%		$13
Linear Technology Corp	80	4	Total Investments		$6,091
LSI Corp	185	2	Other Assets in Excess of Liabilities, Net - 17.01%		$1,248
Microchip Technology Inc	67	3	TOTAL NET ASSETS - 100.00%		$7,339
Micron Technology Inc (a)	357	8
NVIDIA Corp	197	3
Qualcomm Inc	574	43	(a) Non-Income Producing Security
Texas Instruments Inc	372	16	(b)	Security or a portion of the security was pledged to cover margin
Xilinx Inc	91	4	requirements for futures contracts. At the end of the period, the value of
		$156	these securities totaled $54 or 0.75% of net assets.
Software - 2.90%			(c)	Rate shown is the discount rate of the original purchase.
Adobe Systems Inc (a)	158	9	(d)	Security or a portion of the security was pledged to cover margin
Akamai Technologies Inc (a)	61	3	requirements for options contracts. At the end of the period, the value of
Autodesk Inc (a)	77	4	these securities totaled $200 or 2.72% of net assets.
CA Inc	110	4
Cerner Corp (a)	100	6
Citrix Systems Inc (a)	63	4	Portfolio Summary (unaudited)
Dun & Bradstreet Corp/The	13	2	Sector		Percent
Electronic Arts Inc (a)	105	2	Consumer, Non-cyclical		16 .65%
Fidelity National Information Services Inc	99	5	Financial		12 .60%
Fiserv Inc (a)	88	5	Technology		9.53%
Intuit Inc	97	7	Communications		9.10%
Microsoft Corp (b)	2,582	97	Industrial		8 .43%
Oracle Corp	1,193	46	Energy		7 .91%
Paychex Inc	110	5	Consumer, Cyclical		7 .36%
Red Hat Inc (a)	64	4	Exchange Traded Funds		3 .79%
Salesforce.com Inc (a)	189	10	Government		2 .72%
		$213	Basic Materials		2 .51%
Telecommunications - 2.59%			Utilities		2 .17%
AT&T Inc	1,790	63	Purchased Options		0.18%
CenturyLink Inc	201	6	Diversified		0 .04%
Cisco Systems Inc	1,817	41	Other Assets in Excess of Liabilities, Net		17 .01%
Corning Inc	492	9	TOTAL NET ASSETS		100.00%
Crown Castle International Corp (a)	114	8
Frontier Communications Corp	340	2
Harris Corp	36	2

See accompanying notes.			234

		Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value		Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014		Long	9	$817	$828	$11
Total						$11

Amounts in thousands except contracts

Options

				Upfront Premiums		Unrealized
Purchased Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,840 .00	01/21/2014	3	$3	$6	$3
Put - S&P 500 Index	$1,820 .00	01/21/2014	3	3	3	—
Put - S&P 500 Index	$1,800.00	01/21/2014	6	9	4	(5)
Total				$15	$13	$(2)

				Upfront Premiums		Unrealized
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	$1,870 .00	01/21/2014	3	$(1)	$(2)	$(1)
Put - S&P 500 Index	$1,760.00	01/21/2014	9	(6)	(3)	3
Total				$(7)	$(5)	$2

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
LargeCap Value Account
December 31, 2013

COMMON STOCKS - 100.11%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 4.60%					Gas (continued)
Alliant Techsystems Inc	21,946		$2,670		NiSource Inc	51,806		$1,703
Boeing Co/The	19,187		2,619		Vectren Corp	30,443		1,081
Raytheon Co	26,713		2,423					$5,246

			$7,712		Healthcare - Services - 3.83%
Automobile Manufacturers - 1.80%					Aetna Inc	51,333		3,521
Ford Motor Co	91,096		1,406		HCA Holdings Inc (a)	60,822		2,902
Oshkosh Corp	32,107		1,617					$6,423

			$3,023		Insurance - 9.20%
Automobile Parts & Equipment - 0.80%					Allstate Corp/The	73,465		4,007
WABCO Holdings Inc (a)	14,349		1,340		Everest Re Group Ltd	12,921		2,015
					Hartford Financial Services Group Inc	53,543		1,940

Banks - 16.51%					Lincoln National Corp	28,721		1,482
					Protective Life Corp	38,063		1,928
Fifth Third Bancorp	159,566		3,356		Prudential Financial Inc	27,475		2,534
Goldman Sachs Group Inc/The	28,540		5,059		StanCorp Financial Group Inc	22,938		1,520
Huntington Bancshares Inc/OH	158,626		1,531
JP Morgan Chase & Co	106,815		6,247					$15,426
KeyCorp	201,212		2,700		Internet - 1.32%
Regions Financial Corp	233,311		2,307		Symantec Corp	93,947		2,215
Wells Fargo & Co	142,973		6,491

			$27,691		Lodging - 0.91%
Biotechnology - 1.59%					MGM Resorts International (a)	64,593		1,519
Gilead Sciences Inc (a)	21,980		1,652
United Therapeutics Corp (a)	8,951		1,012
					Media - 1.94%
			$2,664		Comcast Corp - Class A	62,581		3,252
Chemicals - 0.96%
LyondellBasell Industries NV	20,038		1,609		Miscellaneous Manufacturing - 0.78%
					General Electric Co	46,486		1,303
Commercial Services - 2.66%
Manpowergroup Inc	29,883		2,566		Oil & Gas - 12.70%
Quanta Services Inc (a)	36,676		1,158
					Chevron Corp	19,114		2,387
Service Corp International/US	40,401		732		Cimarex Energy Co	12,800		1,343
			$4,456		ConocoPhillips	68,054		4,808
Computers - 3.93%					EOG Resources Inc	13,373		2,244
Apple Inc	4,137		2,321		Exxon Mobil Corp	49,018		4,961
SanDisk Corp	22,915		1,616		Marathon Petroleum Corp	29,295		2,687
Western Digital Corp	31,651		2,656		Valero Energy Corp	56,998		2,873
			$6,593					$21,303

Consumer Products - 2.41%					Packaging & Containers - 0.77%
Avery Dennison Corp	38,469		1,931		Packaging Corp of America	20,546		1,300
Kimberly-Clark Corp	20,245		2,115
			$4,046		Pharmaceuticals - 8.83%
Cosmetics & Personal Care - 0.28%					AbbVie Inc	60,848		3,213
Procter & Gamble Co/The	5,877		478		Cardinal Health Inc	53,888		3,600
					Johnson & Johnson	31,327		2,869
					Mylan Inc/PA (a)	26,396		1,146
Diversified Financial Services - 3.43%					Omnicare Inc	28,872		1,743
Discover Financial Services	64,258		3,595		Pfizer Inc	73,182		2,242
Waddell & Reed Financial Inc	33,104		2,156					$14,813
			$5,751
					REITS - 1.61%
Electric - 2.88%					Extra Space Storage Inc	46,062		1,941
DTE Energy Co	33,065		2,195		Public Storage	5,056		761
Great Plains Energy Inc	34,484		836					$2,702
Public Service Enterprise Group Inc	56,163		1,799
			$4,830		Retail - 4.54%
					Best Buy Co Inc	52,038		2,075
Electrical Components & Equipment - 0.74%					GameStop Corp	21,896		1,079
Energizer Holdings Inc	11,457		1,240		Rite Aid Corp (a)	165,814		839
					Wal-Mart Stores Inc (b)	31,865		2,507
Food - 1.44%					Wendy's Co/The	126,919		1,107
Kroger Co/The	61,061		2,414					$7,607
					Semiconductors - 0.81%
Gas - 3.13%					Marvell Technology Group Ltd	94,363		1,357
AGL Resources Inc	22,382		1,057
Atmos Energy Corp	30,926		1,405

See accompanying notes.

Schedule of Investments
LargeCap Value Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)

Software - 1.46%
CA Inc	46,660	$1,570
Electronic Arts Inc (a)	38,052	873
		$2,443

Telecommunications - 2.07%
AT&T Inc	61,092	2,148
Cisco Systems Inc	58,846	1,321
		$3,469

Textiles - 0.63%
Mohawk Industries Inc (a)	7,092	1,056

Transportation - 1.55%
Norfolk Southern Corp	28,004	2,600

TOTAL COMMON STOCKS		$167,881
	Maturity
REPURCHASE AGREEMENTS - 0.02% Amount (000's)		Value (000's)

Banks - 0.02%
Investment in Joint Trading Account; Barclays $	12	$12
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $12,354; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)(a)
Investment in Joint Trading Account; Credit	12	12
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $12,354; 0.00% - 11.25%; dated
02/15/15 - 08/15/40)(a)
Investment in Joint Trading Account; Deutsche	5	5
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $5,444; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)(a)
Investment in Joint Trading Account; Merrill	14	14
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $14,119; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)(a)
		$43
TOTAL REPURCHASE AGREEMENTS		$43
Total Investments		$167,924
Liabilities in Excess of Other Assets, Net - (0.13)%		$(222)
TOTAL NET ASSETS - 100.00%		$167,702

(a) Non-Income Producing Security
(b)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $716 or 0.43% of net assets.

Portfolio Summary (unaudited)

Sector		Percent
Financial		30 .77%
Consumer, Non-cyclical		21 .04%
Energy		12 .70%
Consumer, Cyclical		8 .68%
Industrial		8 .44%
Technology		6.20%
Utilities		6 .01%
Communications		5 .33%
Basic Materials		0 .96%
Liabilities in Excess of Other Assets, Net		(0 .13)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
MidCap Account
December 31, 2013

COMMON STOCKS - 99.89%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.39%					Healthcare - Services - 1.54%
Lamar Advertising Co (a)	176,702		$9,233		Laboratory Corp of America Holdings (a)	112,234		$10,255

Aerospace & Defense - 0.43%					Holding Companies - Diversified - 1.54%
Rockwell Collins Inc	38,890		2,875		Leucadia National Corp	361,652		10,249

Banks - 2.59%					Insurance - 12.87%
BankUnited Inc	44,217		1,456		Alleghany Corp (a)	8,524		3,409
CIT Group Inc	159,703		8,325		Aon PLC	147,742		12,394
M&T Bank Corp	63,790		7,426		Arch Capital Group Ltd (a)	73,140		4,366
			$17,207		Brown & Brown Inc	284,864		8,942
					Fairfax Financial Holdings Ltd	4,750		1,896
Beverages - 1.01%					Fidelity National Financial Inc	201,636		6,543
Beam Inc	98,638		6,713		Loews Corp	316,015		15,244
					Markel Corp (a)	27,769		16,116
Building Materials - 0.88%					Progressive Corp/The	227,091		6,193
Martin Marietta Materials Inc	58,766		5,873		White Mountains Insurance Group Ltd	10,285		6,203
					Willis Group Holdings PLC	95,381		4,274

Chemicals - 2.75%								$85,580
Airgas Inc	71,348		7,980		Internet - 4.98%
Ashland Inc	72,889		7,073		Liberty Interactive Corp (a)	479,869		14,084
Ecolab Inc	30,993		3,232		Liberty Ventures (a)	40,100		4,916
			$18,285		VeriSign Inc (a)	235,726		14,092

Commercial Services - 7.12%								$33,092
ADT Corp/The	189,593		7,673		Lodging - 0.68%
Ascent Capital Group Inc (a)	48,458		4,146		Wynn Resorts Ltd	23,285		4,522
KAR Auction Services Inc	254,829		7,530
Live Nation Entertainment Inc (a)	223,505		4,417
					Media - 7.88%
Macquarie Infrastructure Co LLC	77,880		4,239		Discovery Communications Inc - C Shares (a)	139,087		11,664
McGraw Hill Financial Inc	73,587		5,755		FactSet Research Systems Inc	27,917		3,031
Moody's Corp	133,012		10,437		Liberty Global PLC - A Shares (a)	106,360		9,465
Robert Half International Inc	74,836		3,142		Liberty Global PLC - C Shares (a)	65,365		5,512
			$47,339		Liberty Media Corp (a)	130,145		19,060
Computers - 0.89%					Starz (a)	84,591		2,473
MICROS Systems Inc (a)	102,755		5,895		Tribune Co (a)	15,897		1,230
								$52,435

Distribution & Wholesale - 1.51%					Mining - 0.40%
Fastenal Co	98,655		4,687		Franco-Nevada Corp	65,461		2,668
WW Grainger Inc	20,843		5,324

			$10,011		Miscellaneous Manufacturing - 0.60%
Diversified Financial Services - 2.99%					Colfax Corp (a)	24,000		1,529
Charles Schwab Corp/The	344,184		8,949		Donaldson Co Inc	55,924		2,430
LPL Financial Holdings Inc	133,656		6,286					$3,959

SLM Corp	177,356		4,661		Oil & Gas - 3.12%
			$19,896		Cimarex Energy Co	58,292		6,115
Electric - 1.28%					EOG Resources Inc	43,905		7,369
Brookfield Infrastructure Partners LP	117,482		4,608		Hess Corp	87,259		7,243
Brookfield Renewable Energy Partners LP/CA	17,975		470					$20,727
Calpine Corp (a)	177,783		3,468
					Pharmaceuticals - 2.57%
			$8,546		Mead Johnson Nutrition Co	44,068		3,691
Electronics - 3.30%					Valeant Pharmaceuticals International Inc (a)	114,034		13,388
Gentex Corp/MI	281,430		9,284					$17,079
Sensata Technologies Holding NV (a)	127,923		4,960
Tyco International Ltd	188,171		7,723		Pipelines - 3.43%
					Kinder Morgan Inc/DE	266,362		9,589
			$21,967		Kinder Morgan Inc/DE - Warrants (a)	92,299		375
Gas - 0.39%					Williams Cos Inc/The	333,714		12,871
National Fuel Gas Co	36,699		2,620					$22,835

					Private Equity - 0.66%
Healthcare - Products - 3.24%					Onex Corp	81,751		4,411
Becton Dickinson and Co	64,036		7,075
CR Bard Inc	62,250		8,338
DENTSPLY International Inc	126,118		6,114		Real Estate - 5.56%
					Brookfield Asset Management Inc	519,318		20,165
			$21,527		Brookfield Property Partners LP	31,695		632
					CBRE Group Inc (a)	240,723		6,331
					Forest City Enterprises Inc (a)	326,981		6,245

See accompanying notes.

Schedule of Investments
MidCap Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity

Real Estate (continued)				(continued)	Amount (000's)	Value	(000	's)
Howard Hughes Corp/The (a)	30,047	$3,609		Banks (continued)
		$36,982		Investment in Joint Trading Account; Merrill	$54		$54
				Lynch Repurchase Agreement; 0.01%
REITS- 0.65%				dated 12/31/2013 maturing 01/02/2014
General Growth Properties Inc	216,410	4,343		(collateralized by US Government
				Securities; $55,477; 0.00% - 7.13%; dated
Retail - 12.01%				01/02/14 - 09/15/39)
AutoZone Inc (a)	20,694	9,890					$171
Burger King Worldwide Inc	347,691	7,948		TOTAL REPURCHASE AGREEMENTS			$171
CarMax Inc (a)	135,428	6,368		Total Investments			$664,499
Copart Inc (a)	238,140	8,728		Other Assets in Excess of Liabilities, Net - 0.08%			$499
Dollar General Corp (a)	140,313	8,464		TOTAL NET ASSETS - 100.00%			$664,998
O'Reilly Automotive Inc (a)	158,858	20,446
TJX Cos Inc	283,239	18,051
		$79,895		(a) Non-Income Producing Security

Semiconductors - 1.48%
Microchip Technology Inc	220,721	9,877
				Portfolio Summary (unaudited)
				Sector			Percent
Software - 3.27%				Financial			25 .35%
Fidelity National Information Services Inc	188,913	10,141		Communications			19 .34%
Intuit Inc	118,743	9,063		Consumer, Non-cyclical			15 .48%
MSCI Inc (a)	57,852	2,529
				Consumer, Cyclical			15 .45%
		$21,733		Energy			6 .55%
Telecommunications - 5.09%				Industrial			5 .75%
Crown Castle International Corp (a)	166,383	12,218		Technology			5.64%
EchoStar Corp (a)	112,347	5,586		Basic Materials			3 .15%
Motorola Solutions Inc	173,617	11,719		Utilities			1 .67%
SBA Communications Corp (a)	47,921	4,305		Diversified			1 .54%
		$33,828		Other Assets in Excess of Liabilities, Net			0.08%
				TOTAL NET ASSETS			100.00%
Textiles - 1.25%
Mohawk Industries Inc (a)	55,694	8,293

Transportation - 0.54%
Expeditors International of Washington Inc	80,848	3,578

TOTAL COMMON STOCKS		$664,328
	Maturity
REPURCHASE AGREEMENTS - 0.03% Amount (000's)		Value(000	's)

Banks- 0.03%
Investment in Joint Trading Account; Barclays $	48	$48
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $48,542; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	48	47
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $48,542; 0.00% - 11.25%; dated
02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	22	22
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $22,190; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2013

INVESTMENT COMPANIES - 5.04%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 5.04%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	5,310,000	$5,310		Other Asset Backed Securities (continued)
Portfolio				GE Equipment Midticket LLC Series 2013-1
DWS Money Market Series	3,880,000	3,880		0.23%, 09/22/2014(a)	$1,044		$1,044
STIT - Liquid Assets Portfolio	5,120,000	5,120		GE Equipment Small Ticket LLC Series 2013-
		$14,310		1
TOTAL INVESTMENT COMPANIES		$14,310		0.23%, 08/25/2014(a),(b)	941		941
	Principal			GE Equipment Transportation LLC Series
BONDS- 8.94%	Amount (000's)	Value(000	's)	2013-2
				0.26%, 10/24/2014(a)	1,198		1,198
Automobile Asset Backed Securities - 3.98%				John Deere Owner Trust 2013-B
AmeriCredit Automobile Receivables Trust				0.25%, 09/26/2014(a)	1,169		1,169
2013-5				MMAF Equipment Finance LLC 2013-A
0.25%, 12/05/2014(a)	$1,321	$1,321		0.28%, 09/05/2014(a),(b)	621		620
ARI Fleet Lease Trust 2013-A				Volvo Financial Equipment LLC Series 2013-
0.26%, 04/15/2014(a),(b)	259	259		1
BMW Vehicle Owner Trust 2013-A				0.26%, 04/15/2014(a),(b)	155		155
0.23%, 10/27/2014(a)	740	740
							$6,272
CarMax Auto Owner Trust 2013-3				TOTAL BONDS			$25,385
0.23%, 08/15/2014(a)	511	511
					Principal
Chrysler Capital Auto Receivables Trust 2013-				MUNICIPAL BONDS - 9.07%	Amount (000's)	Value	(000	's)
A
0.29%, 11/17/2014(a),(b)	973	973		California - 0.26%
Enterprise Fleet Financing LLC				California Statewide Communities
0.29%, 08/20/2014(a),(b)	670	670		Development Authority (credit support from
Ford Credit Auto Lease Trust 2013-B				Fannie Mae)
0.26%, 11/15/2014(b)	795	795		0.15%, 01/08/2014(d)	$750		$750
Ford Credit Auto Owner Trust 2013-D
0.24%, 12/15/2014(b)	711	711
Honda Auto Receivables 2013-2 Owner Trust				Colorado - 0.91%
0.24%, 05/16/2014(a)	109	109		City of Colorado Springs CO Utilities System
M&T Bank Auto Receivables Trust 2013- 1				Revenue (credit support from Bank of
0.25%, 09/15/2014 (a),(b)	696	696		America)
				0.17%, 01/08/2014(d)	1,600		1,600
Mercedes-Benz Auto Lease Trust 2013-A
0.27%, 05/15/2014(a)	311	311		Colorado Housing & Finance
Mercedes-Benz Auto Receivables Trust 2013-				Authority (credit support from Federal Home
				Loan Bank)
1				0.10%, 01/08/2014(a),(d)	1,000		1,000
0.22%, 08/15/2014(a)	342	342
Nissan Auto Lease 2013-A							$2,600
0.23%, 06/16/2014(a)	87	87		Illinois - 0.46%
Nissan Auto Receivables 2013-B Owner				City of Chicago IL Midway Airport
Trust				Revenue (credit support from JP Morgan
0.21%, 08/15/2014(a)	253	253		Chase Bank)
Porsche Innovative Lease Owner Trust				0.08%, 01/08/2014(a),(d)	1,000		1,000
0.23%, 11/24/2014(a),(b)	1,241	1,241		Memorial Health System/IL (credit support
Santander Drive Auto Receivables Trust 2013-				from JP Morgan Chase & Co)
5				0.08%, 01/08/2014(d)	300		300
0.26%, 11/17/2014	1,064	1,064					$1,300
Volkswagen Auto Lease Trust 2013-A
0.23%, 08/15/2014(a)	327	327		Indiana - 0.14%
World Omni Auto Receivables Trust 2013-B				Ball State University Foundation Inc (credit
0.24%, 11/17/2014(a)	903	903		support from US Bank)
				0.10%, 01/02/2014(d)	400		400
		$11,313

Banks- 1.34%
JP Morgan Chase Bank NA				Iowa- 0.28%
0.36%, 12/21/2014(a)	2,000	2,000		Iowa Finance Authority (credit support from
Wells Fargo Bank NA				FHLB 100%, Fannie Mae 78.25% and Ginnie
0.35%, 01/22/2015(a)	1,800	1,800		Mae 21.75%)
				0.10%, 01/08/2014(d)	800		800
		$3,800

Diversified Financial Services - 0.70%
MetLife Inc				Minnesota - 0.60%
0.34%, 08/15/2014(a),(c)	2,000	2,000		Minnesota Housing Finance Agency (credit
				support from State Street Bank & Trust)
				0.17%, 01/08/2014(d)	1,700		1,700
Insurance - 0.71%
New York Life Global
0.23%, 07/25/2014(a),(c)	2,000	2,000		New Mexico - 0.45%
				City of Las Cruces NM (credit support from
				Wells Fargo)
Other Asset Backed Securities - 2.21%				0.17%, 01/08/2014(d)	100		100
CIT Equipment Collateral
0.30%, 11/20/2014(b)	1,145	1,145
See accompanying notes.				240

Schedule of Investments
Money Market Account
December 31, 2013

		Principal						Principal
	MUNICIPAL BONDS (continued) Amount (000's)		Value	(000	's)		COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

	New Mexico (continued)						Automobile Manufacturers (continued)
	Village of Los Lunas NM (credit support from						Toyota Motor Credit Corp (continued)
	Wells Fargo)						0.22%, 05/20/2014	$2,300		$2,298
	0.22%, 01/08/2014(d)	$1,200		$1,200			0.26%, 01/14/2014	2,200		2,200
				$1,300						$6,497

	New York - 3.93%					Banks	- 23.47%
	Housing Development Corp/NY (credit						Bank of Nova Scotia/New York
	support from Fannie Mae)						0.17%, 03/31/2014	2,400		2,399
	0.09%, 01/08/2014(d)	2,350		2,350			0.18%, 04/02/2014	2,300		2,299
	Housing Development Corp/NY (credit						Bank of Tokyo-Mitsubishi UFJ Ltd/New York
	support from Freddie Mac)						NY
	0.09%, 01/08/2014(d)	1,420		1,420			0.10%, 01/08/2014	2,000		2,000
	Housing Development Corp/NY (credit						0.17%, 01/17/2014	2,300		2,300
	support from Landesbank Hessen Thueringen)						0.20%, 03/26/2014	2,300		2,299
	0.10%, 01/08/2014(d)	1,900		1,900			Commonwealth Bank of Australia
	New York State Housing Finance						0.15%, 02/21/2014(b),(e)	2,000		2,000
	Agency (credit support from Fannie Mae)						Credit Suisse/New York NY
	0.10%, 01/08/2014(d)	900		900			0.21%, 04/03/2014	2,000		1,999
	0.13%, 01/08/2014(d)	1,560		1,560			0.21%, 04/04/2014	2,000		1,999
	0.25%, 01/08/2014(d)	1,700		1,700			0.21%, 04/23/2014	1,500		1,499
	New York State Housing Finance						DBS Bank Ltd
	Agency (credit support from Freddie Mac)						0.23%, 02/12/2014(b),(e)	2,000		1,999
	0.10%, 01/08/2014(d)	1,300		1,300			Manhattan Asset Funding Co LLC
				$11,130			0.18%, 01/21/2014(b)	2,100		2,100
							0.18%, 01/22/2014(b)	2,000		2,000
	North Carolina - 0.42%						0.18%, 02/20/2014(b)	2,500		2,499
	City of Raleigh NC (credit support from						Mizuho Funding LLC (credit support from
	Wachovia Bank NA)						Mizuho Corp Bank Ltd)
	0.17%, 01/08/2014(d)	840		840			0.21%, 02/24/2014(b),(d)	2,000		1,999
	Rowan County Industrial Facilities & Pollution						0.23%, 01/22/2014(b),(d)	2,000		2,000
	Control Financing Authority (credit support						Nordea Bank AB
	from Wells Fargo)						0.19%, 04/09/2014(b),(e)	1,900		1,899
	0.22%, 01/08/2014(d)	330		330			0.19%, 04/28/2014(b),(e)	2,000		1,999
				$1,170			0.24%, 01/06/2014(b),(e)	2,000		2,000
Ohio	- 0.35%						Oversea-Chinese Banking Corp Ltd
	Ohio Higher Educational Facility						0.18%, 03/18/2014(e)	2,100		2,099
	Commission (credit support from US Bank)						0.19%, 01/07/2014(e)	2,000		2,000
	0.16%, 01/08/2014(d)	1,000		1,000			0.21%, 04/10/2014(e)	2,000		1,999
							Skandinaviska Enskilda Banken AB
							0.12%, 02/05/2014(b),(e)	2,000		2,000
	Pennsylvania - 0.30%						0.20%, 04/01/2014(b),(e)	1,200		1,199
	Luzerne County Industrial Development						Societe Generale North America Inc (credit
	Authority (credit support from Wells Fargo)						support from Societe Generale)
	0.22%, 01/08/2014(d)	865		865			0.20%, 01/31/2014(d)	2,000		2,000
							Standard Chartered Bank/New York
	Rhode Island - 0.25%						0.16%, 04/11/2014(b)	1,500		1,499
	Rhode Island Student Loan Authority (credit						0.17%, 03/10/2014(b)	2,000		1,999
	support from State Street Bank & Trust)						Sumitomo Mitsui Banking Corp
	0.12%, 01/08/2014(d)	700		700			0.20%, 01/22/2014(b),(e)	2,000		2,000
							0.20%, 03/05/2014(b),(e)	2,000		1,999
							0.21%, 02/04/2014(b),(e)	2,100		2,100
Texas	- 0.56%						Union Bank NA
	South Central Texas Industrial Development						0.18%, 03/07/2014	2,300		2,299
	Corp (credit support from JP Morgan Chase &						0.18%, 03/19/2014	2,000		1,999
	Co)						0.20%, 04/23/2014	2,000		1,999
	0.12%, 01/08/2014(d)	1,600		1,600			Westpac Banking Corp
							0.14%, 03/26/2014(b),(e)	2,200		2,199
	Washington - 0.16%									$66,679
	Washington State Housing Finance						Beverages - 1.66%
	Commission (credit support from Bank of						Anheuser-Busch InBev Worldwide Inc (credit
	America)						support from Anheuser-Busch InBev SA/NV
	0.17%, 01/08/2014(d)	445		445
							Anheuser-Busch Companies, Inc., BrandBrew
							S.A., Cobrew NV/SA)
	TOTAL MUNICIPAL BONDS			$25,760			0.18%, 02/14/2014(b),(d)	920		920
		Principal					0.19%, 02/26/2014(b),(d)	2,300		2,299
	COMMERCIAL PAPER - 70.92% Amount (000's)		Value	(000	's)		Brown-Forman Corp
	Automobile Manufacturers - 2.29%						0.14%, 01/10/2014(b)	1,500		1,500
	Toyota Motor Credit Corp									$4,719
	0.15%, 03/31/2014	$2,000		$1,999

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2013

	Principal						Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)		COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Consumer Products - 1.02%						Diversified Financial Services (continued)
Reckitt Benckiser Treasury Services						Rabobank USA Financial Corp (credit support
PLC (credit support from Reckitt Benckiser						from Rabobank Nederland)
Group)						0.24%, 04/22/2014(d)	$2,000	$1,998
0.19%, 05/21/2014(b),(d)	$1,500		$1,499			Regency Markets No. 1 LLC
0.25%, 01/17/2014(b),(d)	1,400		1,400			0.13%, 01/16/2014(b)	1,000	1,000
			$2,899			0.14%, 01/21/2014(b)	1,700	1,700
						0.14%, 01/27/2014(b)	2,000	2,000
Diversified Financial Services - 29.84%						Sheffield Receivables Corp
Alpine Securitization Corp						0.13%, 01/29/2014(b)	1,000	1,000
0.12%, 01/27/2014(b)	2,000		2,000			0.16%, 02/19/2014(b)	1,500	1,500
0.17%, 01/08/2014(b)	2,000		2,000			0.18%, 03/13/2014(b)	1,500	1,499
0.17%, 03/26/2014(b)	1,500		1,499			0.18%, 03/19/2014(b)	1,000	1,000
AXA Financial Inc (credit support from AXA						0.22%, 01/23/2014(b)	1,500	1,500
SA)						Thunder Bay Funding LLC
0.30%, 01/03/2014(b),(d)	495		495			0.15%, 03/27/2014(b)	2,000	1,999
BNP Paribas Finance Inc (credit support from								$84,779
BNP Paribas)
0.21%, 02/05/2014(d)	2,000		1,999			Electric - 4.19%
0.22%, 02/25/2014(d)	2,000		1,999			GDF Suez
CAFCO LLC						0.19%, 01/09/2014(b)	1,800	1,800
0.15%, 02/10/2014(b)	1,500		1,500			0.19%, 01/31/2014(b)	1,000	1,000
Collateralized Commercial Paper Co LLC						0.20%, 01/30/2014(b)	2,000	2,000
0.16%, 01/23/2014	1,500		1,500			0.20%, 02/06/2014(b)	2,000	1,999
Collateralized Commercial Paper II Co LLC						Oglethorpe Power Corp
0.15%, 02/12/2014(b)	1,300		1,300			0.15%, 01/21/2014(b)	2,000	2,000
0.24%, 03/03/2014(b)	1,500		1,499			0.16%, 01/07/2014(b)	2,000	2,000
0.24%, 03/06/2014(b)	2,000		1,999			Southern Co Funding Corp
CRC Funding LLC						0.16%, 01/09/2014(b)	1,100	1,100
0.14%, 02/07/2014(b)	2,000		2,000					$11,899
0.18%, 03/05/2014(b)	2,000		1,999
Dealer Capital Access Trust Inc					Food	- 0.46%
0.25%, 02/04/2014	2,000		1,999			Sysco Corp
						0.17%, 01/10/2014(b)	1,300	1,300
0.26%, 01/29/2014	2,000		2,000
0.30%, 02/20/2014	2,000		1,999
Fairway Finance LLC						Insurance - 2.01%
0.15%, 01/03/2014(b)	2,000		2,000			Prudential Funding LLC (credit support from
0.15%, 02/12/2014(b)	2,200		2,200			Prudential Financial Inc)
0.19%, 01/13/2014(b)	1,800		1,800			0.06%, 01/02/2014(d)	1,700	1,700
FCAR Owner Trust						Prudential PLC
0.19%, 02/04/2014	2,200		2,200			0.18%, 02/20/2014(b)	2,000	1,999
Gemini Securitization Corp LLC						0.22%, 01/08/2014(b)	2,000	2,000
0.20%, 03/10/2014(b)	2,000		1,999					$5,699
0.21%, 01/06/2014(b)	2,000		2,000
Gotham Funding Corp						Oil & Gas - 1.76%
0.15%, 01/14/2014(b)	2,000		2,000			Exxon Mobil Corp
0.16%, 01/02/2014(b)	1,700		1,700			0.03%, 01/02/2014	5,000	5,000
0.16%, 01/24/2014(b)	1,400		1,400
0.16%, 02/11/2014(b)	1,700		1,700			Pharmaceuticals - 1.76%
ING US Funding LLC (credit support from						Novartis Finance Corp (credit support from
ING Bank)						Novartis AG)
0.17%, 02/11/2014(d)	1,900		1,900			0.04%, 01/02/2014(b),(d)	5,000	5,000
0.19%, 02/18/2014(d)	2,000		1,999
JP Morgan Securities LLC
0.27%, 05/19/2014	1,300		1,299			Retail - 1.76%
Liberty Street Funding LLC						Army & Air Force Exchange Service/The
0.13%, 01/03/2014(b)	4,100		4,100			0.05%, 01/02/2014(b)	5,000	5,000
0.17%, 03/12/2014(b)	2,000		1,999
National Rural Utilities Cooperative Finance						Supranational Bank - 0.70%
Corp						Corp Andina de Fomento
0.07%, 01/02/2014	1,800		1,800			0.25%, 01/06/2014(b)	2,000	2,000
0.08%, 02/10/2014	2,200		2,200
Nieuw Amsterdam Receivables Corp						TOTAL COMMERCIAL PAPER		$201,471
0.13%, 01/02/2014(b)	2,000		2,000
0.13%, 01/02/2014(b)	2,000		2,000				Principal
0.17%, 01/16/2014(b)	2,000		2,000			CERTIFICATE OF DEPOSIT - 2.71%	Amount (000's) Value (000's)
PACCAR Financial Corp (credit support from					Banks	- 2.71%
PACCAR Inc)						Bank of America NA
0.20%, 01/15/2014(d)	1,500		1,500			0.19%, 03/14/2014	2,200	2,200
						0.23%, 01/16/2014	2,100	2,100

See accompanying notes.

Schedule of Investments
Money Market Account
December 31, 2013

	Principal
CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Banks (continued)
Bank of Nova Scotia/Houston
0.35%, 01/09/2015(a),(e)	$1,400		$1,400
Citibank NA
0.17%, 02/19/2014	2,000		2,000
			$7,700
TOTAL CERTIFICATE OF DEPOSIT			$7,700
	Maturity
REPURCHASE AGREEMENTS - 2.81%	Amount (000's)	Value(000	's)

Banks - 2.81%
Deutsche Bank Repurchase Agreement; 0.02% $	8,000		$8,000
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $8,160,000; 0.00% - 5.36%;
dated 07/15/14 - 10/15/20)

TOTAL REPURCHASE AGREEMENTS			$8,000
Total Investments			$282,626
Other Assets in Excess of Liabilities, Net - 0.51%			$1,441
TOTAL NET ASSETS - 100.00%			$284,067

(a)	Variable Rate. Rate shown is in effect at December 31, 2013.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $138,899 or 48.90% of net assets.
(c) Security is Illiquid
(d)		Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector			Percent
Financial			63 .59%
Insured			9 .07%
Asset Backed Securities			6 .19%
Exchange Traded Funds			5 .04%
Consumer, Non-cyclical			4 .90%
Utilities			4 .19%
Consumer, Cyclical			4 .05%
Energy			1 .76%
Government			0 .70%
Other Assets in Excess of Liabilities, Net			0 .51%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS - 98.07%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.40%			Consumer Products - 1.35%
Boeing Co/The	4,219	$576	Kimberly-Clark Corp	1,277		$133
Northrop Grumman Corp	1,560	179	Tupperware Brands Corp	2,344		222
Teledyne Technologies Inc (a)	1,812	166	WD-40 Co	2,184		163
		$921				$518

Airlines - 0.64%			Cosmetics & Personal Care - 0.92%
Alaska Air Group Inc	2,405	177	Procter & Gamble Co/The	4,335		353
Cathay Pacific Airways Ltd ADR	6,783	71

		$248	Distribution & Wholesale - 0.50%
Apparel - 1.51%			Pool Corp	3,330		194
Nike Inc	7,373	580
			Diversified Financial Services - 3.43%
Automobile Manufacturers - 1.02%			Ameriprise Financial Inc	1,411		162
Nissan Motor Co Ltd ADR	2,266	38	Charles Schwab Corp/The	16,636		433
PACCAR Inc	6,011	356	Franklin Resources Inc	9,083		524
		$394	T Rowe Price Group Inc	2,365		198
						$1,317
Automobile Parts & Equipment - 1.32%
Autoliv Inc	1,805	166	Electric - 0.90%
Johnson Controls Inc	6,637	340	Duke Energy Corp	2,025		140
		$506	Edison International	3,328		154
			Xcel Energy Inc	1,947		54
Banks - 7.00%						$348
City National Corp/CA	2,314	183
East West Bancorp Inc	5,036	176	Electronics - 2.07%
Goldman Sachs Group Inc/The	1,043	185	Electro Scientific Industries Inc	595		6
JP Morgan Chase & Co	8,469	495	FEI Co	1,400		125
PNC Financial Services Group Inc/The	1,710	133	FLIR Systems Inc	1,780		54
State Street Corp	2,915	214	Thermo Fisher Scientific Inc	2,179		243
SVB Financial Group (a)	1,925	202	Trimble Navigation Ltd (a)	4,531		157
US Bancorp/MN	9,132	369	Waters Corp (a)	2,098		210
Wells Fargo & Co	16,125	732				$795

		$2,689	Engineering & Construction - 0.78%
Beverages - 1.88%			Granite Construction Inc	2,464		86
AMBEV SA ADR	10,980	81	Jacobs Engineering Group Inc (a)	3,417		215
Brown-Forman Corp	2,078	157				$301

Coca-Cola Co/The	5,903	244	Environmental Control - 0.63%
Coca-Cola HBC AG ADR	1,557	45	Darling International Inc (a)	2,120		44
PepsiCo Inc	2,335	194	Energy Recovery Inc (a)	1,377		8
		$721	Waste Connections Inc	4,408		192
Biotechnology - 1.18%						$244
Gilead Sciences Inc (a)	6,033	453
			Food - 1.94%
			Dairy Farm International Holdings Ltd ADR	3,386		160
Building Materials - 0.54%			General Mills Inc	4,443		222
Apogee Enterprises Inc	4,048	145	Kroger Co/The	6,362		251
Simpson Manufacturing Co Inc	1,681	62	McCormick & Co Inc/MD	1,650		114
		$207				$747

Chemicals - 3.04%			Gas - 1.53%
Axiall Corp	1,976	94	Sempra Energy	6,562		589
EI du Pont de Nemours & Co	4,045	263

FMC Corp	2,707	204	Healthcare - Products - 1.67%
International Flavors & Fragrances Inc	2,501	215	Becton Dickinson and Co	1,951		215
PPG Industries Inc	1,125	213	Edwards Lifesciences Corp (a)	753		49
Sigma-Aldrich Corp	1,927	181	Medtronic Inc	1,772		102
		$1,170	Techne Corp	1,444		137
Commercial Services - 1.47%			Varian Medical Systems Inc (a)	1,777		138
Hertz Global Holdings Inc (a)	10,150	291				$641
Robert Half International Inc	2,480	104
TrueBlue Inc (a)	5,162	133	Healthcare - Services - 1.05%
			DaVita HealthCare Partners Inc (a)	3,109		197
Weight Watchers International Inc	1,119	37	Universal Health Services Inc	2,548		207
		$565				$404
Computers - 4.71%
Apple Inc	1,898	1,065	Insurance - 2.92%
			ACE Ltd	2,371		245
EMC Corp/MA	10,307	259	Fidelity National Financial Inc	5,175		168
International Business Machines Corp	2,233	419
Teradata Corp (a)	1,441	66	HCC Insurance Holdings Inc	6,090		281
		$1,809	MetLife Inc	3,185		172

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)					Pharmaceuticals (continued)
StanCorp Financial Group Inc	887		$59		Johnson & Johnson	3,664		$336
XL Group PLC	6,240		199		McKesson Corp	3,342		539
			$1,124		Teva Pharmaceutical Industries Ltd ADR	2,304		92
					VCA Antech Inc (a)	3,317		104
Internet - 3.24%								$2,434
Amazon.com Inc (a)	948		378
eBay Inc (a)	5,012		275		REITS - 2.63%
Google Inc (a)	527		591		Alexandria Real Estate Equities Inc	2,793		178
			$1,244		Annaly Capital Management Inc	2,445		24
					Essex Property Trust Inc	853		122
Iron & Steel - 1.09%					HCP Inc	5,413		197
Reliance Steel & Aluminum Co	3,199		243		Plum Creek Timber Co Inc	1,746		81
Schnitzer Steel Industries Inc	5,458		178		Sabra Health Care REIT Inc	2,597		68
			$421		Ventas Inc	1,386		79
Leisure Products & Services - 0.59%					Weyerhaeuser Co	8,298		262
Carnival Corp	2,600		104					$1,011
Harley-Davidson Inc	1,789		124		Retail - 5.75%
			$228		Copart Inc (a)	6,581		241
Lodging - 0.11%					Costco Wholesale Corp	5,193		618
Red Lion Hotels Corp (a)	6,862		41		CVS Caremark Corp	3,480		249
					Home Depot Inc/The	2,659		219
					Nordstrom Inc	6,237		386
Machinery - Construction & Mining - 0.23%					Starbucks Corp	6,358		498
Caterpillar Inc	962		87					$2,211

					Savings & Loans - 0.70%
Machinery - Diversified - 0.97%					Washington Federal Inc	11,500		268
AGCO Corp	1,086		64
Deere & Co	3,394		310
			$374		Semiconductors - 3.53%
					Altera Corp	4,068		132
Media - 2.32%					Applied Materials Inc	9,373		166
Viacom Inc	3,614		316		Avago Technologies Ltd	2,683		142
Walt Disney Co/The	7,518		574		Intel Corp	8,709		226
			$890		Lam Research Corp (a)	3,301		180
Metal Fabrication & Hardware - 0.69%					Microchip Technology Inc	5,630		252
Precision Castparts Corp	983		265		Qualcomm Inc	2,854		212
					Supertex Inc (a)	1,882		47
								$1,357
Mining - 0.51%
Freeport-McMoRan Copper & Gold Inc	5,174		195		Software - 5.61%
					Actuate Corp (a)	6,378		49
					Adobe Systems Inc (a)	8,114		486
Miscellaneous Manufacturing - 2.13%					Autodesk Inc (a)	2,770		139
Aptargroup Inc	2,756		187		Informatica Corp (a)	2,372		98
Crane Co	2,553		171		Microsoft Corp	17,468		654
General Electric Co	16,475		462		Omnicell Inc (a)	3,556		91
			$820		Oracle Corp	12,036		461
					Tyler Technologies Inc (a)	1,752		179
Oil & Gas - 8.36%
Apache Corp	4,813		414					$2,157
Chevron Corp	6,432		804		Telecommunications - 3.19%
CNOOC Ltd ADR	60		11		AT&T Inc	10,285		362
Devon Energy Corp	4,079		252		China Mobile Ltd ADR	3,869		202
Energen Corp	2,305		163		Cisco Systems Inc	8,075		181
Exxon Mobil Corp	7,649		774		Corning Inc	9,368		167
HollyFrontier Corp	2,172		108		Polycom Inc (a)	5,714		64
Nabors Industries Ltd	4,588		78		Verizon Communications Inc	5,107		251
Occidental Petroleum Corp	4,955		471					$1,227
Total SA ADR	2,248		138
			$3,213		Toys, Games & Hobbies - 0.88%
					Hasbro Inc	2,337		129
Oil & Gas Services - 0.70%					Mattel Inc	4,396		209
Natural Gas Services Group Inc (a)	4,459		123
Schlumberger Ltd	1,630		147					$338
			$270		Transportation - 1.63%
					Expeditors International of Washington Inc	7,687		340
Pharmaceuticals - 6.33%					Union Pacific Corp	1,708		287
Abbott Laboratories	4,855		186					$627
AbbVie Inc	5,234		277
Actavis PLC (a)	744		125		Trucking & Leasing - 0.30%
Allergan Inc/United States	4,295		477		Greenbrier Cos Inc/The (a)	3,524		116
Bristol-Myers Squibb Co	5,601		298

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Water- 0.18%
California Water Service Group	2,957	$68

TOTAL COMMON STOCKS		$37,700
	Maturity
REPURCHASE AGREEMENTS - 1.04% Amount (000's)		Value(000	's)

Banks- 1.04%
Investment in Joint Trading Account; Barclays $	110	$110
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $112,631; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	111	111
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $112,631; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	51	51
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $51,489; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	126	126
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $128,721; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$398
TOTAL REPURCHASE AGREEMENTS		$398
Total Investments		$38,098
Other Assets in Excess of Liabilities, Net - 0.89%		$341
TOTAL NET ASSETS - 100.00%		$38,439

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector		Percent
Consumer, Non-cyclical		17 .78%
Financial		17 .71%
Technology		13 .85%
Industrial		12 .38%
Consumer, Cyclical		12 .32%
Energy		9 .06%
Communications		8 .75%
Basic Materials		4 .64%
Utilities		2 .62%
Other Assets in Excess of Liabilities, Net		0 .89%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments Principal LifeTime 2010 Account December 31, 2013

INVESTMENT COMPANIES - 98.13%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 80.31%
Bond Market Index Fund (a)	392,461	$4,133
Core Plus Bond Fund I (a)	465,746	5,049
Diversified International Fund (a)	201,221	2,396
Diversified Real Asset Fund (a)	141,127	1,698
Equity Income Fund (a)	93,587	2,267
Global Diversified Income Fund (a)	155,487	2,188
Global Multi-Strategy Fund (a)	120,019	1,302
Global Opportunities Fund (a)	69,797	869
High Yield Fund I (a)	133,559	1,405
Inflation Protection Fund (a)	273,001	2,269
International Emerging Markets Fund (a)	32,104	785
LargeCap Growth Fund I (a)	250,912	3,181
LargeCap S&P 500 Index Fund (a)	175,208	2,269
LargeCap Value Fund (a)	86,562	1,112
LargeCap Value Fund III (a)	136,391	1,961
MidCap Fund (a)	111,846	2,292
Overseas Fund (a)	204,518	2,403
SmallCap Growth Fund I (a)	55,595	789
SmallCap Value Fund II (a)	58,535	801
		$39,169

Principal Variable Contracts Funds, Inc. Class 1 - 17.82%
Bond & Mortgage Securities Account (a)	457,161	5,139
Short-Term Income Account (a)	1,371,785	3,553
		$8,692
TOTAL INVESTMENT COMPANIES		$47,861
Total Investments		$47,861
Other Assets in Excess of Liabilities, Net - 1.87%		$914
TOTAL NET ASSETS - 100.00%		$48,775

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		44 .17%
Domestic Equity Funds		30 .08%
International Equity Funds		13 .24%
Specialty Funds		10 .64%
Other Assets in Excess of Liabilities, Net		1 .87%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	467,312	$5,654	81,549	$933	91,700	$1,048	457,161	$5,533
Bond Market Index Fund	426,757	4,584	56,522	613	90,818	988	392,461	4,207
Core Plus Bond Fund I	472,233	5,058	87,409	972	93,896	1,050	465,746	4,981
Diversified International Fund	156,720	2,271	81,700	891	37,199	408	201,221	2,768
Diversified Real Asset Fund	152,679	1,589	19,083	229	30,635	367	141,127	1,464
Equity Income Fund	100,860	1,909	13,035	287	20,308	445	93,587	1,774
Global Diversified Income Fund	163,743	1,784	24,986	353	33,242	467	155,487	1,672
Global Multi-Strategy Fund	55,646	557	89,992	957	25,619	273	120,019	1,244
Global Opportunities Fund	—	—	79,908	856	10,111	114	69,797	745
High Yield Fund I	135,217	1,333	21,613	230	23,271	247	133,559	1,316
Inflation Protection Fund	292,820	2,356	32,151	282	51,970	458	273,001	2,194
International Emerging Markets Fund	34,328	994	3,000	74	5,224	129	32,104	930
International Equity Index Fund	66,653	604	49	1	66,702	712	—	—
International Fund I	89,864	1,185	66	1	89,930	1,055	—	—
LargeCap Growth Account I	118,959	2,101	10,649	293	129,608	3,611	—	—
LargeCap Growth Fund I	—	—	264,565	3,078	13,653	171	250,912	2,914
LargeCap S&P 500 Index Account	181,029	1,442	15,657	182	196,686	2,306	—	—
LargeCap S&P 500 Index Fund	—	—	185,109	2,150	9,901	122	175,208	2,032
LargeCap Value Account	38,947	1,254	3,006	96	41,953	1,338	—	—
LargeCap Value Fund	—	—	91,158	1,148	4,596	61	86,562	1,089
LargeCap Value Fund I	175,211	2,096	9,809	128	185,020	2,576	—	—
LargeCap Value Fund III	—	—	140,398	1,907	4,007	56	136,391	1,851
MidCap Fund	124,266	1,844	13,261	247	25,681	473	111,846	1,668
Overseas Fund	169,566	1,530	71,758	785	36,806	408	204,518	1,916
Short-Term Income Account	1,480,397	3,743	175,272	457	283,884	739	1,371,785	3,462
SmallCap Growth Fund I	61,305	552	10,043	135	15,753	210	55,595	480
SmallCap Value Fund II	66,563	524	8,537	110	16,565	211	58,535	476

		$44,964		$17,395		$20,043		$44,716

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$184			$(6)			$—
Bond Market Index Fund		97			(2)			—
Core Plus Bond Fund I		123			1			—
Diversified International Fund		46			14			—
Diversified Real Asset Fund		32			13			5
Equity Income Fund		55			23			—
Global Diversified Income Fund		108			2			—
Global Multi-Strategy Fund		8			3			6
Global Opportunities Fund		5			3			—
High Yield Fund I		89			—			19
Inflation Protection Fund		5			14			37
International Emerging Markets Fund		7			(9)			—
International Equity Index Fund		—			107			—
International Fund I		—			(131)			—
LargeCap Growth Account I		11			1,217			87
LargeCap Growth Fund I		17			7			171
LargeCap S&P 500 Index Account		29			682			13
LargeCap S&P 500 Index Fund		37			4			—
LargeCap Value Account		27			(12)			—
LargeCap Value Fund		38			2			68
LargeCap Value Fund I		—			352			—
LargeCap Value Fund III		12			—			—
MidCap Fund		13			50			39
Overseas Fund		63			9			87
Short-Term Income Account		70			1			—
SmallCap Growth Fund I		12			3			66
SmallCap Value Fund II		4			53			48
		$1,092			$2,400			$646
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2020 Account December 31, 2013

INVESTMENT COMPANIES - 100.31%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 91.83%
Bond Market Index Fund (a)	1,589,644	$16,739
Core Plus Bond Fund I (a)	1,748,696	18,956
Diversified International Fund (a)	1,137,573	13,549
Diversified Real Asset Fund (a)	529,388	6,369
Equity Income Fund (a)	305,450	7,398
Global Diversified Income Fund (a)	323,408	4,550
Global Multi-Strategy Fund (a)	482,864	5,239
Global Opportunities Fund (a)	950,234	11,830
Global Real Estate Securities Fund (a)	893,750	7,293
High Yield Fund I (a)	383,189	4,031
Inflation Protection Fund (a)	574,106	4,771
International Emerging Markets Fund (a)	240,078	5,872
LargeCap Growth Fund I (a)	1,697,112	21,519
LargeCap S&P 500 Index Fund (a)	1,242,540	16,091
LargeCap Value Fund (a)	794,526	10,210
LargeCap Value Fund III (a)	1,199,202	17,245
MidCap Fund (a)	175,909	3,604
MidCap Growth Fund III (a)	413,288	5,030
MidCap Value Fund III (a)	254,426	4,852
Overseas Fund (a)	1,207,417	14,187
SmallCap Growth Fund I (a)	352,159	4,997
SmallCap Value Fund II (a)	367,664	5,033
		$209,365

Principal Variable Contracts Funds, Inc. Class 1 - 8.48%
Bond & Mortgage Securities Account (a)	1,720,316	19,337

TOTAL INVESTMENT COMPANIES		$228,702
Total Investments		$228,702
Liabilities in Excess of Other Assets, Net - (0.31)%		$(717)
TOTAL NET ASSETS - 100.00%		$227,985

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		42 .10%
Fixed Income Funds		27 .99%
International Equity Funds		23 .13%
Specialty Funds		7 .09%
Liabilities in Excess of Other Assets, Net		(0 .31)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,681,602	$20,377	239,596	$2,755	200,882	$2,308	1,720,316	$20,823
Bond Market Index Fund	1,339,148	14,294	443,531	4,854	193,035	2,100	1,589,644	17,039
Core Plus Bond Fund I	1,727,987	18,552	226,876	2,539	206,167	2,308	1,748,696	18,778
Diversified International Fund	967,007	14,723	295,117	3,222	124,551	1,374	1,137,573	16,596
Diversified Real Asset Fund	509,715	5,334	82,493	997	62,820	753	529,388	5,580
Equity Income Fund	314,620	5,949	23,798	525	32,968	731	305,450	5,784
Global Diversified Income Fund	294,440	3,999	68,413	979	39,445	557	323,408	4,423
Global Multi-Strategy Fund	227,661	2,278	316,317	3,363	61,114	651	482,864	4,992
Global Opportunities Fund	—	—	1,035,289	11,132	85,055	965	950,234	10,193
Global Real Estate Securities Fund	994,418	7,444	94,554	791	195,222	1,737	893,750	6,668
High Yield Fund I	375,392	3,467	44,310	472	36,513	389	383,189	3,550
Inflation Protection Fund	607,141	5,339	49,912	437	82,947	731	574,106	5,043
International Emerging Markets Fund	253,824	7,102	16,164	398	29,910	732	240,078	6,789
International Equity Index Fund	613,543	5,624	2,159	23	615,702	6,567	—	—
International Fund I	493,096	6,929	1,660	19	494,756	5,803	—	—
LargeCap Growth Account	271,495	3,656	876	15	272,371	4,972	—	—
LargeCap Growth Account I	673,967	11,831	50,553	1,400	724,520	20,236	—	—
LargeCap Growth Fund I	—	—	1,755,399	20,398	58,287	731	1,697,112	19,708
LargeCap S&P 500 Index Account	1,332,881	10,625	74,249	867	1,407,130	16,516	—	—
LargeCap S&P 500 Index Fund	—	—	1,287,130	14,940	44,590	551	1,242,540	14,415
LargeCap Value Account	322,683	8,975	19,113	614	341,796	10,911	—	—
LargeCap Value Fund	—	—	821,556	10,334	27,030	362	794,526	9,989
LargeCap Value Fund I	1,510,556	16,878	48,977	638	1,559,533	21,506	—	—
LargeCap Value Fund III	—	—	1,223,397	16,413	24,195	338	1,199,202	16,081
MidCap Fund	181,327	2,678	13,046	244	18,464	341	175,909	2,614
MidCap Growth Fund III	360,803	3,491	88,920	1,065	36,435	464	413,288	4,117
MidCap Value Fund I	287,271	3,699	1,012	15	288,283	4,593	—	—
MidCap Value Fund III	—	—	278,954	4,467	24,528	428	254,426	4,061
Overseas Fund	978,374	9,007	352,056	3,848	123,013	1,373	1,207,417	11,516
SmallCap Growth Fund I	331,934	3,030	49,808	674	29,583	391	352,159	3,316
SmallCap Value Fund II	359,357	2,834	39,453	512	31,146	390	367,664	3,016

		$198,115		$108,950		$111,809		$215,091

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$675			$(1)			$—
Bond Market Index Fund		390			(9)			—
Core Plus Bond Fund I		459			(5)			—
Diversified International Fund		261			25			—
Diversified Real Asset Fund		119			2			20
Equity Income Fund		177			41			—
Global Diversified Income Fund		214			2			—
Global Multi-Strategy Fund		34			2			22
Global Opportunities Fund		66			26			—
Global Real Estate Securities Fund		343			170			96
High Yield Fund I		252			—			53
Inflation Protection Fund		11			(2)			78
International Emerging Markets Fund		49			21			—
International Equity Index Fund		—			920			—
International Fund I		—			(1,145)			—
LargeCap Growth Account		—			1,301			—
LargeCap Growth Account I		73			7,005			571
LargeCap Growth Fund I		117			41			1,149
LargeCap S&P 500 Index Account		204			5,024			92
LargeCap S&P 500 Index Fund		260			26			—
LargeCap Value Account		239			1,322			—
LargeCap Value Fund		349			17			623
LargeCap Value Fund I		—			3,990			—
LargeCap Value Fund III		107			6			—
MidCap Fund		20			33			62
MidCap Growth Fund III		269			25			575
MidCap Value Fund I		—			879			—
MidCap Value Fund III		86			22			97
Overseas Fund		374			34			513
SmallCap Growth Fund I		72			3			417
SmallCap Value Fund II		23			60			303
		$5,243			$19,835			$4,671
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2030 Account December 31, 2013

INVESTMENT COMPANIES - 100.12%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 94.96%
Bond Market Index Fund (a)	457,712	$4,820
Core Plus Bond Fund I (a)	505,183	5,476
Diversified International Fund (a)	662,501	7,890
Diversified Real Asset Fund (a)	183,614	2,209
Global Multi-Strategy Fund (a)	240,303	2,607
Global Opportunities Fund (a)	432,118	5,380
Global Real Estate Securities Fund (a)	618,586	5,048
High Yield Fund I (a)	211,813	2,228
Inflation Protection Fund (a)	217,132	1,804
International Emerging Markets Fund (a)	135,203	3,307
LargeCap Growth Fund (a)	300,049	3,256
LargeCap Growth Fund I (a)	1,060,834	13,451
LargeCap S&P 500 Index Fund (a)	618,232	8,006
LargeCap Value Fund (a)	452,441	5,814
LargeCap Value Fund III (a)	697,601	10,032
MidCap Growth Fund III (a)	292,517	3,560
MidCap Value Fund III (a)	162,306	3,095
Overseas Fund (a)	684,161	8,039
Preferred Securities Fund (a)	213,262	2,094
SmallCap Growth Fund I (a)	183,275	2,601
SmallCap Value Fund II (a)	189,740	2,598
		$103,315

Principal Variable Contracts Funds, Inc. Class 1 - 5.16%
Bond & Mortgage Securities Account (a)	499,223	5,611

TOTAL INVESTMENT COMPANIES		$108,926
Total Investments		$108,926
Liabilities in Excess of Other Assets, Net - (0.12)%		$(132)
TOTAL NET ASSETS - 100.00%		$108,794

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		48 .17%
International Equity Funds		27 .27%
Fixed Income Funds		20 .25%
Specialty Funds		4 .43%
Liabilities in Excess of Other Assets, Net		(0 .12)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	473,752	$5,387	73,267	$838	47,796	$546	499,223	$5,678
Bond Market Index Fund	455,773	4,895	47,779	517	45,840	498	457,712	4,913
Core Plus Bond Fund I	475,207	5,080	78,870	876	48,894	547	505,183	5,409
Diversified International Fund	507,217	6,381	213,457	2,330	58,173	647	662,501	8,075
Diversified Real Asset Fund	158,286	1,666	42,845	519	17,517	211	183,614	1,974
Global Multi-Strategy Fund	101,281	1,014	162,414	1,727	23,392	250	240,303	2,492
Global Opportunities Fund	—	—	468,186	5,047	36,068	413	432,118	4,644
Global Real Estate Securities Fund	624,403	4,704	78,898	663	84,715	744	618,586	4,654
High Yield Fund I	246,576	2,354	29,383	313	64,146	687	211,813	1,967
Inflation Protection Fund	162,811	1,426	75,642	685	21,321	186	217,132	1,924
International Emerging Markets Fund	137,014	3,048	13,074	324	14,885	365	135,203	3,007
International Equity Index Fund	205,711	2,087	1,732	18	207,443	2,214	—	—
International Fund I	281,979	3,156	1,738	20	283,717	3,328	—	—
LargeCap Growth Account	238,254	2,783	10,269	190	248,523	4,714	—	—
LargeCap Growth Account I	422,541	7,148	35,735	978	458,276	12,784	—	—
LargeCap Growth Fund	—	—	309,827	3,267	9,778	110	300,049	3,160
LargeCap Growth Fund I	—	—	1,097,371	12,762	36,537	458	1,060,834	12,321
LargeCap S&P 500 Index Account	595,642	4,774	44,626	514	640,268	7,526	—	—
LargeCap S&P 500 Index Fund	—	—	641,742	7,455	23,510	292	618,232	7,173
LargeCap Value Account	174,797	4,120	12,526	398	187,323	5,981	—	—
LargeCap Value Fund	—	—	468,102	5,892	15,661	209	452,441	5,688
LargeCap Value Fund I	809,766	8,279	36,702	471	846,468	11,721	—	—
LargeCap Value Fund III	—	—	711,474	9,555	13,873	194	697,601	9,362
MidCap Growth Fund III	204,171	1,707	111,030	1,334	22,684	290	292,517	2,761
MidCap Value Fund I	158,078	1,742	1,327	20	159,405	2,552	—	—
MidCap Value Fund III	—	—	176,955	2,855	14,649	261	162,306	2,607
Overseas Fund	495,879	4,717	245,800	2,681	57,518	646	684,161	6,753
Preferred Securities Fund	199,640	2,030	31,735	327	18,113	188	213,262	2,169
SmallCap Growth Fund I	185,128	1,606	29,411	395	31,264	423	183,275	1,580
SmallCap Value Fund II	198,536	1,586	24,061	309	32,857	423	189,740	1,568

		$81,690		$63,280		$59,408		$99,879

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account		$194			$(1)			$—
Bond Market Index Fund		112			(1)			—
Core Plus Bond Fund I		132			—			—
Diversified International Fund		152			11			—
Diversified Real Asset Fund		41			—			7
Global Multi-Strategy Fund		17			1			11
Global Opportunities Fund		30			10			—
Global Real Estate Securities Fund		235			31			67
High Yield Fund I		143			(13)			29
Inflation Protection Fund		4			(1)			30
International Emerging Markets Fund		28			—			—
International Equity Index Fund		—			109			—
International Fund I		—			152			—
LargeCap Growth Account		42			1,741			—
LargeCap Growth Account I		45			4,658			356
LargeCap Growth Fund		10			3			325
LargeCap Growth Fund I		73			17			720
LargeCap S&P 500 Index Account		101			2,238			46
LargeCap S&P 500 Index Fund		129			10			—
LargeCap Value Account		135			1,463			—
LargeCap Value Fund		199			5			355
LargeCap Value Fund I		—			2,971			—
LargeCap Value Fund III		62			1			—
MidCap Growth Fund III		191			10			408
MidCap Value Fund I		—			790			—
MidCap Value Fund III		55			13			62
Overseas Fund		212			1			291
Preferred Securities Fund		118			—			57
SmallCap Growth Fund I		38			2			216
SmallCap Value Fund II		12			96			156
		$2,510			$14,317			$3,136
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2040 Account December 31, 2013

INVESTMENT COMPANIES - 100.09%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 97.49%
Bond Market Index Fund (a)	79,533	$837
Core Plus Bond Fund I (a)	84,489	916
Diversified International Fund (a)	265,118	3,158
Diversified Real Asset Fund (a)	41,007	493
Global Multi-Strategy Fund (a)	67,966	737
Global Opportunities Fund (a)	164,396	2,047
Global Real Estate Securities Fund (a)	204,455	1,668
High Yield Fund I (a)	71,002	747
International Emerging Markets Fund (a)	51,962	1,271
LargeCap Growth Fund (a)	136,735	1,484
LargeCap Growth Fund I (a)	405,144	5,137
LargeCap S&P 500 Index Fund (a)	230,592	2,986
LargeCap Value Fund (a)	189,234	2,432
LargeCap Value Fund III (a)	267,907	3,853
MidCap Growth Fund III (a)	100,452	1,222
MidCap Value Fund III (a)	67,655	1,290
Overseas Fund (a)	279,852	3,288
Preferred Securities Fund (a)	55,408	544
SmallCap Growth Fund I (a)	69,321	984
SmallCap Value Fund II (a)	66,529	911
		$36,005

Principal Variable Contracts Funds, Inc. Class 1 - 2.60%
Bond & Mortgage Securities Account (a)	85,549	962

TOTAL INVESTMENT COMPANIES		$36,967
Total Investments		$36,967
Liabilities in Excess of Other Assets, Net - (0.09)%		$(33)
TOTAL NET ASSETS - 100.00%		$36,934

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .96%
International Equity Funds		30 .95%
Fixed Income Funds		10 .84%
Specialty Funds		3 .34%
Liabilities in Excess of Other Assets, Net		(0 .09)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2013

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2012	2012		Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	67,966	$808		29,132	$335	11,549	$131	85,549	$1,012
Bond Market Index Fund	68,597	738		17,873	194	6,937	76	79,533	856
Core Plus Bond Fund I	67,234	726		29,064	326	11,809	133	84,489	919
Diversified International Fund	174,111	2,313		120,619	1,325	29,612	330	265,118	3,309
Diversified Real Asset Fund	32,524	341		14,339	172	5,856	70	41,007	443
Global Multi-Strategy Fund	27,443	275		49,547	528	9,024	97	67,966	706
Global Opportunities Fund	—	—		180,788	1,962	16,392	188	164,396	1,775
Global Real Estate Securities Fund	177,579	1,325		67,404	575	40,528	358	204,455	1,550
High Yield Fund I	56,890	550		21,440	229	7,328	78	71,002	701
International Emerging Markets Fund	42,491	1,157		16,475	411	7,004	175	51,962	1,393
International Equity Index Fund	77,523	741		1,241	13	78,764	840	—	—
International Fund I	85,579	1,145		1,409	16	86,988	1,021	—	—
LargeCap Growth Account	72,688	1,013		12,743	237	85,431	1,632	—	—
LargeCap Growth Account I	128,845	2,343		34,688	948	163,533	4,566	—	—
LargeCap Growth Fund	—	—		142,341	1,507	5,606	63	136,735	1,445
LargeCap Growth Fund I	—	—		424,077	4,956	18,933	238	405,144	4,718
LargeCap S&P 500 Index Account	185,284	1,480		46,675	539	231,959	2,724	—	—
LargeCap S&P 500 Index Fund	—	—		242,103	2,825	11,511	144	230,592	2,683
LargeCap Value Account	56,385	1,555		13,221	422	69,606	2,222	—	—
LargeCap Value Fund	—	—		197,465	2,493	8,231	109	189,234	2,386
LargeCap Value Fund I	252,946	2,791		50,490	657	303,436	4,184	—	—
LargeCap Value Fund III	—	—		275,533	3,689	7,626	108	267,907	3,581
MidCap Growth Fund III	69,708	690		41,023	503	10,279	130	100,452	1,064
MidCap Value Fund I	54,864	704		906	13	55,770	894	—	—
MidCap Value Fund III	—	—		74,377	1,215	6,722	118	67,655	1,097
Overseas Fund	175,895	1,697		133,469	1,470	29,512	330	279,852	2,837
Preferred Securities Fund	43,909	459		17,181	178	5,682	58	55,408	579
SmallCap Growth Fund I	54,237	584		21,157	280	6,073	79	69,321	785
SmallCap Value Fund II	53,657	432		19,237	243	6,365	80	66,529	596

		$23,867			$28,261		$21,176		$34,435

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$31			$—			$—
Bond Market Index Fund			19			—			—
Core Plus Bond Fund I			22			—			—
Diversified International Fund			61			1			—
Diversified Real Asset Fund			9			—			2
Global Multi-Strategy Fund			5			—			3
Global Opportunities Fund			11			1			—
Global Real Estate Securities Fund			77			8			22
High Yield Fund I			43			—			10
International Emerging Markets Fund			11			—			—
International Equity Index Fund			—			86			—
International Fund I			—			(140)			—
LargeCap Growth Account			19			382			—
LargeCap Growth Account I			16			1,275			130
LargeCap Growth Fund			5			1			148
LargeCap Growth Fund I			28			—			275
LargeCap S&P 500 Index Account			36			705			16
LargeCap S&P 500 Index Fund			48			2			—
LargeCap Value Account			54			245			—
LargeCap Value Fund			83			2			149
LargeCap Value Fund I			—			736			—
LargeCap Value Fund III			24			—			—
MidCap Growth Fund III			66			1			140
MidCap Value Fund I			—			177			—
MidCap Value Fund III			23			—			26
Overseas Fund			86			—			119
Preferred Securities Fund			27			—			15
SmallCap Growth Fund I			14			—			82
SmallCap Value Fund II			4			1			55
			$822			$3,483			$1,192
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2050 Account December 31, 2013

INVESTMENT COMPANIES - 100.36%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.04%
Bond Market Index Fund (a)	7,976	$84
Core Plus Bond Fund I (a)	24,108	261
Diversified International Fund (a)	170,455	2,030
Diversified Real Asset Fund (a)	23,340	281
Global Multi-Strategy Fund (a)	34,912	379
Global Opportunities Fund (a)	112,406	1,399
Global Real Estate Securities Fund (a)	134,265	1,096
High Yield Fund I (a)	39,794	419
International Emerging Markets Fund (a)	35,612	871
LargeCap Growth Fund (a)	81,444	884
LargeCap Growth Fund I (a)	244,250	3,097
LargeCap S&P 500 Index Fund (a)	143,425	1,857
LargeCap Value Fund (a)	108,352	1,392
LargeCap Value Fund III (a)	173,655	2,497
MidCap Growth Fund III (a)	62,165	757
MidCap Value Fund III (a)	41,488	791
Overseas Fund (a)	181,995	2,138
Preferred Securities Fund (a)	44,146	434
SmallCap Growth Fund I (a)	39,819	565
SmallCap Value Fund II (a)	40,826	559
		$21,791

Principal Variable Contracts Funds, Inc. Class 1 - 1.32%
Bond & Mortgage Securities Account (a)	25,936	291

TOTAL INVESTMENT COMPANIES		$22,082
Total Investments		$22,082
Liabilities in Excess of Other Assets, Net - (0.36)%		$(80)
TOTAL NET ASSETS - 100.00%		$22,002

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56 .36%
International Equity Funds		34 .25%
Fixed Income Funds		6 .76%
Specialty Funds		2 .99%
Liabilities in Excess of Other Assets, Net		(0 .36)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2013

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2012	2012		Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	16,415	$196		12,194	$141	2,673	$31	25,936	$306
Bond Market Index Fund	7,738	79		251	3	13	—	7,976	82
Core Plus Bond Fund I	19,056	205		7,702	86	2,650	30	24,108	261
Diversified International Fund	121,168	1,621		66,021	727	16,734	187	170,455	2,161
Diversified Real Asset Fund	16,521	173		9,294	111	2,475	30	23,340	254
Global Multi-Strategy Fund	17,338	174		21,265	226	3,691	39	34,912	361
Global Opportunities Fund	—	—		121,260	1,315	8,854	103	112,406	1,213
Global Real Estate Securities Fund	115,511	868		31,432	267	12,678	110	134,265	1,025
High Yield Fund I	43,196	422		9,632	103	13,034	140	39,794	388
International Emerging Markets Fund	31,954	837		7,593	188	3,935	97	35,612	928
International Equity Index Fund	55,949	530		621	6	56,570	603	—	—
International Fund I	58,043	782		627	7	58,670	688	—	—
LargeCap Growth Account	49,425	687		4,732	88	54,157	1,035	—	—
LargeCap Growth Account I	83,749	1,528		13,535	371	97,284	2,717	—	—
LargeCap Growth Fund	—	—		84,040	889	2,596	29	81,444	860
LargeCap Growth Fund I	—	—		253,093	2,957	8,843	111	244,250	2,846
LargeCap S&P 500 Index Account	124,794	1,025		17,311	200	142,105	1,670	—	—
LargeCap S&P 500 Index Fund	—	—		148,680	1,734	5,255	66	143,425	1,669
LargeCap Value Account	37,490	1,037		5,040	161	42,530	1,359	—	—
LargeCap Value Fund	—	—		112,192	1,416	3,840	51	108,352	1,365
LargeCap Value Fund I	169,776	1,878		18,329	238	188,105	2,618	—	—
LargeCap Value Fund III	—	—		177,951	2,397	4,296	61	173,655	2,337
MidCap Growth Fund III	46,854	451		20,704	254	5,393	68	62,165	637
MidCap Value Fund I	36,354	459		422	6	36,776	587	—	—
MidCap Value Fund III	—	—		45,177	735	3,689	65	41,488	670
Overseas Fund	124,227	1,206		74,384	821	16,616	186	181,995	1,841
Preferred Securities Fund	37,437	386		10,540	108	3,831	39	44,146	455
SmallCap Growth Fund I	40,384	430		9,970	134	10,535	142	39,819	422
SmallCap Value Fund II	35,217	285		8,975	115	3,366	42	40,826	358

		$15,259			$15,804		$12,904		$20,439

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$9			$—			$—
Bond Market Index Fund			2			—			—
Core Plus Bond Fund I			6			—			—
Diversified International Fund			39			—			—
Diversified Real Asset Fund			5			—			1
Global Multi-Strategy Fund			2			—			2
Global Opportunities Fund			8			1			—
Global Real Estate Securities Fund			50			—			14
High Yield Fund I			25			3			5
International Emerging Markets Fund			7			—			—
International Equity Index Fund			—			67			—
International Fund I			—			(101)			—
LargeCap Growth Account			11			260			—
LargeCap Growth Account I			10			818			77
LargeCap Growth Fund			3			—			88
LargeCap Growth Fund I			18			—			165
LargeCap S&P 500 Index Account			22			445			10
LargeCap S&P 500 Index Fund			30			1			—
LargeCap Value Account			31			161			—
LargeCap Value Fund			47			—			84
LargeCap Value Fund I			—			502			—
LargeCap Value Fund III			15			1			—
MidCap Growth Fund III			40			—			86
MidCap Value Fund I			—			122			—
MidCap Value Fund III			14			—			16
Overseas Fund			56			—			77
Preferred Securities Fund			23			—			12
SmallCap Growth Fund I			8			—			47
SmallCap Value Fund II			3			—			33
			$484			$2,280			$717
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments Principal LifeTime 2060 Account December 31, 2013

INVESTMENT COMPANIES - 117.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 114.29%
Core Plus Bond Fund I (a)	34	$—
Diversified International Fund (a)	257	3
Diversified Real Asset Fund (a)	38	—
Global Multi-Strategy Fund (a)	56	1
Global Opportunities Fund (a)	177	2
Global Real Estate Securities Fund (a)	197	2
High Yield Fund I (a)	57	1
International Emerging Markets Fund (a)	62	1
LargeCap Growth Fund (a)	113	1
LargeCap Growth Fund I (a)	367	5
LargeCap S&P 500 Index Fund (a)	204	3
LargeCap Value Fund (a)	153	2
LargeCap Value Fund III (a)	255	4
MidCap Growth Fund III (a)	97	1
MidCap Value Fund III (a)	62	1
Overseas Fund (a)	266	3
Preferred Securities Fund (a)	60	—
SmallCap Growth Fund I (a)	53	1
SmallCap Value Fund II (a)	54	1
		$32

Principal Variable Contracts Funds, Inc. Class 1 - 3.57%
Bond & Mortgage Securities Account (a)	33	1

TOTAL INVESTMENT COMPANIES		$33
Total Investments		$33
Liabilities in Excess of Other Assets, Net - (17.86)%		$(5)
TOTAL NET ASSETS - 100.00%		$28

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66 .11%
International Equity Funds		41 .10%
Fixed Income Funds		6 .86%
Specialty Funds		3 .79%
Liabilities in Excess of Other Assets, Net		(17 .86)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2013

	December 31,	December 31,							December 31,	December 31,
Affiliated Securities	2012	2012		Purchases	Purchases	Sales		Sales	2013	2013
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	—	$—		33	$—	—		$—	33	$—
Core Plus Bond Fund I	—	—		34	—	—		—	34	—
Diversified International Fund	—	—		262	3	5		—	257	3
Diversified Real Asset Fund	—	—		38	—	—		—	38	—
Global Multi-Strategy Fund	—	—		57	1	1		—	56	1
Global Opportunities Fund	—	—		180	2	3		—	177	2
Global Real Estate Securities Fund	—	—		201	2	4		—	197	2
High Yield Fund I	—	—		57	1	—		—	57	1
International Emerging Markets Fund	—	—		63	2	1		1	62	1
LargeCap Growth Account	—	—		37	1	37		1	—	—
LargeCap Growth Account I	—	—		96	2	96		2	—	—
LargeCap Growth Fund	—	—		115	1	2		—	113	1
LargeCap Growth Fund I	—	—		373	6	6		1	367	5
LargeCap S&P 500 Index Account	—	—		132	1	132		1	—	—
LargeCap S&P 500 Index Fund	—	—		207	2	3		—	204	2
LargeCap Value Account	—	—		36	1	36		1	—	—
LargeCap Value Fund	—	—		156	2	3		—	153	2
LargeCap Value Fund I	—	—		167	2	167		2	—	—
LargeCap Value Fund III	—	—		257	4	2		—	255	4
MidCap Growth Fund III	—	—		98	1	1		—	97	1
MidCap Value Fund III	—	—		62	1	—		—	62	1
Overseas Fund	—	—		271	3	5		—	266	3
Preferred Securities Fund	—	—		61	1	1		—	60	1
SmallCap Growth Fund I	—	—		54	1	1		—	53	1
SmallCap Value Fund II	—	—		55	1	1		—	54	1

		$—			$41			$9		$32

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Account			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			—			—				—
High Yield Fund I			—			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Account			—			—				—
LargeCap Growth Account I			—			—				—
LargeCap Growth Fund			—			—				—
LargeCap Growth Fund I			—			—				1
LargeCap S&P 500 Index Account			—			—				—
LargeCap S&P 500 Index Fund			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund			—			—				—
LargeCap Value Fund I			—			—				—
LargeCap Value Fund III			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund III			—			—				—
Overseas Fund			1			—				—
Preferred Securities Fund			—			—				—
SmallCap Growth Fund I			—			—				—
SmallCap Value Fund II			—			—				—
			$1			$—	$			1
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2013

INVESTMENT COMPANIES - 100.03%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 72.87%
Bond Market Index Fund (a)	347,265		$3,657
Core Plus Bond Fund I (a)	409,608		4,440
Diversified International Fund (a)	59,630		710
Diversified Real Asset Fund (a)	117,545		1,414
Equity Income Fund (a)	84,036		2,035
Global Diversified Income Fund (a)	149,522		2,104
Global Multi-Strategy Fund (a)	77,062		836
Global Opportunities Fund (a)	22,067		275
High Yield Fund I (a)	106,305		1,118
Inflation Protection Fund (a)	234,378		1,948
International Emerging Markets Fund (a)	9,058		222
LargeCap Growth Fund I (a)	92,376		1,171
LargeCap S&P 500 Index Fund (a)	60,572		784
MidCap Fund (a)	38,396		787
Overseas Fund (a)	62,923		739
SmallCap Growth Fund I (a)	16,465		234
SmallCap Value Fund II (a)	17,213		236
			$22,710

Principal Variable Contracts Funds, Inc. Class 1 - 27.16%
Bond & Mortgage Securities Account (a)	403,144		4,531
Short-Term Income Account (a)	1,518,083		3,932
			$8,463
TOTAL INVESTMENT COMPANIES			$31,173
Total Investments			$31,173
Liabilities in Excess of Other Assets, Net - (0.03)%			$(9)
TOTAL NET ASSETS - 100.00%			$31,164

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Fixed Income Funds			62 .98%
Domestic Equity Funds			16 .84%
Specialty Funds			13 .97%
International Equity Funds			6 .24%
Liabilities in Excess of Other Assets, Net			(0 .03)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2013

	December 31,	December 31,						December 31,	December 31,
Affiliated Securities	2012	2012		Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	429,222	$5,184		66,294	$767	92,372	$1,058	403,144	$4,890
Bond Market Index Fund	381,897	4,107		62,875	687	97,507	1,059	347,265	3,728
Core Plus Bond Fund I	441,366	4,751		63,068	710	94,826	1,059	409,608	4,401
Diversified International Fund	46,951	651		27,249	296	14,570	159	59,630	791
Diversified Real Asset Fund	128,643	1,361		20,398	246	31,496	378	117,545	1,232
Equity Income Fund	108,586	2,050		13,810	302	38,360	839	84,036	1,586
Global Diversified Income Fund	155,634	1,566		24,720	352	30,832	433	149,522	1,482
Global Multi-Strategy Fund	37,349	374		59,893	637	20,180	215	77,062	797
Global Opportunities Fund	—	—		27,655	297	5,588	63	22,067	236
High Yield Fund I	109,425	1,145		21,671	232	24,791	263	106,305	1,113
Inflation Protection Fund	256,807	2,076		37,610	337	60,039	528	234,378	1,884
International Emerging Markets Fund	10,018	242		1,357	34	2,317	57	9,058	219
International Equity Index Fund	24,572	229		22	—	24,594	262	—	—
International Fund I	27,285	380		25	—	27,310	321	—	—
LargeCap Growth Account I	41,638	747		5,637	155	47,275	1,314	—	—
LargeCap Growth Fund I	—	—		99,387	1,155	7,011	88	92,376	1,072
LargeCap S&P 500 Index Account	62,729	504		8,064	94	70,793	831	—	—
LargeCap S&P 500 Index Fund	—	—		65,320	758	4,748	59	60,572	702
MidCap Fund	41,169	607		6,050	110	8,823	162	38,396	568
Overseas Fund	52,894	478		24,419	265	14,390	159	62,923	589
Short-Term Income Account	1,660,107	4,159		256,459	671	398,483	1,039	1,518,083	3,793
SmallCap Growth Fund I	15,931	131		3,384	44	2,850	38	16,465	141
SmallCap Value Fund II	17,291	135		2,929	37	3,007	38	17,213	139

		$30,877			$8,186		$10,422		$29,363

					Realized Gain/Loss			Realized Gain from
		Income			on Investments		Capital Gain Distributions
Bond & Mortgage Securities Account			$166			$(3)			$—
Bond Market Index Fund			86			(7)			—
Core Plus Bond Fund I			108			(1)			—
Diversified International Fund			14			3			—
Diversified Real Asset Fund			26			3			4
Equity Income Fund			53			73			—
Global Diversified Income Fund			105			(3)			—
Global Multi-Strategy Fund			5			1			4
Global Opportunities Fund			2			2			—
High Yield Fund I			72			(1)			15
Inflation Protection Fund			4			(1)			32
International Emerging Markets Fund			2			—			—
International Equity Index Fund			—			33			—
International Fund I			—			(59)			—
LargeCap Growth Account I			4			412			33
LargeCap Growth Fund I			6			5			63
LargeCap S&P 500 Index Account			10			233			5
LargeCap S&P 500 Index Fund			13			3			—
MidCap Fund			5			13			13
Overseas Fund			20			5			27
Short-Term Income Account			80			2			—
SmallCap Growth Fund I			3			4			19
SmallCap Value Fund II			1			5			14
			$785			$722			$229
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Real Estate Securities Account
December 31, 2013

COMMON STOCKS - 99.19%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity

Healthcare - Services - 0.54%				(continued)	Amount (000's)	Value	(000	's)
Brookdale Senior Living Inc (a)	25,411	$691		Banks (continued)
				Investment in Joint Trading Account; Merrill	$65		$65
				Lynch Repurchase Agreement; 0.01%
Real Estate - 1.26%				dated 12/31/2013 maturing 01/02/2014
Jones Lang LaSalle Inc	15,900	1,628		(collateralized by US Government
				Securities; $65,929; 0.00% - 7.13%; dated
REITS- 97.39%				01/02/14 - 09/15/39)
Apartment Investment & Management Co	133,310	3,454					$204
AvalonBay Communities Inc	32,521	3,845		TOTAL REPURCHASE AGREEMENTS			$204
Boston Properties Inc	53,467	5,367		Total Investments			$128,036
BRE Properties Inc	41,022	2,244		Other Assets in Excess of Liabilities, Net - 0.65%			$836
Camden Property Trust	48,743	2,773		TOTAL NET ASSETS - 100.00%			$128,872
Corrections Corp of America	77,422	2,483
CubeSmart	122,600	1,954
DDR Corp	176,669	2,715		(a) Non-Income Producing Security
Duke Realty Corp	130,600	1,964
DuPont Fabros Technology Inc	39,226	969
EPR Properties	55,324	2,720
Equity One Inc	52,389	1,176		Portfolio Summary (unaudited)
Equity Residential	77,499	4,020		Sector			Percent
Essex Property Trust Inc	27,629	3,965		Financial			98 .81%
Extra Space Storage Inc	68,600	2,890		Consumer, Non-cyclical			0 .54%
Federal Realty Investment Trust	23,438	2,377		Other Assets in Excess of Liabilities, Net			0.65%
First Industrial Realty Trust Inc	227,877	3,976		TOTAL NET ASSETS			100.00%
General Growth Properties Inc	267,933	5,377
HCP Inc	66,669	2,421
Health Care REIT Inc	47,854	2,564
Host Hotels & Resorts Inc	317,427	6,171
Kilroy Realty Corp	38,936	1,954
LaSalle Hotel Properties	4,300	133
Medical Properties Trust Inc	62,100	759
Pebblebrook Hotel Trust	106,070	3,263
Pennsylvania Real Estate Investment Trust	56,500	1,072
Prologis Inc	201,593	7,449
Public Storage	28,862	4,344
Ramco-Gershenson Properties Trust	24,295	382
Saul Centers Inc	36,344	1,735
Senior Housing Properties Trust	64,121	1,425
Simon Property Group Inc	107,950	16,426
SL Green Realty Corp	62,750	5,797
Strategic Hotels & Resorts Inc (a)	210,807	1,992
Sunstone Hotel Investors Inc	147,852	1,981
Taubman Centers Inc	36,130	2,309
Ventas Inc	68,289	3,912
Vornado Realty Trust	58,063	5,155
		$125,513
TOTAL COMMON STOCKS		$127,832
	Maturity
REPURCHASE AGREEMENTS - 0.16% Amount (000's)		Value(000	's)

Banks- 0.16%
Investment in Joint Trading Account; Barclays $	57	$57
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $57,688; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	57	56
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $57,688; 0.00% - 11.25%; dated
02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	26	26
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $26,372; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes.

Schedule of Investments SAM Balanced Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.26%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 48.90%
Blue Chip Fund (a)	1,836,689	$26,026
Global Diversified Income Fund (a)	1,080,198	15,198
Global Multi-Strategy Fund (a)	3,397,919	36,867
Global Real Estate Securities Fund (a)	604,063	4,929
High Yield Fund (a)	2,591,428	20,006
International Emerging Markets Fund (a)	917,738	22,448
LargeCap Growth Fund (a)	7,204,809	78,172
LargeCap Growth Fund II (a)	2,595,560	26,189
LargeCap Value Fund (a)	8,277,492	106,366
Preferred Securities Fund (a)	1,223,447	12,014
Principal Capital Appreciation Fund (a)	1,259,930	68,490
SmallCap Growth Fund I (a)	2,064,659	29,298
SmallCap Value Fund II (a)	2,164,651	29,634
Small-MidCap Dividend Income Fund (a)	1,597,517	21,423
		$497,060

Principal Variable Contracts Funds, Inc. Class 1 - 51.36%
Bond & Mortgage Securities Account (a)	1,057,524	11,886
Diversified International Account (a)	6,419,617	95,460
Equity Income Account (a)	5,970,419	125,379
Government & High Quality Bond Account (a)	9,207,214	95,110
Income Account (a)	12,382,840	132,249
MidCap Account (a)	456,372	27,095
Short-Term Income Account (a)	13,477,315	34,906
		$522,085
TOTAL INVESTMENT COMPANIES		$1,019,145
Total Investments		$1,019,145
Liabilities in Excess of Other Assets, Net - (0.26)%		$(2,606)
TOTAL NET ASSETS - 100.00%		$1,016,539

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52 .94%
Fixed Income Funds		30 .12%
International Equity Funds		12 .08%
Specialty Funds		5 .12%
Liabilities in Excess of Other Assets, Net		(0 .26)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	1,902,254	$24,524	65,565	$894	1,836,689	$23,663
Bond & Mortgage Securities Account	52,766	617	1,035,146	12,281	30,388	347	1,057,524	12,535
Diversified International Account	6,452,409	73,876	554,496	7,520	587,288	8,185	6,419,617	72,436
Equity Income Account	7,671,414	90,522	226,684	4,314	1,927,679	36,970	5,970,419	68,176
Global Diversified Income Fund	988,573	13,133	172,935	2,416	81,310	1,147	1,080,198	14,413
Global Multi-Strategy Fund	2,283,521	23,066	1,136,697	12,112	22,299	234	3,397,919	34,946
Global Real Estate Securities Fund	1,269,530	9,377	41,477	343	706,944	6,024	604,063	4,407
Government & High Quality Bond	8,846,644	87,325	1,137,836	11,945	777,266	8,254	9,207,214	91,106
Account
High Yield Fund	2,465,685	16,683	392,624	3,064	266,881	2,102	2,591,428	17,668
Income Account	12,555,647	123,521	1,239,205	13,216	1,412,012	15,478	12,382,840	121,090
Inflation Protection Fund	314,895	2,565	327,034	3,042	641,929	5,521	—	—
International Emerging Markets	791,770	7,652	66,420	1,068	858,190	13,405	—	—
Account
International Emerging Markets Fund	—	—	962,647	22,766	44,909	1,102	917,738	21,679
LargeCap Blend Fund II	2,558,746	24,077	146,411	1,742	2,705,157	34,371	—	—
LargeCap Growth Account	3,356,915	32,718	516,904	9,558	3,873,819	77,553	—	—
LargeCap Growth Fund	—	—	7,994,236	85,703	789,427	8,780	7,204,809	77,236
LargeCap Growth Fund II	3,183,181	18,351	226,660	2,252	814,281	8,070	2,595,560	15,099
LargeCap Value Account	1,015,249	26,265	460,983	14,768	1,476,232	50,354	—	—
LargeCap Value Fund	—	—	8,547,798	111,306	270,306	3,648	8,277,492	107,738
LargeCap Value Fund III	2,890,622	31,516	—	—	2,890,622	37,976	—	—
MidCap Account	629,875	18,561	64,864	3,439	238,367	13,183	456,372	12,767
MidCap Growth Fund III	300,079	3,029	343,705	4,120	643,784	8,456	—	—
Preferred Securities Fund	1,357,694	8,888	253,445	2,642	387,692	4,039	1,223,447	8,022
Principal Capital Appreciation	2,843,512	47,775	—	—	2,843,512	80,268	—	—
Account
Principal Capital Appreciation Fund	—	—	1,515,614	76,742	255,684	13,105	1,259,930	63,794
Short-Term Income Account	11,897,503	29,984	2,198,141	5,748	618,329	1,602	13,477,315	34,110
SmallCap Growth Fund I	2,571,764	26,402	355,183	4,631	862,288	11,700	2,064,659	21,517
SmallCap Value Fund II	1,008,836	10,004	1,245,430	15,873	89,615	1,230	2,164,651	24,680
Small-MidCap Dividend Income Fund	1,626,891	16,100	172,299	2,153	201,673	2,583	1,597,517	15,874

		$742,007		$459,288		$456,581		$862,956

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$76			$33			$1
Bond & Mortgage Securities Account		400			(16)			—
Diversified International Account		2,326			(775)			—
Equity Income Account		4,194			10,310			—
Global Diversified Income Fund		696			11			—
Global Multi-Strategy Fund		236			2			157
Global Real Estate Securities Fund		278			711			65
Government & High Quality Bond Account		3,809			90			—
High Yield Fund		1,388			23			287
Income Account		6,929			(169)			—
Inflation Protection Fund		—			(86)			—
International Emerging Markets Account		—			4,685			—
International Emerging Markets Fund		189			15			—
LargeCap Blend Fund II		—			8,552			—
LargeCap Growth Account		—			35,277			—
LargeCap Growth Fund		246			313			7,847
LargeCap Growth Fund II		172			2,566			2,042
LargeCap Value Account		—			9,321			—
LargeCap Value Fund		3,661			80			6,532
LargeCap Value Fund III		—			6,460			—
MidCap Account		499			3,950			1,184
MidCap Growth Fund III		—			1,307			—
Preferred Securities Fund		720			531			325
Principal Capital Appreciation Account		—			32,493			—
Principal Capital Appreciation Fund		761			157			1,406
Short-Term Income Account		675			(20)			—
SmallCap Growth Fund I		427			2,184			2,446
SmallCap Value Fund II		137			33			1,795
Small-MidCap Dividend Income Fund		562			204			388
		$28,381			$118,242			$24,475
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Balanced Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.09%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.54%
Blue Chip Fund (a)	284,635	$4,033
Global Diversified Income Fund (a)	396,558	5,580
Global Multi-Strategy Fund (a)	557,971	6,054
Global Real Estate Securities Fund (a)	125,302	1,022
High Yield Fund (a)	1,003,923	7,750
International Emerging Markets Fund (a)	136,853	3,347
LargeCap Growth Fund (a)	1,122,683	12,181
LargeCap Growth Fund II (a)	405,755	4,094
LargeCap Value Fund (a)	1,273,505	16,365
Preferred Securities Fund (a)	461,571	4,533
Principal Capital Appreciation Fund (a)	197,072	10,713
SmallCap Growth Fund I (a)	314,430	4,462
SmallCap Value Fund II (a)	325,699	4,459
Small-MidCap Dividend Income Fund (a)	254,717	3,416
		$88,009

Principal Variable Contracts Funds, Inc. Class 1 - 61.55%
Bond & Mortgage Securities Account (a)	500,008	5,620
Diversified International Account (a)	981,335	14,593
Equity Income Account (a)	912,574	19,164
Government & High Quality Bond Account (a)	3,443,598	35,572
Income Account (a)	4,513,889	48,208
MidCap Account (a)	69,797	4,144
Short-Term Income Account (a)	5,124,276	13,272
		$140,573
TOTAL INVESTMENT COMPANIES		$228,582
Total Investments		$228,582
Liabilities in Excess of Other Assets, Net - (0.09)%		$(195)
TOTAL NET ASSETS - 100.00%		$228,387

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .34%
Domestic Equity Funds		36 .35%
International Equity Funds		8 .31%
Specialty Funds		5 .09%
Liabilities in Excess of Other Assets, Net		(0 .09)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	300,696	$3,819	16,061	$221	284,635	$3,606
Bond & Mortgage Securities Account	207,346	2,431	478,895	5,609	186,233	2,088	500,008	5,831
Diversified International Account	978,402	10,479	97,502	1,346	94,569	1,319	981,335	10,528
Equity Income Account	930,939	10,910	80,296	1,555	98,661	1,919	912,574	10,675
Global Diversified Income Fund	344,703	4,586	85,288	1,197	33,433	476	396,558	5,307
Global Multi-Strategy Fund	337,817	3,407	220,154	2,348	—	—	557,971	5,755
Global Real Estate Securities Fund	202,717	1,476	8,041	66	85,456	732	125,302	895
Government & High Quality Bond	3,091,531	31,251	600,071	6,291	248,004	2,620	3,443,598	34,904
Account
High Yield Fund	682,527	4,400	407,984	3,179	86,588	683	1,003,923	6,915
Income Account	4,614,679	46,400	434,162	4,579	534,952	5,856	4,513,889	45,090
Inflation Protection Fund	385,083	3,269	159,600	1,466	544,683	4,693	—	—
International Emerging Markets	114,322	1,020	52,899	863	167,221	2,611	—	—
Account
International Emerging Markets Fund	—	—	145,036	3,418	8,183	200	136,853	3,218
LargeCap Blend Fund II	437,565	4,050	—	—	437,565	5,448	—	—
LargeCap Growth Account	515,585	5,457	50,174	964	565,759	11,303	—	—
LargeCap Growth Fund	—	—	1,179,686	12,665	57,003	653	1,122,683	12,035
LargeCap Growth Fund II	531,393	3,493	41,878	419	167,516	1,598	405,755	2,563
LargeCap Value Account	249,349	6,362	33,163	1,077	282,512	9,603	—	—
LargeCap Value Fund	—	—	1,324,517	17,226	51,012	697	1,273,505	16,545
LargeCap Value Fund III	383,515	4,167	—	—	383,515	5,077	—	—
MidCap Account	93,694	2,682	5,190	274	29,087	1,574	69,797	1,782
MidCap Growth Fund III	91,466	956	7,085	84	98,551	1,298	—	—
Preferred Securities Fund	435,754	2,903	74,625	764	48,808	507	461,571	3,199
Principal Capital Appreciation	445,019	7,546	—	—	445,019	12,545	—	—
Account
Principal Capital Appreciation Fund	—	—	238,742	12,101	41,670	2,129	197,072	9,980
Short-Term Income Account	4,383,617	10,861	841,777	2,194	101,118	261	5,124,276	12,790
SmallCap Growth Fund I	363,658	3,845	60,608	795	109,836	1,511	314,430	3,345
SmallCap Value Fund II	182,798	1,818	162,756	2,093	19,855	267	325,699	3,653
Small-MidCap Dividend Income Fund	265,449	2,632	16,369	211	27,101	334	254,717	2,538

		$176,401		$86,603		$78,223		$201,154

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$12			$8			$—
Bond & Mortgage Securities Account		231			(121)			—
Diversified International Account		356			22			—
Equity Income Account		576			129			—
Global Diversified Income Fund		253			—			—
Global Multi-Strategy Fund		39			—			26
Global Real Estate Securities Fund		53			85			14
Government & High Quality Bond Account		1,369			(18)			—
High Yield Fund		441			19			111
Income Account		2,464			(33)			—
Inflation Protection Fund		—			(42)			—
International Emerging Markets Account		—			728			—
International Emerging Markets Fund		28			—			—
LargeCap Blend Fund II		—			1,398			—
LargeCap Growth Account		—			4,882			—
LargeCap Growth Fund		38			23			1,217
LargeCap Growth Fund II		27			249			317
LargeCap Value Account		—			2,164			—
LargeCap Value Fund		561			16			1,001
LargeCap Value Fund III		—			910			—
MidCap Account		81			400			193
MidCap Growth Fund III		—			258			—
Preferred Securities Fund		248			39			123
Principal Capital Appreciation Account		—			4,999			—
Principal Capital Appreciation Fund		119			8			219
Short-Term Income Account		241			(4)			—
SmallCap Growth Fund I		65			216			371
SmallCap Value Fund II		21			9			269
Small-MidCap Dividend Income Fund		87			29			61
		$7,310			$16,373			$3,922
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Conservative Growth Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.50%
Blue Chip Fund (a)	645,543	$9,147
Diversified Real Asset Fund (a)	325,155	3,911
Global Multi-Strategy Fund (a)	1,167,364	12,666
Global Real Estate Securities Fund (a)	215,295	1,757
High Yield Fund (a)	212,595	1,641
International Emerging Markets Fund (a)	324,156	7,929
LargeCap Growth Fund (a)	2,591,723	28,120
LargeCap Growth Fund II (a)	905,151	9,133
LargeCap Value Fund (a)	2,872,158	36,907
Preferred Securities Fund (a)	133,597	1,312
Principal Capital Appreciation Fund (a)	456,543	24,818
SmallCap Growth Fund I (a)	739,762	10,497
SmallCap Value Fund II (a)	772,653	10,578
Small-MidCap Dividend Income Fund (a)	560,610	7,518
		$165,934

Principal Variable Contracts Funds, Inc. Class 1 - 40.55%
Diversified International Account (a)	2,242,553	33,347
Equity Income Account (a)	2,148,397	45,116
Government & High Quality Bond Account (a)	870,139	8,989
Income Account (a)	1,258,249	13,438
MidCap Account (a)	151,028	8,967
Short-Term Income Account (a)	1,239,188	3,209
		$113,066
TOTAL INVESTMENT COMPANIES		$279,000
Total Investments		$279,000
Liabilities in Excess of Other Assets, Net - (0.05)%		$(137)
TOTAL NET ASSETS - 100.00%		$278,863

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		68 .43%
International Equity Funds		15 .43%
Fixed Income Funds		10 .25%
Specialty Funds		5 .94%
Liabilities in Excess of Other Assets, Net		(0 .05)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	656,284	$8,390	10,741	$144	645,543	$8,246
Diversified International Account	2,060,205	26,353	275,587	3,721	93,239	1,319	2,242,553	28,538
Diversified Real Asset Fund	371,781	4,161	27,983	337	74,609	896	325,155	3,617
Equity Income Account	2,249,257	25,543	125,641	2,433	226,501	4,280	2,148,397	24,796
Global Multi-Strategy Fund	652,798	6,596	523,239	5,577	8,673	93	1,167,364	12,080
Global Real Estate Securities Fund	397,766	2,928	14,401	119	196,872	1,680	215,295	1,552
Government & High Quality Bond	882,918	8,513	109,401	1,145	122,180	1,306	870,139	8,410
Account
High Yield Fund	223,237	1,475	40,330	316	50,972	397	212,595	1,411
Income Account	1,446,664	14,248	204,962	2,209	393,377	4,370	1,258,249	12,091
International Emerging Markets	262,116	3,917	29,842	482	291,958	4,560	—	—
Account
International Emerging Markets Fund	—	—	336,320	7,934	12,164	299	324,156	7,639
LargeCap Blend Fund II	845,835	7,954	8,576	97	854,411	10,728	—	—
LargeCap Growth Account	1,242,051	14,667	53,825	988	1,295,876	25,943	—	—
LargeCap Growth Fund	—	—	2,711,536	29,084	119,813	1,351	2,591,723	27,783
LargeCap Growth Fund II	1,065,036	6,638	102,641	1,012	262,526	2,618	905,151	5,679
LargeCap Value Account	477,996	12,352	34,253	1,090	512,249	17,474	—	—
LargeCap Value Fund	—	—	2,922,552	38,009	50,394	682	2,872,158	37,335
LargeCap Value Fund III	827,243	8,953	1,391	16	828,634	10,990	—	—
MidCap Account	202,505	6,465	11,488	614	62,965	3,551	151,028	4,699
MidCap Growth Fund III	106,475	1,118	18,396	216	124,871	1,682	—	—
Preferred Securities Fund	174,944	1,322	30,680	316	72,027	746	133,597	950
Principal Capital Appreciation	823,171	11,897	5,971	162	829,142	23,346	—	—
Account
Principal Capital Appreciation Fund	—	—	465,735	23,610	9,192	489	456,543	23,129
Short-Term Income Account	1,158,056	2,938	144,405	376	63,273	165	1,239,188	3,148
SmallCap Growth Fund I	853,024	8,768	82,597	1,147	195,859	2,726	739,762	7,765
SmallCap Value Fund II	418,928	4,089	376,972	4,976	23,247	310	772,653	8,762
Small-MidCap Dividend Income Fund	557,220	5,516	40,236	519	36,846	451	560,610	5,609

		$186,411		$134,895		$122,596		$233,239

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$27			$—			$—
Diversified International Account		755			(217)			—
Diversified Real Asset Fund		73			15			12
Equity Income Account		1,278			1,100			—
Global Multi-Strategy Fund		81			—			54
Global Real Estate Securities Fund		96			185			23
Government & High Quality Bond Account		344			58			—
High Yield Fund		123			17			23
Income Account		658			4			—
International Emerging Markets Account		—			161			—
International Emerging Markets Fund		67			4			—
LargeCap Blend Fund II		—			2,677			—
LargeCap Growth Account		—			10,288			—
LargeCap Growth Fund		88			50			2,800
LargeCap Growth Fund II		60			647			705
LargeCap Value Account		—			4,032			—
LargeCap Value Fund		1,261			8			2,248
LargeCap Value Fund III		—			2,021			—
MidCap Account		155			1,171			369
MidCap Growth Fund III		—			348			—
Preferred Securities Fund		89			58			36
Principal Capital Appreciation Account		—			11,287			—
Principal Capital Appreciation Fund		274			8			505
Short-Term Income Account		58			(1)			—
SmallCap Growth Fund I		152			576			870
SmallCap Value Fund II		49			7			636
Small-MidCap Dividend Income Fund		189			25			135
		$5,877			$34,529			$8,416
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments SAM Flexible Income Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 33.02%
Blue Chip Fund (a)	173,654	$2,461
Global Diversified Income Fund (a)	748,329	10,529
Global Real Estate Securities Fund (a)	223,933	1,827
High Yield Fund (a)	1,540,840	11,895
International Emerging Markets Fund (a)	101,700	2,488
LargeCap Growth Fund (a)	884,571	9,598
LargeCap Value Fund (a)	871,241	11,195
Preferred Securities Fund (a)	865,988	8,504
Principal Capital Appreciation Fund (a)	89,814	4,882
SmallCap Growth Fund I (a)	235,758	3,345
Small-MidCap Dividend Income Fund (a)	786,387	10,546
		$77,270

Principal Variable Contracts Funds, Inc. Class 1 - 66.99%
Bond & Mortgage Securities Account (a)	803,486	9,031
Diversified International Account (a)	460,656	6,850
Equity Income Account (a)	925,782	19,441
Government & High Quality Bond Account (a)	3,570,263	36,881
Income Account (a)	6,216,543	66,393
Short-Term Income Account (a)	7,019,944	18,182
		$156,778
TOTAL INVESTMENT COMPANIES		$234,048
Total Investments		$234,048
Liabilities in Excess of Other Assets, Net - (0.01)%		$(12)
TOTAL NET ASSETS - 100.00%		$234,036

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .47%
Domestic Equity Funds		26 .28%
International Equity Funds		4 .76%
Specialty Funds		4 .50%
Liabilities in Excess of Other Assets, Net		(0 .01)%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	184,236	$2,369	10,582	$144	173,654	$2,231
Bond & Mortgage Securities Account	727,233	8,508	200,116	2,310	123,863	1,401	803,486	9,337
Diversified International Account	560,411	5,762	40,243	542	139,998	1,939	460,656	4,554
Equity Income Account	894,366	10,661	124,210	2,400	92,794	1,809	925,782	11,340
Global Diversified Income Fund	784,736	10,439	72,570	1,019	108,977	1,549	748,329	9,960
Global Real Estate Securities Fund	411,337	3,040	24,176	204	211,580	1,810	223,933	1,602
Government & High Quality Bond	3,974,771	39,776	469,074	4,924	873,582	9,302	3,570,263	35,590
Account
High Yield Fund	1,056,936	6,947	584,023	4,572	100,119	786	1,540,840	10,718
Income Account	6,357,559	63,890	841,056	9,105	982,072	10,788	6,216,543	62,026
International Emerging Markets	57,204	464	21,998	361	79,202	1,238	—	—
Account
International Emerging Markets Fund	—	—	108,561	2,603	6,861	169	101,700	2,434
LargeCap Blend Fund II	306,867	2,846	—	—	306,867	3,775	—	—
LargeCap Growth Account	518,555	7,305	16,125	291	534,680	10,704	—	—
LargeCap Growth Fund	—	—	1,106,153	11,868	221,582	2,418	884,571	9,483
LargeCap Growth Fund II	372,411	2,258	—	—	372,411	3,562	—	—
LargeCap Value Account	164,249	4,201	26,595	864	190,844	6,510	—	—
LargeCap Value Fund	—	—	914,594	11,925	43,353	592	871,241	11,350
LargeCap Value Fund III	319,836	3,463	—	—	319,836	4,211	—	—
Preferred Securities Fund	1,124,821	7,607	190,490	1,984	449,323	4,602	865,988	5,592
Principal Capital Appreciation	194,359	3,325	7,322	186	201,681	5,728	—	—
Account
Principal Capital Appreciation Fund	—	—	116,180	5,882	26,366	1,348	89,814	4,548
Short-Term Income Account	6,708,296	16,382	1,118,740	2,920	807,092	2,098	7,019,944	17,186
SmallCap Growth Fund I	184,429	1,971	78,195	1,057	26,866	394	235,758	2,653
Small-MidCap Dividend Income Fund	596,236	5,925	252,430	3,172	62,279	815	786,387	8,305

		$204,770		$70,558		$77,692		$208,909

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$7			$6			$—
Bond & Mortgage Securities Account		319			(80)			—
Diversified International Account		193			189			—
Equity Income Account		551			88			—
Global Diversified Income Fund		506			51			—
Global Real Estate Securities Fund		101			168			24
Government & High Quality Bond Account		1,481			192			—
High Yield Fund		710			(15)			171
Income Account		3,477			(181)			—
International Emerging Markets Account		—			413			—
International Emerging Markets Fund		21			—			—
LargeCap Blend Fund II		—			929			—
LargeCap Growth Account		—			3,108			—
LargeCap Growth Fund		30			33			962
LargeCap Growth Fund II		—			1,304			—
LargeCap Value Account		—			1,445			—
LargeCap Value Fund		385			17			687
LargeCap Value Fund III		—			748			—
Preferred Securities Fund		583			603			230
Principal Capital Appreciation Account		—			2,217			—
Principal Capital Appreciation Fund		54			14			100
Short-Term Income Account		349			(18)			—
SmallCap Growth Fund I		49			19			279
Small-MidCap Dividend Income Fund		241			23			190
		$9,057			$11,273			$2,643
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2013

INVESTMENT COMPANIES - 100.19%	Shares Held	Value	(000	's)

Principal Funds, Inc. Institutional Class - 70.46%
Blue Chip Fund (a)	598,362		$8,479
Global Real Estate Securities Fund (a)	307,671		2,511
International Emerging Markets Fund (a)	400,214		9,789
LargeCap Growth Fund (a)	3,281,138		35,600
LargeCap Growth Fund II (a)	841,960		8,495
LargeCap Value Fund (a)	2,913,256		37,435
Principal Capital Appreciation Fund (a)	390,170		21,210
SmallCap Growth Fund I (a)	654,060		9,281
SmallCap Value Fund II (a)	620,817		8,499
Small-MidCap Dividend Income Fund (a)	430,560		5,774
			$147,073

Principal Variable Contracts Funds, Inc. Class 1 - 29.73%
Diversified International Account (a)	1,419,393		21,106
Equity Income Account (a)	1,800,600		37,813
MidCap Account (a)	53,037		3,149
			$62,068
TOTAL INVESTMENT COMPANIES			$209,141
Total Investments			$209,141
Liabilities in Excess of Other Assets, Net - (0.19)%			$(403)
TOTAL NET ASSETS - 100.00%			$208,738

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type			Percent
Domestic Equity Funds			84 .19%
International Equity Funds			16 .00%
Liabilities in Excess of Other Assets, Net			(0 .19)%
TOTAL NET ASSETS			100.00%

See accompanying notes.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2013

	December 31,	December 31,					December 31,	December 31,
Affiliated Securities	2012	2012	Purchases	Purchases	Sales	Sales	2013	2013
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	—	$—	607,357	$7,736	8,995	$121	598,362	$7,615
Diversified International Account	1,735,737	21,838	133,510	1,795	449,854	6,188	1,419,393	16,472
Equity Income Account	1,568,014	18,590	311,559	6,031	78,973	1,501	1,800,600	23,353
Global Real Estate Securities Fund	593,530	4,321	24,055	199	309,914	2,684	307,671	2,206
Government & High Quality Bond	245,075	2,666	2,347	26	247,422	2,654	—	—
Account
International Emerging Markets	372,452	5,467	28,815	480	401,267	6,268	—	—
Account
International Emerging Markets Fund	—	—	404,109	9,647	3,895	97	400,214	9,550
LargeCap Blend Fund II	667,908	6,120	—	—	667,908	8,329	—	—
LargeCap Growth Account	1,285,357	16,438	105,823	1,920	1,391,180	27,851	—	—
LargeCap Growth Fund	—	—	3,336,413	35,823	55,275	636	3,281,138	35,192
LargeCap Growth Fund II	766,281	4,745	109,086	1,086	33,407	321	841,960	5,535
LargeCap Value Account	372,269	9,690	45,281	1,415	417,550	14,243	—	—
LargeCap Value Fund	—	—	2,945,019	38,414	31,763	428	2,913,256	37,982
LargeCap Value Fund III	596,039	6,327	—	—	596,039	7,868	—	—
MidCap Account	180,432	5,796	4,172	222	131,567	7,473	53,037	1,439
MidCap Growth Fund III	282,655	2,810	—	—	282,655	3,695	—	—
Principal Capital Appreciation	680,636	10,338	10,703	293	691,339	19,526	—	—
Account
Principal Capital Appreciation Fund	—	—	396,039	20,080	5,869	312	390,170	19,771
SmallCap Growth Fund I	857,297	8,924	75,278	1,047	278,515	3,888	654,060	6,894
SmallCap Value Fund II	430,303	4,077	214,039	2,827	23,525	295	620,817	6,625
Small-MidCap Dividend Income Fund	489,870	4,864	22,323	288	81,633	1,013	430,560	4,281

		$133,011		$129,329		$115,391		$176,915

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$25			$—			$—
Diversified International Account		599			(973)			—
Equity Income Account		962			233			—
Global Real Estate Securities Fund		139			370			33
Government & High Quality Bond Account		—			(38)			—
International Emerging Markets Account		—			321			—
International Emerging Markets Fund		82			—			—
LargeCap Blend Fund II		—			2,209			—
LargeCap Growth Account		—			9,493			—
LargeCap Growth Fund		112			5			3,552
LargeCap Growth Fund II		55			25			658
LargeCap Value Account		—			3,138			—
LargeCap Value Fund		1,281			(4)			2,284
LargeCap Value Fund III		—			1,541			—
MidCap Account		58			2,894			137
MidCap Growth Fund III		—			885			—
Principal Capital Appreciation Account		—			8,895			—
Principal Capital Appreciation Fund		235			3			433
SmallCap Growth Fund I		135			811			770
SmallCap Value Fund II		39			16			512
Small-MidCap Dividend Income Fund		155			142			104
		$3,877			$29,966			$8,483
Amounts in thousands except shares

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal			Principal
BONDS- 93.35%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Agriculture - 0.89%			Banks (continued)
Cargill Inc			Branch Banking & Trust Co
6.00%, 11/27/2017(a)	$2,000	$2,284	0.54%, 05/23/2017(b)	$1,750	$1,730
			Citigroup Inc

Automobile Asset Backed Securities - 5.95%			4.75%, 05/19/2015	1,250	1,315
			6.13%, 11/21/2017	2,000	2,305
American Credit Acceptance Receivables			Commonwealth Bank of Australia
Trust			3.75%, 10/15/2014(a)	1,750	1,795
1.64%, 11/15/2016(a),(b)	708	709
			Goldman Sachs Group Inc/The
AmeriCredit Automobile Receivables Trust			1.34%, 11/15/2018(b)	2,000	2,005
2013-1			HSBC Bank PLC
0.49%, 06/08/2016	815	815	3.10%, 05/24/2016 (a)	375	393
AmeriCredit Automobile Receivables Trust			3.50%, 06/28/2015(a)	1,500	1,564
2013-3
0.68%, 10/11/2016(b)	1,000	1,000	ING Bank NV
			2.38%, 06/09/2014(a)	1,250	1,261
AmeriCredit Automobile Receivables Trust			JP Morgan Chase Bank NA
2013-5			0.57%, 06/13/2016(b)	1,000	995
0.55%, 03/08/2017(b)	1,000	1,001
Capital Auto Receivables Asset Trust / Ally			5.88%, 06/13/2016	3,000	3,327
0.47%, 07/20/2014 (b)	2,500	2,499	6.00%, 10/01/2017	1,750	2,002
CPS Auto Receivables Trust 2013-A			KeyBank NA/Cleveland OH
1.31%, 06/15/2020(a),(b)	1,802	1,774	7.41%, 10/15/2027	3,750	4,063
			Morgan Stanley
CPS Auto Receivables Trust 2013-B			0.70%, 10/18/2016(b)	3,000	2,975
1.82%, 09/15/2020(a),(b)	1,192	1,183
			0.72%, 10/15/2015(b)	2,000	1,996
CPS Auto Receivables Trust 2013-C
1.62%, 04/16/2018(a)	912	912	PNC Bank NA
			0.55%, 01/28/2016(b)	250	250
CPS Auto Trust
1.54%, 07/16/2018(a),(b)	1,000	999	4.88%, 09/21/2017	1,700	1,867
1.59%, 03/16/2020(a)	461	456	6.00%, 12/07/2017	1,400	1,595
			SunTrust Bank/Atlanta GA
Ford Credit Auto Owner Trust			0.53%, 08/24/2015(b)	1,700	1,686
0.40%, 09/15/2015	688	688	7.25%, 03/15/2018	1,500	1,765
Santander Drive Auto Receivables Trust 2013-			Wachovia Bank NA
1			0.62%, 11/03/2014 (b)	750	751
0.48%, 02/16/2016	657	658	4.88%, 02/01/2015	1,500	1,569
Santander Drive Auto Receivables Trust 2013-
2			6.00%, 11/15/2017	500	577
0.47%, 03/15/2016(b)	1,614	1,614	Wells Fargo Bank NA
Santander Drive Auto Receivables Trust 2013-			5.75%, 05/16/2016	1,750	1,934
5					$46,132
0.55%, 04/17/2017(b)	1,000	1,000	Beverages - 1.63%
		$15,308	PepsiCo Inc
			0.75%, 03/05/2015	1,000	1,003
Automobile Floor Plan Asset Backed Securities - 4.08%			SABMiller Holdings Inc
Ally Master Owner Trust			0.93%, 08/01/2018(a),(b)	500	502
0.62%, 04/15/2018(b)	2,500	2,495
			1.85%, 01/15/2015(a)	1,000	1,012
CNH Wholesale Master Note Trust
0.77%, 08/15/2019(a),(b)	1,250	1,252	SABMiller PLC
			6.50%, 07/01/2016(a)	1,500	1,692
Ford Credit Floorplan Master Owner Trust A
0.55%, 01/15/2018(b)	2,000	2,002			$4,209
Nissan Master Owner Trust Receivables			Biotechnology - 0.59%
0.47%, 02/15/2018(b)	2,000	2,000	Amgen Inc
World Omni Master Owner Trust			2.13%, 05/15/2017	750	760
0.52%, 02/15/2018(a),(b)	2,750	2,751	Gilead Sciences Inc
		$10,500	2.40%, 12/01/2014	750	762

Automobile Manufacturers - 1.37%					$1,522
Daimler Finance North America LLC			Chemicals - 0.60%
1.88%, 09/15/2014(a)	1,000	1,009	Airgas Inc
PACCAR Financial Corp			3.25%, 10/01/2015	1,500	1,557
0.84%, 12/06/2018(b)	750	751
Toyota Motor Credit Corp
1.75%, 05/22/2017	750	753	Commercial Services - 0.31%
2.05%, 01/12/2017	1,000	1,022	ERAC USA Finance LLC
			5.60%, 05/01/2015(a)	750	797
		$3,535

Banks- 17.92%			Computers - 0.19%
Australia & New Zealand Banking Group Ltd
3.70%, 01/13/2015(a)	500	516	Apple Inc
Bank of America NA			1.00%, 05/03/2018	500	483
0.52%, 06/15/2016(b)	1,500	1,487
5.30%, 03/15/2017	4,000	4,409

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services - 6.43%			Home Equity Asset Backed Securities (continued)
Ford Motor Credit Co LLC			Home Equity Asset Trust 2005-4
3.98%, 06/15/2016	$1,700	$1,808	0.87%, 10/25/2035(b)	$1,000	$904
General Electric Capital Corp			JP Morgan Mortgage Acquisition Corp 2005-
0.44%, 05/11/2016(b)	2,750	2,740	FLD1
0.89%, 07/12/2016(b)	3,000	3,021	0.65%, 07/25/2035(b)	212	211
5.63%, 09/15/2017	500	569	JP Morgan Mortgage Acquisition Corp 2005-
Jefferies Group LLC			OPT1
3.88%, 11/09/2015	1,000	1,043	0.61%, 06/25/2035(b)	351	347
MassMutual Global Funding II			Mastr Asset Backed Securities Trust 2005-
2.30%, 09/28/2015(a)	2,250	2,314	FRE1
2.88%, 04/21/2014(a)	1,000	1,008	0.41%, 10/25/2035(b)	127	126
Murray Street Investment Trust I			New Century Home Equity Loan Trust 2005-
4.65%, 03/09/2017(b)	3,750	4,038	3
		$16,541	0.64%, 07/25/2035(b)	4,500	4,466
			RAMP Series 2005-EFC2 Trust
Electric - 4.15%			0.63%, 07/25/2035(b)	289	284
LG&E and KU Energy LLC			RASC Series 2003-KS10 Trust
2.13%, 11/15/2015	1,000	1,018	4.47%, 03/25/2032	527	539
Nisource Finance Corp			RASC Series 2005-EMX4 Trust
5.25%, 09/15/2017	1,000	1,104	0.50%, 11/25/2035(b)	191	191
PPL Energy Supply LLC			Soundview Home Loan Trust 2005-CTX1
5.70%, 10/15/2035	1,400	1,477	0.58%, 11/25/2035(b)	750	727
6.50%, 05/01/2018	500	556	Structured Asset Securities Corp Mortgage
Public Service Co of New Mexico			Loan Trust Series 2005-GEL4
7.95%, 05/15/2018	2,500	2,972	0.78%, 08/25/2035(b)	194	185
Southern Co/The			Terwin Mortgage Trust 2005-2HE
2.45%, 09/01/2018	1,000	1,015	0.92%, 01/25/2035(a),(b)	72	72
TransAlta Corp			Terwin Mortgage Trust Series TMTS 2005-
6.65%, 05/15/2018	2,250	2,541	14HE
		$10,683	4.85%, 08/25/2036(b)	242	251
Finance - Mortgage Loan/Banker - 3.48%			Wells Fargo Home Equity Asset-Backed
Fannie Mae			Securities 2004-2 Trust
0.88%, 02/08/2018	3,000	2,924	0.58%, 10/25/2034(b)	53	52
1.13%, 04/27/2017	3,000	3,012	5.00%, 10/25/2034	2,646	2,630
Freddie Mac			5.00%, 10/25/2034	70	71
0.63%, 12/29/2014	3,000	3,013	Wells Fargo Home Equity Asset-Backed
		$8,949	Securities 2005-2 Trust
			0.57%, 11/25/2035(b)	901	900
Food- 0.80%					$16,876
Ingredion Inc
3.20%, 11/01/2015	1,000	1,035	Insurance - 5.26%
Tesco PLC			Berkshire Hathaway Finance Corp
2.00%, 12/05/2014(a)	1,000	1,013	1.50%, 01/10/2014	500	500
		$2,048	1.60%, 05/15/2017	2,500	2,524
			Berkshire Hathaway Inc
Gas- 0.41%			2.20%, 08/15/2016	1,000	1,033
Florida Gas Transmission Co LLC			Metropolitan Life Global Funding I
4.00%, 07/15/2015(a)	1,000	1,043	5.13%, 06/10/2014(a)	1,760	1,796
			New York Life Global Funding
			2.45%, 07/14/2016(a)	2,000	2,070
Home Equity Asset Backed Securities - 6.56%			3.00%, 05/04/2015(a)	500	516
ABFC 2005-WMC1 Trust
0.82%, 06/25/2035(b)	1,163	1,141	Prudential Covered Trust 2012-1
			3.00%, 09/30/2015(a)	3,719	3,834
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2			Prudential Holdings LLC
0.84%, 04/25/2035(b)	12	12	1.12%, 12/18/2017(a),(b)	1,286	1,279
0.88%, 04/25/2035(b)	536	531			$13,552
ACE Securities Corp Home Equity Loan Trust			Iron & Steel - 0.41%
Series 2005-WF1			ArcelorMittal
0.50%, 05/25/2035(b)	632	614	4.25%, 03/01/2016	1,000	1,044
Asset Backed Securities Corp Home Equity
Loan Trust Series OOMC 2005-HE6
0.67%, 07/25/2035(b)	900	887	Machinery - Construction & Mining - 0.59%
Bayview Financial Acquisition Trust			Caterpillar Financial Services Corp
0.80%, 05/28/2044(b)	545	545	2.05%, 08/01/2016	500	513
5.66%, 12/28/2036(b)	52	52	Caterpillar Inc
Bear Stearns Asset Backed Securities I Trust			1.50%, 06/26/2017	1,000	995
2006-PC1					$1,508
0.49%, 12/25/2035(b)	854	846
Home Equity Asset Trust 2005-2
0.88%, 07/25/2035(b)	294	292
See accompanying notes.			273

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Manufactured Housing Asset Backed Securities - 0.03%				Mortgage Backed Securities (continued)
Green Tree Financial Corp				Ginnie Mae (continued)
7.70%, 09/15/2026	$65	$70		1.41%, 12/16/2036(b)	$4,558	$397
Mid-State Trust IV				4.50%, 08/20/2032	51	53
8.33%, 04/01/2030	18	19		JP Morgan Mortgage Trust 2004-S1
		$89		5.00%, 09/25/2034	700	720
				JP Morgan Resecuritization Trust Series 2010-
Media- 0.58%				4
NBCUniversal Enterprise Inc				2.42%, 10/26/2036(a),(b)	284	286
0.78%, 04/15/2016(a),(b)	500	503
				MASTR Alternative Loan Trust 2003-9
Walt Disney Co/The				6.50%, 01/25/2019	172	180
1.13%, 02/15/2017	1,000	994		MASTR Asset Securitization Trust
		$1,497		5.25%, 12/25/2033	387	389
Mining - 0.60%				MASTR Asset Securitization Trust 2004-11
Teck Resources Ltd				5.00%, 12/25/2019	49	51
5.38%, 10/01/2015	500	536		MASTR Asset Securitization Trust 2004-9
Xstrata Finance Canada Ltd				5.00%, 09/25/2019	171	174
2.45%, 10/25/2017(a)	1,000	1,011		PHH Mortgage Trust Series 2008-CIM1
		$1,547		5.22%, 06/25/2038	1,163	1,179
				Prime Mortgage Trust 2005-2
Mortgage Backed Securities - 10.70%				5.25%, 07/25/2020(b)	411	418
Adjustable Rate Mortgage Trust 2004-2				RALI Series 2003-QS23 Trust
1.30%, 02/25/2035(b)	45	44		5.00%, 12/26/2018	667	679
Alternative Loan Trust 2004-J8				RALI Series 2004-QS3 Trust
6.00%, 02/25/2017	89	90		5.00%, 03/25/2019	194	201
Banc of America Alternative Loan Trust 2003-				Sequoia Mortgage Trust 2013-4
10				1.55%, 04/25/2043(b)	2,148	2,063
5.00%, 12/25/2018	324	332		Sequoia Mortgage Trust 2013-8
Banc of America Funding 2004-3 Trust				2.25%, 06/25/2043(b)	1,429	1,351
4.75%, 09/25/2019	225	231		Springleaf Mortgage Loan Trust
Banc of America Funding 2006-G Trust				1.27%, 06/25/2058(a),(b)	2,135	2,129
0.34%, 07/20/2036(b)	251	249		Springleaf Mortgage Loan Trust 2012-2
Banc of America Mortgage Trust 2004-8				2.22%, 10/25/2057(a)	1,559	1,589
5.25%, 10/25/2019	96	99		Springleaf Mortgage Loan Trust 2012-3
Banc of America Mortgage Trust 2005-2				1.57%, 12/25/2059(a),(b)	1,969	1,961
5.00%, 03/25/2020	17	17		2.66%, 12/25/2059(a),(b)	500	495
Banc of America Mortgage Trust 2005-7				Springleaf Mortgage Loan Trust 2013-2
5.00%, 08/25/2020	40	40		1.78%, 12/25/2065(a)	908	905
Cendant Mortgage Capital LLC CDMC				WaMu Mortgage Pass-Through Certificates
Mortgage Pass Through Ce Se 04 3				Series 2003-S8 Trust
4.89%, 06/25/2034(b)	14	14		5.00%, 09/25/2018	73	76
CHL Mortgage Pass-Through Trust 2003-28						$27,546
4.50%, 08/25/2033	45	45
CHL Mortgage Pass-Through Trust 2004-19				Oil & Gas - 5.00%
5.25%, 10/25/2034	68	68		BP Capital Markets PLC
CHL Mortgage Pass-Through Trust 2004-J1				1.85%, 05/05/2017	500	505
4.50%, 01/25/2019(b)	122	124		3.13%, 10/01/2015	1,000	1,045
CHL Mortgage Pass-Through Trust 2004-J7				3.63%, 05/08/2014	1,000	1,011
5.00%, 09/25/2019	205	212		Chevron Corp
Credit Suisse First Boston Mortgage Securities				1.72%, 06/24/2018	1,300	1,295
Corp				Ensco PLC
1.12%, 05/25/2034(b)	114	110		3.25%, 03/15/2016	1,750	1,827
5.00%, 09/25/2019	47	46		Phillips 66
5.00%, 10/25/2019	246	249		2.95%, 05/01/2017	1,500	1,560
Freddie Mac REMICS				Shell International Finance BV
0.62%, 06/15/2023(b)	6	6		3.10%, 06/28/2015	1,500	1,557
Ginnie Mae				Total Capital Canada Ltd
0.62%, 07/16/2054(b)	9,878	585		0.62%, 01/15/2016(b)	750	754
0.70%, 08/16/2051(b)	11,797	759		Total Capital International SA
0.87%, 02/16/2053(b)	17,106	1,273		1.55%, 06/28/2017	1,500	1,500
0.92%, 03/16/2052(b)	9,901	826		Total Capital SA
0.93%, 10/16/2054(b)	4,949	335		3.00%, 06/24/2015	1,750	1,813
0.94%, 06/16/2055(b)	9,978	650				$12,867
0.95%, 10/16/2054(b)	6,472	391
1.01%, 01/16/2055(b)	7,923	510		Oil & Gas Services - 0.82%
1.03%, 10/16/2054(b)	4,945	339		Schlumberger Investment SA
				1.95%, 09/14/2016(a)	1,000	1,020
1.03%, 02/16/2055(b)	9,890	558
1.06%, 03/16/2049(b)	14,631	984		Weatherford International Ltd/Bermuda
1.14%, 08/16/2042(b)	15,441	1,196		5.50%, 02/15/2016	1,000	1,084
1.15%, 06/16/2045(b)	12,644	1,015				$2,104
1.22%, 02/16/2046(b),(c)	9,961	853

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities - 4.51%				Real Estate - 0.54%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2004-R11				7.13%, 04/15/2018(a)	$500	$594
0.47%, 11/25/2034(b)	$82	$81		WEA Finance LLC / WT Finance Aust Pty
Ameriquest Mortgage Securities Inc Asset-				Ltd
Backed Pass-Through Ctfs Ser 2005-R1				5.75%, 09/02/2015(a)	750	809
0.61%, 03/25/2035(b)	800	787				$1,403
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R6				REITS- 1.66%
0.36%, 08/25/2035(b)	114	113		BioMed Realty LP
Carrington Mortgage Loan Trust Series 2005-				3.85%, 04/15/2016	1,000	1,044
FRE1				Health Care REIT Inc
0.44%, 12/25/2035(b)	157	156		3.63%, 03/15/2016	750	786
Carrington Mortgage Loan Trust Series 2005-				5.88%, 05/15/2015	1,000	1,066
NC4				Healthcare Realty Trust Inc
0.56%, 09/25/2035(b)	372	366		6.50%, 01/17/2017	750	841
Citigroup Mortgage Loan Trust Inc				Nationwide Health Properties Inc
0.59%, 07/25/2035(b)	134	132		6.00%, 05/20/2015	500	535
CNH Equipment Trust 2012-D						$4,272
0.45%, 04/15/2016	850	850		Savings & Loans - 0.00%
Countrywide Asset-Backed Certificates				Washington Mutual Bank / Henderson NV
0.61%, 08/25/2035(b)	1,062	1,054		0.00%, 01/15/2013(d)	200	—
Credit-Based Asset Servicing and
Securitization LLC
4.97%, 07/25/2035(b)	855	871		Semiconductors - 0.39%
FFMLT Trust 2005-FF2				Samsung Electronics America Inc
0.82%, 03/25/2035(b)	134	133		1.75%, 04/10/2017(a)	1,000	994
Fieldstone Mortgage Investment Trust Series
2005-1				Student Loan Asset Backed Securities - 1.23%
1.24%, 03/25/2035(b)	643	623		SLC Private Student Loan Trust 2010-B
First Franklin Mortgage Loan Trust 2005-FF4				3.67%, 07/15/2042(a),(b)	645	670
0.59%, 05/25/2035(b)	290	286		SLM Private Credit Student Loan Trust 2002-
First Franklin Mortgage Loan Trust 2005-FF9				A
0.44%, 10/25/2035(b)	43	43		0.79%, 12/16/2030(b)	1,043	1,017
Green Tree Home Improvement Loan Trust				SLM Private Education Loan Trust 2013-1
7.45%, 09/15/2025	2	2		0.77%, 08/15/2022(a),(b)	832	830
JP Morgan Mortgage Acquisition Corp 2005-				SLM Private Education Loan Trust 2013-B
OPT2				0.82%, 07/15/2022(a),(b)	650	649
0.45%, 12/25/2035(b)	600	579				$3,166
Mastr Specialized Loan Trust
1.41%, 11/25/2034(a),(b)	269	262		Telecommunications - 2.31%
Merrill Lynch Mortgage Investors Trust Series				AT&T Inc
2005-FM1				0.62%, 02/12/2016(b)	1,000	998
0.54%, 05/25/2036(b)	502	494		Verizon Communications Inc
PFS Financing Corp				1.99%, 09/14/2018(b)	500	526
0.67%, 04/17/2017(a),(b)	1,250	1,247		3.65%, 09/14/2018	1,500	1,588
0.72%, 02/15/2018(a),(b)	2,000	1,999		5.50%, 02/15/2018	750	847
Saxon Asset Securities Trust 2005-3				Vodafone Group PLC
0.53%, 11/25/2035(b)	450	442		0.62%, 02/19/2016(b)	1,000	999
Securitized Asset Backed Receivables LLC				1.63%, 03/20/2017	1,000	1,000
Trust 2006-OP1						$5,958
0.46%, 10/25/2035(b)	38	37
Springleaf Funding Trust 2013-A				Transportation - 0.29%
2.58%, 09/15/2021 (a),(b)	750	749		Ryder System Inc
Wachovia Mortgage Loan Trust Series 2005-				2.45%, 11/15/2018	750	742
WMC1
0.90%, 10/25/2035(b)	314	310		Trucking & Leasing - 1.00%
		$11,616		Penske Truck Leasing Co Lp / PTL Finance
				Corp
Pharmaceuticals - 1.74%				2.50%, 03/15/2016(a)	1,000	1,024
AbbVie Inc				3.13%, 05/11/2015(a)	1,500	1,543
1.20%, 11/06/2015	3,000	3,030				$2,567
Merck & Co Inc				TOTAL BONDS		$240,289
1.10%, 01/31/2018	1,500	1,458		U.S. GOVERNMENT & GOVERNMENT	Principal
		$4,488		AGENCY OBLIGATIONS - 1.46%	Amount (000's)	Value(000	's)
Pipelines - 0.33%				Federal Home Loan Mortgage Corporation (FHLMC) -
DCP Midstream LLC				0.03%
5.38%, 10/15/2015(a)	810	862		2.24%, 11/01/2021(b)	$2	$2
				2.38%, 09/01/2035(b)	62	66
				6.00%, 05/01/2017	17	17

See accompanying notes.

Schedule of Investments
Short-Term Income Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				Banks (continued)
				Investment in Joint Trading Account; Merrill	$1,335	$1,335
9.50%, 08/01/2016	$2	$2		Lynch Repurchase Agreement; 0.01%
		$87		dated 12/31/2013 maturing 01/02/2014
Federal National Mortgage Association (FNMA) - 0.24%				(collateralized by US Government
1.88%, 04/01/2033(b)	179	190		Securities; $1,361,575; 0.00% - 7.13%;
2.30%, 02/01/2037(b)	92	98		dated 01/02/14 - 09/15/39)
2.35%, 07/01/2034(b)	80	85				$4,205
2.35%, 08/01/2034(b)	30	32		TOTAL REPURCHASE AGREEMENTS		$4,205
2.36%, 01/01/2035(b)	11	11		Total Investments		$248,236
2.41%, 11/01/2032(b)	11	11		Other Assets in Excess of Liabilities, Net - 3.56%		$9,163
2.41%, 12/01/2032(b)	42	44		TOTAL NET ASSETS - 100.00%		$257,399
2.42%, 02/01/2035(b)	10	11
2.62%, 01/01/2035(b)	49	53
2.63%, 12/01/2033(b)	30	30		(a)	Security exempt from registration under Rule 144A of the Securities Act of
4.21%, 11/01/2035(b)	3	3		1933. These securities may be resold in transactions exempt from
5.60%, 04/01/2019(b)	1	2		registration, normally to qualified institutional buyers. Unless otherwise
8.00%, 05/01/2027	31	34		indicated, these securities are not considered illiquid. At the end of the
8.50%, 11/01/2017	2	2		period, the value of these securities totaled $59,937 or 23.29% of net
		$606		assets.
Government National Mortgage Association (GNMA) -				(b)	Variable Rate. Rate shown is in effect at December 31, 2013.
0.02%				(c)	Fair value of these investments is determined in good faith by the
9.00%, 12/15/2020	3	3		Manager under procedures established and periodically reviewed by the
9.00%, 04/20/2025	1	1		Board of Directors. At the end of the period, the fair value of these
10.00%, 02/15/2025	2	2		securities totaled $853 or 0.33% of net assets.
10.00%, 12/15/2020	1	1		(d) Non-Income Producing Security
11.00%, 12/15/2015	1	1
10.00%, 04/15/2025	1	1
10.00%, 06/15/2020	7	8		Portfolio Summary (unaudited)
10.00%, 09/15/2018	3	3		Sector		Percent
10.00%, 09/15/2018	2	2		Financial		33 .44%
10.00%, 05/15/2020	6	6		Asset Backed Securities		22 .36%
10.00%, 02/15/2019	21	21		Mortgage Securities		10.99%
		$49		Energy		6 .15%
U.S. Treasury - 1.17%				Consumer, Non-cyclical		5 .97%
0.25%, 08/15/2015	3,000	3,000		Government		4 .65%
				Utilities		4 .55%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Communications		2.89%
OBLIGATIONS		$3,742		Industrial		1 .88%
	Maturity			Basic Materials		1 .61%
REPURCHASE AGREEMENTS - 1.63%	Amount (000's)	Value(000	's)	Consumer, Cyclical		1 .37%
				Technology		0.58%
Banks- 1.63%				Other Assets in Excess of Liabilities, Net		3.56%
Investment in Joint Trading Account; Barclays $	1,168	$1,168		TOTAL NET ASSETS		100.00%
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,191,378; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,168	1,168
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,191,378; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	534	534
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $544,630; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2013

COMMON STOCKS - 97.47%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Airlines - 0.68%					Commercial Services (continued)
Spirit Airlines Inc (a)	9,700		$440		RPX Corp (a)	15,124		$256
					Team Health Holdings Inc (a)	9,480		432
Apparel - 1.39%					Towers Watson & Co	3,340		426
Iconix Brand Group Inc (a)	7,239		287		Viad Corp	3,280		91
Skechers U.S.A. Inc (a)	18,590		616					$4,325
			$903		Computers - 4.01%
					CACI International Inc (a)	5,410		396
Automobile Parts & Equipment - 0.81%					Manhattan Associates Inc (a)	7,300		858
Tower International Inc (a)	24,470		524
					Netscout Systems Inc (a)	22,010		651
					Nimble Storage Inc (a)	5,270		239
Banks - 7.88%					Syntel Inc (a)	5,020		456
BankUnited Inc	20,630		679					$2,600
Banner Corp	7,032		315
BBCN Bancorp Inc	23,492		390		Diversified Financial Services - 2.15%
First Interstate Bancsystem Inc	9,620		273		Evercore Partners Inc - Class A	4,190		251
First Merchants Corp	3,269		74		Medley Capital Corp	17,240		239
First of Long Island Corp/The	2,390		103		Nelnet Inc	4,678		197
					Springleaf Holdings Inc (a)	10,648		269
FirstMerit Corp	38,210		849
Glacier Bancorp Inc	12,147		362		Waddell & Reed Financial Inc	6,702		436
Hanmi Financial Corp	13,477		295					$1,392
Susquehanna Bancshares Inc	60,360		775		Electric - 2.92%
Webster Financial Corp	17,970		560		Avista Corp	15,146		427
WesBanco Inc	6,800		218		NRG Yield Inc	12,030		481
Western Alliance Bancorp (a)	8,886		212		UNS Energy Corp	16,414		983
			$5,105					$1,891

Biotechnology - 3.61%					Electrical Components & Equipment - 1.94%
Acceleron Pharma Inc (a)	1,580		63		EnerSys Inc	13,740		963
Acorda Therapeutics Inc (a)	1,590		46		Generac Holdings Inc	5,192		294
Alnylam Pharmaceuticals Inc (a)	2,230		144					$1,257
BIND Therapeutics Inc (a)	12,004		181
Bluebird Bio Inc (a)	1,958		41		Electronics - 1.67%
Cambrex Corp (a)	5,240		93		FEI Co	8,700		777
Cellular Dynamics International Inc (a)	5,095		84		Fluidigm Corp (a)	3,078		118
Cubist Pharmaceuticals Inc (a)	1,610		111		Stoneridge Inc (a)	14,800		189
Cytokinetics Inc (a)	12,869		84					$1,084
Cytokinetics Inc - Warrants (a),(b),(c)	12,207		3
Exact Sciences Corp (a)	11,747		137		Energy - Alternate Sources - 1.05%
Fate Therapeutics Inc (a)	7,900		50		Pattern Energy Group Inc	22,360		678
Foundation Medicine Inc (a)	3,000		72
Insmed Inc (a)	6,610		112		Engineering & Construction - 1.86%
Karyopharm Therapeutics Inc (a)	4,220		97		EMCOR Group Inc	18,040		765
MacroGenics Inc (a)	2,954		81		MasTec Inc (a)	13,440		440
Marrone Bio Innovations Inc (a)	4,900		87					$1,205
Medicines Co/The (a)	7,750		299
NewLink Genetics Corp (a)	2,860		63		Food - 0.46%
					Sprouts Farmers Market Inc (a)	7,730		297
NPS Pharmaceuticals Inc (a)	7,454		226
RTI Surgical Inc (a)	33,168		117
Seattle Genetics Inc (a)	1,950		78		Gas - 0.57%
Sunesis Pharmaceuticals Inc (a)	14,600		69		Southwest Gas Corp	6,610		370
			$2,338

Building Materials - 1.25%					Healthcare - Products - 1.57%
Eagle Materials Inc	2,740		212		Cantel Medical Corp	5,616		190
PGT Inc (a)	27,080		274		Cynosure Inc (a)	8,382		224
Trex Co Inc (a)	4,030		321		DexCom Inc (a)	6,220		220
			$807		Insulet Corp (a)	5,670		210
					LDR Holding Corp (a)	1,570		37
Chemicals - 1.25%					LipoScience Inc (a)	6,100		26
Axiall Corp	4,240		201		STAAR Surgical Co (a)	6,900		112
Landec Corp (a)	5,930		72
OM Group Inc (a)	14,810		539					$1,019
			$812		Healthcare - Services - 3.02%
					Centene Corp (a)	7,130		420
Commercial Services - 6.68%					Envision Healthcare Holdings Inc (a)	15,700		558
ABM Industries Inc	16,720		478		Gentiva Health Services Inc (a)	6,280		78
Corporate Executive Board Co	5,100		395		HealthSouth Corp	27,020		900
Huron Consulting Group Inc (a)	8,260		518
Korn/Ferry International (a)	27,000		705					$1,956
On Assignment Inc (a)	10,600		370
PAREXEL International Corp (a)	14,480		654

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Home Builders - 0.60%					REITS- 4.25%
KB Home	21,310		$390		American Assets Trust Inc	5,700		$179
					Extra Space Storage Inc	8,230		347
					First Industrial Realty Trust Inc	44,930		784
Insurance - 4.91%					RLJ Lodging Trust	33,300		810
American Equity Investment Life Holding Co	36,606		966		Weingarten Realty Investors	23,080		633
CNO Financial Group Inc	38,470		680
Fidelity & Guaranty Life (a)	15,452		293					$2,753
Horace Mann Educators Corp	14,380		453		Retail - 12.53%
StanCorp Financial Group Inc	5,700		378		ANN Inc (a)	20,770		759
Validus Holdings Ltd	10,191		411		Brown Shoe Co Inc	31,310		881
			$3,181		Conn's Inc (a)	14,350		1,131
					Container Store Group Inc/The (a)	11,990		559
Internet - 3.15%
Barracuda Networks Inc (a)	11,466		455		Haverty Furniture Cos Inc	10,410		326
					Kirkland's Inc (a)	9,531		226
CDW Corp/DE	27,513		643		Office Depot Inc (a)	171,666		908
FireEye Inc (a)	2,490		109
IntraLinks Holdings Inc (a)	20,830		252		Penske Automotive Group Inc	12,585		594
					Red Robin Gourmet Burgers Inc (a)	7,404		545
Mavenir Systems Inc (a)	15,600		174
					Rite Aid Corp (a)	193,970		981
Overstock.com Inc (a)	8,620		265
Stamps.com Inc (a)	3,310		139		Stein Mart Inc	18,400		247
					Susser Holdings Corp (a)	6,830		447
			$2,037		Wendy's Co/The	59,180		516
Machinery - Construction & Mining - 0.52%								$8,120
Terex Corp	8,000		336		Savings & Loans - 0.93%
					Oritani Financial Corp	15,312		246
Machinery - Diversified - 0.40%					Provident Financial Services Inc	18,550		358
Albany International Corp	7,240		260					$604

					Semiconductors - 1.04%
Media - 0.93%					Entegris Inc (a)	58,290		676
Cumulus Media Inc (a)	78,030		603

					Software - 7.15%
Metal Fabrication & Hardware - 1.64%					Acxiom Corp (a)	27,630		1,022
Mueller Water Products Inc - Class A	33,390		313		Advent Software Inc	17,375		608
Worthington Industries Inc	17,850		751		Aspen Technology Inc (a)	24,310		1,016
			$1,064		Blackbaud Inc	9,510		358
					CommVault Systems Inc (a)	7,210		540
Mining - 0.60%					MedAssets Inc (a)	9,510		189
US Silica Holdings Inc	11,450		391		Rocket Fuel Inc (a)	2,219		136
					SYNNEX Corp (a)	10,550		711
Miscellaneous Manufacturing - 1.43%					Veeva Systems Inc (a)	1,590		51
Crane Co	13,770		926					$4,631

					Telecommunications - 3.08%
Oil & Gas - 4.22%					ARRIS Group Inc (a)	34,669		845
Carrizo Oil & Gas Inc (a)	11,820		529		Plantronics Inc	12,530		582
EPL Oil & Gas Inc (a)	19,410		553		RF Micro Devices Inc (a)	109,980		567
Kodiak Oil & Gas Corp (a)	57,220		642					$1,994
Penn Virginia Corp (a)	56,480		533
Western Refining Inc	11,180		474		Textiles - 0.54%
			$2,731		G&K Services Inc	5,659		352

Oil & Gas Services - 0.45%
Flotek Industries Inc (a)	14,487		291		Transportation - 1.12%
					Gulfmark Offshore Inc	9,990		471
					Navigator Holdings Ltd (a)	9,500		256
Pharmaceuticals - 2.99%								$727
Agios Pharmaceuticals Inc (a)	1,581		38		TOTAL COMMON STOCKS			$63,150
Aratana Therapeutics Inc (a)	9,871		189			Maturity
Array BioPharma Inc (a)	30,400		152		REPURCHASE AGREEMENTS - 1.48%	Amount (000's)		Value(000	's)
Clovis Oncology Inc (a)	1,930		116
KaloBios Pharmaceuticals Inc (a)	20,122		89		Banks- 1.48%
Keryx Biopharmaceuticals Inc (a)	9,180		119		Investment in Joint Trading Account; Barclays $	266		$266
Medivation Inc (a)	1,490		95		Bank PLC Repurchase Agreement; 0.01%
Orexigen Therapeutics Inc (a)	19,340		109		dated 12/31/2013 maturing 01/02/2014
Prestige Brands Holdings Inc (a)	21,880		783		(collateralized by US Government
Relypsa Inc (a)	6,210		155		Securities; $270,891; 0.63% - 0.75%; dated
Vanda Pharmaceuticals Inc (a)	7,391		92		05/31/17 - 02/28/18)
			$1,937

Publicly Traded Investment Fund - 0.22%
THL Credit Inc	8,690		143

See accompanying notes.

Schedule of Investments
SmallCap Blend Account
December 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Credit	$266	$266
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $270,891; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	121	121
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $123,835; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	304	303
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $309,588; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$956
TOTAL REPURCHASE AGREEMENTS		$956
Total Investments		$64,106
Other Assets in Excess of Liabilities, Net - 1.05%		$679
TOTAL NET ASSETS - 100.00%		$64,785

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		21 .82%
Consumer, Non-cyclical		18 .33%
Consumer, Cyclical		16 .55%
Technology		12 .20%
Industrial		11 .83%
Communications		7 .16%
Energy		5 .72%
Utilities		3 .49%
Basic Materials		1 .85%
Other Assets in Excess of Liabilities, Net		1 .05%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	13	$1,464		$1,510	$46
Total						$46

Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS - 96.41%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Biotechnology - 6.29%
MDC Partners Inc	343	$9		Acorda Therapeutics Inc (a)	707	$21
				Aegerion Pharmaceuticals Inc (a)	2,696	192
				Alnylam Pharmaceuticals Inc (a)	13,560	872
Aerospace & Defense - 0.56%				AMAG Pharmaceuticals Inc (a)	583	14
Astronics Corp (a)	5,136	262
				Arena Pharmaceuticals Inc (a),(b)	3,338	19
Cubic Corp	38	2		BIND Therapeutics Inc (a),(b)	19,990	302
GenCorp Inc (a)	849	15
				Biotime Inc (a),(b)	1,035	4
HEICO Corp	1,029	60		Bluebird Bio Inc (a),(b)	164	3
Innovative Solutions & Support Inc (a)	347	2
				Cambrex Corp (a)	39,851	710
Kaman Corp	492	19		Celldex Therapeutics Inc (a)	1,335	32
M/A-COM Technology Solutions Holdings Inc	270	5		Chelsea Therapeutics International Ltd (a)	1,880	8
(a)
				Curis Inc (a)	1,670	5
Moog Inc (a)	112	8
				Emergent Biosolutions Inc (a)	144	3
Teledyne Technologies Inc (a)	205	19
				Epizyme Inc (a),(b)	159	3
		$392		Exact Sciences Corp (a)	1,083	13
Agriculture - 0.04%				Exelixis Inc (a),(b)	2,856	17
Tejon Ranch Co (a)	358	13		Halozyme Therapeutics Inc (a)	1,363	20
Vector Group Ltd	700	12		ImmunoGen Inc (a)	1,143	17
		$25		Intercept Pharmaceuticals Inc (a)	5,891	402
				InterMune Inc (a)	1,320	19
Airlines - 1.92%				Intrexon Corp (a),(b)	8,430	201
Allegiant Travel Co	232	25		Lexicon Pharmaceuticals Inc (a)	5,924	11
Republic Airways Holdings Inc (a)	726	8		Ligand Pharmaceuticals Inc (a)	308	16
SkyWest Inc	93	1		MacroGenics Inc (a)	8,750	240
Spirit Airlines Inc (a)	28,659	1,301		Medicines Co/The (a)	1,102	43
		$1,335		Momenta Pharmaceuticals Inc (a)	609	11
Apparel - 0.27%				NeoGenomics Inc (a)	905	3
Crocs Inc (a)	1,345	21		Novavax Inc (a),(b)	2,884	15
G-III Apparel Group Ltd (a)	225	17		NPS Pharmaceuticals Inc (a)	24,314	738
Iconix Brand Group Inc (a)	469	19		OncoGenex Pharmaceutical Inc (a)	406	3
Oxford Industries Inc	216	18		Onconova Therapeutics Inc (a),(b)	140	2
Quiksilver Inc (a)	1,494	13		PDL BioPharma Inc (b)	2,444	21
RG Barry Corp	22	—		PTC Therapeutics Inc (a),(b)	226	4
Steven Madden Ltd (a)	1,084	40		Puma Biotechnology Inc (a)	344	36
				Repligen Corp (a)	837	11
Wolverine World Wide Inc	1,806	61		Sangamo Biosciences Inc (a)	946	13
		$189		Sequenom Inc (a)	3,224	8
Automobile Manufacturers - 0.00%				Stemline Therapeutics Inc (a)	250	5
Wabash National Corp (a)	148	2		Sunesis Pharmaceuticals Inc (a)	874	4
				Verastem Inc (a),(b)	26,287	300
Automobile Parts & Equipment - 0.23%						$4,361
American Axle & Manufacturing Holdings Inc	824	17		Building Materials - 3.86%
(a)				AAON Inc	510	16
Cooper Tire & Rubber Co	204	5		Apogee Enterprises Inc	8,883	319
Dana Holding Corp	329	6		Boise Cascade Co (a)	329	10
Dorman Products Inc (a)	454	25		Comfort Systems USA Inc	257	5
Gentherm Inc (a)	587	16		Drew Industries Inc	401	21
Standard Motor Products Inc	385	14		Headwaters Inc (a)	1,134	11
Tenneco Inc (a)	1,095	62		Louisiana-Pacific Corp (a)	1,764	33
Titan International Inc	630	11		Nortek Inc (a)	239	18
Tower International Inc (a)	168	4		Patrick Industries Inc (a)	179	5
		$160		PGT Inc (a)	896	9
Banks - 5.21%				Simpson Manufacturing Co Inc	89	3
				Texas Industries Inc (a)	312	21
Bank of the Ozarks Inc	20,043	1,134		Trex Co Inc (a)	19,465	1,548
CoBiz Financial Inc	36,343	435		US Concrete Inc (a)	371	8
Customers Bancorp Inc (a)	14,933	305
				USG Corp (a)	22,984	653
First Financial Bankshares Inc (b)	487	32
First Internet Bancorp	4,090	92				$2,680
First NBC Bank Holding Co (a)	19,130	618		Chemicals - 1.34%
Home BancShares Inc/AR	322	12		Aceto Corp	170	4
PacWest Bancorp	1,230	52		American Pacific Corp (a)	159	6
SVB Financial Group (a)	8,925	936		American Vanguard Corp	500	12
		$3,616		Balchem Corp	517	30
				Chemtura Corp (a)	1,513	42
Beverages - 0.06%				Ferro Corp (a)	1,267	16
Boston Beer Co Inc/The (a)	128	31
Coca-Cola Bottling Co Consolidated	127	9		HB Fuller Co	895	47
		$40		Innophos Holdings Inc	338	17
				Innospec Inc	377	17
				KMG Chemicals Inc	184	3

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Computers - 0.61%
Landec Corp (a)	700		$9		Datalink Corp (a)	509		$6
Oil-Dri Corp of America	32		1		Electronics For Imaging Inc (a)	446		17
Olin Corp	915		26		FleetMatics Group PLC (a)	458		20
OM Group Inc (a)	56		2		iGate Corp (a)	629		25
OMNOVA Solutions Inc (a)	1,298		12		Immersion Corp (a)	692		7
PolyOne Corp	18,638		659		j2 Global Inc	844		42
Quaker Chemical Corp	86		7		Luxoft Holding Inc (a)	95		4
Stepan Co	199		13		Manhattan Associates Inc (a)	358		42
Zep Inc	235		4		Maxwell Technologies Inc (a)	785		6
			$927		MTS Systems Corp	283		20
					Netscout Systems Inc (a)	666		20
Commercial Services - 2.57%					Qualys Inc (a)	417		10
Accretive Health Inc (a)	1,583		15		Silicon Graphics International Corp (a)	910		12
Advisory Board Co/The (a)	541		34		Synaptics Inc (a)	589		30
American Public Education Inc (a)	312		14		Syntel Inc (a)	279		25
AMN Healthcare Services Inc (a)	1,268		19
					Transact Technologies Inc	3,980		50
Barrett Business Services Inc	190		18		Uni-Pixel Inc (a),(b)	6,286		63
Brink's Co/The	601		21		Unisys Corp (a)	60		2
Capella Education Co	196		13		Virtusa Corp (a)	370		14
Cardtronics Inc (a)	825		36		Vocera Communications Inc (a)	488		8
Carriage Services Inc	424		8					$423
Chemed Corp (b)	329		25
Corporate Executive Board Co	603		47		Consumer Products - 0.11%
Corvel Corp (a)	304		14		Blyth Inc (b)	255		3
CoStar Group Inc (a)	524		97		Costa Inc (a)	236		5
Deluxe Corp	584		30		Spectrum Brands Holdings Inc	393		28
Electro Rent Corp	262		5		Tumi Holdings Inc (a)	841		19
Euronet Worldwide Inc (a)	904		43		WD-40 Co	285		21
EVERTEC Inc	454		11					$76
ExamWorks Group Inc (a)	522		16
ExlService Holdings Inc (a)	589		16		Cosmetics & Personal Care - 0.04%
					Elizabeth Arden Inc (a)	399		14
Forrester Research Inc	339		13
Franklin Covey Co (a)	168		3		Inter Parfums Inc	306		11
Grand Canyon Education Inc (a)	802		35		Revlon Inc (a)	102		3
H&E Equipment Services Inc (a)	19,273		571					$28
Hackett Group Inc/The	212		1		Distribution & Wholesale - 3.71%
Healthcare Services Group Inc	1,050		30		Beacon Roofing Supply Inc (a)	755		31
Heartland Payment Systems Inc	668		33		Core-Mark Holding Co Inc	43		3
HMS Holdings Corp (a)	1,527		35		Houston Wire & Cable Co	159		2
Huron Consulting Group Inc (a)	84		5		MWI Veterinary Supply Inc (a)	10,849		1,851
Insperity Inc	404		15		Owens & Minor Inc	365		13
ITT Educational Services Inc (a),(b)	413		14		Pool Corp	838		49
JTH Holding Inc (a)	116		3		Watsco Inc	396		38
K12 Inc (a)	748		16		WESCO International Inc (a)	6,470		589
Kforce Inc	690		14					$2,576
Landauer Inc	267		14
LifeLock Inc (a)	1,074		18		Diversified Financial Services - 2.28%
Matthews International Corp	328		14		BGC Partners Inc	2,184		13
MAXIMUS Inc	1,233		54		Blackhawk Network Holdings Inc (a)	8,648		219
Medifast Inc (a)	388		10		Cohen & Steers Inc (b)	336		14
MoneyGram International Inc (a)	143		3		Credit Acceptance Corp (a)	122		16
Monro Muffler Brake Inc	549		31		Diamond Hill Investment Group Inc	75		9
Multi-Color Corp	201		8		Ellie Mae Inc (a)	475		13
National Research Corp (a)	104		2		Encore Capital Group Inc (a)	345		17
Odyssey Marine Exploration Inc (a)	2,007		4		Evercore Partners Inc - Class A	11,086		662
On Assignment Inc (a)	810		28		Financial Engines Inc	4,615		321
PAREXEL International Corp (a)	982		44		FXCM Inc	1,009		18
Performant Financial Corp (a)	603		6		GAMCO Investors Inc	161		14
Providence Service Corp/The (a)	286		7		Greenhill & Co Inc	433		25
RPX Corp (a)	122		2		Higher One Holdings Inc (a)	903		9
Sotheby's	1,200		64		INTL. FCStone Inc (a)	122		2
Steiner Leisure Ltd (a)	126		6		MarketAxess Holdings Inc	664		44
Strayer Education Inc (a)	292		10		Outerwall Inc (a),(b)	512		35
Team Health Holdings Inc (a)	1,186		54		Portfolio Recovery Associates Inc (a)	897		47
Team Inc (a)	369		16		Pzena Investment Management Inc	225		3
TeleTech Holdings Inc (a)	349		8		Regional Management Corp (a)	74		3
TrueBlue Inc (a)	718		19		Virtus Investment Partners Inc (a)	105		21
VistaPrint NV (a)	595		34		WageWorks Inc (a)	440		26
WEX Inc (a)	597		59		Westwood Holdings Group Inc	181		11
			$1,785		WisdomTree Investments Inc (a)	1,542		27

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Environmental Control (continued)
World Acceptance Corp (a),(b)	160		$14		Darling International Inc (a)	888		$19
			$1,583		Mine Safety Appliances Co	499		26
					Pure Cycle Corp (a)	473		3
Electric - 0.02%					Tetra Tech Inc (a)	136		4
EnerNOC Inc (a)	254		5
Pike Corp (a)	395		4		US Ecology Inc	337		12
UNS Energy Corp	69		4					$102
			$13		Food - 0.56%
					Annie's Inc (a)	375		16
Electrical Components & Equipment - 1.50%					B&G Foods Inc	820		28
Acuity Brands Inc	7,273		796		Boulder Brands Inc (a)	859		13
Advanced Energy Industries Inc (a)	659		15
					Calavo Growers Inc	333		10
Belden Inc	709		50		Cal-Maine Foods Inc	196		12
Coleman Cable Inc	243		6		Hain Celestial Group Inc (a)	702		64
Encore Wire Corp	71		4		Harris Teeter Supermarkets Inc	155		8
EnerSys Inc	278		20		J&J Snack Foods Corp	275		24
Generac Holdings Inc	925		52		Lancaster Colony Corp	285		25
Graham Corp	269		10		Lifeway Foods Inc	122		2
Insteel Industries Inc	456		10		Nutrisystem Inc	802		13
Littelfuse Inc	364		34		Pilgrim's Pride Corp (a)	1,147		19
SunPower Corp (a),(b)	738		22
Universal Display Corp (a)	624		21		Sanderson Farms Inc	424		31
					SUPERVALU Inc (a)	2,849		21
			$1,040		Tootsie Roll Industries Inc	489		16
Electronics - 2.37%					TreeHouse Foods Inc (a)	444		30
Analogic Corp	148		13		United Natural Foods Inc (a)	757		57
Applied Optoelectronics Inc (a)	20,650		310		Village Super Market Inc	111		3
Badger Meter Inc	274		15					$392
Coherent Inc (a)	369		27
Control4 Corp (a),(b)	8,250		146		Forest Products & Paper - 0.17%
					Clearwater Paper Corp (a)	305		16
ESCO Technologies Inc	210		7		Deltic Timber Corp	172		12
FARO Technologies Inc (a)	8,803		513		KapStone Paper and Packaging Corp (a)	727		40
FEI Co	758		68		Neenah Paper Inc	46		2
Fluidigm Corp (a)	444		17
InvenSense Inc (a),(b)	1,016		21		Orchids Paper Products Co	143		5
Measurement Specialties Inc (a)	251		15		PH Glatfelter Co	650		18
					Schweitzer-Mauduit International Inc	389		20
Mesa Laboratories Inc	70		6		Xerium Technologies Inc (a)	295		5
Methode Electronics Inc	10,923		373					$118
NVE Corp (a)	135		8
OSI Systems Inc (a)	282		15		Gas - 0.01%
Rofin-Sinar Technologies Inc (a)	53		1		South Jersey Industries Inc	160		9
Rogers Corp (a)	176		11
Stoneridge Inc (a)	648		8
Taser International Inc (a)	936		15		Hand & Machine Tools - 0.04%
Watts Water Technologies Inc	57		4		Franklin Electric Co Inc	686		31
Woodward Inc	1,067		49
			$1,642		Healthcare - Products - 3.65%
					Abaxis Inc (a)	394		16
Energy - Alternate Sources - 0.02%					ABIOMED Inc (a)	684		18
Clean Energy Fuels Corp (a),(b)	1,051		14		Accuray Inc (a)	2,078		18
FutureFuel Corp	144		2		Align Technology Inc (a)	1,274		73
Renewable Energy Group Inc (a)	106		1		ArthroCare Corp (a)	407		16
			$17		AtriCure Inc (a)	565		11
Engineering & Construction - 0.08%					Atrion Corp	44		13
Aegion Corp (a)	122		3		Biolase Inc (a)	1		—
Exponent Inc	237		18		Cantel Medical Corp	577		20
MasTec Inc (a)	1,051		34		Cardiovascular Systems Inc (a)	367		13
			$55		Cepheid Inc (a)	12,549		586
					Cerus Corp (a)	1,952		13
Entertainment - 1.97%					Cyberonics Inc (a)	482		32
Carmike Cinemas Inc (a)	11,980		334		Cynosure Inc (a)	12,695		339
Churchill Downs Inc	242		22		DexCom Inc (a)	1,220		43
Multimedia Games Holding Co Inc (a)	29,869		937		Endologix Inc (a)	1,109		19
National CineMedia Inc	457		9		Exactech Inc (a)	56		1
Pinnacle Entertainment Inc (a)	824		21		Female Health Co/The	579		5
Vail Resorts Inc	551		41		GenMark Diagnostics Inc (a)	1,005		13
			$1,364		Genomic Health Inc (a)	452		13
					Globus Medical Inc (a)	943		19
Environmental Control - 0.15%					Haemonetics Corp (a)	890		37
Advanced Emissions Solutions Inc (a)	282		15
					Hanger Inc (a)	407		16
Calgon Carbon Corp (a)	927		19
					HeartWare International Inc (a)	286		27
Ceco Environmental Corp	237		4		ICU Medical Inc (a)	206		13

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Insurance - 1.20%
Insulet Corp (a)	933		$35		American Equity Investment Life Holding Co	133		$4
Integra LifeSciences Holdings Corp (a)	290		14		Amtrust Financial Services Inc	19,719		645
LDR Holding Corp (a),(b)	1,130		27		Argo Group International Holdings Ltd	249		12
LipoScience Inc (a)	16,815		71		Crawford & Co	267		2
Luminex Corp (a)	653		13		eHealth Inc (a)	283		13
Masimo Corp (a)	849		25		Employers Holdings Inc	606		19
Merge Healthcare Inc (a)	1,801		4		HCI Group Inc (b)	251		13
Meridian Bioscience Inc	732		19		Health Insurance Innovations Inc (a)	7,755		78
MiMedx Group Inc (a)	2,307		20		Infinity Property & Casualty Corp	155		11
NanoString Technologies Inc (a)	18,563		320		Maiden Holdings Ltd	179		2
Natus Medical Inc (a)	492		11		MGIC Investment Corp (a)	3,054		26
NuVasive Inc (a)	253		8		Third Point Reinsurance Ltd (a)	190		4
NxStage Medical Inc (a)	1,638		16		United Fire Group Inc	45		1
PhotoMedex Inc (a),(b),(c)	120		2					$830
Quidel Corp (a)	502		16
Spectranetics Corp (a)	713		18		Internet - 5.10%
STAAR Surgical Co (a)	923		15		1-800-Flowers.com Inc (a)	560		3
					Blucora Inc (a)	464		14
STERIS Corp	1,018		49		Blue Nile Inc (a)	339		16
SurModics Inc (a)	392		10
Tandem Diabetes Care Inc (a)	1,640		42		Brightcove Inc (a)	35,041		495
TearLab Corp (a),(b)	774		7		BroadSoft Inc (a)	432		12
Thoratec Corp (a)	8,480		310		ChannelAdvisor Corp (a)	14,670		612
					Chegg Inc (a)	31,220		266
Utah Medical Products Inc	92		5
Vascular Solutions Inc (a)	466		11		Cogent Communications Group Inc	828		33
Volcano Corp (a)	962		21		comScore Inc (a)	640		18
					Constant Contact Inc (a)	554		17
West Pharmaceutical Services Inc	1,194		59		Dealertrack Technologies Inc (a)	609		29
Zeltiq Aesthetics Inc (a)	488		9
					Dice Holdings Inc (a)	1,093		8
			$2,531		eGain Corp (a)	348		4
Healthcare - Services - 2.40%					Global Eagle Entertainment Inc (a)	12,280		183
Acadia Healthcare Co Inc (a)	23,725		1,123		Global Sources Ltd (a)	90		1
Air Methods Corp (a)	680		40		HealthStream Inc (a)	564		18
Alliance HealthCare Services Inc (a)	52		1		HomeAway Inc (a)	22,765		931
Amsurg Corp (a)	249		11		Lionbridge Technologies Inc (a)	1,528		9
Bio-Reference Labs Inc (a),(b)	685		18		Liquidity Services Inc (a),(b)	696		16
Capital Senior Living Corp (a)	785		19		magicJack VocalTec Ltd (a)	285		3
Centene Corp (a)	948		56		Move Inc (a)	1,117		18
Emeritus Corp (a)	695		15		NIC Inc	1,169		29
Ensign Group Inc/The	321		14		OpenTable Inc (a)	419		33
Gentiva Health Services Inc (a)	846		11		Orbitz Worldwide Inc (a)	655		5
HealthSouth Corp	1,260		42		Overstock.com Inc (a)	319		10
Healthways Inc (a)	609		9		Perficient Inc (a)	119		3
IPC The Hospitalist Co Inc (a)	302		18		Responsys Inc (a)	937		26
Molina Healthcare Inc (a)	489		17		RetailMeNot Inc (a)	190		5
Skilled Healthcare Group Inc (a)	485		2		Saba Software Inc (a)	34,441		422
Surgical Care Affiliates Inc (a)	7,470		260		Sapient Corp (a)	1,993		35
US Physical Therapy Inc	328		12		Shutterfly Inc (a)	586		30
			$1,668		Shutterstock Inc (a)	138		12
					SPS Commerce Inc (a)	231		15
Home Builders - 1.03%					Stamps.com Inc (a)	352		15
Cavco Industries Inc (a)	166		11		support.com Inc (a)	1,409		5
KB Home	1,274		23		Travelzoo Inc (a)	194		4
Meritage Homes Corp (a)	8,691		417		Trulia Inc (a)	425		15
Ryland Group Inc/The	716		31		ValueClick Inc (a)	1,383		32
Taylor Morrison Home Corp (a)	9,739		219		VirnetX Holding Corp (a),(b)	668		13
Winnebago Industries Inc (a)	495		14		Web.com Group Inc (a)	639		20
			$715		WebMD Health Corp (a)	580		23
Home Furnishings - 0.39%					XO Group Inc (a)	715		11
American Woodmark Corp (a)	268		11		Yelp Inc (a)	453		31
Daktronics Inc	245		4		Zillow Inc (a),(b)	418		34
DTS Inc/CA (a)	512		12		Zix Corp (a)	1,635		7
iRobot Corp (a)	496		17					$3,541
La-Z-Boy Inc	363		11		Leisure Products & Services - 0.69%
Select Comfort Corp (a)	9,654		203
TiVo Inc (a)	1,082		14		Arctic Cat Inc	232		13
					Black Diamond Inc (a)	26,007		347
Universal Electronics Inc (a)	39		2
					Brunswick Corp/DE	1,540		71
			$274		Interval Leisure Group Inc	713		22
Housewares - 0.02%					Life Time Fitness Inc (a)	346		16
Libbey Inc (a)	578		12		Nautilus Inc (a)	838		7
								$476

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Lodging - 0.04%					Office Furnishings - 0.15%
Boyd Gaming Corp (a)	1,065		$12		Herman Miller Inc	1,035		$31
Caesars Entertainment Corp (a)	556		12		HNI Corp	772		30
Monarch Casino & Resort Inc (a)	127		2		Interface Inc	920		20
			$26		Knoll Inc	869		16
					Steelcase Inc	286		4
Machinery - Construction & Mining - 0.02%								$101
Hyster-Yale Materials Handling Inc	185		17
					Oil & Gas - 4.04%
					Abraxas Petroleum Corp (a)	2,254		7
Machinery - Diversified - 2.03%					Apco Oil and Gas International Inc (a)	47		1
Albany International Corp	114		4		Approach Resources Inc (a)	525		10
Altra Industrial Motion Corp	485		17		Arabian American Development Co (a)	486		6
Applied Industrial Technologies Inc	685		34		Bill Barrett Corp (a),(b)	381		10
Chart Industries Inc (a)	1,891		181
					Bonanza Creek Energy Inc (a)	502		22
Cognex Corp (a)	1,579		60
					Carrizo Oil & Gas Inc (a)	613		27
Columbus McKinnon Corp/NY (a)	75		2
					Contango Oil & Gas Co (a)	67		3
DXP Enterprises Inc (a)	167		19
					Delek US Holdings Inc	433		15
Gorman-Rupp Co/The	362		12		Diamondback Energy Inc (a)	7,606		402
Lindsay Corp (b)	231		19
					EPL Oil & Gas Inc (a)	261		7
Middleby Corp/The (a)	4,338		1,041
					Evolution Petroleum Corp	475		6
Tennant Co	286		19		Gastar Exploration Inc (a)	1,523		11
			$1,408		Goodrich Petroleum Corp (a)	858		15
Media - 0.70%					Gulfport Energy Corp (a)	9,075		573
Cumulus Media Inc (a)	1,840		14		Kodiak Oil & Gas Corp (a)	4,712		53
Gray Television Inc (a)	26,525		395		LinnCo LLC	483		15
Nexstar Broadcasting Group Inc	517		29		Magnum Hunter Resources Corp (a)	118,655		867
Saga Communications Inc	37		2		Magnum Hunter Resources Corp - Warrants	11,865		—
Sinclair Broadcast Group Inc	1,232		44		(a),(c),(d)
			$484		Panhandle Oil and Gas Inc	181		6
					Rex Energy Corp (a)	27,199		536
Metal Fabrication & Hardware - 0.24%					Rosetta Resources Inc (a)	1,084		52
CIRCOR International Inc	35		3		Sanchez Energy Corp (a)	4,590		113
Furmanite Corp (a)	638		7		Synergy Resources Corp (a)	1,367		13
Mueller Industries Inc	496		31		Triangle Petroleum Corp (a)	343		3
Mueller Water Products Inc - Class A	2,869		27		Vaalco Energy Inc (a)	788		5
RBC Bearings Inc (a)	412		29		Western Refining Inc (b)	520		22
Rexnord Corp (a)	544		15
								$2,800
Sun Hydraulics Corp	330		13
Worthington Industries Inc	941		40		Oil & Gas Services - 0.23%
			$165		CARBO Ceramics Inc	146		17
					Flotek Industries Inc (a)	835		17
Mining - 0.58%					Forum Energy Technologies Inc (a)	542		15
AMCOL International Corp	284		10		Geospace Technologies Corp (a)	224		21
Materion Corp	291		9		Hornbeck Offshore Services Inc (a)	52		3
United States Lime & Minerals Inc (a)	46		3		ION Geophysical Corp (a)	785		3
US Silica Holdings Inc (b)	11,148		380		Matrix Service Co (a)	140		3
			$402		Newpark Resources Inc (a)	1,189		15
					SEACOR Holdings Inc (a)	45		4
Miscellaneous Manufacturing - 0.82%
AZZ Inc	465		23		Targa Resources Corp	511		45
Blount International Inc (a)	883		13		TGC Industries Inc (a)	417		3
					Thermon Group Holdings Inc (a)	480		13
Chase Corp	55		2
CLARCOR Inc	908		58					$159
EnPro Industries Inc (a)	289		17		Packaging & Containers - 0.09%
Federal Signal Corp (a)	1,135		17		AEP Industries Inc (a)	117		6
GP Strategies Corp (a)	411		12		Berry Plastics Group Inc (a)	940		22
Handy & Harman Ltd (a)	132		3		Graphic Packaging Holding Co (a)	3,739		36
Hillenbrand Inc	838		25					$64
John Bean Technologies Corp	520		15
Koppers Holdings Inc	363		17		Pharmaceuticals - 4.59%
Myers Industries Inc	101		2		ACADIA Pharmaceuticals Inc (a)	1,143		29
Park-Ohio Holdings Corp (a)	233		12		Akorn Inc (a)	35,674		879
Polypore International Inc (a),(b)	724		28		Ampio Pharmaceuticals Inc (a),(b)	871		6
Proto Labs Inc (a)	3,162		225		Anacor Pharmaceuticals Inc (a),(b)	710		12
Raven Industries Inc	561		23		Anika Therapeutics Inc (a)	194		7
Smith & Wesson Holding Corp (a),(b)	989		13		Array BioPharma Inc (a)	3,273		16
Standex International Corp	78		5		Auxilium Pharmaceuticals Inc (a)	881		18
Sturm Ruger & Co Inc (b)	342		25		AVANIR Pharmaceuticals Inc (a)	4,078		14
Trimas Corp (a)	795		32		BioDelivery Sciences International Inc (a)	826		5
			$567		BioScrip Inc (a)	335		2
					Clovis Oncology Inc (a)	277		17
					Cytori Therapeutics Inc (a)	1,381		4

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					REITS (continued)
Dyax Corp (a)	2,117		$16		Sovran Self Storage Inc	511		$33
Endocyte Inc (a),(b)	831		9		Strategic Hotels & Resorts Inc (a)	2,646		25
Furiex Pharmaceuticals Inc (a)	177		7		Sun Communities Inc	631		27
Hi-Tech Pharmacal Co Inc (a)	112		5		Urstadt Biddle Properties Inc	517		10
Hyperion Therapeutics Inc (a),(b)	225		5		Washington Real Estate Investment Trust	510		12
Insys Therapeutics Inc (a)	5,741		222					$422
Ironwood Pharmaceuticals Inc (a)	1,432		17
Isis Pharmaceuticals Inc (a)	14,809		590		Retail - 9.44%
Keryx Biopharmaceuticals Inc (a),(b)	1,487		19		AFC Enterprises Inc (a)	430		17
Lannett Co Inc (a)	512		17		ANN Inc (a)	849		31
Lifevantage Corp (a)	3,115		5		Asbury Automotive Group Inc (a)	483		26
MannKind Corp (a),(b)	2,590		13		Big 5 Sporting Goods Corp	454		9
Nektar Therapeutics (a)	1,408		16		BJ's Restaurants Inc (a)	375		12
Neogen Corp (a)	625		29		Bloomin' Brands Inc (a)	975		23
Opko Health Inc (a),(b)	3,303		28		Bravo Brio Restaurant Group Inc (a)	502		8
Osiris Therapeutics Inc (a),(b)	454		7		Brown Shoe Co Inc	475		13
Pacira Pharmaceuticals Inc/DE (a)	486		28		Buckle Inc/The	494		26
Portola Pharmaceuticals Inc (a)	11,221		289		Buffalo Wild Wings Inc (a)	332		49
Prestige Brands Holdings Inc (a)	960		34		Casey's General Stores Inc	704		50
Questcor Pharmaceuticals Inc (b)	904		49		CEC Entertainment Inc	311		14
Raptor Pharmaceutical Corp (a),(b)	915		12		Cheesecake Factory Inc/The	960		46
Receptos Inc (a)	161		5		Children's Place Retail Stores Inc/The (a)	213		12
Regulus Therapeutics Inc (a)	281		2		Christopher & Banks Corp (a)	34,440		294
Sagent Pharmaceuticals Inc (a)	516		13		Chuy's Holdings Inc (a)	10,043		362
Santarus Inc (a)	954		30		Conn's Inc (a)	397		31
Sarepta Therapeutics Inc (a),(b)	15,866		324		Cracker Barrel Old Country Store Inc	354		39
Sciclone Pharmaceuticals Inc (a)	1,069		5		Denny's Corp (a)	1,890		14
SIGA Technologies Inc (a),(b)	962		3		Destination Maternity Corp	329		10
Sucampo Pharmaceuticals Inc (a)	335		3		DineEquity Inc	134		11
Synageva BioPharma Corp (a)	4,129		267		Diversified Restaurant Holdings Inc (a)	16,175		77
TG Therapeutics Inc (a),(b)	412		2		Express Inc (a)	1,508		28
Threshold Pharmaceuticals Inc (a)	1,272		6		Fiesta Restaurant Group Inc (a)	304		16
USANA Health Sciences Inc (a)	160		12		Fifth & Pacific Cos Inc (a)	26,420		847
Vanda Pharmaceuticals Inc (a)	884		11		Finish Line Inc/The	472		13
ViroPharma Inc (a)	1,006		50		First Cash Financial Services Inc (a)	511		32
Vivus Inc (a),(b)	1,776		16		Five Below Inc (a)	8,034		347
Zogenix Inc (a)	2,011		7		Francesca's Holdings Corp (a)	778		14
					Genesco Inc (a)	306		22
			$3,182		Haverty Furniture Cos Inc	130		4
Pipelines - 0.38%					Hibbett Sports Inc (a),(b)	456		31
Crosstex Energy Inc	752		27		HSN Inc	598		37
Primoris Services Corp	6,263		195		Jack in the Box Inc (a)	11,387		570
SemGroup Corp	695		45		Jos A Bank Clothiers Inc (a)	115		6
			$267		Kirkland's Inc (a)	266		6
					Krispy Kreme Doughnuts Inc (a)	1,155		22
Private Equity - 0.60%					Lithia Motors Inc	5,412		376
GSV Capital Corp (a),(b)	34,279		414		Lumber Liquidators Holdings Inc (a)	5,539		570
					Mattress Firm Holding Corp (a),(b)	376		16
Real Estate - 0.02%					Nathan's Famous Inc (a)	72		4
HFF Inc (a)	483		13		New York & Co Inc (a)	469		2
Kennedy-Wilson Holdings Inc	151		3		Noodles & Co (a)	129		5
			$16		Papa John's International Inc	566		26
					Penske Automotive Group Inc	10,365		489
REITS - 0.61%					Pier 1 Imports Inc	1,675		39
Acadia Realty Trust	282		7		PriceSmart Inc	346		40
Alexander's Inc	57		19		Red Robin Gourmet Burgers Inc (a)	8,006		589
CoreSite Realty Corp	568		18		Restoration Hardware Holdings Inc (a)	2,489		167
DuPont Fabros Technology Inc	744		19		Rite Aid Corp (a)	8,099		41
EastGroup Properties Inc	504		29		Rush Enterprises Inc - Class A (a)	351		10
Geo Group Inc/The	539		17		Ruth's Hospitality Group Inc	962		14
Glimcher Realty Trust	2,276		21		Sonic Corp (a)	839		17
Healthcare Realty Trust Inc	663		14		Stein Mart Inc	396		5
Highwoods Properties Inc	494		18		Susser Holdings Corp (a)	275		18
Inland Real Estate Corp	1,272		13		Texas Roadhouse Inc	1,121		31
LTC Properties Inc	518		18		Tile Shop Holdings Inc (a),(b)	38,484		695
National Health Investors Inc	437		25		Tilly's Inc (a)	14,770		169
Potlatch Corp	712		30		Vera Bradley Inc (a),(b)	566		14
PS Business Parks Inc	324		25		Vitamin Shoppe Inc (a)	542		28
Ryman Hospitality Properties Inc	501		21		Zumiez Inc (a)	568		15
Sabra Health Care REIT Inc	417		11					$6,549
Saul Centers Inc	212		10

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans - 0.39%					Software (continued)
B of I Holding Inc (a)	220		$17		QAD Inc	175		$3
Investors Bancorp Inc	151		4		Qlik Technologies Inc (a)	22,848		609
Northfield Bancorp Inc/NJ	363		5		Quality Systems Inc	719		15
Oritani Financial Corp	377		6		Rally Software Development Corp (a)	25,440		495
Pacific Premier Bancorp Inc (a)	15,297		241		RealPage Inc (a)	835		19
			$273		SS&C Technologies Holdings Inc (a)	1,057		47
					Synchronoss Technologies Inc (a)	448		14
Semiconductors - 1.80%					Take-Two Interactive Software Inc (a)	1,244		22
Ambarella Inc (a)	509		17		Tyler Technologies Inc (a)	574		59
Applied Micro Circuits Corp (a)	1,121		15		Ultimate Software Group Inc/The (a)	4,473		685
Cabot Microelectronics Corp (a)	438		20		Verint Systems Inc (a)	813		35
Cavium Inc (a)	9,668		334
Cirrus Logic Inc (a)	696		14					$7,826
Cypress Semiconductor Corp (a)	2,243		24		Storage & Warehousing - 0.90%
Diodes Inc (a)	767		18		Wesco Aircraft Holdings Inc (a)	28,457		624
Entegris Inc (a)	564		7
Exar Corp (a)	1,072		13
GT Advanced Technologies Inc (a),(b)	1,539		13		Telecommunications - 5.58%
					8x8 Inc (a)	63,146		642
Hittite Microwave Corp (a)	573		35
Inphi Corp (a)	17,057		220		ADTRAN Inc	690		19
					Alliance Fiber Optic Products Inc (b)	310		5
Integrated Device Technology Inc (a)	1,057		11
					Anaren Inc (a)	51		1
Lattice Semiconductor Corp (a)	822		5
Microsemi Corp (a)	13,080		326		Anixter International Inc	283		25
					ARRIS Group Inc (a)	1,839		45
Monolithic Power Systems Inc (a)	564		20
					Aruba Networks Inc (a)	19,782		353
OmniVision Technologies Inc (a)	128		2
					Atlantic Tele-Network Inc	245		14
Power Integrations Inc	518		29		CalAmp Corp (a)	26,967		754
Rambus Inc (a)	1,999		19
					Calix Inc (a)	949		9
Semtech Corp (a)	1,207		30
					Ciena Corp (a)	10,595		254
Silicon Image Inc (a)	2,094		13
					Cincinnati Bell Inc (a)	1,885		7
SunEdison Inc (a)	4,094		53
					Comverse Inc (a)	335		13
Ultratech Inc (a)	487		14
					Consolidated Communications Holdings Inc	729		14
			$1,252		Fairpoint Communications Inc (a),(b)	489		5
Software - 11.28%					General Communication Inc (a)	848		9
ACI Worldwide Inc (a)	612		40		Gigamon Inc (a)	17,272		485
Actuate Corp (a)	1,243		10		HickoryTech Corp	378		5
Acxiom Corp (a)	333		12		IDT Corp - Class B	396		7
Advent Software Inc	600		21		Infinera Corp (a)	1,593		16
American Software Inc/Georgia	658		6		Inteliquent Inc	346		4
Aspen Technology Inc (a)	1,625		68		InterDigital Inc/PA	635		19
athenahealth Inc (a)	642		86		IPG Photonics Corp (a),(b)	3,462		269
AVG Technologies NV (a)	647		11		Ixia (a)	36,874		491
Blackbaud Inc	832		31		KVH Industries Inc (a)	356		5
Bottomline Technologies de Inc (a)	581		21		LogMeIn Inc (a)	373		12
Callidus Software Inc (a)	1,028		14		Loral Space & Communications Inc (a)	199		16
CommVault Systems Inc (a)	854		64		Lumos Networks Corp	433		9
Computer Programs & Systems Inc	194		12		Neonode Inc (a),(b)	32,230		204
Cornerstone OnDemand Inc (a)	10,992		586		NTELOS Holdings Corp	398		8
CSG Systems International Inc	495		15		Plantronics Inc	712		33
Cvent Inc (a)	130		5		Premiere Global Services Inc (a)	315		4
Demandware Inc (a)	288		18		RF Micro Devices Inc (a)	4,399		23
Ebix Inc (b)	579		9		RigNet Inc (a)	316		15
Envestnet Inc (a)	413		17		Shenandoah Telecommunications Co	585		15
EPAM Systems Inc (a)	23,486		821		Tessco Technologies Inc	12		—
Fair Isaac Corp	654		41		Ubiquiti Networks Inc (a),(b)	339		16
Guidewire Software Inc (a)	6,666		327		ViaSat Inc (a)	597		37
Imperva Inc (a)	15,106		727		West Corp	387		10
Infoblox Inc (a)	24,064		795					$3,872
Interactive Intelligence Group Inc (a)	282		19
Jive Software Inc (a)	12,525		141		Textiles - 0.04%
MedAssets Inc (a)	1,051		21		Culp Inc	192		4
Medidata Solutions Inc (a)	928		56		G&K Services Inc	88		6
MicroStrategy Inc (a)	162		20		UniFirst Corp/MA	142		15
Monotype Imaging Holdings Inc	702		22					$25
Omnicell Inc (a)	16,702		426		Transportation - 1.32%
PDF Solutions Inc (a)	13,162		337		Forward Air Corp	534		23
Pegasystems Inc	319		16		Heartland Express Inc	941		19
Progress Software Corp (a)	498		13		HUB Group Inc (a)	665		27
Proofpoint Inc (a)	27,244		903		Knight Transportation Inc	1,057		19
PROS Holdings Inc (a)	398		16		Matson Inc	752		20
PTC Inc (a)	2,160		76		PHI Inc (a)	29		1

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Cyclical	20 .80%
Transportation (continued)			Consumer, Non-cyclical	20 .31%
Roadrunner Transportation Systems Inc (a)	27,273	$735	Technology	13 .69%
Saia Inc (a)	428	14	Industrial	13 .10%
Swift Transportation Co (a),(b)	1,516	34	Financial	12 .08%
Universal Truckload Services Inc	146	4	Communications	11 .39%
UTI Worldwide Inc	986	17	Exchange Traded Funds	5 .19%
		$913	Energy	4 .67%
Trucking & Leasing - 0.02%			Basic Materials	2 .09%
TAL International Group Inc (b)	243	14	Utilities	0 .05%
			Liabilities in Excess of Other Assets, Net	(3 .37)%
			TOTAL NET ASSETS	100.00%
Water - 0.02%
American States Water Co	106	3
SJW Corp	118	3
York Water Co	270	6
		$12
TOTAL COMMON STOCKS		$66,891
INVESTMENT COMPANIES - 5.19%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 5.19%
Goldman Sachs Financial Square Funds -	3,600,276	3,600
Government Fund (e)

TOTAL INVESTMENT COMPANIES		$3,600
	Maturity
REPURCHASE AGREEMENTS - 1.77% Amount (000's)		Value (000's)

Banks - 1.77%
Investment in Joint Trading Account; Barclays $	341	$340
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $347,574; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	341	341
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $347,574; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	156	156
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $158,892; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	390	390
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $397,229; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$1,227
TOTAL REPURCHASE AGREEMENTS		$1,227
Total Investments		$71,718
Liabilities in Excess of Other Assets, Net - (3.37)%		$(2,335)
TOTAL NET ASSETS - 100.00%		$69,383

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	21	$2,314		$2,439	$125
Total						$125
Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS - 94.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Banks (continued)
Harte-Hanks Inc	1,986		$15		Ames National Corp (b)	426		$10
Marchex Inc (a)	1,046		9		Arrow Financial Corp	499		13
MDC Partners Inc	811		21		Bancfirst Corp	1,529		85
			$45		Banco Latinoamericano de Comercio Exterior	4,294		120
					SA
Aerospace & Defense - 1.78%					Bancorp Inc/DE (a)	839		15
AAR Corp	16,788		470		BancorpSouth Inc	2,528		64
Aerovironment Inc (a)	491		14
					Bank of Kentucky Financial Corp	1,068		40
Cubic Corp	553		29		Bank of Marin Bancorp	254		11
Curtiss-Wright Corp	4,132		257		Bank of the Ozarks Inc	238		13
Ducommun Inc (a)	488		15
Esterline Technologies Corp (a)	3,636		370		Banner Corp	3,304		148
GenCorp Inc (a)	618		11		Bar Harbor Bankshares	176		7
					BBCN Bancorp Inc	7,452		124
Kaman Corp	436		17		BNC Bancorp	2,238		38
M/A-COM Technology Solutions Holdings Inc	333		6		Boston Private Financial Holdings Inc	6,476		81
(a)
Moog Inc (a)	2,181		149		Bridge Bancorp Inc	523		14
National Presto Industries Inc (a)	195		16		Bryn Mawr Bank Corp	623		19
Orbital Sciences Corp (a)	1,818		42		C&F Financial Corp	146		7
Teledyne Technologies Inc (a)	771		71		Camden National Corp	1,151		49
					Capital Bank Financial Corp (a)	648		15
Triumph Group Inc	8,100		616		Capital City Bank Group Inc (a)	585		7
			$2,083		Cardinal Financial Corp	13,170		237
Agriculture - 0.88%					Cathay General Bancorp	7,449		199
Alliance One International Inc (a)	3,947		12		Center Bancorp Inc	1,744		33
Andersons Inc/The	10,959		977		Century Bancorp Inc/MA	157		5
Universal Corp/VA	689		38		Chemical Financial Corp	2,995		95
			$1,027		Chemung Financial Corp	167		6
					Citizens & Northern Corp	4,059		84
Airlines - 1.21%					City Holding Co	4,479		207
American Airlines Group Inc (a)	3,529		89		CNB Financial Corp/PA	674		13
JetBlue Airways Corp (a)	6,035		51		CoBiz Financial Inc	7,362		88
Republic Airways Holdings Inc (a)	67,802		725		Columbia Banking System Inc	3,839		106
SkyWest Inc	37,488		556		Community Bank System Inc	3,542		140
			$1,421		Community Trust Bancorp Inc	4,078		184
					CommunityOne Bancorp (a)	3,300		42
Apparel - 0.89%					ConnectOne Bancorp Inc (a)	500		20
Columbia Sportswear Co	394		31		CU Bancorp (a)	439		8
Crocs Inc (a)	553		9
					Customers Bancorp Inc (a)	929		19
G-III Apparel Group Ltd (a)	1,787		132
Iconix Brand Group Inc (a)	9,603		381		CVB Financial Corp	27,678		472
					Eagle Bancorp Inc (a)	668		20
Jones Group Inc/The	13,012		195
Perry Ellis International Inc (a)	7,310		115		East West Bancorp Inc	3,300		115
RG Barry Corp	2,427		47		Enterprise Bancorp Inc/MA	336		7
Skechers U.S.A. Inc (a)	1,179		39		Enterprise Financial Services Corp	8,917		182
					Farmers Capital Bank Corp (a)	341		7
Unifi Inc (a)	696		19
Vince Holding Corp (a)	2,400		74		Fidelity Southern Corp	8,421		140
Weyco Group Inc	278		8		Financial Institutions Inc	4,831		120
					First Bancorp Inc/ME	903		16
			$1,050		First BanCorp/Puerto Rico (a)	10,700		66
Automobile Manufacturers - 0.02%					First Bancorp/Troy NC	2,509		42
Wabash National Corp (a)	1,886		23		First Busey Corp	13,663		79
					First Commonwealth Financial Corp	35,544		313
					First Community Bancshares Inc/VA	7,010		118
Automobile Parts & Equipment - 0.53%					First Financial Bancorp	8,243		143
American Axle & Manufacturing Holdings Inc	949		19		First Financial Bankshares Inc (b)	305		20
(a)
					First Financial Corp/IN	1,804		66
Cooper Tire & Rubber Co	3,404		82		First Financial Holdings Inc	2,553		170
Dana Holding Corp	15,767		310		First Interstate Bancsystem Inc	14,350		408
Fuel Systems Solutions Inc (a)	659		9
Meritor Inc (a)	2,918		31		First Merchants Corp	4,994		114
					First Midwest Bancorp Inc/IL	10,669		187
Miller Industries Inc/TN	506		9		First NBC Bank Holding Co (a)	194		6
Modine Manufacturing Co (a)	1,400		18
					First of Long Island Corp/The	800		34
Remy International Inc	4,646		108		FirstMerit Corp	60,445		1,343
Standard Motor Products Inc	259		10		FNB Corp/PA	4,594		58
Superior Industries International Inc	1,083		22		German American Bancorp Inc	1,376		39
			$618		Glacier Bancorp Inc	2,257		67
Banks - 13.54%					Great Southern Bancorp Inc	3,165		96
1st Source Corp	1,485		47		Hampton Roads Bankshares Inc (a)	5,500		10
1st United Bancorp Inc/Boca Raton	1,403		11		Hancock Holding Co	2,636		97
American National Bankshares Inc	358		9		Hanmi Financial Corp	43,443		951
Ameris Bancorp (a)	727		15		Heartland Financial USA Inc	3,485		101

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Heritage Financial Corp/WA	706		$12		Westamerica Bancorporation	712		$40
Home BancShares Inc/AR	877		33		Western Alliance Bancorp (a)	1,954		47
Horizon Bancorp/IN	3,500		89		Wilshire Bancorp Inc	46,638		510
Iberiabank Corp	2,783		175		Wintrust Financial Corp	1,132		52
Independent Bank Corp/Rockland MA	4,599		180					$15,884
International Bancshares Corp	1,657		44
Intervest Bancshares Corp (a)	825		6		Biotechnology - 0.92%
					Alnylam Pharmaceuticals Inc (a)	155		10
Lakeland Bancorp Inc	1,638		20		Cambrex Corp (a)	16,024		286
Lakeland Financial Corp	2,684		105		Celldex Therapeutics Inc (a)	5,140		125
LCNB Corp	276		5		Emergent Biosolutions Inc (a)	671		15
MainSource Financial Group Inc	7,126		129		Enzon Pharmaceuticals Inc	1,779		2
MB Financial Inc	1,675		54		Foundation Medicine Inc (a),(b)	1,100		26
Mercantile Bank Corp	399		9		Geron Corp (a)	3,464		16
Merchants Bancshares Inc	1,032		35		Harvard Bioscience Inc (a)	1,056		5
Metro Bancorp Inc (a)	646		14
					ImmunoGen Inc (a)	914		13
MetroCorp Bancshares Inc	2,800		42		InterMune Inc (a)	270		4
Middleburg Financial Corp	250		5		Karyopharm Therapeutics Inc (a)	1,600		37
MidWestOne Financial Group Inc	309		8		MacroGenics Inc (a)	900		25
National Bankshares Inc	312		12		NPS Pharmaceuticals Inc (a)	1,046		32
National Penn Bancshares Inc	13,273		150		Pacific Biosciences of California Inc (a)	2,246		12
NBT Bancorp Inc	10,455		271		Puma Biotechnology Inc (a)	4,400		455
Northrim BanCorp Inc	294		8		Spectrum Pharmaceuticals Inc (a),(b)	1,874		17
OFG Bancorp	16,868		293
Old National Bancorp/IN	3,099		48					$1,080
OmniAmerican Bancorp Inc (a)	536		11		Building Materials - 0.15%
Pacific Continental Corp	826		13		Comfort Systems USA Inc	827		16
PacWest Bancorp	4,453		188		Gibraltar Industries Inc (a)	1,439		27
Park National Corp (b)	345		29		Griffon Corp	1,186		16
Park Sterling Corp	14,500		104		Louisiana-Pacific Corp (a)	1,264		23
Peapack Gladstone Financial Corp	529		10		LSI Industries Inc	1,201		10
Penns Woods Bancorp Inc	209		11		Quanex Building Products Corp	958		19
Peoples Bancorp Inc/OH	4,053		91		Simpson Manufacturing Co Inc	1,130		42
Pinnacle Financial Partners Inc	19,071		621		Stock Building Supply Holdings Inc (a)	100		2
Preferred Bank/Los Angeles CA (a)	6,746		135		Universal Forest Products Inc	524		27
PrivateBancorp Inc	26,585		769					$182
Prosperity Bancshares Inc	1,871		119
Renasant Corp	806		25		Chemicals - 1.50%
Republic Bancorp Inc/KY	2,035		50		A Schulman Inc	8,168		288
S&T Bancorp Inc	907		23		Aceto Corp	676		17
Sandy Spring Bancorp Inc	775		22		Axiall Corp	10,232		486
Sierra Bancorp	5,062		81		HB Fuller Co	1,600		83
Simmons First National Corp	1,905		71		Innospec Inc	958		45
Southside Bancshares Inc	3,259		89		Intrepid Potash Inc (a),(b)	1,443		23
Southwest Bancorp Inc/Stillwater OK (a)	17,053		271		KMG Chemicals Inc	70		1
State Bank Financial Corp	827		15		Kraton Performance Polymers Inc (a)	840		19
StellarOne Corp	3,495		84		Minerals Technologies Inc	7,846		471
Sterling Financial Corp/WA	892		30		Oil-Dri Corp of America	229		9
Suffolk Bancorp (a)	541		11		Olin Corp	859		25
Susquehanna Bancshares Inc	16,785		215		OM Group Inc (a)	998		36
SY Bancorp Inc	1,943		62		Penford Corp (a)	369		5
Taylor Capital Group Inc (a)	2,400		64		Quaker Chemical Corp	331		25
Texas Capital Bancshares Inc (a)	1,075		67		Sensient Technologies Corp	1,672		81
Tompkins Financial Corp	1,648		85		Stepan Co	244		16
TowneBank/Portsmouth VA	1,217		19		Zep Inc	6,345		115
Trico Bancshares	751		21		Zoltek Cos Inc (a)	724		12
TrustCo Bank Corp NY	2,796		20					$1,757
Trustmark Corp	5,086		137		Coal - 0.35%
UMB Financial Corp	10,508		675		Alpha Natural Resources Inc (a)	5,777		41
Umpqua Holdings Corp	2,987		57		Arch Coal Inc (b)	5,576		25
Union First Market Bankshares Corp	612		15		Cloud Peak Energy Inc (a)	1,833		33
United Bankshares Inc/WV (b)	1,538		48
United Community Banks Inc/GA (a)	1,337		24		Hallador Energy Co	300		2
					L&L Energy Inc (a),(c)	1,386		2
Univest Corp of Pennsylvania	767		16		SunCoke Energy Inc (a)	11,214		256
ViewPoint Financial Group Inc	1,053		29		Walter Energy Inc (b)	1,063		18
Virginia Commerce Bancorp Inc (a)	5,800		99
					Westmoreland Coal Co (a)	1,998		39
Washington Banking Co	705		12					$416
Washington Trust Bancorp Inc	2,228		83
Webster Financial Corp	7,103		221		Commercial Services - 5.23%
WesBanco Inc	14,905		477		ABM Industries Inc	16,801		481
West Bancorporation Inc	7,216		114		Acacia Research Corp	1,050		15

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Cosmetics & Personal Care - 0.07%
Albany Molecular Research Inc (a)	1,073		$11		Inter Parfums Inc	211		$7
ARC Document Solutions Inc (a)	23,267		191		Revlon Inc (a)	2,951		74
Ascent Capital Group Inc (a)	365		31					$81
Bridgepoint Education Inc (a)	677		12
Brink's Co/The	10,530		360		Distribution & Wholesale - 0.63%
CBIZ Inc (a)	1,741		16		Core-Mark Holding Co Inc	2,388		181
CDI Corp	3,661		68		Houston Wire & Cable Co	512		7
Cenveo Inc (a),(b)	55,100		190		Owens & Minor Inc	1,457		53
Consolidated Graphics Inc (a)	3,332		225		ScanSource Inc (a)	2,217		94
					Titan Machinery Inc (a),(b)	806		14
Convergys Corp	3,194		67
Corinthian Colleges Inc (a)	16,513		30		United Stationers Inc	8,614		396
CRA International Inc (a)	466		9					$745
Cross Country Healthcare Inc (a)	8,187		81		Diversified Financial Services - 2.93%
Deluxe Corp	538		28		Aircastle Ltd	7,839		150
Electro Rent Corp	418		8		Arlington Asset Investment Corp	17,951		474
Ennis Inc	771		14		BGC Partners Inc	20,100		122
Franklin Covey Co (a)	189		4		Calamos Asset Management Inc	881		10
FTI Consulting Inc (a)	1,237		51		California First National Bancorp	102		2
Global Cash Access Holdings Inc (a)	24,985		250		Cowen Group Inc (a)	49,870		195
Green Dot Corp (a)	31,668		796		Credit Acceptance Corp (a)	1,100		143
Hackett Group Inc/The	836		5		DFC Global Corp (a)	6,242		71
Heidrick & Struggles International Inc	5,916		119		Doral Financial Corp (a)	305		5
Huron Consulting Group Inc (a)	605		38		Encore Capital Group Inc (a)	254		13
ICF International Inc (a)	586		20		FBR & Co (a)	424		11
Intersections Inc	435		3		Federal Agricultural Mortgage Corp	454		16
Kelly Services Inc	11,591		289		Gain Capital Holdings Inc	509		4
Kforce Inc	112		2		Home Loan Servicing Solutions Ltd	2,205		51
Korn/Ferry International (a)	3,271		85		INTL. FCStone Inc (a)	446		8
Live Nation Entertainment Inc (a)	8,694		172		Investment Technology Group Inc (a)	10,641		218
Mac-Gray Corp	457		10		Janus Capital Group Inc	4,476		55
Matthews International Corp	448		19		JGWPT Holdings Inc (a),(b)	4,600		80
McGrath RentCorp	398		16		JMP Group Inc	724		5
MoneyGram International Inc (a)	709		15		Manning & Napier Inc	2,520		45
Monster Worldwide Inc (a)	3,483		25		Marlin Business Services Corp	376		10
Multi-Color Corp	222		8		Medley Capital Corp	1,324		18
National Research Corp (a)	278		5		Nelnet Inc	8,612		363
Navigant Consulting Inc (a)	8,429		161		NewStar Financial Inc (a)	1,230		22
PHH Corp (a)	20,412		497		Nicholas Financial Inc	455		7
PRGX Global Inc (a)	1,344		9		Oppenheimer Holdings Inc	453		11
Quad/Graphics Inc	16,842		458		Piper Jaffray Cos (a)	8,925		353
Rent-A-Center Inc/TX	1,629		54		Regional Management Corp (a)	9,320		316
Resources Connection Inc	15,034		216		Silvercrest Asset Management Group Inc	212		4
RPX Corp (a)	13,535		229		Springleaf Holdings Inc (a)	4,500		114
Steiner Leisure Ltd (a)	298		15		Stifel Financial Corp (a)	1,928		92
TeleTech Holdings Inc (a)	322		8		Walter Investment Management Corp (a)	1,106		39
TrueBlue Inc (a)	15,600		402		WhiteHorse Finance Inc	322		5
Valassis Communications Inc	1,153		39		World Acceptance Corp (a),(b)	4,700		411
Viad Corp	8,997		250					$3,443
Xoom Corp (a)	900		25
			$6,132		Electric - 3.64%
					Allete Inc	1,293		64
Computers - 2.01%					Avista Corp	1,987		56
Agilysys Inc (a)	653		9		Black Hills Corp	1,501		79
CACI International Inc (a)	682		50		Cleco Corp	8,204		382
Electronics For Imaging Inc (a)	6,336		246		Dynegy Inc (a)	2,615		56
Imation Corp (a)	1,589		7		El Paso Electric Co	7,673		270
Insight Enterprises Inc (a)	11,716		266		Empire District Electric Co	6,083		138
Mentor Graphics Corp	2,821		68		EnerNOC Inc (a)	804		14
Quantum Corp (a)	9,821		12		Genie Energy Ltd (a)	3,800		39
Spansion Inc (a)	38,430		534		IDACORP Inc	10,624		551
Super Micro Computer Inc (a)	947		16		MGE Energy Inc	2,600		151
Sykes Enterprises Inc (a)	1,148		25		NorthWestern Corp	7,853		340
Unisys Corp (a)	32,840		1,102		NRG Yield Inc	593		24
Violin Memory Inc (a),(b)	4,500		18		Ormat Technologies Inc	464		13
			$2,353		Otter Tail Corp	954		28
					Pike Corp (a)	543		6
Consumer Products - 0.83%
ACCO Brands Corp (a)	3,400		23		PNM Resources Inc	2,730		66
CSS Industries Inc	444		13		Portland General Electric Co	12,409		375
Helen of Troy Ltd (a)	18,962		938		UIL Holdings Corp	3,729		144
			$974		Unitil Corp	2,600		79
					UNS Energy Corp	20,507		1,227

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Entertainment (continued)
Westar Energy Inc	5,300		$170		Isle of Capri Casinos Inc (a)	1,500		$13
			$4,272		Marriott Vacations Worldwide Corp (a)	889		47
					National CineMedia Inc	1,219		24
Electrical Components & Equipment - 0.83%					Reading International Inc (a)	798		6
Advanced Energy Industries Inc (a)	112		2		Scientific Games Corp (a)	563		10
Belden Inc	228		16		Speedway Motorsports Inc	5,932		118
Encore Wire Corp	478		26					$312
EnerSys Inc	9,169		643
General Cable Corp	1,395		41		Environmental Control - 0.30%
GrafTech International Ltd (a)	3,081		35		Ceco Environmental Corp	4,399		71
Insteel Industries Inc	62		1		Darling International Inc (a)	10,456		219
Littelfuse Inc	1,993		185		GSE Holding Inc (a)	2,400		5
Powell Industries Inc	279		19		Tetra Tech Inc (a)	1,816		51
			$968		TRC Cos Inc (a)	740		5

Electronics - 2.30%								$351
American Science & Engineering Inc	211		15		Food - 1.30%
Analogic Corp	196		17		Chiquita Brands International Inc (a)	44,382		519
Bel Fuse Inc	483		10		Diamond Foods Inc (a),(b)	582		15
Benchmark Electronics Inc (a)	20,505		473		Fresh Del Monte Produce Inc	1,129		32
Brady Corp	6,384		198		Harris Teeter Supermarkets Inc	1,306		65
Checkpoint Systems Inc (a)	2,598		41		Ingles Markets Inc	555		15
Coherent Inc (a)	170		13		John B Sanfilippo & Son Inc	363		9
Control4 Corp (a),(b)	123		2		Pinnacle Foods Inc	7,451		205
CTS Corp	992		20		Post Holdings Inc (a)	1,002		49
ESCO Technologies Inc	536		18		Seaboard Corp (a)	8		22
FARO Technologies Inc (a)	70		4		Seneca Foods Corp - Class A (a)	381		12
GSI Group Inc (a)	8,015		90		Snyders-Lance Inc	1,260		36
II-VI Inc (a)	1,529		27		Spartan Stores Inc	19,844		482
Itron Inc (a)	1,170		48		SUPERVALU Inc (a)	2,453		18
Measurement Specialties Inc (a)	80		5		Tootsie Roll Industries Inc	67		2
Methode Electronics Inc	488		17		TreeHouse Foods Inc (a)	387		27
Multi-Fineline Electronix Inc (a)	407		6		Village Super Market Inc	102		3
Newport Corp (a)	4,534		81		Weis Markets Inc	324		17
Park Electrochemical Corp	615		18					$1,528
Plexus Corp (a)	1,009		44
Rofin-Sinar Technologies Inc (a)	845		23		Forest Products & Paper - 0.41%
Rogers Corp (a)	310		19		Clearwater Paper Corp (a)	217		11
Sanmina Corp (a)	60,320		1,007		Domtar Corp	1,200		113
Sparton Corp (a)	471		13		Neenah Paper Inc	477		20
Stoneridge Inc (a)	26,606		340		Orchids Paper Products Co	41		1
TTM Technologies Inc (a)	1,576		14		PH Glatfelter Co	3,014		83
Viasystems Group Inc (a)	175		2		Resolute Forest Products Inc (a)	10,242		165
Vishay Precision Group Inc (a)	562		8		Schweitzer-Mauduit International Inc	1,607		83
Watts Water Technologies Inc	829		51					$476
Zagg Inc (a)	14,519		63		Gas - 1.61%
Zygo Corp (a)	780		12		Chesapeake Utilities Corp	1,617		97
			$2,699		Laclede Group Inc/The	5,718		261
Energy - Alternate Sources - 0.77%					New Jersey Resources Corp	5,260		243
FutureFuel Corp	1,683		27		Northwest Natural Gas Co	6,298		270
Green Plains Renewable Energy Inc	19,941		386		Piedmont Natural Gas Co Inc	2,015		67
Renewable Energy Group Inc (a)	36,773		422		South Jersey Industries Inc	1,179		66
REX American Resources Corp (a)	1,629		73		Southwest Gas Corp	9,658		540
			$908		WGL Holdings Inc	8,474		339
								$1,883
Engineering & Construction - 1.43%
Aegion Corp (a)	1,044		23		Hand & Machine Tools - 0.08%
Argan Inc	654		18		Hardinge Inc	6,128		89
Dycom Industries Inc (a)	622		17
EMCOR Group Inc	15,353		651		Healthcare - Products - 1.27%
Engility Holdings Inc (a)	11,713		391		Affymetrix Inc (a)	2,083		18
Granite Construction Inc	1,019		36		Alphatec Holdings Inc (a)	2,452		5
MYR Group Inc (a)	628		16		AngioDynamics Inc (a)	1,127		19
Tutor Perini Corp (a)	10,400		274		ArthroCare Corp (a)	215		9
VSE Corp	5,188		249		Chindex International Inc (a)	518		9
			$1,675		CONMED Corp	819		35
					CryoLife Inc	1,261		14
Entertainment - 0.27%					Cutera Inc (a)	677		7
AMC Entertainment Holdings Inc (a)	2,100		43
					Exactech Inc (a)	351		8
Carmike Cinemas Inc (a)	759		21
					Greatbatch Inc (a)	2,283		101
International Speedway Corp	841		30		Hanger Inc (a)	574		23

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
ICU Medical Inc (a)	51	$3		Amerisafe Inc	9,340	$395
Invacare Corp	921	21		Amtrust Financial Services Inc	7,182	235
Medical Action Industries Inc (a)	403	3		Argo Group International Holdings Ltd	539	25
Merit Medical Systems Inc (a)	1,251	20		Aspen Insurance Holdings Ltd	5,500	227
Natus Medical Inc (a)	10,787	243		Assured Guaranty Ltd	8,900	210
NuVasive Inc (a)	20,222	654		Baldwin & Lyons Inc	417	11
OraSure Technologies Inc (a)	28,505	179		CNO Financial Group Inc	65,337	1,156
Orthofix International NV (a)	906	21		Crawford & Co	756	7
PhotoMedex Inc (a),(b),(d)	443	6		Donegal Group Inc	334	5
Rockwell Medical Inc (a),(b)	878	9		Eastern Insurance Holdings Inc	303	7
Solta Medical Inc (a)	3,249	10		EMC Insurance Group Inc	204	6
Symmetry Medical Inc (a)	1,720	17		Employers Holdings Inc	430	14
Tornier NV (a)	778	15		Enstar Group Ltd (a)	183	25
Wright Medical Group Inc (a)	1,186	36		FBL Financial Group Inc	409	18
		$1,485		First American Financial Corp	3,280	93
				Fortegra Financial Corp (a)	305	3
Healthcare - Services - 0.99%				Greenlight Capital Re Ltd (a)	566	19
Addus HomeCare Corp (a)	223	5		Hilltop Holdings Inc (a)	1,885	44
Alliance HealthCare Services Inc (a)	139	3
Almost Family Inc (a)	4,656	150		Horace Mann Educators Corp	1,981	62
Amedisys Inc (a)	929	14		Independence Holding Co	363	5
Amsurg Corp (a)	666	31		Infinity Property & Casualty Corp	275	20
Ensign Group Inc/The	45	2		Investors Title Co	55	5
Five Star Quality Care Inc (a)	1,950	11		Kansas City Life Insurance Co	188	9
				Maiden Holdings Ltd	19,813	216
HealthSouth Corp	430	14		Markel Corp (a)	276	160
Healthways Inc (a)	540	8		MGIC Investment Corp (a)	3,818	32
Kindred Healthcare Inc	1,534	30		Montpelier Re Holdings Ltd ADR	1,379	40
LHC Group Inc (a)	640	15
Magellan Health Services Inc (a)	790	47		National Western Life Insurance Co	67	15
				Navigators Group Inc/The (a)	308	20
Molina Healthcare Inc (a)	16,250	565
				OneBeacon Insurance Group Ltd	1,061	17
National Healthcare Corp	305	17		Platinum Underwriters Holdings Ltd	887	54
Select Medical Holdings Corp	2,232	26		Primerica Inc	1,728	74
Skilled Healthcare Group Inc (a)	87	—
Triple-S Management Corp (a)	6,242	121		Radian Group Inc	3,288	46
Universal American Corp/NY	1,705	13		RLI Corp	638	62
WellCare Health Plans Inc (a)	1,286	91		Safety Insurance Group Inc	377	21
				Selective Insurance Group Inc	8,784	238
		$1,163		Stewart Information Services Corp	3,735	121
Holding Companies - Diversified - 0.04%				Symetra Financial Corp	10,767	204
Harbinger Group Inc (a)	1,512	18		Third Point Reinsurance Ltd (a)	860	16
National Bank Holdings Corp	1,366	29		United Fire Group Inc	3,559	102
		$47		Universal Insurance Holdings Inc	1,225	18
						$5,137
Home Builders - 0.09%
Cavco Industries Inc (a)	32	2		Internet - 0.94%
M/I Homes Inc (a)	814	21		1-800-Flowers.com Inc (a)	2,723	14
MDC Holdings Inc (a)	941	30		Bankrate Inc (a)	1,385	25
Meritage Homes Corp (a)	292	14		Bazaarvoice Inc (a)	2,200	17
Standard Pacific Corp (a)	4,402	40		Blucora Inc (a)	709	21
WCI Communities Inc (a)	139	3		Boingo Wireless Inc (a)	856	6
		$110		Chegg Inc (a)	23,100	197
				Dealertrack Technologies Inc (a)	223	11
Home Furnishings - 0.87%				ePlus Inc (a)	182	10
Daktronics Inc	866	14		FireEye Inc (a)	1,700	74
Ethan Allen Interiors Inc	160	5		FTD Cos Inc (a)	2,856	93
Flexsteel Industries Inc	224	7		Global Sources Ltd (a)	733	6
Kimball International Inc	29,872	449		ICG Group Inc (a)	933	17
La-Z-Boy Inc	1,181	37		IntraLinks Holdings Inc (a)	1,801	22
Norcraft Cos Inc (a)	4,200	82		magicJack VocalTec Ltd (a)	282	3
Select Comfort Corp (a)	153	3		PC-Tel Inc	3,328	32
Skullcandy Inc (a)	24,271	175		Perficient Inc (a)	871	20
TiVo Inc (a)	2,029	27		QuinStreet Inc (a)	5,648	50
Universal Electronics Inc (a)	5,401	205		Responsys Inc (a)	129	4
VOXX International Corp (a)	819	14		RetailMeNot Inc (a)	115	3
		$1,018		Shutterstock Inc (a)	106	9
				TeleCommunication Systems Inc (a)	2,179	5
Housewares - 0.08%				United Online Inc	3,863	53
Lifetime Brands Inc	5,944	94		Vocus Inc (a)	1,400	16
				WebMD Health Corp (a)	8,500	336
Insurance - 4.38%				zulily Inc (a),(b)	1,400	58
Ambac Financial Group Inc (a)	933	23				$1,102
American Equity Investment Life Holding Co	40,085	1,057

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Investment Companies - 0.91%					Media (continued)
Apollo Investment Corp	30,106		$256		McClatchy Co/The (a)	552		$2
BlackRock Kelso Capital Corp	2,191		20		Media General Inc (a),(b)	918		21
Capital Southwest Corp	409		14		Meredith Corp	1,099		57
Fifth Street Finance Corp	4,052		38		New York Times Co/The	3,935		62
Gladstone Capital Corp	3,672		35		Saga Communications Inc	159		8
Golub Capital BDC Inc	1,104		21		Salem Communications Corp	477		4
Main Street Capital Corp (b)	1,087		36		Scholastic Corp	786		27
MCG Capital Corp	13,567		59		Sinclair Broadcast Group Inc	6,755		241
Medallion Financial Corp	827		12					$1,740
New Mountain Finance Corp	1,278		19
PennantPark Floating Rate Capital Ltd	689		10		Metal Fabrication & Hardware - 1.22%
PennantPark Investment Corp	1,920		22		Ampco-Pittsburgh Corp	2,182		42
Prospect Capital Corp	38,856		436		CIRCOR International Inc	500		40
Solar Capital Ltd	1,187		27		Dynamic Materials Corp	637		14
					Furmanite Corp (a)	662		7
Stellus Capital Investment Corp	555		8
TCP Capital Corp	1,201		20		Global Brass & Copper Holdings Inc	6,300		104
TICC Capital Corp (b)	1,525		16		Haynes International Inc	322		18
Triangle Capital Corp	811		22		LB Foster Co	5,476		259
			$1,071		NN Inc	8,980		182
					Northwest Pipe Co (a)	442		17
Iron & Steel - 0.42%					Olympic Steel Inc	308		9
AK Steel Holding Corp (a),(b)	3,578		29		RTI International Metals Inc (a)	825		28
Commercial Metals Co	21,399		435		Worthington Industries Inc	16,900		711
Schnitzer Steel Industries Inc	659		22					$1,431
Shiloh Industries Inc (a)	278		5
			$491		Mining - 0.31%
					AMCOL International Corp	551		19
Leisure Products & Services - 0.10%					Coeur Mining Inc (a)	3,886		43
Brunswick Corp/DE	224		10		Globe Specialty Metals Inc	6,326		114
Callaway Golf Co	1,874		16		Hecla Mining Co	7,492		23
Diamond Resorts International Inc (a)	437		8		Horsehead Holding Corp (a)	1,143		19
Fox Factory Holding Corp (a)	232		4		Kaiser Aluminum Corp	505		35
Johnson Outdoors Inc	1,658		45		Materion Corp	483		15
Life Time Fitness Inc (a)	615		29		Molycorp Inc (a),(b)	3,953		22
			$112		Stillwater Mining Co (a)	3,114		38
					US Silica Holdings Inc	1,000		34
Lodging - 0.04%								$362
Marcus Corp/The	862		11
Monarch Casino & Resort Inc (a)	181		4		Miscellaneous Manufacturing - 0.58%
Orient-Express Hotels Ltd (a)	2,526		38		Actuant Corp	2,214		81
			$53		Barnes Group Inc	1,632		63
					Chase Corp	201		7
Machinery - Construction & Mining - 0.27%					EnPro Industries Inc (a)	1,172		67
Astec Industries Inc	594		23		Fabrinet (a)	843		17
Hyster-Yale Materials Handling Inc	3,200		298		FreightCar America Inc	4,200		112
			$321		Koppers Holdings Inc	1,500		69
Machinery - Diversified - 1.11%					Lydall Inc (a)	782		14
Alamo Group Inc	316		19		Movado Group Inc	503		22
Albany International Corp	710		26		Myers Industries Inc	797		17
Applied Industrial Technologies Inc	6,601		324		Park-Ohio Holdings Corp (a)	2,200		115
Briggs & Stratton Corp	22,436		488		Standex International Corp	1,609		101
Columbus McKinnon Corp/NY (a)	784		21					$685
Gerber Scientific Inc (a),(c),(d)	1,974		—
					Office Furnishings - 0.25%
Global Power Equipment Group Inc	797		16		HNI Corp	115		4
Gorman-Rupp Co/The	247		8		Knoll Inc	727		13
Hurco Cos Inc	296		7		Steelcase Inc	17,437		277
Kadant Inc	9,734		395					$294
			$1,304
					Oil & Gas - 3.12%
Media - 1.48%					Adams Resources & Energy Inc	95		7
AH Belo Corp	865		6		Alon USA Energy Inc	1,073		18
Beasley Broadcasting Group Inc	189		2		Apco Oil and Gas International Inc (a)	354		6
Courier Corp	6,033		110		Approach Resources Inc (a)	721		14
Crown Media Holdings Inc (a)	1,193		4		Bill Barrett Corp (a),(b)	913		24
Cumulus Media Inc (a)	783		6		Bonanza Creek Energy Inc (a)	2,000		87
Daily Journal Corp (a)	43		8		Callon Petroleum Co (a)	1,870		12
Demand Media Inc (a)	1,670		10		Carrizo Oil & Gas Inc (a)	249		11
Digital Generation Inc (a)	1,118		14		Clayton Williams Energy Inc (a)	181		15
Entercom Communications Corp (a)	21,407		225
EW Scripps Co (a)	32,445		705		Comstock Resources Inc	1,273		23
					Contango Oil & Gas Co (a)	325		15
Gray Television Inc (a)	1,419		21
Journal Communications Inc (a)	22,257		207		CVR Energy Inc	2,000		87

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Delek US Holdings Inc	17,000		$585		TESARO Inc (a)	4,400		$124
Energy XXI Bermuda Ltd	8,582		232		XenoPort Inc (a)	35,100		202
EPL Oil & Gas Inc (a)	22,602		644					$1,232
Equal Energy Ltd	7,343		39
Halcon Resources Corp (a),(b)	6,092		24		Pipelines - 0.07%
Hercules Offshore Inc (a)	4,987		33		SemGroup Corp	1,335		87
Jones Energy Inc (a)	316		5
LinnCo LLC	1,879		58		Private Equity - 0.25%
Magnum Hunter Resources Corp (a)	3,094		23		American Capital Ltd (a)	11,900		186
Magnum Hunter Resources Corp - Warrants	362		—		Fidus Investment Corp	2,857		62
(a),(c),(d)					Gladstone Investment Corp	1,225		10
Matador Resources Co (a)	1,819		34		Hercules Technology Growth Capital Inc	1,846		30
Northern Oil and Gas Inc (a)	1,994		30					$288
Parker Drilling Co (a)	39,723		323
PDC Energy Inc (a)	936		50		Publicly Traded Investment Fund - 0.02%
Penn Virginia Corp (a)	1,466		14		Firsthand Technology Value Fund Inc (a)	400		9
Resolute Energy Corp (a)	2,019		18		THL Credit Inc	1,003		17
Sanchez Energy Corp (a)	943		23					$26
Stone Energy Corp (a)	16,762		580
Swift Energy Co (a),(b)	1,292		17		Real Estate - 0.49%
Triangle Petroleum Corp (a)	14,633		121		Alexander & Baldwin Inc	8,344		349
(a)					Consolidated-Tomoka Land Co	273		10
Vaalco Energy Inc	14,050		97		Forestar Group Inc (a)	903		19
W&T Offshore Inc	12,256		196		HFF Inc (a)	235		6
Warren Resources Inc (a)	38,091		120
(b)					Kennedy-Wilson Holdings Inc	1,611		36
Western Refining Inc	1,737		73		RE/MAX Holdings Inc (a)	5,000		160
			$3,658					$580

Oil & Gas Services - 2.02%					REITS - 10.24%
Basic Energy Services Inc (a)	6,902		109
					Acadia Realty Trust	3,584		89
Bolt Technology Corp	392		9		Agree Realty Corp	605		17
C&J Energy Services Inc (a),(b)	40,408		934
					Altisource Residential Corp	1,123		34
CARBO Ceramics Inc	333		39		American Assets Trust Inc	1,105		35
Dawson Geophysical Co (a)	4,261		144
Exterran Holdings Inc (a)	1,800		62		American Campus Communities Inc	8,100		261
Forum Energy Technologies Inc (a)	6,886		195		American Capital Mortgage Investment Corp	1,530		27
					American Realty Capital Properties Inc	3,352		43
Gulf Island Fabrication Inc	667		15		AmREIT Inc	913		15
Helix Energy Solutions Group Inc (a)	18,812		436
Hornbeck Offshore Services Inc (a)	1,060		52		Anworth Mortgage Asset Corp	97,045		408
ION Geophysical Corp (a)	4,886		16		Apollo Commercial Real Estate Finance Inc	972		16
Key Energy Services Inc (a)	4,537		36		Apollo Residential Mortgage Inc	844		12
Matrix Service Co (a)	666		16		ARMOUR Residential REIT Inc	9,711		39
Mitcham Industries Inc (a)	600		11		Ashford Hospitality Prime Inc	5,880		107
Natural Gas Services Group Inc (a)	562		15		Ashford Hospitality Trust Inc	31,255		259
Newpark Resources Inc (a)	759		9		Associated Estates Realty Corp	1,832		29
Pioneer Energy Services Corp (a)	1,885		15		Campus Crest Communities Inc	2,238		21
SEACOR Holdings Inc (a)	576		53		Capstead Mortgage Corp	64,872		784
					Cedar Realty Trust Inc	29,500		185
Superior Energy Services Inc	5,276		140		Chambers Street Properties	6,237		48
Tesco Corp (a)	922		18
Tetra Technologies Inc (a)	2,447		30		Chatham Lodging Trust	6,451		131
Willbros Group Inc (a)	1,844		17		Chesapeake Lodging Trust	10,545		267
					Colony Financial Inc	2,056		42
			$2,371		CoreSite Realty Corp	11,800		380
Packaging & Containers - 0.55%					Cousins Properties Inc	55,813		575
Graphic Packaging Holding Co (a)	39,500		379		CubeSmart	4,241		68
Rock Tenn Co	2,500		263		CYS Investments Inc	20,764		154
UFP Technologies Inc (a)	251		6		DCT Industrial Trust Inc	47,053		335
			$648		DiamondRock Hospitality Co	68,821		795
					DuPont Fabros Technology Inc	1,111		27
Pharmaceuticals - 1.05%					EastGroup Properties Inc	1,082		63
Agios Pharmaceuticals Inc (a),(b)	500		12		Education Realty Trust Inc	3,634		32
Anika Therapeutics Inc (a)	229		9		EPR Properties	4,427		218
BioScrip Inc (a)	2,072		15		Equity One Inc	2,026		45
Cornerstone Therapeutics Inc (a)	408		4		Excel Trust Inc	1,630		19
Derma Sciences Inc (a)	632		7		Extra Space Storage Inc	3,200		135
Hi-Tech Pharmacal Co Inc (a)	338		15		FelCor Lodging Trust Inc	22,047		179
Impax Laboratories Inc (a)	16,100		404		First Industrial Realty Trust Inc	42,852		748
Lannett Co Inc (a)	11,700		387		First Potomac Realty Trust	1,850		21
Nature's Sunshine Products Inc	502		9		Franklin Street Properties Corp	3,028		36
Nutraceutical International Corp (a)	400		11		Geo Group Inc/The	5,384		173
Omega Protein Corp (a)	878		11		Getty Realty Corp	3,507		65
PharMerica Corp (a)	880		19		Gladstone Commercial Corp	657		12
Sciclone Pharmaceuticals Inc (a)	671		3		Government Properties Income Trust	3,942		98

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Healthcare Realty Trust Inc	1,859		$40		Gordmans Stores Inc	307		$2
Hersha Hospitality Trust	116,148		647		Group 1 Automotive Inc	663		47
Highwoods Properties Inc	2,034		74		Haverty Furniture Cos Inc	702		22
Home Properties Inc	1,000		54		hhgregg Inc (a)	15,992		223
Hudson Pacific Properties Inc	1,458		32		Jack in the Box Inc (a)	419		21
Inland Real Estate Corp	547		6		Jos A Bank Clothiers Inc (a)	726		40
Invesco Mortgage Capital Inc	3,564		52		Kirkland's Inc (a)	8,788		208
Investors Real Estate Trust	3,033		26		MarineMax Inc (a)	1,096		18
iStar Financial Inc (a)	2,201		31		Men's Wearhouse Inc	1,533		78
Kite Realty Group Trust	44,233		291		New York & Co Inc (a)	541		2
LaSalle Hotel Properties	5,375		166		Noodles & Co (a)	65		2
Lexington Realty Trust	5,372		55		Office Depot Inc (a)	11,168		59
LTC Properties Inc	6,515		231		Pantry Inc/The (a)	21,700		364
Medical Properties Trust Inc	4,249		52		PC Connection Inc	406		10
Monmouth Real Estate Investment Corp	1,988		18		Penske Automotive Group Inc	1,000		47
New Residential Investment Corp	6,647		44		Pep Boys-Manny Moe & Jack/The (a)	1,378		17
NorthStar Realty Finance Corp	6,304		85		Red Robin Gourmet Burgers Inc (a)	82		6
One Liberty Properties Inc	514		10		Regis Corp	1,253		18
Parkway Properties Inc/Md	20,589		397		Rite Aid Corp (a)	186,813		946
Pebblebrook Hotel Trust	1,957		60		Roundy's Inc	20,662		203
Pennsylvania Real Estate Investment Trust	6,442		123		Rush Enterprises Inc - Class A (a)	654		19
PennyMac Mortgage Investment Trust	1,853		42		Ruth's Hospitality Group Inc	21,900		311
Physicians Realty Trust	446		6		Sears Hometown and Outlet Stores Inc (a)	140		4
Potlatch Corp	15,400		643		Shoe Carnival Inc	687		20
RAIT Financial Trust	30,915		277		Sonic Automotive Inc	861		21
Ramco-Gershenson Properties Trust	7,580		120		Sonic Corp (a)	505		10
Redwood Trust Inc (b)	35,764		693		Stage Stores Inc	930		21
Resource Capital Corp	4,047		24		Stein Mart Inc	8,600		116
Retail Opportunity Investments Corp	2,235		33		Tilly's Inc (a)	3,100		35
RLJ Lodging Trust	3,937		96		Trans World Entertainment Corp (a)	1,988		9
Rouse Properties Inc	597		13		Tuesday Morning Corp (a)	1,272		20
Ryman Hospitality Properties Inc	489		20		World Fuel Services Corp	2,100		91
Sabra Health Care REIT Inc	739		19		Zale Corp (a)	1,522		24
Select Income REIT	717		19					$5,626
Sovran Self Storage Inc	132		9
STAG Industrial Inc	1,331		27		Savings & Loans - 1.85%
Strategic Hotels & Resorts Inc (a)	1,349		13		Astoria Financial Corp	2,700		37
Summit Hotel Properties Inc	2,541		23		BankFinancial Corp	1,400		13
Sun Communities Inc	2,800		119		Berkshire Hills Bancorp Inc	3,052		83
Sunstone Hotel Investors Inc	8,082		108		Brookline Bancorp Inc	2,073		20
Terreno Realty Corp	1,173		21		Capitol Federal Financial Inc	4,627		56
Urstadt Biddle Properties Inc	265		5		Charter Financial Corp/MD	8,767		94
Washington Real Estate Investment Trust	1,508		35		Clifton Savings Bancorp Inc	403		5
Whitestone REIT	1,001		13		Dime Community Bancshares Inc	936		16
Winthrop Realty Trust	8,394		92		ESB Financial Corp	570		8
			$12,011		ESSA Bancorp Inc	411		5
					EverBank Financial Corp	2,499		46
Retail - 4.80%					First Defiance Financial Corp	3,345		87
Asbury Automotive Group Inc (a)	170		9		First Financial Northwest Inc	700		7
Barnes & Noble Inc (a)	987		15		First Niagara Financial Group Inc	11,146		118
Biglari Holdings Inc (a)	43		22		Flagstar Bancorp Inc (a)	29,000		569
Bob Evans Farms Inc	747		38		Flushing Financial Corp	5,019		104
Brown Shoe Co Inc	10,759		302		Fox Chase Bancorp Inc	570		10
Burlington Stores Inc (a)	3,000		96		Hingham Institution for Savings	53		4
Cash America International Inc	850		33		Home Bancorp Inc (a)	312		6
Cato Corp/The	2,553		81		Home Federal Bancorp Inc/Idaho	678		10
Children's Place Retail Stores Inc/The (a)	7,956		453		HomeStreet Inc	9,300		186
Citi Trends Inc (a)	4,881		83		HomeTrust Bancshares Inc (a)	970		15
Conn's Inc (a)	3,362		265		Investors Bancorp Inc	1,416		36
Container Store Group Inc/The (a),(b)	900		42		Kearny Financial Corp (a)	671		8
Cracker Barrel Old Country Store Inc	4,900		539		Meridian Interstate Bancorp Inc (a)	365		8
Del Frisco's Restaurant Group Inc (a)	276		7		Meta Financial Group Inc	277		11
Denny's Corp (a)	948		7		Northfield Bancorp Inc/NJ	1,177		16
Destination Maternity Corp	2,864		86		Northwest Bancshares Inc	2,870		42
Dillard's Inc	2,800		272		OceanFirst Financial Corp	3,146		54
DineEquity Inc	233		19		Oritani Financial Corp	937		15
Ezcorp Inc (a)	4,921		58		Provident Financial Holdings Inc	4,044		61
Fifth & Pacific Cos Inc (a)	3,185		102		Provident Financial Services Inc	6,653		129
Finish Line Inc/The	958		27		Rockville Financial Inc	1,286		18
Fred's Inc	1,118		21		Sterling Bancorp/DE	2,216		30
Genesco Inc (a)	199		15		Territorial Bancorp Inc	503		12

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Savings & Loans (continued)				Telecommunications (continued)
Westfield Financial Inc	846	$6		Anixter International Inc	325	$29
WSFS Financial Corp	2,843	221		ARRIS Group Inc (a)	635	16
		$2,166		Aruba Networks Inc (a)	9,900	177
				Aviat Networks Inc (a)	12,112	27
Semiconductors - 2.54%				Black Box Corp	756	23
Aeroflex Holding Corp (a)	906	6		Calix Inc (a)	245	2
Alpha & Omega Semiconductor Ltd (a)	18,586	143		Cbeyond Inc (a)	1,193	8
Amkor Technology Inc (a)	48,036	294		Ciena Corp (a)	778	19
ATMI Inc (a)	942	28		Cincinnati Bell Inc (a)	3,740	13
Brooks Automation Inc	1,970	21		Comtech Telecommunications Corp	3,700	117
Cirrus Logic Inc (a)	21,713	444		DigitalGlobe Inc (a)	1,948	80
Diodes Inc (a)	359	8
DSP Group Inc (a)	5,412	53		EarthLink Inc	3,108	16
				Extreme Networks Inc (a)	40,671	284
Emulex Corp (a)	2,576	18		Finisar Corp (a)	2,757	66
Entegris Inc (a)	3,506	41		Gigamon Inc (a)	230	7
Entropic Communications Inc (a)	4,203	20		Harmonic Inc (a)	19,690	145
First Solar Inc (a)	8,400	459		Hawaiian Telcom Holdco Inc (a)	469	14
GSI Technology Inc (a)	946	6
Integrated Device Technology Inc (a)	2,759	28		IDT Corp - Class B	6,961	124
Integrated Silicon Solution Inc (a)	20,351	246		Inteliquent Inc	55,712	636
				Iridium Communications Inc (a)	2,991	19
International Rectifier Corp (a)	2,039	53		KVH Industries Inc (a)	111	1
Intersil Corp	3,755	43		Leap Wireless International Inc (a)	1,102	19
IXYS Corp	8,925	116		Netgear Inc (a)	1,140	38
Lattice Semiconductor Corp (a)	2,547	14		NII Holdings Inc (a),(b)	4,500	12
LTX-Credence Corp (a)	3,600	29		Oplink Communications Inc (a)	2,695	50
Microsemi Corp (a)	610	15
MKS Instruments Inc	6,059	182		Plantronics Inc	162	8
OmniVision Technologies Inc (a)	1,551	27		Preformed Line Products Co	110	8
				Premiere Global Services Inc (a)	1,785	21
Pericom Semiconductor Corp (a)	7,182	64		RF Micro Devices Inc (a)	1,636	8
Photronics Inc (a)	1,907	17
PMC - Sierra Inc (a)	3,454	22		Shenandoah Telecommunications Co	111	3
				ShoreTel Inc (a)	2,419	22
QLogic Corp (a)	4,835	57		Sonus Networks Inc (a)	5,955	19
Richardson Electronics Ltd/United States	583	7		Straight Path Communications Inc (a)	3,450	28
Rudolph Technologies Inc (a)	1,238	15		Telenav Inc (a)	30,100	198
Supertex Inc (a)	471	12
Tessera Technologies Inc	1,353	27		Tessco Technologies Inc	235	10
TriQuint Semiconductor Inc (a)	4,369	36		USA Mobility Inc	1,813	26
				Vonage Holdings Corp (a)	25,070	84
Ultra Clean Holdings Inc (a)	39,378	395
Veeco Instruments Inc (a)	896	29		West Corp	335	9
		$2,975				$2,418
Software - 1.40%				Textiles - 0.04%
Accelrys Inc (a)	1,625	15		Culp Inc	55	1
Actuate Corp (a)	10,600	82		G&K Services Inc	487	30
Acxiom Corp (a)	1,638	61		UniFirst Corp/MA	196	21
Aspen Technology Inc (a)	239	10				$52
Audience Inc (a)	1,643	19		Toys, Games & Hobbies - 0.01%
Avid Technology Inc (a)	14,267	116		LeapFrog Enterprises Inc (a)	1,892	15
CSG Systems International Inc	4,914	144
Cvent Inc (a)	79	3
Digi International Inc (a)	1,179	14		Transportation - 1.04%
				Air Transport Services Group Inc (a)	2,417	19
Digital River Inc (a)	5,858	109
Ebix Inc (b)	322	5		Arkansas Best Corp	5,554	187
				Atlas Air Worldwide Holdings Inc (a)	772	32
Epiq Systems Inc	883	14		Bristow Group Inc	1,130	85
ManTech International Corp/VA	675	20		Era Group Inc (a)	600	18
Omnicell Inc (a)	677	17
Progress Software Corp (a)	819	21		GasLog Ltd	1,169	20
Proofpoint Inc (a)	800	27		Gulfmark Offshore Inc	4,334	204
Sapiens International Corp NV	619	5		International Shipholding Corp	262	8
Seachange International Inc (a)	1,534	19		Knightsbridge Tankers Ltd	14,230	131
SYNNEX Corp (a)	12,179	820		Nordic American Tankers Ltd	1,752	17
				Pacer International Inc (a)	8,165	67
Veeva Systems Inc (a),(b)	3,600	116
				PHI Inc (a)	359	16
		$1,637		Roadrunner Transportation Systems Inc (a)	412	11
Storage & Warehousing - 0.05%				Saia Inc (a)	1,500	48
Mobile Mini Inc	912	38		Scorpio Tankers Inc	5,652	67
Wesco Aircraft Holdings Inc (a)	966	21		Ship Finance International Ltd	1,708	28
		$59		Swift Transportation Co (a),(b)	7,700	171
				Universal Truckload Services Inc	1,600	49
Telecommunications - 2.06%				Werner Enterprises Inc	1,003	25
ADTRAN Inc	613	17		XPO Logistics Inc (a)	572	15
Anaren Inc (a)	552	15
						$1,218

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	38 .00%
Trucking & Leasing - 0.52%			Consumer, Non-cyclical	12 .54%
AMERCO (a)	2,300	$547	Industrial	12 .15%
Greenbrier Cos Inc/The (a)	741	25	Consumer, Cyclical	9 .89%
TAL International Group Inc (b)	475	27	Energy	6 .33%
Textainer Group Holdings Ltd	370	15	Technology	5.95%
		$614	Utilities	5 .45%
			Communications	4.52%
Water - 0.21%			Basic Materials	2 .64%
American States Water Co	3,443	99	Exchange Traded Funds	2 .02%
Artesian Resources Corp	1,200	27	Diversified	0 .04%
California Water Service Group	3,447	80	Other Assets in Excess of Liabilities, Net	0 .47%
Consolidated Water Co Ltd	1,784	25	TOTAL NET ASSETS	100.00%
PICO Holdings Inc (a)	593	14
		$245
TOTAL COMMON STOCKS		$110,421
INVESTMENT COMPANIES - 2.02%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.02%
Goldman Sachs Financial Square Funds -	2,365,865	2,366
Government Fund (e)

TOTAL INVESTMENT COMPANIES		$2,366
	Maturity
REPURCHASE AGREEMENTS - 3.38% Amount (000's)		Value (000's)

Banks - 3.38%
Investment in Joint Trading Account; Barclays $	1,102	$1,102
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,124,299; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,102	1,102
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,124,299; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	504	504
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $513,966; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	1,260	1,260
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,284,913; 0.00% - 7.13%;
dated 01/02/14 - 09/15/39)
		$3,968
TOTAL REPURCHASE AGREEMENTS		$3,968
Total Investments		$116,755
Other Assets in Excess of Liabilities, Net - 0.47%		$549
TOTAL NET ASSETS - 100.00%		$117,304

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $2 or 0.00% of net assets.
(d) Security is Illiquid
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes.

Schedule of Investments
SmallCap Value Account I
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	68	$7,494		$7,898	$404
Total						$404
Amounts in thousands except contracts

See accompanying notes.

Glossary to the Schedule of Investments
December 31, 2013

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes.

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

BALANCED ACCOUNT
Class 1 shares
2013		$15 .35	$0 .27	$2 .69	$2 .96	($0 .30)	$–	($0 .30)	$18 .01
2012		13 .86	0 .30	1 .50	1 .80	( 0 .31)	–	( 0 .31)	15 .35
2011		13 .62	0 .27	0 .29	0 .56	( 0 .32)	–	( 0 .32)	13 .86
2010		12 .33	0 .29	1 .35	1 .64	( 0 .35)	–	( 0 .35)	13 .62
2009		10 .71	0 .32	1 .85	2 .17	( 0 .55)	–	( 0 .55)	12 .33
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2013		11 .74	0 .32	( 0 .43)	( 0 .11)	( 0 .39)	–	( 0 .39)	11 .24
2012		11 .35	0 .36	0 .48	0 .84	( 0 .45)	–	( 0 .45)	11 .74
2011		10 .61	0 .44	0 .31	0 .75	( 0 .01)	–	( 0 .01)	11 .35
2010		10 .04	0 .47	0 .69	1 .16	( 0 .59)	–	( 0 .59)	10 .61
2009		9 .35	0 .51	1 .34	1 .85	( 1 .16)	–	( 1 .16)	10 .04
BOND MARKET INDEX ACCOUNT
Class 1 shares
2013		10 .21	0 .13	( 0 .39)	( 0 .26)	( 0 .07)	–	( 0 .07)	9 .88
2012	(c)	10 .00	0 .08	0.13	0 .21	–	–	–	10 .21
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2013		12 .28	0 .15	1 .43	1 .58	( 0 .04)	( 0 .16)	( 0 .20)	13 .66
2012		11 .30	0 .06	1 .03	1 .09	( 0 .11)	–	( 0 .11)	12 .28
2011		11 .02	0 .21	0 .19	0 .40	( 0 .12)	–	( 0 .12)	11 .30
2010		10 .00	0 .35	0 .67	1 .02	–	–	–	11 .02
2009	(h)	10 .00	–	–	–	–	–	–	10 .00
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2013	(i)	10 .00	0 .13	0 .05	0 .18	–	–	–	10 .18

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets			Portfolio Turnover Rate

19 .48%		$51,633	0 .66%		– %		1 .65%		147.3%
13 .05		49,151	0 .65		–		1 .99		154 .7
4 .05		50,180	0 .66		–		1 .98		178 .7
13 .62		56,574	0 .66		–		2 .27		209 .0
21 .16		58,147	0 .68		–		2 .91		237 .4

(0 .86)		316,177	0 .45		–		2 .79		204 .8
7 .54		342,051	0 .45		–		3 .12		218 .2
7 .07		323,866	0 .45		–		3 .95		252 .1
11 .65		340,735	0 .45		–		4 .44		297 .5
20 .91		333,964	0 .45		–		5 .27		432 .6

(2 .56)		1,264,213	0 .26		–		1 .26		225 .8
2 .10	(d)	753,130	0 .26	(e)	–		1 .27	(e)	160 .6	(e)

12 .95		856,784	0 .30	(f)	0 .30 (f)	,(g)	1 .16		10 .1
9 .71		581,734	0 .30	(f)	0 .30 (f)	,(g)	0 .52		56 .6
3 .61		331,823	0 .31	(f)	0 .31 (f)	,(g)	1 .86		17 .9
10 .20		169,656	0 .31	(f)	0 .31 (f)	,(g)	3 .34		20 .2
0 .00	(d)	10	0 .31 (e)	,(f)	107.09 (e)	,(f),(g)	(0 .31	) (e)	0 .0	(e)

1 .80	(d)	887	0 .31 (e)	,(f),(j)	–		7 .97	(e)	6 .6	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Excludes expense reimbursement from Manager.
(h)	Period from December 30, 2009 date operations commenced, through December 31, 2009
(i)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(j)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2013		$12 .54	$0 .20	$2 .04	$2 .24	($0 .06)	($0 .12)	($0 .18)	$14 .60
2012		11 .33	0 .09	1 .22	1 .31	( 0 .10)	–	( 0 .10)	12 .54
2011		11 .17	0 .18	0 .07	0 .25	( 0 .09)	–	( 0 .09)	11 .33
2010		10 .00	0 .34	0 .83	1 .17	–	–	–	11 .17
2009	(e)	10.00	–	–	–	–	–	–	10 .00
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2013	(h)	10 .00	0 .26	0 .01	0 .27	–	–	–	10 .27
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2013		10 .54	0 .11	0 .75	0 .86	( 0 .01)	( 0 .01)	( 0 .02)	11 .38
2012	(j)	10 .00	0 .06	0 .48	0 .54	–	–	–	10 .54
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2013		12 .89	0 .24	2 .09	2 .33	( 0 .35)	–	( 0 .35)	14 .87
2012		11 .12	0 .27	1 .76	2 .03	( 0 .26)	–	( 0 .26)	12 .89
2011		12 .54	0 .27	( 1 .67)	( 1 .40)	( 0 .02)	–	( 0 .02)	11 .12
2010		11 .24	0 .17	1 .31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009		9 .25	0 .18	2 .28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
Class 2 shares
2013		12 .96	0 .22	2 .10	2 .32	( 0 .31)	–	( 0 .31)	14 .97
2012		11 .18	0 .23	1 .76	1 .99	( 0 .21)	–	( 0 .21)	12 .96
2011		12 .63	0 .23	( 1 .66)	( 1 .43)	( 0 .02)	–	( 0 .02)	11 .18
2010		11 .32	0 .14	1 .32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009		9 .27	0 .15	2 .29	2 .44	( 0 .39)	–	( 0 .39)	11 .32

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

17 .95%		$2,202,857	0 .30	%(c)	0 .30%(c),(d)		1 .49%		7.7%
11 .63		1,218,171	0 .30	(c)	0 .30 (c)	,(d)	0 .76		42 .6
2 .26		747,602	0 .30	(c)	0 .30 (c)	,(d)	1 .58		15 .6
11 .70		323,925	0 .31	(c)	0 .31 (c)	,(d)	3 .21		13 .6
0 .00	(f)	10	0 .31 (c)	,(g)	181.70 (c)	,(d),(g)	(0 .31	) (g)	0.0	(g)

2 .70	(f)	3,988	0 .31 (c)	,(g),(i)	–		15 .10	(g)	127 .3	(g)

8 .14		112,037	0.31	(c)	0 .31 (c)	,(d)	0 .96		27 .0
5 .40	(f)	54,787	0 .31 (c)	,(g)	0 .32 (c)	,(d),(g)	0 .87	(g)	12 .1	(g)

18 .40		501,094	0 .87		–		1 .78		79 .5
18 .44		464,751	0 .87		–		2 .23		76 .0
(11 .17)		428,532	0 .89		–		2 .17		68 .5
13 .18		532,545	0 .89		–		1 .47		110 .0	(k)
27 .30		364,176	0 .91		–		1 .85		105 .5

18 .18		1,458	1 .12		–		1 .61		79 .5
18 .01		1,643	1 .12		–		1 .95		76 .0
(11 .36)		1,952	1 .14		–		1 .91		68 .5
12 .91		2,466	1 .14		–		1 .27		110 .0	(k)
26 .84		2,427	1 .16		–		1 .59		105 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Account invests.
(d)	Excludes expense reimbursement from Manager.
(e)	Period from December 30, 2009 date operations commenced, through December 31, 2009
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.
(h)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(i)	Reflects Manager's contractual expense limit.
(j)	Period from May 15, 2012 date operations commenced, through December 31, 2012
(k)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

EQUITY INCOME ACCOUNT
Class 1 shares
2013	$17 .03	$0 .54	$4 .04	$4 .58	($0 .61)	$–	($0 .61)	$21 .00
2012	15 .53	0 .54	1 .47	2 .01	( 0 .51)	–	( 0 .51)	17 .03
2011	14 .80	0 .50	0 .30	0 .80	( 0 .07)	–	( 0 .07)	15 .53
2010	13 .15	0 .45	1 .66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009	11 .60	0 .39	1 .84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
Class 2 shares
2013	16 .92	0 .49	4 .02	4 .51	( 0 .56)	–	( 0 .56)	20 .87
2012	15 .43	0 .49	1 .46	1 .95	( 0 .46)	–	( 0 .46)	16 .92
2011	14 .74	0 .45	0 .31	0 .76	( 0 .07)	–	( 0 .07)	15 .43
2010	13 .10	0 .40	1 .66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009	11 .50	0 .35	1 .85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2013	10 .87	0 .27	( 0 .39)	( 0 .12)	( 0 .42)	–	( 0 .42)	10 .33
2012	10 .90	0 .33	0 .09	0 .42	( 0 .45)	–	( 0 .45)	10 .87
2011	10 .29	0 .36	0 .28	0 .64	( 0 .02)	( 0 .01)	( 0 .03)	10 .90
2010	10 .07	0 .38	0 .20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009	10 .28	0 .43	0 .22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
Class 2 shares
2013	10 .88	0 .25	( 0 .39)	( 0 .14)	( 0 .40)	–	( 0 .40)	10 .34
2012	10 .90	0 .30	0 .10	0 .40	( 0 .42)	–	( 0 .42)	10 .88
2011	10 .32	0 .34	0 .27	0 .61	( 0 .02)	( 0 .01)	( 0 .03)	10 .90
2010	10 .09	0 .36	0 .21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009	10 .26	0 .41	0 .21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
INCOME ACCOUNT
Class 1 shares
2013	11 .22	0 .46	( 0 .43)	0 .03	( 0 .57)	–	( 0 .57)	10 .68
2012	10 .71	0 .53	0 .48	1 .01	( 0 .50)	–	( 0 .50)	11 .22
2011	10 .12	0 .56	0 .07	0 .63	( 0 .04)	–	( 0 .04)	10 .71
2010	9 .97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009	9 .36	0 .62	1 .03	1 .65	( 1 .03)	( 0 .01)	( 1 .04)	9 .97
Class 2 shares
2013	11 .17	0 .43	( 0 .43)	–	( 0 .54)	–	( 0 .54)	10 .63
2012	10 .66	0 .50	0 .47	0 .97	( 0 .46)	–	( 0 .46)	11 .17
2011	10 .09	0 .53	0 .08	0 .61	( 0 .04)	–	( 0 .04)	10 .66
2010	9 .95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009	9 .30	0 .59	1 .04	1 .63	( 0 .97)	( 0 .01)	( 0 .98)	9 .95

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

27 .30%	$630,542	0 .48%	2 .83%	18 .0%
13 .01	578,099	0 .49	3 .26	20 .8
5 .44	624,366	0 .48	3 .28	19 .9
16 .18	538,727	0 .51	3 .25	23 .2
20 .00	392,951	0 .54	3 .33	44 .0

27 .02	24,810	0 .73	2 .58	18 .0
12 .72	22,844	0 .74	3 .01	20 .8
5 .17	25,498	0 .73	3 .00	19 .9
15 .88	29,323	0 .76	2 .97	23 .2
19 .76	30,836	0 .79	3 .08	44 .0

(1 .03)	379,351	0 .51	2 .58	45 .3
3 .91	432,172	0 .51	2 .98	41 .4
6 .23	453,864	0 .51	3 .42	83 .8
5 .85	489,048	0 .50	3 .64	79 .1	(c)
6 .47	233,789	0 .50	4 .18	22 .4

(1 .30)	931	0 .76	2 .33	45 .3
3 .70	1,143	0 .76	2 .73	41 .4
5 .90	1,215	0 .76	3 .17	83 .8
5 .65	1,457	0 .75	3 .45	79 .1	(c)
6 .21	1,675	0 .75	3 .99	22 .4

0 .40	269,330	0 .51	4 .22	12 .8
9 .57	292,756	0 .51	4 .78	14 .7
6 .25	239,939	0 .50	5 .36	17 .8
8 .65	225,114	0 .50	5 .81	17 .0
18 .37	196,424	0 .51	6 .33	23 .6

0 .10	3,390	0 .76	3 .97	12 .8
9 .28	3,875	0 .76	4 .55	14 .7
6 .05	4,360	0 .75	5 .11	17 .8
8 .26	5,135	0 .75	5 .58	17 .0
18 .17	6,260	0 .76	6 .11	23 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2013	$17 .14	$0 .19	($1 .07)	($0 .88)	($0 .32)	($0 .32)	$15 .94	(5 .03)%
2012	14 .38	0 .22	2 .75	2 .97	( 0 .21)	( 0 .21)	17 .14	20 .80
2011	17 .51	0 .23	( 3 .35)	( 3 .12)	( 0 .01)	( 0 .01)	14 .38	(17 .84)
2010	14 .86	0 .13	2 .63	2 .76	( 0 .11)	( 0 .11)	17 .51	18 .67
2009	8 .95	0 .14	5 .97	6 .11	( 0 .20)	( 0 .20)	14 .86	68 .65
LARGECAP BLEND ACCOUNT II
Class 1 shares
2013	7 .79	0 .10	2 .33	2 .43	( 0 .13)	( 0 .13)	10 .09	31 .40
2012	6 .85	0 .11	0 .93	1 .04	( 0 .10)	( 0 .10)	7 .79	15 .20
2011	6 .86	0 .08	( 0 .09)	( 0 .01)	–	–	6 .85	(0 .12)
2010	6 .21	0 .07	0 .74	0 .81	( 0 .16)	( 0 .16)	6 .86	13 .25
2009	4 .88	0 .08	1 .35	1 .43	( 0 .10)	( 0 .10)	6 .21	29 .67
Class 2 shares
2013	7 .82	0 .08	2 .35	2 .43	( 0 .11)	( 0 .11)	10 .14	31 .26
2012	6 .88	0 .09	0 .93	1 .02	( 0 .08)	( 0 .08)	7 .82	14 .84
2011	6 .91	0 .07	( 0 .10)	( 0 .03)	–	–	6 .88	(0 .42)
2010	6 .24	0 .06	0 .74	0 .80	( 0 .13)	( 0 .13)	6 .91	12 .97
2009	4 .89	0 .07	1 .35	1 .42	( 0 .07)	( 0 .07)	6 .24	29 .28
LARGECAP GROWTH ACCOUNT
Class 1 shares
2013	16 .87	0 .07	5 .61	5 .68	( 0 .29)	( 0 .29)	22 .26	33 .91
2012	14 .48	0 .12	2 .32	2 .44	( 0 .05)	( 0 .05)	16 .87	16 .85
2011	15 .12	0 .05	( 0 .69)	( 0 .64)	–	–	14 .48	(4 .23)
2010	12 .78	0 .01	2 .34	2 .35	( 0 .01)	( 0 .01)	15 .12	18 .38
2009	10 .14	–	2 .72	2 .72	( 0 .08)	( 0 .08)	12 .78	27 .01
Class 2 shares
2013	16 .83	0 .02	5 .59	5 .61	( 0 .24)	( 0 .24)	22 .20	33 .64
2012	14 .43	0 .08	2 .32	2 .40	–	–	16 .83	16 .56 (d)
2011	15 .11	0 .01	( 0 .69)	( 0 .68)	–	–	14 .43	(4 .50)
2010	12 .80	( 0 .03)	2 .34	2 .31	–	–	15 .11	18 .05
2009	10 .13	( 0 .03)	2 .74	2 .71	( 0 .04)	( 0 .04)	12 .80	26 .80

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$113,305	1 .39%		1 .19%	118 .2
152,545	1 .34		1 .40	97 .4
143,811	1 .40		1 .37	86 .8
193,048	1 .39		0 .88	102 .3
170,508	1 .35		1 .19	128 .5

161,831	0 .75	(c)	1 .17	44 .6
154,221	0 .76	(c)	1 .41	51 .5
161,200	0 .75	(c)	1 .21	42 .5
182,047	0 .75	(c)	1 .15	34 .7
183,485	0 .75	(c)	1 .51	79 .0

984	1 .00	(c)	0 .92	44 .6
837	1 .01	(c)	1 .17	51 .5
739	1 .00	(c)	0 .96	42 .5
850	1 .00	(c)	0 .90	34 .7
832	1 .00	(c)	1 .27	79 .0

100,140	0 .69		0 .37	70 .1
210,351	0 .69		0 .73	62 .6
181,559	0 .69		0 .31	56 .6
207,114	0 .69		0 .04	61 .1
241,670	0 .69		0 .01	89 .5

712	0 .94		0 .10	70 .1
604	0 .94		0 .47	62 .6
561	0 .94		0 .05	56 .6
691	0 .94		(0 .20)	61 .1
635	0 .94		(0 .24)	89 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

LARGECAP GROWTH ACCOUNT I
Class 1 shares
2013		$24 .77	$0 .04	$8 .75	$8 .79	($0 .11)	($0 .87)	($0 .98)	$32 .58
2012		21 .30	0 .10	3 .39	3 .49	( 0 .02)	–	( 0 .02)	24 .77
2011		21 .37	0 .02	( 0 .09)	( 0 .07)	–	–	–	21 .30
2010		17 .89	0 .01	3 .50	3 .51	( 0 .03)	–	( 0 .03)	21 .37
2009		11 .72	0 .02	6 .16	6 .18	( 0 .01)	–	( 0 .01)	17 .89
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2013		10 .34	0 .22	3 .07	3 .29	( 0 .15)	( 0 .10)	( 0 .25)	13 .38
2012		9 .06	0 .20	1 .20	1 .40	( 0 .11)	( 0 .01)	( 0 .12)	10 .34
2011		8 .91	0 .16	( 0 .01)	0 .15	–	–	–	9 .06
2010		7 .88	0 .15	1 .00	1 .15	( 0 .12)	–	( 0 .12)	8 .91
2009		6 .52	0 .14	1 .53	1 .67	( 0 .31)	–	( 0 .31)	7 .88
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2013	(d)	10 .00	0 .03	0 .45	0 .48	( 0 .02)	–	( 0 .02)	10 .46
LARGECAP VALUE ACCOUNT
Class 1 shares
2013		28 .33	0 .53	8 .11	8 .64	( 0 .84)	–	( 0 .84)	36 .13
2012		24 .20	0 .56	3 .92	4 .48	( 0 .35)	–	( 0 .35)	28 .33
2011		23 .92	0 .33	( 0 .05)	0 .28	–	–	–	24 .20
2010		21 .34	0 .30	2 .68	2 .98	( 0 .40)	–	( 0 .40)	23 .92
2009		19 .29	0 .42	2 .60	3 .02	( 0 .97)	–	( 0 .97)	21 .34
MIDCAP ACCOUNT(g)
Class 1 shares
2013		47 .20	0 .28	15 .31	15 .59	( 0 .82)	( 2 .60)	( 3 .42)	59 .37
2012		40 .51	0 .46	7 .35	7 .81	( 0 .40)	( 0 .72)	( 1 .12)	47 .20
2011		37 .83	0 .23	2 .92	3 .15	–	( 0 .47)	( 0 .47)	40 .51
2010		31 .25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009		24 .93	0 .21	7 .83	8 .04	( 0 .24)	( 1 .48)	( 1 .72)	31 .25
Class 2 shares
2013		47 .06	0 .15	15 .25	15 .40	( 0 .70)	( 2 .60)	( 3 .30)	59 .16
2012		40 .39	0 .35	7 .33	7 .68	( 0 .29)	( 0 .72)	( 1 .01)	47 .06
2011		37 .82	0 .13	2 .91	3 .04	–	( 0 .47)	( 0 .47)	40 .39
2010		31 .23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009	(h)	28 .70	0 .14	2 .39	2 .53	–	–	–	31 .23

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)		Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

36 .14%		$260,034	0 .75	%(c)	0 .12%		36 .9%
16 .38		240,585	0 .76	(c)	0 .42		36 .9
(0 .33)		228,749	0 .76	(c)	0 .07		46 .1
19 .61		251,943	0 .76	(c)	0 .07		54 .0
52 .71		221,953	0 .78	(c)	0 .11		87 .8

32 .04		1,490,352	0 .25		1 .81		7 .4
15 .50		916,593	0 .26		2 .02		3 .3
1 .73		593,337	0 .26		1 .80		7 .9
14 .67		352,580	0 .27		1 .83		21 .1
26 .31		116,266	0 .27		2 .05		15 .9

4 .85	(e)	7,339	0.49 (c)	,(f)	1.82	(f)	74.7	(f)

30 .83		167,702	0 .61		1 .64		140 .8
18 .58		222,357	0 .61		2 .09		115 .0
1 .17		199,660	0 .61		1 .37		113 .9
14 .08		164,949	0 .61		1 .38		214 .6
16 .30		154,829	0 .61		2 .21		144 .8

33 .93		649,893	0 .53		0 .52		12 .4
19 .44		560,842	0 .55		1 .03		21 .5
8 .29		531,255	0 .55		0 .57		28 .9
24 .10		551,589	0 .57		1 .37		20 .9
33 .76		379,151	0 .61		0 .79		25 .4

33 .58		15,105	0 .78		0 .27		12 .4
19 .16		12,179	0 .80		0 .79		21 .5
8 .00		11,226	0 .80		0 .32		28 .9
23 .83		11,327	0 .82		1 .05		20 .9
8 .82	(e)	10,010	0 .83	(f)	1 .43	(f)	25 .4	(f)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Period from October 31, 2013 date operations commenced, through December 31, 2013
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.
(h)	Period from September 9, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

MONEY MARKET ACCOUNT
Class 1 shares
2013	$1 .00	$–	$–	$–	$–	$–	$–	$1 .00
2012	1 .00	–	–	–	–	–	–	1 .00
2011	1 .00	–	–	–	–	–	–	1 .00
2010	1 .00	–	–	–	–	–	–	1 .00
2009	1 .00	–	–	–	–	–	–	1 .00
Class 2 shares
2013	1 .00	–	–	–	–	–	–	1 .00
2012	1 .00	–	–	–	–	–	–	1 .00
2011	1 .00	–	–	–	–	–	–	1 .00
2010	1 .00	–	–	–	–	–	–	1 .00
2009	1 .00	–	–	–	–	–	–	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2013	23 .75	0 .30	6 .63	6 .93	( 1 .86)	( 4 .37)	( 6 .23)	24 .45
2012	21 .36	0 .35	2 .58	2 .93	( 0 .26)	( 0 .28)	( 0 .54)	23 .75
2011	21 .47	0 .24	( 0 .21)	0 .03	–	( 0 .14)	( 0 .14)	21 .36
2010	19 .23	0 .35	2 .59	2 .94	( 0 .32)	( 0 .38)	( 0 .70)	21 .47
2009	15 .05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
Class 2 shares
2013	23 .62	0 .21	6 .60	6 .81	( 1 .79)	( 4 .37)	( 6 .16)	24 .27
2012	21 .23	0 .29	2 .58	2 .87	( 0 .20)	( 0 .28)	( 0 .48)	23 .62
2011	21 .40	0 .18	( 0 .21)	( 0 .03)	–	( 0 .14)	( 0 .14)	21 .23
2010	19 .17	0 .31	2 .57	2 .88	( 0 .27)	( 0 .38)	( 0 .65)	21 .40
2009	14 .94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2013	11 .36	0 .27	0 .94	1 .21	( 0 .28)	–	( 0 .28)	12 .29
2012	10 .36	0 .26	0 .95	1 .21	( 0 .21)	–	( 0 .21)	11 .36
2011	10 .49	0 .19	( 0 .03)	0 .16	( 0 .29)	–	( 0 .29)	10 .36
2010	9 .63	0 .30	0 .99	1 .29	( 0 .43)	–	( 0 .43)	10 .49
2009	8 .07	0 .47	1 .49	1 .96	( 0 .38)	( 0 .02)	( 0 .40)	9 .63

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets			Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0 .00%	$283,108	0.19%		0.46	%(c)	0.00%	N/A
0 .00	303,903	0 .27		0 .46	(c)	0 .00	N/A
0 .00	322,844	0 .26		0 .45	(c)	0 .00	N/A
0 .00	314,976	0 .32		0 .45	(c)	0 .00	N/A
0 .22	381,238	0 .42		0 .45	(c)	0 .24	N/A

0 .00	959	0.20		0.71	(c)	0.00	N/A
0 .00	1,253	0.27		0.71	(c)	0.00	N/A
0 .00	1,777	0.26		0.70	(c)	0.00	N/A
0 .00	2,478	0.32		0.70	(c)	0.00	N/A
0 .18	4,229	0.49		0.70	(c)	0.27	N/A

32 .65	32,077	0 .65		–		1.18	6.7%
13 .83	145,393	0 .64		–		1.51	6.2
0 .13	142,828	0 .64		–		1 .09	10 .3
15 .40	151,592	0 .64		–		1 .78	13 .7
29 .82	94,039	0 .64		–		1 .02	23 .6

32 .27	6,362	0 .90		–		0.85	6.7
13 .57	5,238	0 .89		–		1.26	6.2
(0 .15)	5,472	0 .89		–		0 .83	10 .3
15 .11	6,822	0 .89		–		1 .57	13 .7
29 .54	7,139	0 .89		–		0 .76	23 .6

10 .81	48,775	0 .04	(d)	–		2 .25	36 .5
11 .79	47,361	0 .06	(d)	–		2 .39	28 .3
1 .44	47,435	0 .04	(d)	–		1 .79	24 .3
13 .93	48,831	0 .04	(d)	–		3 .01	42 .1
25 .07	43,345	0 .08	(d)	–		5 .53	29 .3

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Excludes expense reimbursement from Manager and/or Distributor.
(d)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2013		$12 .00	$0 .30	$1 .59	$1 .89	($0 .27)	$–	($0 .27)	$13 .62
2012		10 .64	0 .26	1 .30	1 .56	( 0 .20)	–	( 0 .20)	12 .00
2011		11 .02	0 .19	( 0 .29)	( 0 .10)	( 0 .28)	–	( 0 .28)	10 .64
2010		9 .97	0 .28	1 .16	1 .44	( 0 .39)	–	( 0 .39)	11 .02
2009		8 .11	0 .43	1 .74	2 .17	( 0 .31)	–	( 0 .31)	9 .97
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2013		12 .10	0 .32	1 .95	2 .27	( 0 .25)	( 0 .07)	( 0 .32)	14 .05
2012		10 .64	0 .25	1 .40	1 .65	( 0 .19)	–	( 0 .19)	12 .10
2011		11 .09	0 .19	( 0 .42)	( 0 .23)	( 0 .22)	–	( 0 .22)	10 .64
2010		9 .85	0 .24	1 .24	1 .48	( 0 .24)	–	( 0 .24)	11 .09
2009		7 .86	0 .35	1 .83	2 .18	( 0 .18)	( 0 .01)	( 0 .19)	9 .85
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2013		12 .39	0 .35	2 .41	2 .76	( 0 .21)	–	( 0 .21)	14 .94
2012		10 .78	0 .23	1 .56	1 .79	( 0 .18)	–	( 0 .18)	12 .39
2011		11 .31	0 .19	( 0 .54)	( 0 .35)	( 0 .18)	–	( 0 .18)	10 .78
2010		10 .00	0 .21	1 .33	1 .54	( 0 .23)	–	( 0 .23)	11 .31
2009		7 .94	0 .28	2 .02	2 .30	( 0 .24)	–	( 0 .24)	10 .00
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2013		12 .28	0 .34	2 .55	2 .89	( 0 .21)	–	( 0 .21)	14 .96
2012		10 .64	0 .24	1 .57	1 .81	( 0 .17)	–	( 0 .17)	12 .28
2011		11 .24	0 .18	( 0 .61)	( 0 .43)	( 0 .17)	–	( 0 .17)	10 .64
2010		9 .89	0 .18	1 .39	1 .57	( 0 .22)	–	( 0 .22)	11 .24
2009		7 .80	0 .25	2 .05	2 .30	( 0 .21)	–	( 0 .21)	9 .89
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2013	(e)	10 .00	0 .38	1.20	1 .58	–	–	–	11 .58
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2013		11 .04	0 .26	0 .29	0 .55	( 0 .30)	–	( 0 .30)	11 .29
2012		10 .25	0 .30	0 .68	0 .98	( 0 .19)	–	( 0 .19)	11 .04
2011		10 .22	0 .20	0 .16	0 .36	( 0 .33)	–	( 0 .33)	10 .25
2010		9 .66	0 .35	0 .70	1 .05	( 0 .49)	–	( 0 .49)	10 .22
2009		8 .64	0 .57	1 .00	1 .57	( 0 .47)	( 0 .08)	( 0 .55)	9 .66

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

15 .97%	$227,985	0 .03	%(c)	2 .35%		49 .6%
14 .76	208,355	0 .04	(c)	2 .28		24 .4
(1 .07)	192,409	0 .04	(c)	1 .74		8 .9
15 .05	201,014	0 .04	(c)	2 .73		37 .6
27 .49	177,887	0 .08	(c)	4 .98		20 .7

18 .96	108,794	0 .04	(c)	2 .43		58 .6
15 .58	92,672	0 .05	(c)	2 .20		18 .5
(2 .22)	79,646	0 .04	(c)	1 .70		13 .2
15 .40	82,436	0 .04	(c)	2 .33		36 .2
28 .22	64,909	0 .07	(c)	4 .12		8 .3

22 .42	36,934	0 .05	(c)	2 .55		67 .2
16 .71	25,647	0 .08	(c)	1 .98		30 .1
(3 .18)	22,110	0 .05	(c)	1 .67		13 .7
15 .81	21,199	0 .06	(c)	2 .06		41 .6
29 .55	15,935	0 .08 (c)	,(d)	3 .31		18 .6

23 .72	22,002	0 .06	(c)	2 .48		68 .0
17 .07	16,352	0 .11	(c)	2 .01		17 .7
(3 .94)	12,822	0 .07	(c)	1 .58		19 .7
16 .21	13,127	0 .08	(c)	1 .80		45 .1
30 .04	10,778	0 .08 (c)	,(d)	2 .98		16 .8

15 .80 (f)	28	0 .13 (d)	,(g)	5 .31	(g)	79 .4	(g)

5 .11	31,164	0 .05	(c)	2 .35		25 .1
9 .65	32,756	0 .07	(c)	2 .79		34 .0
3 .52	29,574	0 .05	(c)	1 .96		19 .3
11 .24	28,399	0 .05	(c)	3 .51		40 .5
18 .95	23,877	0 .08 (c)	,(d)	6 .39		36 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Account invests.
(d)	Reflects Manager's contractual expense limit.
(e)	Period from May 1, 2013 date operations commenced, through December 31, 2013
(f)	Total return amounts have not been annualized.
(g)	Computed on an annualized basis.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2013	$16 .63	$0 .35	$0 .33	$0 .68	($0 .23)	$–	($0 .23)	$17 .08
2012	14 .39	0 .21	2 .26	2 .47	( 0 .23)	–	( 0 .23)	16 .63
2011	13 .21	0 .10	1 .08	1 .18	–	–	–	14 .39
2010	10 .83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009	8 .75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
Class 2 shares
2013	16 .72	0 .30	0 .34	0 .64	( 0 .18)	–	( 0 .18)	17 .18
2012	14 .46	0 .17	2 .26	2 .43	( 0 .17)	–	( 0 .17)	16 .72
2011	13 .30	0 .06	1 .10	1 .16	–	–	–	14 .46
2010	10 .91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009	8 .76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
SAM BALANCED PORTFOLIO
Class 1 shares
2013	16 .33	0 .47	2 .37	2 .84	( 0 .43)	( 0 .21)	( 0 .64)	18 .53
2012	14 .76	0 .41	1 .46	1 .87	( 0 .11)	( 0 .19)	( 0 .30)	16 .33
2011	15 .02	0 .10	0 .06	0 .16	( 0 .42)	–	( 0 .42)	14 .76
2010	13 .73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009	11 .95	0 .64	2 .05	2 .69	( 0 .52)	( 0 .39)	( 0 .91)	13 .73
Class 2 shares
2013	16 .22	0 .41	2 .35	2 .76	( 0 .38)	( 0 .21)	( 0 .59)	18 .39
2012	14 .66	0 .36	1 .46	1 .82	( 0 .07)	( 0 .19)	( 0 .26)	16 .22
2011	14 .92	0 .06	0 .06	0 .12	( 0 .38)	–	( 0 .38)	14 .66
2010	13 .64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009	11 .85	0 .56	2 .09	2 .65	( 0 .47)	( 0 .39)	( 0 .86)	13 .64
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2013	12 .49	0 .40	1 .00	1 .40	( 0 .37)	( 0 .13)	( 0 .50)	13 .39
2012	11 .47	0 .37	0 .90	1 .27	( 0 .10)	( 0 .15)	( 0 .25)	12 .49
2011	11 .68	0 .10	0 .17	0 .27	( 0 .37)	( 0 .11)	( 0 .48)	11 .47
2010	10 .94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009	9 .49	0 .65	1 .29	1 .94	( 0 .34)	( 0 .15)	( 0 .49)	10 .94
Class 2 shares
2013	12 .39	0 .36	1 .00	1 .36	( 0 .34)	( 0 .13)	( 0 .47)	13 .28
2012	11 .38	0 .33	0 .90	1 .23	( 0 .07)	( 0 .15)	( 0 .22)	12 .39
2011	11 .60	0 .07	0 .17	0 .24	( 0 .35)	( 0 .11)	( 0 .46)	11 .38
2010	10 .85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009	9 .41	0 .56	1 .33	1 .89	( 0 .30)	( 0 .15)	( 0 .45)	10 .85

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4 .10%	$128,601	0 .89%		1 .96%	22 .1%
17 .17	133,069	0 .90		1 .33	44 .1
8 .93	140,316	0 .90		0 .71	22 .4
25 .70	140,922	0 .89		2 .16	48 .0
28 .92	160,251	0 .90		2 .96	59 .9

3 .87	271	1 .14		1 .72	22 .1
16 .86	257	1 .15		1 .08	44 .1
8 .72	287	1 .15		0 .42	22 .4
25 .29	442	1 .14		1 .92	48 .0
28 .69	484	1 .15		2 .68	59 .9

17 .68	913,823	0 .23	(c)	2 .68	46 .7
12 .75	812,380	0 .23	(c)	2 .60	9 .1
0 .99	781,873	0 .23	(c)	0 .68	14 .2
13 .61	828,276	0 .24	(c)	2 .97	36 .3
23 .84	728,979	0 .25	(c)	5 .19	3 .2

17 .32	102,716	0 .48	(c)	2 .37	46 .7
12 .47	95,208	0 .48	(c)	2 .32	9 .1
0 .73	94,487	0 .48	(c)	0 .43	14 .2
13 .34	107,086	0 .49	(c)	2 .59	36 .3
23 .63	110,253	0 .50	(c)	4 .62	3 .2

11 .53	212,247	0 .23	(c)	3 .10	35 .6
11 .19	190,310	0 .24	(c)	3 .07	15 .7
2 .29	177,476	0 .24	(c)	0 .86	20 .8
11 .84	178,249	0 .24	(c)	3 .56	34 .4
21 .15	154,208	0 .25	(c)	6 .53	9 .1

11 .25	16,140	0 .48	(c)	2 .77	35 .6
10 .91	15,911	0 .49	(c)	2 .73	15 .7
1 .97	15,465	0 .49	(c)	0 .60	20 .8
11 .73	15,761	0 .49	(c)	3 .18	34 .4
20 .72	15,895	0 .50	(c)	5 .77	9 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period

SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2013	$17 .04	$0 .40	$3 .50	$3 .90	($0 .34)	$–	($0 .34)	$20 .60
2012	14 .99	0 .33	1 .79	2 .12	( 0 .07)	–	( 0 .07)	17 .04
2011	15 .36	0 .07	( 0 .13)	( 0 .06)	( 0 .31)	–	( 0 .31)	14 .99
2010	13 .80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009	12 .34	0 .47	2 .43	2 .90	( 0 .68)	( 0 .76)	( 1 .44)	13 .80
Class 2 shares
2013	16 .89	0 .34	3 .49	3 .83	( 0 .30)	–	( 0 .30)	20 .42
2012	14 .87	0 .28	1 .77	2 .05	( 0 .03)	–	( 0 .03)	16 .89
2011	15 .23	0 .03	( 0 .11)	( 0 .08)	( 0 .28)	–	( 0 .28)	14 .87
2010	13 .69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009	12 .24	0 .43	2 .41	2 .84	( 0 .63)	( 0 .76)	( 1 .39)	13 .69
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2013	13 .38	0 .49	0 .51	1 .00	( 0 .48)	( 0 .18)	( 0 .66)	13 .72
2012	12 .42	0 .48	0 .83	1 .31	( 0 .15)	( 0 .20)	( 0 .35)	13 .38
2011	12 .50	0 .15	0 .28	0 .43	( 0 .49)	( 0 .02)	( 0 .51)	12 .42
2010	11 .95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009	10 .58	0 .82	1 .21	2 .03	( 0 .55)	( 0 .11)	( 0 .66)	11 .95
Class 2 shares
2013	13 .29	0 .46	0 .50	0 .96	( 0 .45)	( 0 .18)	( 0 .63)	13 .62
2012	12 .34	0 .44	0 .83	1 .27	( 0 .12)	( 0 .20)	( 0 .32)	13 .29
2011	12 .42	0 .12	0 .28	0 .40	( 0 .46)	( 0 .02)	( 0 .48)	12 .34
2010	11 .87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009	10 .49	0 .72	1 .27	1 .99	( 0 .50)	( 0 .11)	( 0 .61)	11 .87
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2013	18 .74	0 .40	4 .70	5 .10	( 0 .29)	–	( 0 .29)	23 .55
2012	16 .26	0 .29	2 .23	2 .52	( 0 .04)	–	( 0 .04)	18 .74
2011	16 .82	0 .04	( 0 .34)	( 0 .30)	( 0 .26)	–	( 0 .26)	16 .26
2010	14 .83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009	12 .28	0 .42	2 .82	3 .24	( 0 .50)	( 0 .19)	( 0 .69)	14 .83
Class 2 shares
2013	18 .61	0 .33	4 .68	5 .01	( 0 .24)	–	( 0 .24)	23 .38
2012	16 .15	0 .24	2 .22	2 .46	–	–	–	18 .61
2011	16 .71	–	( 0 .34)	( 0 .34)	( 0 .22)	–	( 0 .22)	16 .15
2010	14 .73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009	12 .20	0 .37	2 .80	3 .17	( 0 .45)	( 0 .19)	( 0 .64)	14 .73

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

23 .07%	$179,850	0 .23	%(c)	2 .10%	48 .5%
14 .18	143,547	0 .24	(c)	2 .00	12 .5
(0 .45)	132,387	0 .24	(c)	0 .45	24 .2
15 .22	140,207	0 .24	(c)	2 .21	42 .2
25 .70	128,572	0 .25	(c)	3 .82	12 .0

22 .82	99,013	0 .48	(c)	1 .82	48 .5
13 .81	84,306	0 .49	(c)	1 .76	12 .5
(0 .63)	78,247	0 .49	(c)	0 .20	24 .2
14 .92	84,941	0 .49	(c)	1 .92	42 .2
25 .35	81,513	0 .50	(c)	3 .55	12 .0

7 .75	214,572	0 .23	(c)	3 .57	29 .7
10 .64	215,628	0 .24	(c)	3 .69	11 .7
3 .39	187,458	0 .24	(c)	1 .22	20 .6
10 .51	183,764	0 .24	(c)	4 .22	31 .5
19 .95	156,696	0 .25	(c)	7 .39	20 .1

7 .46	19,464	0 .48	(c)	3 .36	29 .7
10 .34	19,667	0 .49	(c)	3 .41	11 .7
3 .13	18,382	0 .49	(c)	0 .96	20 .6
10 .26	20,147	0 .49	(c)	3 .70	31 .5
19 .63	22,043	0 .50	(c)	6 .58	20 .1

27 .40	121,049	0 .23	(c)	1 .89	62 .5
15 .52	90,348	0 .24	(c)	1 .61	13 .9
(1 .90)	83,738	0 .24	(c)	0 .25	23 .3
16 .40	81,821	0 .24	(c)	1 .82	51 .7
27 .45	66,315	0 .25	(c)	3 .25	8 .1

27 .09	87,689	0 .48	(c)	1 .57	62 .5
15 .23	71,997	0 .49	(c)	1 .36	13 .9
(2 .12)	64,907	0 .49	(c)	(0 .01)	23 .3
16 .18	69,749	0 .49	(c)	1 .53	51 .7
27 .04	61,006	0 .50	(c)	2 .92	8 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

SHORT-TERM INCOME ACCOUNT
Class 1 shares
2013	$2 .61	$0 .04	($0 .01)	$0 .03	($0 .05)	($0 .05)	$2 .59	1 .14%
2012	2 .54	0 .05	0 .08	0 .13	( 0 .06)	( 0 .06)	2 .61	5 .00
2011	2 .51	0 .06	( 0 .03)	0 .03	–	–	2.54	1.37
2010	2 .46	0 .06	0 .04	0 .10	( 0 .05)	( 0 .05)	2 .51	4 .20
2009	2 .41	0 .09	0 .14	0 .23	( 0 .18)	( 0 .18)	2 .46	9 .94
Class 2 shares
2013	2 .60	0 .04	( 0 .01)	0 .03	( 0 .04)	( 0 .04)	2 .59	1 .25
2012	2 .53	0 .04	0 .08	0 .12	( 0 .05)	( 0 .05)	2 .60	4 .67
2011	2 .51	0 .05	( 0 .03)	0 .02	–	–	2.53	0.95
2010	2 .45	0 .06	0 .05	0 .11	( 0 .05)	( 0 .05)	2 .51	4 .37
2009	2 .39	0 .08	0 .15	0 .23	( 0 .17)	( 0 .17)	2 .45	9 .81
SMALLCAP BLEND ACCOUNT
Class 1 shares
2013	9 .36	0 .04	4 .43	4 .47	( 0 .04)	( 0 .04)	13 .79	47 .81
2012	8 .16	0 .07	1 .13	1 .20	–	–	9 .36	14 .71
2011	8 .31	( 0 .01)	( 0 .11)	( 0 .12)	( 0 .03)	( 0 .03)	8 .16	(1 .47)
2010	6 .72	0 .03	1 .59	1 .62	( 0 .03)	( 0 .03)	8 .31	24 .26
2009	5 .54	0 .04	1 .18	1 .22	( 0 .04)	( 0 .04)	6 .72	22 .18
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2013	12 .42	( 0 .10)	5 .99	5 .89	–	–	18 .31	47 .42
2012	10 .68	( 0 .06)	1 .80	1 .74	–	–	12 .42	16 .29
2011	11 .17	( 0 .08)	( 0 .41)	( 0 .49)	–	–	10 .68	(4 .39)
2010	8 .80	( 0 .05)	2 .42	2 .37	–	–	11 .17	26 .93
2009	6 .68	( 0 .05)	2 .17	2 .12	–	–	8 .80	31 .74
Class 2 shares
2013	12 .24	( 0 .14)	5 .89	5 .75	–	–	17 .99	46 .98
2012	10 .54	( 0 .09)	1 .79	1 .70	–	–	12 .24	16 .13
2011	11 .06	( 0 .11)	( 0 .41)	( 0 .52)	–	–	10 .54	(4 .70)
2010	8 .73	( 0 .08)	2 .41	2 .33	–	–	11 .06	26 .69
2009	6 .65	( 0 .07)	2 .15	2 .08	–	–	8 .73	31 .28

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$256,561	0 .48	%(c)	1 .65%	54 .7%
262,427	0 .49	(c)	1 .95	59 .1
228,351	0 .49	(c)	2 .35	55 .1
224,344	0 .50	(c)	2 .49	85 .4	(d)
74,934	0 .51		3 .55	24 .6

838	0 .73	(c)	1 .40	54 .7
1,269	0 .74	(c)	1 .72	59 .1
1,516	0 .74	(c)	2 .11	55 .1
1,901	0 .75	(c)	2 .45	85 .4	(d)
1,887	0 .76		3 .36	24 .6

64,785	0 .87		0 .38	78 .1
47,469	0 .89		0 .76	94 .5
47,155	0 .88		(0 .09)	69 .1
57,287	0 .88		0 .38	69 .0
52,533	0 .88		0 .63	87 .5

65,466	0 .95	(c)	(0 .65)	72 .8
49,224	1 .06	(c)	(0 .53)	77 .5
47,596	1 .04	(c)	(0 .75)	94 .3
56,856	1 .03	(c)	(0 .59)	82 .2
77,315	1 .02	(c)	(0 .68)	134 .6

3,917	1 .20	(c)	(0 .90)	72 .8
2,864	1 .31	(c)	(0 .78)	77 .5
2,653	1 .29	(c)	(0 .99)	94 .3
3,015	1 .28	(c)	(0 .82)	82 .2
2,529	1 .27	(c)	(0 .93)	134 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)

SMALLCAP VALUE ACCOUNT I
Class 1 shares
2013	$15 .72	$0 .14	$6 .08	$6 .22	($0 .20)	($0 .20)	$21 .74	39 .76%
2012	13 .02	0 .17	2 .65	2 .82	( 0 .12)	( 0 .12)	15 .72	21 .73
2011	13 .52	0 .09	( 0 .58)	( 0 .49)	( 0 .01)	( 0 .01)	13 .02	(3 .66)
2010	10 .81	0 .08	2 .73	2 .81	( 0 .10)	( 0 .10)	13 .52	26 .06
2009	9 .51	0 .09	1 .42	1 .51	( 0 .21)	( 0 .21)	10 .81	16 .20
Class 2 shares
2013	15 .67	0 .09	6 .07	6 .16	( 0 .19)	( 0 .19)	21 .64	39 .44
2012	12 .99	0 .13	2 .64	2 .77	( 0 .09)	( 0 .09)	15 .67	21 .40
2011	13 .52	0 .05	( 0 .58)	( 0 .53)	–	–	12 .99	(3 .89)
2010	10 .82	0 .06	2 .73	2 .79	( 0 .09)	( 0 .09)	13 .52	25 .81
2009	9 .51	0 .07	1 .42	1 .49	( 0 .18)	( 0 .18)	10 .82	15 .88

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$117,194	0 .99	%(c)	0 .75%	57 .0%
101,259	0 .99	(c)	1 .19	43 .2
100,321	0 .99	(c)	0 .70	72 .2
114,144	0 .99	(c)	0 .70	63 .8
133,755	1 .00	(c)	0 .99	75 .9

110	1 .24	(c)	0 .50	57 .0
85	1 .24	(c)	0 .92	43 .2
94	1 .24	(c)	0 .37	72 .2
169	1 .24	(c)	0 .52	63 .8
104	1 .25	(c)	0 .74	75 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.

See accompanying notes.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, LargeCap Value Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I (39 of the portfolios constituting Principal Variable Contracts Funds, Inc., (collectively, the “Funds”)), as of December 31, 2013, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Variable Contracts Funds, Inc. at December 31, 2013, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 17, 2014

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2013		Annualized
	July 1, 2013	December 31, 2013	to December 31, 2013(a)		Expense Ratio
Balanced Account Class 1
Actual	$1,000.00	$1,123.12	$3 .59		0.67%
Hypothetical	1,000.00	1,021.83	3 .41		0.67

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,012.99	2 .28		0.45
Hypothetical	1,000.00	1,022.94	2 .29		0.45

Bond Market Index Account Class 1
Actual	1,000.00	1,001.86	1 .26		0.25
Hypothetical	1,000.00	1,023.95	1 .28		0.25

Diversified Balanced Account Class 2
Actual	1,000.00	1,080.22	1 .57		0.30
Hypothetical	1,000.00	1,023.69	1 .53		0.30

Diversified Balanced Managed Volatility Account Class 2
Actual	1,000.00	1,018.00	0 .52	(b)	0.31
Hypothetical	1,000.00	1,023.64	1 .58		0.31

Diversified Growth Account Class 2
Actual	1,000.00	1,105.45	1 .59		0.30
Hypothetical	1,000.00	1,023.69	1 .53		0.30

Diversified Growth Managed Volatility Account Class 2
Actual	1,000.00	1,027.00	0 .53	(b)	0.31
Hypothetical	1,000.00	1,023.64	1 .58		0.31

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2013 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2013		Annualized
	July 1, 2013	December 31, 2013	to December 31, 2013(a)		Expense Ratio

Diversified Income Account Class 2
Actual	$1,000.00	$1,056.38	$1 .61		0.31%
Hypothetical	1,000.00	1,023.64	1 .58		0.31

Diversified International Account Class 1
Actual	1,000.00	1,162.35	4.74		0.87
Hypothetical	1,000.00	1,020.82	4 .43		0.87

Diversified International Account Class 2
Actual	1,000.00	1,161.24	6.10		1.12
Hypothetical	1,000.00	1,019.56	5 .70		1.12

Equity Income Account Class 1
Actual	1,000.00	1,132.07	2.58		0.48
Hypothetical	1,000.00	1,022.79	2 .45		0.48

Equity Income Account Class 2
Actual	1,000.00	1,130.59	3.92		0.73
Hypothetical	1,000.00	1,021.53	3 .72		0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,004.52	2.53		0.50
Hypothetical	1,000.00	1,022.68	2 .55		0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,002.70	3.79		0.75
Hypothetical	1,000.00	1,021.42	3 .82		0.75

Income Account Class 1
Actual	1,000.00	1,019.47	2.55		0.50
Hypothetical	1,000.00	1,022.68	2 .55		0.50

Income Account Class 2
Actual	1,000.00	1,017.43	3.81		0.75
Hypothetical	1,000.00	1,021.42	3 .82		0.75

International Emerging Markets Account Class 1
Actual	1,000.00	1,075.19	7.69		1.47
Hypothetical	1,000.00	1,017.80	7 .48		1.47

LargeCap Blend Account II Class 1
Actual	1,000.00	1,161.91	4.09		0.75
Hypothetical	1,000.00	1,021.42	3 .82		0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,161.13	5.45		1.00
Hypothetical	1,000.00	1,020.16	5 .09		1.00

LargeCap Growth Account I Class 1
Actual	1,000.00	1,216.06	4.25		0.76
Hypothetical	1,000.00	1,021.37	3 .87		0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,193.99	3.82		0.69
Hypothetical	1,000.00	1,021.73	3 .52		0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,193.13	5.20		0.94
Hypothetical	1,000.00	1,020.47	4 .79		0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,161.00	1.36		0.25
Hypothetical	1,000.00	1,023.95	1 .28		0.25

LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual	1,000.00	1,048.47	0.82	(b)	0.48
Hypothetical	1,000.00	1,022.79	2 .45		0.48

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2013 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2013	Annualized
	July 1, 2013	December 31, 2013	to December 31, 2013(a)	Expense Ratio

LargeCap Value Account Class 1
Actual	$1,000.00	$1,157.88	$3 .32	0.61%
Hypothetical	1,000.00	1,022.13	3 .11	0.61

MidCap Account Class 1
Actual	1,000.00	1,170.62	2.90	0.53
Hypothetical	1,000.00	1,022.53	2 .70	0.53

MidCap Account Class 2
Actual	1,000.00	1,169.12	4.26	0.78
Hypothetical	1,000.00	1,021.27	3 .97	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0 .92	0.18

Money Market Account Class 2
Actual	1,000.00	1,000.00	0.91	0.18
Hypothetical	1,000.00	1,024.30	0 .92	0.18

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,166.41	3.60	0.66
Hypothetical	1,000.00	1,021.88	3 .36	0.66

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,164.92	4.97	0.91
Hypothetical	1,000.00	1,020.62	4 .63	0.91

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,079.55	0.21	0.04
Hypothetical	1,000.00	1,025.00	0 .20	0.04

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,107.98	0.16	0.03
Hypothetical	1,000.00	1,025.05	0 .15	0.03

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,125.41	0.21	0.04
Hypothetical	1,000.00	1,025.00	0 .20	0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,144.72	0.27	0.05
Hypothetical	1,000.00	1,024.95	0 .26	0.05

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,151.88	0.33	0.06
Hypothetical	1,000.00	1,024.90	0 .31	0.06

Principal LifeTime 2060 Account Class 1
Actual	1,000.00	1,170.88	0.71	0.13
Hypothetical	1,000.00	1,024.55	0 .66	0.13

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,046.40	0.26	0.05
Hypothetical	1,000.00	1,024.95	0 .26	0.05

Real Estate Securities Account Class 1
Actual	1,000.00	981.36	4.49	0.90
Hypothetical	1,000.00	1,020.67	4 .58	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	980.60	5.74	1.15
Hypothetical	1,000.00	1,019.41	5 .85	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,106.97	1.22	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	December 31, 2013 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	July 1, 2013	Annualized
	July 1, 2013	December 31, 2013	to December 31, 2013(a)	Expense Ratio

SAM Balanced Portfolio Class 2
Actual	$1,000.00	$1,105.08	$2 .55	0.48%
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,076.49	1 .20	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,074.32	2 .51	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,134.82	1 .24	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,133.59	2 .58	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Flexible Income Portfolio Class 1
Actual	1,000.00	1,054.65	1 .19	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,053.18	2 .48	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,157.26	1 .25	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,156.58	2 .61	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,007.51	2 .43	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

Short-Term Income Account Class 2
Actual	1,000.00	1,012.54	3 .70	0.73
Hypothetical	1,000.00	1,021.53	3 .72	0.73

SmallCap Blend Account Class 1
Actual	1,000.00	1,263.47	5 .02	0.88
Hypothetical	1,000.00	1,020.77	4 .48	0.88

SmallCap Growth Account II Class 1
Actual	1,000.00	1,237.16	5 .36	0.95
Hypothetical	1,000.00	1,020.42	4 .84	0.95

SmallCap Growth Account II Class 2
Actual	1,000.00	1,235.58	6 .76	1.20
Hypothetical	1,000.00	1,019.16	6 .11	1.20

SmallCap Value Account I Class 1
Actual	1,000.00	1,192.13	5 .47	0.99
Hypothetical	1,000.00	1,020.21	5 .04	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,190.79	6 .85	1.24
Hypothetical	1,000.00	1,018.95	6 .31	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (October 31, 2013 to December 31, 2013), multiplied by 61/365 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2013, and the Statement of Additional Information dated May 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved (1) the renewal of the Management Agreement and various subadvisory agreements for all Funds; (2) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the LargeCap S&P 500 Managed Volatility Index Account, Diversified Growth Managed Volatility Account and the Diversified Balanced Managed Volatility Account; (3) a subadvisory agreement between the Manager and Principal Global Investors, LLC (“PGI”) for the LargeCap S&P 500 Managed Volatility Index Account; and (4) a subadvisory agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum”) for the LargeCap S&P 500 Managed Volatility Index Account.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 10, 2013 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between PMC (the “Manager”) and PVC, on behalf of each of the thirty-six (36) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC (“Brown”); ClearBridge Investments, LLC (“ClearBridge”); Columbus Circle Investors (“CCI”); Edge Asset Management, Inc. (“Edge”); Emerald Advisors, Inc. (“Emerald”); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Mellon Capital Management Corporation (“Mellon Capital”); PGI; Principal Real Estate Investors, LLC (“Principal-REI”); and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and all PVC Funds-of-Funds, except the SAM Portfolios, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of sub-advisors. The Board also took note that the Manager applied the due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that affected their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds or certain Subadvisors for a multi-manager Fund that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor met acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class 1 shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

For the SAM Portfolios, the Board considered information from management about the Manager’s active asset allocation strategy and determined that the strategy and processes justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds), with the expense cap suggested by management, were within an acceptable range or compare favorably.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for four (4) Funds that have implemented the “Core Satellite” structure. The Board also took into consideration the additional breakpoint in the fee schedule for one Fund proposed by management.

In the Board’s review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2012. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, and CCI) The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for seven Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, LargeCap S&P 500 Index Account, and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Management Agreement and Subadvisory Agreements for LargeCap S&P 500 Managed Volatility Index Account, Diversified Growth Managed Volatility Account and Diversified Balanced Managed Volatility Account.

On June 11, 2013, the Board of PVC met to consider, on behalf of the newly established LargeCap S&P 500 Managed Volatility Index Account (“LargeCap Account”), Diversified Growth Managed Volatility Account (“Growth Account”) and Diversified Balanced Managed Volatility Account (“Balanced Account”) series of PVC (each, a “Fund” and together, the “Funds”), the approval of: (1) the management agreement (“Management Agreement”) between PVC, for each Fund, and the Manager; (2) a subadvisory agreement between the Manager and PGI for the LargeCap Account; and (3) a subadvisory agreement between the Manager and Spectrum with respect to the volatility mitigation stock strategy for the LargeCap Account. (PGI and Spectrum are together referred to as the “Subadvisors.” The subadvisory agreements with the Subadvisors are together referred to as the “Subadvisory Agreements.” The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Advisory Agreements. In reaching this conclusion for each Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with the PVC Funds and has demonstrated a commitment to support the PVC Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PVC Funds, the Board had: (1) reviewed the services provided by the Manager to the other PVC Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PVC Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PVC Funds. The Board also considered information they had received throughout the year regarding the other PVC Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Funds under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under each of the Subadvisory Agreements for the LargeCap Account. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the LargeCap Account, and the resources made available to such personnel. The Board noted that the Subadvisors currently provide subadvisory services for other PVC Funds or series of Principal Funds, Inc., and that the Board had reviewed and had approved for renewal the subadvisory agreements for such funds at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisors for the LargeCap Account based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisors to the LargeCap Account under the Subadvisory Agreements are expected to be satisfactory.

Investment Performance.

As the Funds are newly created series, the Board did not review performance of the Funds since no track record was available. With respect to the Growth Account and the Balanced Account, the Board noted that each Fund is a fund-of-index funds and reviewed hypothetical one-year and three-year performance as of March 31, 2013 based on the performance of existing PVC Funds with similar investment strategies modeled to incorporate the volatility mitigation strategy of the LargeCap Account, as compared to the performance of the existing non-volatility controlled similar PVC Funds. With respect to the LargeCap Account, the Board reviewed hypothetical one-year, three-year and five-year performance as of March 31, 2013 modeled based on the performance of the existing PVC Fund with a similar investment strategy (PVC LargeCap S&P 500 Index Account) and the return of Spectrum’s volatility mitigation strategy, as compared to the performance of the existing non-volatility controlled similar PVC Fund and relevant benchmark index.

Fees, Economies of Scale and Profitability.

The Board considered each Fund’s proposed management fee and the LargeCap Account’s proposed subadvisory fees. With respect to the LargeCap Account, the Board noted that the proposed management fee and projected total expense ratio for the Fund’s first year were equal to the management fee and less than the total expense ratio, respectively, of a peer fund. With respect to the Growth Account and the Balanced Account, the Board received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds-of-funds with similar volatility mitigation investment strategies. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. The Board noted that the proposed management fee schedules for the Growth Account and the Balanced Account each have a relatively low basis point fee for all Fund assets. Although the proposed management fee schedules do not include breakpoints, the Board concluded that each Fund’s fee schedule is appropriate at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to each Subadvisor, the Board noted that the Manager compensates the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board noted that PGI’s proposed subadvisory fee schedule has a relatively low basis point fee for all Fund assets. Although the proposed subadvisory fee schedules do not include breakpoints, the Board concluded that each Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Funds to the Manager. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and each Subadvisor. The Board noted that PGI may use soft dollars and that PGI’s policy is to use soft dollars within the Section 28(e) safe harbor, but that the Manager and Spectrum will not use soft dollars in connection with the Funds. The Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2013. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2013, that qualifies for the dividend received deduction is as follows:

	Deductible		Deductible
	Percentage		Percentage
Balanced Account	63%	Principal Capital Appreciation Account	100%
Diversified Balanced Account	61%	Principal LifeTime 2010 Account	15%
Diversified Growth Account	63%	Principal LifeTime 2020 Account	21%
Diversified Income Account	64%	Principal LifeTime 2030 Account	22%
Diversified International Account	1%	Principal LifeTime 2040 Account	27%
Equity Income Account	73%	Principal LifeTime 2050 Account	29%
International Emerging Markets Account	3%	Principal LifeTime Strategic Income Account	9%
LargeCap Blend Account II	100%	SAM Balanced Portfolio	29%
LargeCap Growth Account	100%	SAM Conservative Balanced Portfolio	16%
LargeCap Growth Account I	100%	SAM Conservative Growth Portfolio	51%
LargeCap S&P 500 Index Account	94%	SAM Flexible Income Portfolio	11%
LargeCap S&P 500 Index Managed Volatility Index Account	46%	SAM Strategic Growth Portfolio	66%
LargeCap Value Account	100%	SmallCap Blend Account	100%
MidCap Account	68%	SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2013, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified Balanced Account	$0.0005	15%
Diversified Growth Account	$0.0008	20%
Diversified Income Account	$0.0119	12%
Diversified International Account	$0.0348	99%
International Emerging Markets Account	$0.0626	98%
Principal LifeTime 2010 Account	$0.0034	8%
Principal LifeTime 2020 Account	$0.0054	12%
Principal LifeTime 2030 Account	$0.0069	15%
Principal LifeTime 2040 Account	$0.0088	17%
Principal LifeTime 2050 Account	$0.0096	19%
Principal LifeTime 2060 Account	$0.0164	23%
Principal LifeTime Strategic Income Account	$0.0014	4%
SAM Balanced Portfolio	$0.0055	9%
SAM Conservative Balanced Portfolio	$0.0028	5%
SAM Conservative Growth Portfolio	$0.0076	14%
SAM Flexible Income Portfolio	$0.0018	3%
SAM Strategic Growth Portfolio	$0.0107	18%

Effective April 26, 2013, Principal Variable Contracts Fund, Inc. - SAM Balanced Portfolio acquired Principal Variable Contracts Fund, Inc. - Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The dividend received deduction (DRD) for the tax year ended April 26, 2013 is 13%.

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MM1290-19 | © 2014 Principal Financial Services, Inc. | 02/2014 | t14012100pg

Principal Variable Contracts Funds, Inc.

Annual Report
December 31, 2013

Table of Contents

Economic & Financial Market Review	1
Important Account Information	2
Diversified International Account	3
Equity Income Account	4
Government & High Quality Bond Account	5
Income Account	6
LargeCap Blend Account II	7
LargeCap Growth Account	8
MidCap Account	9
Principal Capital Appreciation Account	10
Real Estate Securities Account	11
SAM Balanced Portfolio	12
SAM Conservative Balanced Portfolio	13
SAM Conservative Growth Portfolio	14
SAM Flexible Income Portfolio	15
SAM Strategic Growth Portfolio	16
Short-Term Income Account	17
SmallCap Growth Account II	18
SmallCap Value Account I	19
Glossary	20
Financial Statements	23
Notes to Financial Statements	44
Schedules of Investments	64
Financial Highlights (Includes performance information)	134
Report of Independent Registered Public Accounting Firm	146
Shareholder Expense Example	147
Supplemental Information	150

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Economic & Financial Market Review

The past year has rewarded equity investors handsomely, owing in large part to the Federal Reserve (Fed) and its latest round of Quantitative easing (QE). The Fed announced QE3 on September 30, 2012, and the market responded well for most of 2013. The Dow Jones Industrial Average and the Russell 1000 posted all-time highs, while the NASDAQ hit a level not seen since the height of the dot com bubble 13 years ago. The Russell 1000, a broad measure of large U.S. stocks, rose more than 10% in the fourth quarter alone and finished the year at 33.11%1. Similarly, European markets led by Germany hit new highs with the DAX index rising to nearly 9552, a record high2.

The stock market experienced some volatility beginning in May when the Fed hinted at reducing its quantitative easing efforts. Interestingly, the Fed began cutting back on the stimulus in December, and the market rallied strongly.

The October government debt ceiling debate also caused uncertainty. The shutdown of the U.S. government, while embarrassing globally, was economically a non-event. The Senate and House agreed on a compromise bill to fund the federal government through mid-January and extend the debt ceiling through mid-February, solving the current debt dilemma. While chances of an actual U.S. default are very small, near zero, the consequences of such an event could be dire.

GDP for the past year has averaged less than 2%3, and unemployment is down to 6.7%4, a post-recession low. Two strong sectors of the economy are housing and autos. Automobile sales were 16.3 million units3, through November. Home prices have gained nearly 13.6% through October5, the largest increase since February 2006 and a signal the consumer is willing to spend while they have the cash. Corporate earnings fueled the bulls, especially the financial sector, which posted record earnings. Banks earned $36 billion in the third quarter of this year alone.6

State and local issues also warranted some scrutiny. Detroit filed for bankruptcy on July 18, culminating a period of difficult negotiations between the city and its labor unions. The issues range from abrogating public pensions to the overall mismanagement of city finances. The decline of Detroit’s population by more than half in the past 20 years adds further strain. Illinois and California, while not filing for bankruptcy, also have huge pension liabilities that will ultimately need to be addressed.

Fixed income markets have generally seen rates rise steadily since the Fed began hinting at removal of stimulus. Investment-grade bonds suffered a 2% loss for the year, the worst annual return since 19947. The 10-year Treasury yielded 1.62% at the close of business on May 2. At year-end the rate stood near 3%8. In theory, unless the Fed supports artificially low rates, the economy will require rates to rise, which could have some very significant consequences in areas like autos and home prices where financial costs have shot up.

Emerging markets are operating with caution on the prospect of higher U.S. rates. Emerging market stocks were down 2.6% for the year, owing to both weak currencies and poor fundamentals9. Currency rates have plunged in India and Brazil due to their economic conditions and the rising competitiveness of the U.S. dollar. They have recovered since talk of ending quantitative easing has slowed, but the rebound may be short lived as we enter 2014.

1 Russell Indexes
2 Market watch, 12/2013
3 St Louis Federal Reserve
4 U.S. Bureau of Labor Statistics; bls.gov
5 Case-Shiller 20 City Index

6	http://www.fdic.gov/bank/analytical/quarterly/
7	Barclays Aggregate Bond Index
8	U.S. Treasury
9	MSCI Emerging Markets NDTR index

1

Important Account Information

The following information applies to all accounts shown in the annual report (unless noted):

The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares. The performance of other share classes will differ.

Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.

See glossary on page 20 for definitions of indices and terms.

* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.

** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

2

Diversified International Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

Stock selection in the United Kingdom contributed to performance, driven by an overweight to EasyJet Plc. An overweight to Japanese stock Softbank Corp. also contributed to returns, driven by focus on stable telecom markets and growing internet operation. In the consumer discretionary sector an overweight in Fuji Heavy Industries aided performance due to improved operating margins. Stock selection in South Korea detracted from performance, led by an overweight in Samsung Electronics. An underweight to Vodafone Group, which performed well due to their reported attractiveness to Verizon and AT&T, also detracted from results. In addition, an overweight to ICICI Bank, which delayed project implementations and stopped new projects due to the sharply slowing economy, hindered performance.

3

Equity Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Within the telecommunications sector, lack of exposure to AT&T aided performance. Within the financial sector, MetLife, Inc. outperformed, also aiding results. In addition, stock selection within the industrial sector aided results as Lockheed Martin outpaced the broader sector due to better than expected earnings. Security selection within the information technology sector detracted from results as Maxim Integrated Products lagged. Within the industrial sector, an allocation to Deere & Company detracted from results as the stock underperformed due to investors' concerns about corn prices. Underperformance of BHP Billiton in the materials sector also hindered performance.

4

Government & High Quality Bond Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

An underweight to and security selection in 30-year Ginnie Mae (GNMA) securities contributed to performance. An out-of-benchmark allocation to asset backed securities (ABS) also aided results. In addition, an out-of-benchmark allocation to nonagency collateralized mortgage obligations (CMOs) boosted performance. An allocation to U.S. Treasuries detracted from performance. Issue selection in Fannie Mae (FNMA) securities also hindered performance, specifically in lower coupon securities. In addition, an underweight in Freddie Mac (FHLMC) securities detracted from performance as it was the best performing agency mortgage sector.

5

Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

An underweight to U.S. Treasuries was the largest contributor to performance as Treasuries underperformed the index. Issue selection in both investment grade and high yield corporate bonds also contributed to performance as health care and consumer products were among the largest contributing sectors. Similar to the quarter, issue selection in the automotive sector also aided performance. Similar to the quarter, issue selection in mortgage backed securities (MBS) hindered performance as MBS holdings underperformed the benchmark. Issue selection in the media sector also hindered results due to a potential leveraged transaction. Also similar to the quarter, security selection within the utilities sector detracted from results.

6

LargeCap Blend Account II

Investment Advisor: Principal Management Corporation; Sub-Advisors: ClearBridge Investments, LLC., and T. Rowe Price Associates, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Strong stock selection in the information technology sector aided performance; the largest individual contributor was an overweight to Facebook, Inc. LargeCap Blend Account II was also rewarded for a higher beta profile (meaning it was positioned to benefit more than the index in upward-trending markets) due to the positive market environment. The higher relative strength profile of LargeCap Blend Account II (an overweight exposure to stocks exhibiting upward price movement during the trailing 12-month period) also enhanced performance. Stock selection was slightly negative overall for the period. Poor stock selection within the consumer staples sector, specifically an overweight to McCormick & Company, detracted from performance. Stock selection in the health care sector also diminished performance; the largest detractor was an underweight to Gilead Sciences, Inc. LargeCap Blend Account II was not rewarded for holding stocks that exhibited higher price volatility (overweight position in stocks that have experienced more price movement than those within the index).

7

LargeCap Growth Account

Sub-Advisor: Columbus Circle Investors

What contributed to or detracted from Account performance during the fiscal year?

Columbus Circle Investors' positive momentum and positive surprise discipline aided performance. Positive surprise occurs when a company's reported quarterly or annual profits are above analysts' expectations. These analysts, who work for a variety of financial firms and reporting agencies, base their expectations on a variety of sources - previous quarterly or annual reports, current market conditions, as well as the company's own earnings' predictions or "guidance." Gilead Sciences also aided results due to several positive clinical trial developments within its Hepatitis-C franchise that is viewed as a future growth supplement to its core HIV expertise. Out-of-benchmark Valeant Pharmaceuticals also boosted performance due to continued success of its acquisition program. In addition, Biogen aided results due to strong script data for its recently launched Tecfidera drug for the treatment of multiple sclerosis. Facebook detracted from performance due to concerns surrounding its recent ramp in investment spending and whether it could effectively monetize its robust user traffic, and shift from a desktop centric business to one that equally prospers in a mobile environment where internet usage is inflecting positively. Out-of-benchmark Cisco Systems, also hindered results due to telecom carrier and core router spending weakness throughout Asia, plus poor service provider spending on set top boxes. The company also made some comments about cautious spending by its customers. In addition, Capital One, which is not in the benchmark, detracted from performance based on net interest margin pressures from higher uncollectible fees and excessive cash levels, as well as expenses associated with its commercial banking build-out.

8

MidCap Account

Sub-Advisor: Principal Global Investors, LLC

What contributed to or detracted from Account performance during the fiscal year?

O'Reilly Automotive aided results due to improved sales growth rates in some stores. In addition, Valeant Pharmaceuticals aided performance with several important acquisitions and growth of their existing business. TJX Companies also boosted performance. Franco Nevada Corporation hindered results. ADT also detracted from performance due to concerns regarding AT&T's and Comcast's pursuits of the home security market. Also, Fastenal detracted from results.

9

Principal Capital Appreciation Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Stock selection within the industrials sector contributed positively to performance as Boeing Company rebounded from its recent Dreamliner-related issues. Stock selection within the financial sector also aided results as The Charles Schwab Company benefited from rising equity markets and the yield curve steepened. Within the information technology sector, an underweight to Apple aided performance as the stock lagged. Within the healthcare sector, stock selection detracted from results due to lack of exposure to Celgene Corporation. In addition, stock selection within the industrials sector detracted from performance; Expeditors International of Washington underperformed as the company did not obtain shipping volumes and rates that were expected during the fourth quarter. In addition, Deere & Company underperformed due to concerns about equipment demand if farm incomes moderated due to lower corn prices.

10

Real Estate Securities Account

Sub-Advisor: Principal Real Estate Investors, LLC.

What contributed to or detracted from Account performance during the fiscal year?

The largest contributor was an overweight to hotels, including Pebblebrook and Strategic Hotels & Resorts which were fueled by rising expectations of future U.S. economic prospects. In the office sector, an overweight to SL Green also contributed due to improving leasing trends. An underweight to Digital Realty also contributed due to underperformance related to increased competition for data center space and investor concerns on management's credibility. In addition, an overweight to First Industrial contributed due to strong leasing activity and improving fundamentals in their existing portfolio and development opportunities. An overweight to malls, particularly through large-cap names Simon Property Group and Taubman Centers detracted from relative performance. Larger capitalization stocks lagged their smaller capitalization peers as investors tended to favor more risk during the past year. Another detractor was lack of exposure to Cole Real Estate Investments, which outperformed after agreeing to be acquired by a competitor, American Realty Capital Properties, at a premium to its prior share price. In addition, an overweight to Camden Property Trust, an owner and operator of multifamily apartment communities, hindered performance due to investor fears over supply issues in the Sunbelt markets (typically includes markets such as Fort Lauderdale, Miami, Las Vegas, Los Angeles and Phoenix).

11

SAM Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. In addition, security selection in large-cap growth holdings contributed to results. Security selection in mid-cap value holdings also aided performance. Holdings in emerging market equities hindered results within the underlying funds. Also, exposure to the Global Multi-Strategy Fund detracted from performance. Security selection among large-cap value holdings also detracted from results.

12

SAM Conservative Balanced Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. For the period, a strategic allocation to high yield bonds contributed to results. In addition, security selection in large-cap growth holdings aided performance. A strategic allocation to emerging market equities detracted from performance within the underlying funds. Exposure to the Global Multi-Strategy Fund, which underperformed other equities during the year, also detracted from performance. In addition, security selection among large-cap value holdings hindered results.

13

SAM Conservative Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income within the underlying funds aided performance. Security selection in large-cap growth holdings and mid-cap value holdings also aided results. A strategic allocation to emerging market equities and exposure to the Global Multi-Strategy Fund, which underperformed other equities detracted from performance.

In addition, security selection among large-cap value holdings within the underlying funds hindered results.

14

SAM Flexible Income Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

A tactical preference for equities versus fixed income aided performance within the underlying funds. In addition, a strategic allocation to high yield bonds contributed to performance, as they outperformed other fixed income securities. Security selection among investment grade corporate bonds also contributed to performance. A strategic allocation to emerging market equities detracted from performance within the underlying funds. A tactical overweight in real estate investment trusts (REITs) and international real estate also detracted from performance. In addition, security selection among REITs and international real estate securities hindered results.

15

SAM Strategic Growth Portfolio

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Portfolio performance during the fiscal year?

Principal Strategic Asset Management (SAM) Portfolios invest wholly in the shares of the underlying funds.

Security selection in large-cap growth holdings and mid-cap value holdings contributed to results within the underlying funds. A tactical preference for equities versus fixed income aided performance. A strategic allocation to emerging market equities hindered performance within the underlying funds. In addition, a tactical overweight to real estate investment trust (REIT) holdings and international real estate holdings detracted from performance. Security selection among large-cap value holdings also detracted from results.

16

Short-Term Income Account

Sub-Advisor: Edge Asset Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Issue selection in corporate bonds aided performance, led by selection in the banking and utility sectors. Lack of exposure to foreign government and foreign agencies also aided results. An out-of-benchmark allocation to asset-backed securities (ABS) contributed to performance. An out-of-benchmark allocation to non-agency residential mortgage backed securities (RMBS) detracted from performance. Issue selection in the insurance sector hindered results. In addition, an underweight to the banking sector detracted from performance.

17

SmallCap Growth Account II

Investment Advisor: Principal Management Corporation; Sub-Advisor: Emerald Advisers, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Positive stock selection overall contributed to returns, led by the health care sector; the largest individual contributor was an overweight to NPS Pharmaceuticals, Inc. Selection within the industrial sector also aided performance; the largest individual contributor was an overweight to Spirit Airlines. SmallCap Growth Account II was rewarded for having a higher relative strength profile than the index. Poor stock selection in the information technology sector diminished returns; the largest individual detractor was an overweight to Ixia. Selection in the materials sector also detracted from performance; the largest individual detractor was an out-of-index holding to Allied Nevada Gold Corp. SmallCap Growth Account II was not rewarded for holding stocks that exhibited higher price volatility than the stocks in the index.

18

SmallCap Value Account I

Investment Advisor: Principal Management Corporation; Sub-Advisor: JP Morgan Investment Management, Inc.

What contributed to or detracted from Account performance during the fiscal year?

Stock selection was positive overall, led by the financial sector; the largest individual contributor was an overweight to American Equity Investment Life Holding Company. Sector allocation also aided performance, with an average 1% overweight to the industrial sector contributing to returns. SmallCap Value Account I's higher relative strength profile than the index also enhanced performance. An average 1% underweight to the consumer discretionary sector, the second best performing sector in the index, diminished performance. In addition, the largest individual detractor was an underweight to Fifth & Pacific Companies, Inc., which posted a largely positive return during the year. SmallCap Value Account I was hindered for holding stocks that exhibited higher price volatility than the stocks in the index.

19

Glossary

Barclays Aggregate Bond Index:

A broad-based index intended to represent the U.S. fixed-income market.

Barclays Credit 1–3 Years Index:

The index is composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

Barclays U.S. Agency Fixed Rate MBS Index:

The index covers the fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mae (FHLMC).

Morgan Stanley Capital International (MSCI) EAFE Index:

A broad-based, capitalization-weighted index of equity markets representing 21 countries in Europe, Australia, Asia, and the Far East.

Morgan Stanley Capital International (MSCI) U.S. REIT Index:

A total-return index comprised of the most actively traded real estate investment trusts and designed to be a measure of real estate equity performance.

Morningstar Aggressive Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 70–90% invested in equities and the remainder invested in fixed income and cash.

Morningstar Conservative Allocation Category:

An average of the net asset value (NAV) returns of domestic mutual funds with 20–50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Foreign Large Blend Category:

Foreign large-blend portfolios invest in a variety of big international stocks. Most of these portfolios divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. These portfolios primarily invest in stocks that have market caps in the top 70% of each economically integrated market (such as Europe or Asia ex-Japan). The blend style is assigned to portfolios where neither growth nor value characteristics predominate. These portfolios typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate Government Category:

Intermediate-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between 3.5 and six years (or, if duration is unavailable, average effective maturities between four and 10 years). Consequently, the group’s performance — and its level of volatility — tends to fall between that of the short government and long government bond categories.

Morningstar Intermediate-Term Bond Category:

Intermediate-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of 3.5 to six years (or, if duration is unavailable, average effective maturities of four to 10 years). These portfolios are less sensitive to interest rates, and therefore less volatile, than portfolios that have longer durations.

Morningstar Large Blend Category:

An average of the net asset value (NAV) returns of domestic mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

20

Glossary

Morningstar Large Growth Category:

An average of the net asset value (NAV) returns of mutual funds that invest in large U.S companies that are projected to grow faster than other large-cap stocks.

Morningstar Large Value Category:

An average of the net asset value (NAV) returns of mutual funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks.

Morningstar Mid-Cap Growth Category:

Some mid-cap growth portfolios invest in stocks of all sizes, thus leading to a mid-cap profile, but others focus on midsize companies. Mid-cap growth portfolios target U.S. firms that are projected to grow faster than other mid-cap stocks, therefore commanding relatively higher prices. The U.S. mid-cap range for market capitalization typically falls between $1 billion–$8 billion and represents 20% of the total capitalization of the U.S. equity market. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Moderate Allocation Category:

An average of the net asset value (NAV) returns of mutual funds with 50–70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Real Estate Category:

Specialty-real estate portfolios invest primarily in real-estate investment trusts (REITs) of various types. REITs are companies that develop and manage real-estate properties. There are several different types of REITs, including apartment, factory-outlet, health-care, hotel, industrial, mortgage, office, and shopping center REITs. Some portfolios in this category also invest in real-estate operating companies. Primary Index: Standard & Poor’s 500 Secondary Index: Wilshire REIT.

Morningstar Short-Term Bond Category:

Short-term bond portfolios invest primarily in corporate and other investment-grade U.S. fixed-income issues and have durations of one to 3.5 years (or, if duration is unavailable, average effective maturities of one to four years). These portfolios are attractive to fairly conservative investors, because they are less sensitive to interest rates than portfolios with longer durations.

Morningstar Small Growth Category:

Small-growth portfolios focus on faster-growing companies whose shares are at the lower end of the market-capitalization range. These portfolios tend to favor companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast-growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Morningstar Small Value Category:

Small-value portfolios invest in small U.S. companies with valuations and growth rates below other small-cap peers. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

Russell 1000® Growth Index:

The index measures the performance of those Russell 1000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index:

The index measures the performance of the highest-ranking 1,000 stocks in the Russell 3000® Index.

21

Glossary

Russell 1000® Value Index:

The index measures the performance of those Russell 1000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index:

The index measures the performance of those Russell 2000® Index securities with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index:

The index measures the performance of the 2,000 smallest stocks in the Russell 3000® Index.

Russell 2000® Value Index:

The index measures the performance of those Russell 2000® Index securities with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index:

The index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap® Index:

The index measures the performance of the 800 smallest stocks in the Russell 1000® Index.

S&P 500 Index:

A broad-based index intended to represent the U.S. equity market.

SAM Balanced Blended Index:

The index is composed of 45% Russell 3000 Index, 40% Barclays Aggregate Bond Index, and 15% MSCI EAFE Index.

SAM Conservative Balanced Blended Index:

The index is composed of 60% Barclays Aggregate Bond Index, 30% Russell 3000 Index, and 10% MSCI EAFE Index.

SAM Conservative Growth Blended Index:

The index is composed of 60% Russell 3000 Index, 20% Barclays Aggregate Bond Index, and 20% MSCI EAFE Index.

SAM Flexible Income Blended Index:

The index is composed of 75% Barclays Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI EAFE Index.

SAM Strategic Growth Blended Index:

The index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index, and 5% Barclays Aggregate Bond Index.

22

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$389,782	$420,344	$378,932
Foreign currency--at cost	$55	$–	$–
Assets
Investment in securities--at value	$501,397	$652,668	$376,366
Foreign currency--at value	55	–	–
Cash	1,282	5,681	2,933
Receivables:
Dividends and interest	881	2,253	1,603
Fund shares sold	71	78	1,671
Investment securities sold	44	489	–
Prepaid expenses	2	–	–
Total Assets	503,732	661,169	382,573
Liabilities
Accrued management and investment advisory fees	343	262	162
Accrued distribution fees	–	5	–
Accrued custodian fees	75	–	–
Accrued directors' expenses	2	2	1
Accrued other expenses	–	14	8
Payables:
Deferred foreign tax	34	–	–
Fund shares redeemed	694	5,332	256
Investment securities purchased	32	202	1,864
Total Liabilities	1,180	5,817	2,291
Net Assets Applicable to Outstanding Shares	$502,552	$655,352	$380,282

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$525,169	$461,592	$393,737
Accumulated undistributed (overdistributed) net investment income (loss)	7,694	20,026	12,599
Accumulated undistributed (overdistributed) net realized gain (loss)	(141,896)	(58,590)	(23,488)
Net unrealized appreciation (depreciation) of investments	111,581	232,324	(2,566)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	4	–	–
Total Net Assets	$502,552	$655,352	$380,282
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$501,094	$630,542	$379,351
Shares issued and outstanding	33,706	30,020	36,737
Net Asset Value per share	$14.87	$21.00	$10.33
Class 2: Net Assets	$1,458	$24,810	$931
Shares issued and outstanding	97	1,189	90
Net Asset Value per share	$14.97	$20.87	$10.34

See accompanying notes.

23

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands, except per share amounts
Investment in securities--at cost	$252,746	$117,281	$75,843
Assets
Investment in securities--at value	$266,765	$158,914	$99,827
Cash	4,430	1,211	644
Deposits with counterparty	–	200	–
Receivables:
Dividends and interest	2,869	240	87
Expense reimbursement from Manager	–	2	–
Fund shares sold	103	–	36
Investment securities sold	–	4,944	504
Variation margin on financial derivative instruments	–	11	–
Total Assets	274,167	165,522	101,098
Liabilities
Accrued management and investment advisory fees	117	104	58
Accrued distribution fees	1	–	–
Accrued directors' expenses	1	1	1
Accrued other expenses	7	14	6
Payables:
Fund shares redeemed	323	2,566	181
Investment securities purchased	998	22	–
Total Liabilities	1,447	2,707	246
Net Assets Applicable to Outstanding Shares	$272,720	$162,815	$100,852

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$252,474	$131,574	$102,934
Accumulated undistributed (overdistributed) net investment income (loss)	10,990	1,897	699
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,763)	(12,401)	(26,765)
Net unrealized appreciation (depreciation) of investments	14,019	41,745	23,984
Total Net Assets	$272,720	$162,815	$100,852
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$269,330	$161,831	$100,140
Shares issued and outstanding	25,219	16,032	4,499
Net Asset Value per share	$10.68	$10.09	$22.26
Class 2: Net Assets	$3,390	$984	$712
Shares issued and outstanding	319	97	32
Net Asset Value per share	$10.63	$10.14	$22.20

See accompanying notes.

24

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	MidCap Account(a)	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands, except per share amounts
Investment in securities--at cost	$404,047	$282,626	$17,033
Assets
Investment in securities--at value	$664,499	$282,626	$38,098
Cash	180	15	371
Receivables:
Dividends and interest	226	11	54
Expense reimbursement from Manager	–	69	–
Fund shares sold	144	1,712	7
Investment securities sold	1,852	–	84
Total Assets	666,901	284,433	38,614
Liabilities
Accrued management and investment advisory fees	292	108	20
Accrued distribution fees	3	–	1
Accrued directors' expenses	2	1	–
Accrued professional fees	–	–	5
Accrued other expenses	10	7	4
Payables:
Fund shares redeemed	1,589	250	51
Investment securities purchased	7	–	94
Total Liabilities	1,903	366	175
Net Assets Applicable to Outstanding Shares	$664,998	$284,067	$38,439

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$346,090	$284,077	$10,065
Accumulated undistributed (overdistributed) net investment income (loss)	2,322	–	1,236
Accumulated undistributed (overdistributed) net realized gain (loss)	56,134	(10)	6,073
Net unrealized appreciation (depreciation) of investments	260,452	–	21,065
Total Net Assets	$664,998	$284,067	$38,439
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$649,893	$283,108	$32,077
Shares issued and outstanding	10,946	283,118	1,312
Net Asset Value per share	$59.37	$1.00	$24.45
Class 2: Net Assets	$15,105	$959	$6,362
Shares issued and outstanding	255	959	262
Net Asset Value per share	$59.16	$1.00	$24.27

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

25

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio

Amounts in thousands, except per share amounts
Investment in securities--at cost	$105,826	$ –	$ –
Investment in affiliated Accounts--at cost	$–	$862,956	$201,154
Assets
Investment in securities--at value	$128,036	$ –	$ –
Investment in affiliated Accounts--at value	–	1,019,145	228,582
Cash	195	–	–
Receivables:
Dividends and interest	614	111	43
Fund shares sold	129	92	56
Investment securities sold	66	–	–
Total Assets	129,040	1,019,348	228,681
Liabilities
Accrued management and investment advisory fees	97	193	44
Accrued distribution fees	–	22	3
Accrued directors' expenses	–	3	1
Accrued other expenses	6	6	5
Payables:
Fund shares redeemed	65	2,585	241
Total Liabilities	168	2,809	294
Net Assets Applicable to Outstanding Shares	$128,872	$1,016,539	$228,387

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$105,831	$708,583	$178,915
Accumulated undistributed (overdistributed) net investment income (loss)	2,703	25,774	6,730
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,872)	125,993	15,314
Net unrealized appreciation (depreciation) of investments	22,210	156,189	27,428
Total Net Assets	$128,872	$1,016,539	$228,387
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$128,601	$913,823	$212,247
Shares issued and outstanding	7,528	49,326	15,849
Net Asset Value per share	$17.08	$18.53	$13.39
Class 2: Net Assets	$271	$102,716	$16,140
Shares issued and outstanding	16	5,584	1,215
Net Asset Value per share	$17.18	$18.39	$13.28

See accompanying notes.

26

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio

Amounts in thousands, except per share amounts
Investment in affiliated Accounts--at cost	$233,239	$208,909	$176,915
Assets
Investment in affiliated Accounts--at value	$279,000	$234,048	$209,141
Receivables:
Dividends and interest	9	67	–
Fund shares sold	125	23	30
Total Assets	279,134	234,138	209,171
Liabilities
Accrued management and investment advisory fees	53	45	40
Accrued distribution fees	21	4	18
Accrued directors' expenses	1	1	1
Accrued other expenses	5	5	5
Payables:
Fund shares redeemed	191	47	369
Total Liabilities	271	102	433
Net Assets Applicable to Outstanding Shares	$278,863	$234,036	$208,738

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$197,732	$192,240	$141,466
Accumulated undistributed (overdistributed) net investment income (loss)	5,040	8,416	3,237
Accumulated undistributed (overdistributed) net realized gain (loss)	30,330	8,241	31,809
Net unrealized appreciation (depreciation) of investments	45,761	25,139	32,226
Total Net Assets	$278,863	$234,036	$208,738
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$179,850	$214,572	$121,049
Shares issued and outstanding	8,731	15,645	5,140
Net Asset Value per share	$20.60	$13.72	$23.55
Class 2: Net Assets	$99,013	$19,464	$87,689
Shares issued and outstanding	4,849	1,429	3,751
Net Asset Value per share	$20.42	$13.62	$23.38

See accompanying notes.

27

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

	Short-Term Income Account	SmallCap Growth Account II		SmallCap Value Account I

Amounts in thousands, except per share amounts
Investment in securities--at cost	$245,560	$51,743		$87,781
Assets
Investment in securities--at value	$248,236	$71,718	(a)	$116,755	(a)
Cash	3,753	1,092		3,779
Deposits with counterparty	–	200		350
Receivables:
Dividends and interest	1,146	16		171
Expense reimbursement from Manager	2	6		19
Fund shares sold	4,481	54		21
Investment securities sold	–	90		210
Variation margin on financial derivative instruments	–	10		33
Total Assets	257,618	73,186		121,338
Liabilities
Accrued management and investment advisory fees	107	57		109
Accrued distribution fees	–	1		–
Accrued directors' expenses	1	–		–
Accrued other expenses	7	14		21
Payables:
Fund shares redeemed	104	7		1,092
Investment securities purchased	–	207		296
Collateral obligation on securities loaned, at value	–	3,517		2,516
Total Liabilities	219	3,803		4,034
Net Assets Applicable to Outstanding Shares	$257,399	$69,383		$117,304

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$268,800	$63,543		$77,135
Accumulated undistributed (overdistributed) net investment income (loss)	4,267	–		943
Accumulated undistributed (overdistributed) net realized gain (loss)	(18,344)	(14,260)		9,848
Net unrealized appreciation (depreciation) of investments	2,676	20,100		29,378
Total Net Assets	$257,399	$69,383		$117,304
Capital Stock (par value: $.01 a share):
Shares authorized	400,000	300,000		300,000
Net Asset Value Per Share:
Class 1: Net Assets	$256,561	$65,466		$117,194
Shares issued and outstanding	98,957	3,576		5,391
Net Asset Value per share	$2.59	$18.31		$21.74
Class 2: Net Assets	$838	$3,917		$110
Shares issued and outstanding	324	218		4
Net Asset Value per share	$2.59	$17.99		$21.64

(a)	Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

See accompanying notes.

28

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Diversified International Account	Equity Income Account	Government & High Quality Bond Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$14,347	$21,572	$–
Withholding tax	(1,563)	(451)	–
Interest	3	8	12,530
Total Income	12,787	21,129	12,530
Expenses:
Management and investment advisory fees	3,991	3,052	2,033
Distribution Fees - Class 2	4	60	3
Custodian fees	161	15	7
Directors' expenses	10	12	8
Professional fees	27	3	3
Other expenses	3	3	2
Total Expenses	4,196	3,145	2,056
Net Investment Income (Loss)	8,591	17,984	10,474

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	32,950	36,821	4,979
Foreign currency transactions	(349)	(1)	–
Change in unrealized appreciation/depreciation of:
Investments (net of deferred foreign tax payable of $34, $0 and $0, respectively)	40,786	98,593	(19,992)
Translation of assets and liabilities in foreign currencies	19	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	73,406	135,413	(15,013)
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,997	$153,397	$(4,539)

See accompanying notes.

29

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Income Account	LargeCap Blend Account II	LargeCap Growth Account
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$3,122	$1,829
Withholding tax	–	(7)	(11)
Interest	13,439	3	4
Total Income	13,439	3,118	1,822
Expenses:
Management and investment advisory fees	1,424	1,214	1,174
Distribution Fees - Class 2	9	2	2
Custodian fees	5	25	3
Directors' expenses	6	5	5
Professional fees	3	3	3
Other expenses	1	1	1
Total Gross Expenses	1,448	1,250	1,188
Less: Reimbursement from Manager	–	29	–
Total Net Expenses	1,448	1,221	1,188
Net Investment Income (Loss)	11,991	1,897	634

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	1,050	22,707	70,875
Futures contracts	–	1,177	–
Change in unrealized appreciation/depreciation of:
Investments	(12,075)	18,283	(20,549)
Futures contracts	–	100	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	(11,025)	42,267	50,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$966	$44,164	$50,960

See accompanying notes.

30

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	MidCap Account	Money Market Account	Principal Capital Appreciation Account

Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$6,872	$–	$1,920
Withholding tax	(188)	–	(15)
Interest	–	565	2
Total Income	6,684	565	1,907
Expenses:
Management and investment advisory fees	3,346	1,312	657
Distribution Fees - Class 2	34	3	14
Custodian fees	10	8	10
Directors' expenses	12	7	4
Professional fees	3	2	3
Other expenses	4	3	1
Total Gross Expenses	3,409	1,335	689
Less: Reimbursement from Manager - Class 1	–	764	–
Less: Reimbursement from Manager - Class 2	–	3	–
Less: Reimbursement from Distributor - Class 2	–	3	–
Total Net Expenses	3,409	565	689
Net Investment Income (Loss)	3,275	–	1,218

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	59,998	–	60,378
Change in unrealized appreciation/depreciation of:
Investments	120,055	–	(29,281)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	180,053	–	31,097
Net Increase (Decrease) in Net Assets Resulting from Operations	$183,328	$–	$32,315

See accompanying notes.

31

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Real Estate Securities Account	SAM Balanced Portfolio	SAM Conservative Balanced Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$–	$28,381	$7,310
Dividends	3,969	–	–
Total Income	3,969	28,381	7,310
Expenses:
Management and investment advisory fees	1,231	2,219	499
Distribution Fees - Class 2	1	248	39
Custodian fees	4	–	–
Directors' expenses	4	17	5
Professional fees	3	3	3
Other expenses	1	3	1
Total Expenses	1,244	2,490	547
Net Investment Income (Loss)	2,725	25,891	6,763

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	8,889	–	–
Investment transactions in affiliated Accounts	–	118,242	16,373
Capital gain distribution received from affiliated Accounts	–	24,475	3,922
Change in unrealized appreciation/depreciation of:
Investments	(6,050)	–	–
Investments in affiliated Accounts	–	(10,811)	(3,236)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	2,839	131,906	17,059
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,564	$157,797	$23,822

See accompanying notes.

32

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	SAM Conservative Growth Portfolio	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends from affiliated Accounts	$5,877	$9,057	$3,877
Total Income	5,877	9,057	3,877
Expenses:
Management and investment advisory fees	574	540	420
Distribution Fees - Class 2	231	49	199
Directors' expenses	6	6	5
Professional fees	3	3	3
Other expenses	1	1	1
Total Expenses	815	599	628
Net Investment Income (Loss)	5,062	8,458	3,249

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions in affiliated Accounts	34,529	11,273	29,966
Capital gain distribution received from affiliated Accounts	8,416	2,643	8,483
Change in unrealized appreciation/depreciation of:
Investments in affiliated Accounts	4,251	(4,905)	2,822
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	47,196	9,011	41,271
Net Increase (Decrease) in Net Assets Resulting from Operations	$52,258	$17,469	$44,520

See accompanying notes.

33

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Year Ended December 31, 2013

	Short-Term Income Account	SmallCap Growth Account II	SmallCap Value Account I
Amounts in thousands
Net Investment Income (Loss)
Income:
Dividends	$–	$168	$1,941
Withholding tax	–	–	(1)
Interest	5,567	1	4
Securities lending - net	–	7	2
Total Income	5,567	176	1,946
Expenses:
Management and investment advisory fees	1,274	605	1,225
Distribution Fees - Class 2	3	9	–
Custodian fees	6	22	42
Directors' expenses	6	3	4
Professional fees	3	3	3
Other expenses	1	–	1
Total Gross Expenses	1,293	642	1,275
Less: Reimbursement from Manager	–	61	22
Less: Reimbursement from Manager - Class 1	26	–	143
Total Net Expenses	1,267	581	1,110
Net Investment Income (Loss)	4,300	(405)	836

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, and Futures
Net realized gain (loss) from:
Investment transactions	1,762	10,374	20,831
Futures contracts	78	754	1,666
Change in unrealized appreciation/depreciation of:
Investments	(2,983)	12,419	13,522
Futures contracts	(24)	69	284
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies,
and Futures	(1,167)	23,616	36,303
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,133	$23,211	$37,139

See accompanying notes.

34

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Diversified International Account		Equity Income Account
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$8,591	$9,928	$17,984	$20,385
Net realized gain (loss) on investments, foreign currencies, and futures	32,601	(1,954)	36,820	21,892
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	40,805	67,855	98,593	35,465
Net Increase (Decrease) in Net Assets Resulting from Operations	81,997	75,829	153,397	77,742

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(12,278)	(9,416)	(19,090)	(17,730)
Class 2	(32)	(28)	(679)	(665)
Total Dividends and Distributions	(12,310)	(9,444)	(19,769)	(18,395)

Capital Share Transactions
Shares sold:
Class 1	26,783	17,790	30,440	14,649
Class 2	89	109	644	760
Shares issued in reinvestment of dividends and distributions:
Class 1	12,278	9,416	19,090	17,730
Class 2	32	28	679	665
Shares redeemed:
Class 1	(72,185)	(57,097)	(125,627)	(135,657)
Class 2	(526)	(721)	(4,445)	(6,415)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(33,529)	(30,475)	(79,219)	(108,268)
Total Increase (Decrease)	36,158	35,910	54,409	(48,921)

Net Assets
Beginning of period	466,394	430,484	600,943	649,864
End of period (including undistributed net investment income as set forth below)	$502,552	$466,394	$655,352	$600,943
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,694	$10,282	$20,026	$20,680

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,963	1,493	1,576	883
Class 2	7	9	33	46
Shares issued in reinvestment of dividends and distributions:
Class 1	914	797	1,005	1,064
Class 2	2	2	36	40
Shares redeemed:
Class 1	(5,232)	(4,749)	(6,514)	(8,202)
Class 2	(39)	(59)	(230)	(389)
Net Increase (Decrease)	(2,385)	(2,507)	(4,094)	(6,558)

See accompanying notes.

35

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Government & High Quality Bond Account		Income Account
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$10,474	$13,334	$11,991	$13,397
Net realized gain (loss) on investments, foreign currencies, and futures	4,979	2,961	1,050	893
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(19,992)	1,044	(12,075)	11,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,539)	17,339	966	25,474

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(15,618)	(17,788)	(14,042)	(12,781)
Class 2	(39)	(43)	(170)	(160)
Total Dividends and Distributions	(15,657)	(17,831)	(14,212)	(12,941)

Capital Share Transactions
Shares sold:
Class 1	33,232	31,689	15,587	44,455
Class 2	9	80	93	102
Shares issued in reinvestment of dividends and distributions:
Class 1	15,618	17,788	14,042	12,781
Class 2	39	43	170	160
Shares redeemed:
Class 1	(81,530)	(70,679)	(39,976)	(16,746)
Class 2	(205)	(193)	(581)	(953)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(32,837)	(21,272)	(10,665)	39,799
Total Increase (Decrease)	(53,033)	(21,764)	(23,911)	52,332

Net Assets
Beginning of period	433,315	455,079	296,631	244,299
End of period (including undistributed net investment income as set forth below)	$380,282	$433,315	$272,720	$296,631
Undistributed (Overdistributed) Net Investment Income (Loss)	$12,599	$15,541	$10,990	$12,786

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,126	2,889	1,429	4,006
Class 2	1	7	8	9
Shares issued in reinvestment of dividends and distributions:
Class 1	1,527	1,655	1,341	1,178
Class 2	4	4	17	15
Shares redeemed:
Class 1	(7,666)	(6,430)	(3,638)	(1,501)
Class 2	(20)	(17)	(53)	(86)
Net Increase (Decrease)	(3,028)	(1,892)	(896)	3,621

See accompanying notes.

36

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,897	$2,282	$634	$1,472
Net realized gain (loss) on investments, foreign currencies, and futures	23,884	13,153	70,875	17,950
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	18,383	7,776	(20,549)	11,349
Net Increase (Decrease) in Net Assets Resulting from Operations	44,164	23,211	50,960	30,771

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,266)	(2,084)	(1,397)	(594)
Class 2	(11)	(8)	(8)	–
Total Dividends and Distributions	(2,277)	(2,092)	(1,405)	(594)

Capital Share Transactions
Shares sold:
Class 1	2,565	4,251	21,547	28,264
Class 2	60	49	63	79
Shares issued in reinvestment of dividends and distributions:
Class 1	2,266	2,084	1,397	594
Class 2	11	8	8	–
Shares redeemed:
Class 1	(38,870)	(34,332)	(182,529)	(30,153)
Class 2	(162)	(60)	(144)	(126)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(34,130)	(28,000)	(159,658)	(1,342)
Total Increase (Decrease)	7,757	(6,881)	(110,103)	28,835

Net Assets
Beginning of period	155,058	161,939	210,955	182,120
End of period (including undistributed net investment income as set forth below)	$162,815	$155,058	$100,852	$210,955
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,897	$2,278	$699	$1,470

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	290	561	1,141	1,738
Class 2	7	6	3	5
Shares issued in reinvestment of dividends and distributions:
Class 1	252	273	72	36
Class 2	1	1	–	–
Shares redeemed:
Class 1	(4,312)	(4,551)	(9,180)	(1,847)
Class 2	(18)	(8)	(7)	(8)
Net Increase (Decrease)	(3,780)	(3,718)	(7,971)	(76)

See accompanying notes.

37

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	MidCap Account(a)		Money Market Account
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$3,275	$5,851	$–	$–
Net realized gain (loss) on investments, foreign currencies, and futures	59,998	32,102	–	–
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	120,055	62,499	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	183,328	100,452	–	–

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(8,897)	(4,842)	–	–
Class 2	(170)	(75)	–	–
From net realized gain on investments:
Class 1	(28,373)	(8,761)	–	–
Class 2	(637)	(189)	–	–
Total Dividends and Distributions	(38,077)	(13,867)	–	–

Capital Share Transactions
Shares sold:
Class 1	27,346	21,511	169,496	152,027
Class 2	443	442	1,152	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	37,270	13,603	–	–
Class 2	807	264	–	–
Shares redeemed:
Class 1	(117,693)	(90,307)	(190,291)	(170,968)
Class 2	(1,447)	(1,558)	(1,446)	(1,540)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(53,274)	(56,045)	(21,089)	(19,465)
Total Increase (Decrease)	91,977	30,540	(21,089)	(19,465)

Net Assets
Beginning of period	573,021	542,481	305,156	324,621
End of period (including undistributed net investment income as set forth below)	$664,998	$573,021	$284,067	$305,156
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,322	$5,526	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	511	486	169,496	152,027
Class 2	8	10	1,152	1,016
Shares issued in reinvestment of dividends and distributions:
Class 1	706	308	–	–
Class 2	15	6	–	–
Shares redeemed:
Class 1	(2,152)	(2,026)	(190,291)	(170,968)
Class 2	(27)	(35)	(1,446)	(1,540)
Net Increase (Decrease)	(939)	(1,251)	(21,089)	(19,465)

(a)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

See accompanying notes.

38

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	Principal Capital Appreciation Account		Real Estate Securities Account
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$1,218	$2,323	$2,725	$1,859
Net realized gain (loss) on investments, foreign currencies, and futures	60,378	5,554	8,889	23,230
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(29,281)	11,951	(6,050)	(2,802)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,315	19,828	5,564	22,287

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,955)	(1,699)	(1,785)	(1,865)
Class 2	(375)	(43)	(3)	(3)
From net realized gain on investments:
Class 1	(4,605)	(1,796)	–	–
Class 2	(913)	(62)	–	–
Total Dividends and Distributions	(7,848)	(3,600)	(1,788)	(1,868)

Capital Share Transactions
Shares sold:
Class 1	3,205	3,016	18,585	19,766
Class 2	369	310	29	5
Shares issued in reinvestment of dividends and distributions:
Class 1	6,560	3,495	1,785	1,865
Class 2	1,288	105	3	3
Shares redeemed:
Class 1	(147,225)	(19,584)	(28,607)	(49,256)
Class 2	(856)	(1,239)	(25)	(79)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(136,659)	(13,897)	(8,230)	(27,696)
Total Increase (Decrease)	(112,192)	2,331	(4,454)	(7,277)

Net Assets
Beginning of period	150,631	148,300	133,326	140,603
End of period (including undistributed net investment income as set forth below)	$38,439	$150,631	$128,872	$133,326
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,236	$2,348	$2,703	$1,766

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	127	131	1,050	1,247
Class 2	15	13	2	–
Shares issued in reinvestment of dividends and distributions:
Class 1	304	153	106	114
Class 2	60	5	–	–
Shares redeemed:
Class 1	(5,240)	(849)	(1,629)	(3,109)
Class 2	(35)	(54)	(1)	(5)
Net Increase (Decrease)	(4,769)	(601)	(472)	(1,753)

See accompanying notes.

39

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Balanced Portfolio		SAM Conservative Balanced Portfolio
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$25,891	$23,332	$6,763	$6,191
Net realized gain (loss) on investments, foreign currencies, and futures	142,717	12,962	20,295	2,612
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	(10,811)	71,687	(3,236)	12,551
Net Increase (Decrease) in Net Assets Resulting from Operations	157,797	107,981	23,822	21,354

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(21,320)	(5,577)	(5,822)	(1,552)
Class 2	(2,123)	(403)	(402)	(90)
From net realized gain on investments:
Class 1	(10,522)	(9,699)	(2,097)	(2,377)
Class 2	(1,166)	(1,140)	(159)	(196)
Total Dividends and Distributions	(35,131)	(16,819)	(8,480)	(4,215)

Capital Share Transactions
Shares sold:
Class 1	32,046	21,904	29,918	22,781
Class 2	5,755	5,063	1,588	1,545
Shares issued in acquisition:
Class 1	57,716	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	31,842	15,276	7,919	3,929
Class 2	3,289	1,543	561	286
Shares redeemed:
Class 1	(130,269)	(88,160)	(30,117)	(29,655)
Class 2	(14,094)	(15,560)	(3,045)	(2,745)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,715)	(59,934)	6,824	(3,859)
Total Increase (Decrease)	108,951	31,228	22,166	13,280

Net Assets
Beginning of period	907,588	876,360	206,221	192,941
End of period (including undistributed net investment income as set forth below)	$1,016,539	$907,588	$228,387	$206,221
Undistributed (Overdistributed) Net Investment Income (Loss)	$25,774	$23,326	$6,730	$6,191

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,831	1,393	2,299	1,875
Class 2	330	323	123	129
Shares issued in acquisition:
Class 1	3,298	N/A	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,857	969	626	325
Class 2	193	99	45	24
Shares redeemed:
Class 1	(7,407)	(5,582)	(2,310)	(2,440)
Class 2	(810)	(997)	(237)	(228)
Net Increase (Decrease)	(708)	(3,795)	546	(315)

See accompanying notes.

40

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Conservative Growth Portfolio		SAM Flexible Income Portfolio
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$5,062	$4,289	$8,458	$8,082
Net realized gain (loss) on investments, foreign currencies, and futures	42,945	3,422	13,916	3,601
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	4,251	21,393	(4,905)	10,209
Net Increase (Decrease) in Net Assets Resulting from Operations	52,258	29,104	17,469	21,892

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,868)	(629)	(7,477)	(2,288)
Class 2	(1,442)	(167)	(646)	(171)
From net realized gain on investments:
Class 1	–	–	(2,823)	(3,038)
Class 2	–	–	(262)	(292)
Total Dividends and Distributions	(4,310)	(796)	(11,208)	(5,789)

Capital Share Transactions
Shares sold:
Class 1	22,524	18,266	29,750	30,102
Class 2	7,193	5,772	1,162	2,080
Shares issued in reinvestment of dividends and distributions:
Class 1	2,868	629	10,300	5,326
Class 2	1,442	167	908	463
Shares redeemed:
Class 1	(19,592)	(25,590)	(46,857)	(21,947)
Class 2	(11,373)	(10,333)	(2,783)	(2,672)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,062	(11,089)	(7,520)	13,352
Total Increase (Decrease)	51,010	17,219	(1,259)	29,455

Net Assets
Beginning of period	227,853	210,634	235,295	205,840
End of period (including undistributed net investment income as set forth below)	$278,863	$227,853	$234,036	$235,295
Undistributed (Overdistributed) Net Investment Income (Loss)	$5,040	$4,288	$8,416	$8,081

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,187	1,127	2,175	2,299
Class 2	389	359	86	160
Shares issued in reinvestment of dividends and distributions:
Class 1	153	38	785	410
Class 2	78	10	70	36
Shares redeemed:
Class 1	(1,034)	(1,569)	(3,435)	(1,681)
Class 2	(608)	(641)	(207)	(206)
Net Increase (Decrease)	165	(676)	(526)	1,018

See accompanying notes.

41

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

	SAM Strategic Growth Portfolio		Short-Term Income Account
Amounts in thousands
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$3,249	$2,357	$4,300	$4,927
Net realized gain (loss) on investments, foreign currencies, and futures	38,449	2,799	1,840	1,594
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	2,822	17,348	(3,007)	5,755
Net Increase (Decrease) in Net Assets Resulting from Operations	44,520	22,504	3,133	12,276

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,459)	(206)	(4,939)	(5,475)
Class 2	(910)	–	(20)	(23)
Total Dividends and Distributions	(2,369)	(206)	(4,959)	(5,498)

Capital Share Transactions
Shares sold:
Class 1	18,055	14,194	47,868	57,951
Class 2	5,492	5,804	8	70
Shares issued in reinvestment of dividends and distributions:
Class 1	1,459	206	4,939	5,475
Class 2	910	–	20	23
Shares redeemed:
Class 1	(12,818)	(20,293)	(56,859)	(36,086)
Class 2	(8,856)	(8,509)	(447)	(382)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,242	(8,598)	(4,471)	27,051
Total Increase (Decrease)	46,393	13,700	(6,297)	33,829

Net Assets
Beginning of period	162,345	148,645	263,696	229,867
End of period (including undistributed net investment income as set forth below)	$208,738	$162,345	$257,399	$263,696
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,237	$2,357	$4,267	$4,926

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	854	798	18,356	22,399
Class 2	262	331	3	27
Shares issued in reinvestment of dividends and distributions:
Class 1	69	12	1,922	2,130
Class 2	43	–	7	9
Shares redeemed:
Class 1	(603)	(1,138)	(21,829)	(13,923)
Class 2	(423)	(481)	(174)	(147)
Net Increase (Decrease)	202	(478)	(1,715)	10,495

See accompanying notes.

42

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

Operations
Net investment income (loss)	$(405)	$(290)	$836	$1,199
Net realized gain (loss) on investments, foreign currencies, and futures	11,128	5,646	22,497	8,772
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	12,488	2,637	13,806	10,039
Net Increase (Decrease) in Net Assets Resulting from Operations	23,211	7,993	37,139	20,010

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	(1,179)	(815)
Class 2	–	–	(1)	(1)
Total Dividends and Distributions	–	–	(1,180)	(816)

Capital Share Transactions
Shares sold:
Class 1	5,584	3,478	4,702	3,560
Class 2	75	105	7	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	1,179	815
Class 2	–	–	1	1
Shares redeemed:
Class 1	(11,252)	(9,423)	(25,874)	(22,614)
Class 2	(323)	(314)	(14)	(27)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,916)	(6,154)	(19,999)	(18,265)
Total Increase (Decrease)	17,295	1,839	15,960	929

Net Assets
Beginning of period	52,088	50,249	101,344	100,415
End of period (including undistributed net investment income as set forth below)	$69,383	$52,088	$117,304	$101,344
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$943	$1,186

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	349	287	257	247
Class 2	5	8	–	–
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	62	56
Shares redeemed:
Class 1	(735)	(782)	(1,369)	(1,565)
Class 2	(21)	(26)	(1)	(2)
Net Increase (Decrease)	(402)	(513)	(1,051)	(1,264)

See accompanying notes.

43

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 26, 2013, SAM Balanced Portfolio acquired all the assets and assumed all the liabilities of Asset Allocation Account pursuant to a plan of acquisition approved by shareholders on April 2, 2013. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation (the “Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,335,000 shares from Asset Allocation Account for 3,298,000 shares valued at $57,716,000 of SAM Balanced Portfolio at an approximate exchange rate of .6182 for Class 1 shares. Cash was the primary asset acquired by SAM Balanced Portfolio on April 26, 2013. For financial reporting purposes, assets received and shares issued by SAM Balanced Portfolio were recorded at fair value. The aggregate net assets of Asset Allocation Account and SAM Balanced Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately $57,716,000 and $938,724,000, respectively. The aggregate net assets of SAM Balanced Portfolio immediately following the acquisition were $996,440,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the fiscal year for SAM Balanced Portfolio, SAM Balanced Portfolio’s pro forma results of operations for the year ended December 31, 2013, would have been $26,211,000 of net investment income, $134,816,000 of net realized and unrealized gain on investments, and $161,027,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Asset Allocation Account that have been included in SAM Balanced Portfolio’s statement of operations since April 26, 2013.

Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

44

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine their net asset values, for example weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other publicly traded investment funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in foreign currencies that exceeded 5% of net assets of the Account:

Diversified International Account
Euro	18.6%
British Pound	17.9
Japanese Yen	17.6
Canadian Dollar	9.6
Swiss Franc	5.2

45

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to a particular Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, redemptions-in-kind, returns of capital, amortization of premiums and discounts, futures contracts, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2013, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2010-2013. No examinations are in progress at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

46

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

2. Significant Accounting Policies (Continued)

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At December 31, 2013, Diversified International Account had no foreign tax refund receivable and had a deferred tax liability of $34,000 relating to foreign securities.

Recent Accounting Pronouncements. In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2013-08 Financial Services – Investment Companies to amend the criteria for an entity to qualify as an investment company. In addition, the ASU (1) requires new disclosure for all investment companies and (2) amends the measurement criteria for certain interests in other investment companies. ASU 2013-08 is effective prospectively during interim and annual periods in fiscal years beginning after December 15, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). During the year ended December 31, 2013, Diversified International Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, and Real Estate Securities Account each borrowed from the Facility. Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, Principal Capital Appreciation Account, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I each loaned to the Facility. The interest expense associated with these borrowings is included in other expenses on the statements of operations. The interest received is included in interest on the statements of operations.

In addition, the Accounts participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the year ended December 31, 2013, Diversified International Account, Income Account, and Short-Term Income Account each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled/open transactions, security loans, or repurchase agreements will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.

Master Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master agreement with a counterparty exceeds a specified threshold.

47

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Asset and related collateral information for repurchase agreements is included in the schedules of investments.

Collateral information relating to securities on loan is included in the securities lending note to financial statements.

The financial instruments that are subject to Master Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

48

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on “to-be-announced” securities (“TBA’s”), in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium received for lending certain types of securities. Security lending income is shown in each account’s statement of operations. As of December 31, 2013, the Accounts had securities on loan as follows (in thousands):

	Market Value	Collateral Value
SmallCap Growth Account II	$3,416	$3,517
SmallCap Value Account I	2,450	2,516

49

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities. As of December 31, 2013, the Accounts had no unfunded loan commitments outstanding.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

50

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives December 31, 2013		Liability Derivatives December 31, 2013
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 112 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 125 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 404 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$1,177	$100
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$78	$(24)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$754	$69
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$1,666	$284
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of the account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the year ended December 31, 2013.

51

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

52

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

4. Fair Value (Continued)

The fair values of these entities are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Account’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. There were no significant transfers into or out of Level 3, except as noted in the Level 3 roll forward.. The table below shows the amount that was transferred from Level 1 to Level 2 as of December 31, 2013 due to a security being thinly traded.

Diversified International Account	$1,307,806

The following is a summary of the inputs used as of December 31, 2013 in valuing the Accounts' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Account		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Account
Common Stocks
Basic Materials		$3,568	$30,953	$—	$34,521
Communications		4,605	54,761	—	59,366
Consumer, Cyclical		9,328	63,165	—	72,493
Consumer, Non-cyclical		8,137	69,984	—	78,121
Diversified		626	764	—	1,390
Energy		12,063	15,338	—	27,401
Financial		18,741	119,371	—	138,112
Industrial		9,384	46,659	—	56,043
Technology		1,551	22,659	—	24,210
Utilities		1,043	5,766	—	6,809
Preferred Stocks
Consumer, Non-cyclical		—	1,547	—	1,547
Repurchase Agreements		—	1,384	—	1,384
	Total investments in securities $	69,046	$432,351	$—	$501,397

53

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Account

Equity Income Account
Common Stocks*		$646,417	$—	$—	$646,417
Repurchase Agreements		—	6,251	—	6,251
	Total investments in securities $	646,417	$6,251	$—	$652,668

Government & High Quality Bond Account
Bonds		$—	$97,557	$2,040	$99,597
Repurchase Agreements		—	3,317	—	3,317
U.S. Government & Government Agency Obligations		—	273,452	—	273,452
	Total investments in securities $	—	$374,326	$2,040	$376,366

Income Account
Bonds		$—	$195,779	$1,835	$197,614
Common Stocks*		—	—	—	—
Convertible Bonds		—	3,827	—	3,827
Repurchase Agreements		—	4,760	—	4,760
Senior Floating Rate Interests		—	2,811	—	2,811
U.S. Government & Government Agency Obligations		—	57,753	—	57,753
	Total investments in securities $	—	$264,930	$1,835	$266,765

LargeCap Blend Account II
Common Stocks*		$157,624	$—	$—	$157,624
Repurchase Agreements		—	1,290	—	1,290
	Total investments in securities $	157,624	$1,290	$—	$158,914
Assets
Equity Contracts**
Futures		$112	$—	$—	$112

LargeCap Growth Account
Common Stocks*		$99,129	$—	$—	$99,129
Repurchase Agreements		—	698	—	698
	Total investments in securities $	99,129	$698	$—	$99,827

MidCap Account
Common Stocks*		$664,328	$—	$—	$664,328
Repurchase Agreements		—	171	—	171
	Total investments in securities $	664,328	$171	$—	$664,499

Money Market Account
Bonds		$—	$25,385	$—	$25,385
Certificate of Deposit		—	7,700	—	7,700
Commercial Paper		—	201,471	—	201,471
Investment Companies		14,310	—	—	14,310
Municipal Bonds		—	25,760	—	25,760
Repurchase Agreements		—	8,000	—	8,000
	Total investments in securities $	14,310	$268,316	$—	$282,626

Principal Capital Appreciation Account
Common Stocks*		$37,700	$—	$—	$37,700
Repurchase Agreements		—	398	—	398
	Total investments in securities $	37,700	$398	$—	$38,098

54

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Account

Real Estate Securities Account
Common Stocks*		$127,832	$—	$—	$127,832
Repurchase Agreements		—	204	—	204
	Total investments in securities $	127,832	$204	$—	$128,036

SAM Balanced Portfolio
Investment Companies		$1,019,145	$—	$—	$1,019,145
	Total investments in securities $	1,019,145	$—	$—	$1,019,145

SAM Conservative Balanced Portfolio
Investment Companies		$228,582	$—	$—	$228,582
	Total investments in securities $	228,582	$—	$—	$228,582

SAM Conservative Growth Portfolio
Investment Companies		$279,000	$—	$—	$279,000
	Total investments in securities $	279,000	$—	$—	$279,000

SAM Flexible Income Portfolio
Investment Companies		$234,048	$—	$—	$234,048
	Total investments in securities $	234,048	$—	$—	$234,048

SAM Strategic Growth Portfolio
Investment Companies		$209,141	$—	$—	$209,141
	Total investments in securities $	209,141	$—	$—	$209,141

Short-Term Income Account
Bonds		$—	$239,436	$853	$240,289
Repurchase Agreements		—	4,205	—	4,205
U.S. Government & Government Agency Obligations		—	3,742	—	3,742
	Total investments in securities $	—	$247,383	$853	$248,236

SmallCap Growth Account II
Common Stocks*		$66,891	$—	$—	$66,891
Investment Companies		3,600	—	—	3,600
Repurchase Agreements		—	1,227	—	1,227
	Total investments in securities $	70,491	$1,227	$—	$71,718
Assets
Equity Contracts**
Futures		$125	$—	$—	$125

55

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013

4. Fair Value (Continued)
		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Account

SmallCap Value Account I
Common Stocks
Basic Materials		$3,086	$—	$—	$3,086
Communications		5,305	—	—	5,305
Consumer, Cyclical		11,602	—	—	11,602
Consumer, Non-cyclical		14,702	—	—	14,702
Diversified		47	—	—	47
Energy		7,438	2	—	7,440
Financial		40,606	—	—	40,606
Industrial		14,268	—	—	14,268
Technology		6,965	—	—	6,965
Utilities		6,400	—	—	6,400
Investment Companies		2,366	—	—	2,366
Repurchase Agreements		—	3,968	—	3,968
	Total investments in securities $	112,785	$3,970	$—	$116,755
Assets
Equity Contracts**
Futures		$404	$—	$—	$404
*For additional detail regarding sector classifications, please see the Schedules of Investments.
**Futures are valued at the unrealized appreciation (depreciation) of the instrument.

Certain detailed information is provided for those Accounts with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value at
		December 31,	Valuation
Account	Asset Type	2013	Technique	Unobservable input	Input Value
			Indicative
Short-Term Income			Market
Account	Bonds	$853	Quotation	Broker Quote	$8.56

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

Account		Value December 31, 2012	Realized Gain/ (Loss)	Accrued Discounts/ Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3**	Value December 31, 2013		Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2013
Short-Term Income Account
Bonds		$3,388	$—	$14	$839	$—	$—	$(3,388	) $	853	$31
	Total $	3,388	$—	$14	$839	$—	$—	$(3,388	) $	853	$31

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted.

2. Securities that have certain restrictions on trading.

3. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes.

2. Securities where trading restrictions have expired.

3. Instances in which a price becomes available from a pricing service.

At the end of the year, there were no other Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales or transfers into or out of Level 3, except as noted above.

56

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

				Net Assets of Accounts (in millions)
	First $100		Next $100	Next $100		Next $100	Thereafter
Equity Income Account		.60%	.55%		.50%	.45%	.40%
MidCap Account		.65	.60		.55	.50	.45
Money Market Account		.50	.45		.40	.35	.30
Real Estate Securities Account		.90	.85		.80	.75	.70
SmallCap Growth Account II		1.00	.95		.90	.85	.80
SmallCap Value Account I		1.10	1.05	1.00		.95	.90

				Net Assets of Accounts (in millions)

	First $250		Next $250	Next $250		Next $250	Thereafter
Diversified International Account		.85%	.80%		.75%	.70%	.65%
LargeCap Blend Account II		.75	.70		.65	.60	.55

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account
	(in millions)
	First	Over
	$500		$500
Principal Capital Appreciation Account	.625%	.50%

		Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2		Over $2
	billion		billion
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2014. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.100
SmallCap Value Account I	.020

57

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2014

The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ended April 30, 2014.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At December 31, 2013, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

Class 1
Diversified International Account	21,944
Equity Income Account	15,945
Government & High Quality Bond Account	19,114
LargeCap Blend Account II	15,170
LargeCap Growth Account	3,976
MidCap Account	10,050
Money Market Account	280,247
Principal Capital Appreciation Account	688
Real Estate Securities Account	7,495
SAM Balanced Portfolio	45,198
SAM Conservative Balanced Portfolio	15,401
SAM Conservative Growth Portfolio	6,550
SAM Flexible Income Portfolio	14,673
SAM Strategic Growth Portfolio	4,474
Short-Term Income Account	68,407
SmallCap Growth Account II	3,345
SmallCap Value Account I	5,379

58

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

6. Investment Transactions

For the year ended December 31, 2013, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$378,188	$416,226	SAM Balanced Portfolio	$459,288	$456,581
Equity Income Account	112,154	185,170	SAM Conservative Balanced Portfolio	86,603	78,223
Government & High Quality Bond			SAM Conservative Growth Portfolio	134,895	122,596
Account	146,280	184,434	SAM Flexible Income Portfolio	70,558	77,692
Income Account	35,154	42,770	SAM Strategic Growth Portfolio	129,329	115,391
LargeCap Blend Account II	69,618	103,575	Short-Term Income Account	135,756	142,636
LargeCap Growth Account	114,057	266,501	SmallCap Growth Account II	41,992	47,895
MidCap Account	78,011	168,170	SmallCap Value Account I	60,219	81,809
Principal Capital Appreciation Account	6,677	146,894
Real Estate Securities Account	30,214	37,251

59

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

6. Investment Transactions (Continued)

For the year ended December 31, 2013, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$34,826	$29,810
Income Account	—	1,093
Short-Term Income Account	2,995	287

LargeCap Growth Account had an in-kind-redemption during the year ended December 31, 2013. The in-kind-redemption resulted in a distribution of securities with a value of $153,945,000 and the Account recorded a realized gain of approximately $54,207,000. The realized gain is included in net realized gain (loss) from investment transactions on the statement of operations.

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for year ended December 31, 2013 and December 31, 2012 were as follows (amounts in thousands):

				Long-Term
	Ordinary Income			Capital Gain*
	2013	2012		2013	2012
Diversified International Account	$12,310	$9,444	$	— $	—
Equity Income Account	19,769	18,395		—	—
Government & High Quality Bond Account	15,657	17,831		—	—
Income Account	14,212	12,941		—	—
LargeCap Blend Account II	2,277	2,092		—	—
LargeCap Growth Account	1,405	594		—	—
MidCap Account	11,269	4,917		26,808	8,950
Principal Capital Appreciation Account	2,395	2,759		5,453	841
Real Estate Securities Account	1,788	1,868		—	—
SAM Balanced Portfolio	23,899	5,980		11,232	10,839
SAM Conservative Balanced Portfolio	6,382	2,453		2,098	1,762
SAM Conservative Growth Portfolio	4,310	796		—	—
SAM Flexible Income Portfolio	8,245	3,005		2,963	2,784
SAM Strategic Growth Portfolio	2,369	206		—	—
Short-Term Income Account	4,959	5,498		—	—
SmallCap Value Account I	1,180	816		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

60

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2013, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital Loss	Net Unrealized Appreciation (Depreciation)	Other Temporary Differences*	Total Accumulated Earnings (Deficit)

Diversified International Account	$10,567	$—	$(141,326)	$108,142	$—	$(22,617)
Equity Income Account	16,097	—	(54,453)	232,116	—	193,760
Government & High Quality Bond Account	12,599	—	(23,413)	(2,566)	(75)	(13,455)
Income Account	12,655	—	(4,763)	12,592	(238)	20,246
LargeCap Blend Account II	1,884	—	(8,715)	38,072	—	31,241
LargeCap Growth Account	699	—	(26,745)	23,964	—	(2,082)
MidCap Account	3,682	57,219	—	258,007	—	318,908
Money Market Account	—	—	(10)	—	—	(10)
Principal Capital Appreciation Account	2,280	5,163	—	20,931	—	28,374
Real Estate Securities Account	2,702	—	(1,206)	21,545	—	23,041
SAM Balanced Portfolio	29,323	130,737	—	147,896	—	307,956
SAM Conservative Balanced Portfolio	7,044	18,924	—	23,504	—	49,472
SAM Conservative Growth Portfolio	5,040	35,293	—	40,798	—	81,131
SAM Flexible Income Portfolio	9,416	12,089	—	20,291	—	41,796
SAM Strategic Growth Portfolio	4,096	35,587	—	27,589	—	67,272
Short-Term Income Account	4,268	—	(18,274)	2,675	(70)	(11,401)
SmallCap Growth Account II	—	—	(14,019)	19,859	—	5,840
SmallCap Value Account I	983	11,488	—	27,698	—	40,169

*Represents book-to-tax accounting differences.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2013, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:			No Expiration
	2016	2017	2018	Short-Term Long-Term		Total
Diversified International Account	$41,863	$99,463	$—	$—	$—	$141,326
Equity Income Account	—	54,453	—	—	—	54,453
Government & High Quality Bond Account	19,092	4,321	—	—	—	23,413
Income Account	—	2,836	1,584	343	—	4,763
LargeCap Blend Account II	—	8,715	—	—	—	8,715
LargeCap Growth Account	—	26,745	—	—	—	26,745
Money Market Account	6	4	—	—	—	10
Real Estate Securities Account	—	1,206	—	—	—	1,206
Short-Term Income Account	9,976	8,298	—	—	—	18,274
SmallCap Growth Account II	—	14,019	—	—	—	14,019

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010, December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

61

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

As of December 31, 2013, the following Accounts utilized capital loss carryforwards as follows (amounts in thousands):

Utilized
Diversified International Account	$30,514
Equity Income Account	36,231
Government & High Quality Bond Account	2,727
Income Account	735
LargeCap Blend Account II	21,987
LargeCap Growth Account	16,608
Real Estate Securities Account	8,706
SAM Conservative Growth Portfolio	4,621
SAM Strategic Growth Portfolio	632
Short-Term Income Account	1,782
SmallCap Growth Account II	11,168
SmallCap Value Account I	10,252

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2013, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2013, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain
	Investment Income	on Investments	Paid in Capital
Diversified International Account	$1,131	$(1,131)	$—
Equity Income Account	1,131	(898)	(233)
Government & High Quality Bond Account	2,241	(2,241)	—
Income Account	425	(425)	—
LargeCap Blend Account II	(1)	1	—
LargeCap Growth Account	—	(54,207)	54,207
MidCap Account	2,588	(2,588)	—
Principal Capital Appreciation Account	—	(53,953)	53,953
SmallCap Growth Account II	405	13	(418)
SmallCap Value Account I	101	(101)	—

62

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013

7. Federal Tax Information (Continued)

Federal Income Tax Basis. At December 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized	Cost for Federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	Income Tax Purposes
Diversified International Account	112,146	(3,974)	108,172	393,225
Equity Income Account	243,943	(11,827)	232,116	420,552
Government & High Quality Bond Account	6,679	(9,245)	(2,566)	378,932
Income Account	17,023	(4,431)	12,592	254,173
LargeCap Blend Account II	38,686	(614)	38,072	120,842
LargeCap Growth Account	24,222	(258)	23,964	75,863
MidCap Account	260,072	(2,065)	258,007	406,492
Money Market Account	—	—	—	282,626
Principal Capital Appreciation Account	20,977	(46)	20,931	17,167
Real Estate Securities Account	25,026	(3,481)	21,545	106,491
SAM Balanced Portfolio	150,198	(2,302)	147,896	871,249
SAM Conservative Balanced Portfolio	24,023	(519)	23,504	205,078
SAM Conservative Growth Portfolio	41,518	(720)	40,798	238,202
SAM Flexible Income Portfolio	20,974	(683)	20,291	213,757
SAM Strategic Growth Portfolio	28,199	(610)	27,589	181,552
Short-Term Income Account	3,979	(1,304)	2,675	245,561
SmallCap Growth Account II	21,061	(1,202)	19,859	51,859
SmallCap Value Account I	29,622	(1,924)	27,698	89,057

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

63

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS - 99.18%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.86%					Banks (continued)
JCDecaux SA	29,055		$1,199		HSBC Holdings PLC	355,404		$3,900
Publicis Groupe SA	44,373		4,066		Industrial & Commercial Bank of China Ltd	1,110,555		753
Teleperformance	4,253		259		KBC Groep NV	29,213		1,661
WPP PLC	167,160		3,829		Komercni Banka AS	1,000		223
			$9,353		Lloyds Banking Group PLC (a)	3,000,348		3,937
					Malayan Banking Bhd	444,700		1,351
Aerospace & Defense - 1.60%					Mitsubishi UFJ Financial Group Inc	622,900		4,136
BAE Systems PLC	246,447		1,778		Nordea Bank AB	286,281		3,860
European Aeronautic Defence and Space Co	35,022		2,689		Royal Bank of Canada	60,305		4,054
NV					Sberbank of Russia ADR	75,507		953
Safran SA	51,556		3,584		Sberbank of Russia (b)	370,228		1,166
			$8,051		Skandinaviska Enskilda Banken AB	324,234		4,283
Agriculture - 1.83%					Sumitomo Mitsui Financial Group Inc	99,900		5,195
British American Tobacco PLC	88,144		4,731		Sumitomo Mitsui Trust Holdings Inc	363,019		1,921
Japan Tobacco Inc	137,700		4,481		Svenska Handelsbanken AB	63,830		3,138
			$9,212		Swedbank AB	169,672		4,780
					Toronto-Dominion Bank/The	38,100		3,591
Airlines - 0.99%					Westpac Banking Corp	21,109		612
easyJet PLC	143,408		3,655					$73,428
Ryanair Holdings PLC ADR(a)	28,045		1,316
			$4,971		Beverages - 2.15%
					AMBEV SA ADR	323,081		2,375
Apparel - 0.06%					Anheuser-Busch InBev NV	44,947		4,779
Makalot Industrial Co Ltd	52,000		281		Asahi Group Holdings Ltd	52,600		1,484
					Fomento Economico Mexicano SAB de CV	21,926		2,146
Automobile Manufacturers - 3.81%					ADR
Bayerische Motoren Werke AG	20,557		2,414					$10,784
Daimler AG	52,135		4,525		Biotechnology - 0.47%
Fuji Heavy Industries Ltd	93,000		2,673		CSL Ltd	35,836		2,209
Geely Automobile Holdings Ltd	940,000		456		Genmab A/S (a)	3,616		142
Great Wall Motor Co Ltd	248,799		1,378					$2,351
Tata Motors Ltd ADR	4,551		140
Toyota Motor Corp	124,100		7,567		Building Materials - 0.57%
			$19,153		Buzzi Unicem SpA	16,293		293
					CSR Ltd	396,394		941
Automobile Parts & Equipment - 2.29%					Kingspan Group PLC	60,952		1,116
Aisin Seiki Co Ltd	50,300		2,045		Sanwa Holdings Corp	46,000		312
Continental AG	11,285		2,479		Sumitomo Osaka Cement Co Ltd	57,956		223
Georg Fischer AG (a)	2,170		1,528
Hyundai Mobis (a)	2,683		747					$2,885
JTEKT Corp	85,500		1,459		Chemicals - 1.83%
Kenda Rubber Industrial Co Ltd	66,560		148		BASF SE	4,507		481
Minth Group Ltd	88,000		183		Essentra PLC	84,389		1,202
Norma Group SE	4,522		225		Johnson Matthey PLC	40,090		2,181
Plastic Omnium SA	13,125		367		Methanex Corp	17,600		1,041
Stanley Electric Co Ltd	55,200		1,265		Nippon Soda Co Ltd	39,000		249
Takata Corp	8,000		230		Petronas Chemicals Group Bhd	96,000		203
Tokai Rika Co Ltd	11,941		238		PTT Global Chemical PCL (b)	254,200		614
Toyo Tire & Rubber Co Ltd	25,142		144		Sasol Ltd	24,760		1,219
Xinyi Glass Holdings Ltd	500,000		442		Ultrapar Participacoes SA	18,100		429
			$11,500		Yara International ASA	32,192		1,388
					Zeon Corp	18,000		169
Banks - 14.61%								$9,176
Australia & New Zealand Banking Group Ltd	113,790		3,285
Banca Generali SpA	7,002		217		Commercial Services - 0.66%
Bangkok Bank PCL	169,100		920		Ashtead Group PLC	98,115		1,238
Bank Negara Indonesia Persero Tbk PT	648,500		211		Cramo OYJ	12,261		259
Bank of China Ltd	3,949,200		1,823		Kroton Educacional SA	38,700		644
Bank of Georgia Holdings PLC	9,676		384		Loomis AB	10,388		246
Bank Rakyat Indonesia Persero Tbk PT	578,997		346		Stantec Inc	15,255		946
Barclays PLC	206,007		932					$3,333
BNP Paribas SA	44,477		3,470
Canadian Imperial Bank of Commerce/Canada	19,600		1,674		Computers - 0.95%
					Cap Gemini SA	22,743		1,539
China Construction Bank Corp	2,292,535		1,736		CGI Group Inc (a)	45,500		1,522
Compartamos SAB de CV	241,311		451
Credito Emiliano SpA	30,041		240		Ingenico	18,839		1,512
DBS Group Holdings Ltd	283,000		3,846		NEC Networks & System Integration Corp	8,200		198
DNB ASA	162,274		2,912		Wipro Ltd ADR	2,254		29
FirstRand Ltd	232,710		797					$4,800
Gunma Bank Ltd/The	35,000		196		Distribution & Wholesale - 0.35%
HDFC Bank Ltd ADR	13,758		474		DCC PLC	4,600		226

See accompanying notes

64

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)					Food (continued)
Inchcape PLC	31,106		$318		Premier Foods PLC (a)	36,128		$75
ITOCHU Corp	100,000		1,236		Vigor Alimentos SA (c)	2,304		9
			$1,780					$8,644

Diversified Financial Services - 3.06%					Forest Products & Paper - 2.25%
Azimut Holding SpA	72,378		1,975		DS Smith PLC	352,049		1,941
Century Tokyo Leasing Corp	7,200		238		Mondi PLC	138,405		2,402
Coronation Fund Managers Ltd	24,368		186		Nine Dragons Paper Holdings Ltd	305,000		266
Daishin Securities Co Ltd	18,560		138		Smurfit Kappa Group PLC	151,603		3,721
Daiwa Securities Group Inc	333,000		3,335		Sumitomo Forestry Co Ltd	16,453		192
Hana Financial Group Inc	16,500		688		Svenska Cellulosa AB SCA	85,409		2,631
Intermediate Capital Group PLC	61,797		431		West Fraser Timber Co Ltd	1,831		179
International Personal Finance PLC	26,228		217					$11,332
Mahindra & Mahindra Financial Services Ltd	49,301		256
Malaysia Building Society Bhd	214,600		145		Gas - 0.57%
Malaysia Building Society Bhd - Rights (a)	107,300		17		Gas Natural SDG SA	76,185		1,961
Mega Financial Holding Co Ltd	2,003,663		1,689		Keyera Corp	14,700		885
ORIX Corp	220,980		3,883					$2,846
Paragon Group of Cos PLC	24,773		152		Hand & Machine Tools - 0.06%
Provident Financial PLC	9,409		254		KUKA AG	6,444		302
Schroders PLC	18,338		791
Tokai Tokyo Financial Holdings Inc	101,600		983
			$15,378		Healthcare - Products - 0.71%
					Coloplast A/S	51,169		3,392
Electric - 0.79%					Hogy Medical Co Ltd	3,600		190
Atco Ltd/Canada	3,600		158					$3,582
China Power International Development Ltd	802,000		286
Enel SpA	270,481		1,180		Healthcare - Services - 0.73%
Tenaga Nasional BHD	672,500		2,339		Eurofins Scientific SE	609		165
			$3,963		Fresenius SE & Co KGaA	9,141		1,406
					Primary Health Care Ltd	32,597		144
Electrical Components & Equipment - 0.97%					Ramsay Health Care Ltd	50,580		1,957
Delta Electronics Inc	181,000		1,037					$3,672
Hitachi Ltd	504,261		3,823
			$4,860		Holding Companies - Diversified - 0.28%
					Alfa SAB de CV	223,200		626
Electronics - 0.59%					Emperor International Holdings	522,000		142
Enplas Corp	4,100		282		KOC Holding AS	73,183		300
Jahwa Electronics Co Ltd (a)	8,920		176		Siam Cement PCL/The	26,000		322
Minebea Co Ltd	43,182		316					$1,390
Omron Corp	43,800		1,936
Truly International Holdings Ltd	468,000		252		Home Builders - 1.88%
			$2,962		Barratt Developments PLC	693,178		4,012
					Persimmon PLC (a)	107,819		2,217
Energy - Alternate Sources - 0.01%					Taylor Wimpey PLC	1,748,794		3,239
Xinyi Solar Holdings Ltd (a),(c)	244,000		50					$9,468

					Home Furnishings - 0.07%
Engineering & Construction - 1.39%					Howden Joinery Group PLC	59,189		339
Bilfinger SE	11,269		1,266
Cheung Kong Infrastructure Holdings Ltd	118,000		746
China Railway Construction Corp Ltd	746,648		745		Insurance - 6.44%
Daelim Industrial Co Ltd (a)	4,183		374		Allianz SE	27,908		5,021
Grupo Aeroportuario del Centro Norte Sab de	69,091		232		AXA SA	108,696		3,027
CV (a)					Beazley PLC	63,256		286
Keller Group PLC	10,048		191		Cathay Financial Holding Co Ltd	740,781		1,203
Skanska AB	68,473		1,401		Challenger Ltd/Australia	60,019		333
Vinci SA	30,643		2,014		Grupo Catalana Occidente SA	6,294		226
			$6,969		Hannover Rueck SE	38,012		3,268
					Legal & General Group PLC	501,542		1,854
Entertainment - 0.28%					Manulife Financial Corp	111,000		2,190
Gtech Spa	10,793		329		MS&AD Insurance Group Holdings	72,700		1,954
William Hill PLC	160,351		1,069		Powszechny Zaklad Ubezpieczen SA	4,108		610
			$1,398		Prudential PLC	216,408		4,836
					Sampo	90,692		4,458
Food - 1.72%					Sanlam Ltd	104,754		532
Associated British Foods PLC	37,604		1,525		SCOR SE	8,122		297
Cia Brasileira de Distribuicao Grupo Pao de	6,970		311
Acucar ADR					Tokio Marine Holdings Inc	67,900		2,273
Fuji Oil Co Ltd/Osaka	11,800		176					$32,368
Gruma SAB de CV (a)	35,900		271		Internet - 1.55%
JBS SA	144,931		539		Ctrip.com International Ltd ADR(a)	3,940		196
Magnit OJSC	13,490		896		Kakaku.com Inc	42,200		741
Nestle SA	66,061		4,842		Mail.ru Group Ltd	9,397		419

See accompanying notes

65

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Internet (continued)					Oil & Gas (continued)
Optimal Payments PLC (a)	10,312		$60		Bellatrix Exploration Ltd (a)	35,100		$258
Quindell PLC (a)	506,899		163		BP PLC	674,780		5,469
Rightmove PLC	4,266		194		Canadian Natural Resources Ltd	98,900		3,346
SouFun Holdings Ltd ADR	13,162		1,085		CNOOC Ltd	579,000		1,077
Tencent Holdings Ltd	69,800		4,469		Gazprom OAO ADR	160,101		1,372
Yandex NV (a)	10,749		464		Husky Energy Inc	78,300		2,484
			$7,791		Lukoil OAO ADR	23,409		1,464
Iron & Steel - 1.15%					OMV AG	46,067		2,206
APERAM (a)	6,453		119		Premier Oil PLC	23,076		120
					PTT Exploration & Production PCL (b)	70,700		359
BlueScope Steel Ltd (a)	55,341		289
					Reliance Industries Ltd	61,948		898
Cia Siderurgica Nacional SA ADR	41,527		257		Repsol SA	66,715		1,683
Fortescue Metals Group Ltd	397,493		2,076		Repsol SA - Rights (a)	66,715		46
Hyundai Steel Co (a)	7,048		578		RMP Energy Inc (a)	52,200		276
Nisshin Steel Holdings Co Ltd	22,000		264		Royal Dutch Shell PLC - A Shares	30,857		1,106
POSCO ADR	8,639		674		Royal Dutch Shell PLC - B Shares	19,170		723
Salzgitter AG	4,170		178		SK Holdings Co Ltd (a)	4,687		850
Voestalpine AG	28,340		1,362		Tupras Turkiye Petrol Rafinerileri AS	11,229		224
			$5,797		Vermilion Energy Inc	24,330		1,428
Lodging - 0.69%					Whitecap Resources Inc	21,196		252
Galaxy Entertainment Group Ltd (a)	168,000		1,513					$26,168
MGM China Holdings Ltd	459,200		1,965		Packaging & Containers - 0.81%
			$3,478		Amcor Ltd/Australia	241,928		2,285
Machinery - Diversified - 0.48%					Orora Ltd (a)	241,928		251
Bucher Industries AG	618		179		Rexam PLC	172,650		1,519
Daihen Corp	26,000		121					$4,055
Duerr AG	4,416		395		Pharmaceuticals - 7.27%
Mitsubishi Heavy Industries Ltd	230,000		1,424		Aurobindo Pharma Ltd	39,659		252
OC Oerlikon Corp AG (a)	18,215		273
					Bayer AG	38,385		5,390
			$2,392		BTG PLC (a)	98,627		940
Media - 2.41%					Chong Kun Dang Pharmaceutical Corp (a)	4,128		267
Grupo Televisa SAB ADR	71,025		2,149		Chongkundang Holdings Corp (a)	1,597		64
ITV PLC	1,053,490		3,390		GlaxoSmithKline PLC	31,249		835
Mediaset SpA (a)	281,626		1,336		Kaken Pharmaceutical Co Ltd	9,000		135
Naspers Ltd	20,738		2,171		Novartis AG	81,663		6,545
ProSiebenSat.1 Media AG	33,978		1,687		Novo Nordisk A/S	24,334		4,462
Societe Television Francaise 1	52,149		1,005		Roche Holding AG	33,803		9,469
TV Asahi Corp	7,232		161		Sanofi	36,288		3,875
Zee Entertainment Enterprises Ltd	47,345		212		Sawai Pharmaceutical Co Ltd	2,000		129
			$12,111		Shire PLC	78,986		3,722
					Sun Pharmaceutical Industries Ltd	49,849		458
Metal Fabrication & Hardware - 0.47%								$36,543
Catcher Technology Co Ltd	173,000		1,127
Hyosung Corp (a)	3,757		251		Pipelines - 0.24%
NTN Corp	218,000		991		AltaGas Ltd	30,809		1,183
			$2,369

Mining - 1.63%					Real Estate - 2.56%
Alamos Gold Inc	11,000		133		Brookfield Asset Management Inc	118,442		4,596
					CA Immobilien Anlagen AG (a)	13,269		235
Antofagasta PLC	122,981		1,686
BHP Billiton Ltd	121,062		4,128		Country Garden Holdings Co Ltd	701,000		425
Grupo Mexico SAB de CV	184,000		609		Ez Tec Empreendimentos e Participacoes SA	5,773		71
Lundin Mining Corp (a)	56,775		246		IMMOFINANZ AG (a)	248,637		1,152
Orica Ltd	66,121		1,414		K Wah International Holdings Ltd	431,000		262
			$8,216		KWG Property Holding Ltd	388,561		216
					Mah Sing Group Bhd	199,920		138
Miscellaneous Manufacturing - 0.46%					Mitsui Fudosan Co Ltd	107,000		3,860
Amano Corp	1,800		16		Shenzhen Investment Ltd	336,000		127
IMI PLC	59,198		1,499		Sumitomo Realty & Development Co Ltd	33,000		1,645
Largan Precision Co Ltd	11,000		450		Sunac China Holdings Ltd	259,000		156
Singamas Container Holdings Ltd	560,000		132					$12,883
Trelleborg AB	11,767		234
			$2,331		REITS - 0.81%
					Japan Hotel REIT Investment Corp	264		127
Office & Business Equipment - 0.08%					Mirvac Group	1,000,427		1,504
Seiko Epson Corp	14,200		382		RioCan Real Estate Investment Trust	29,482		687
					Westfield Group	192,387		1,737
Oil & Gas - 5.21%								$4,055
Afren PLC (a)	146,062		410		Retail - 3.74%
Bangchak Petroleum PCL/The (b)	136,700		117		Alimentation Couche Tard Inc	55,584		4,180

See accompanying notes

66

Schedule of Investments
Diversified International Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)					Transportation (continued)
Aoyama Trading Co Ltd	4,400		$119		Senko Co Ltd	31,000	$161
Cie Financiere Richemont SA	33,453		3,342				$18,669
Dollarama Inc	42,100		3,496		TOTAL COMMON STOCKS		$498,466
E-Mart Co Ltd (a)	2,315		586		PREFERRED STOCKS - 0.31%	Shares Held	Value (000's)
GS Home Shopping Inc (a)	440		128
Jean Coutu Group PJC Inc/The	11,300		196		Food - 0.31%
Lawson Inc	18,600		1,392		Cia Brasileira de Distribuicao Grupo Pao de	34,800	1,547
Man Wah Holdings Ltd	216,400		339		Acucar
Next PLC	16,934		1,531
Pandora A/S	35,562		1,933		TOTAL PREFERRED STOCKS		$1,547
Shimachu Co Ltd	7,400		175			Maturity
Travis Perkins PLC	35,863		1,114		REPURCHASE AGREEMENTS - 0.28% Amount (000's)		Value (000's)
Tsuruha Holdings Inc	3,000		275		Banks - 0.28%
			$18,806		Investment in Joint Trading Account; Barclays $	384	$384
Semiconductors - 3.31%					Bank PLC Repurchase Agreement; 0.01%
ARM Holdings PLC	177,010		3,219		dated 12/31/2013 maturing 01/02/2014
Chipbond Technology Corp	68,000		107		(collateralized by US Government
King Yuan Electronics Co Ltd	421,494		290		Securities; $392,009; 0.63% - 0.75%; dated
MediaTek Inc	111,000		1,654		05/31/17 - 02/28/18)
Samsung Electronics Co Ltd	5,173		6,741		Investment in Joint Trading Account; Credit	385	385
SK Hynix Inc (a)	33,310		1,165		Suisse Repurchase Agreement; 0.01%
Taiwan Semiconductor Manufacturing Co Ltd	647,140		2,285		dated 12/31/2013 maturing 01/02/2014
Tokyo Electron Ltd	21,400		1,179		(collateralized by US Government
			$16,640		Securities; $392,009; 0.00% - 11.25%;
					dated 02/15/15 - 08/15/40)
Shipbuilding - 0.04%					Investment in Joint Trading Account; Deutsche	176	176
Mitsui Engineering & Shipbuilding Co Ltd	96,000		198		Bank Repurchase Agreement; 0.02% dated
					12/31/2013 maturing 01/02/2014
Software - 0.48%					(collateralized by US Government
HCL Technologies Ltd	41,040		839		Securities; $179,205; 0.00% - 5.27%; dated
Tech Mahindra Ltd	16,025		477		10/13/15 - 10/11/33)
UBISOFT Entertainment (a)	75,723		1,072		Investment in Joint Trading Account; Merrill	439	439
			$2,388		Lynch Repurchase Agreement; 0.01%
					dated 12/31/2013 maturing 01/02/2014
Storage & Warehousing - 0.02%					(collateralized by US Government
Sumitomo Warehouse Co Ltd/The	20,000		116		Securities; $448,012; 0.00% - 7.13%; dated
					01/02/14 - 09/15/39)
Telecommunications - 5.99%							$1,384
BT Group PLC	776,612		4,897		TOTAL REPURCHASE AGREEMENTS		$1,384
China Unicom Hong Kong Ltd	232,000		349		Total Investments		$501,397
Chunghwa Telecom Co Ltd	202,000		631		Other Assets in Excess of Liabilities, Net - 0.23%		$1,155
FIH Mobile Ltd (a)	275,000		148		TOTAL NET ASSETS - 100.00%		$502,552
Freenet AG	51,684		1,553
GN Store Nord A/S	11,898		292
KDDI Corp	77,700		4,787		(a) Non-Income Producing Security
LG Uplus Corp (a)	27,810		284		(b)		Fair value of these investments is determined in good faith by the
MegaFon OAO	8,689		292		Manager under procedures established and periodically reviewed by the
MTN Group Ltd	53,561		1,109		Board of Directors. At the end of the period, the fair value of these
Nippon Telegraph & Telephone Corp	67,200		3,619		securities totaled $2,388 or 0.48% of net assets.
Samart Corp PCL (b)	290,300		132		(c) Security is Illiquid
SK Telecom Co Ltd	6,398		1,400
SoftBank Corp	59,300		5,204
Telekomunikasi Indonesia Persero Tbk PT	1,749,500		310
TeliaSonera AB	232,650		1,940
Vodafone Group PLC	803,676		3,164
			$30,111

Toys, Games & Hobbies - 0.24%
Namco Bandai Holdings Inc	54,200		1,203

Transportation - 3.71%
AP Moeller - Maersk A/S - B shares	183		1,980
Canadian National Railway Co	83,076		4,736
Canadian Pacific Railway Ltd	29,200		4,416
Deutsche Post AG	60,290		2,202
East Japan Railway Co	36,600		2,916
Nippon Yusen KK	298,000		953
Seino Holdings Co Ltd	124,000		1,305

See accompanying notes

67

Schedule of Investments
Diversified International Account
December 31, 2013

Portfolio Summary (unaudited)
Country	Percent
Japan	17 .61%
United Kingdom	16 .57%
Canada	9 .60%
Germany	6.53%
France	5 .96%
Switzerland	5 .21%
Australia	4 .62%
Sweden	4 .49%
Korea, Republic Of	3 .01%
China	2 .83%
Denmark	2 .42%
Taiwan, Province Of China	2.18%
Ireland	2 .06%
Mexico	1 .30%
Russian Federation	1 .30%
Belgium	1.28%
Brazil	1 .23%
South Africa	1.20%
Italy	1 .11%
Hong Kong	1.10%
Austria	0 .99%
Finland	0 .94%
Norway	0.86%
Malaysia	0 .84%
India	0 .80%
Spain	0 .78%
Singapore	0.77%
Thailand	0 .48%
Netherlands	0 .45%
Macao	0 .39%
United States	0 .28%
Indonesia	0 .17%
Poland	0.12%
Turkey	0 .11%
Georgia	0.08%
Luxembourg	0 .05%
Czech Republic	0 .04%
Isle of Man	0.01%
Other Assets in Excess of Liabilities, Net	0 .23%
TOTAL NET ASSETS	100.00%

See accompanying notes

68

Schedule of Investments
Equity Income Account
December 31, 2013

COMMON STOCKS - 98.64%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.78%					Healthcare - Products - 1.69%
Lockheed Martin Corp	68,224		$10,142		Becton Dickinson and Co	42,661		$4,714
Raytheon Co	88,898		8,063		Medtronic Inc	111,011		6,371
			$18,205					$11,085

Apparel - 1.43%					Insurance - 7.86%
VF Corp	150,348		9,373		ACE Ltd	134,204		13,894
					Allstate Corp/The	127,029		6,928

Automobile Manufacturers - 0.89%					Chubb Corp/The	46,699		4,513
					Fidelity National Financial Inc	273,795		8,885
PACCAR Inc	98,617		5,835		MetLife Inc	276,361		14,901
					Swiss Re AG ADR	26,026		2,404
Automobile Parts & Equipment - 1.44%								$51,525
Autoliv Inc	64,618		5,932
Johnson Controls Inc	67,884		3,482		Machinery - Diversified - 2.17%
			$9,414		Deere & Co	155,877		14,236

Banks - 8.84%					Media - 0.42%
Australia & New Zealand Banking Group Ltd	53,913		1,555
ADR					Walt Disney Co/The	35,874		2,741
Bank of Nova Scotia	98,363		6,153
Grupo Financiero Santander Mexico SAB de	185,030		2,524		Mining - 0.57%
CV ADR					BHP Billiton Ltd ADR	54,428		3,712
JP Morgan Chase & Co	232,348		13,588
M&T Bank Corp	50,854		5,920
PNC Financial Services Group Inc/The	131,535		10,204		Miscellaneous Manufacturing - 1.77%
US Bancorp/MN	220,760		8,919		3M Co	24,171		3,390
Wells Fargo & Co	200,052		9,082		Parker Hannifin Corp	64,000		8,233
			$57,945					$11,623
					Oil & Gas - 13.08%
Beverages - 0.80%					Chevron Corp	75,579		9,441
Coca-Cola Co/The	126,818		5,239		Crescent Point Energy Corp	221,619		8,606
					Exxon Mobil Corp	103,586		10,483
Chemicals - 1.08%					Marathon Oil Corp	174,014		6,143
Air Products & Chemicals Inc	24,917		2,785		Marathon Petroleum Corp	134,763		12,362
EI du Pont de Nemours & Co	66,019		4,289		Occidental Petroleum Corp	132,172		12,569
			$7,074		Penn West Petroleum Ltd	765,593		6,400
					Royal Dutch Shell PLC - B shares ADR	171,681		12,895
Computers - 1.81%					Total SA ADR	111,476		6,830
Apple Inc	21,079		11,828					$85,729

					Pharmaceuticals - 12.33%
Distribution & Wholesale - 1.07%					Abbott Laboratories	199,811		7,659
Genuine Parts Co	84,229		7,007		AbbVie Inc	154,991		8,185
					GlaxoSmithKline PLC ADR	150,034		8,010
Diversified Financial Services - 3.63%					Johnson & Johnson	66,830		6,121
BlackRock Inc	43,538		13,778		Merck & Co Inc	262,912		13,159
Discover Financial Services	178,821		10,005		Novartis AG ADR	93,845		7,543
			$23,783		Pfizer Inc	408,411		12,510
					Roche Holding AG ADR	125,381		8,802
Electric - 3.33%					Teva Pharmaceutical Industries Ltd ADR	220,449		8,835
NextEra Energy Inc	83,312		7,133					$80,824
Northeast Utilities	120,145		5,093
Wisconsin Energy Corp	102,782		4,249		Pipelines - 3.76%
Xcel Energy Inc	191,218		5,343		Enterprise Products Partners LP	140,784		9,334
			$21,818		Kinder Morgan Energy Partners LP	83,365		6,724
					Kinder Morgan Inc/DE	239,094		8,608
Electrical Components & Equipment - 0.45%								$24,666
Emerson Electric Co	42,379		2,974
					Private Equity - 1.14%
Electronics - 0.70%					KKR & Co LP	306,940		7,471
Honeywell International Inc	50,129		4,580
					REITS - 4.43%
Food - 2.08%					American Capital Agency Corp	386,904		7,463
					Annaly Capital Management Inc	915,694		9,130
Kraft Foods Group Inc	112,594		6,071		Digital Realty Trust Inc	253,517		12,453
Kroger Co/The	191,354		7,564
			$13,635					$29,046
					Retail - 2.27%
Gas - 0.95%					Costco Wholesale Corp	22,978		2,735
Sempra Energy	69,320		6,222		McDonald's Corp	59,943		5,816
					Tiffany & Co	67,826		6,293
								$14,844

See accompanying notes

69

Schedule of Investments
Equity Income Account
December 31, 2013

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	Sector	Percent
					Financial	26 .85%
Semiconductors - 4.80%					Consumer, Non-cyclical	16 .90%
Applied Materials Inc	355,971		$6,297		Energy	16 .84%
Intel Corp	296,392		7,694		Consumer, Cyclical	11 .17%
Maxim Integrated Products Inc	189,453		5,288		Industrial	10 .56%
Microchip Technology Inc	169,961		7,606		Technology	7.75%
Taiwan Semiconductor Manufacturing Co Ltd	262,634		4,580		Utilities	4 .28%
ADR					Communications	3.59%
			$31,465		Basic Materials	1 .65%
					Other Assets in Excess of Liabilities, Net	0.41%
Software - 1.14%					TOTAL NET ASSETS	100.00%
Microsoft Corp	199,829		7,480

Telecommunications - 3.17%
BCE Inc	185,948		8,050
CenturyLink Inc	153,475		4,888
Verizon Communications Inc	51,092		2,511
Vodafone Group PLC ADR	134,674		5,294
			$20,743

Toys, Games & Hobbies - 4.07%
Hasbro Inc	196,313		10,799
Mattel Inc	333,061		15,847
			$26,646

Transportation - 2.69%
Norfolk Southern Corp	61,873		5,744
Union Pacific Corp	30,103		5,057
United Parcel Service Inc	65,168		6,848
			$17,649
TOTAL COMMON STOCKS			$646,417
	Maturity
REPURCHASE AGREEMENTS - 0.95% Amount (000's)			Value(000	's)

Banks- 0.95%
Investment in Joint Trading Account; Barclays $	1,736		$1,736
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,771,023; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,736		1,736
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,771,023; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	794		794
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $809,611; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	1,985		1,985
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $2,024,026; 0.00% - 7.13%;
dated 01/02/14 - 09/15/39)
			$6,251
TOTAL REPURCHASE AGREEMENTS			$6,251
Total Investments			$652,668
Other Assets in Excess of Liabilities, Net - 0.41%			$2,684
TOTAL NET ASSETS - 100.00%			$655,352

See accompanying notes

70

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

	Principal			Principal
BONDS- 26.19%	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)

Home Equity Asset Backed Securities - 1.32%			Mortgage Backed Securities (continued)
ACE Securities Corp Mortgage Loan Trust			Jefferies Resecuritization Trust 2010-R4
Series 2007-D1			5.00%, 10/26/2036(b)	$2,073	$2,099
6.34%, 02/25/2038(a),(b)	$3,300	$3,230	JP Morgan Chase Commercial Mortgage
6.93%, 02/25/2038(b)	1,824	1,802	Securities Trust 2005-LDP3
		$5,032	5.00%, 08/15/2042(a)	2,200	2,294
			JP Morgan Chase Commercial Mortgage
Mortgage Backed Securities - 24.85%			Securities Trust 2006-LDP9
BCAP LLC 2010-RR2 Trust			5.37%, 05/15/2047	2,200	2,324
2.35%, 06/26/2045(a),(b),(c)	2,400	2,040
			JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-			Securities Trust 2011-C5
C1			5.31%, 08/15/2046(a),(b)	2,000	2,170
5.55%, 04/15/2044(a),(b)	1,000	1,067
Citigroup Mortgage Loan Trust 2009-11			JP Morgan Chase Commercial Mortgage
1.52%, 10/25/2035 (a),(b)	310	304	Securities Trust 2013-C10
			3.37%, 12/15/2047(a)	1,200	1,141
Citigroup Mortgage Loan Trust 2010-10			JP Morgan Chase Commercial Mortgage
0.22%, 02/25/2036(a),(b)	1,400	1,190
			Securities Trust 2013-C16
Citigroup Mortgage Loan Trust 2010-9			4.94%, 12/15/2046(a)	1,800	1,852
4.25%, 01/25/2036(b)	2,725	2,738
Fannie Mae Grantor Trust 2005-T1			JP Morgan Chase Commercial Mortgage
0.51%, 05/25/2035 (a)	523	512	Securities Trust 2013-LC11
			3.22%, 04/15/2046(a)	2,000	1,873
Fannie Mae REMICS			LB-UBS Commercial Mortgage Trust 2006-
0.46%, 10/25/2018(a)	9	9
2.00%, 02/25/2040(a)	1,958	1,869	C6
2.50%, 11/25/2041	1,537	1,451	5.45%, 09/15/2039	2,300	2,456
3.50%, 11/25/2042 (a)	7,555	1,852	Morgan Stanley Capital I Trust 2005-TOP17
4.00%, 11/25/2042(a)	3,772	1,010	4.84%, 12/13/2041	800	820
			Morgan Stanley Re-REMIC Trust 2010-R1
6.50%, 02/25/2047	373	403	2.75%, 07/26/2035(a),(b)	1,300	1,282
7.00%, 04/25/2032	362	416	Sequoia Mortgage Trust 2013-12
8.70%, 12/25/2019	5	5	4.00%, 12/25/2043(a),(b)	2,000	2,012
Freddie Mac REMICS			Springleaf Mortgage Loan Trust
1.50%, 04/15/2028	2,800	2,631	2.31%, 06/25/2058(a),(b)	1,100	1,064
2.50%, 11/15/2032	1,975	1,910	Springleaf Mortgage Loan Trust 2013-3
2.50%, 10/15/2036(a)	887	889	3.79%, 09/25/2057(a),(b)	1,000	1,000
2.50%, 02/15/2043	1,920	1,843	Structured Asset Sec Corp Mort Pass Thr Certs
3.00%, 05/15/2033	2,700	2,330	Series 2004-3
3.50%, 04/15/2038(a)	5,229	1,019	5.73%, 03/25/2034(a)	931	952
3.50%, 10/15/2042(a)	4,256	1,011
4.00%, 09/15/2018	169	171			$94,476
4.00%, 02/15/2035(a)	5,531	540	Other Asset Backed Securities - 0.02%
4.00%, 05/15/2039	4,200	4,274	Chase Funding Trust Series 2004-1
4.00%, 08/15/2039(a)	8,781	1,515	0.62%, 12/25/2033(a)	98	89
4.00%, 10/15/2040	3,000	2,915
4.50%, 05/15/2037(a)	1,532	1,644	TOTAL BONDS		$99,597
4.50%, 03/15/2040	2,801	2,904	U.S. GOVERNMENT & GOVERNMENT	Principal
Ginnie Mae			AGENCY OBLIGATIONS - 71.91%	Amount (000's) Value (000's)
0.61%, 01/16/2054(a)	22,673	1,313	Federal Home Loan Mortgage Corporation (FHLMC) -
0.74%, 05/16/2053(a)	13,438	989	17.38%
0.86%, 02/16/2053(a)	24,535	1,768	2.00%, 02/01/2028	$2,317	$2,232
0.87%, 02/16/2053(a)	15,699	1,168	2.35%, 09/01/2032(a)	30	30
0.88%, 04/16/2053(a)	16,749	789	2.50%, 09/01/2027	3,528	3,500
0.92%, 03/16/2052(a)	8,910	744	2.50%, 09/01/2027	870	863
0.93%, 02/16/2053(a)	23,517	2,014	2.50%, 02/01/2028	1,812	1,799
0.94%, 10/16/2054(a)	15,861	939	3.00%, 01/01/2027	1,642	1,676
0.95%, 11/16/2052(a)	19,617	1,613	3.00%, 02/01/2027	2,132	2,175
0.96%, 02/16/2046(a)	13,828	1,040	3.00%, 02/01/2027	746	761
0.98%, 09/16/2053(a)	14,691	1,134	3.00%, 08/01/2042	1,367	1,297
1.02%, 04/16/2053(a)	9,622	776	3.00%, 10/01/2042	1,822	1,729
1.03%, 02/16/2055(a)	26,978	1,523	3.00%, 10/01/2042	1,708	1,620
1.06%, 03/16/2049(a)	11,705	787	3.00%, 10/01/2042	937	889
1.39%, 09/16/2053(a)	16,080	1,118	3.00%, 05/01/2043	1,940	1,840
1.52%, 08/16/2052(a)	13,159	936	3.50%, 02/01/2032	2,909	2,965
1.58%, 12/16/2042(a)	1,966	1,935	3.50%, 04/01/2042	822	816
2.24%, 03/16/2046(a),(c)	1,797	1,779	3.50%, 04/01/2042	3,148	3,127
3.50%, 12/20/2034(a)	10,021	1,210	3.50%, 07/01/2042	3,876	3,851
3.50%, 03/20/2036	2,272	2,353	3.50%, 09/01/2042	1,815	1,803
3.50%, 07/16/2045	1,900	1,974	3.50%, 10/01/2042	1,087	1,081
4.00%, 09/16/2026(a)	5,176	592	4.00%, 08/01/2026	1,346	1,423
4.00%, 04/20/2038(a)	3,545	516	4.00%, 12/01/2040	2,797	2,882
4.00%, 12/16/2039	1,587	1,665	4.00%, 12/01/2040	794	818
			4.00%, 07/01/2042	1,468	1,518

See accompanying notes

71

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT				Principal			U.S. GOVERNMENT & GOVERNMENT				Principal
AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)				Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)(continued)							Federal Home Loan Mortgage Corporation (FHLMC)(continued)

4.00	%,	01/01/2043		$2,334	$2,403		6.50	%,	10/01/2031		$24	$28
4.50	%,	08/01/2033		129	137		6.50	%,	10/01/2031		13	15
4.50	%,	07/01/2039		1,692	1,795		6.50	%,	12/01/2031		47	53
4.50	%,	12/01/2040		1,748	1,852		6.50	%,	01/01/2032		137	155
4.50	%,	05/01/2041		1,615	1,713		6.50	%,	02/01/2032		45	50
4.50	%,	08/01/2041		1,675	1,778		6.50	%,	05/01/2032		103	115
4.50	%,	11/01/2043		1,988	2,126		6.50	%,	08/01/2032		108	121
5.00	%,	10/01/2025		489	534		6.50	%,	04/01/2035		28	32
5.00	%,	02/01/2033		578	626		7.00	%,	09/01/2023		16	16
5.00	%,	06/01/2033		474	523		7.00	%,	12/01/2023		8	9
5.00	%,	05/01/2035		203	219		7.00	%,	01/01/2024		9	11
5.00	%,	07/01/2035		98	106		7.00	%,	09/01/2027		11	12
5.00	%,	07/01/2035		48	52		7.00	%,	01/01/2028		100	112
5.00	%,	10/01/2035		162	176		7.00	%,	04/01/2028		49	56
5.00	%,	06/01/2039		1,348	1,461		7.00	%,	05/01/2028		7	8
5.00	%,	01/01/2040		1,405	1,521		7.00	%,	08/01/2028		13	13
5.50	%,	04/01/2018		94	99		7.00	%,	06/01/2031		5	5
5.50	%,	11/01/2018		236	252		7.00	%,	10/01/2031		23	27
5.50	%,	03/01/2024		19	21		7.00	%,	10/01/2031		19	22
5.50	%,	03/01/2033		411	453		7.00	%,	04/01/2032		146	167
5.50	%,	12/01/2033		391	431		7.50	%,	10/01/2030		24	27
5.50	%,	01/01/2038		404	440		7.50	%,	02/01/2031		10	11
5.50	%,	02/01/2038		519	556		7.50	%,	02/01/2031		13	15
5.50	%,	04/01/2038		46	51		7.50	%,	02/01/2031		17	19
5.50	%,	05/01/2038		164	179		8.00	%,	10/01/2030		38	42
6.00	%,	04/01/2017		41	43		8.00	%,	12/01/2030		2	2
6.00	%,	04/01/2017		52	54		8.50	%,	07/01/2029		44	52
6.00	%,	05/01/2017		47	49							$66,107
6.00	%,	07/01/2017		32	33
6.00	%,	12/01/2023		13	15		Federal National Mortgage Association (FNMA) - 33.38%
6.00	%,	05/01/2031		32	35		2.00	%,	10/01/2027		883	852
6.00	%,	12/01/2031		44	50		2.00	%,	10/01/2027		2,229	2,150
6.00	%,	09/01/2032		59	65		2.00	%,	02/01/2028		1,655	1,596
6.00	%,	11/01/2033		159	177		2.00	%,	03/01/2028		2,518	2,429
							2.26	%,	12/01/2033	(a)	272	289
6.00	%,	11/01/2033		137	155		2.29	%,	07/01/2034	(a)	123	129
6.00	%,	05/01/2034		557	608		2.41	%,	12/01/2032	(a)	84	89
6.00	%,	05/01/2034		391	438
6.00	%,	09/01/2034		170	191		2.50	%,	05/01/2027		2,331	2,315
6.00	%,	02/01/2035		159	178		2.50	%,	06/01/2027		2,254	2,239
6.00	%,	10/01/2036	(a)	208	231		2.50	%,	06/01/2027		2,793	2,774
6.00	%,	03/01/2037		163	179		2.50	%,	05/01/2028		1,428	1,415
6.00	%,	01/01/2038	(a)	102	113		3.00	%,	05/01/2028		1,874	1,916
6.00	%,	01/01/2038		723	806		3.00	%,	10/01/2042		3,965	3,771
6.00	%,	01/01/2038		295	330		3.00	%,	10/01/2042		2,779	2,642
6.00	%,	04/01/2038		182	202		3.00	%,	11/01/2042		961	903
6.50	%,	11/01/2016		25	26		3.00	%,	02/01/2043		1,943	1,848
6.50	%,	06/01/2017		60	63		3.00	%,	02/01/2043		2,006	1,906
6.50	%,	06/01/2018		8	9		3.00	%,	04/01/2043		1,727	1,623
6.50	%,	08/01/2021		8	9		3.50	%,	02/01/2042		2,179	2,170
6.50	%,	12/01/2021		54	60		3.50	%,	07/01/2042		2,197	2,185
6.50	%,	04/01/2022		60	67		3.50	%,	09/01/2042		3,664	3,647
6.50	%,	05/01/2022		37	42		3.50	%,	11/01/2042		2,643	2,631
6.50	%,	05/01/2023		22	24		3.50	%,	12/01/2042		2,769	2,757
6.50	%,	04/01/2024		12	13		4.00	%,	12/01/2024		1,826	1,959
6.50	%,	04/01/2026		8	9		4.00	%,	05/01/2025		911	966
6.50	%,	05/01/2026		9	10		4.00	%,	11/01/2040		1,463	1,506
6.50	%,	05/01/2026		6	7		4.00	%,	12/01/2040		1,189	1,228
6.50	%,	12/01/2027		7	8		4.00	%,	01/01/2041		2,528	2,604
6.50	%,	01/01/2028		12	14		4.00	%,	02/01/2041		2,327	2,397
6.50	%,	03/01/2028		8	9		4.00	%,	02/01/2041		2,940	3,035
6.50	%,	09/01/2028		2	2		4.00	%,	03/01/2041		3,267	3,398
6.50	%,	09/01/2028		16	17		4.00	%,	04/01/2041		2,557	2,635
6.50	%,	10/01/2028		51	58		4.00	%,	11/01/2041		1,348	1,389
6.50	%,	11/01/2028		11	12		4.00	%,	04/01/2042		1,509	1,554
6.50	%,	12/01/2028		25	28		4.00	%,	08/01/2043		982	1,016
6.50	%,	03/01/2029		10	11		4.50	%,	12/01/2019		93	99
6.50	%,	04/01/2029		156	174		4.50	%,	01/01/2020		341	363
6.50	%,	07/01/2031		73	82		4.50	%,	09/01/2025		2,071	2,243
6.50	%,	08/01/2031		6	7		4.50	%,	08/01/2039		1,014	1,084

See accompanying notes

72

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT			Principal		U.S. GOVERNMENT & GOVERNMENT			Principal
AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)			Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA) (continued)					Federal National Mortgage Association (FNMA) (continued)
4.50	%,	09/01/2039	$1,720	$1,829	6.50	%,	07/01/2025	$15	$17
4.50	%,	01/01/2041	3,473	3,713	6.50	%,	08/01/2025	48	53
4.50	%,	08/01/2041	1,505	1,611	6.50	%,	02/01/2026	13	14
4.50	%,	09/01/2041	2,192	2,324	6.50	%,	03/01/2026	2	3
4.50	%,	09/01/2043	1,489	1,591	6.50	%,	05/01/2026	9	10
4.50	%,	09/01/2043	3,567	3,814	6.50	%,	06/01/2026	5	5
4.50	%,	11/01/2043	1,992	2,130	6.50	%,	07/01/2028	13	14
5.00	%,	01/01/2018	217	231	6.50	%,	09/01/2028	22	24
5.00	%,	11/01/2018	182	194	6.50	%,	02/01/2029	6	6
5.00	%,	05/01/2033	2,867	3,167	6.50	%,	03/01/2029	12	13
5.00	%,	05/01/2034	563	612	6.50	%,	04/01/2029	17	19
5.00	%,	04/01/2035	386	419	6.50	%,	07/01/2029	267	299
5.00	%,	04/01/2035	240	263	6.50	%,	06/01/2031	13	14
5.00	%,	07/01/2035	20	21	6.50	%,	06/01/2031	19	22
5.00	%,	02/01/2038	808	891	6.50	%,	09/01/2031	19	21
5.00	%,	03/01/2038	1,321	1,459	6.50	%,	01/01/2032	8	9
5.00	%,	02/01/2040	3,412	3,744	6.50	%,	03/01/2032	110	125
5.00	%,	05/01/2040	1,773	1,932	6.50	%,	04/01/2032	79	88
5.00	%,	06/01/2040	995	1,084	6.50	%,	08/01/2032	27	30
5.00	%,	07/01/2040	1,159	1,278	6.50	%,	11/01/2032	36	40
5.00	%,	07/01/2041	2,615	2,902	6.50	%,	11/01/2032	40	42
5.50	%,	08/01/2017	39	42	6.50	%,	12/01/2032	83	92
5.50	%,	12/01/2017	63	68	6.50	%,	02/01/2033	67	75
5.50	%,	01/01/2018	126	134	6.50	%,	07/01/2034	100	111
5.50	%,	07/01/2019	73	79	6.50	%,	07/01/2034	170	193
5.50	%,	08/01/2019	110	117	6.50	%,	02/01/2036	440	489
5.50	%,	08/01/2019	37	39	6.50	%,	09/01/2036	2,014	2,237
5.50	%,	08/01/2019	13	14	6.50	%,	12/01/2036	193	216
5.50	%,	08/01/2019	19	20	6.50	%,	07/01/2037	73	82
5.50	%,	08/01/2019	33	35	6.50	%,	07/01/2037	86	96
5.50	%,	08/01/2019	18	19	6.50	%,	10/01/2037	1,839	2,052
5.50	%,	09/01/2019	93	99	6.50	%,	02/01/2038	63	70
5.50	%,	10/01/2019	34	37	6.50	%,	02/01/2039	570	633
5.50	%,	05/01/2024	89	97	7.00	%,	01/01/2027	8	9
5.50	%,	05/01/2033	38	42	7.00	%,	11/01/2027	9	10
5.50	%,	06/01/2033	156	172	7.00	%,	08/01/2028	42	48
5.50	%,	06/01/2033	203	224	7.00	%,	12/01/2028	31	35
5.50	%,	09/01/2033	928	1,037	7.00	%,	04/01/2029	8	9
5.50	%,	02/01/2034	772	838	7.00	%,	10/01/2029	45	52
5.50	%,	09/01/2034	693	762	7.00	%,	05/01/2031	5	5
5.50	%,	09/01/2035	1,042	1,161	7.00	%,	11/01/2031	109	123
5.50	%,	11/01/2035	403	446	7.50	%,	04/01/2022	2	2
5.50	%,	08/01/2036	328	360	7.50	%,	07/01/2027	2	2
5.50	%,	02/01/2037	21	23	7.50	%,	11/01/2029	27	30
5.50	%,	03/01/2038	362	400	7.50	%,	05/01/2031	64	70
5.50	%,	03/01/2038	495	547	8.00	%,	05/01/2027	44	48
5.50	%,	08/01/2038	304	339	8.00	%,	09/01/2027	14	14
6.00	%,	08/01/2016	24	25	8.00	%,	06/01/2030	5	5
6.00	%,	12/01/2016	51	53	8.50	%,	02/01/2023	1	1
6.00	%,	08/01/2017	77	81	8.50	%,	10/01/2027	37	38
6.00	%,	06/01/2022	65	72	9.00	%,	09/01/2030	12	15
6.00	%,	03/01/2026	8	9					$126,939
6.00	%,	11/01/2028	26	29	Government National Mortgage Association (GNMA) -10.88%
6.00	%,	08/01/2031	105	116
6.00	%,	12/01/2031	24	27	3.00	%,	04/15/2027	1,564	1,606
6.00	%,	01/01/2033	177	198	3.00	%,	11/15/2042	1,927	1,864
6.00	%,	02/01/2034	56	63	3.00	%,	12/15/2042	3,825	3,701
6.00	%,	05/01/2037	636	710	3.50	%,	05/20/2027	1,167	1,219
6.00	%,	07/01/2037	596	660	3.50	%,	11/15/2041	2,936	2,964
6.00	%,	11/01/2037	136	151	3.50	%,	12/20/2041	2,319	2,343
6.00	%,	12/01/2037	26	29	3.50	%,	01/15/2043	2,300	2,325
6.00	%,	03/01/2038	206	228	4.00	%,	03/20/2040	2,378	2,478
6.00	%,	05/01/2038	477	529	4.00	%,	08/15/2041	2,116	2,202
6.00	%,	08/01/2038	1,264	1,402	4.50	%,	09/20/2039	1,579	1,696
6.00	%,	10/01/2038	430	478	4.50	%,	07/15/2040	6,749	7,258
6.50	%,	06/01/2016	25	26	5.00	%,	09/15/2033	15	16
6.50	%,	08/01/2017	43	45	5.00	%,	02/15/2034	884	968
6.50	%,	11/01/2023	79	88	5.00	%,	09/15/2039	3,547	3,843
6.50	%,	05/01/2024	32	36	5.00	%,	09/15/2039	147	161
6.50	%,	09/01/2024	38	42

See accompanying notes

73

Schedule of Investments
Government & High Quality Bond Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's) Value (000's)			AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.50%, 07/20/2033	$398	$441		8.00%, 06/15/2027	$1	$1
5.50%, 11/15/2033	77	84				$41,371
5.50%, 02/20/2034	333	374
5.50%, 03/20/2034	424	472		U.S. Treasury - 10.27%
5.50%, 05/20/2035	396	441		1.75%, 10/31/2018	3,600	3,616
5.50%, 11/15/2038	456	502		2.25%, 11/30/2017	15,500	16,086
5.50%, 01/15/2039	617	690		3.13%, 05/15/2021	7,100	7,401
5.50%, 01/15/2039	180	199		4.25%, 11/15/2040	2,900	3,086
5.50%, 03/15/2039	532	594		4.88%, 08/15/2016	3,800	4,222
6.00%, 06/20/2024	28	31		6.25%, 08/15/2023	3,600	4,624
6.00%, 06/20/2024	99	110				$39,035
6.00%, 02/20/2026	6	7		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 04/20/2026	14	16		OBLIGATIONS		$273,452
6.00%, 05/20/2026	7	8			Maturity
6.00%, 06/20/2026	11	13		REPURCHASE AGREEMENTS - 0.87%	Amount (000's) Value (000's)
6.00%, 06/20/2026	13	14	Banks	- 0.87%
6.00%, 07/20/2026	10	11		Investment in Joint Trading Account; Barclays $	921	$921
6.00%, 09/20/2026	10	11		Bank PLC Repurchase Agreement; 0.01%
6.00%, 03/20/2027	25	28		dated 12/31/2013 maturing 01/02/2014
6.00%, 01/20/2028	8	9		(collateralized by US Government
6.00%, 03/20/2028	7	8		Securities; $939,824; 0.63% - 0.75%; dated
6.00%, 06/20/2028	36	40		05/31/17 - 02/28/18)
6.00%, 07/20/2028	24	27		Investment in Joint Trading Account; Credit	922	922
6.00%, 02/20/2029	22	26		Suisse Repurchase Agreement; 0.01%
6.00%, 03/20/2029	44	49		dated 12/31/2013 maturing 01/02/2014
6.00%, 07/20/2029	46	51		(collateralized by US Government
6.00%, 05/20/2032(a)	83	93
				Securities; $939,824; 0.00% - 11.25%;
6.00%, 07/20/2033	300	337		dated 02/15/15 - 08/15/40)
6.50%, 12/20/2025	16	18		Investment in Joint Trading Account; Deutsche	421	421
6.50%, 01/20/2026	40	44		Bank Repurchase Agreement; 0.02% dated
6.50%, 02/20/2026	22	25		12/31/2013 maturing 01/02/2014
6.50%, 03/20/2031	26	30		(collateralized by US Government
6.50%, 04/20/2031	29	33		Securities; $429,634; 0.00% - 5.27%; dated
6.50%, 04/20/2034	57	66		10/13/15 - 10/11/33)
6.50%, 11/15/2038	919	1,037		Investment in Joint Trading Account; Merrill	1,053	1,053
7.00%, 12/15/2027	7	7		Lynch Repurchase Agreement; 0.01%
7.00%, 01/15/2028	2	2		dated 12/31/2013 maturing 01/02/2014
7.00%, 01/15/2028	2	2		(collateralized by US Government
7.00%, 01/15/2028	13	14		Securities; $1,074,084; 0.00% - 7.13%;
7.00%, 01/15/2028	3	4		dated 01/02/14 - 09/15/39)
7.00%, 01/15/2028	7	8				$3,317
7.00%, 03/15/2028	163	182		TOTAL REPURCHASE AGREEMENTS		$3,317
7.00%, 05/15/2028	59	66
7.00%, 01/15/2029	20	22		Total Investments		$376,366
7.00%, 03/15/2029	9	9		Other Assets in Excess of Liabilities, Net - 1.03%		$3,916
7.00%, 05/15/2031	20	24		TOTAL NET ASSETS - 100.00%		$380,282
7.00%, 06/20/2031	18	21
7.00%, 09/15/2031	51	58		(a)	Variable Rate. Rate shown is in effect at December 31, 2013.
7.00%, 06/15/2032	234	266		(b)	Security exempt from registration under Rule 144A of the Securities Act of
7.50%, 01/15/2023	1	1		1933. These securities may be resold in transactions exempt from
7.50%, 01/15/2023	1	1		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 01/15/2023	1	1		indicated, these securities are not considered illiquid. At the end of the
7.50%, 02/15/2023	6	7		period, the value of these securities totaled $21,998 or 5.78% of net
7.50%, 02/15/2023	3	3		assets.
7.50%, 03/15/2023	8	9		(c)	Fair value of these investments is determined in good faith by the
7.50%, 03/15/2023	4	4		Manager under procedures established and periodically reviewed by the
7.50%, 04/15/2023	24	27		Board of Directors. At the end of the period, the fair value of these
7.50%, 06/15/2023	3	3		securities totaled $3,819 or 1.00% of net assets.
7.50%, 06/15/2023	7	7
7.50%, 07/15/2023	1	1
7.50%, 09/15/2023	4	5
7.50%, 09/15/2023	5	5		Portfolio Summary (unaudited)
7.50%, 10/15/2023	8	9		Sector		Percent
7.50%, 11/15/2023	8	9		Mortgage Securities		86.49%
8.00%, 07/15/2026	2	2		Government		10 .27%
8.00%, 08/15/2026	4	5		Asset Backed Securities		1 .34%
8.00%, 01/15/2027	2	2		Financial		0 .87%
8.00%, 02/15/2027	1	1		Other Assets in Excess of Liabilities, Net		1 .03%
				TOTAL NET ASSETS		100.00%
See accompanying notes				74

Schedule of Investments
Income Account
December 31, 2013

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's) Value (000's)
SONICblue Inc (a),(b)	500,000	$—		Beverages (continued)
				Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Transportation - 0.00%				9.50%, 08/15/2019(d)	$1,250	$1,206
Trailer Bridge Inc (a),(b)	1,186	—
						$4,397

TOTAL COMMON STOCKS		$—		Biotechnology - 1.33%
	Principal			Amgen Inc
BONDS- 72.46%	Amount (000's)	Value(000	's)	3.63%, 05/15/2022	500	495
				3.88%, 11/15/2021	2,000	2,055
Aerospace & Defense - 0.42%				Gilead Sciences Inc
Boeing Co/The				4.40%, 12/01/2021	1,000	1,068
8.75%, 08/15/2021	$850	$1,136				$3,618

Airlines - 0.42%				Chemicals - 1.29%
Southwest Airlines Co 1994-A Pass Through				Airgas Inc
Trust				1.65%, 02/15/2018	1,000	975
9.15%, 07/01/2016	1,095	1,138		4.50%, 09/15/2014	2,000	2,052
				Eagle Spinco Inc
				4.63%, 02/15/2021(d)	500	490
Automobile Floor Plan Asset Backed Securities - 2.20%						$3,517
Ally Master Owner Trust
0.62%, 04/15/2018(c)	2,000	1,996		Commercial Services - 1.97%
CNH Wholesale Master Note Trust				Ceridian Corp
0.77%, 08/15/2019(c),(d)	2,000	2,003		11.25%, 11/15/2015(c)	3,000	3,023
Ford Credit Floorplan Master Owner Trust A				ERAC USA Finance LLC
0.55%, 01/15/2018(c)	1,000	1,001		6.38%, 10/15/2017(d)	1,000	1,157
				7.00%, 10/15/2037(d)	1,000	1,183
Nissan Master Owner Trust Receivables
0.47%, 02/15/2018(c)	1,000	1,000				$5,363
		$6,000		Computers - 0.58%
Automobile Manufacturers - 0.18%				Apple Inc
General Motors Co				2.40%, 05/03/2023	1,750	1,574
4.88%, 10/02/2023(d)	500	506
				Diversified Financial Services - 4.51%
Banks- 10.06%				American Honda Finance Corp
				0.74%, 10/07/2016(c)	500	503
Bank of America Corp
5.42%, 03/15/2017	800	879		DVI Inc
8.00%, 12/29/2049(c)	1,000	1,108		0.00%, 02/01/2004(a),(b),(e)	900	63
8.13%, 12/29/2049(c)	1,000	1,119		0.00%, 02/01/2004(a),(b),(e)	400	28
Citigroup Inc				Ford Motor Credit Co LLC
3.95%, 06/15/2016	2,000	2,128		3.98%, 06/15/2016	3,000	3,190
4.50%, 01/14/2022	1,000	1,060		General Electric Capital Corp
				1.24%, 03/15/2023(c)	2,000	1,990
Goldman Sachs Group Inc/The
3.63%, 02/07/2016	500	525		4.65%, 10/17/2021	1,000	1,090
5.38%, 03/15/2020	2,000	2,224		5.30%, 02/11/2021	500	559
ING Bank NV				International Lease Finance Corp
5.00%, 06/09/2021(d)	1,000	1,087		8.75%, 03/15/2017(c)	1,500	1,766
JP Morgan Chase & Co				Jefferies Group LLC
5.13%, 09/15/2014	850	876		5.13%, 04/13/2018	750	811
7.90%, 04/29/2049(c)	2,000	2,205		6.25%, 01/15/2036	1,425	1,375
Morgan Stanley				8.50%, 07/15/2019	750	915
4.75%, 04/01/2014	850	857				$12,290
5.50%, 07/28/2021	1,000	1,117		Electric - 7.98%
6.25%, 08/09/2026	850	982		Exelon Generation Co LLC
PNC Financial Services Group Inc/The				6.20%, 10/01/2017	2,000	2,260
6.75%, 07/29/2049(c)	2,000	2,081		GenOn Americas Generation LLC
SunTrust Bank/Atlanta GA				8.50%, 10/01/2021	1,250	1,316
2.75%, 05/01/2023	1,000	907		GenOn Energy Inc
US Bancorp/MN				9.88%, 10/15/2020	750	833
1.65%, 05/15/2017	3,000	3,006		LG&E and KU Energy LLC
Wells Fargo & Co				4.38%, 10/01/2021	1,000	1,028
4.63%, 04/15/2014	1,900	1,922		Metropolitan Edison Co
7.98%, 12/31/2049(c)	3,000	3,345		3.50%, 03/15/2023(d)	1,000	934
		$27,428		Nisource Finance Corp
Beverages - 1.61%				5.25%, 09/15/2017	2,000	2,208
Anheuser-Busch InBev Worldwide Inc				Oncor Electric Delivery Co LLC
2.50%, 07/15/2022	750	694		7.00%, 09/01/2022	2,000	2,386
7.75%, 01/15/2019	2,000	2,497		PacifiCorp
				4.95%, 08/15/2014	775	797
				5.25%, 06/15/2035	850	901

See accompanying notes

75

Schedule of Investments
Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electric (continued)				Leisure Products & Services - 1.44%
PacifiCorp (continued)				Carnival Corp
6.25%, 10/15/2037	$500	$596		7.20%, 10/01/2023	$1,475	$1,676
PPL Energy Supply LLC				Royal Caribbean Cruises Ltd
5.70%, 10/15/2035	2,000	2,110		7.25%, 03/15/2018	1,000	1,150
Solar Star Funding LLC				Seven Seas Cruises S de RL LLC
5.38%, 06/30/2035(d)	1,500	1,432		9.13%, 05/15/2019	1,000	1,101
Southwestern Electric Power Co						$3,927
3.55%, 02/15/2022	1,000	977
5.38%, 04/15/2015	1,275	1,342		Lodging - 0.80%
TransAlta Corp				Boyd Gaming Corp
4.50%, 11/15/2022	1,750	1,681		9.13%, 12/01/2018	2,000	2,175
Tucson Electric Power Co
3.85%, 03/15/2023	1,000	962		Media- 2.33%
		$21,763		21st Century Fox America Inc
				6.40%, 12/15/2035	1,000	1,137
Entertainment - 0.10%				8.00%, 10/17/2016	1,000	1,177
Peninsula Gaming LLC / Peninsula Gaming				Comcast Corp
Corp
8.38%, 02/15/2018(d)	250	272		6.45%, 03/15/2037	2,000	2,321
				Historic TW Inc
				9.15%, 02/01/2023	250	331
Environmental Control - 1.75%				Time Warner Cable Inc
ADS Waste Holdings Inc				6.55%, 05/01/2037	1,500	1,388
8.25%, 10/01/2020	1,500	1,628				$6,354
Republic Services Inc
3.55%, 06/01/2022	1,000	964		Mining - 0.66%
5.00%, 03/01/2020	2,000	2,193		Glencore Canada Corp
		$4,785		6.00%, 10/15/2015	1,675	1,814

Forest Products & Paper - 0.76%				Oil & Gas - 5.98%
Plum Creek Timberlands LP				BG Energy Capital PLC
4.70%, 03/15/2021	2,000	2,073		4.00%, 10/15/2021(d)	2,000	2,052
				BP Capital Markets PLC
Gas- 0.63%				3.25%, 05/06/2022	1,000	969
Sempra Energy				4.75%, 03/10/2019	2,000	2,229
6.15%, 06/15/2018	1,500	1,722		Linn Energy LLC / Linn Energy Finance
				Corp
				6.50%, 05/15/2019	1,000	1,020
Healthcare - Services - 1.18%				Nabors Industries Inc
HCA Inc				5.00%, 09/15/2020	1,000	1,041
7.50%, 11/06/2033	250	250
HealthSouth Corp				Petro-Canada
				9.25%, 10/15/2021	1,075	1,403
7.25%, 10/01/2018	210	224		Phillips 66
7.75%, 09/15/2022	802	878
MultiPlan Inc				4.30%, 04/01/2022	1,000	1,016
9.88%, 09/01/2018(d)	1,000	1,100		Rowan Cos Inc
Vantage Oncology LLC / Vantage Oncology				4.88%, 06/01/2022	750	761
Finance Co				5.00%, 09/01/2017	2,000	2,168
9.50%, 06/15/2017(d)	750	769		W&T Offshore Inc
				8.50%, 06/15/2019	1,000	1,057
		$3,221		Whiting Petroleum Corp
Insurance - 2.94%				5.75%, 03/15/2021	1,250	1,294
Farmers Insurance Exchange				XTO Energy Inc
6.00%, 08/01/2014(d)	850	871		6.75%, 08/01/2037	1,000	1,308
Fidelity National Financial Inc						$16,318
6.60%, 05/15/2017	2,500	2,791		Oil & Gas Services - 1.52%
First American Financial Corp				Exterran Partners LP / EXLP Finance Corp
4.30%, 02/01/2023	2,000	1,905		6.00%, 04/01/2021 (d)	2,000	1,985
Prudential Financial Inc				Weatherford International Ltd/Bermuda
7.38%, 06/15/2019	1,000	1,228
8.88%, 06/15/2068(c)	1,000	1,216		5.13%, 09/15/2020	2,000	2,149
		$8,011				$4,134

Iron & Steel - 1.54%				Other Asset Backed Securities - 0.73%
				PFS Financing Corp
Allegheny Technologies Inc				0.67%, 04/17/2017(c),(d)	1,000	998
5.95%, 01/15/2021	2,000	2,075		0.72%, 02/15/2018(c),(d)	1,000	999
ArcelorMittal
6.00%, 03/01/2021(c)	2,000	2,120				$1,997
		$4,195		Packaging & Containers - 0.35%
				Sealed Air Corp
				6.88%, 07/15/2033(d)	1,000	955

See accompanying notes

76

Schedule of Investments
Income Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)		Value(000	's)

Pharmaceuticals - 0.34%			Transportation (continued)
AbbVie Inc			Trailer Bridge Inc
2.90%, 11/06/2022	$1,000	$935	0.00%, 11/15/2015(a),(b)	$2,000		$—
			13.75%, 03/31/2017(b),(c),(e)	1,846		1,744

Pipelines - 2.25%						$1,995
ANR Pipeline Co			Trucking & Leasing - 1.16%
9.63%, 11/01/2021	1,000	1,350	Penske Truck Leasing Co Lp / PTL Finance
El Paso Natural Gas Co LLC			Corp
7.50%, 11/15/2026	2,100	2,547	3.75%, 05/11/2017(d)	3,000		3,156
Express Pipeline LLC
7.39%, 12/31/2019(d)	1,073	1,157	TOTAL BONDS			$197,614
Southern Natural Gas Co LLC				Principal
8.00%, 03/01/2032	850	1,087	CONVERTIBLE BONDS - 1.40%	Amount (000's)	Value	(000	's)
		$6,141
			Automobile Parts & Equipment - 1.05%
Real Estate - 0.87%			Meritor Inc
WEA Finance LLC / WT Finance Aust Pty			7.88%, 03/01/2026(d)	2,000		2,871
Ltd
6.75%, 09/02/2019(d)	2,000	2,378
			Pharmaceuticals - 0.35%
			Omnicare Inc
REITS- 9.24%			3.25%, 12/15/2035	894		956
Alexandria Real Estate Equities Inc
4.60%, 04/01/2022	1,250	1,258	TOTAL CONVERTIBLE BONDS			$3,827
Arden Realty LP			SENIOR FLOATING RATE INTERESTS -	Principal
5.25%, 03/01/2015	1,000	1,044	1.03%	Amount (000's) Value (000's)
BioMed Realty LP
3.85%, 04/15/2016	1,000	1,044	Entertainment - 0.38%
4.25%, 07/15/2022	1,000	960	CCM Merger Inc, Term Loan
6.13%, 04/15/2020	1,000	1,096	5.01%, 02/01/2017(c)	$1,029		$1,036
CubeSmart LP
4.80%, 07/15/2022	1,750	1,798	Transportation - 0.65%
Duke Realty LP			Trailer Bridge Inc, Term Loan
8.25%, 08/15/2019	2,000	2,476	10.00%, 04/02/2016(b),(c),(e)	1,775		1,775
HCP Inc
3.75%, 02/01/2019	1,000	1,039	TOTAL SENIOR FLOATING RATE INTERESTS			$2,811
6.00%, 03/01/2015	1,675	1,773	U.S. GOVERNMENT & GOVERNMENT	Principal
Health Care REIT Inc			AGENCY OBLIGATIONS - 21.18%	Amount (000's)		Value(000	's)
6.13%, 04/15/2020	1,000	1,126	Federal Home Loan Mortgage Corporation (FHLMC) -
6.20%, 06/01/2016	1,675	1,862
Healthcare Realty Trust Inc			7.23%
			3.00%, 10/01/2042	$1,898		$1,800
6.50%, 01/17/2017	2,000	2,243	3.00%, 10/01/2042	937		889
Hospitality Properties Trust			3.00%, 11/01/2042	936		888
5.00%, 08/15/2022	750	762	3.00%, 12/01/2042	423		402
Kimco Realty Corp			3.50%, 10/01/2041	1,210		1,202
6.88%, 10/01/2019	2,000	2,385	3.50%, 04/01/2042	2,486		2,469
Simon Property Group LP			3.50%, 04/01/2042	1,643		1,632
10.35%, 04/01/2019	2,000	2,706	4.50%, 08/01/2033	478		507
Ventas Realty LP / Ventas Capital Corp			4.50%, 05/01/2039	1,004		1,063
3.25%, 08/15/2022	1,750	1,621	4.50%, 06/01/2039	532		565
		$25,193	4.50%, 07/01/2039	1,797		1,910
Savings & Loans - 0.63%			4.50%, 12/01/2040	937		993
First Niagara Financial Group Inc			5.00%, 08/01/2019	386		412
6.75%, 03/19/2020	500	575	5.00%, 08/01/2035	1,620		1,768
7.25%, 12/15/2021	1,000	1,156	5.00%, 11/01/2035	399		430
		$1,731	5.00%, 10/01/2038	1,122		1,193
			5.50%, 11/01/2017	64		68
Telecommunications - 1.98%			5.50%, 01/01/2018	32		33
Corning Inc			5.50%, 05/01/2031	57		62
4.75%, 03/15/2042	750	722	5.50%, 06/01/2035	178		194
6.63%, 05/15/2019	500	601	5.50%, 01/01/2036	369		410
Qwest Corp			5.50%, 04/01/2036	206		230
6.75%, 12/01/2021	3,000	3,285	6.00%, 03/01/2031	36		40
Verizon Communications Inc			6.00%, 05/01/2032	70		77
3.65%, 09/14/2018	750	794	6.00%, 06/01/2038	359		399
		$5,402	6.50%, 06/01/2029	25		28
Transportation - 0.73%			6.50%, 08/01/2029	23		26
Navios Maritime Holdings Inc / Navios			7.00%, 01/01/2032	28		31
Maritime Finance II US Inc			9.00%, 01/01/2025	5		7
7.38%, 01/15/2022(d)	250	251				$19,728

See accompanying notes

77

Schedule of Investments
Income Account
December 31, 2013

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - 11.19%				Banks (continued)
3.00%, 03/01/2042	$1,630	$1,549		Investment in Joint Trading Account; Deutsche $	605	$605
3.00%, 03/01/2042	1,647	1,566		Bank Repurchase Agreement; 0.02% dated
3.00%, 05/01/2042	885	841		12/31/2013 maturing 01/02/2014
3.00%, 06/01/2042	836	795		(collateralized by US Government
3.00%, 06/01/2042	1,664	1,582		Securities; $616,482; 0.00% - 5.27%; dated
3.00%, 08/01/2042	865	822		10/13/15 - 10/11/33)
3.50%, 12/01/2040	1,470	1,462		Investment in Joint Trading Account; Merrill	1,511	1,511
3.50%, 12/01/2041	548	545		Lynch Repurchase Agreement; 0.01%
3.50%, 03/01/2042	854	849		dated 12/31/2013 maturing 01/02/2014
3.50%, 04/01/2042	1,546	1,537		(collateralized by US Government
4.00%, 03/01/2039	1,238	1,275		Securities; $1,541,206; 0.00% - 7.13%;
4.00%, 08/01/2040	1,068	1,100		dated 01/02/14 - 09/15/39)
4.00%, 09/01/2040	2,223	2,293				$4,760
4.00%, 11/01/2040	1,126	1,160		TOTAL REPURCHASE AGREEMENTS		$4,760
4.00%, 10/01/2041	1,059	1,091		Total Investments		$266,765
4.00%, 10/01/2041	1,314	1,354		Other Assets in Excess of Liabilities, Net - 2.18%		$5,955
4.00%, 11/01/2041	1,563	1,611		TOTAL NET ASSETS - 100.00%		$272,720
4.00%, 04/01/2042	827	852
4.50%, 06/01/2039	552	585
4.50%, 08/01/2039	495	527		(a) Non-Income Producing Security
4.50%, 05/01/2040	1,670	1,773		(b)		Fair value of these investments is determined in good faith by the
5.00%, 01/01/2018	102	108		Manager under procedures established and periodically reviewed by the
5.00%, 08/01/2035	743	808		Board of Directors. At the end of the period, the fair value of these
5.00%, 04/01/2039	393	430		securities totaled $3,610 or 1.32% of net assets.
5.00%, 12/01/2039	443	484		(c)	Variable Rate. Rate shown is in effect at December 31, 2013.
5.00%, 04/01/2040	1,081	1,176		(d)		Security exempt from registration under Rule 144A of the Securities Act of
5.00%, 06/01/2040	901	985		1933. These securities may be resold in transactions exempt from
5.50%, 03/01/2033	79	86		registration, normally to qualified institutional buyers. Unless otherwise
5.50%, 06/01/2033	298	328		indicated, these securities are not considered illiquid. At the end of the
5.50%, 02/01/2035	642	712		period, the value of these securities totaled $29,812 or 10.93% of net
6.00%, 04/01/2032	63	71		assets.
6.50%, 05/01/2031	6	6		(e) Security is Illiquid
6.50%, 04/01/2032	90	100
6.50%, 05/01/2032	47	53

7.00%, 01/01/2030	2	2		Portfolio Summary (unaudited)
		$30,518		Sector		Percent
Government National Mortgage Association (GNMA) -
0.06%				Financial		30 .00%
6.00%, 05/20/2032(c)	71	80		Mortgage Securities		18.49%
7.00%, 06/20/2031	65	76		Energy		9 .75%
9.00%, 02/15/2025	4	4		Utilities		8 .61%
				Consumer, Non-cyclical		6 .78%
		$160		Industrial		5 .06%
U.S. Treasury - 2.70%				Consumer, Cyclical		4 .37%
2.63%, 11/15/2020	1,000	1,016		Communications		4.31%
2.75%, 02/15/2019	1,000	1,048		Basic Materials		4 .25%
3.13%, 05/15/2019	2,000	2,131		Asset Backed Securities		2 .93%
3.63%, 02/15/2020	2,000	2,177		Government		2 .69%
3.75%, 08/15/2041	1,000	975		Technology		0.58%
		$7,347		Other Assets in Excess of Liabilities, Net		2.18%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				TOTAL NET ASSETS		100.00%
OBLIGATIONS		$57,753
	Maturity
REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value(000	's)

Banks- 1.75%
Investment in Joint Trading Account; Barclays $	1,322	$1,322
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,348,555; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,322	1,322
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,348,555; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)

See accompanying notes

78

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS - 96.81%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.08%					Beverages - 2.13%
Interpublic Group of Cos Inc/The	3,882		$68		Coca-Cola Co/The	16,282		$672
Omnicom Group Inc	894		67		Coca-Cola Enterprises Inc	900		40
			$135		Constellation Brands Inc (a)	594		42
					Dr Pepper Snapple Group Inc	1,630		79
Aerospace & Defense - 2.52%					Green Mountain Coffee Roasters Inc	400		30
Boeing Co/The	4,859		663		Monster Beverage Corp (a)	1,487		101
General Dynamics Corp	794		76		PepsiCo Inc	30,093		2,496
L-3 Communications Holdings Inc	314		33					$3,460
Lockheed Martin Corp	637		95
Northrop Grumman Corp	534		61		Biotechnology - 2.14%
Orbital Sciences Corp (a)	53,660		1,250		Alexion Pharmaceuticals Inc (a)	1,101		146
Raytheon Co	15,016		1,362		Amgen Inc	16,950		1,935
Rockwell Collins Inc	469		35		Biogen Idec Inc (a)	1,258		352
United Technologies Corp	4,618		526		Celgene Corp (a)	1,667		282
			$4,101		Gilead Sciences Inc (a)	8,818		663
					Incyte Corp Ltd (a)	300		15
Agriculture - 1.27%					Regeneron Pharmaceuticals Inc (a)	356		98
Altria Group Inc	6,036		232					$3,491
Archer-Daniels-Midland Co	4,190		182
Lorillard Inc	1,299		66		Building Materials - 0.72%
Philip Morris International Inc	17,515		1,525		Eagle Materials Inc	13,120		1,016
Reynolds American Inc	1,099		55		Martin Marietta Materials Inc	700		70
			$2,060		Masco Corp	1,253		29
					Vulcan Materials Co	1,000		59
Airlines - 0.25%								$1,174
Delta Air Lines Inc	8,589		236
Southwest Airlines Co	2,453		46		Chemicals - 2.46%
United Continental Holdings Inc (a)	3,400		129		Air Products & Chemicals Inc	1,034		116
			$411		Airgas Inc	838		94
Apparel - 0.25%
Michael Kors Holdings Ltd (a)	620		50		CF Industries Holdings Inc	199		46
					Dow Chemical Co/The	4,015		178
Nike Inc	3,925		309		Eastman Chemical Co	539		44
VF Corp	840		52		Ecolab Inc	13,474		1,405
			$411		EI du Pont de Nemours & Co	2,140		139
Automobile Manufacturers - 0.96%					FMC Corp	484		37
Ford Motor Co	34,264		528		International Flavors & Fragrances Inc	292		25
General Motors Co	7,638		312		LyondellBasell Industries NV	10,596		850
Honda Motor Co Ltd ADR	15,810		654		Monsanto Co	2,848		332
PACCAR Inc	1,229		73		Mosaic Co/The	1,184		56
			$1,567		Potash Corp of Saskatchewan Inc	1,100		36
					PPG Industries Inc	736		140
Automobile Parts & Equipment - 1.42%					Praxair Inc	1,710		222
BorgWarner Inc	796		44		Sherwin-Williams Co/The	800		147
Delphi Automotive PLC	3,081		185		Sigma-Aldrich Corp	418		39
Goodyear Tire & Rubber Co/The	861		20					$4,000
Johnson Controls Inc	39,219		2,013
TRW Automotive Holdings Corp (a)	700		52		Coal - 0.03%
			$2,314		Consol Energy Inc	1,100		42

Banks - 7.76%
Bank of America Corp	49,736		775		Commercial Services - 1.12%
Bank of New York Mellon Corp/The	2,366		83		ADT Corp/The	694		28
BB&T Corp	1,456		54		Automatic Data Processing Inc	11,098		898
Capital One Financial Corp	1,528		117		Cintas Corp	356		21
Citigroup Inc	66,037		3,442		Equifax Inc	415		29
Comerica Inc	642		31		H&R Block Inc	943		27
Fifth Third Bancorp	3,081		65		Iron Mountain Inc	1,900		58
Goldman Sachs Group Inc/The	864		153		MasterCard Inc	648		541
Huntington Bancshares Inc/OH	2,946		28		McGraw Hill Financial Inc	1,069		84
					Quanta Services Inc (a)	2,842		89
JP Morgan Chase & Co	52,221		3,053
KeyCorp	3,304		44		Robert Half International Inc	510		21
Morgan Stanley	9,174		288		Western Union Co/The	1,937		33
Northern Trust Corp	3,083		190					$1,829
PNC Financial Services Group Inc/The	1,717		133		Computers - 4.62%
Regions Financial Corp	4,848		48		Accenture PLC - Class A	3,034		250
State Street Corp	4,223		310		Apple Inc	8,584		4,817
US Bancorp/MN	11,618		469		Cognizant Technology Solutions Corp (a)	1,718		174
Wells Fargo & Co	73,464		3,336		EMC Corp/MA	4,865		122
Zions Bancorporation	647		19		Hewlett-Packard Co	4,433		124
			$12,638		International Business Machines Corp	3,954		741
					NetApp Inc	25,881		1,065

See accompanying notes

79

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)					Electrical Components & Equipment (continued)
SanDisk Corp	1,485		$104		Hubbell Inc	400		$43
Seagate Technology PLC	1,145		64					$296
Western Digital Corp	733		62
			$7,523		Electronics - 2.89%
					Agilent Technologies Inc	4,649		266
Consumer Products - 0.07%					Allegion PLC (a)	324		14
Avery Dennison Corp	368		18		FLIR Systems Inc	519		16
Kimberly-Clark Corp	924		97		Garmin Ltd	427		20
			$115		Honeywell International Inc	22,596		2,065
					Jabil Circuit Inc	639		11
Cosmetics & Personal Care - 0.92%					TE Connectivity Ltd	954		53
Avon Products Inc	6,400		110		Thermo Fisher Scientific Inc	13,996		1,558
Colgate-Palmolive Co	2,825		185		Trimble Navigation Ltd (a)	1,800		62
Procter & Gamble Co/The	14,806		1,205		Tyco International Ltd	14,800		607
			$1,500		Waters Corp (a)	299		30
Distribution & Wholesale - 0.15%								$4,702
Fastenal Co	1,300		62		Engineering & Construction - 0.07%
Fossil Group Inc (a)	386		46
					Fluor Corp	566		46
Genuine Parts Co	547		46		Jacobs Engineering Group Inc (a)	1,145		72
WW Grainger Inc	317		81					$118
			$235
					Entertainment - 0.01%
Diversified Financial Services - 2.70%					International Game Technology	948		17
American Express Co	16,323		1,481
Ameriprise Financial Inc	1,513		174
BlackRock Inc	628		199		Environmental Control - 0.09%
Charles Schwab Corp/The	34,331		892		Stericycle Inc (a)	700		81
CME Group Inc/IL	1,432		113		Waste Management Inc	1,515		68
Discover Financial Services	3,763		211					$149
E*Trade Financial Corp (a)	3,596		71
Franklin Resources Inc	1,061		61		Food - 2.94%
					Danone ADR	74,580		1,083
IntercontinentalExchange Group Inc	761		171		General Mills Inc	4,949		247
Invesco Ltd	4,738		172
NASDAQ OMX Group Inc/The	405		16		Hershey Co/The	524		51
					Hormel Foods Corp	472		21
Och-Ziff Capital Management Group LLC	800		12		JM Smucker Co/The	366		38
T Rowe Price Group Inc	538		45
TD Ameritrade Holding Corp	2,300		70		Kellogg Co	3,693		226
					Kraft Foods Group Inc	1,232		66
Visa Inc	3,167		706		Kroger Co/The	2,750		108
			$4,394		McCormick & Co Inc/MD	24,350		1,678
Electric - 1.30%					Mondelez International Inc	5,574		197
AES Corp/VA	14,303		208		Nestle SA ADR	10,670		785
American Electric Power Co Inc	4,938		231		Safeway Inc	847		28
Calpine Corp (a)	2,800		55		Sysco Corp	1,437		52
CMS Energy Corp	3,135		84		Tyson Foods Inc	1,018		34
Consolidated Edison Inc	1,024		57		Whole Foods Market Inc	2,870		166
Dominion Resources Inc/VA	1,187		77					$4,780
DTE Energy Co	613		41
Duke Energy Corp	1,735		120		Forest Products & Paper - 0.09%
Edison International	1,145		53		International Paper Co	3,045		149
Entergy Corp	2,639		166
Exelon Corp	3,306		91		Gas - 0.78%
FirstEnergy Corp	1,501		49		AGL Resources Inc	432		20
Integrys Energy Group Inc	267		14		CenterPoint Energy Inc	3,300		77
NextEra Energy Inc	1,044		89		NiSource Inc	3,741		123
Northeast Utilities	2,299		98		Sempra Energy	11,640		1,045
NRG Energy Inc	5,032		144					$1,265
PG&E Corp	4,647		187
Pinnacle West Capital Corp	378		20		Hand & Machine Tools - 0.04%
PPL Corp	2,217		67		Snap-on Inc	202		22
Public Service Enterprise Group Inc	1,787		57		Stanley Black & Decker Inc	600		49
SCANA Corp	470		22					$71
Southern Co/The	1,807		74		Healthcare - Products - 1.06%
TECO Energy Inc	1,800		31		Baxter International Inc	1,123		78
Wisconsin Energy Corp	813		34		Becton Dickinson and Co	1,957		217
Xcel Energy Inc	1,784		50		Boston Scientific Corp (a)	7,914		95
			$2,119		CareFusion Corp (a)	745		30
Electrical Components & Equipment - 0.18%					Covidien PLC	8,190		558
AMETEK Inc	876		46		DENTSPLY International Inc	2,310		112
					Edwards Lifesciences Corp (a)	389		26
Emerson Electric Co	1,708		120		Intuitive Surgical Inc (a)	100		38
Energizer Holdings Inc	800		87

See accompanying notes

80

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Internet (continued)
Life Technologies Corp (a)	618		$47		VeriSign Inc (a)	1,473		$88
Medtronic Inc	2,359		135		Yahoo! Inc (a)	1,955		79
Patterson Cos Inc	299		12					$9,997
St Jude Medical Inc	2,317		144
Stryker Corp	2,297		172		Iron & Steel - 0.04%
Zimmer Holdings Inc	603		56		Nucor Corp	1,300		69
			$1,720
					Leisure Products & Services - 0.81%
Healthcare - Services - 1.30%					Carnival Corp	1,100		44
Aetna Inc	2,977		204
Cigna Corp	679		59		Harley-Davidson Inc	18,381		1,273
HCA Holdings Inc (a)	1,100		52					$1,317
Humana Inc	849		88		Lodging - 0.85%
Laboratory Corp of America Holdings (a)	316		29		Hilton Worldwide Holdings Inc (a)	5,330		119
Quest Diagnostics Inc	842		45		Las Vegas Sands Corp	1,500		118
UnitedHealth Group Inc	18,966		1,428		Marriott International Inc/DE	816		40
WellPoint Inc	2,301		213		Starwood Hotels & Resorts Worldwide Inc	13,493		1,072
			$2,118		Wyndham Worldwide Corp	462		34

Home Builders - 0.59%								$1,383
Lennar Corp	1,300		52		Machinery - Construction & Mining - 0.74%
Pulte Group Inc	1,193		24		Caterpillar Inc	12,993		1,180
Toll Brothers Inc (a)	23,900		884		Joy Global Inc	377		22
			$960					$1,202

Home Furnishings - 0.05%					Machinery - Diversified - 1.26%
Harman International Industries Inc	500		41		Cummins Inc	2,004		283
Whirlpool Corp	284		44		Deere & Co	915		84
			$85		Flowserve Corp	10,574		833

Housewares - 0.02%					Rockwell Automation Inc	5,652		668
					Roper Industries Inc	948		131
Newell Rubbermaid Inc	989		32		Xylem Inc/NY	1,443		50
								$2,049
Insurance - 4.45%
ACE Ltd	888		92		Media - 3.51%
Aflac Inc	1,214		81		CBS Corp	1,372		87
Allstate Corp/The	6,010		328		Comcast Corp - Class A	12,382		644
					DIRECTV (a)	1,245		86
American International Group Inc	3,053		156		Discovery Communications Inc - A Shares (a)	801		72
Aon PLC	803		67		Discovery Communications Inc - C Shares (a)	1,650		138
Assurant Inc	269		18
Berkshire Hathaway Inc - Class A (a)	7		1,245		Gannett Co Inc	822		24
Berkshire Hathaway Inc - Class B (a)	6,101		723		Graham Holdings Co (a)	16		11
					News Corp (a)	4,200		76
Chubb Corp/The	667		64
Cincinnati Financial Corp	516		27		Scripps Networks Interactive Inc	392		34
CNA Financial Corp	800		34		Time Warner Cable Inc	1,306		177
Fidelity National Financial Inc	2,000		65		Time Warner Inc	2,811		196
Genworth Financial Inc (a)	1,791		28		Twenty-First Century Fox Inc - A Shares	11,407		402
Lincoln National Corp	948		49		Twenty-First Century Fox Inc - B Shares	44,680		1,546
Loews Corp	1,100		53		Viacom Inc	3,112		271
Marsh & McLennan Cos Inc	6,035		292		Walt Disney Co/The	25,594		1,956
MetLife Inc	59,174		3,191					$5,720
Progressive Corp/The	6,321		172		Metal Fabrication & Hardware - 0.21%
Prudential Financial Inc	961		89		Precision Castparts Corp	1,247		336
Torchmark Corp	316		25
Travelers Cos Inc/The	975		88
Unum Group	916		32		Mining - 0.15%
XL Group PLC	9,994		319		Alcoa Inc	3,837		41
			$7,238		Freeport-McMoRan Copper & Gold Inc	4,839		182
					Newmont Mining Corp	1,200		28
Internet - 6.14%								$251
Amazon.com Inc (a)	3,192		1,273
eBay Inc (a)	5,101		280		Miscellaneous Manufacturing - 3.10%
Equinix Inc (a)	500		89		3M Co	3,552		498
F5 Networks Inc (a)	280		26		Danaher Corp	5,430		419
Facebook Inc (a)	30,571		1,671		Dover Corp	596		58
Google Inc (a)	4,691		5,257		Eaton Corp PLC	1,580		121
Netflix Inc (a)	400		147		General Electric Co	101,190		2,836
priceline.com Inc (a)	325		378		Illinois Tool Works Inc	985		83
Splunk Inc (a)	8,150		560		Ingersoll-Rand PLC	1,672		103
Symantec Corp	2,506		59		Leggett & Platt Inc	493		15
TripAdvisor Inc (a)	401		33		Parker Hannifin Corp	527		68
Twitter Inc (a)	900		57		Pentair Ltd	10,004		777

See accompanying notes

81

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing (continued)					Pharmaceuticals (continued)
Textron Inc	2,000		$73		Roche Holding AG ADR	8,790		$617
			$5,051					$12,585

Office & Business Equipment - 0.04%					Pipelines - 0.18%
Pitney Bowes Inc	693		16		Kinder Morgan Inc/DE	1,387		50
Xerox Corp	4,157		51		ONEOK Inc	716		44
			$67		Spectra Energy Corp	4,147		148
					Williams Cos Inc/The	1,364		53
Oil & Gas - 6.77%								$295
Anadarko Petroleum Corp	3,249		258
Apache Corp	3,403		292		Private Equity - 0.51%
Cabot Oil & Gas Corp	1,500		58		Blackstone Group LP	26,380		831
Chesapeake Energy Corp	1,760		48

Chevron Corp	11,262		1,407		Real Estate - 0.02%
Cimarex Energy Co	4,050		424		CBRE Group Inc (a)	963		25
Concho Resources Inc (a)	400		43
ConocoPhillips	4,340		307
Denbury Resources Inc (a)	1,355		22		REITS - 1.45%
Devon Energy Corp	770		48		American Tower Corp	12,307		983
Ensco PLC	818		47		Apartment Investment & Management Co	533		14
EOG Resources Inc	677		114		AvalonBay Communities Inc	1,326		156
EQT Corp	1,528		137		Boston Properties Inc	1,134		114
Exxon Mobil Corp	32,694		3,309		Equity Residential	1,163		60
Helmerich & Payne Inc	372		31		General Growth Properties Inc	1,200		24
Hess Corp	15,676		1,301		HCP Inc	1,581		57
Marathon Oil Corp	1,763		62		Health Care REIT Inc	996		53
Marathon Petroleum Corp	778		71		Host Hotels & Resorts Inc	2,585		50
Murphy Oil Corp	611		40		Kimco Realty Corp	1,412		28
Nabors Industries Ltd	993		17		Macerich Co/The	493		29
Noble Corp plc	909		34		Plum Creek Timber Co Inc	575		27
Noble Energy Inc	892		61		Public Storage	446		67
Occidental Petroleum Corp	18,702		1,778		Simon Property Group Inc	2,096		319
Phillips 66	4,018		310		SL Green Realty Corp	200		19
Pioneer Natural Resources Co	980		180		Ventas Inc	1,029		59
QEP Resources Inc	643		20		Vornado Realty Trust	1,922		171
Range Resources Corp	1,300		110		Weyerhaeuser Co	4,177		132
Rowan Cos PLC (a)	423		15					$2,362
Royal Dutch Shell PLC ADR	2,100		150		Retail - 5.46%
Talisman Energy Inc	4,700		55		AutoNation Inc (a)	225		11
Tesoro Corp	481		28		AutoZone Inc (a)	327		157
Valero Energy Corp	3,947		199		Bed Bath & Beyond Inc (a)	771		62
WPX Energy Inc (a)	1,966		40
			$11,016		Best Buy Co Inc	937		37
					CarMax Inc (a)	3,600		169
Oil & Gas Services - 1.39%					Chipotle Mexican Grill Inc (a)	307		164
Baker Hughes Inc	2,582		143		Coach Inc	2,582		145
Cameron International Corp (a)	9,540		568		Costco Wholesale Corp	2,298		274
Halliburton Co	17,831		905		CVS Caremark Corp	24,012		1,719
National Oilwell Varco Inc	1,062		84		Dollar General Corp (a)	1,045		63
Schlumberger Ltd	6,325		570		Dollar Tree Inc (a)	2,623		148
			$2,270		GameStop Corp	412		20
					Gap Inc/The	990		39
Packaging & Containers - 0.09%					Home Depot Inc/The	6,195		510
Ball Corp	1,704		88		Kohl's Corp	2,440		138
Bemis Co Inc	356		15		L Brands Inc	1,800		111
Owens-Illinois Inc (a)	569		20
					Lowe's Cos Inc	17,246		854
Sealed Air Corp	663		23		Lululemon Athletica Inc (a)	500		30
			$146		Macy's Inc	2,607		139
Pharmaceuticals - 7.73%					McDonald's Corp	2,967		288
Abbott Laboratories	7,773		298		Nordstrom Inc	501		31
AbbVie Inc	9,447		499		O'Reilly Automotive Inc (a)	390		50
Actavis PLC (a)	357		60		Panera Bread Co (a)	200		35
Allergan Inc/United States	1,014		113		PetSmart Inc	381		28
Bristol-Myers Squibb Co	15,703		835		PVH Corp	400		54
Cardinal Health Inc	797		53		Ross Stores Inc	2,453		183
Eli Lilly & Co	4,628		236		Staples Inc	2,357		37
Express Scripts Holding Co (a)	4,813		338		Starbucks Corp	4,154		326
Johnson & Johnson	30,201		2,766		Target Corp	2,905		184
McKesson Corp	1,437		232		Tiffany & Co	300		28
Mead Johnson Nutrition Co	703		59		Tim Hortons Inc	900		53
Merck & Co Inc	61,474		3,077		TJX Cos Inc	24,925		1,588
Pfizer Inc	111,081		3,402		Urban Outfitters Inc (a)	384		14

See accompanying notes

82

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Retail (continued)				REPURCHASE AGREEMENTS - 0.79%	Amount (000's)	Value(000	's)
Walgreen Co	2,098	$121		Banks- 0.79%
Wal-Mart Stores Inc	7,353	579		Investment in Joint Trading Account; Barclays $	358	$358
Yum! Brands Inc	6,565	496		Bank PLC Repurchase Agreement; 0.01%
		$8,885		dated 12/31/2013 maturing 01/02/2014
				(collateralized by US Government
Semiconductors - 1.96%				Securities; $365,616; 0.63% - 0.75%; dated
Altera Corp	3,721	121		05/31/17 - 02/28/18)
Applied Materials Inc	11,468	203		Investment in Joint Trading Account; Credit	358	358
ASML Holding NV - NY Reg Shares	13,647	1,279		Suisse Repurchase Agreement; 0.01%
Atmel Corp (a)	4,000	31
				dated 12/31/2013 maturing 01/02/2014
Avago Technologies Ltd	1,700	90		(collateralized by US Government
Broadcom Corp	7,706	229		Securities; $365,616; 0.00% - 11.25%;
First Solar Inc (a)	240	13
				dated 02/15/15 - 08/15/40)
Intel Corp	14,847	385		Investment in Joint Trading Account; Deutsche	164	164
KLA-Tencor Corp	577	37		Bank Repurchase Agreement; 0.02% dated
NVIDIA Corp	2,118	34		12/31/2013 maturing 01/02/2014
Qualcomm Inc	8,747	649		(collateralized by US Government
Teradyne Inc (a)	664	12
				Securities; $167,138; 0.00% - 5.27%; dated
Texas Instruments Inc	2,574	113		10/13/15 - 10/11/33)
		$3,196		Investment in Joint Trading Account; Merrill	410	410
Software - 3.85%				Lynch Repurchase Agreement; 0.01%
Adobe Systems Inc (a)	963	58		dated 12/31/2013 maturing 01/02/2014
Akamai Technologies Inc (a)	2,500	118		(collateralized by US Government
Autodesk Inc (a)	4,300	216		Securities; $417,847; 0.00% - 7.13%; dated
Check Point Software Technologies Ltd (a)	1,100	71		01/02/14 - 09/15/39)
Citrix Systems Inc (a)	2,457	156				$1,290
Dun & Bradstreet Corp/The	143	18		TOTAL REPURCHASE AGREEMENTS		$1,290
Fidelity National Information Services Inc	1,600	86		Total Investments		$158,914
Intuit Inc	707	54		Other Assets in Excess of Liabilities, Net - 2.40%		$3,901
Microsoft Corp	91,195	3,413		TOTAL NET ASSETS - 100.00%		$162,815
Oracle Corp	15,798	604
Red Hat Inc (a)	13,800	773
Salesforce.com Inc (a)	1,133	63		(a) Non-Income Producing Security
VMware Inc (a)	7,150	641
		$6,271

Telecommunications - 2.32%				Portfolio Summary (unaudited)
AT&T Inc	20,916	736		Sector		Percent
CenturyLink Inc	2,086	66		Consumer, Non-cyclical		20 .68%
Cisco Systems Inc	22,687	509		Financial		17 .68%
Corning Inc	3,368	60		Industrial		12 .60%
Crown Castle International Corp (a)	2,380	175		Communications		12 .05%
Frontier Communications Corp	3,472	16		Consumer, Cyclical		10 .92%
Harris Corp	388	27		Technology		10 .47%
Juniper Networks Inc (a)	18,870	426		Energy		8 .37%
Motorola Solutions Inc	1,300	88		Basic Materials		2 .75%
Verizon Communications Inc	33,813	1,662		Utilities		2 .08%
Windstream Holdings Inc	2,058	16		Other Assets in Excess of Liabilities, Net		2 .40%
		$3,781		TOTAL NET ASSETS		100.00%

Toys, Games & Hobbies - 0.11%
Hasbro Inc	1,095	60
Mattel Inc	2,603	124
		$184

Transportation - 0.69%
CH Robinson Worldwide Inc	553	32
CSX Corp	2,436	70
Expeditors International of Washington Inc	600	26
FedEx Corp	2,210	318
Norfolk Southern Corp	742	69
Union Pacific Corp	1,709	287
United Parcel Service Inc	2,987	314
		$1,116
TOTAL COMMON STOCKS		$157,624

See accompanying notes

83

Schedule of Investments
LargeCap Blend Account II
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	31	$2,742		$2,854	$112
Total						$112
Amounts in thousands except contracts

See accompanying notes

84

Schedule of Investments
LargeCap Growth Account
December 31, 2013

COMMON STOCKS - 98.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 1.97%				Internet (continued)
Boeing Co/The	14,579	$1,990		Facebook Inc (a)	24,782	$1,355
				Google Inc (a)	2,926	3,279
				LinkedIn Corp (a)	7,011	1,520
Airlines - 1.92%				priceline.com Inc (a)	458	533
Delta Air Lines Inc	70,414	1,934		Splunk Inc (a)	9,814	674
				Yelp Inc (a)	11,041	761
Apparel - 4.64%						$10,571
Michael Kors Holdings Ltd (a)	20,226	1,642
Nike Inc	38,674	3,042		Lodging - 2.60%
		$4,684		Las Vegas Sands Corp	33,306	2,627

Automobile Manufacturers - 2.06%				Media- 2.86%
General Motors Co	50,829	2,077		Comcast Corp - Class A	41,131	2,137
				Sirius XM Holdings Inc (a)	212,750	743
Automobile Parts & Equipment - 1.53%						$2,880

Johnson Controls Inc	30,175	1,548		Oil & Gas - 5.78%
				Noble Energy Inc	29,398	2,003
Banks - 0.99%				Occidental Petroleum Corp	14,029	1,334
Morgan Stanley	31,800	997		Pioneer Natural Resources Co	13,523	2,489
						$5,826

Biotechnology - 8.77%				Oil & Gas Services - 1.96%
Biogen Idec Inc (a)	13,624	3,811		Halliburton Co	38,863	1,972
Gilead Sciences Inc (a)	51,065	3,838
Regeneron Pharmaceuticals Inc (a)	4,356	1,199
		$8,848		Pharmaceuticals - 9.28%
				Actavis PLC (a)	11,113	1,867
Building Materials - 1.51%				Allergan Inc/United States	3,700	411
Masco Corp	66,859	1,522		Bristol-Myers Squibb Co	19,600	1,042
				McKesson Corp	6,873	1,109
Chemicals - 3.08%				Pfizer Inc	63,065	1,932
				Pharmacyclics Inc (a)	7,900	836
LyondellBasell Industries NV	12,967	1,041		Valeant Pharmaceuticals International Inc (a)	18,409	2,161
PPG Industries Inc	10,906	2,068
		$3,109				$9,358

Commercial Services - 5.37%				Retail - 4.78%
FleetCor Technologies Inc (a)	10,607	1,243		Home Depot Inc/The	25,615	2,109
Hertz Global Holdings Inc (a)	49,209	1,408		Starbucks Corp	34,544	2,708
MasterCard Inc	3,307	2,763				$4,817
		$5,414		Semiconductors - 3.36%
				Cree Inc (a)	16,253	1,017
Computers - 4.87%				Lam Research Corp (a)	13,579	739
Apple Inc	8,746	4,908		Qualcomm Inc	21,993	1,633
						$3,389
Cosmetics & Personal Care - 3.45%
Estee Lauder Cos Inc/The	21,494	1,619		Software - 1.38%
Procter & Gamble Co/The	22,910	1,865		ServiceNow Inc (a)	11,853	664
				Workday Inc (a)	8,791	731
		$3,484
						$1,395
Diversified Financial Services - 8.64%
American Express Co	12,000	1,089		Telecommunications - 1.36%
CME Group Inc/IL	12,700	996		Crown Castle International Corp (a)	18,661	1,370
Discover Financial Services	42,210	2,362
Ocwen Financial Corp (a)	10,800	599		Transportation - 1.65%
SLM Corp	56,172	1,476		Canadian Pacific Railway Ltd	11,013	1,667
Visa Inc	9,853	2,194
		$8,716		TOTAL COMMON STOCKS		$99,129
Food - 0.93%					Maturity
Safeway Inc	28,700	935		REPURCHASE AGREEMENTS - 0.69%	Amount (000's)	Value(000	's)
				Banks- 0.69%
Healthcare - Products - 2.02%				Investment in Joint Trading Account; Barclays $	194	$194
Boston Scientific Corp (a)	80,564	968		Bank PLC Repurchase Agreement; 0.01%
St Jude Medical Inc	17,200	1,066		dated 12/31/2013 maturing 01/02/2014
		$2,034		(collateralized by US Government
				Securities; $197,815; 0.63% - 0.75%; dated
Home Furnishings - 1.05%				05/31/17 - 02/28/18)
Whirlpool Corp	6,741	1,057

Internet - 10.48%
Amazon.com Inc (a)	6,142	2,449

See accompanying notes

85

Schedule of Investments LargeCap Growth Account December 31, 2013

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Credit	$194	$194
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $197,815; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	89	89
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $90,430; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	222	221
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $226,074; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$698
TOTAL REPURCHASE AGREEMENTS		$698
Total Investments		$99,827
Other Assets in Excess of Liabilities, Net - 1.02%		$1,025
TOTAL NET ASSETS - 100.00%		$100,852

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		29 .82%
Consumer, Cyclical		18 .58%
Communications		14 .70%
Financial		10 .32%
Technology		9.61%
Energy		7 .74%
Industrial		5 .13%
Basic Materials		3 .08%
Other Assets in Excess of Liabilities, Net		1 .02%
TOTAL NET ASSETS		100.00%

See accompanying notes

86

Schedule of Investments
MidCap Account
December 31, 2013

COMMON STOCKS - 99.89%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 1.39%					Healthcare - Services - 1.54%
Lamar Advertising Co (a)	176,702		$9,233		Laboratory Corp of America Holdings (a)	112,234		$10,255

Aerospace & Defense - 0.43%					Holding Companies - Diversified - 1.54%
Rockwell Collins Inc	38,890		2,875		Leucadia National Corp	361,652		10,249

Banks - 2.59%					Insurance - 12.87%
BankUnited Inc	44,217		1,456		Alleghany Corp (a)	8,524		3,409
CIT Group Inc	159,703		8,325		Aon PLC	147,742		12,394
M&T Bank Corp	63,790		7,426		Arch Capital Group Ltd (a)	73,140		4,366
			$17,207		Brown & Brown Inc	284,864		8,942
					Fairfax Financial Holdings Ltd	4,750		1,896
Beverages - 1.01%					Fidelity National Financial Inc	201,636		6,543
Beam Inc	98,638		6,713		Loews Corp	316,015		15,244
					Markel Corp (a)	27,769		16,116
Building Materials - 0.88%					Progressive Corp/The	227,091		6,193
Martin Marietta Materials Inc	58,766		5,873		White Mountains Insurance Group Ltd	10,285		6,203
					Willis Group Holdings PLC	95,381		4,274

Chemicals - 2.75%								$85,580
Airgas Inc	71,348		7,980		Internet - 4.98%
Ashland Inc	72,889		7,073		Liberty Interactive Corp (a)	479,869		14,084
Ecolab Inc	30,993		3,232		Liberty Ventures (a)	40,100		4,916
			$18,285		VeriSign Inc (a)	235,726		14,092

Commercial Services - 7.12%								$33,092
ADT Corp/The	189,593		7,673		Lodging - 0.68%
Ascent Capital Group Inc (a)	48,458		4,146		Wynn Resorts Ltd	23,285		4,522
KAR Auction Services Inc	254,829		7,530
Live Nation Entertainment Inc (a)	223,505		4,417
					Media - 7.88%
Macquarie Infrastructure Co LLC	77,880		4,239		Discovery Communications Inc - C Shares (a)	139,087		11,664
McGraw Hill Financial Inc	73,587		5,755		FactSet Research Systems Inc	27,917		3,031
Moody's Corp	133,012		10,437		Liberty Global PLC - A Shares (a)	106,360		9,465
Robert Half International Inc	74,836		3,142		Liberty Global PLC - C Shares (a)	65,365		5,512
			$47,339		Liberty Media Corp (a)	130,145		19,060
Computers - 0.89%					Starz (a)	84,591		2,473
MICROS Systems Inc (a)	102,755		5,895		Tribune Co (a)	15,897		1,230
								$52,435

Distribution & Wholesale - 1.51%					Mining - 0.40%
Fastenal Co	98,655		4,687		Franco-Nevada Corp	65,461		2,668
WW Grainger Inc	20,843		5,324

			$10,011		Miscellaneous Manufacturing - 0.60%
Diversified Financial Services - 2.99%					Colfax Corp (a)	24,000		1,529
Charles Schwab Corp/The	344,184		8,949		Donaldson Co Inc	55,924		2,430
LPL Financial Holdings Inc	133,656		6,286					$3,959

SLM Corp	177,356		4,661		Oil & Gas - 3.12%
			$19,896		Cimarex Energy Co	58,292		6,115
Electric - 1.28%					EOG Resources Inc	43,905		7,369
Brookfield Infrastructure Partners LP	117,482		4,608		Hess Corp	87,259		7,243
Brookfield Renewable Energy Partners LP/CA	17,975		470					$20,727
Calpine Corp (a)	177,783		3,468
					Pharmaceuticals - 2.57%
			$8,546		Mead Johnson Nutrition Co	44,068		3,691
Electronics - 3.30%					Valeant Pharmaceuticals International Inc (a)	114,034		13,388
Gentex Corp/MI	281,430		9,284					$17,079
Sensata Technologies Holding NV (a)	127,923		4,960
Tyco International Ltd	188,171		7,723		Pipelines - 3.43%
					Kinder Morgan Inc/DE	266,362		9,589
			$21,967		Kinder Morgan Inc/DE - Warrants (a)	92,299		375
Gas - 0.39%					Williams Cos Inc/The	333,714		12,871
National Fuel Gas Co	36,699		2,620					$22,835

					Private Equity - 0.66%
Healthcare - Products - 3.24%					Onex Corp	81,751		4,411
Becton Dickinson and Co	64,036		7,075
CR Bard Inc	62,250		8,338
DENTSPLY International Inc	126,118		6,114		Real Estate - 5.56%
					Brookfield Asset Management Inc	519,318		20,165
			$21,527		Brookfield Property Partners LP	31,695		632
					CBRE Group Inc (a)	240,723		6,331
					Forest City Enterprises Inc (a)	326,981		6,245

See accompanying notes

87

Schedule of Investments
MidCap Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate (continued)				(continued)	Amount (000's)	Value	(000	's)
Howard Hughes Corp/The (a)	30,047	$3,609		Banks (continued)
		$36,982		Investment in Joint Trading Account; Merrill	$54		$54
				Lynch Repurchase Agreement; 0.01%
REITS- 0.65%				dated 12/31/2013 maturing 01/02/2014
General Growth Properties Inc	216,410	4,343		(collateralized by US Government
				Securities; $55,477; 0.00% - 7.13%; dated
Retail - 12.01%				01/02/14 - 09/15/39)
AutoZone Inc (a)	20,694	9,890					$171
Burger King Worldwide Inc	347,691	7,948		TOTAL REPURCHASE AGREEMENTS			$171
CarMax Inc (a)	135,428	6,368		Total Investments			$664,499
Copart Inc (a)	238,140	8,728		Other Assets in Excess of Liabilities, Net - 0.08%			$499
Dollar General Corp (a)	140,313	8,464		TOTAL NET ASSETS - 100.00%			$664,998
O'Reilly Automotive Inc (a)	158,858	20,446
TJX Cos Inc	283,239	18,051
		$79,895		(a) Non-Income Producing Security

Semiconductors - 1.48%
Microchip Technology Inc	220,721	9,877
				Portfolio Summary (unaudited)
				Sector			Percent
Software - 3.27%				Financial			25 .35%
Fidelity National Information Services Inc	188,913	10,141		Communications			19 .34%
Intuit Inc	118,743	9,063		Consumer, Non-cyclical			15 .48%
MSCI Inc (a)	57,852	2,529
				Consumer, Cyclical			15 .45%
		$21,733		Energy			6 .55%
Telecommunications - 5.09%				Industrial			5 .75%
Crown Castle International Corp (a)	166,383	12,218		Technology			5.64%
EchoStar Corp (a)	112,347	5,586		Basic Materials			3 .15%
Motorola Solutions Inc	173,617	11,719		Utilities			1 .67%
SBA Communications Corp (a)	47,921	4,305		Diversified			1 .54%
		$33,828		Other Assets in Excess of Liabilities, Net			0.08%
				TOTAL NET ASSETS			100.00%
Textiles - 1.25%
Mohawk Industries Inc (a)	55,694	8,293

Transportation - 0.54%
Expeditors International of Washington Inc	80,848	3,578

TOTAL COMMON STOCKS		$664,328
	Maturity
REPURCHASE AGREEMENTS - 0.03% Amount (000's)		Value(000	's)

Banks- 0.03%
Investment in Joint Trading Account; Barclays $	48	$48
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $48,542; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	48	47
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $48,542; 0.00% - 11.25%; dated
02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	22	22
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $22,190; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes

88

Schedule of Investments
Money Market Account
December 31, 2013

INVESTMENT COMPANIES - 5.04%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 5.04%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	5,310,000	$5,310		Other Asset Backed Securities (continued)
Portfolio				GE Equipment Midticket LLC Series 2013-1
DWS Money Market Series	3,880,000	3,880		0.23%, 09/22/2014(a)	$1,044		$1,044
STIT - Liquid Assets Portfolio	5,120,000	5,120		GE Equipment Small Ticket LLC Series 2013-
		$14,310		1
TOTAL INVESTMENT COMPANIES		$14,310		0.23%, 08/25/2014(a),(b)	941		941
	Principal			GE Equipment Transportation LLC Series
BONDS- 8.94%	Amount (000's)	Value(000	's)	2013-2
				0.26%, 10/24/2014(a)	1,198		1,198
Automobile Asset Backed Securities - 3.98%				John Deere Owner Trust 2013-B
AmeriCredit Automobile Receivables Trust				0.25%, 09/26/2014(a)	1,169		1,169
2013-5				MMAF Equipment Finance LLC 2013-A
0.25%, 12/05/2014(a)	$1,321	$1,321		0.28%, 09/05/2014(a),(b)	621		620
ARI Fleet Lease Trust 2013-A				Volvo Financial Equipment LLC Series 2013-
0.26%, 04/15/2014(a),(b)	259	259		1
BMW Vehicle Owner Trust 2013-A				0.26%, 04/15/2014(a),(b)	155		155
0.23%, 10/27/2014(a)	740	740
							$6,272
CarMax Auto Owner Trust 2013-3				TOTAL BONDS			$25,385
0.23%, 08/15/2014(a)	511	511
					Principal
Chrysler Capital Auto Receivables Trust 2013-				MUNICIPAL BONDS - 9.07%	Amount (000's)	Value	(000	's)
A
0.29%, 11/17/2014(a),(b)	973	973		California - 0.26%
Enterprise Fleet Financing LLC				California Statewide Communities
0.29%, 08/20/2014(a),(b)	670	670		Development Authority (credit support from
Ford Credit Auto Lease Trust 2013-B				Fannie Mae)
0.26%, 11/15/2014(b)	795	795		0.15%, 01/08/2014(d)	$750		$750
Ford Credit Auto Owner Trust 2013-D
0.24%, 12/15/2014(b)	711	711
Honda Auto Receivables 2013-2 Owner Trust				Colorado - 0.91%
0.24%, 05/16/2014(a)	109	109		City of Colorado Springs CO Utilities System
M&T Bank Auto Receivables Trust 2013-1				Revenue (credit support from Bank of
0.25%, 09/15/2014 (a),(b)	696	696		America)
				0.17%, 01/08/2014(d)	1,600		1,600
Mercedes-Benz Auto Lease Trust 2013-A
0.27%, 05/15/2014(a)	311	311		Colorado Housing & Finance
Mercedes-Benz Auto Receivables Trust 2013-				Authority (credit support from Federal Home
				Loan Bank)
1				0.10%, 01/08/2014(a),(d)	1,000		1,000
0.22%, 08/15/2014(a)	342	342
Nissan Auto Lease 2013-A							$2,600
0.23%, 06/16/2014(a)	87	87		Illinois - 0.46%
Nissan Auto Receivables 2013-B Owner				City of Chicago IL Midway Airport
Trust				Revenue (credit support from JP Morgan
0.21%, 08/15/2014(a)	253	253		Chase Bank)
Porsche Innovative Lease Owner Trust				0.08%, 01/08/2014(a),(d)	1,000		1,000
0.23%, 11/24/2014(a),(b)	1,241	1,241		Memorial Health System/IL (credit support
Santander Drive Auto Receivables Trust 2013-				from JP Morgan Chase & Co)
5				0.08%, 01/08/2014(d)	300		300
0.26%, 11/17/2014	1,064	1,064					$1,300
Volkswagen Auto Lease Trust 2013-A
0.23%, 08/15/2014(a)	327	327		Indiana - 0.14%
World Omni Auto Receivables Trust 2013-B				Ball State University Foundation Inc (credit
0.24%, 11/17/2014(a)	903	903		support from US Bank)
				0.10%, 01/02/2014(d)	400		400
		$11,313

Banks- 1.34%
JP Morgan Chase Bank NA				Iowa- 0.28%
0.36%, 12/21/2014(a)	2,000	2,000		Iowa Finance Authority (credit support from
Wells Fargo Bank NA				FHLB 100%, Fannie Mae 78.25% and Ginnie
0.35%, 01/22/2015(a)	1,800	1,800		Mae 21.75%)
				0.10%, 01/08/2014(d)	800		800
		$3,800

Diversified Financial Services - 0.70%
MetLife Inc				Minnesota - 0.60%
0.34%, 08/15/2014(a),(c)	2,000	2,000		Minnesota Housing Finance Agency (credit
				support from State Street Bank & Trust)
				0.17%, 01/08/2014(d)	1,700		1,700
Insurance - 0.71%
New York Life Global
0.23%, 07/25/2014(a),(c)	2,000	2,000		New Mexico - 0.45%
				City of Las Cruces NM (credit support from
				Wells Fargo)
Other Asset Backed Securities - 2.21%				0.17%, 01/08/2014(d)	100		100
CIT Equipment Collateral
0.30%, 11/20/2014(b)	1,145	1,145

See accompanying notes

89

Schedule of Investments
Money Market Account
December 31, 2013

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)

New Mexico (continued)				Automobile Manufacturers (continued)
Village of Los Lunas NM (credit support from				Toyota Motor Credit Corp (continued)
Wells Fargo)				0.22%, 05/20/2014	$2,300		$2,298
0.22%, 01/08/2014(d)	$1,200	$1,200		0.26%, 01/14/2014	2,200		2,200
		$1,300					$6,497

New York - 3.93%				Banks- 23.47%
Housing Development Corp/NY (credit				Bank of Nova Scotia/New York
support from Fannie Mae)				0.17%, 03/31/2014	2,400		2,399
0.09%, 01/08/2014(d)	2,350	2,350		0.18%, 04/02/2014	2,300		2,299
Housing Development Corp/NY (credit				Bank of Tokyo-Mitsubishi UFJ Ltd/New York
support from Freddie Mac)				NY
0.09%, 01/08/2014(d)	1,420	1,420		0.10%, 01/08/2014	2,000		2,000
Housing Development Corp/NY (credit				0.17%, 01/17/2014	2,300		2,300
support from Landesbank Hessen Thueringen)				0.20%, 03/26/2014	2,300		2,299
0.10%, 01/08/2014(d)	1,900	1,900		Commonwealth Bank of Australia
New York State Housing Finance				0.15%, 02/21/2014(b),(e)	2,000		2,000
Agency (credit support from Fannie Mae)				Credit Suisse/New York NY
0.10%, 01/08/2014(d)	900	900		0.21%, 04/03/2014	2,000		1,999
0.13%, 01/08/2014(d)	1,560	1,560		0.21%, 04/04/2014	2,000		1,999
0.25%, 01/08/2014(d)	1,700	1,700		0.21%, 04/23/2014	1,500		1,499
New York State Housing Finance				DBS Bank Ltd
Agency (credit support from Freddie Mac)				0.23%, 02/12/2014(b),(e)	2,000		1,999
0.10%, 01/08/2014(d)	1,300	1,300		Manhattan Asset Funding Co LLC
		$11,130		0.18%, 01/21/2014(b)	2,100		2,100
				0.18%, 01/22/2014(b)	2,000		2,000
North Carolina - 0.42%				0.18%, 02/20/2014(b)	2,500		2,499
City of Raleigh NC (credit support from				Mizuho Funding LLC (credit support from
Wachovia Bank NA)				Mizuho Corp Bank Ltd)
0.17%, 01/08/2014(d)	840	840		0.21%, 02/24/2014(b),(d)	2,000		1,999
Rowan County Industrial Facilities & Pollution				0.23%, 01/22/2014(b),(d)	2,000		2,000
Control Financing Authority (credit support				Nordea Bank AB
from Wells Fargo)				0.19%, 04/09/2014(b),(e)	1,900		1,899
0.22%, 01/08/2014(d)	330	330		0.19%, 04/28/2014(b),(e)	2,000		1,999
		$1,170		0.24%, 01/06/2014(b),(e)	2,000		2,000
Ohio- 0.35%				Oversea-Chinese Banking Corp Ltd
Ohio Higher Educational Facility				0.18%, 03/18/2014(e)	2,100		2,099
Commission (credit support from US Bank)				0.19%, 01/07/2014(e)	2,000		2,000
0.16%, 01/08/2014(d)	1,000	1,000		0.21%, 04/10/2014(e)	2,000		1,999
				Skandinaviska Enskilda Banken AB
				0.12%, 02/05/2014(b),(e)	2,000		2,000
Pennsylvania - 0.30%				0.20%, 04/01/2014(b),(e)	1,200		1,199
Luzerne County Industrial Development				Societe Generale North America Inc (credit
Authority (credit support from Wells Fargo)				support from Societe Generale)
0.22%, 01/08/2014(d)	865	865		0.20%, 01/31/2014(d)	2,000		2,000
				Standard Chartered Bank/New York
Rhode Island - 0.25%				0.16%, 04/11/2014(b)	1,500		1,499
Rhode Island Student Loan Authority (credit				0.17%, 03/10/2014(b)	2,000		1,999
support from State Street Bank & Trust)				Sumitomo Mitsui Banking Corp
0.12%, 01/08/2014(d)	700	700		0.20%, 01/22/2014(b),(e)	2,000		2,000
				0.20%, 03/05/2014(b),(e)	2,000		1,999
				0.21%, 02/04/2014(b),(e)	2,100		2,100
Texas- 0.56%				Union Bank NA
South Central Texas Industrial Development				0.18%, 03/07/2014	2,300		2,299
Corp (credit support from JP Morgan Chase &				0.18%, 03/19/2014	2,000		1,999
Co)				0.20%, 04/23/2014	2,000		1,999
0.12%, 01/08/2014(d)	1,600	1,600		Westpac Banking Corp
				0.14%, 03/26/2014(b),(e)	2,200		2,199
Washington - 0.16%							$66,679
Washington State Housing Finance				Beverages - 1.66%
Commission (credit support from Bank of				Anheuser-Busch InBev Worldwide Inc (credit
America)				support from Anheuser-Busch InBev SA/NV
0.17%, 01/08/2014(d)	445	445
				Anheuser-Busch Companies, Inc., BrandBrew
				S.A., Cobrew NV/SA)
TOTAL MUNICIPAL BONDS		$25,760		0.18%, 02/14/2014(b),(d)	920		920
	Principal			0.19%, 02/26/2014(b),(d)	2,300		2,299
COMMERCIAL PAPER - 70.92%	Amount (000's)	Value(000	's)	Brown-Forman Corp
Automobile Manufacturers - 2.29%				0.14%, 01/10/2014(b)	1,500		1,500
Toyota Motor Credit Corp							$4,719
0.15%, 03/31/2014	$2,000	$1,999

See accompanying notes

90

Schedule of Investments
Money Market Account
December 31, 2013

	Principal					Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)	COMMERCIAL PAPER (continued)	Amount (000's) Value (000's)

Consumer Products - 1.02%					Diversified Financial Services (continued)
Reckitt Benckiser Treasury Services					Rabobank USA Financial Corp (credit support
PLC (credit support from Reckitt Benckiser					from Rabobank Nederland)
Group)					0.24%, 04/22/2014(d)	$2,000	$1,998
0.19%, 05/21/2014(b),(d)	$1,500		$1,499		Regency Markets No. 1 LLC
0.25%, 01/17/2014(b),(d)	1,400		1,400		0.13%, 01/16/2014(b)	1,000	1,000
			$2,899		0.14%, 01/21/2014(b)	1,700	1,700
					0.14%, 01/27/2014(b)	2,000	2,000
Diversified Financial Services - 29.84%					Sheffield Receivables Corp
Alpine Securitization Corp					0.13%, 01/29/2014(b)	1,000	1,000
0.12%, 01/27/2014(b)	2,000		2,000		0.16%, 02/19/2014(b)	1,500	1,500
0.17%, 01/08/2014(b)	2,000		2,000		0.18%, 03/13/2014(b)	1,500	1,499
0.17%, 03/26/2014(b)	1,500		1,499		0.18%, 03/19/2014(b)	1,000	1,000
AXA Financial Inc (credit support from AXA					0.22%, 01/23/2014(b)	1,500	1,500
SA)					Thunder Bay Funding LLC
0.30%, 01/03/2014(b),(d)	495		495		0.15%, 03/27/2014(b)	2,000	1,999
BNP Paribas Finance Inc (credit support from							$84,779
BNP Paribas)
0.21%, 02/05/2014(d)	2,000		1,999		Electric - 4.19%
0.22%, 02/25/2014(d)	2,000		1,999		GDF Suez
CAFCO LLC					0.19%, 01/09/2014(b)	1,800	1,800
0.15%, 02/10/2014(b)	1,500		1,500		0.19%, 01/31/2014(b)	1,000	1,000
Collateralized Commercial Paper Co LLC					0.20%, 01/30/2014(b)	2,000	2,000
0.16%, 01/23/2014	1,500		1,500		0.20%, 02/06/2014(b)	2,000	1,999
Collateralized Commercial Paper II Co LLC					Oglethorpe Power Corp
0.15%, 02/12/2014(b)	1,300		1,300		0.15%, 01/21/2014(b)	2,000	2,000
0.24%, 03/03/2014(b)	1,500		1,499		0.16%, 01/07/2014(b)	2,000	2,000
0.24%, 03/06/2014(b)	2,000		1,999		Southern Co Funding Corp
CRC Funding LLC					0.16%, 01/09/2014(b)	1,100	1,100
0.14%, 02/07/2014(b)	2,000		2,000				$11,899
0.18%, 03/05/2014(b)	2,000		1,999
Dealer Capital Access Trust Inc					Food- 0.46%
0.25%, 02/04/2014	2,000		1,999		Sysco Corp
					0.17%, 01/10/2014(b)	1,300	1,300
0.26%, 01/29/2014	2,000		2,000
0.30%, 02/20/2014	2,000		1,999
Fairway Finance LLC					Insurance - 2.01%
0.15%, 01/03/2014(b)	2,000		2,000		Prudential Funding LLC (credit support from
0.15%, 02/12/2014(b)	2,200		2,200		Prudential Financial Inc)
0.19%, 01/13/2014(b)	1,800		1,800		0.06%, 01/02/2014(d)	1,700	1,700
FCAR Owner Trust					Prudential PLC
0.19%, 02/04/2014	2,200		2,200		0.18%, 02/20/2014(b)	2,000	1,999
Gemini Securitization Corp LLC					0.22%, 01/08/2014(b)	2,000	2,000
0.20%, 03/10/2014(b)	2,000		1,999				$5,699
0.21%, 01/06/2014(b)	2,000		2,000
Gotham Funding Corp					Oil & Gas - 1.76%
0.15%, 01/14/2014(b)	2,000		2,000		Exxon Mobil Corp
0.16%, 01/02/2014(b)	1,700		1,700		0.03%, 01/02/2014	5,000	5,000
0.16%, 01/24/2014(b)	1,400		1,400
0.16%, 02/11/2014(b)	1,700		1,700		Pharmaceuticals - 1.76%
ING US Funding LLC (credit support from					Novartis Finance Corp (credit support from
ING Bank)					Novartis AG)
0.17%, 02/11/2014(d)	1,900		1,900		0.04%, 01/02/2014(b),(d)	5,000	5,000
0.19%, 02/18/2014(d)	2,000		1,999
JP Morgan Securities LLC
0.27%, 05/19/2014	1,300		1,299		Retail - 1.76%
Liberty Street Funding LLC					Army & Air Force Exchange Service/The
0.13%, 01/03/2014(b)	4,100		4,100		0.05%, 01/02/2014(b)	5,000	5,000
0.17%, 03/12/2014(b)	2,000		1,999
National Rural Utilities Cooperative Finance					Supranational Bank - 0.70%
Corp					Corp Andina de Fomento
0.07%, 01/02/2014	1,800		1,800		0.25%, 01/06/2014(b)	2,000	2,000
0.08%, 02/10/2014	2,200		2,200
Nieuw Amsterdam Receivables Corp					TOTAL COMMERCIAL PAPER		$201,471
0.13%, 01/02/2014(b)	2,000		2,000
0.13%, 01/02/2014(b)	2,000		2,000			Principal
0.17%, 01/16/2014(b)	2,000		2,000		CERTIFICATE OF DEPOSIT - 2.71%	Amount (000's) Value (000's)
PACCAR Financial Corp (credit support from					Banks- 2.71%
PACCAR Inc)					Bank of America NA
0.20%, 01/15/2014(d)	1,500		1,500		0.19%, 03/14/2014	2,200	2,200
					0.23%, 01/16/2014	2,100	2,100

See accompanying notes

91

Schedule of Investments
Money Market Account
December 31, 2013

	Principal
CERTIFICATE OF DEPOSIT (continued)	Amount (000's)	Value(000	's)

Banks (continued)
Bank of Nova Scotia/Houston
0.35%, 01/09/2015(a),(e)	$1,400	$1,400
Citibank NA
0.17%, 02/19/2014	2,000	2,000
		$7,700
TOTAL CERTIFICATE OF DEPOSIT		$7,700
	Maturity
REPURCHASE AGREEMENTS - 2.81%	Amount (000's)	Value(000	's)

Banks- 2.81%
Deutsche Bank Repurchase Agreement; 0.02% $	8,000	$8,000
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $8,160,000; 0.00% - 5.36%;
dated 07/15/14 - 10/15/20)

TOTAL REPURCHASE AGREEMENTS		$8,000
Total Investments		$282,626
Other Assets in Excess of Liabilities, Net - 0.51%		$1,441
TOTAL NET ASSETS - 100.00%		$284,067

(a)	Variable Rate. Rate shown is in effect at December 31, 2013.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $138,899 or 48.90% of net assets.
(c)	Security is Illiquid
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	63 .59%
Insured	9 .07%
Asset Backed Securities	6 .19%
Exchange Traded Funds	5 .04%
Consumer, Non-cyclical	4 .90%
Utilities	4 .19%
Consumer, Cyclical	4 .05%
Energy	1 .76%
Government	0 .70%
Other Assets in Excess of Liabilities, Net	0 .51%
TOTAL NET ASSETS	100.00%

See accompanying notes

92

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS - 98.07%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.40%			Consumer Products - 1.35%
Boeing Co/The	4,219	$576	Kimberly-Clark Corp	1,277		$133
Northrop Grumman Corp	1,560	179	Tupperware Brands Corp	2,344		222
Teledyne Technologies Inc (a)	1,812	166	WD-40 Co	2,184		163
		$921				$518

Airlines - 0.64%			Cosmetics & Personal Care - 0.92%
Alaska Air Group Inc	2,405	177	Procter & Gamble Co/The	4,335		353
Cathay Pacific Airways Ltd ADR	6,783	71

		$248	Distribution & Wholesale - 0.50%
Apparel - 1.51%			Pool Corp	3,330		194
Nike Inc	7,373	580
			Diversified Financial Services - 3.43%
Automobile Manufacturers - 1.02%			Ameriprise Financial Inc	1,411		162
Nissan Motor Co Ltd ADR	2,266	38	Charles Schwab Corp/The	16,636		433
PACCAR Inc	6,011	356	Franklin Resources Inc	9,083		524
		$394	T Rowe Price Group Inc	2,365		198
						$1,317
Automobile Parts & Equipment - 1.32%
Autoliv Inc	1,805	166	Electric - 0.90%
Johnson Controls Inc	6,637	340	Duke Energy Corp	2,025		140
		$506	Edison International	3,328		154
			Xcel Energy Inc	1,947		54
Banks - 7.00%						$348
City National Corp/CA	2,314	183
East West Bancorp Inc	5,036	176	Electronics - 2.07%
Goldman Sachs Group Inc/The	1,043	185	Electro Scientific Industries Inc	595		6
JP Morgan Chase & Co	8,469	495	FEI Co	1,400		125
PNC Financial Services Group Inc/The	1,710	133	FLIR Systems Inc	1,780		54
State Street Corp	2,915	214	Thermo Fisher Scientific Inc	2,179		243
SVB Financial Group (a)	1,925	202	Trimble Navigation Ltd (a)	4,531		157
US Bancorp/MN	9,132	369	Waters Corp (a)	2,098		210
Wells Fargo & Co	16,125	732				$795

		$2,689	Engineering & Construction - 0.78%
Beverages - 1.88%			Granite Construction Inc	2,464		86
AMBEV SA ADR	10,980	81	Jacobs Engineering Group Inc (a)	3,417		215
Brown-Forman Corp	2,078	157				$301

Coca-Cola Co/The	5,903	244	Environmental Control - 0.63%
Coca-Cola HBC AG ADR	1,557	45	Darling International Inc (a)	2,120		44
PepsiCo Inc	2,335	194	Energy Recovery Inc (a)	1,377		8
		$721	Waste Connections Inc	4,408		192
Biotechnology - 1.18%						$244
Gilead Sciences Inc (a)	6,033	453
			Food - 1.94%
			Dairy Farm International Holdings Ltd ADR	3,386		160
Building Materials - 0.54%			General Mills Inc	4,443		222
Apogee Enterprises Inc	4,048	145	Kroger Co/The	6,362		251
Simpson Manufacturing Co Inc	1,681	62	McCormick & Co Inc/MD	1,650		114
		$207				$747

Chemicals - 3.04%			Gas - 1.53%
Axiall Corp	1,976	94	Sempra Energy	6,562		589
EI du Pont de Nemours & Co	4,045	263

FMC Corp	2,707	204	Healthcare - Products - 1.67%
International Flavors & Fragrances Inc	2,501	215	Becton Dickinson and Co	1,951		215
PPG Industries Inc	1,125	213	Edwards Lifesciences Corp (a)	753		49
Sigma-Aldrich Corp	1,927	181	Medtronic Inc	1,772		102
		$1,170	Techne Corp	1,444		137
Commercial Services - 1.47%			Varian Medical Systems Inc (a)	1,777		138
Hertz Global Holdings Inc (a)	10,150	291				$641
Robert Half International Inc	2,480	104
TrueBlue Inc (a)	5,162	133	Healthcare - Services - 1.05%
			DaVita HealthCare Partners Inc (a)	3,109		197
Weight Watchers International Inc	1,119	37	Universal Health Services Inc	2,548		207
		$565				$404
Computers - 4.71%
Apple Inc	1,898	1,065	Insurance - 2.92%
			ACE Ltd	2,371		245
EMC Corp/MA	10,307	259	Fidelity National Financial Inc	5,175		168
International Business Machines Corp	2,233	419
Teradata Corp (a)	1,441	66	HCC Insurance Holdings Inc	6,090		281
			MetLife Inc	3,185		172
		$1,809	StanCorp Financial Group Inc	887		59

See accompanying notes

93

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	6,240	$199	McKesson Corp	3,342		$539
		$1,124	Teva Pharmaceutical Industries Ltd ADR	2,304		92
			VCA Antech Inc (a)	3,317		104
Internet - 3.24%						$2,434
Amazon.com Inc (a)	948	378
eBay Inc (a)	5,012	275	REITS - 2.63%
Google Inc (a)	527	591	Alexandria Real Estate Equities Inc	2,793		178
		$1,244	Annaly Capital Management Inc	2,445		24
			Essex Property Trust Inc	853		122
Iron & Steel - 1.09%			HCP Inc	5,413		197
Reliance Steel & Aluminum Co	3,199	243	Plum Creek Timber Co Inc	1,746		81
Schnitzer Steel Industries Inc	5,458	178	Sabra Health Care REIT Inc	2,597		68
		$421	Ventas Inc	1,386		79
Leisure Products & Services - 0.59%			Weyerhaeuser Co	8,298		262
Carnival Corp	2,600	104				$1,011
Harley-Davidson Inc	1,789	124	Retail - 5.75%
		$228	Copart Inc (a)	6,581		241
Lodging - 0.11%			Costco Wholesale Corp	5,193		618
Red Lion Hotels Corp (a)	6,862	41	CVS Caremark Corp	3,480		249
			Home Depot Inc/The	2,659		219
			Nordstrom Inc	6,237		386
Machinery - Construction & Mining - 0.23%			Starbucks Corp	6,358		498
Caterpillar Inc	962	87				$2,211

			Savings & Loans - 0.70%
Machinery - Diversified - 0.97%			Washington Federal Inc	11,500		268
AGCO Corp	1,086	64
Deere & Co	3,394	310
		$374	Semiconductors - 3.53%
			Altera Corp	4,068		132
Media - 2.32%			Applied Materials Inc	9,373		166
Viacom Inc	3,614	316	Avago Technologies Ltd	2,683		142
Walt Disney Co/The	7,518	574	Intel Corp	8,709		226
		$890	Lam Research Corp (a)	3,301		180
Metal Fabrication & Hardware - 0.69%			Microchip Technology Inc	5,630		252
Precision Castparts Corp	983	265	Qualcomm Inc	2,854		212
			Supertex Inc (a)	1,882		47
						$1,357
Mining - 0.51%
Freeport-McMoRan Copper & Gold Inc	5,174	195	Software - 5.61%
			Actuate Corp (a)	6,378		49
			Adobe Systems Inc (a)	8,114		486
Miscellaneous Manufacturing - 2.13%			Autodesk Inc (a)	2,770		139
Aptargroup Inc	2,756	187	Informatica Corp (a)	2,372		98
Crane Co	2,553	171	Microsoft Corp	17,468		654
General Electric Co	16,475	462	Omnicell Inc (a)	3,556		91
		$820	Oracle Corp	12,036		461
			Tyler Technologies Inc (a)	1,752		179
Oil & Gas - 8.36%
Apache Corp	4,813	414				$2,157
Chevron Corp	6,432	804	Telecommunications - 3.19%
CNOOC Ltd ADR	60	11	AT&T Inc	10,285		362
Devon Energy Corp	4,079	252	China Mobile Ltd ADR	3,869		202
Energen Corp	2,305	163	Cisco Systems Inc	8,075		181
Exxon Mobil Corp	7,649	774	Corning Inc	9,368		167
HollyFrontier Corp	2,172	108	Polycom Inc (a)	5,714		64
Nabors Industries Ltd	4,588	78	Verizon Communications Inc	5,107		251
Occidental Petroleum Corp	4,955	471				$1,227
Total SA ADR	2,248	138
		$3,213	Toys, Games & Hobbies - 0.88%
			Hasbro Inc	2,337		129
Oil & Gas Services - 0.70%			Mattel Inc	4,396		209
Natural Gas Services Group Inc (a)	4,459	123
						$338
Schlumberger Ltd	1,630	147
		$270	Transportation - 1.63%
			Expeditors International of Washington Inc	7,687		340
Pharmaceuticals - 6.33%			Union Pacific Corp	1,708		287
Abbott Laboratories	4,855	186				$627
AbbVie Inc	5,234	277
Actavis PLC (a)	744	125	Trucking & Leasing - 0.30%
Allergan Inc/United States	4,295	477	Greenbrier Cos Inc/The (a)	3,524		116
Bristol-Myers Squibb Co	5,601	298
Johnson & Johnson	3,664	336

See accompanying notes

94

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value(000	's)

Water- 0.18%
California Water Service Group	2,957	$68

TOTAL COMMON STOCKS		$37,700
	Maturity
REPURCHASE AGREEMENTS - 1.04% Amount (000's)		Value(000	's)

Banks- 1.04%
Investment in Joint Trading Account; Barclays $	110	$110
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $112,631; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	111	111
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $112,631; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	51	51
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $51,489; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	126	126
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $128,721; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$398
TOTAL REPURCHASE AGREEMENTS		$398
Total Investments		$38,098
Other Assets in Excess of Liabilities, Net - 0.89%		$341
TOTAL NET ASSETS - 100.00%		$38,439

(a) Non-Income Producing Security

Portfolio Summary (unaudited)

Sector		Percent
Consumer, Non-cyclical		17 .78%
Financial		17 .71%
Technology		13 .85%
Industrial		12 .38%
Consumer, Cyclical		12 .32%
Energy		9 .06%
Communications		8 .75%
Basic Materials		4 .64%
Utilities		2 .62%
Other Assets in Excess of Liabilities, Net		0 .89%
TOTAL NET ASSETS		100.00%

See accompanying notes

95

Schedule of Investments
Real Estate Securities Account
December 31, 2013

COMMON STOCKS - 99.19%	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity

Healthcare - Services - 0.54%					(continued)	Amount (000's)	Value	(000	's)
Brookdale Senior Living Inc (a)	25,411		$691		Banks (continued)
					Investment in Joint Trading Account; Merrill	$65		$65
					Lynch Repurchase Agreement; 0.01%
Real Estate - 1.26%					dated 12/31/2013 maturing 01/02/2014
Jones Lang LaSalle Inc	15,900		1,628		(collateralized by US Government
					Securities; $65,929; 0.00% - 7.13%; dated
REITS - 97.39%					01/02/14 - 09/15/39)
Apartment Investment & Management Co	133,310		3,454					$204
AvalonBay Communities Inc	32,521		3,845		TOTAL REPURCHASE AGREEMENTS			$204
Boston Properties Inc	53,467		5,367		Total Investments			$128,036
BRE Properties Inc	41,022		2,244		Other Assets in Excess of Liabilities, Net - 0.65%			$836
Camden Property Trust	48,743		2,773		TOTAL NET ASSETS - 100.00%			$128,872
Corrections Corp of America	77,422		2,483
CubeSmart	122,600		1,954
DDR Corp	176,669		2,715		(a) Non-Income Producing Security
Duke Realty Corp	130,600		1,964
DuPont Fabros Technology Inc	39,226		969
EPR Properties	55,324		2,720
Equity One Inc	52,389		1,176		Portfolio Summary (unaudited)
Equity Residential	77,499		4,020		Sector			Percent
Essex Property Trust Inc	27,629		3,965		Financial			98 .81%
Extra Space Storage Inc	68,600		2,890		Consumer, Non-cyclical			0 .54%
Federal Realty Investment Trust	23,438		2,377		Other Assets in Excess of Liabilities, Net			0.65%
First Industrial Realty Trust Inc	227,877		3,976		TOTAL NET ASSETS			100.00%
General Growth Properties Inc	267,933		5,377
HCP Inc	66,669		2,421
Health Care REIT Inc	47,854		2,564
Host Hotels & Resorts Inc	317,427		6,171
Kilroy Realty Corp	38,936		1,954
LaSalle Hotel Properties	4,300		133
Medical Properties Trust Inc	62,100		759
Pebblebrook Hotel Trust	106,070		3,263
Pennsylvania Real Estate Investment Trust	56,500		1,072
Prologis Inc	201,593		7,449
Public Storage	28,862		4,344
Ramco-Gershenson Properties Trust	24,295		382
Saul Centers Inc	36,344		1,735
Senior Housing Properties Trust	64,121		1,425
Simon Property Group Inc	107,950		16,426
SL Green Realty Corp	62,750		5,797
Strategic Hotels & Resorts Inc (a)	210,807		1,992
Sunstone Hotel Investors Inc	147,852		1,981
Taubman Centers Inc	36,130		2,309
Ventas Inc	68,289		3,912
Vornado Realty Trust	58,063		5,155
			$125,513
TOTAL COMMON STOCKS			$127,832
	Maturity
REPURCHASE AGREEMENTS - 0.16% Amount (000's)		Value	(000	's)

Banks - 0.16%
Investment in Joint Trading Account; Barclays $	57		$57
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $57,688; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	57		56
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $57,688; 0.00% - 11.25%; dated
02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	26		26
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $26,372; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)

See accompanying notes

96

Schedule of Investments SAM Balanced Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.26%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 48.90%
Blue Chip Fund (a)	1,836,689	$26,026
Global Diversified Income Fund (a)	1,080,198	15,198
Global Multi-Strategy Fund (a)	3,397,919	36,867
Global Real Estate Securities Fund (a)	604,063	4,929
High Yield Fund (a)	2,591,428	20,006
International Emerging Markets Fund (a)	917,738	22,448
LargeCap Growth Fund (a)	7,204,809	78,172
LargeCap Growth Fund II (a)	2,595,560	26,189
LargeCap Value Fund (a)	8,277,492	106,366
Preferred Securities Fund (a)	1,223,447	12,014
Principal Capital Appreciation Fund (a)	1,259,930	68,490
SmallCap Growth Fund I (a)	2,064,659	29,298
SmallCap Value Fund II (a)	2,164,651	29,634
Small-MidCap Dividend Income Fund (a)	1,597,517	21,423
		$497,060

Principal Variable Contracts Funds, Inc. Class 1 - 51.36%
Bond & Mortgage Securities Account (a)	1,057,524	11,886
Diversified International Account (a)	6,419,617	95,460
Equity Income Account (a)	5,970,419	125,379
Government & High Quality Bond Account (a)	9,207,214	95,110
Income Account (a)	12,382,840	132,249
MidCap Account (a)	456,372	27,095
Short-Term Income Account (a)	13,477,315	34,906
		$522,085
TOTAL INVESTMENT COMPANIES		$1,019,145
Total Investments		$1,019,145
Liabilities in Excess of Other Assets, Net - (0.26)%		$(2,606)
TOTAL NET ASSETS - 100.00%		$1,016,539

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52 .94%
Fixed Income Funds		30 .12%
International Equity Funds		12 .08%
Specialty Funds		5 .12%
Liabilities in Excess of Other Assets, Net		(0 .26)%
TOTAL NET ASSETS		100.00%

See accompanying notes

97

Schedule of Investments
SAM Balanced Portfolio
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Blue Chip Fund	—	$—	1,902,254	$24,524	65,565	$894	1,836,689	$23,663
Bond & Mortgage Securities Account	52,766	617	1,035,146	12,281	30,388	347	1,057,524	12,535
Diversified International Account	6,452,409	73,876	554,496	7,520	587,288	8,185	6,419,617	72,436
Equity Income Account	7,671,414	90,522	226,684	4,314	1,927,679	36,970	5,970,419	68,176
Global Diversified Income Fund	988,573	13,133	172,935	2,416	81,310	1,147	1,080,198	14,413
Global Multi-Strategy Fund	2,283,521	23,066	1,136,697	12,112	22,299	234	3,397,919	34,946
Global Real Estate Securities Fund	1,269,530	9,377	41,477	343	706,944	6,024	604,063	4,407
Government & High Quality Bond	8,846,644	87,325	1,137,836	11,945	777,266	8,254	9,207,214	91,106
Account
High Yield Fund	2,465,685	16,683	392,624	3,064	266,881	2,102	2,591,428	17,668
Income Account	12,555,647	123,521	1,239,205	13,216	1,412,012	15,478	12,382,840	121,090
Inflation Protection Fund	314,895	2,565	327,034	3,042	641,929	5,521	—	—
International Emerging Markets	791,770	7,652	66,420	1,068	858,190	13,405	—	—
Account
International Emerging Markets Fund	—	—	962,647	22,766	44,909	1,102	917,738	21,679
LargeCap Blend Fund II	2,558,746	24,077	146,411	1,742	2,705,157	34,371	—	—
LargeCap Growth Account	3,356,915	32,718	516,904	9,558	3,873,819	77,553	—	—
LargeCap Growth Fund	—	—	7,994,236	85,703	789,427	8,780	7,204,809	77,236
LargeCap Growth Fund II	3,183,181	18,351	226,660	2,252	814,281	8,070	2,595,560	15,099
LargeCap Value Account	1,015,249	26,265	460,983	14,768	1,476,232	50,354	—	—
LargeCap Value Fund	—	—	8,547,798	111,306	270,306	3,648	8,277,492	107,738
LargeCap Value Fund III	2,890,622	31,516	—	—	2,890,622	37,976	—	—
MidCap Account	629,875	18,561	64,864	3,439	238,367	13,183	456,372	12,767
MidCap Growth Fund III	300,079	3,029	343,705	4,120	643,784	8,456	—	—
Preferred Securities Fund	1,357,694	8,888	253,445	2,642	387,692	4,039	1,223,447	8,022
Principal Capital Appreciation	2,843,512	47,775	—	—	2,843,512	80,268	—	—
Account
Principal Capital Appreciation Fund	—	—	1,515,614	76,742	255,684	13,105	1,259,930	63,794
Short-Term Income Account	11,897,503	29,984	2,198,141	5,748	618,329	1,602	13,477,315	34,110
SmallCap Growth Fund I	2,571,764	26,402	355,183	4,631	862,288	11,700	2,064,659	21,517
SmallCap Value Fund II	1,008,836	10,004	1,245,430	15,873	89,615	1,230	2,164,651	24,680
Small-MidCap Dividend Income Fund	1,626,891	16,100	172,299	2,153	201,673	2,583	1,597,517	15,874

		$742,007		$459,288		$456,581		$862,956

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund		$76			$33			$1
Bond & Mortgage Securities Account		400			(16)			—
Diversified International Account		2,326			(775)			—
Equity Income Account		4,194			10,310			—
Global Diversified Income Fund		696			11			—
Global Multi-Strategy Fund		236			2			157
Global Real Estate Securities Fund		278			711			65
Government & High Quality Bond Account		3,809			90			—
High Yield Fund		1,388			23			287
Income Account		6,929			(169)			—
Inflation Protection Fund		—			(86)			—
International Emerging Markets Account		—			4,685			—
International Emerging Markets Fund		189			15			—
LargeCap Blend Fund II		—			8,552			—
LargeCap Growth Account		—			35,277			—
LargeCap Growth Fund		246			313			7,847
LargeCap Growth Fund II		172			2,566			2,042
LargeCap Value Account		—			9,321			—
LargeCap Value Fund		3,661			80			6,532
LargeCap Value Fund III		—			6,460			—
MidCap Account		499			3,950			1,184
MidCap Growth Fund III		—			1,307			—
Preferred Securities Fund		720			531			325
Principal Capital Appreciation Account		—			32,493			—
Principal Capital Appreciation Fund		761			157			1,406
Short-Term Income Account		675			(20)			—
SmallCap Growth Fund I		427			2,184			2,446
SmallCap Value Fund II		137			33			1,795
Small-MidCap Dividend Income Fund		562			204			388
		$28,381			$118,242			$24,475
Amounts in thousands except shares

See accompanying notes

98

Schedule of Investments SAM Conservative Balanced Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.09%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 38.54%
Blue Chip Fund (a)	284,635	$4,033
Global Diversified Income Fund (a)	396,558	5,580
Global Multi-Strategy Fund (a)	557,971	6,054
Global Real Estate Securities Fund (a)	125,302	1,022
High Yield Fund (a)	1,003,923	7,750
International Emerging Markets Fund (a)	136,853	3,347
LargeCap Growth Fund (a)	1,122,683	12,181
LargeCap Growth Fund II (a)	405,755	4,094
LargeCap Value Fund (a)	1,273,505	16,365
Preferred Securities Fund (a)	461,571	4,533
Principal Capital Appreciation Fund (a)	197,072	10,713
SmallCap Growth Fund I (a)	314,430	4,462
SmallCap Value Fund II (a)	325,699	4,459
Small-MidCap Dividend Income Fund (a)	254,717	3,416
		$88,009

Principal Variable Contracts Funds, Inc. Class 1 - 61.55%
Bond & Mortgage Securities Account (a)	500,008	5,620
Diversified International Account (a)	981,335	14,593
Equity Income Account (a)	912,574	19,164
Government & High Quality Bond Account (a)	3,443,598	35,572
Income Account (a)	4,513,889	48,208
MidCap Account (a)	69,797	4,144
Short-Term Income Account (a)	5,124,276	13,272
		$140,573
TOTAL INVESTMENT COMPANIES		$228,582
Total Investments		$228,582
Liabilities in Excess of Other Assets, Net - (0.09)%		$(195)
TOTAL NET ASSETS - 100.00%		$228,387

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		50 .34%
Domestic Equity Funds		36 .35%
International Equity Funds		8 .31%
Specialty Funds		5 .09%
Liabilities in Excess of Other Assets, Net		(0 .09)%
TOTAL NET ASSETS		100.00%

See accompanying notes

99

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Blue Chip Fund	—	$—	300,696	$3,819	16,061	$221	284,635	$3,606
Bond & Mortgage Securities Account	207,346	2,431	478,895	5,609	186,233	2,088	500,008	5,831
Diversified International Account	978,402	10,479	97,502	1,346	94,569	1,319	981,335	10,528
Equity Income Account	930,939	10,910	80,296	1,555	98,661	1,919	912,574	10,675
Global Diversified Income Fund	344,703	4,586	85,288	1,197	33,433	476	396,558	5,307
Global Multi-Strategy Fund	337,817	3,407	220,154	2,348	—	—	557,971	5,755
Global Real Estate Securities Fund	202,717	1,476	8,041	66	85,456	732	125,302	895
Government & High Quality Bond	3,091,531	31,251	600,071	6,291	248,004	2,620	3,443,598	34,904
Account
High Yield Fund	682,527	4,400	407,984	3,179	86,588	683	1,003,923	6,915
Income Account	4,614,679	46,400	434,162	4,579	534,952	5,856	4,513,889	45,090
Inflation Protection Fund	385,083	3,269	159,600	1,466	544,683	4,693	—	—
International Emerging Markets	114,322	1,020	52,899	863	167,221	2,611	—	—
Account
International Emerging Markets Fund	—	—	145,036	3,418	8,183	200	136,853	3,218
LargeCap Blend Fund II	437,565	4,050	—	—	437,565	5,448	—	—
LargeCap Growth Account	515,585	5,457	50,174	964	565,759	11,303	—	—
LargeCap Growth Fund	—	—	1,179,686	12,665	57,003	653	1,122,683	12,035
LargeCap Growth Fund II	531,393	3,493	41,878	419	167,516	1,598	405,755	2,563
LargeCap Value Account	249,349	6,362	33,163	1,077	282,512	9,603	—	—
LargeCap Value Fund	—	—	1,324,517	17,226	51,012	697	1,273,505	16,545
LargeCap Value Fund III	383,515	4,167	—	—	383,515	5,077	—	—
MidCap Account	93,694	2,682	5,190	274	29,087	1,574	69,797	1,782
MidCap Growth Fund III	91,466	956	7,085	84	98,551	1,298	—	—
Preferred Securities Fund	435,754	2,903	74,625	764	48,808	507	461,571	3,199
Principal Capital Appreciation	445,019	7,546	—	—	445,019	12,545	—	—
Account
Principal Capital Appreciation Fund	—	—	238,742	12,101	41,670	2,129	197,072	9,980
Short-Term Income Account	4,383,617	10,861	841,777	2,194	101,118	261	5,124,276	12,790
SmallCap Growth Fund I	363,658	3,845	60,608	795	109,836	1,511	314,430	3,345
SmallCap Value Fund II	182,798	1,818	162,756	2,093	19,855	267	325,699	3,653
Small-MidCap Dividend Income Fund	265,449	2,632	16,369	211	27,101	334	254,717	2,538

		$176,401		$86,603		$78,223		$201,154

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund		$12			$8			$—
Bond & Mortgage Securities Account		231			(121)			—
Diversified International Account		356			22			—
Equity Income Account		576			129			—
Global Diversified Income Fund		253			—			—
Global Multi-Strategy Fund		39			—			26
Global Real Estate Securities Fund		53			85			14
Government & High Quality Bond Account		1,369			(18)			—
High Yield Fund		441			19			111
Income Account		2,464			(33)			—
Inflation Protection Fund		—			(42)			—
International Emerging Markets Account		—			728			—
International Emerging Markets Fund		28			—			—
LargeCap Blend Fund II		—			1,398			—
LargeCap Growth Account		—			4,882			—
LargeCap Growth Fund		38			23			1,217
LargeCap Growth Fund II		27			249			317
LargeCap Value Account		—			2,164			—
LargeCap Value Fund		561			16			1,001
LargeCap Value Fund III		—			910			—
MidCap Account		81			400			193
MidCap Growth Fund III		—			258			—
Preferred Securities Fund		248			39			123
Principal Capital Appreciation Account		—			4,999			—
Principal Capital Appreciation Fund		119			8			219
Short-Term Income Account		241			(4)			—
SmallCap Growth Fund I		65			216			371
SmallCap Value Fund II		21			9			269
Small-MidCap Dividend Income Fund		87			29			61
		$7,310			$16,373			$3,922
Amounts in thousands except shares

See accompanying notes

100

Schedule of Investments SAM Conservative Growth Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 59.50%
Blue Chip Fund (a)	645,543	$9,147
Diversified Real Asset Fund (a)	325,155	3,911
Global Multi-Strategy Fund (a)	1,167,364	12,666
Global Real Estate Securities Fund (a)	215,295	1,757
High Yield Fund (a)	212,595	1,641
International Emerging Markets Fund (a)	324,156	7,929
LargeCap Growth Fund (a)	2,591,723	28,120
LargeCap Growth Fund II (a)	905,151	9,133
LargeCap Value Fund (a)	2,872,158	36,907
Preferred Securities Fund (a)	133,597	1,312
Principal Capital Appreciation Fund (a)	456,543	24,818
SmallCap Growth Fund I (a)	739,762	10,497
SmallCap Value Fund II (a)	772,653	10,578
Small-MidCap Dividend Income Fund (a)	560,610	7,518
		$165,934

Principal Variable Contracts Funds, Inc. Class 1 - 40.55%
Diversified International Account (a)	2,242,553	33,347
Equity Income Account (a)	2,148,397	45,116
Government & High Quality Bond Account (a)	870,139	8,989
Income Account (a)	1,258,249	13,438
MidCap Account (a)	151,028	8,967
Short-Term Income Account (a)	1,239,188	3,209
		$113,066
TOTAL INVESTMENT COMPANIES		$279,000
Total Investments		$279,000
Liabilities in Excess of Other Assets, Net - (0.05)%		$(137)
TOTAL NET ASSETS - 100.00%		$278,863

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		68 .43%
International Equity Funds		15 .43%
Fixed Income Funds		10 .25%
Specialty Funds		5 .94%
Liabilities in Excess of Other Assets, Net		(0 .05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

101

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Blue Chip Fund	—	$—	656,284	$8,390	10,741	$144	645,543	$8,246
Diversified International Account	2,060,205	26,353	275,587	3,721	93,239	1,319	2,242,553	28,538
Diversified Real Asset Fund	371,781	4,161	27,983	337	74,609	896	325,155	3,617
Equity Income Account	2,249,257	25,543	125,641	2,433	226,501	4,280	2,148,397	24,796
Global Multi-Strategy Fund	652,798	6,596	523,239	5,577	8,673	93	1,167,364	12,080
Global Real Estate Securities Fund	397,766	2,928	14,401	119	196,872	1,680	215,295	1,552
Government & High Quality Bond	882,918	8,513	109,401	1,145	122,180	1,306	870,139	8,410
Account
High Yield Fund	223,237	1,475	40,330	316	50,972	397	212,595	1,411
Income Account	1,446,664	14,248	204,962	2,209	393,377	4,370	1,258,249	12,091
International Emerging Markets	262,116	3,917	29,842	482	291,958	4,560	—	—
Account
International Emerging Markets Fund	—	—	336,320	7,934	12,164	299	324,156	7,639
LargeCap Blend Fund II	845,835	7,954	8,576	97	854,411	10,728	—	—
LargeCap Growth Account	1,242,051	14,667	53,825	988	1,295,876	25,943	—	—
LargeCap Growth Fund	—	—	2,711,536	29,084	119,813	1,351	2,591,723	27,783
LargeCap Growth Fund II	1,065,036	6,638	102,641	1,012	262,526	2,618	905,151	5,679
LargeCap Value Account	477,996	12,352	34,253	1,090	512,249	17,474	—	—
LargeCap Value Fund	—	—	2,922,552	38,009	50,394	682	2,872,158	37,335
LargeCap Value Fund III	827,243	8,953	1,391	16	828,634	10,990	—	—
MidCap Account	202,505	6,465	11,488	614	62,965	3,551	151,028	4,699
MidCap Growth Fund III	106,475	1,118	18,396	216	124,871	1,682	—	—
Preferred Securities Fund	174,944	1,322	30,680	316	72,027	746	133,597	950
Principal Capital Appreciation	823,171	11,897	5,971	162	829,142	23,346	—	—
Account
Principal Capital Appreciation Fund	—	—	465,735	23,610	9,192	489	456,543	23,129
Short-Term Income Account	1,158,056	2,938	144,405	376	63,273	165	1,239,188	3,148
SmallCap Growth Fund I	853,024	8,768	82,597	1,147	195,859	2,726	739,762	7,765
SmallCap Value Fund II	418,928	4,089	376,972	4,976	23,247	310	772,653	8,762
Small-MidCap Dividend Income Fund	557,220	5,516	40,236	519	36,846	451	560,610	5,609

		$186,411		$134,895		$122,596		$233,239

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund		$27			$—			$—
Diversified International Account		755			(217)			—
Diversified Real Asset Fund		73			15			12
Equity Income Account		1,278			1,100			—
Global Multi-Strategy Fund		81			—			54
Global Real Estate Securities Fund		96			185			23
Government & High Quality Bond Account		344			58			—
High Yield Fund		123			17			23
Income Account		658			4			—
International Emerging Markets Account		—			161			—
International Emerging Markets Fund		67			4			—
LargeCap Blend Fund II		—			2,677			—
LargeCap Growth Account		—			10,288			—
LargeCap Growth Fund		88			50			2,800
LargeCap Growth Fund II		60			647			705
LargeCap Value Account		—			4,032			—
LargeCap Value Fund		1,261			8			2,248
LargeCap Value Fund III		—			2,021			—
MidCap Account		155			1,171			369
MidCap Growth Fund III		—			348			—
Preferred Securities Fund		89			58			36
Principal Capital Appreciation Account		—			11,287			—
Principal Capital Appreciation Fund		274			8			505
Short-Term Income Account		58			(1)			—
SmallCap Growth Fund I		152			576			870
SmallCap Value Fund II		49			7			636
Small-MidCap Dividend Income Fund		189			25			135
		$5,877			$34,529			$8,416
Amounts in thousands except shares

See accompanying notes

102

Schedule of Investments SAM Flexible Income Portfolio December 31, 2013

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 33.02%
Blue Chip Fund (a)	173,654	$2,461
Global Diversified Income Fund (a)	748,329	10,529
Global Real Estate Securities Fund (a)	223,933	1,827
High Yield Fund (a)	1,540,840	11,895
International Emerging Markets Fund (a)	101,700	2,488
LargeCap Growth Fund (a)	884,571	9,598
LargeCap Value Fund (a)	871,241	11,195
Preferred Securities Fund (a)	865,988	8,504
Principal Capital Appreciation Fund (a)	89,814	4,882
SmallCap Growth Fund I (a)	235,758	3,345
Small-MidCap Dividend Income Fund (a)	786,387	10,546
		$77,270

Principal Variable Contracts Funds, Inc. Class 1 - 66.99%
Bond & Mortgage Securities Account (a)	803,486	9,031
Diversified International Account (a)	460,656	6,850
Equity Income Account (a)	925,782	19,441
Government & High Quality Bond Account (a)	3,570,263	36,881
Income Account (a)	6,216,543	66,393
Short-Term Income Account (a)	7,019,944	18,182
		$156,778
TOTAL INVESTMENT COMPANIES		$234,048
Total Investments		$234,048
Liabilities in Excess of Other Assets, Net - (0.01)%		$(12)
TOTAL NET ASSETS - 100.00%		$234,036

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		64 .47%
Domestic Equity Funds		26 .28%
International Equity Funds		4 .76%
Specialty Funds		4 .50%
Liabilities in Excess of Other Assets, Net		(0 .01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

103

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Blue Chip Fund	—	$—	184,236	$2,369	10,582	$144	173,654	$2,231
Bond & Mortgage Securities Account	727,233	8,508	200,116	2,310	123,863	1,401	803,486	9,337
Diversified International Account	560,411	5,762	40,243	542	139,998	1,939	460,656	4,554
Equity Income Account	894,366	10,661	124,210	2,400	92,794	1,809	925,782	11,340
Global Diversified Income Fund	784,736	10,439	72,570	1,019	108,977	1,549	748,329	9,960
Global Real Estate Securities Fund	411,337	3,040	24,176	204	211,580	1,810	223,933	1,602
Government & High Quality Bond	3,974,771	39,776	469,074	4,924	873,582	9,302	3,570,263	35,590
Account
High Yield Fund	1,056,936	6,947	584,023	4,572	100,119	786	1,540,840	10,718
Income Account	6,357,559	63,890	841,056	9,105	982,072	10,788	6,216,543	62,026
International Emerging Markets	57,204	464	21,998	361	79,202	1,238	—	—
Account
International Emerging Markets Fund	—	—	108,561	2,603	6,861	169	101,700	2,434
LargeCap Blend Fund II	306,867	2,846	—	—	306,867	3,775	—	—
LargeCap Growth Account	518,555	7,305	16,125	291	534,680	10,704	—	—
LargeCap Growth Fund	—	—	1,106,153	11,868	221,582	2,418	884,571	9,483
LargeCap Growth Fund II	372,411	2,258	—	—	372,411	3,562	—	—
LargeCap Value Account	164,249	4,201	26,595	864	190,844	6,510	—	—
LargeCap Value Fund	—	—	914,594	11,925	43,353	592	871,241	11,350
LargeCap Value Fund III	319,836	3,463	—	—	319,836	4,211	—	—
Preferred Securities Fund	1,124,821	7,607	190,490	1,984	449,323	4,602	865,988	5,592
Principal Capital Appreciation	194,359	3,325	7,322	186	201,681	5,728	—	—
Account
Principal Capital Appreciation Fund	—	—	116,180	5,882	26,366	1,348	89,814	4,548
Short-Term Income Account	6,708,296	16,382	1,118,740	2,920	807,092	2,098	7,019,944	17,186
SmallCap Growth Fund I	184,429	1,971	78,195	1,057	26,866	394	235,758	2,653
Small-MidCap Dividend Income Fund	596,236	5,925	252,430	3,172	62,279	815	786,387	8,305

		$204,770		$70,558		$77,692		$208,909

	Income			Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Blue Chip Fund		$7			$6			$—
Bond & Mortgage Securities Account		319			(80)			—
Diversified International Account		193			189			—
Equity Income Account		551			88			—
Global Diversified Income Fund		506			51			—
Global Real Estate Securities Fund		101			168			24
Government & High Quality Bond Account		1,481			192			—
High Yield Fund		710			(15)			171
Income Account		3,477			(181)			—
International Emerging Markets Account		—			413			—
International Emerging Markets Fund		21			—			—
LargeCap Blend Fund II		—			929			—
LargeCap Growth Account		—			3,108			—
LargeCap Growth Fund		30			33			962
LargeCap Growth Fund II		—			1,304			—
LargeCap Value Account		—			1,445			—
LargeCap Value Fund		385			17			687
LargeCap Value Fund III		—			748			—
Preferred Securities Fund		583			603			230
Principal Capital Appreciation Account		—			2,217			—
Principal Capital Appreciation Fund		54			14			100
Short-Term Income Account		349			(18)			—
SmallCap Growth Fund I		49			19			279
Small-MidCap Dividend Income Fund		241			23			190
		$9,057			$11,273			$2,643
Amounts in thousands except shares

See accompanying notes

104

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2013

INVESTMENT COMPANIES - 100.19%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 70.46%
Blue Chip Fund (a)	598,362	$8,479
Global Real Estate Securities Fund (a)	307,671	2,511
International Emerging Markets Fund (a)	400,214	9,789
LargeCap Growth Fund (a)	3,281,138	35,600
LargeCap Growth Fund II (a)	841,960	8,495
LargeCap Value Fund (a)	2,913,256	37,435
Principal Capital Appreciation Fund (a)	390,170	21,210
SmallCap Growth Fund I (a)	654,060	9,281
SmallCap Value Fund II (a)	620,817	8,499
Small-MidCap Dividend Income Fund (a)	430,560	5,774
		$147,073

Principal Variable Contracts Funds, Inc. Class 1 - 29.73%
Diversified International Account (a)	1,419,393	21,106
Equity Income Account (a)	1,800,600	37,813
MidCap Account (a)	53,037	3,149
		$62,068
TOTAL INVESTMENT COMPANIES		$209,141
Total Investments		$209,141
Liabilities in Excess of Other Assets, Net - (0.19)%		$(403)
TOTAL NET ASSETS - 100.00%		$208,738

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Domestic Equity Funds		84 .19%
International Equity Funds		16 .00%
Liabilities in Excess of Other Assets, Net		(0 .19)%
TOTAL NET ASSETS		100.00%

See accompanying notes

105

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2013

Affiliated Securities	December 31, 2012 Shares	December 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	December 31, 2013 Shares	December 31, 2013 Cost
Blue Chip Fund	—	$—	607,357	$7,736	8,995	$121	598,362	$7,615
Diversified International Account	1,735,737	21,838	133,510	1,795	449,854	6,188	1,419,393	16,472
Equity Income Account	1,568,014	18,590	311,559	6,031	78,973	1,501	1,800,600	23,353
Global Real Estate Securities Fund	593,530	4,321	24,055	199	309,914	2,684	307,671	2,206
Government & High Quality Bond	245,075	2,666	2,347	26	247,422	2,654	—	—
Account
International Emerging Markets	372,452	5,467	28,815	480	401,267	6,268	—	—
Account
International Emerging Markets Fund	—	—	404,109	9,647	3,895	97	400,214	9,550
LargeCap Blend Fund II	667,908	6,120	—	—	667,908	8,329	—	—
LargeCap Growth Account	1,285,357	16,438	105,823	1,920	1,391,180	27,851	—	—
LargeCap Growth Fund	—	—	3,336,413	35,823	55,275	636	3,281,138	35,192
LargeCap Growth Fund II	766,281	4,745	109,086	1,086	33,407	321	841,960	5,535
LargeCap Value Account	372,269	9,690	45,281	1,415	417,550	14,243	—	—
LargeCap Value Fund	—	—	2,945,019	38,414	31,763	428	2,913,256	37,982
LargeCap Value Fund III	596,039	6,327	—	—	596,039	7,868	—	—
MidCap Account	180,432	5,796	4,172	222	131,567	7,473	53,037	1,439
MidCap Growth Fund III	282,655	2,810	—	—	282,655	3,695	—	—
Principal Capital Appreciation	680,636	10,338	10,703	293	691,339	19,526	—	—
Account
Principal Capital Appreciation Fund	—	—	396,039	20,080	5,869	312	390,170	19,771
SmallCap Growth Fund I	857,297	8,924	75,278	1,047	278,515	3,888	654,060	6,894
SmallCap Value Fund II	430,303	4,077	214,039	2,827	23,525	295	620,817	6,625
Small-MidCap Dividend Income Fund	489,870	4,864	22,323	288	81,633	1,013	430,560	4,281

		$133,011		$129,329		$115,391		$176,915

	Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Blue Chip Fund		$25			$—			$—
Diversified International Account		599			(973)			—
Equity Income Account		962			233			—
Global Real Estate Securities Fund		139			370			33
Government & High Quality Bond Account		—			(38)			—
International Emerging Markets Account		—			321			—
International Emerging Markets Fund		82			—			—
LargeCap Blend Fund II		—			2,209			—
LargeCap Growth Account		—			9,493			—
LargeCap Growth Fund		112			5			3,552
LargeCap Growth Fund II		55			25			658
LargeCap Value Account		—			3,138			—
LargeCap Value Fund		1,281			(4)			2,284
LargeCap Value Fund III		—			1,541			—
MidCap Account		58			2,894			137
MidCap Growth Fund III		—			885			—
Principal Capital Appreciation Account		—			8,895			—
Principal Capital Appreciation Fund		235			3			433
SmallCap Growth Fund I		135			811			770
SmallCap Value Fund II		39			16			512
Small-MidCap Dividend Income Fund		155			142			104
		$3,877			$29,966			$8,483
Amounts in thousands except shares

See accompanying notes

106

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal			Principal
BONDS- 93.35%	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Agriculture - 0.89%			Banks (continued)
Cargill Inc			Branch Banking & Trust Co
6.00%, 11/27/2017(a)	$2,000	$2,284	0.54%, 05/23/2017(b)	$1,750	$1,730
			Citigroup Inc

Automobile Asset Backed Securities - 5.95%			4.75%, 05/19/2015	1,250	1,315
			6.13%, 11/21/2017	2,000	2,305
American Credit Acceptance Receivables			Commonwealth Bank of Australia
Trust			3.75%, 10/15/2014(a)	1,750	1,795
1.64%, 11/15/2016(a),(b)	708	709
			Goldman Sachs Group Inc/The
AmeriCredit Automobile Receivables Trust			1.34%, 11/15/2018(b)	2,000	2,005
2013-1			HSBC Bank PLC
0.49%, 06/08/2016	815	815	3.10%, 05/24/2016 (a)	375	393
AmeriCredit Automobile Receivables Trust			3.50%, 06/28/2015(a)	1,500	1,564
2013-3
0.68%, 10/11/2016(b)	1,000	1,000	ING Bank NV
			2.38%, 06/09/2014(a)	1,250	1,261
AmeriCredit Automobile Receivables Trust			JP Morgan Chase Bank NA
2013-5			0.57%, 06/13/2016(b)	1,000	995
0.55%, 03/08/2017(b)	1,000	1,001
Capital Auto Receivables Asset Trust / Ally			5.88%, 06/13/2016	3,000	3,327
0.47%, 07/20/2014 (b)	2,500	2,499	6.00%, 10/01/2017	1,750	2,002
CPS Auto Receivables Trust 2013-A			KeyBank NA/Cleveland OH
1.31%, 06/15/2020(a),(b)	1,802	1,774	7.41%, 10/15/2027	3,750	4,063
			Morgan Stanley
CPS Auto Receivables Trust 2013-B			0.70%, 10/18/2016(b)	3,000	2,975
1.82%, 09/15/2020(a),(b)	1,192	1,183
			0.72%, 10/15/2015(b)	2,000	1,996
CPS Auto Receivables Trust 2013-C
1.62%, 04/16/2018(a)	912	912	PNC Bank NA
			0.55%, 01/28/2016(b)	250	250
CPS Auto Trust
1.54%, 07/16/2018(a),(b)	1,000	999	4.88%, 09/21/2017	1,700	1,867
1.59%, 03/16/2020(a)	461	456	6.00%, 12/07/2017	1,400	1,595
			SunTrust Bank/Atlanta GA
Ford Credit Auto Owner Trust			0.53%, 08/24/2015(b)	1,700	1,686
0.40%, 09/15/2015	688	688	7.25%, 03/15/2018	1,500	1,765
Santander Drive Auto Receivables Trust 2013-			Wachovia Bank NA
1			0.62%, 11/03/2014 (b)	750	751
0.48%, 02/16/2016	657	658	4.88%, 02/01/2015	1,500	1,569
Santander Drive Auto Receivables Trust 2013-
2			6.00%, 11/15/2017	500	577
0.47%, 03/15/2016(b)	1,614	1,614	Wells Fargo Bank NA
Santander Drive Auto Receivables Trust 2013-			5.75%, 05/16/2016	1,750	1,934
5					$46,132
0.55%, 04/17/2017(b)	1,000	1,000	Beverages - 1.63%
		$15,308	PepsiCo Inc
			0.75%, 03/05/2015	1,000	1,003
Automobile Floor Plan Asset Backed Securities - 4.08%			SABMiller Holdings Inc
Ally Master Owner Trust			0.93%, 08/01/2018(a),(b)	500	502
0.62%, 04/15/2018(b)	2,500	2,495
			1.85%, 01/15/2015(a)	1,000	1,012
CNH Wholesale Master Note Trust
0.77%, 08/15/2019(a),(b)	1,250	1,252	SABMiller PLC
			6.50%, 07/01/2016(a)	1,500	1,692
Ford Credit Floorplan Master Owner Trust A
0.55%, 01/15/2018(b)	2,000	2,002			$4,209
Nissan Master Owner Trust Receivables			Biotechnology - 0.59%
0.47%, 02/15/2018(b)	2,000	2,000	Amgen Inc
World Omni Master Owner Trust			2.13%, 05/15/2017	750	760
0.52%, 02/15/2018(a),(b)	2,750	2,751	Gilead Sciences Inc
		$10,500	2.40%, 12/01/2014	750	762

Automobile Manufacturers - 1.37%					$1,522
Daimler Finance North America LLC			Chemicals - 0.60%
1.88%, 09/15/2014(a)	1,000	1,009	Airgas Inc
PACCAR Financial Corp			3.25%, 10/01/2015	1,500	1,557
0.84%, 12/06/2018(b)	750	751
Toyota Motor Credit Corp
1.75%, 05/22/2017	750	753	Commercial Services - 0.31%
2.05%, 01/12/2017	1,000	1,022	ERAC USA Finance LLC
			5.60%, 05/01/2015(a)	750	797
		$3,535

Banks- 17.92%			Computers - 0.19%
Australia & New Zealand Banking Group Ltd
3.70%, 01/13/2015(a)	500	516	Apple Inc
Bank of America NA			1.00%, 05/03/2018	500	483
0.52%, 06/15/2016(b)	1,500	1,487
5.30%, 03/15/2017	4,000	4,409

See accompanying notes

107

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)

Diversified Financial Services - 6.43%			Home Equity Asset Backed Securities (continued)
Ford Motor Credit Co LLC			Home Equity Asset Trust 2005-4
3.98%, 06/15/2016	$1,700	$1,808	0.87%, 10/25/2035(b)	$1,000	$904
General Electric Capital Corp			JP Morgan Mortgage Acquisition Corp 2005-
0.44%, 05/11/2016(b)	2,750	2,740	FLD1
0.89%, 07/12/2016(b)	3,000	3,021	0.65%, 07/25/2035(b)	212	211
5.63%, 09/15/2017	500	569	JP Morgan Mortgage Acquisition Corp 2005-
Jefferies Group LLC			OPT1
3.88%, 11/09/2015	1,000	1,043	0.61%, 06/25/2035(b)	351	347
MassMutual Global Funding II			Mastr Asset Backed Securities Trust 2005-
2.30%, 09/28/2015(a)	2,250	2,314	FRE1
2.88%, 04/21/2014(a)	1,000	1,008	0.41%, 10/25/2035(b)	127	126
Murray Street Investment Trust I			New Century Home Equity Loan Trust 2005-
4.65%, 03/09/2017(b)	3,750	4,038	3
		$16,541	0.64%, 07/25/2035(b)	4,500	4,466
			RAMP Series 2005-EFC2 Trust
Electric - 4.15%			0.63%, 07/25/2035(b)	289	284
LG&E and KU Energy LLC			RASC Series 2003-KS10 Trust
2.13%, 11/15/2015	1,000	1,018	4.47%, 03/25/2032	527	539
Nisource Finance Corp			RASC Series 2005-EMX4 Trust
5.25%, 09/15/2017	1,000	1,104	0.50%, 11/25/2035(b)	191	191
PPL Energy Supply LLC			Soundview Home Loan Trust 2005-CTX1
5.70%, 10/15/2035	1,400	1,477	0.58%, 11/25/2035(b)	750	727
6.50%, 05/01/2018	500	556	Structured Asset Securities Corp Mortgage
Public Service Co of New Mexico			Loan Trust Series 2005-GEL4
7.95%, 05/15/2018	2,500	2,972	0.78%, 08/25/2035(b)	194	185
Southern Co/The			Terwin Mortgage Trust 2005-2HE
2.45%, 09/01/2018	1,000	1,015	0.92%, 01/25/2035(a),(b)	72	72
TransAlta Corp			Terwin Mortgage Trust Series TMTS 2005-
6.65%, 05/15/2018	2,250	2,541	14HE
		$10,683	4.85%, 08/25/2036(b)	242	251
Finance - Mortgage Loan/Banker - 3.48%			Wells Fargo Home Equity Asset-Backed
Fannie Mae			Securities 2004-2 Trust
0.88%, 02/08/2018	3,000	2,924	0.58%, 10/25/2034(b)	53	52
1.13%, 04/27/2017	3,000	3,012	5.00%, 10/25/2034	2,646	2,630
Freddie Mac			5.00%, 10/25/2034	70	71
0.63%, 12/29/2014	3,000	3,013	Wells Fargo Home Equity Asset-Backed
		$8,949	Securities 2005-2 Trust
			0.57%, 11/25/2035(b)	901	900
Food- 0.80%					$16,876
Ingredion Inc
3.20%, 11/01/2015	1,000	1,035	Insurance - 5.26%
Tesco PLC			Berkshire Hathaway Finance Corp
2.00%, 12/05/2014(a)	1,000	1,013	1.50%, 01/10/2014	500	500
		$2,048	1.60%, 05/15/2017	2,500	2,524
			Berkshire Hathaway Inc
Gas- 0.41%			2.20%, 08/15/2016	1,000	1,033
Florida Gas Transmission Co LLC			Metropolitan Life Global Funding I
4.00%, 07/15/2015(a)	1,000	1,043	5.13%, 06/10/2014(a)	1,760	1,796
			New York Life Global Funding
			2.45%, 07/14/2016(a)	2,000	2,070
Home Equity Asset Backed Securities - 6.56%			3.00%, 05/04/2015(a)	500	516
ABFC 2005-WMC1 Trust
0.82%, 06/25/2035(b)	1,163	1,141	Prudential Covered Trust 2012-1
			3.00%, 09/30/2015(a)	3,719	3,834
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2			Prudential Holdings LLC
0.84%, 04/25/2035(b)	12	12	1.12%, 12/18/2017(a),(b)	1,286	1,279
0.88%, 04/25/2035(b)	536	531			$13,552
ACE Securities Corp Home Equity Loan Trust			Iron & Steel - 0.41%
Series 2005-WF1			ArcelorMittal
0.50%, 05/25/2035(b)	632	614	4.25%, 03/01/2016	1,000	1,044
Asset Backed Securities Corp Home Equity
Loan Trust Series OOMC 2005-HE6
0.67%, 07/25/2035(b)	900	887	Machinery - Construction & Mining - 0.59%
Bayview Financial Acquisition Trust			Caterpillar Financial Services Corp
0.80%, 05/28/2044(b)	545	545	2.05%, 08/01/2016	500	513
5.66%, 12/28/2036(b)	52	52	Caterpillar Inc
Bear Stearns Asset Backed Securities I Trust			1.50%, 06/26/2017	1,000	995
2006-PC1					$1,508
0.49%, 12/25/2035(b)	854	846
Home Equity Asset Trust 2005-2
0.88%, 07/25/2035(b)	294	292

See accompanying notes

108

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)

Manufactured Housing Asset Backed Securities - 0.03%				Mortgage Backed Securities (continued)
Green Tree Financial Corp				Ginnie Mae (continued)
7.70%, 09/15/2026	$65	$70		1.41%, 12/16/2036(b)	$4,558	$397
Mid-State Trust IV				4.50%, 08/20/2032	51	53
8.33%, 04/01/2030	18	19		JP Morgan Mortgage Trust 2004-S1
		$89		5.00%, 09/25/2034	700	720
				JP Morgan Resecuritization Trust Series 2010-
Media- 0.58%				4
NBCUniversal Enterprise Inc				2.42%, 10/26/2036(a),(b)	284	286
0.78%, 04/15/2016(a),(b)	500	503
				MASTR Alternative Loan Trust 2003-9
Walt Disney Co/The				6.50%, 01/25/2019	172	180
1.13%, 02/15/2017	1,000	994		MASTR Asset Securitization Trust
		$1,497		5.25%, 12/25/2033	387	389
Mining - 0.60%				MASTR Asset Securitization Trust 2004-11
Teck Resources Ltd				5.00%, 12/25/2019	49	51
5.38%, 10/01/2015	500	536		MASTR Asset Securitization Trust 2004-9
Xstrata Finance Canada Ltd				5.00%, 09/25/2019	171	174
2.45%, 10/25/2017(a)	1,000	1,011		PHH Mortgage Trust Series 2008-CIM1
		$1,547		5.22%, 06/25/2038	1,163	1,179
				Prime Mortgage Trust 2005-2
Mortgage Backed Securities - 10.70%				5.25%, 07/25/2020(b)	411	418
Adjustable Rate Mortgage Trust 2004-2				RALI Series 2003-QS23 Trust
1.30%, 02/25/2035(b)	45	44		5.00%, 12/26/2018	667	679
Alternative Loan Trust 2004-J8				RALI Series 2004-QS3 Trust
6.00%, 02/25/2017	89	90		5.00%, 03/25/2019	194	201
Banc of America Alternative Loan Trust 2003-				Sequoia Mortgage Trust 2013-4
10				1.55%, 04/25/2043(b)	2,148	2,063
5.00%, 12/25/2018	324	332		Sequoia Mortgage Trust 2013-8
Banc of America Funding 2004-3 Trust				2.25%, 06/25/2043(b)	1,429	1,351
4.75%, 09/25/2019	225	231		Springleaf Mortgage Loan Trust
Banc of America Funding 2006-G Trust				1.27%, 06/25/2058(a),(b)	2,135	2,129
0.34%, 07/20/2036(b)	251	249		Springleaf Mortgage Loan Trust 2012-2
Banc of America Mortgage Trust 2004-8				2.22%, 10/25/2057(a)	1,559	1,589
5.25%, 10/25/2019	96	99		Springleaf Mortgage Loan Trust 2012-3
Banc of America Mortgage Trust 2005-2				1.57%, 12/25/2059(a),(b)	1,969	1,961
5.00%, 03/25/2020	17	17		2.66%, 12/25/2059(a),(b)	500	495
Banc of America Mortgage Trust 2005-7				Springleaf Mortgage Loan Trust 2013-2
5.00%, 08/25/2020	40	40		1.78%, 12/25/2065(a)	908	905
Cendant Mortgage Capital LLC CDMC				WaMu Mortgage Pass-Through Certificates
Mortgage Pass Through Ce Se 04 3				Series 2003-S8 Trust
4.89%, 06/25/2034(b)	14	14		5.00%, 09/25/2018	73	76
CHL Mortgage Pass-Through Trust 2003-28						$27,546
4.50%, 08/25/2033	45	45
CHL Mortgage Pass-Through Trust 2004-19				Oil & Gas - 5.00%
5.25%, 10/25/2034	68	68		BP Capital Markets PLC
CHL Mortgage Pass-Through Trust 2004-J1				1.85%, 05/05/2017	500	505
4.50%, 01/25/2019(b)	122	124		3.13%, 10/01/2015	1,000	1,045
CHL Mortgage Pass-Through Trust 2004-J7				3.63%, 05/08/2014	1,000	1,011
5.00%, 09/25/2019	205	212		Chevron Corp
Credit Suisse First Boston Mortgage Securities				1.72%, 06/24/2018	1,300	1,295
Corp				Ensco PLC
1.12%, 05/25/2034(b)	114	110		3.25%, 03/15/2016	1,750	1,827
5.00%, 09/25/2019	47	46		Phillips 66
5.00%, 10/25/2019	246	249		2.95%, 05/01/2017	1,500	1,560
Freddie Mac REMICS				Shell International Finance BV
0.62%, 06/15/2023(b)	6	6		3.10%, 06/28/2015	1,500	1,557
Ginnie Mae				Total Capital Canada Ltd
0.62%, 07/16/2054(b)	9,878	585		0.62%, 01/15/2016(b)	750	754
0.70%, 08/16/2051(b)	11,797	759		Total Capital International SA
0.87%, 02/16/2053(b)	17,106	1,273		1.55%, 06/28/2017	1,500	1,500
0.92%, 03/16/2052(b)	9,901	826		Total Capital SA
0.93%, 10/16/2054(b)	4,949	335		3.00%, 06/24/2015	1,750	1,813
0.94%, 06/16/2055(b)	9,978	650				$12,867
0.95%, 10/16/2054(b)	6,472	391
1.01%, 01/16/2055(b)	7,923	510		Oil & Gas Services - 0.82%
1.03%, 10/16/2054(b)	4,945	339		Schlumberger Investment SA
				1.95%, 09/14/2016(a)	1,000	1,020
1.03%, 02/16/2055(b)	9,890	558
1.06%, 03/16/2049(b)	14,631	984		Weatherford International Ltd/Bermuda
1.14%, 08/16/2042(b)	15,441	1,196		5.50%, 02/15/2016	1,000	1,084
1.15%, 06/16/2045(b)	12,644	1,015				$2,104
1.22%, 02/16/2046(b),(c)	9,961	853

See accompanying notes

109

Schedule of Investments
Short-Term Income Account
December 31, 2013

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Other Asset Backed Securities - 4.51%				Real Estate - 0.54%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2004-R11				7.13%, 04/15/2018(a)	$500	$594
0.47%, 11/25/2034(b)	$82	$81		WEA Finance LLC / WT Finance Aust Pty
Ameriquest Mortgage Securities Inc Asset-				Ltd
Backed Pass-Through Ctfs Ser 2005-R1				5.75%, 09/02/2015(a)	750	809
0.61%, 03/25/2035(b)	800	787				$1,403
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2005-R6				REITS- 1.66%
0.36%, 08/25/2035(b)	114	113		BioMed Realty LP
Carrington Mortgage Loan Trust Series 2005-				3.85%, 04/15/2016	1,000	1,044
FRE1				Health Care REIT Inc
0.44%, 12/25/2035(b)	157	156		3.63%, 03/15/2016	750	786
Carrington Mortgage Loan Trust Series 2005-				5.88%, 05/15/2015	1,000	1,066
NC4				Healthcare Realty Trust Inc
0.56%, 09/25/2035(b)	372	366		6.50%, 01/17/2017	750	841
Citigroup Mortgage Loan Trust Inc				Nationwide Health Properties Inc
0.59%, 07/25/2035(b)	134	132		6.00%, 05/20/2015	500	535
CNH Equipment Trust 2012-D						$4,272
0.45%, 04/15/2016	850	850		Savings & Loans - 0.00%
Countrywide Asset-Backed Certificates				Washington Mutual Bank / Henderson NV
0.61%, 08/25/2035(b)	1,062	1,054		0.00%, 01/15/2013(d)	200	—
Credit-Based Asset Servicing and
Securitization LLC
4.97%, 07/25/2035(b)	855	871		Semiconductors - 0.39%
FFMLT Trust 2005-FF2				Samsung Electronics America Inc
0.82%, 03/25/2035(b)	134	133		1.75%, 04/10/2017(a)	1,000	994
Fieldstone Mortgage Investment Trust Series
2005-1				Student Loan Asset Backed Securities - 1.23%
1.24%, 03/25/2035(b)	643	623		SLC Private Student Loan Trust 2010-B
First Franklin Mortgage Loan Trust 2005-FF4				3.67%, 07/15/2042(a),(b)	645	670
0.59%, 05/25/2035(b)	290	286		SLM Private Credit Student Loan Trust 2002-
First Franklin Mortgage Loan Trust 2005-FF9				A
0.44%, 10/25/2035(b)	43	43		0.79%, 12/16/2030(b)	1,043	1,017
Green Tree Home Improvement Loan Trust				SLM Private Education Loan Trust 2013-1
7.45%, 09/15/2025	2	2		0.77%, 08/15/2022(a),(b)	832	830
JP Morgan Mortgage Acquisition Corp 2005-				SLM Private Education Loan Trust 2013-B
OPT2				0.82%, 07/15/2022(a),(b)	650	649
0.45%, 12/25/2035(b)	600	579				$3,166
Mastr Specialized Loan Trust
1.41%, 11/25/2034(a),(b)	269	262		Telecommunications - 2.31%
Merrill Lynch Mortgage Investors Trust Series				AT&T Inc
2005-FM1				0.62%, 02/12/2016(b)	1,000	998
0.54%, 05/25/2036(b)	502	494		Verizon Communications Inc
PFS Financing Corp				1.99%, 09/14/2018(b)	500	526
0.67%, 04/17/2017(a),(b)	1,250	1,247		3.65%, 09/14/2018	1,500	1,588
0.72%, 02/15/2018(a),(b)	2,000	1,999		5.50%, 02/15/2018	750	847
Saxon Asset Securities Trust 2005-3				Vodafone Group PLC
0.53%, 11/25/2035(b)	450	442		0.62%, 02/19/2016(b)	1,000	999
Securitized Asset Backed Receivables LLC				1.63%, 03/20/2017	1,000	1,000
Trust 2006-OP1						$5,958
0.46%, 10/25/2035(b)	38	37
Springleaf Funding Trust 2013-A				Transportation - 0.29%
2.58%, 09/15/2021 (a),(b)	750	749		Ryder System Inc
Wachovia Mortgage Loan Trust Series 2005-				2.45%, 11/15/2018	750	742
WMC1
0.90%, 10/25/2035(b)	314	310		Trucking & Leasing - 1.00%
		$11,616		Penske Truck Leasing Co Lp / PTL Finance
				Corp
Pharmaceuticals - 1.74%				2.50%, 03/15/2016(a)	1,000	1,024
AbbVie Inc				3.13%, 05/11/2015(a)	1,500	1,543
1.20%, 11/06/2015	3,000	3,030				$2,567
Merck & Co Inc				TOTAL BONDS		$240,289
1.10%, 01/31/2018	1,500	1,458		U.S. GOVERNMENT & GOVERNMENT	Principal
		$4,488		AGENCY OBLIGATIONS - 1.46%	Amount (000's)	Value(000	's)
Pipelines - 0.33%				Federal Home Loan Mortgage Corporation (FHLMC) -
DCP Midstream LLC				0.03%
5.38%, 10/15/2015(a)	810	862		2.24%, 11/01/2021(b)	$2	$2
				2.38%, 09/01/2035(b)	62	66
				6.00%, 05/01/2017	17	17

See accompanying notes

110

Schedule of Investments
Short-Term Income Account
December 31, 2013

	U.S. GOVERNMENT & GOVERNMENT	Principal				REPURCHASE AGREEMENTS	Maturity
	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	(continued)	Amount (000's)	Value (000's)
	Federal Home Loan Mortgage Corporation (FHLMC)
	(continued)					Banks (continued)
						Investment in Joint Trading Account; Merrill	$1,335	$1,335
	9.50%, 08/01/2016	$2		$2		Lynch Repurchase Agreement; 0.01%
				$87		dated 12/31/2013 maturing 01/02/2014
	Federal National Mortgage Association (FNMA) - 0.24%					(collateralized by US Government
	1.88%, 04/01/2033(b)	179		190		Securities; $1,361,575; 0.00% - 7.13%;
	2.30%, 02/01/2037(b)	92		98		dated 01/02/14 - 09/15/39)
	2.35%, 07/01/2034(b)	80		85				$4,205
	2.35%, 08/01/2034(b)	30		32		TOTAL REPURCHASE AGREEMENTS		$4,205
	2.36%, 01/01/2035(b)	11		11		Total Investments		$248,236
	2.41%, 11/01/2032(b)	11		11		Other Assets in Excess of Liabilities, Net - 3.56%		$9,163
	2.41%, 12/01/2032(b)	42		44		TOTAL NET ASSETS - 100.00%		$257,399
	2.42%, 02/01/2035(b)	10		11
	2.62%, 01/01/2035(b)	49		53
	2.63%, 12/01/2033(b)	30		30		(a)	Security exempt from registration under Rule 144A of the Securities Act of
	4.21%, 11/01/2035(b)	3		3		1933. These securities may be resold in transactions exempt from
	5.60%, 04/01/2019(b)	1		2		registration, normally to qualified institutional buyers. Unless otherwise
	8.00%, 05/01/2027	31		34		indicated, these securities are not considered illiquid. At the end of the
	8.50%, 11/01/2017	2		2		period, the value of these securities totaled $59,937 or 23.29% of net
				$606		assets.
	Government National Mortgage Association (GNMA) -					(b)	Variable Rate. Rate shown is in effect at December 31, 2013.
	0.02%					(c)	Fair value of these investments is determined in good faith by the
	9.00%, 12/15/2020	3		3		Manager under procedures established and periodically reviewed by the
	9.00%, 04/20/2025	1		1		Board of Directors. At the end of the period, the fair value of these
	10.00%, 02/15/2025	2		2		securities totaled $853 or 0.33% of net assets.
	10.00%, 12/15/2020	1		1		(d) Non-Income Producing Security
	11.00%, 12/15/2015	1		1
	10.00%, 04/15/2025	1		1
	10.00%, 06/15/2020	7		8		Portfolio Summary (unaudited)
	10.00%, 09/15/2018	3		3		Sector		Percent
	10.00%, 09/15/2018	2		2		Financial		33 .44%
	10.00%, 05/15/2020	6		6		Asset Backed Securities		22 .36%
	10.00%, 02/15/2019	21		21		Mortgage Securities		10.99%
				$49		Energy		6 .15%
	U.S. Treasury - 1.17%					Consumer, Non-cyclical		5 .97%
	0.25%, 08/15/2015	3,000		3,000		Government		4 .65%
						Utilities		4 .55%
	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Communications		2.89%
	OBLIGATIONS			$3,742		Industrial		1 .88%
		Maturity				Basic Materials		1 .61%
	REPURCHASE AGREEMENTS - 1.63%	Amount (000's)	Value	(000	's)	Consumer, Cyclical		1 .37%
						Technology		0.58%
Banks	- 1.63%					Other Assets in Excess of Liabilities, Net		3.56%
	Investment in Joint Trading Account; Barclays $	1,168		$1,168		TOTAL NET ASSETS		100.00%
	Bank PLC Repurchase Agreement; 0.01%
	dated 12/31/2013 maturing 01/02/2014
	(collateralized by US Government
	Securities; $1,191,378; 0.63% - 0.75%;
	dated 05/31/17 - 02/28/18)
	Investment in Joint Trading Account; Credit	1,168		1,168
	Suisse Repurchase Agreement; 0.01%
	dated 12/31/2013 maturing 01/02/2014
	(collateralized by US Government
	Securities; $1,191,378; 0.00% - 11.25%;
	dated 02/15/15 - 08/15/40)
	Investment in Joint Trading Account; Deutsche	534		534
	Bank Repurchase Agreement; 0.02% dated
	12/31/2013 maturing 01/02/2014
	(collateralized by US Government
	Securities; $544,630; 0.00% - 5.27%; dated
	10/13/15 - 10/11/33)

See accompanying notes

111

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS - 96.41%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.01%					Biotechnology - 6.29%
MDC Partners Inc	343		$9		Acorda Therapeutics Inc (a)	707		$21
					Aegerion Pharmaceuticals Inc (a)	2,696		192
					Alnylam Pharmaceuticals Inc (a)	13,560		872
Aerospace & Defense - 0.56%					AMAG Pharmaceuticals Inc (a)	583		14
Astronics Corp (a)	5,136		262
					Arena Pharmaceuticals Inc (a),(b)	3,338		19
Cubic Corp	38		2		BIND Therapeutics Inc (a),(b)	19,990		302
GenCorp Inc (a)	849		15
					Biotime Inc (a),(b)	1,035		4
HEICO Corp	1,029		60		Bluebird Bio Inc (a),(b)	164		3
Innovative Solutions & Support Inc (a)	347		2
					Cambrex Corp (a)	39,851		710
Kaman Corp	492		19		Celldex Therapeutics Inc (a)	1,335		32
M/A-COM Technology Solutions Holdings Inc	270		5		Chelsea Therapeutics International Ltd (a)	1,880		8
(a)
					Curis Inc (a)	1,670		5
Moog Inc (a)	112		8
					Emergent Biosolutions Inc (a)	144		3
Teledyne Technologies Inc (a)	205		19
					Epizyme Inc (a),(b)	159		3
			$392		Exact Sciences Corp (a)	1,083		13
Agriculture - 0.04%					Exelixis Inc (a),(b)	2,856		17
Tejon Ranch Co (a)	358		13		Halozyme Therapeutics Inc (a)	1,363		20
Vector Group Ltd	700		12		ImmunoGen Inc (a)	1,143		17
			$25		Intercept Pharmaceuticals Inc (a)	5,891		402
					InterMune Inc (a)	1,320		19
Airlines - 1.92%					Intrexon Corp (a),(b)	8,430		201
Allegiant Travel Co	232		25		Lexicon Pharmaceuticals Inc (a)	5,924		11
Republic Airways Holdings Inc (a)	726		8		Ligand Pharmaceuticals Inc (a)	308		16
SkyWest Inc	93		1		MacroGenics Inc (a)	8,750		240
Spirit Airlines Inc (a)	28,659		1,301		Medicines Co/The (a)	1,102		43
			$1,335		Momenta Pharmaceuticals Inc (a)	609		11
Apparel - 0.27%					NeoGenomics Inc (a)	905		3
Crocs Inc (a)	1,345		21		Novavax Inc (a),(b)	2,884		15
G-III Apparel Group Ltd (a)	225		17		NPS Pharmaceuticals Inc (a)	24,314		738
Iconix Brand Group Inc (a)	469		19		OncoGenex Pharmaceutical Inc (a)	406		3
Oxford Industries Inc	216		18		Onconova Therapeutics Inc (a),(b)	140		2
Quiksilver Inc (a)	1,494		13		PDL BioPharma Inc (b)	2,444		21
RG Barry Corp	22		—		PTC Therapeutics Inc (a),(b)	226		4
Steven Madden Ltd (a)	1,084		40		Puma Biotechnology Inc (a)	344		36
					Repligen Corp (a)	837		11
Wolverine World Wide Inc	1,806		61		Sangamo Biosciences Inc (a)	946		13
			$189		Sequenom Inc (a)	3,224		8
Automobile Manufacturers - 0.00%					Stemline Therapeutics Inc (a)	250		5
Wabash National Corp (a)	148		2		Sunesis Pharmaceuticals Inc (a)	874		4
					Verastem Inc (a),(b)	26,287		300
Automobile Parts & Equipment - 0.23%								$4,361
American Axle & Manufacturing Holdings Inc	824		17		Building Materials - 3.86%
(a)					AAON Inc	510		16
Cooper Tire & Rubber Co	204		5		Apogee Enterprises Inc	8,883		319
Dana Holding Corp	329		6		Boise Cascade Co (a)	329		10
Dorman Products Inc (a)	454		25		Comfort Systems USA Inc	257		5
Gentherm Inc (a)	587		16		Drew Industries Inc	401		21
Standard Motor Products Inc	385		14		Headwaters Inc (a)	1,134		11
Tenneco Inc (a)	1,095		62		Louisiana-Pacific Corp (a)	1,764		33
Titan International Inc	630		11		Nortek Inc (a)	239		18
Tower International Inc (a)	168		4		Patrick Industries Inc (a)	179		5
			$160		PGT Inc (a)	896		9
Banks - 5.21%					Simpson Manufacturing Co Inc	89		3
					Texas Industries Inc (a)	312		21
Bank of the Ozarks Inc	20,043		1,134		Trex Co Inc (a)	19,465		1,548
CoBiz Financial Inc	36,343		435		US Concrete Inc (a)	371		8
Customers Bancorp Inc (a)	14,933		305
					USG Corp (a)	22,984		653
First Financial Bankshares Inc (b)	487		32
First Internet Bancorp	4,090		92					$2,680
First NBC Bank Holding Co (a)	19,130		618		Chemicals - 1.34%
Home BancShares Inc/AR	322		12		Aceto Corp	170		4
PacWest Bancorp	1,230		52		American Pacific Corp (a)	159		6
SVB Financial Group (a)	8,925		936		American Vanguard Corp	500		12
			$3,616		Balchem Corp	517		30
					Chemtura Corp (a)	1,513		42
Beverages - 0.06%					Ferro Corp (a)	1,267		16
Boston Beer Co Inc/The (a)	128		31
Coca-Cola Bottling Co Consolidated	127		9		HB Fuller Co	895		47
			$40		Innophos Holdings Inc	338		17
					Innospec Inc	377		17
					KMG Chemicals Inc	184		3

See accompanying notes

112

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Chemicals (continued)					Computers - 0.61%
Landec Corp (a)	700		$9		Datalink Corp (a)	509		$6
Oil-Dri Corp of America	32		1		Electronics For Imaging Inc (a)	446		17
Olin Corp	915		26		FleetMatics Group PLC (a)	458		20
OM Group Inc (a)	56		2		iGate Corp (a)	629		25
OMNOVA Solutions Inc (a)	1,298		12		Immersion Corp (a)	692		7
PolyOne Corp	18,638		659		j2 Global Inc	844		42
Quaker Chemical Corp	86		7		Luxoft Holding Inc (a)	95		4
Stepan Co	199		13		Manhattan Associates Inc (a)	358		42
Zep Inc	235		4		Maxwell Technologies Inc (a)	785		6
			$927		MTS Systems Corp	283		20
					Netscout Systems Inc (a)	666		20
Commercial Services - 2.57%					Qualys Inc (a)	417		10
Accretive Health Inc (a)	1,583		15		Silicon Graphics International Corp (a)	910		12
Advisory Board Co/The (a)	541		34		Synaptics Inc (a)	589		30
American Public Education Inc (a)	312		14		Syntel Inc (a)	279		25
AMN Healthcare Services Inc (a)	1,268		19
					Transact Technologies Inc	3,980		50
Barrett Business Services Inc	190		18		Uni-Pixel Inc (a),(b)	6,286		63
Brink's Co/The	601		21		Unisys Corp (a)	60		2
Capella Education Co	196		13		Virtusa Corp (a)	370		14
Cardtronics Inc (a)	825		36		Vocera Communications Inc (a)	488		8
Carriage Services Inc	424		8					$423
Chemed Corp (b)	329		25
Corporate Executive Board Co	603		47		Consumer Products - 0.11%
Corvel Corp (a)	304		14		Blyth Inc (b)	255		3
CoStar Group Inc (a)	524		97		Costa Inc (a)	236		5
Deluxe Corp	584		30		Spectrum Brands Holdings Inc	393		28
Electro Rent Corp	262		5		Tumi Holdings Inc (a)	841		19
Euronet Worldwide Inc (a)	904		43		WD-40 Co	285		21
EVERTEC Inc	454		11					$76
ExamWorks Group Inc (a)	522		16
ExlService Holdings Inc (a)	589		16		Cosmetics & Personal Care - 0.04%
					Elizabeth Arden Inc (a)	399		14
Forrester Research Inc	339		13
Franklin Covey Co (a)	168		3		Inter Parfums Inc	306		11
Grand Canyon Education Inc (a)	802		35		Revlon Inc (a)	102		3
H&E Equipment Services Inc (a)	19,273		571					$28
Hackett Group Inc/The	212		1		Distribution & Wholesale - 3.71%
Healthcare Services Group Inc	1,050		30		Beacon Roofing Supply Inc (a)	755		31
Heartland Payment Systems Inc	668		33		Core-Mark Holding Co Inc	43		3
HMS Holdings Corp (a)	1,527		35		Houston Wire & Cable Co	159		2
Huron Consulting Group Inc (a)	84		5		MWI Veterinary Supply Inc (a)	10,849		1,851
Insperity Inc	404		15		Owens & Minor Inc	365		13
ITT Educational Services Inc (a),(b)	413		14		Pool Corp	838		49
JTH Holding Inc (a)	116		3		Watsco Inc	396		38
K12 Inc (a)	748		16		WESCO International Inc (a)	6,470		589
Kforce Inc	690		14					$2,576
Landauer Inc	267		14
LifeLock Inc (a)	1,074		18		Diversified Financial Services - 2.28%
Matthews International Corp	328		14		BGC Partners Inc	2,184		13
MAXIMUS Inc	1,233		54		Blackhawk Network Holdings Inc (a)	8,648		219
Medifast Inc (a)	388		10		Cohen & Steers Inc (b)	336		14
MoneyGram International Inc (a)	143		3		Credit Acceptance Corp (a)	122		16
Monro Muffler Brake Inc	549		31		Diamond Hill Investment Group Inc	75		9
Multi-Color Corp	201		8		Ellie Mae Inc (a)	475		13
National Research Corp (a)	104		2		Encore Capital Group Inc (a)	345		17
Odyssey Marine Exploration Inc (a)	2,007		4		Evercore Partners Inc - Class A	11,086		662
On Assignment Inc (a)	810		28		Financial Engines Inc	4,615		321
PAREXEL International Corp (a)	982		44		FXCM Inc	1,009		18
Performant Financial Corp (a)	603		6		GAMCO Investors Inc	161		14
Providence Service Corp/The (a)	286		7		Greenhill & Co Inc	433		25
RPX Corp (a)	122		2		Higher One Holdings Inc (a)	903		9
Sotheby's	1,200		64		INTL. FCStone Inc (a)	122		2
Steiner Leisure Ltd (a)	126		6		MarketAxess Holdings Inc	664		44
Strayer Education Inc (a)	292		10		Outerwall Inc (a),(b)	512		35
Team Health Holdings Inc (a)	1,186		54		Portfolio Recovery Associates Inc (a)	897		47
Team Inc (a)	369		16		Pzena Investment Management Inc	225		3
TeleTech Holdings Inc (a)	349		8		Regional Management Corp (a)	74		3
TrueBlue Inc (a)	718		19		Virtus Investment Partners Inc (a)	105		21
VistaPrint NV (a)	595		34		WageWorks Inc (a)	440		26
WEX Inc (a)	597		59		Westwood Holdings Group Inc	181		11
			$1,785		WisdomTree Investments Inc (a)	1,542		27

See accompanying notes

113

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Diversified Financial Services (continued)					Environmental Control (continued)
World Acceptance Corp (a),(b)	160		$14		Darling International Inc (a)	888		$19
			$1,583		Mine Safety Appliances Co	499		26
					Pure Cycle Corp (a)	473		3
Electric - 0.02%					Tetra Tech Inc (a)	136		4
EnerNOC Inc (a)	254		5
Pike Corp (a)	395		4		US Ecology Inc	337		12
UNS Energy Corp	69		4					$102
			$13		Food - 0.56%
					Annie's Inc (a)	375		16
Electrical Components & Equipment - 1.50%					B&G Foods Inc	820		28
Acuity Brands Inc	7,273		796		Boulder Brands Inc (a)	859		13
Advanced Energy Industries Inc (a)	659		15
					Calavo Growers Inc	333		10
Belden Inc	709		50		Cal-Maine Foods Inc	196		12
Coleman Cable Inc	243		6		Hain Celestial Group Inc (a)	702		64
Encore Wire Corp	71		4		Harris Teeter Supermarkets Inc	155		8
EnerSys Inc	278		20		J&J Snack Foods Corp	275		24
Generac Holdings Inc	925		52		Lancaster Colony Corp	285		25
Graham Corp	269		10		Lifeway Foods Inc	122		2
Insteel Industries Inc	456		10		Nutrisystem Inc	802		13
Littelfuse Inc	364		34		Pilgrim's Pride Corp (a)	1,147		19
SunPower Corp (a),(b)	738		22
Universal Display Corp (a)	624		21		Sanderson Farms Inc	424		31
					SUPERVALU Inc (a)	2,849		21
			$1,040		Tootsie Roll Industries Inc	489		16
Electronics - 2.37%					TreeHouse Foods Inc (a)	444		30
Analogic Corp	148		13		United Natural Foods Inc (a)	757		57
Applied Optoelectronics Inc (a)	20,650		310		Village Super Market Inc	111		3
Badger Meter Inc	274		15					$392
Coherent Inc (a)	369		27
Control4 Corp (a),(b)	8,250		146		Forest Products & Paper - 0.17%
					Clearwater Paper Corp (a)	305		16
ESCO Technologies Inc	210		7		Deltic Timber Corp	172		12
FARO Technologies Inc (a)	8,803		513		KapStone Paper and Packaging Corp (a)	727		40
FEI Co	758		68		Neenah Paper Inc	46		2
Fluidigm Corp (a)	444		17
InvenSense Inc (a),(b)	1,016		21		Orchids Paper Products Co	143		5
Measurement Specialties Inc (a)	251		15		PH Glatfelter Co	650		18
					Schweitzer-Mauduit International Inc	389		20
Mesa Laboratories Inc	70		6		Xerium Technologies Inc (a)	295		5
Methode Electronics Inc	10,923		373					$118
NVE Corp (a)	135		8
OSI Systems Inc (a)	282		15		Gas - 0.01%
Rofin-Sinar Technologies Inc (a)	53		1		South Jersey Industries Inc	160		9
Rogers Corp (a)	176		11
Stoneridge Inc (a)	648		8
Taser International Inc (a)	936		15		Hand & Machine Tools - 0.04%
Watts Water Technologies Inc	57		4		Franklin Electric Co Inc	686		31
Woodward Inc	1,067		49
			$1,642		Healthcare - Products - 3.65%
					Abaxis Inc (a)	394		16
Energy - Alternate Sources - 0.02%					ABIOMED Inc (a)	684		18
Clean Energy Fuels Corp (a),(b)	1,051		14		Accuray Inc (a)	2,078		18
FutureFuel Corp	144		2		Align Technology Inc (a)	1,274		73
Renewable Energy Group Inc (a)	106		1		ArthroCare Corp (a)	407		16
			$17		AtriCure Inc (a)	565		11
Engineering & Construction - 0.08%					Atrion Corp	44		13
Aegion Corp (a)	122		3		Biolase Inc (a)	1		—
Exponent Inc	237		18		Cantel Medical Corp	577		20
MasTec Inc (a)	1,051		34		Cardiovascular Systems Inc (a)	367		13
			$55		Cepheid Inc (a)	12,549		586
					Cerus Corp (a)	1,952		13
Entertainment - 1.97%					Cyberonics Inc (a)	482		32
Carmike Cinemas Inc (a)	11,980		334		Cynosure Inc (a)	12,695		339
Churchill Downs Inc	242		22		DexCom Inc (a)	1,220		43
Multimedia Games Holding Co Inc (a)	29,869		937		Endologix Inc (a)	1,109		19
National CineMedia Inc	457		9		Exactech Inc (a)	56		1
Pinnacle Entertainment Inc (a)	824		21		Female Health Co/The	579		5
Vail Resorts Inc	551		41		GenMark Diagnostics Inc (a)	1,005		13
			$1,364		Genomic Health Inc (a)	452		13
					Globus Medical Inc (a)	943		19
Environmental Control - 0.15%					Haemonetics Corp (a)	890		37
Advanced Emissions Solutions Inc (a)	282		15
					Hanger Inc (a)	407		16
Calgon Carbon Corp (a)	927		19
					HeartWare International Inc (a)	286		27
Ceco Environmental Corp	237		4		ICU Medical Inc (a)	206		13

See accompanying notes

114

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Insurance - 1.20%
Insulet Corp (a)	933		$35		American Equity Investment Life Holding Co	133		$4
Integra LifeSciences Holdings Corp (a)	290		14		Amtrust Financial Services Inc	19,719		645
LDR Holding Corp (a),(b)	1,130		27		Argo Group International Holdings Ltd	249		12
LipoScience Inc (a)	16,815		71		Crawford & Co	267		2
Luminex Corp (a)	653		13		eHealth Inc (a)	283		13
Masimo Corp (a)	849		25		Employers Holdings Inc	606		19
Merge Healthcare Inc (a)	1,801		4		HCI Group Inc (b)	251		13
Meridian Bioscience Inc	732		19		Health Insurance Innovations Inc (a)	7,755		78
MiMedx Group Inc (a)	2,307		20		Infinity Property & Casualty Corp	155		11
NanoString Technologies Inc (a)	18,563		320		Maiden Holdings Ltd	179		2
Natus Medical Inc (a)	492		11		MGIC Investment Corp (a)	3,054		26
NuVasive Inc (a)	253		8		Third Point Reinsurance Ltd (a)	190		4
NxStage Medical Inc (a)	1,638		16		United Fire Group Inc	45		1
PhotoMedex Inc (a),(b),(c)	120		2					$830
Quidel Corp (a)	502		16
Spectranetics Corp (a)	713		18		Internet - 5.10%
STAAR Surgical Co (a)	923		15		1-800-Flowers.com Inc (a)	560		3
					Blucora Inc (a)	464		14
STERIS Corp	1,018		49		Blue Nile Inc (a)	339		16
SurModics Inc (a)	392		10
Tandem Diabetes Care Inc (a)	1,640		42		Brightcove Inc (a)	35,041		495
TearLab Corp (a),(b)	774		7		BroadSoft Inc (a)	432		12
Thoratec Corp (a)	8,480		310		ChannelAdvisor Corp (a)	14,670		612
					Chegg Inc (a)	31,220		266
Utah Medical Products Inc	92		5
Vascular Solutions Inc (a)	466		11		Cogent Communications Group Inc	828		33
Volcano Corp (a)	962		21		comScore Inc (a)	640		18
					Constant Contact Inc (a)	554		17
West Pharmaceutical Services Inc	1,194		59		Dealertrack Technologies Inc (a)	609		29
Zeltiq Aesthetics Inc (a)	488		9
					Dice Holdings Inc (a)	1,093		8
			$2,531		eGain Corp (a)	348		4
Healthcare - Services - 2.40%					Global Eagle Entertainment Inc (a)	12,280		183
Acadia Healthcare Co Inc (a)	23,725		1,123		Global Sources Ltd (a)	90		1
Air Methods Corp (a)	680		40		HealthStream Inc (a)	564		18
Alliance HealthCare Services Inc (a)	52		1		HomeAway Inc (a)	22,765		931
Amsurg Corp (a)	249		11		Lionbridge Technologies Inc (a)	1,528		9
Bio-Reference Labs Inc (a),(b)	685		18		Liquidity Services Inc (a),(b)	696		16
Capital Senior Living Corp (a)	785		19		magicJack VocalTec Ltd (a)	285		3
Centene Corp (a)	948		56		Move Inc (a)	1,117		18
Emeritus Corp (a)	695		15		NIC Inc	1,169		29
Ensign Group Inc/The	321		14		OpenTable Inc (a)	419		33
Gentiva Health Services Inc (a)	846		11		Orbitz Worldwide Inc (a)	655		5
HealthSouth Corp	1,260		42		Overstock.com Inc (a)	319		10
Healthways Inc (a)	609		9		Perficient Inc (a)	119		3
IPC The Hospitalist Co Inc (a)	302		18		Responsys Inc (a)	937		26
Molina Healthcare Inc (a)	489		17		RetailMeNot Inc (a)	190		5
Skilled Healthcare Group Inc (a)	485		2		Saba Software Inc (a)	34,441		422
Surgical Care Affiliates Inc (a)	7,470		260		Sapient Corp (a)	1,993		35
US Physical Therapy Inc	328		12		Shutterfly Inc (a)	586		30
			$1,668		Shutterstock Inc (a)	138		12
					SPS Commerce Inc (a)	231		15
Home Builders - 1.03%					Stamps.com Inc (a)	352		15
Cavco Industries Inc (a)	166		11		support.com Inc (a)	1,409		5
KB Home	1,274		23		Travelzoo Inc (a)	194		4
Meritage Homes Corp (a)	8,691		417		Trulia Inc (a)	425		15
Ryland Group Inc/The	716		31		ValueClick Inc (a)	1,383		32
Taylor Morrison Home Corp (a)	9,739		219		VirnetX Holding Corp (a),(b)	668		13
Winnebago Industries Inc (a)	495		14		Web.com Group Inc (a)	639		20
			$715		WebMD Health Corp (a)	580		23
Home Furnishings - 0.39%					XO Group Inc (a)	715		11
American Woodmark Corp (a)	268		11		Yelp Inc (a)	453		31
Daktronics Inc	245		4		Zillow Inc (a),(b)	418		34
DTS Inc/CA (a)	512		12		Zix Corp (a)	1,635		7
iRobot Corp (a)	496		17					$3,541
La-Z-Boy Inc	363		11		Leisure Products & Services - 0.69%
Select Comfort Corp (a)	9,654		203
TiVo Inc (a)	1,082		14		Arctic Cat Inc	232		13
					Black Diamond Inc (a)	26,007		347
Universal Electronics Inc (a)	39		2
					Brunswick Corp/DE	1,540		71
			$274		Interval Leisure Group Inc	713		22
Housewares - 0.02%					Life Time Fitness Inc (a)	346		16
Libbey Inc (a)	578		12		Nautilus Inc (a)	838		7
								$476

See accompanying notes

115

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Lodging - 0.04%					Office Furnishings - 0.15%
Boyd Gaming Corp (a)	1,065		$12		Herman Miller Inc	1,035		$31
Caesars Entertainment Corp (a)	556		12		HNI Corp	772		30
Monarch Casino & Resort Inc (a)	127		2		Interface Inc	920		20
			$26		Knoll Inc	869		16
					Steelcase Inc	286		4
Machinery - Construction & Mining - 0.02%								$101
Hyster-Yale Materials Handling Inc	185		17
					Oil & Gas - 4.04%
					Abraxas Petroleum Corp (a)	2,254		7
Machinery - Diversified - 2.03%					Apco Oil and Gas International Inc (a)	47		1
Albany International Corp	114		4		Approach Resources Inc (a)	525		10
Altra Industrial Motion Corp	485		17		Arabian American Development Co (a)	486		6
Applied Industrial Technologies Inc	685		34		Bill Barrett Corp (a),(b)	381		10
Chart Industries Inc (a)	1,891		181
					Bonanza Creek Energy Inc (a)	502		22
Cognex Corp (a)	1,579		60
					Carrizo Oil & Gas Inc (a)	613		27
Columbus McKinnon Corp/NY (a)	75		2
					Contango Oil & Gas Co (a)	67		3
DXP Enterprises Inc (a)	167		19
					Delek US Holdings Inc	433		15
Gorman-Rupp Co/The	362		12		Diamondback Energy Inc (a)	7,606		402
Lindsay Corp (b)	231		19
					EPL Oil & Gas Inc (a)	261		7
Middleby Corp/The (a)	4,338		1,041
					Evolution Petroleum Corp	475		6
Tennant Co	286		19		Gastar Exploration Inc (a)	1,523		11
			$1,408		Goodrich Petroleum Corp (a)	858		15
Media - 0.70%					Gulfport Energy Corp (a)	9,075		573
Cumulus Media Inc (a)	1,840		14		Kodiak Oil & Gas Corp (a)	4,712		53
Gray Television Inc (a)	26,525		395		LinnCo LLC	483		15
Nexstar Broadcasting Group Inc	517		29		Magnum Hunter Resources Corp (a)	118,655		867
Saga Communications Inc	37		2		Magnum Hunter Resources Corp - Warrants	11,865		—
Sinclair Broadcast Group Inc	1,232		44		(a),(c),(d)
			$484		Panhandle Oil and Gas Inc	181		6
					Rex Energy Corp (a)	27,199		536
Metal Fabrication & Hardware - 0.24%					Rosetta Resources Inc (a)	1,084		52
CIRCOR International Inc	35		3		Sanchez Energy Corp (a)	4,590		113
Furmanite Corp (a)	638		7		Synergy Resources Corp (a)	1,367		13
Mueller Industries Inc	496		31		Triangle Petroleum Corp (a)	343		3
Mueller Water Products Inc - Class A	2,869		27		Vaalco Energy Inc (a)	788		5
RBC Bearings Inc (a)	412		29		Western Refining Inc (b)	520		22
Rexnord Corp (a)	544		15
								$2,800
Sun Hydraulics Corp	330		13
Worthington Industries Inc	941		40		Oil & Gas Services - 0.23%
			$165		CARBO Ceramics Inc	146		17
					Flotek Industries Inc (a)	835		17
Mining - 0.58%					Forum Energy Technologies Inc (a)	542		15
AMCOL International Corp	284		10		Geospace Technologies Corp (a)	224		21
Materion Corp	291		9		Hornbeck Offshore Services Inc (a)	52		3
United States Lime & Minerals Inc (a)	46		3		ION Geophysical Corp (a)	785		3
US Silica Holdings Inc (b)	11,148		380		Matrix Service Co (a)	140		3
			$402		Newpark Resources Inc (a)	1,189		15
					SEACOR Holdings Inc (a)	45		4
Miscellaneous Manufacturing - 0.82%
AZZ Inc	465		23		Targa Resources Corp	511		45
Blount International Inc (a)	883		13		TGC Industries Inc (a)	417		3
					Thermon Group Holdings Inc (a)	480		13
Chase Corp	55		2
CLARCOR Inc	908		58					$159
EnPro Industries Inc (a)	289		17		Packaging & Containers - 0.09%
Federal Signal Corp (a)	1,135		17		AEP Industries Inc (a)	117		6
GP Strategies Corp (a)	411		12		Berry Plastics Group Inc (a)	940		22
Handy & Harman Ltd (a)	132		3		Graphic Packaging Holding Co (a)	3,739		36
Hillenbrand Inc	838		25					$64
John Bean Technologies Corp	520		15
Koppers Holdings Inc	363		17		Pharmaceuticals - 4.59%
Myers Industries Inc	101		2		ACADIA Pharmaceuticals Inc (a)	1,143		29
Park-Ohio Holdings Corp (a)	233		12		Akorn Inc (a)	35,674		879
Polypore International Inc (a),(b)	724		28		Ampio Pharmaceuticals Inc (a),(b)	871		6
Proto Labs Inc (a)	3,162		225		Anacor Pharmaceuticals Inc (a),(b)	710		12
Raven Industries Inc	561		23		Anika Therapeutics Inc (a)	194		7
Smith & Wesson Holding Corp (a),(b)	989		13		Array BioPharma Inc (a)	3,273		16
Standex International Corp	78		5		Auxilium Pharmaceuticals Inc (a)	881		18
Sturm Ruger & Co Inc (b)	342		25		AVANIR Pharmaceuticals Inc (a)	4,078		14
Trimas Corp (a)	795		32		BioDelivery Sciences International Inc (a)	826		5
			$567		BioScrip Inc (a)	335		2
					Clovis Oncology Inc (a)	277		17
					Cytori Therapeutics Inc (a)	1,381		4

See accompanying notes

116

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)					REITS (continued)
Dyax Corp (a)	2,117		$16		Sovran Self Storage Inc	511		$33
Endocyte Inc (a),(b)	831		9		Strategic Hotels & Resorts Inc (a)	2,646		25
Furiex Pharmaceuticals Inc (a)	177		7		Sun Communities Inc	631		27
Hi-Tech Pharmacal Co Inc (a)	112		5		Urstadt Biddle Properties Inc	517		10
Hyperion Therapeutics Inc (a),(b)	225		5		Washington Real Estate Investment Trust	510		12
Insys Therapeutics Inc (a)	5,741		222					$422
Ironwood Pharmaceuticals Inc (a)	1,432		17
Isis Pharmaceuticals Inc (a)	14,809		590		Retail - 9.44%
Keryx Biopharmaceuticals Inc (a),(b)	1,487		19		AFC Enterprises Inc (a)	430		17
Lannett Co Inc (a)	512		17		ANN Inc (a)	849		31
Lifevantage Corp (a)	3,115		5		Asbury Automotive Group Inc (a)	483		26
MannKind Corp (a),(b)	2,590		13		Big 5 Sporting Goods Corp	454		9
Nektar Therapeutics (a)	1,408		16		BJ's Restaurants Inc (a)	375		12
Neogen Corp (a)	625		29		Bloomin' Brands Inc (a)	975		23
Opko Health Inc (a),(b)	3,303		28		Bravo Brio Restaurant Group Inc (a)	502		8
Osiris Therapeutics Inc (a),(b)	454		7		Brown Shoe Co Inc	475		13
Pacira Pharmaceuticals Inc/DE (a)	486		28		Buckle Inc/The	494		26
Portola Pharmaceuticals Inc (a)	11,221		289		Buffalo Wild Wings Inc (a)	332		49
Prestige Brands Holdings Inc (a)	960		34		Casey's General Stores Inc	704		50
Questcor Pharmaceuticals Inc (b)	904		49		CEC Entertainment Inc	311		14
Raptor Pharmaceutical Corp (a),(b)	915		12		Cheesecake Factory Inc/The	960		46
Receptos Inc (a)	161		5		Children's Place Retail Stores Inc/The (a)	213		12
Regulus Therapeutics Inc (a)	281		2		Christopher & Banks Corp (a)	34,440		294
Sagent Pharmaceuticals Inc (a)	516		13		Chuy's Holdings Inc (a)	10,043		362
Santarus Inc (a)	954		30		Conn's Inc (a)	397		31
Sarepta Therapeutics Inc (a),(b)	15,866		324		Cracker Barrel Old Country Store Inc	354		39
Sciclone Pharmaceuticals Inc (a)	1,069		5		Denny's Corp (a)	1,890		14
SIGA Technologies Inc (a),(b)	962		3		Destination Maternity Corp	329		10
Sucampo Pharmaceuticals Inc (a)	335		3		DineEquity Inc	134		11
Synageva BioPharma Corp (a)	4,129		267		Diversified Restaurant Holdings Inc (a)	16,175		77
TG Therapeutics Inc (a),(b)	412		2		Express Inc (a)	1,508		28
Threshold Pharmaceuticals Inc (a)	1,272		6		Fiesta Restaurant Group Inc (a)	304		16
USANA Health Sciences Inc (a)	160		12		Fifth & Pacific Cos Inc (a)	26,420		847
Vanda Pharmaceuticals Inc (a)	884		11		Finish Line Inc/The	472		13
ViroPharma Inc (a)	1,006		50		First Cash Financial Services Inc (a)	511		32
Vivus Inc (a),(b)	1,776		16		Five Below Inc (a)	8,034		347
Zogenix Inc (a)	2,011		7		Francesca's Holdings Corp (a)	778		14
					Genesco Inc (a)	306		22
			$3,182		Haverty Furniture Cos Inc	130		4
Pipelines - 0.38%					Hibbett Sports Inc (a),(b)	456		31
Crosstex Energy Inc	752		27		HSN Inc	598		37
Primoris Services Corp	6,263		195		Jack in the Box Inc (a)	11,387		570
SemGroup Corp	695		45		Jos A Bank Clothiers Inc (a)	115		6
			$267		Kirkland's Inc (a)	266		6
					Krispy Kreme Doughnuts Inc (a)	1,155		22
Private Equity - 0.60%					Lithia Motors Inc	5,412		376
GSV Capital Corp (a),(b)	34,279		414		Lumber Liquidators Holdings Inc (a)	5,539		570
					Mattress Firm Holding Corp (a),(b)	376		16
Real Estate - 0.02%					Nathan's Famous Inc (a)	72		4
HFF Inc (a)	483		13		New York & Co Inc (a)	469		2
Kennedy-Wilson Holdings Inc	151		3		Noodles & Co (a)	129		5
			$16		Papa John's International Inc	566		26
					Penske Automotive Group Inc	10,365		489
REITS - 0.61%					Pier 1 Imports Inc	1,675		39
Acadia Realty Trust	282		7		PriceSmart Inc	346		40
Alexander's Inc	57		19		Red Robin Gourmet Burgers Inc (a)	8,006		589
CoreSite Realty Corp	568		18		Restoration Hardware Holdings Inc (a)	2,489		167
DuPont Fabros Technology Inc	744		19		Rite Aid Corp (a)	8,099		41
EastGroup Properties Inc	504		29		Rush Enterprises Inc - Class A (a)	351		10
Geo Group Inc/The	539		17		Ruth's Hospitality Group Inc	962		14
Glimcher Realty Trust	2,276		21		Sonic Corp (a)	839		17
Healthcare Realty Trust Inc	663		14		Stein Mart Inc	396		5
Highwoods Properties Inc	494		18		Susser Holdings Corp (a)	275		18
Inland Real Estate Corp	1,272		13		Texas Roadhouse Inc	1,121		31
LTC Properties Inc	518		18		Tile Shop Holdings Inc (a),(b)	38,484		695
National Health Investors Inc	437		25		Tilly's Inc (a)	14,770		169
Potlatch Corp	712		30		Vera Bradley Inc (a),(b)	566		14
PS Business Parks Inc	324		25		Vitamin Shoppe Inc (a)	542		28
Ryman Hospitality Properties Inc	501		21		Zumiez Inc (a)	568		15
Sabra Health Care REIT Inc	417		11					$6,549
Saul Centers Inc	212		10

See accompanying notes

117

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans - 0.39%					Software (continued)
B of I Holding Inc (a)	220		$17		QAD Inc	175		$3
Investors Bancorp Inc	151		4		Qlik Technologies Inc (a)	22,848		609
Northfield Bancorp Inc/NJ	363		5		Quality Systems Inc	719		15
Oritani Financial Corp	377		6		Rally Software Development Corp (a)	25,440		495
Pacific Premier Bancorp Inc (a)	15,297		241		RealPage Inc (a)	835		19
			$273		SS&C Technologies Holdings Inc (a)	1,057		47
					Synchronoss Technologies Inc (a)	448		14
Semiconductors - 1.80%					Take-Two Interactive Software Inc (a)	1,244		22
Ambarella Inc (a)	509		17		Tyler Technologies Inc (a)	574		59
Applied Micro Circuits Corp (a)	1,121		15		Ultimate Software Group Inc/The (a)	4,473		685
Cabot Microelectronics Corp (a)	438		20		Verint Systems Inc (a)	813		35
Cavium Inc (a)	9,668		334
Cirrus Logic Inc (a)	696		14					$7,826
Cypress Semiconductor Corp (a)	2,243		24		Storage & Warehousing - 0.90%
Diodes Inc (a)	767		18		Wesco Aircraft Holdings Inc (a)	28,457		624
Entegris Inc (a)	564		7
Exar Corp (a)	1,072		13
GT Advanced Technologies Inc (a),(b)	1,539		13		Telecommunications - 5.58%
					8x8 Inc (a)	63,146		642
Hittite Microwave Corp (a)	573		35
Inphi Corp (a)	17,057		220		ADTRAN Inc	690		19
					Alliance Fiber Optic Products Inc (b)	310		5
Integrated Device Technology Inc (a)	1,057		11
					Anaren Inc (a)	51		1
Lattice Semiconductor Corp (a)	822		5
Microsemi Corp (a)	13,080		326		Anixter International Inc	283		25
					ARRIS Group Inc (a)	1,839		45
Monolithic Power Systems Inc (a)	564		20
					Aruba Networks Inc (a)	19,782		353
OmniVision Technologies Inc (a)	128		2
					Atlantic Tele-Network Inc	245		14
Power Integrations Inc	518		29		CalAmp Corp (a)	26,967		754
Rambus Inc (a)	1,999		19
					Calix Inc (a)	949		9
Semtech Corp (a)	1,207		30
					Ciena Corp (a)	10,595		254
Silicon Image Inc (a)	2,094		13
					Cincinnati Bell Inc (a)	1,885		7
SunEdison Inc (a)	4,094		53
					Comverse Inc (a)	335		13
Ultratech Inc (a)	487		14
					Consolidated Communications Holdings Inc	729		14
			$1,252		Fairpoint Communications Inc (a),(b)	489		5
Software - 11.28%					General Communication Inc (a)	848		9
ACI Worldwide Inc (a)	612		40		Gigamon Inc (a)	17,272		485
Actuate Corp (a)	1,243		10		HickoryTech Corp	378		5
Acxiom Corp (a)	333		12		IDT Corp - Class B	396		7
Advent Software Inc	600		21		Infinera Corp (a)	1,593		16
American Software Inc/Georgia	658		6		Inteliquent Inc	346		4
Aspen Technology Inc (a)	1,625		68		InterDigital Inc/PA	635		19
athenahealth Inc (a)	642		86		IPG Photonics Corp (a),(b)	3,462		269
AVG Technologies NV (a)	647		11		Ixia (a)	36,874		491
Blackbaud Inc	832		31		KVH Industries Inc (a)	356		5
Bottomline Technologies de Inc (a)	581		21		LogMeIn Inc (a)	373		12
Callidus Software Inc (a)	1,028		14		Loral Space & Communications Inc (a)	199		16
CommVault Systems Inc (a)	854		64		Lumos Networks Corp	433		9
Computer Programs & Systems Inc	194		12		Neonode Inc (a),(b)	32,230		204
Cornerstone OnDemand Inc (a)	10,992		586		NTELOS Holdings Corp	398		8
CSG Systems International Inc	495		15		Plantronics Inc	712		33
Cvent Inc (a)	130		5		Premiere Global Services Inc (a)	315		4
Demandware Inc (a)	288		18		RF Micro Devices Inc (a)	4,399		23
Ebix Inc (b)	579		9		RigNet Inc (a)	316		15
Envestnet Inc (a)	413		17		Shenandoah Telecommunications Co	585		15
EPAM Systems Inc (a)	23,486		821		Tessco Technologies Inc	12		—
Fair Isaac Corp	654		41		Ubiquiti Networks Inc (a),(b)	339		16
Guidewire Software Inc (a)	6,666		327		ViaSat Inc (a)	597		37
Imperva Inc (a)	15,106		727		West Corp	387		10
Infoblox Inc (a)	24,064		795					$3,872
Interactive Intelligence Group Inc (a)	282		19
Jive Software Inc (a)	12,525		141		Textiles - 0.04%
MedAssets Inc (a)	1,051		21		Culp Inc	192		4
Medidata Solutions Inc (a)	928		56		G&K Services Inc	88		6
MicroStrategy Inc (a)	162		20		UniFirst Corp/MA	142		15
Monotype Imaging Holdings Inc	702		22					$25
Omnicell Inc (a)	16,702		426		Transportation - 1.32%
PDF Solutions Inc (a)	13,162		337		Forward Air Corp	534		23
Pegasystems Inc	319		16		Heartland Express Inc	941		19
Progress Software Corp (a)	498		13		HUB Group Inc (a)	665		27
Proofpoint Inc (a)	27,244		903		Knight Transportation Inc	1,057		19
PROS Holdings Inc (a)	398		16		Matson Inc	752		20
PTC Inc (a)	2,160		76		PHI Inc (a)	29		1

See accompanying notes

118

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Cyclical	20 .80%
Transportation (continued)			Consumer, Non-cyclical	20 .31%
Roadrunner Transportation Systems Inc (a)	27,273	$735	Technology	13 .69%
Saia Inc (a)	428	14	Industrial	13 .10%
Swift Transportation Co (a),(b)	1,516	34	Financial	12 .08%
Universal Truckload Services Inc	146	4	Communications	11 .39%
UTI Worldwide Inc	986	17	Exchange Traded Funds	5 .19%
		$913	Energy	4 .67%
Trucking & Leasing - 0.02%			Basic Materials	2 .09%
TAL International Group Inc (b)	243	14	Utilities	0 .05%
			Liabilities in Excess of Other Assets, Net	(3 .37)%
			TOTAL NET ASSETS	100.00%
Water - 0.02%
American States Water Co	106	3
SJW Corp	118	3
York Water Co	270	6
		$12
TOTAL COMMON STOCKS		$66,891
INVESTMENT COMPANIES - 5.19%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 5.19%
Goldman Sachs Financial Square Funds -	3,600,276	3,600
Government Fund (e)

TOTAL INVESTMENT COMPANIES		$3,600
	Maturity
REPURCHASE AGREEMENTS - 1.77%	Amount (000's)	Value (000's)

Banks - 1.77%
Investment in Joint Trading Account; Barclays $	341	$340
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $347,574; 0.63% - 0.75%; dated
05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	341	341
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $347,574; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	156	156
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $158,892; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	390	390
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $397,229; 0.00% - 7.13%; dated
01/02/14 - 09/15/39)
		$1,227
TOTAL REPURCHASE AGREEMENTS		$1,227
Total Investments		$71,718
Liabilities in Excess of Other Assets, Net - (3.37)%		$(2,335)
TOTAL NET ASSETS - 100.00%		$69,383

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c) Security is Illiquid
(d)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes

119

Schedule of Investments
SmallCap Growth Account II
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	21	$2,314		$2,439	$125
Total						$125
Amounts in thousands except contracts

See accompanying notes

120

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS - 94.13%	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.04%					Banks (continued)
Harte-Hanks Inc	1,986		$15		Ames National Corp (b)	426		$10
Marchex Inc (a)	1,046		9		Arrow Financial Corp	499		13
MDC Partners Inc	811		21		Bancfirst Corp	1,529		85
			$45		Banco Latinoamericano de Comercio Exterior	4,294		120
					SA
Aerospace & Defense - 1.78%					Bancorp Inc/DE (a)	839		15
AAR Corp	16,788		470		BancorpSouth Inc	2,528		64
Aerovironment Inc (a)	491		14
					Bank of Kentucky Financial Corp	1,068		40
Cubic Corp	553		29		Bank of Marin Bancorp	254		11
Curtiss-Wright Corp	4,132		257		Bank of the Ozarks Inc	238		13
Ducommun Inc (a)	488		15
Esterline Technologies Corp (a)	3,636		370		Banner Corp	3,304		148
GenCorp Inc (a)	618		11		Bar Harbor Bankshares	176		7
					BBCN Bancorp Inc	7,452		124
Kaman Corp	436		17		BNC Bancorp	2,238		38
M/A-COM Technology Solutions Holdings Inc	333		6		Boston Private Financial Holdings Inc	6,476		81
(a)
Moog Inc (a)	2,181		149		Bridge Bancorp Inc	523		14
National Presto Industries Inc (a)	195		16		Bryn Mawr Bank Corp	623		19
Orbital Sciences Corp (a)	1,818		42		C&F Financial Corp	146		7
Teledyne Technologies Inc (a)	771		71		Camden National Corp	1,151		49
					Capital Bank Financial Corp (a)	648		15
Triumph Group Inc	8,100		616		Capital City Bank Group Inc (a)	585		7
			$2,083		Cardinal Financial Corp	13,170		237
Agriculture - 0.88%					Cathay General Bancorp	7,449		199
Alliance One International Inc (a)	3,947		12		Center Bancorp Inc	1,744		33
Andersons Inc/The	10,959		977		Century Bancorp Inc/MA	157		5
Universal Corp/VA	689		38		Chemical Financial Corp	2,995		95
			$1,027		Chemung Financial Corp	167		6
					Citizens & Northern Corp	4,059		84
Airlines - 1.21%					City Holding Co	4,479		207
American Airlines Group Inc (a)	3,529		89		CNB Financial Corp/PA	674		13
JetBlue Airways Corp (a)	6,035		51		CoBiz Financial Inc	7,362		88
Republic Airways Holdings Inc (a)	67,802		725		Columbia Banking System Inc	3,839		106
SkyWest Inc	37,488		556		Community Bank System Inc	3,542		140
			$1,421		Community Trust Bancorp Inc	4,078		184
					CommunityOne Bancorp (a)	3,300		42
Apparel - 0.89%					ConnectOne Bancorp Inc (a)	500		20
Columbia Sportswear Co	394		31		CU Bancorp (a)	439		8
Crocs Inc (a)	553		9
					Customers Bancorp Inc (a)	929		19
G-III Apparel Group Ltd (a)	1,787		132
Iconix Brand Group Inc (a)	9,603		381		CVB Financial Corp	27,678		472
					Eagle Bancorp Inc (a)	668		20
Jones Group Inc/The	13,012		195
Perry Ellis International Inc (a)	7,310		115		East West Bancorp Inc	3,300		115
RG Barry Corp	2,427		47		Enterprise Bancorp Inc/MA	336		7
Skechers U.S.A. Inc (a)	1,179		39		Enterprise Financial Services Corp	8,917		182
					Farmers Capital Bank Corp (a)	341		7
Unifi Inc (a)	696		19
Vince Holding Corp (a)	2,400		74		Fidelity Southern Corp	8,421		140
Weyco Group Inc	278		8		Financial Institutions Inc	4,831		120
					First Bancorp Inc/ME	903		16
			$1,050		First BanCorp/Puerto Rico (a)	10,700		66
Automobile Manufacturers - 0.02%					First Bancorp/Troy NC	2,509		42
Wabash National Corp (a)	1,886		23		First Busey Corp	13,663		79
					First Commonwealth Financial Corp	35,544		313
					First Community Bancshares Inc/VA	7,010		118
Automobile Parts & Equipment - 0.53%					First Financial Bancorp	8,243		143
American Axle & Manufacturing Holdings Inc	949		19		First Financial Bankshares Inc (b)	305		20
(a)
					First Financial Corp/IN	1,804		66
Cooper Tire & Rubber Co	3,404		82		First Financial Holdings Inc	2,553		170
Dana Holding Corp	15,767		310		First Interstate Bancsystem Inc	14,350		408
Fuel Systems Solutions Inc (a)	659		9
Meritor Inc (a)	2,918		31		First Merchants Corp	4,994		114
					First Midwest Bancorp Inc/IL	10,669		187
Miller Industries Inc/TN	506		9		First NBC Bank Holding Co (a)	194		6
Modine Manufacturing Co (a)	1,400		18
					First of Long Island Corp/The	800		34
Remy International Inc	4,646		108		FirstMerit Corp	60,445		1,343
Standard Motor Products Inc	259		10		FNB Corp/PA	4,594		58
Superior Industries International Inc	1,083		22		German American Bancorp Inc	1,376		39
			$618		Glacier Bancorp Inc	2,257		67
Banks - 13.54%					Great Southern Bancorp Inc	3,165		96
1st Source Corp	1,485		47		Hampton Roads Bankshares Inc (a)	5,500		10
1st United Bancorp Inc/Boca Raton	1,403		11		Hancock Holding Co	2,636		97
American National Bankshares Inc	358		9		Hanmi Financial Corp	43,443		951
Ameris Bancorp (a)	727		15		Heartland Financial USA Inc	3,485		101
					Heritage Financial Corp/WA	706		12

See accompanying notes

121

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Banks (continued)					Banks (continued)
Home BancShares Inc/AR	877		$33		Wilshire Bancorp Inc	46,638		$510
Horizon Bancorp/IN	3,500		89		Wintrust Financial Corp	1,132		52
Iberiabank Corp	2,783		175					$15,884
Independent Bank Corp/Rockland MA	4,599		180		Biotechnology - 0.92%
International Bancshares Corp	1,657		44		Alnylam Pharmaceuticals Inc (a)	155		10
Intervest Bancshares Corp (a)	825		6
					Cambrex Corp (a)	16,024		286
Lakeland Bancorp Inc	1,638		20		Celldex Therapeutics Inc (a)	5,140		125
Lakeland Financial Corp	2,684		105		Emergent Biosolutions Inc (a)	671		15
LCNB Corp	276		5		Enzon Pharmaceuticals Inc	1,779		2
MainSource Financial Group Inc	7,126		129		Foundation Medicine Inc (a),(b)	1,100		26
MB Financial Inc	1,675		54		Geron Corp (a)	3,464		16
Mercantile Bank Corp	399		9		Harvard Bioscience Inc (a)	1,056		5
Merchants Bancshares Inc	1,032		35		ImmunoGen Inc (a)	914		13
Metro Bancorp Inc (a)	646		14
					InterMune Inc (a)	270		4
MetroCorp Bancshares Inc	2,800		42		Karyopharm Therapeutics Inc (a)	1,600		37
Middleburg Financial Corp	250		5		MacroGenics Inc (a)	900		25
MidWestOne Financial Group Inc	309		8		NPS Pharmaceuticals Inc (a)	1,046		32
National Bankshares Inc	312		12		Pacific Biosciences of California Inc (a)	2,246		12
National Penn Bancshares Inc	13,273		150		Puma Biotechnology Inc (a)	4,400		455
NBT Bancorp Inc	10,455		271		Spectrum Pharmaceuticals Inc (a),(b)	1,874		17
Northrim BanCorp Inc	294		8
OFG Bancorp	16,868		293					$1,080
Old National Bancorp/IN	3,099		48		Building Materials - 0.15%
OmniAmerican Bancorp Inc (a)	536		11		Comfort Systems USA Inc	827		16
Pacific Continental Corp	826		13		Gibraltar Industries Inc (a)	1,439		27
PacWest Bancorp	4,453		188		Griffon Corp	1,186		16
Park National Corp (b)	345		29		Louisiana-Pacific Corp (a)	1,264		23
Park Sterling Corp	14,500		104		LSI Industries Inc	1,201		10
Peapack Gladstone Financial Corp	529		10		Quanex Building Products Corp	958		19
Penns Woods Bancorp Inc	209		11		Simpson Manufacturing Co Inc	1,130		42
Peoples Bancorp Inc/OH	4,053		91		Stock Building Supply Holdings Inc (a)	100		2
Pinnacle Financial Partners Inc	19,071		621		Universal Forest Products Inc	524		27
Preferred Bank/Los Angeles CA (a)	6,746		135					$182
PrivateBancorp Inc	26,585		769
Prosperity Bancshares Inc	1,871		119		Chemicals - 1.50%
Renasant Corp	806		25		A Schulman Inc	8,168		288
Republic Bancorp Inc/KY	2,035		50		Aceto Corp	676		17
S&T Bancorp Inc	907		23		Axiall Corp	10,232		486
Sandy Spring Bancorp Inc	775		22		HB Fuller Co	1,600		83
Sierra Bancorp	5,062		81		Innospec Inc	958		45
Simmons First National Corp	1,905		71		Intrepid Potash Inc (a),(b)	1,443		23
Southside Bancshares Inc	3,259		89		KMG Chemicals Inc	70		1
Southwest Bancorp Inc/Stillwater OK (a)	17,053		271		Kraton Performance Polymers Inc (a)	840		19
State Bank Financial Corp	827		15		Minerals Technologies Inc	7,846		471
StellarOne Corp	3,495		84		Oil-Dri Corp of America	229		9
Sterling Financial Corp/WA	892		30		Olin Corp	859		25
Suffolk Bancorp (a)	541		11		OM Group Inc (a)	998		36
Susquehanna Bancshares Inc	16,785		215		Penford Corp (a)	369		5
SY Bancorp Inc	1,943		62		Quaker Chemical Corp	331		25
Taylor Capital Group Inc (a)	2,400		64		Sensient Technologies Corp	1,672		81
Texas Capital Bancshares Inc (a)	1,075		67		Stepan Co	244		16
Tompkins Financial Corp	1,648		85		Zep Inc	6,345		115
TowneBank/Portsmouth VA	1,217		19		Zoltek Cos Inc (a)	724		12
Trico Bancshares	751		21					$1,757
TrustCo Bank Corp NY	2,796		20		Coal - 0.35%
Trustmark Corp	5,086		137		Alpha Natural Resources Inc (a)	5,777		41
UMB Financial Corp	10,508		675		Arch Coal Inc (b)	5,576		25
Umpqua Holdings Corp	2,987		57		Cloud Peak Energy Inc (a)	1,833		33
Union First Market Bankshares Corp	612		15		Hallador Energy Co	300		2
United Bankshares Inc/WV (b)	1,538		48
					L&L Energy Inc (a),(c)	1,386		2
United Community Banks Inc/GA (a)	1,337		24
					SunCoke Energy Inc (a)	11,214		256
Univest Corp of Pennsylvania	767		16		Walter Energy Inc (b)	1,063		18
ViewPoint Financial Group Inc	1,053		29		Westmoreland Coal Co (a)	1,998		39
Virginia Commerce Bancorp Inc (a)	5,800		99
Washington Banking Co	705		12					$416
Washington Trust Bancorp Inc	2,228		83		Commercial Services - 5.23%
Webster Financial Corp	7,103		221		ABM Industries Inc	16,801		481
WesBanco Inc	14,905		477		Acacia Research Corp	1,050		15
West Bancorporation Inc	7,216		114		Albany Molecular Research Inc (a)	1,073		11
Westamerica Bancorporation	712		40		ARC Document Solutions Inc (a)	23,267		191
Western Alliance Bancorp (a)	1,954		47		Ascent Capital Group Inc (a)	365		31

See accompanying notes

122

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)					Cosmetics & Personal Care (continued)
Bridgepoint Education Inc (a)	677		$12		Revlon Inc (a)	2,951		$74
Brink's Co/The	10,530		360					$81
CBIZ Inc (a)	1,741		16
CDI Corp	3,661		68		Distribution & Wholesale - 0.63%
Cenveo Inc (a),(b)	55,100		190		Core-Mark Holding Co Inc	2,388		181
Consolidated Graphics Inc (a)	3,332		225		Houston Wire & Cable Co	512		7
Convergys Corp	3,194		67		Owens & Minor Inc	1,457		53
Corinthian Colleges Inc (a)	16,513		30		ScanSource Inc (a)	2,217		94
CRA International Inc (a)	466		9		Titan Machinery Inc (a),(b)	806		14
Cross Country Healthcare Inc (a)	8,187		81		United Stationers Inc	8,614		396
Deluxe Corp	538		28					$745
Electro Rent Corp	418		8		Diversified Financial Services - 2.93%
Ennis Inc	771		14		Aircastle Ltd	7,839		150
Franklin Covey Co (a)	189		4		Arlington Asset Investment Corp	17,951		474
FTI Consulting Inc (a)	1,237		51		BGC Partners Inc	20,100		122
Global Cash Access Holdings Inc (a)	24,985		250		Calamos Asset Management Inc	881		10
Green Dot Corp (a)	31,668		796		California First National Bancorp	102		2
Hackett Group Inc/The	836		5		Cowen Group Inc (a)	49,870		195
Heidrick & Struggles International Inc	5,916		119		Credit Acceptance Corp (a)	1,100		143
Huron Consulting Group Inc (a)	605		38		DFC Global Corp (a)	6,242		71
ICF International Inc (a)	586		20		Doral Financial Corp (a)	305		5
Intersections Inc	435		3		Encore Capital Group Inc (a)	254		13
Kelly Services Inc	11,591		289		FBR & Co (a)	424		11
Kforce Inc	112		2		Federal Agricultural Mortgage Corp	454		16
Korn/Ferry International (a)	3,271		85		Gain Capital Holdings Inc	509		4
Live Nation Entertainment Inc (a)	8,694		172		Home Loan Servicing Solutions Ltd	2,205		51
Mac-Gray Corp	457		10		INTL. FCStone Inc (a)	446		8
Matthews International Corp	448		19		Investment Technology Group Inc (a)	10,641		218
McGrath RentCorp	398		16		Janus Capital Group Inc	4,476		55
MoneyGram International Inc (a)	709		15		JGWPT Holdings Inc (a),(b)	4,600		80
Monster Worldwide Inc (a)	3,483		25		JMP Group Inc	724		5
Multi-Color Corp	222		8		Manning & Napier Inc	2,520		45
National Research Corp (a)	278		5		Marlin Business Services Corp	376		10
Navigant Consulting Inc (a)	8,429		161		Medley Capital Corp	1,324		18
PHH Corp (a)	20,412		497		Nelnet Inc	8,612		363
PRGX Global Inc (a)	1,344		9		NewStar Financial Inc (a)	1,230		22
Quad/Graphics Inc	16,842		458		Nicholas Financial Inc	455		7
Rent-A-Center Inc/TX	1,629		54		Oppenheimer Holdings Inc	453		11
Resources Connection Inc	15,034		216		Piper Jaffray Cos (a)	8,925		353
RPX Corp (a)	13,535		229		Regional Management Corp (a)	9,320		316
Steiner Leisure Ltd (a)	298		15		Silvercrest Asset Management Group Inc	212		4
TeleTech Holdings Inc (a)	322		8		Springleaf Holdings Inc (a)	4,500		114
TrueBlue Inc (a)	15,600		402		Stifel Financial Corp (a)	1,928		92
Valassis Communications Inc	1,153		39		Walter Investment Management Corp (a)	1,106		39
Viad Corp	8,997		250		WhiteHorse Finance Inc	322		5
Xoom Corp (a)	900		25		World Acceptance Corp (a),(b)	4,700		411
			$6,132					$3,443

Computers - 2.01%					Electric - 3.64%
Agilysys Inc (a)	653		9		Allete Inc	1,293		64
CACI International Inc (a)	682		50		Avista Corp	1,987		56
Electronics For Imaging Inc (a)	6,336		246		Black Hills Corp	1,501		79
Imation Corp (a)	1,589		7		Cleco Corp	8,204		382
Insight Enterprises Inc (a)	11,716		266		Dynegy Inc (a)	2,615		56
Mentor Graphics Corp	2,821		68		El Paso Electric Co	7,673		270
Quantum Corp (a)	9,821		12		Empire District Electric Co	6,083		138
Spansion Inc (a)	38,430		534		EnerNOC Inc (a)	804		14
Super Micro Computer Inc (a)	947		16		Genie Energy Ltd (a)	3,800		39
Sykes Enterprises Inc (a)	1,148		25		IDACORP Inc	10,624		551
Unisys Corp (a)	32,840		1,102		MGE Energy Inc	2,600		151
Violin Memory Inc (a),(b)	4,500		18		NorthWestern Corp	7,853		340
			$2,353		NRG Yield Inc	593		24
Consumer Products - 0.83%					Ormat Technologies Inc	464		13
ACCO Brands Corp (a)	3,400		23		Otter Tail Corp	954		28
					Pike Corp (a)	543		6
CSS Industries Inc	444		13
Helen of Troy Ltd (a)	18,962		938		PNM Resources Inc	2,730		66
			$974		Portland General Electric Co	12,409		375
					UIL Holdings Corp	3,729		144
Cosmetics & Personal Care - 0.07%					Unitil Corp	2,600		79
Inter Parfums Inc	211		7		UNS Energy Corp	20,507		1,227

See accompanying notes

123

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)					Entertainment (continued)
Westar Energy Inc	5,300		$170		Marriott Vacations Worldwide Corp (a)	889		$47
			$4,272		National CineMedia Inc	1,219		24
					Reading International Inc (a)	798		6
Electrical Components & Equipment - 0.83%					Scientific Games Corp (a)	563		10
Advanced Energy Industries Inc (a)	112		2
					Speedway Motorsports Inc	5,932		118
Belden Inc	228		16					$312
Encore Wire Corp	478		26
EnerSys Inc	9,169		643		Environmental Control - 0.30%
General Cable Corp	1,395		41		Ceco Environmental Corp	4,399		71
GrafTech International Ltd (a)	3,081		35		Darling International Inc (a)	10,456		219
Insteel Industries Inc	62		1		GSE Holding Inc (a)	2,400		5
Littelfuse Inc	1,993		185		Tetra Tech Inc (a)	1,816		51
Powell Industries Inc	279		19		TRC Cos Inc (a)	740		5
			$968					$351

Electronics - 2.30%					Food - 1.30%
American Science & Engineering Inc	211		15		Chiquita Brands International Inc (a)	44,382		519
Analogic Corp	196		17		Diamond Foods Inc (a),(b)	582		15
Bel Fuse Inc	483		10		Fresh Del Monte Produce Inc	1,129		32
Benchmark Electronics Inc (a)	20,505		473		Harris Teeter Supermarkets Inc	1,306		65
Brady Corp	6,384		198		Ingles Markets Inc	555		15
Checkpoint Systems Inc (a)	2,598		41		John B Sanfilippo & Son Inc	363		9
Coherent Inc (a)	170		13		Pinnacle Foods Inc	7,451		205
Control4 Corp (a),(b)	123		2		Post Holdings Inc (a)	1,002		49
CTS Corp	992		20		Seaboard Corp (a)	8		22
ESCO Technologies Inc	536		18		Seneca Foods Corp - Class A (a)	381		12
FARO Technologies Inc (a)	70		4		Snyders-Lance Inc	1,260		36
GSI Group Inc (a)	8,015		90		Spartan Stores Inc	19,844		482
II-VI Inc (a)	1,529		27		SUPERVALU Inc (a)	2,453		18
Itron Inc (a)	1,170		48		Tootsie Roll Industries Inc	67		2
Measurement Specialties Inc (a)	80		5		TreeHouse Foods Inc (a)	387		27
Methode Electronics Inc	488		17		Village Super Market Inc	102		3
Multi-Fineline Electronix Inc (a)	407		6		Weis Markets Inc	324		17
Newport Corp (a)	4,534		81					$1,528
Park Electrochemical Corp	615		18
Plexus Corp (a)	1,009		44		Forest Products & Paper - 0.41%
Rofin-Sinar Technologies Inc (a)	845		23		Clearwater Paper Corp (a)	217		11
Rogers Corp (a)	310		19		Domtar Corp	1,200		113
Sanmina Corp (a)	60,320		1,007		Neenah Paper Inc	477		20
Sparton Corp (a)	471		13		Orchids Paper Products Co	41		1
Stoneridge Inc (a)	26,606		340		PH Glatfelter Co	3,014		83
TTM Technologies Inc (a)	1,576		14		Resolute Forest Products Inc (a)	10,242		165
Viasystems Group Inc (a)	175		2		Schweitzer-Mauduit International Inc	1,607		83
Vishay Precision Group Inc (a)	562		8					$476
Watts Water Technologies Inc	829		51		Gas - 1.61%
Zagg Inc (a)	14,519		63		Chesapeake Utilities Corp	1,617		97
Zygo Corp (a)	780		12		Laclede Group Inc/The	5,718		261
			$2,699		New Jersey Resources Corp	5,260		243
Energy - Alternate Sources - 0.77%					Northwest Natural Gas Co	6,298		270
FutureFuel Corp	1,683		27		Piedmont Natural Gas Co Inc	2,015		67
Green Plains Renewable Energy Inc	19,941		386		South Jersey Industries Inc	1,179		66
Renewable Energy Group Inc (a)	36,773		422		Southwest Gas Corp	9,658		540
REX American Resources Corp (a)	1,629		73		WGL Holdings Inc	8,474		339
			$908					$1,883

Engineering & Construction - 1.43%					Hand & Machine Tools - 0.08%
Aegion Corp (a)	1,044		23		Hardinge Inc	6,128		89
Argan Inc	654		18
Dycom Industries Inc (a)	622		17		Healthcare - Products - 1.27%
EMCOR Group Inc	15,353		651		Affymetrix Inc (a)	2,083		18
Engility Holdings Inc (a)	11,713		391		Alphatec Holdings Inc (a)	2,452		5
Granite Construction Inc	1,019		36		AngioDynamics Inc (a)	1,127		19
MYR Group Inc (a)	628		16		ArthroCare Corp (a)	215		9
Tutor Perini Corp (a)	10,400		274		Chindex International Inc (a)	518		9
VSE Corp	5,188		249		CONMED Corp	819		35
			$1,675		CryoLife Inc	1,261		14
					Cutera Inc (a)	677		7
Entertainment - 0.27%					Exactech Inc (a)	351		8
AMC Entertainment Holdings Inc (a)	2,100		43
					Greatbatch Inc (a)	2,283		101
Carmike Cinemas Inc (a)	759		21
					Hanger Inc (a)	574		23
International Speedway Corp	841		30		ICU Medical Inc (a)	51		3
Isle of Capri Casinos Inc (a)	1,500		13

See accompanying notes

124

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)					Insurance (continued)
Invacare Corp	921		$21		Amtrust Financial Services Inc	7,182		$235
Medical Action Industries Inc (a)	403		3		Argo Group International Holdings Ltd	539		25
Merit Medical Systems Inc (a)	1,251		20		Aspen Insurance Holdings Ltd	5,500		227
Natus Medical Inc (a)	10,787		243		Assured Guaranty Ltd	8,900		210
NuVasive Inc (a)	20,222		654		Baldwin & Lyons Inc	417		11
OraSure Technologies Inc (a)	28,505		179		CNO Financial Group Inc	65,337		1,156
Orthofix International NV (a)	906		21		Crawford & Co	756		7
PhotoMedex Inc (a),(b),(d)	443		6		Donegal Group Inc	334		5
Rockwell Medical Inc (a),(b)	878		9		Eastern Insurance Holdings Inc	303		7
Solta Medical Inc (a)	3,249		10		EMC Insurance Group Inc	204		6
Symmetry Medical Inc (a)	1,720		17		Employers Holdings Inc	430		14
Tornier NV (a)	778		15		Enstar Group Ltd (a)	183		25
Wright Medical Group Inc (a)	1,186		36		FBL Financial Group Inc	409		18
			$1,485		First American Financial Corp	3,280		93
					Fortegra Financial Corp (a)	305		3
Healthcare - Services - 0.99%					Greenlight Capital Re Ltd (a)	566		19
Addus HomeCare Corp (a)	223		5		Hilltop Holdings Inc (a)	1,885		44
Alliance HealthCare Services Inc (a)	139		3
Almost Family Inc (a)	4,656		150		Horace Mann Educators Corp	1,981		62
Amedisys Inc (a)	929		14		Independence Holding Co	363		5
Amsurg Corp (a)	666		31		Infinity Property & Casualty Corp	275		20
Ensign Group Inc/The	45		2		Investors Title Co	55		5
Five Star Quality Care Inc (a)	1,950		11		Kansas City Life Insurance Co	188		9
					Maiden Holdings Ltd	19,813		216
HealthSouth Corp	430		14		Markel Corp (a)	276		160
Healthways Inc (a)	540		8		MGIC Investment Corp (a)	3,818		32
Kindred Healthcare Inc	1,534		30		Montpelier Re Holdings Ltd ADR	1,379		40
LHC Group Inc (a)	640		15
Magellan Health Services Inc (a)	790		47		National Western Life Insurance Co	67		15
					Navigators Group Inc/The (a)	308		20
Molina Healthcare Inc (a)	16,250		565
					OneBeacon Insurance Group Ltd	1,061		17
National Healthcare Corp	305		17		Platinum Underwriters Holdings Ltd	887		54
Select Medical Holdings Corp	2,232		26		Primerica Inc	1,728		74
Skilled Healthcare Group Inc (a)	87		—
Triple-S Management Corp (a)	6,242		121		Radian Group Inc	3,288		46
Universal American Corp/NY	1,705		13		RLI Corp	638		62
WellCare Health Plans Inc (a)	1,286		91		Safety Insurance Group Inc	377		21
					Selective Insurance Group Inc	8,784		238
			$1,163		Stewart Information Services Corp	3,735		121
Holding Companies - Diversified - 0.04%					Symetra Financial Corp	10,767		204
Harbinger Group Inc (a)	1,512		18		Third Point Reinsurance Ltd (a)	860		16
National Bank Holdings Corp	1,366		29		United Fire Group Inc	3,559		102
			$47		Universal Insurance Holdings Inc	1,225		18
								$5,137
Home Builders - 0.09%
Cavco Industries Inc (a)	32		2		Internet - 0.94%
M/I Homes Inc (a)	814		21		1-800-Flowers.com Inc (a)	2,723		14
MDC Holdings Inc (a)	941		30		Bankrate Inc (a)	1,385		25
Meritage Homes Corp (a)	292		14		Bazaarvoice Inc (a)	2,200		17
Standard Pacific Corp (a)	4,402		40		Blucora Inc (a)	709		21
WCI Communities Inc (a)	139		3		Boingo Wireless Inc (a)	856		6
			$110		Chegg Inc (a)	23,100		197
					Dealertrack Technologies Inc (a)	223		11
Home Furnishings - 0.87%					ePlus Inc (a)	182		10
Daktronics Inc	866		14		FireEye Inc (a)	1,700		74
Ethan Allen Interiors Inc	160		5		FTD Cos Inc (a)	2,856		93
Flexsteel Industries Inc	224		7		Global Sources Ltd (a)	733		6
Kimball International Inc	29,872		449		ICG Group Inc (a)	933		17
La-Z-Boy Inc	1,181		37		IntraLinks Holdings Inc (a)	1,801		22
Norcraft Cos Inc (a)	4,200		82		magicJack VocalTec Ltd (a)	282		3
Select Comfort Corp (a)	153		3		PC-Tel Inc	3,328		32
Skullcandy Inc (a)	24,271		175		Perficient Inc (a)	871		20
TiVo Inc (a)	2,029		27		QuinStreet Inc (a)	5,648		50
Universal Electronics Inc (a)	5,401		205		Responsys Inc (a)	129		4
VOXX International Corp (a)	819		14		RetailMeNot Inc (a)	115		3
			$1,018		Shutterstock Inc (a)	106		9
					TeleCommunication Systems Inc (a)	2,179		5
Housewares - 0.08%					United Online Inc	3,863		53
Lifetime Brands Inc	5,944		94		Vocus Inc (a)	1,400		16
					WebMD Health Corp (a)	8,500		336
Insurance - 4.38%					zulily Inc (a),(b)	1,400		58
Ambac Financial Group Inc (a)	933		23					$1,102
American Equity Investment Life Holding Co	40,085		1,057
Amerisafe Inc	9,340		395

See accompanying notes

125

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Investment Companies - 0.91%					Media (continued)
Apollo Investment Corp	30,106		$256		McClatchy Co/The (a)	552		$2
BlackRock Kelso Capital Corp	2,191		20		Media General Inc (a),(b)	918		21
Capital Southwest Corp	409		14		Meredith Corp	1,099		57
Fifth Street Finance Corp	4,052		38		New York Times Co/The	3,935		62
Gladstone Capital Corp	3,672		35		Saga Communications Inc	159		8
Golub Capital BDC Inc	1,104		21		Salem Communications Corp	477		4
Main Street Capital Corp (b)	1,087		36		Scholastic Corp	786		27
MCG Capital Corp	13,567		59		Sinclair Broadcast Group Inc	6,755		241
Medallion Financial Corp	827		12					$1,740
New Mountain Finance Corp	1,278		19
PennantPark Floating Rate Capital Ltd	689		10		Metal Fabrication & Hardware - 1.22%
PennantPark Investment Corp	1,920		22		Ampco-Pittsburgh Corp	2,182		42
Prospect Capital Corp	38,856		436		CIRCOR International Inc	500		40
Solar Capital Ltd	1,187		27		Dynamic Materials Corp	637		14
					Furmanite Corp (a)	662		7
Stellus Capital Investment Corp	555		8
TCP Capital Corp	1,201		20		Global Brass & Copper Holdings Inc	6,300		104
TICC Capital Corp (b)	1,525		16		Haynes International Inc	322		18
Triangle Capital Corp	811		22		LB Foster Co	5,476		259
			$1,071		NN Inc	8,980		182
					Northwest Pipe Co (a)	442		17
Iron & Steel - 0.42%					Olympic Steel Inc	308		9
AK Steel Holding Corp (a),(b)	3,578		29		RTI International Metals Inc (a)	825		28
Commercial Metals Co	21,399		435		Worthington Industries Inc	16,900		711
Schnitzer Steel Industries Inc	659		22					$1,431
Shiloh Industries Inc (a)	278		5
			$491		Mining - 0.31%
					AMCOL International Corp	551		19
Leisure Products & Services - 0.10%					Coeur Mining Inc (a)	3,886		43
Brunswick Corp/DE	224		10		Globe Specialty Metals Inc	6,326		114
Callaway Golf Co	1,874		16		Hecla Mining Co	7,492		23
Diamond Resorts International Inc (a)	437		8		Horsehead Holding Corp (a)	1,143		19
Fox Factory Holding Corp (a)	232		4		Kaiser Aluminum Corp	505		35
Johnson Outdoors Inc	1,658		45		Materion Corp	483		15
Life Time Fitness Inc (a)	615		29		Molycorp Inc (a),(b)	3,953		22
			$112		Stillwater Mining Co (a)	3,114		38
					US Silica Holdings Inc	1,000		34
Lodging - 0.04%								$362
Marcus Corp/The	862		11
Monarch Casino & Resort Inc (a)	181		4		Miscellaneous Manufacturing - 0.58%
Orient-Express Hotels Ltd (a)	2,526		38		Actuant Corp	2,214		81
			$53		Barnes Group Inc	1,632		63
					Chase Corp	201		7
Machinery - Construction & Mining - 0.27%					EnPro Industries Inc (a)	1,172		67
Astec Industries Inc	594		23		Fabrinet (a)	843		17
Hyster-Yale Materials Handling Inc	3,200		298		FreightCar America Inc	4,200		112
			$321		Koppers Holdings Inc	1,500		69
Machinery - Diversified - 1.11%					Lydall Inc (a)	782		14
Alamo Group Inc	316		19		Movado Group Inc	503		22
Albany International Corp	710		26		Myers Industries Inc	797		17
Applied Industrial Technologies Inc	6,601		324		Park-Ohio Holdings Corp (a)	2,200		115
Briggs & Stratton Corp	22,436		488		Standex International Corp	1,609		101
Columbus McKinnon Corp/NY (a)	784		21					$685
Gerber Scientific Inc (a),(c),(d)	1,974		—
					Office Furnishings - 0.25%
Global Power Equipment Group Inc	797		16		HNI Corp	115		4
Gorman-Rupp Co/The	247		8		Knoll Inc	727		13
Hurco Cos Inc	296		7		Steelcase Inc	17,437		277
Kadant Inc	9,734		395					$294
			$1,304
					Oil & Gas - 3.12%
Media - 1.48%					Adams Resources & Energy Inc	95		7
AH Belo Corp	865		6		Alon USA Energy Inc	1,073		18
Beasley Broadcasting Group Inc	189		2		Apco Oil and Gas International Inc (a)	354		6
Courier Corp	6,033		110		Approach Resources Inc (a)	721		14
Crown Media Holdings Inc (a)	1,193		4		Bill Barrett Corp (a),(b)	913		24
Cumulus Media Inc (a)	783		6		Bonanza Creek Energy Inc (a)	2,000		87
Daily Journal Corp (a)	43		8		Callon Petroleum Co (a)	1,870		12
Demand Media Inc (a)	1,670		10		Carrizo Oil & Gas Inc (a)	249		11
Digital Generation Inc (a)	1,118		14		Clayton Williams Energy Inc (a)	181		15
Entercom Communications Corp (a)	21,407		225
EW Scripps Co (a)	32,445		705		Comstock Resources Inc	1,273		23
					Contango Oil & Gas Co (a)	325		15
Gray Television Inc (a)	1,419		21
Journal Communications Inc (a)	22,257		207		CVR Energy Inc	2,000		87
					Delek US Holdings Inc	17,000		585

See accompanying notes

126

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)					Pharmaceuticals (continued)
Energy XXI Bermuda Ltd	8,582		$232		XenoPort Inc (a)	35,100		$202
EPL Oil & Gas Inc (a)	22,602		644					$1,232
Equal Energy Ltd	7,343		39
Halcon Resources Corp (a),(b)	6,092		24		Pipelines - 0.07%
Hercules Offshore Inc (a)	4,987		33		SemGroup Corp	1,335		87
Jones Energy Inc (a)	316		5
LinnCo LLC	1,879		58		Private Equity - 0.25%
Magnum Hunter Resources Corp (a)	3,094		23		American Capital Ltd (a)	11,900		186
Magnum Hunter Resources Corp - Warrants	362		—		Fidus Investment Corp	2,857		62
(a),(c),(d)					Gladstone Investment Corp	1,225		10
Matador Resources Co (a)	1,819		34		Hercules Technology Growth Capital Inc	1,846		30
Northern Oil and Gas Inc (a)	1,994		30					$288
Parker Drilling Co (a)	39,723		323
PDC Energy Inc (a)	936		50		Publicly Traded Investment Fund - 0.02%
Penn Virginia Corp (a)	1,466		14		Firsthand Technology Value Fund Inc (a)	400		9
Resolute Energy Corp (a)	2,019		18		THL Credit Inc	1,003		17
Sanchez Energy Corp (a)	943		23					$26
Stone Energy Corp (a)	16,762		580
Swift Energy Co (a),(b)	1,292		17		Real Estate - 0.49%
Triangle Petroleum Corp (a)	14,633		121		Alexander & Baldwin Inc	8,344		349
(a)					Consolidated-Tomoka Land Co	273		10
Vaalco Energy Inc	14,050		97		Forestar Group Inc (a)	903		19
W&T Offshore Inc	12,256		196		HFF Inc (a)	235		6
Warren Resources Inc (a)	38,091		120
(b)					Kennedy-Wilson Holdings Inc	1,611		36
Western Refining Inc	1,737		73		RE/MAX Holdings Inc (a)	5,000		160
			$3,658					$580

Oil & Gas Services - 2.02%					REITS - 10.24%
Basic Energy Services Inc (a)	6,902		109
					Acadia Realty Trust	3,584		89
Bolt Technology Corp	392		9		Agree Realty Corp	605		17
C&J Energy Services Inc (a),(b)	40,408		934
					Altisource Residential Corp	1,123		34
CARBO Ceramics Inc	333		39		American Assets Trust Inc	1,105		35
Dawson Geophysical Co (a)	4,261		144
Exterran Holdings Inc (a)	1,800		62		American Campus Communities Inc	8,100		261
Forum Energy Technologies Inc (a)	6,886		195		American Capital Mortgage Investment Corp	1,530		27
					American Realty Capital Properties Inc	3,352		43
Gulf Island Fabrication Inc	667		15		AmREIT Inc	913		15
Helix Energy Solutions Group Inc (a)	18,812		436
Hornbeck Offshore Services Inc (a)	1,060		52		Anworth Mortgage Asset Corp	97,045		408
ION Geophysical Corp (a)	4,886		16		Apollo Commercial Real Estate Finance Inc	972		16
Key Energy Services Inc (a)	4,537		36		Apollo Residential Mortgage Inc	844		12
Matrix Service Co (a)	666		16		ARMOUR Residential REIT Inc	9,711		39
Mitcham Industries Inc (a)	600		11		Ashford Hospitality Prime Inc	5,880		107
Natural Gas Services Group Inc (a)	562		15		Ashford Hospitality Trust Inc	31,255		259
Newpark Resources Inc (a)	759		9		Associated Estates Realty Corp	1,832		29
Pioneer Energy Services Corp (a)	1,885		15		Campus Crest Communities Inc	2,238		21
SEACOR Holdings Inc (a)	576		53		Capstead Mortgage Corp	64,872		784
					Cedar Realty Trust Inc	29,500		185
Superior Energy Services Inc	5,276		140		Chambers Street Properties	6,237		48
Tesco Corp (a)	922		18
Tetra Technologies Inc (a)	2,447		30		Chatham Lodging Trust	6,451		131
Willbros Group Inc (a)	1,844		17		Chesapeake Lodging Trust	10,545		267
					Colony Financial Inc	2,056		42
			$2,371		CoreSite Realty Corp	11,800		380
Packaging & Containers - 0.55%					Cousins Properties Inc	55,813		575
Graphic Packaging Holding Co (a)	39,500		379		CubeSmart	4,241		68
Rock Tenn Co	2,500		263		CYS Investments Inc	20,764		154
UFP Technologies Inc (a)	251		6		DCT Industrial Trust Inc	47,053		335
			$648		DiamondRock Hospitality Co	68,821		795
					DuPont Fabros Technology Inc	1,111		27
Pharmaceuticals - 1.05%					EastGroup Properties Inc	1,082		63
Agios Pharmaceuticals Inc (a),(b)	500		12		Education Realty Trust Inc	3,634		32
Anika Therapeutics Inc (a)	229		9		EPR Properties	4,427		218
BioScrip Inc (a)	2,072		15		Equity One Inc	2,026		45
Cornerstone Therapeutics Inc (a)	408		4		Excel Trust Inc	1,630		19
Derma Sciences Inc (a)	632		7		Extra Space Storage Inc	3,200		135
Hi-Tech Pharmacal Co Inc (a)	338		15		FelCor Lodging Trust Inc	22,047		179
Impax Laboratories Inc (a)	16,100		404		First Industrial Realty Trust Inc	42,852		748
Lannett Co Inc (a)	11,700		387		First Potomac Realty Trust	1,850		21
Nature's Sunshine Products Inc	502		9		Franklin Street Properties Corp	3,028		36
Nutraceutical International Corp (a)	400		11		Geo Group Inc/The	5,384		173
Omega Protein Corp (a)	878		11		Getty Realty Corp	3,507		65
PharMerica Corp (a)	880		19		Gladstone Commercial Corp	657		12
Sciclone Pharmaceuticals Inc (a)	671		3		Government Properties Income Trust	3,942		98
TESARO Inc (a)	4,400		124		Healthcare Realty Trust Inc	1,859		40

See accompanying notes

127

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS (continued)					Retail (continued)
Hersha Hospitality Trust	116,148		$647		Group 1 Automotive Inc	663		$47
Highwoods Properties Inc	2,034		74		Haverty Furniture Cos Inc	702		22
Home Properties Inc	1,000		54		hhgregg Inc (a)	15,992		223
Hudson Pacific Properties Inc	1,458		32		Jack in the Box Inc (a)	419		21
Inland Real Estate Corp	547		6		Jos A Bank Clothiers Inc (a)	726		40
Invesco Mortgage Capital Inc	3,564		52		Kirkland's Inc (a)	8,788		208
Investors Real Estate Trust	3,033		26		MarineMax Inc (a)	1,096		18
iStar Financial Inc (a)	2,201		31		Men's Wearhouse Inc	1,533		78
Kite Realty Group Trust	44,233		291		New York & Co Inc (a)	541		2
LaSalle Hotel Properties	5,375		166		Noodles & Co (a)	65		2
Lexington Realty Trust	5,372		55		Office Depot Inc (a)	11,168		59
LTC Properties Inc	6,515		231		Pantry Inc/The (a)	21,700		364
Medical Properties Trust Inc	4,249		52		PC Connection Inc	406		10
Monmouth Real Estate Investment Corp	1,988		18		Penske Automotive Group Inc	1,000		47
New Residential Investment Corp	6,647		44		Pep Boys-Manny Moe & Jack/The (a)	1,378		17
NorthStar Realty Finance Corp	6,304		85		Red Robin Gourmet Burgers Inc (a)	82		6
One Liberty Properties Inc	514		10		Regis Corp	1,253		18
Parkway Properties Inc/Md	20,589		397		Rite Aid Corp (a)	186,813		946
Pebblebrook Hotel Trust	1,957		60		Roundy's Inc	20,662		203
Pennsylvania Real Estate Investment Trust	6,442		123		Rush Enterprises Inc - Class A (a)	654		19
PennyMac Mortgage Investment Trust	1,853		42		Ruth's Hospitality Group Inc	21,900		311
Physicians Realty Trust	446		6		Sears Hometown and Outlet Stores Inc (a)	140		4
Potlatch Corp	15,400		643		Shoe Carnival Inc	687		20
RAIT Financial Trust	30,915		277		Sonic Automotive Inc	861		21
Ramco-Gershenson Properties Trust	7,580		120		Sonic Corp (a)	505		10
Redwood Trust Inc (b)	35,764		693		Stage Stores Inc	930		21
Resource Capital Corp	4,047		24		Stein Mart Inc	8,600		116
Retail Opportunity Investments Corp	2,235		33		Tilly's Inc (a)	3,100		35
RLJ Lodging Trust	3,937		96		Trans World Entertainment Corp (a)	1,988		9
Rouse Properties Inc	597		13		Tuesday Morning Corp (a)	1,272		20
Ryman Hospitality Properties Inc	489		20		World Fuel Services Corp	2,100		91
Sabra Health Care REIT Inc	739		19		Zale Corp (a)	1,522		24
Select Income REIT	717		19					$5,626
Sovran Self Storage Inc	132		9
STAG Industrial Inc	1,331		27		Savings & Loans - 1.85%
Strategic Hotels & Resorts Inc (a)	1,349		13		Astoria Financial Corp	2,700		37
Summit Hotel Properties Inc	2,541		23		BankFinancial Corp	1,400		13
Sun Communities Inc	2,800		119		Berkshire Hills Bancorp Inc	3,052		83
Sunstone Hotel Investors Inc	8,082		108		Brookline Bancorp Inc	2,073		20
Terreno Realty Corp	1,173		21		Capitol Federal Financial Inc	4,627		56
Urstadt Biddle Properties Inc	265		5		Charter Financial Corp/MD	8,767		94
Washington Real Estate Investment Trust	1,508		35		Clifton Savings Bancorp Inc	403		5
Whitestone REIT	1,001		13		Dime Community Bancshares Inc	936		16
Winthrop Realty Trust	8,394		92		ESB Financial Corp	570		8
			$12,011		ESSA Bancorp Inc	411		5
					EverBank Financial Corp	2,499		46
Retail - 4.80%					First Defiance Financial Corp	3,345		87
Asbury Automotive Group Inc (a)	170		9		First Financial Northwest Inc	700		7
Barnes & Noble Inc (a)	987		15		First Niagara Financial Group Inc	11,146		118
Biglari Holdings Inc (a)	43		22		Flagstar Bancorp Inc (a)	29,000		569
Bob Evans Farms Inc	747		38		Flushing Financial Corp	5,019		104
Brown Shoe Co Inc	10,759		302		Fox Chase Bancorp Inc	570		10
Burlington Stores Inc (a)	3,000		96		Hingham Institution for Savings	53		4
Cash America International Inc	850		33		Home Bancorp Inc (a)	312		6
Cato Corp/The	2,553		81		Home Federal Bancorp Inc/Idaho	678		10
Children's Place Retail Stores Inc/The (a)	7,956		453		HomeStreet Inc	9,300		186
Citi Trends Inc (a)	4,881		83		HomeTrust Bancshares Inc (a)	970		15
Conn's Inc (a)	3,362		265		Investors Bancorp Inc	1,416		36
Container Store Group Inc/The (a),(b)	900		42		Kearny Financial Corp (a)	671		8
Cracker Barrel Old Country Store Inc	4,900		539		Meridian Interstate Bancorp Inc (a)	365		8
Del Frisco's Restaurant Group Inc (a)	276		7		Meta Financial Group Inc	277		11
Denny's Corp (a)	948		7		Northfield Bancorp Inc/NJ	1,177		16
Destination Maternity Corp	2,864		86		Northwest Bancshares Inc	2,870		42
Dillard's Inc	2,800		272		OceanFirst Financial Corp	3,146		54
DineEquity Inc	233		19		Oritani Financial Corp	937		15
Ezcorp Inc (a)	4,921		58		Provident Financial Holdings Inc	4,044		61
Fifth & Pacific Cos Inc (a)	3,185		102		Provident Financial Services Inc	6,653		129
Finish Line Inc/The	958		27		Rockville Financial Inc	1,286		18
Fred's Inc	1,118		21		Sterling Bancorp/DE	2,216		30
Genesco Inc (a)	199		15		Territorial Bancorp Inc	503		12
Gordmans Stores Inc	307		2		Westfield Financial Inc	846		6

See accompanying notes

128

Schedule of Investments
SmallCap Value Account I
December 31, 2013

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Savings & Loans (continued)					Telecommunications (continued)
WSFS Financial Corp	2,843		$221		ARRIS Group Inc (a)	635		$16
			$2,166		Aruba Networks Inc (a)	9,900		177
					Aviat Networks Inc (a)	12,112		27
Semiconductors - 2.54%					Black Box Corp	756		23
Aeroflex Holding Corp (a)	906		6		Calix Inc (a)	245		2
Alpha & Omega Semiconductor Ltd (a)	18,586		143		Cbeyond Inc (a)	1,193		8
Amkor Technology Inc (a)	48,036		294		Ciena Corp (a)	778		19
ATMI Inc (a)	942		28		Cincinnati Bell Inc (a)	3,740		13
Brooks Automation Inc	1,970		21		Comtech Telecommunications Corp	3,700		117
Cirrus Logic Inc (a)	21,713		444		DigitalGlobe Inc (a)	1,948		80
Diodes Inc (a)	359		8
DSP Group Inc (a)	5,412		53		EarthLink Inc	3,108		16
					Extreme Networks Inc (a)	40,671		284
Emulex Corp (a)	2,576		18		Finisar Corp (a)	2,757		66
Entegris Inc (a)	3,506		41		Gigamon Inc (a)	230		7
Entropic Communications Inc (a)	4,203		20		Harmonic Inc (a)	19,690		145
First Solar Inc (a)	8,400		459		Hawaiian Telcom Holdco Inc (a)	469		14
GSI Technology Inc (a)	946		6
Integrated Device Technology Inc (a)	2,759		28		IDT Corp - Class B	6,961		124
Integrated Silicon Solution Inc (a)	20,351		246		Inteliquent Inc	55,712		636
					Iridium Communications Inc (a)	2,991		19
International Rectifier Corp (a)	2,039		53		KVH Industries Inc (a)	111		1
Intersil Corp	3,755		43		Leap Wireless International Inc (a)	1,102		19
IXYS Corp	8,925		116		Netgear Inc (a)	1,140		38
Lattice Semiconductor Corp (a)	2,547		14		NII Holdings Inc (a),(b)	4,500		12
LTX-Credence Corp (a)	3,600		29		Oplink Communications Inc (a)	2,695		50
Microsemi Corp (a)	610		15
MKS Instruments Inc	6,059		182		Plantronics Inc	162		8
OmniVision Technologies Inc (a)	1,551		27		Preformed Line Products Co	110		8
					Premiere Global Services Inc (a)	1,785		21
Pericom Semiconductor Corp (a)	7,182		64		RF Micro Devices Inc (a)	1,636		8
Photronics Inc (a)	1,907		17
PMC - Sierra Inc (a)	3,454		22		Shenandoah Telecommunications Co	111		3
					ShoreTel Inc (a)	2,419		22
QLogic Corp (a)	4,835		57		Sonus Networks Inc (a)	5,955		19
Richardson Electronics Ltd/United States	583		7		Straight Path Communications Inc (a)	3,450		28
Rudolph Technologies Inc (a)	1,238		15		Telenav Inc (a)	30,100		198
Supertex Inc (a)	471		12
Tessera Technologies Inc	1,353		27		Tessco Technologies Inc	235		10
TriQuint Semiconductor Inc (a)	4,369		36		USA Mobility Inc	1,813		26
					Vonage Holdings Corp (a)	25,070		84
Ultra Clean Holdings Inc (a)	39,378		395
Veeco Instruments Inc (a)	896		29		West Corp	335		9
			$2,975					$2,418
					Textiles - 0.04%

Accelrys Software Inc - 1.40% (a)	1,625		15		Culp Inc	55		1
Actuate Corp (a)	10,600		82		G&K Services Inc	487		30
Acxiom Corp (a)	1,638		61		UniFirst Corp/MA	196		21
Aspen Technology Inc (a)	239		10					$52
Audience Inc (a)	1,643		19		Toys, Games & Hobbies - 0.01%
Avid Technology Inc (a)	14,267		116		LeapFrog Enterprises Inc (a)	1,892		15
CSG Systems International Inc	4,914		144
Cvent Inc (a)	79		3
Digi International Inc (a)	1,179		14		Transportation - 1.04%
					Air Transport Services Group Inc (a)	2,417		19
Digital River Inc (a)	5,858		109
Ebix Inc (b)	322		5		Arkansas Best Corp	5,554		187
					Atlas Air Worldwide Holdings Inc (a)	772		32
Epiq Systems Inc	883		14		Bristow Group Inc	1,130		85
ManTech International Corp/VA	675		20		Era Group Inc (a)	600		18
Omnicell Inc (a)	677		17
Progress Software Corp (a)	819		21		GasLog Ltd	1,169		20
Proofpoint Inc (a)	800		27		Gulfmark Offshore Inc	4,334		204
Sapiens International Corp NV	619		5		International Shipholding Corp	262		8
Seachange International Inc (a)	1,534		19		Knightsbridge Tankers Ltd	14,230		131
SYNNEX Corp (a)	12,179		820		Nordic American Tankers Ltd	1,752		17
					Pacer International Inc (a)	8,165		67
Veeva Systems Inc (a),(b)	3,600		116
					PHI Inc (a)	359		16
			$1,637		Roadrunner Transportation Systems Inc (a)	412		11
Storage & Warehousing - 0.05%					Saia Inc (a)	1,500		48
Mobile Mini Inc	912		38		Scorpio Tankers Inc	5,652		67
Wesco Aircraft Holdings Inc (a)	966		21		Ship Finance International Ltd	1,708		28
			$59		Swift Transportation Co (a),(b)	7,700		171
					Universal Truckload Services Inc	1,600		49
Telecommunications - 2.06%					Werner Enterprises Inc	1,003		25
ADTRAN Inc	613		17		XPO Logistics Inc (a)	572		15
Anaren Inc (a)	552		15
Anixter International Inc	325		29					$1,218

See accompanying notes

129

Schedule of Investments
SmallCap Value Account I
December 31, 2013

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	38 .00%
Trucking & Leasing - 0.52%			Consumer, Non-cyclical	12 .54%
AMERCO (a)	2,300	$547	Industrial	12 .15%
Greenbrier Cos Inc/The (a)	741	25	Consumer, Cyclical	9 .89%
TAL International Group Inc (b)	475	27	Energy	6 .33%
Textainer Group Holdings Ltd	370	15	Technology	5.95%
		$614	Utilities	5 .45%
			Communications	4.52%
Water - 0.21%			Basic Materials	2 .64%
American States Water Co	3,443	99	Exchange Traded Funds	2 .02%
Artesian Resources Corp	1,200	27	Diversified	0 .04%
California Water Service Group	3,447	80	Other Assets in Excess of Liabilities, Net	0 .47%
Consolidated Water Co Ltd	1,784	25	TOTAL NET ASSETS	100.00%
PICO Holdings Inc (a)	593	14
		$245
TOTAL COMMON STOCKS		$110,421
INVESTMENT COMPANIES - 2.02%	Shares Held	Value (000's)

Publicly Traded Investment Fund - 2.02%
Goldman Sachs Financial Square Funds -	2,365,865	2,366
Government Fund (e)

TOTAL INVESTMENT COMPANIES		$2,366
	Maturity
REPURCHASE AGREEMENTS - 3.38% Amount (000's)		Value (000's)

Banks - 3.38%
Investment in Joint Trading Account; Barclays $	1,102	$1,102
Bank PLC Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,124,299; 0.63% - 0.75%;
dated 05/31/17 - 02/28/18)
Investment in Joint Trading Account; Credit	1,102	1,102
Suisse Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,124,299; 0.00% - 11.25%;
dated 02/15/15 - 08/15/40)
Investment in Joint Trading Account; Deutsche	504	504
Bank Repurchase Agreement; 0.02% dated
12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $513,966; 0.00% - 5.27%; dated
10/13/15 - 10/11/33)
Investment in Joint Trading Account; Merrill	1,260	1,260
Lynch Repurchase Agreement; 0.01%
dated 12/31/2013 maturing 01/02/2014
(collateralized by US Government
Securities; $1,284,913; 0.00% - 7.13%;
dated 01/02/14 - 09/15/39)
		$3,968
TOTAL REPURCHASE AGREEMENTS		$3,968
Total Investments		$116,755
Other Assets in Excess of Liabilities, Net - 0.47%		$549
TOTAL NET ASSETS - 100.00%		$117,304

(a) Non-Income Producing Security
(b)		Security or a portion of the security was on loan at the end of the period.
(c)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $2 or 0.00% of net assets.
(d) Security is Illiquid
(e)		Security was purchased with the cash proceeds from securities loans.

See accompanying notes

130

Schedule of Investments
SmallCap Value Account I
December 31, 2013

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	68	$7,494		$7,898	$404
Total						$404
Amounts in thousands except contracts

See accompanying notes

131

Glossary to the Schedule of Investments
December 31, 2013

Currency Abbreviations
USD/$	United States Dollar

See accompanying notes

132

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133

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2013	$12 .89	$0 .24	$2 .09	$2 .33	($0 .35)	$–	($0 .35)	$14 .87
2012	11 .12	0 .27	1 .76	2 .03	(0 .26)	–	(0 .26)	12 .89
2011	12 .54	0 .27	(1 .67)	(1 .40)	(0 .02)	–	(0 .02)	11 .12
2010	11 .24	0 .17	1 .31	1 .48	(0 .18)	–	(0 .18)	12 .54
2009	9 .25	0 .18	2 .28	2 .46	(0 .47)	–	(0 .47)	11 .24
Class 2 shares
2013	12 .96	0 .22	2 .10	2 .32	(0 .31)	–	(0 .31)	14 .97
2012	11 .18	0 .23	1 .76	1 .99	(0 .21)	–	(0 .21)	12 .96
2011	12 .63	0 .23	(1 .66)	(1 .43)	(0 .02)	–	(0 .02)	11 .18
2010	11 .32	0 .14	1 .32	1 .46	(0 .15)	–	(0 .15)	12 .63
2009	9 .27	0 .15	2 .29	2 .44	(0 .39)	–	(0 .39)	11 .32
EQUITY INCOME ACCOUNT
Class 1 shares
2013	17 .03	0 .54	4 .04	4 .58	(0 .61)	–	(0 .61)	21 .00
2012	15 .53	0 .54	1 .47	2 .01	(0 .51)	–	(0 .51)	17 .03
2011	14 .80	0 .50	0 .30	0 .80	(0 .07)	–	(0 .07)	15 .53
2010	13 .15	0 .45	1 .66	2 .11	(0 .46)	–	(0 .46)	14 .80
2009	11 .60	0 .39	1 .84	2 .23	(0 .68)	–	(0 .68)	13 .15
Class 2 shares
2013	16 .92	0 .49	4 .02	4 .51	(0 .56)	–	(0 .56)	20 .87
2012	15 .43	0 .49	1 .46	1 .95	(0 .46)	–	(0 .46)	16 .92
2011	14 .74	0 .45	0 .31	0 .76	(0 .07)	–	(0 .07)	15 .43
2010	13 .10	0 .40	1 .66	2 .06	(0 .42)	–	(0 .42)	14 .74
2009	11 .50	0 .35	1 .85	2 .20	(0 .60)	–	(0 .60)	13 .10
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2013	10 .87	0 .27	(0 .39)	(0 .12)	(0 .42)	–	(0 .42)	10 .33
2012	10 .90	0 .33	0 .09	0 .42	(0 .45)	–	(0 .45)	10 .87
2011	10 .29	0 .36	0 .28	0 .64	(0 .02)	(0 .01)	(0 .03)	10 .90
2010	10 .07	0 .38	0 .20	0 .58	(0 .36)	–	(0 .36)	10 .29
2009	10 .28	0 .43	0 .22	0 .65	(0 .86)	–	(0 .86)	10 .07
Class 2 shares
2013	10 .88	0 .25	(0 .39)	(0 .14)	(0 .40)	–	(0 .40)	10 .34
2012	10 .90	0 .30	0 .10	0 .40	(0 .42)	–	(0 .42)	10 .88
2011	10 .32	0 .34	0 .27	0 .61	(0 .02)	(0 .01)	(0 .03)	10 .90
2010	10 .09	0 .36	0 .21	0 .57	(0 .34)	–	(0 .34)	10 .32
2009	10 .26	0 .41	0 .21	0 .62	(0 .79)	–	(0 .79)	10 .09

See accompanying notes.

134

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

18 .40%	$501,094	0 .87%	1 .78%	79 .5%
18 .44	464,751	0 .87	2 .23	76 .0
(11 .17)	428,532	0 .89	2 .17	68 .5
13 .18	532,545	0 .89	1 .47	110 .0	(c)
27 .30	364,176	0 .91	1 .85	105 .5

18 .18	1,458	1 .12	1 .61	79 .5
18 .01	1,643	1 .12	1 .95	76 .0
(11 .36)	1,952	1 .14	1 .91	68 .5
12 .91	2,466	1 .14	1 .27	110 .0	(c)
26 .84	2,427	1 .16	1 .59	105 .5

27 .30	630,542	0 .48	2 .83	18 .0
13 .01	578,099	0 .49	3 .26	20 .8
5 .44	624,366	0 .48	3 .28	19 .9
16 .18	538,727	0 .51	3 .25	23 .2
20 .00	392,951	0 .54	3 .33	44 .0

27 .02	24,810	0 .73	2 .58	18 .0
12 .72	22,844	0 .74	3 .01	20 .8
5 .17	25,498	0 .73	3 .00	19 .9
15 .88	29,323	0 .76	2 .97	23 .2
19 .76	30,836	0 .79	3 .08	44 .0

(1 .03)	379,351	0 .51	2 .58	45 .3
3 .91	432,172	0 .51	2 .98	41 .4
6 .23	453,864	0 .51	3 .42	83 .8
5 .85	489,048	0 .50	3 .64	79 .1	(d)
6 .47	233,789	0 .50	4 .18	22 .4

(1 .30)	931	0 .76	2 .33	45 .3
3 .70	1,143	0 .76	2 .73	41 .4
5 .90	1,215	0 .76	3 .17	83 .8
5 .65	1,457	0 .75	3 .45	79 .1	(d)
6 .21	1,675	0 .75	3 .99	22 .4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(d)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

135

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
INCOME ACCOUNT
Class 1 shares
2013	$11 .22	$0 .46	($0 .43)	$0 .03	($0 .57)	$–	($0 .57)	$10 .68
2012	10 .71	0 .53	0 .48	1 .01	(0 .50)	–	(0 .50)	11 .22
2011	10 .12	0 .56	0 .07	0 .63	(0 .04)	–	(0 .04)	10 .71
2010	9 .97	0 .60	0 .25	0 .85	(0 .70)	–	(0 .70)	10 .12
2009	9 .36	0 .62	1 .03	1 .65	(1 .03)	(0 .01)	(1 .04)	9 .97
Class 2 shares
2013	11 .17	0 .43	(0 .43)	–	(0 .54)	–	(0 .54)	10 .63
2012	10 .66	0 .50	0 .47	0 .97	(0 .46)	–	(0 .46)	11 .17
2011	10 .09	0 .53	0 .08	0 .61	(0 .04)	–	(0 .04)	10 .66
2010	9 .95	0 .58	0 .23	0 .81	(0 .67)	–	(0 .67)	10 .09
2009	9 .30	0 .59	1 .04	1 .63	(0 .97)	(0 .01)	(0 .98)	9 .95
LARGECAP BLEND ACCOUNT II
Class 1 shares
2013	7 .79	0 .10	2 .33	2 .43	(0 .13)	–	(0 .13)	10 .09
2012	6 .85	0 .11	0 .93	1 .04	(0 .10)	–	(0 .10)	7 .79
2011	6 .86	0 .08	(0 .09)	(0 .01)	–	–	–	6 .85
2010	6 .21	0 .07	0 .74	0 .81	(0 .16)	–	(0 .16)	6 .86
2009	4 .88	0 .08	1 .35	1 .43	(0 .10)	–	(0 .10)	6 .21
Class 2 shares
2013	7 .82	0 .08	2 .35	2 .43	(0 .11)	–	(0 .11)	10 .14
2012	6 .88	0 .09	0 .93	1 .02	(0 .08)	–	(0 .08)	7 .82
2011	6 .91	0 .07	(0 .10)	(0 .03)	–	–	–	6 .88
2010	6 .24	0 .06	0 .74	0 .80	(0 .13)	–	(0 .13)	6 .91
2009	4 .89	0 .07	1 .35	1 .42	(0 .07)	–	(0 .07)	6 .24
LARGECAP GROWTH ACCOUNT
Class 1 shares
2013	16 .87	0 .07	5 .61	5 .68	(0 .29)	–	(0 .29)	22 .26
2012	14 .48	0 .12	2 .32	2 .44	(0 .05)	–	(0 .05)	16 .87
2011	15 .12	0 .05	(0 .69)	(0 .64)	–	–	–	14 .48
2010	12 .78	0 .01	2 .34	2 .35	(0 .01)	–	(0 .01)	15 .12
2009	10 .14	–	2 .72	2 .72	(0 .08)	–	(0 .08)	12 .78
Class 2 shares
2013	16 .83	0 .02	5 .59	5 .61	(0 .24)	–	(0 .24)	22 .20
2012	14 .43	0 .08	2 .32	2 .40	–	–	–	16 .83
2011	15 .11	0 .01	(0 .69)	(0 .68)	–	–	–	14 .43
2010	12 .80	(0 .03)	2 .34	2 .31	–	–	–	15 .11
2009	10 .13	(0 .03)	2 .74	2 .71	(0 .04)	–	(0 .04)	12 .80

See accompanying notes.

136

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

0 .40%	$269,330	0 .51%		4 .22%	12 .8%
9 .57	292,756	0 .51		4 .78	14 .7
6 .25	239,939	0 .50		5 .36	17 .8
8 .65	225,114	0 .50		5 .81	17 .0
18 .37	196,424	0 .51		6 .33	23 .6

0 .10	3,390	0 .76		3 .97	12 .8
9 .28	3,875	0 .76		4 .55	14 .7
6 .05	4,360	0 .75		5 .11	17 .8
8 .26	5,135	0 .75		5 .58	17 .0
18 .17	6,260	0 .76		6 .11	23 .6

31 .40	161,831	0 .75	(c)	1 .17	44 .6
15 .20	154,221	0 .76	(c)	1 .41	51 .5
(0 .12)	161,200	0 .75	(c)	1 .21	42 .5
13 .25	182,047	0 .75	(c)	1 .15	34 .7
29 .67	183,485	0 .75	(c)	1 .51	79 .0

31 .26	984	1 .00	(c)	0 .92	44 .6
14 .84	837	1 .01	(c)	1 .17	51 .5
(0 .42)	739	1 .00	(c)	0 .96	42 .5
12 .97	850	1 .00	(c)	0 .90	34 .7
29 .28	832	1 .00	(c)	1 .27	79 .0

33 .91	100,140	0 .69		0 .37	70 .1
16 .85	210,351	0 .69		0 .73	62 .6
(4 .23)	181,559	0 .69		0 .31	56 .6
18 .38	207,114	0 .69		0 .04	61 .1
27 .01	241,670	0 .69		0 .01	89 .5

33 .64	712	0 .94		0 .10	70 .1
16 .56 (d)	604	0 .94		0 .47	62 .6
(4 .50)	561	0 .94		0 .05	56 .6
18 .05	691	0 .94		(0 .20)	61 .1
26 .80	635	0 .94		(0 .24)	89 .5

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Total return is calculated using the traded net asset value which may differ from the reported net asset value.

See accompanying notes.

137

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
MIDCAP ACCOUNT(c)
Class 1 shares
2013		$47 .20	$0 .28	$15 .31	$15 .59	($0 .82)	($2 .60)	($3 .42)	$59 .37
2012		40 .51	0 .46	7 .35	7 .81	(0 .40)	(0 .72)	(1 .12)	47 .20
2011		37 .83	0 .23	2 .92	3 .15	–	(0 .47)	(0 .47)	40 .51
2010		31 .25	0 .46	7 .00	7 .46	(0 .88)	–	(0 .88)	37 .83
2009		24 .93	0 .21	7 .83	8 .04	(0 .24)	(1 .48)	(1 .72)	31 .25
Class 2 shares
2013		47 .06	0 .15	15 .25	15 .40	(0 .70)	(2 .60)	(3 .30)	59 .16
2012		40 .39	0 .35	7 .33	7 .68	(0 .29)	(0 .72)	(1 .01)	47 .06
2011		37 .82	0 .13	2 .91	3 .04	–	(0 .47)	(0 .47)	40 .39
2010		31 .23	0 .35	7 .03	7 .38	(0 .79)	–	(0 .79)	37 .82
2009	(d)	28 .70	0 .14	2 .39	2 .53	–	–	–	31 .23
MONEY MARKET ACCOUNT
Class 1 shares
2013		1 .00	–	–	–	–	–	–	1 .00
2012		1 .00	–	–	–	–	–	–	1 .00
2011		1 .00	–	–	–	–	–	–	1 .00
2010		1 .00	–	–	–	–	–	–	1 .00
2009		1 .00	–	–	–	–	–	–	1 .00
Class 2 shares
2013		1 .00	–	–	–	–	–	–	1 .00
2012		1 .00	–	–	–	–	–	–	1 .00
2011		1 .00	–	–	–	–	–	–	1 .00
2010		1 .00	–	–	–	–	–	–	1 .00
2009		1 .00	–	–	–	–	–	–	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2013		23 .75	0 .30	6 .63	6 .93	(1 .86)	(4 .37)	(6 .23)	24 .45
2012		21 .36	0 .35	2 .58	2 .93	(0 .26)	(0 .28)	(0 .54)	23 .75
2011		21 .47	0 .24	(0 .21)	0 .03	–	(0 .14)	(0 .14)	21 .36
2010		19 .23	0 .35	2 .59	2 .94	(0 .32)	(0 .38)	(0 .70)	21 .47
2009		15 .05	0 .17	4 .28	4 .45	(0 .27)	–	(0 .27)	19 .23
Class 2 shares
2013		23 .62	0 .21	6 .60	6 .81	(1 .79)	(4 .37)	(6 .16)	24 .27
2012		21 .23	0 .29	2 .58	2 .87	(0 .20)	(0 .28)	(0 .48)	23 .62
2011		21 .40	0 .18	(0 .21)	(0 .03)	–	(0 .14)	(0 .14)	21 .23
2010		19 .17	0 .31	2 .57	2 .88	(0 .27)	(0 .38)	(0 .65)	21 .40
2009		14 .94	0 .12	4 .27	4 .39	(0 .16)	–	(0 .16)	19 .17

See accompanying notes.

138

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

33 .93%	$649,893	0 .53%		– %		0 .52%		12.4%
19 .44	560,842	0 .55		–		1 .03		21 .5
8 .29	531,255	0 .55		–		0 .57		28 .9
24 .10	551,589	0 .57		–		1 .37		20 .9
33 .76	379,151	0 .61		–		0 .79		25 .4

33 .58	15,105	0 .78		–		0 .27		12 .4
19 .16	12,179	0 .80		–		0 .79		21 .5
8 .00	11,226	0 .80		–		0 .32		28 .9
23 .83	11,327	0 .82		–		1 .05		20 .9
8 .82 (e)	10,010	0 .83	(f)	–		1 .43	(f)	25 .4	(f)

0 .00	283,108	0.19		0 .46	(g)	0 .00		N/A
0 .00	303,903	0.27		0 .46	(g)	0 .00		N/A
0 .00	322,844	0.26		0 .45	(g)	0 .00		N/A
0 .00	314,976	0.32		0 .45	(g)	0 .00		N/A
0 .22	381,238	0.42		0 .45	(g)	0 .24		N/A

0 .00	959	0.20		0 .71	(g)	0 .00		N/A
0 .00	1,253	0.27		0 .71	(g)	0 .00		N/A
0 .00	1,777	0.26		0 .70	(g)	0 .00		N/A
0 .00	2,478	0.32		0 .70	(g)	0 .00		N/A
0 .18	4,229	0.49		0 .70	(g)	0 .27		N/A

32 .65	32,077	0 .65		–		1 .18		6.7
13 .83	145,393	0 .64		–		1 .51		6.2
0 .13	142,828	0 .64		–		1 .09		10 .3
15 .40	151,592	0 .64		–		1 .78		13 .7
29 .82	94,039	0 .64		–		1 .02		23 .6

32 .27	6,362	0 .90		–		0 .85		6.7
13 .57	5,238	0 .89		–		1 .26		6.2
(0 .15)	5,472	0 .89		–		0 .83		10 .3
15 .11	6,822	0 .89		–		1 .57		13 .7
29 .54	7,139	0 .89		–		0 .76		23 .6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Effective May 1, 2013, MidCap Blend Account changed its name to MidCap Account.
(d)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

139

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2013	$16 .63	$0 .35	$0 .33	$0 .68	($0 .23)	$–	($0 .23)	$17 .08
2012	14 .39	0 .21	2 .26	2 .47	(0 .23)	–	(0 .23)	16 .63
2011	13 .21	0 .10	1 .08	1 .18	–	–	–	14 .39
2010	10 .83	0 .26	2 .49	2 .75	(0 .37)	–	(0 .37)	13 .21
2009	8 .75	0 .25	2 .19	2 .44	(0 .36)	–	(0 .36)	10 .83
Class 2 shares
2013	16 .72	0 .30	0 .34	0 .64	(0 .18)	–	(0 .18)	17 .18
2012	14 .46	0 .17	2 .26	2 .43	(0 .17)	–	(0 .17)	16 .72
2011	13 .30	0 .06	1 .10	1 .16	–	–	–	14 .46
2010	10 .91	0 .23	2 .50	2 .73	(0 .34)	–	(0 .34)	13 .30
2009	8 .76	0 .22	2 .22	2 .44	(0 .29)	–	(0 .29)	10 .91
SAM BALANCED PORTFOLIO
Class 1 shares
2013	16 .33	0 .47	2 .37	2 .84	(0 .43)	(0 .21)	(0 .64)	18 .53
2012	14 .76	0 .41	1 .46	1 .87	(0 .11)	(0 .19)	(0 .30)	16 .33
2011	15 .02	0 .10	0 .06	0 .16	(0 .42)	–	(0 .42)	14 .76
2010	13 .73	0 .42	1 .38	1 .80	(0 .51)	–	(0 .51)	15 .02
2009	11 .95	0 .64	2 .05	2 .69	(0 .52)	(0 .39)	(0 .91)	13 .73
Class 2 shares
2013	16 .22	0 .41	2 .35	2 .76	(0 .38)	(0 .21)	(0 .59)	18 .39
2012	14 .66	0 .36	1 .46	1 .82	(0 .07)	(0 .19)	(0 .26)	16 .22
2011	14 .92	0 .06	0 .06	0 .12	(0 .38)	–	(0 .38)	14 .66
2010	13 .64	0 .36	1 .40	1 .76	(0 .48)	–	(0 .48)	14 .92
2009	11 .85	0 .56	2 .09	2 .65	(0 .47)	(0 .39)	(0 .86)	13 .64
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2013	12 .49	0 .40	1 .00	1 .40	(0 .37)	(0 .13)	(0 .50)	13 .39
2012	11 .47	0 .37	0 .90	1 .27	(0 .10)	(0 .15)	(0 .25)	12 .49
2011	11 .68	0 .10	0 .17	0 .27	(0 .37)	(0 .11)	(0 .48)	11 .47
2010	10 .94	0 .40	0 .84	1 .24	(0 .50)	–	(0 .50)	11 .68
2009	9 .49	0 .65	1 .29	1 .94	(0 .34)	(0 .15)	(0 .49)	10 .94
Class 2 shares
2013	12 .39	0 .36	1 .00	1 .36	(0 .34)	(0 .13)	(0 .47)	13 .28
2012	11 .38	0 .33	0 .90	1 .23	(0 .07)	(0 .15)	(0 .22)	12 .39
2011	11 .60	0 .07	0 .17	0 .24	(0 .35)	(0 .11)	(0 .46)	11 .38
2010	10 .85	0 .35	0 .88	1 .23	(0 .48)	–	(0 .48)	11 .60
2009	9 .41	0 .56	1 .33	1 .89	(0 .30)	(0 .15)	(0 .45)	10 .85

See accompanying notes.

140

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

4 .10%	$128,601	0 .89%		1 .96%	22 .1%
17 .17	133,069	0 .90		1 .33	44 .1
8 .93	140,316	0 .90		0 .71	22 .4
25 .70	140,922	0 .89		2 .16	48 .0
28 .92	160,251	0 .90		2 .96	59 .9

3 .87	271	1 .14		1 .72	22 .1
16 .86	257	1 .15		1 .08	44 .1
8 .72	287	1 .15		0 .42	22 .4
25 .29	442	1 .14		1 .92	48 .0
28 .69	484	1 .15		2 .68	59 .9

17 .68	913,823	0 .23	(c)	2 .68	46 .7
12 .75	812,380	0 .23	(c)	2 .60	9 .1
0 .99	781,873	0 .23	(c)	0 .68	14 .2
13 .61	828,276	0 .24	(c)	2 .97	36 .3
23 .84	728,979	0 .25	(c)	5 .19	3 .2

17 .32	102,716	0 .48	(c)	2 .37	46 .7
12 .47	95,208	0 .48	(c)	2 .32	9 .1
0 .73	94,487	0 .48	(c)	0 .43	14 .2
13 .34	107,086	0 .49	(c)	2 .59	36 .3
23 .63	110,253	0 .50	(c)	4 .62	3 .2

11 .53	212,247	0 .23	(c)	3 .10	35 .6
11 .19	190,310	0 .24	(c)	3 .07	15 .7
2 .29	177,476	0 .24	(c)	0 .86	20 .8
11 .84	178,249	0 .24	(c)	3 .56	34 .4
21 .15	154,208	0 .25	(c)	6 .53	9 .1

11 .25	16,140	0 .48	(c)	2 .77	35 .6
10 .91	15,911	0 .49	(c)	2 .73	15 .7
1 .97	15,465	0 .49	(c)	0 .60	20 .8
11 .73	15,761	0 .49	(c)	3 .18	34 .4
20 .72	15,895	0 .50	(c)	5 .77	9 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

141

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2013	$17 .04	$0 .40	$3 .50	$3 .90	($0 .34)	$–	($0 .34)	$20 .60
2012	14 .99	0 .33	1 .79	2 .12	(0 .07)	–	(0 .07)	17 .04
2011	15 .36	0 .07	(0 .13)	(0 .06)	(0 .31)	–	(0 .31)	14 .99
2010	13 .80	0 .31	1 .72	2 .03	(0 .47)	–	(0 .47)	15 .36
2009	12 .34	0 .47	2 .43	2 .90	(0 .68)	(0 .76)	(1 .44)	13 .80
Class 2 shares
2013	16 .89	0 .34	3 .49	3 .83	(0 .30)	–	(0 .30)	20 .42
2012	14 .87	0 .28	1 .77	2 .05	(0 .03)	–	(0 .03)	16 .89
2011	15 .23	0 .03	(0 .11)	(0 .08)	(0 .28)	–	(0 .28)	14 .87
2010	13 .69	0 .27	1 .71	1 .98	(0 .44)	–	(0 .44)	15 .23
2009	12 .24	0 .43	2 .41	2 .84	(0 .63)	(0 .76)	(1 .39)	13 .69
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2013	13 .38	0 .49	0 .51	1 .00	(0 .48)	(0 .18)	(0 .66)	13 .72
2012	12 .42	0 .48	0 .83	1 .31	(0 .15)	(0 .20)	(0 .35)	13 .38
2011	12 .50	0 .15	0 .28	0 .43	(0 .49)	(0 .02)	(0 .51)	12 .42
2010	11 .95	0 .51	0 .69	1 .20	(0 .65)	–	(0 .65)	12 .50
2009	10 .58	0 .82	1 .21	2 .03	(0 .55)	(0 .11)	(0 .66)	11 .95
Class 2 shares
2013	13 .29	0 .46	0 .50	0 .96	(0 .45)	(0 .18)	(0 .63)	13 .62
2012	12 .34	0 .44	0 .83	1 .27	(0 .12)	(0 .20)	(0 .32)	13 .29
2011	12 .42	0 .12	0 .28	0 .40	(0 .46)	(0 .02)	(0 .48)	12 .34
2010	11 .87	0 .45	0 .72	1 .17	(0 .62)	–	(0 .62)	12 .42
2009	10 .49	0 .72	1 .27	1 .99	(0 .50)	(0 .11)	(0 .61)	11 .87
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2013	18 .74	0 .40	4 .70	5 .10	(0 .29)	–	(0 .29)	23 .55
2012	16 .26	0 .29	2 .23	2 .52	(0 .04)	–	(0 .04)	18 .74
2011	16 .82	0 .04	(0 .34)	(0 .30)	(0 .26)	–	(0 .26)	16 .26
2010	14 .83	0 .28	2 .09	2 .37	(0 .38)	–	(0 .38)	16 .82
2009	12 .28	0 .42	2 .82	3 .24	(0 .50)	(0 .19)	(0 .69)	14 .83
Class 2 shares
2013	18 .61	0 .33	4 .68	5 .01	(0 .24)	–	(0 .24)	23 .38
2012	16 .15	0 .24	2 .22	2 .46	–	–	–	18 .61
2011	16 .71	–	(0 .34)	(0 .34)	(0 .22)	–	(0 .22)	16 .15
2010	14 .73	0 .23	2 .10	2 .33	(0 .35)	–	(0 .35)	16 .71
2009	12 .20	0 .37	2 .80	3 .17	(0 .45)	(0 .19)	(0 .64)	14 .73

See accompanying notes.

142

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Total Return(b)	Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

23 .07%	$179,850	0 .23	%(c)	2 .10%	48 .5%
14 .18	143,547	0 .24	(c)	2 .00	12 .5
(0 .45)	132,387	0 .24	(c)	0 .45	24 .2
15 .22	140,207	0 .24	(c)	2 .21	42 .2
25 .70	128,572	0 .25	(c)	3 .82	12 .0

22 .82	99,013	0 .48	(c)	1 .82	48 .5
13 .81	84,306	0 .49	(c)	1 .76	12 .5
(0 .63)	78,247	0 .49	(c)	0 .20	24 .2
14 .92	84,941	0 .49	(c)	1 .92	42 .2
25 .35	81,513	0 .50	(c)	3 .55	12 .0

7 .75	214,572	0 .23	(c)	3 .57	29 .7
10 .64	215,628	0 .24	(c)	3 .69	11 .7
3 .39	187,458	0 .24	(c)	1 .22	20 .6
10 .51	183,764	0 .24	(c)	4 .22	31 .5
19 .95	156,696	0 .25	(c)	7 .39	20 .1

7 .46	19,464	0 .48	(c)	3 .36	29 .7
10 .34	19,667	0 .49	(c)	3 .41	11 .7
3 .13	18,382	0 .49	(c)	0 .96	20 .6
10 .26	20,147	0 .49	(c)	3 .70	31 .5
19 .63	22,043	0 .50	(c)	6 .58	20 .1

27 .40	121,049	0 .23	(c)	1 .89	62 .5
15 .52	90,348	0 .24	(c)	1 .61	13 .9
(1 .90)	83,738	0 .24	(c)	0 .25	23 .3
16 .40	81,821	0 .24	(c)	1 .82	51 .7
27 .45	66,315	0 .25	(c)	3 .25	8 .1

27 .09	87,689	0 .48	(c)	1 .57	62 .5
15 .23	71,997	0 .49	(c)	1 .36	13 .9
(2 .12)	64,907	0 .49	(c)	(0 .01)	23 .3
16 .18	69,749	0 .49	(c)	1 .53	51 .7
27 .04	61,006	0 .50	(c)	2 .92	8 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

143

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2013	$2 .61	$0 .04	($0 .01)	$0 .03	($0 .05)	($0 .05)	$2 .59	1 .14%
2012	2 .54	0 .05	0 .08	0 .13	(0 .06)	(0 .06)	2 .61	5 .00
2011	2 .51	0 .06	(0 .03)	0 .03	–	–	2 .54	1.37
2010	2 .46	0 .06	0 .04	0 .10	(0 .05)	(0 .05)	2 .51	4 .20
2009	2 .41	0 .09	0 .14	0 .23	(0 .18)	(0 .18)	2 .46	9 .94
Class 2 shares
2013	2 .60	0 .04	(0 .01)	0 .03	(0 .04)	(0 .04)	2 .59	1 .25
2012	2 .53	0 .04	0 .08	0 .12	(0 .05)	(0 .05)	2 .60	4 .67
2011	2 .51	0 .05	(0 .03)	0 .02	–	–	2 .53	0.95
2010	2 .45	0 .06	0 .05	0 .11	(0 .05)	(0 .05)	2 .51	4 .37
2009	2 .39	0 .08	0 .15	0 .23	(0 .17)	(0 .17)	2 .45	9 .81
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2013	12 .42	(0 .10)	5 .99	5 .89	–	–	18 .31	47 .42
2012	10 .68	(0 .06)	1 .80	1 .74	–	–	12 .42	16 .29
2011	11 .17	(0 .08)	(0 .41)	(0 .49)	–	–	10 .68	(4 .39)
2010	8 .80	(0 .05)	2 .42	2 .37	–	–	11 .17	26 .93
2009	6 .68	(0 .05)	2 .17	2 .12	–	–	8 .80	31 .74
Class 2 shares
2013	12 .24	(0 .14)	5 .89	5 .75	–	–	17 .99	46 .98
2012	10 .54	(0 .09)	1 .79	1 .70	–	–	12 .24	16 .13
2011	11 .06	(0 .11)	(0 .41)	(0 .52)	–	–	10 .54	(4 .70)
2010	8 .73	(0 .08)	2 .41	2 .33	–	–	11 .06	26 .69
2009	6 .65	(0 .07)	2 .15	2 .08	–	–	8 .73	31 .28
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2013	15 .72	0 .14	6 .08	6 .22	(0 .20)	(0 .20)	21 .74	39 .76
2012	13 .02	0 .17	2 .65	2 .82	(0 .12)	(0 .12)	15 .72	21 .73
2011	13 .52	0 .09	(0 .58)	(0 .49)	(0 .01)	(0 .01)	13 .02	(3 .66)
2010	10 .81	0 .08	2 .73	2 .81	(0 .10)	(0 .10)	13 .52	26 .06
2009	9 .51	0 .09	1 .42	1 .51	(0 .21)	(0 .21)	10 .81	16 .20
Class 2 shares
2013	15 .67	0 .09	6 .07	6 .16	(0 .19)	(0 .19)	21 .64	39 .44
2012	12 .99	0 .13	2 .64	2 .77	(0 .09)	(0 .09)	15 .67	21 .40
2011	13 .52	0 .05	(0 .58)	(0 .53)	–	–	12 .99	(3 .89)
2010	10 .82	0 .06	2 .73	2 .79	(0 .09)	(0 .09)	13 .52	25 .81
2009	9 .51	0 .07	1 .42	1 .49	(0 .18)	(0 .18)	10 .82	15 .88

See accompanying notes.

144

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.

Net Assets, End of Period (in thousands)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$256,561	0 .48	%(c)	1 .65%	54 .7%
262,427	0 .49	(c)	1 .95	59 .1
228,351	0 .49	(c)	2 .35	55 .1
224,344	0 .50	(c)	2 .49	85 .4	(d)
74,934	0 .51		3 .55	24 .6

838	0 .73	(c)	1 .40	54 .7
1,269	0 .74	(c)	1 .72	59 .1
1,516	0 .74	(c)	2 .11	55 .1
1,901	0 .75	(c)	2 .45	85 .4	(d)
1,887	0 .76		3 .36	24 .6

65,466	0 .95	(c)	(0 .65)	72 .8
49,224	1 .06	(c)	(0 .53)	77 .5
47,596	1 .04	(c)	(0 .75)	94 .3
56,856	1 .03	(c)	(0 .59)	82 .2
77,315	1 .02	(c)	(0 .68)	134 .6

3,917	1 .20	(c)	(0 .90)	72 .8
2,864	1 .31	(c)	(0 .78)	77 .5
2,653	1 .29	(c)	(0 .99)	94 .3
3,015	1 .28	(c)	(0 .82)	82 .2
2,529	1 .27	(c)	(0 .93)	134 .6

117,194	0 .99	(c)	0 .75	57 .0
101,259	0 .99	(c)	1 .19	43 .2
100,321	0 .99	(c)	0 .70	72 .2
114,144	0 .99	(c)	0 .70	63 .8
133,755	1 .00	(c)	0 .99	75 .9

110	1 .24	(c)	0 .50	57 .0
85	1 .24	(c)	0 .92	43 .2
94	1 .24	(c)	0 .37	72 .2
169	1 .24	(c)	0 .52	63 .8
104	1 .25	(c)	0 .74	75 .9

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Reflects Manager's contractual expense limit.
(d)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.

See accompanying notes.

145

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders
Principal Variable Contracts Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I (18 of the portfolios constituting Principal Variable Contracts Funds, Inc., (collectively, the “Funds”)), as of December 31, 2013, and the related statements of operations for the period then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, agent banks, transfer agent of the affiliated funds, and brokers or by other appropriate auditing procedures where replies from brokers or agent banks were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds listed above constituting portfolios within Principal Variable Contracts Funds, Inc. at December 31, 2013, and the results of their operations for the period then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 17, 2014

146

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
December 31, 2013 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the year and held for the entire year (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period July 1, 2013 to December 31, 2013(a)	Annualized Expense Ratio

Diversified International Account Class 1
Actual	$1,000.00	$1,162.35	$4 .74	0.87%
Hypothetical	1,000.00	1,020.82	4 .43	0.87

Diversified International Account Class 2
Actual	1,000.00	1,161.24	6.10	1.12
Hypothetical	1,000.00	1,019.56	5 .70	1.12

Equity Income Account Class 1
Actual	1,000.00	1,132.07	2 .58	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

Equity Income Account Class 2
Actual	1,000.00	1,130.59	3 .92	0.73
Hypothetical	1,000.00	1,021.53	3 .72	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,004.52	2 .53	0.50
Hypothetical	1,000.00	1,022.68	2 .55	0.50

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,002.70	3 .79	0.75
Hypothetical	1,000.00	1,021.42	3 .82	0.75

Income Account Class 1
Actual	1,000.00	1,019.47	2 .55	0.50
Hypothetical	1,000.00	1,022.68	2 .55	0.50

Income Account Class 2
Actual	1,000.00	1,017.43	3 .81	0.75
Hypothetical	1,000.00	1,021.42	3 .82	0.75

147

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2013 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2013	Annualized
	Value July 1, 2013	December 31, 2013	to December 31, 2013(a)	Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,161.91	$4 .09	0.75%
Hypothetical	1,000.00	1,021.42	3 .82	0.75

LargeCap Blend Account II Class 2
Actual	1,000.00	1,161.13	5 .45	1.00
Hypothetical	1,000.00	1,020.16	5 .09	1.00

LargeCap Growth Account Class 1
Actual	1,000.00	1,193.99	3 .82	0.69
Hypothetical	1,000.00	1,021.73	3 .52	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,193.13	5 .20	0.94
Hypothetical	1,000.00	1,020.47	4 .79	0.94

MidCap Account Class 1
Actual	1,000.00	1,170.62	2 .90	0.53
Hypothetical	1,000.00	1,022.53	2 .70	0.53

MidCap Account Class 2
Actual	1,000.00	1,169.12	4 .26	0.78
Hypothetical	1,000.00	1,021.27	3 .97	0.78

Money Market Account Class 1
Actual	1,000.00	1,000.00	0 .91	0.18
Hypothetical	1,000.00	1,024.30	0 .92	0.18

Money Market Account Class 2
Actual	1,000.00	1,000.00	0 .91	0.18
Hypothetical	1,000.00	1,024.30	0 .92	0.18

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,166.41	3 .60	0.66
Hypothetical	1,000.00	1,021.88	3 .36	0.66

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,164.92	4 .97	0.91
Hypothetical	1,000.00	1,020.62	4 .63	0.91

Real Estate Securities Account Class 1
Actual	1,000.00	981.36	4 .49	0.90
Hypothetical	1,000.00	1,020.67	4 .58	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	980.60	5 .74	1.15
Hypothetical	1,000.00	1,019.41	5 .85	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,106.97	1 .22	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,105.08	2 .55	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,076.49	1 .20	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,074.32	2 .51	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,134.82	1 .24	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,133.59	2 .58	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

148

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. December 31, 2013 (unaudited)

			Expenses Paid
		Ending	During Period
	Beginning Account	Account Value	July 1, 2013	Annualized
	Value July 1, 2013	December 31, 2013	to December 31, 2013(a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,054.65	$1 .19	0.23%
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,053.18	2 .48	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,157.26	1 .25	0.23
Hypothetical	1,000.00	1,024.05	1 .17	0.23

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,156.58	2 .61	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

Short-Term Income Account Class 1
Actual	1,000.00	1,007.51	2 .43	0.48
Hypothetical	1,000.00	1,022.79	2 .45	0.48

Short-Term Income Account Class 2
Actual	1,000.00	1,012.54	3 .70	0.73
Hypothetical	1,000.00	1,021.53	3 .72	0.73

SmallCap Growth Account II Class 1
Actual	1,000.00	1,237.16	5 .36	0.95
Hypothetical	1,000.00	1,020.42	4 .84	0.95

SmallCap Growth Account II Class 2
Actual	1,000.00	1,235.58	6 .76	1.20
Hypothetical	1,000.00	1,019.16	6 .11	1.20

SmallCap Value Account I Class 1
Actual	1,000.00	1,192.13	5 .47	0.99
Hypothetical	1,000.00	1,020.21	5 .04	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,190.79	6 .85	1.24
Hypothetical	1,000.00	1,018.95	6 .31	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

149

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	104	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	104	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Craig Damos	President, The Damos Company.	104	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Executive Vice President and CFO,	104	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	104	Focus Products Group
Director since 2005	Formerly, President, Sassy, Inc.
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	104	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	104	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Daniel Pavelich	Retired.	104	None
Director since 2007
Member, Audit Committee
Member, 15(c) Committee
1944

150

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
		Portfolios in Fund	Other
Name,		Complex	Directorships
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Held by Director
Year of Birth	During past 5 years	Director	During Past 5 Years
Michael J. Beer	Executive Vice President, Principal	104	None
Director since 2012	Funds Distributor, Inc. (“PFD”)
Executive Vice President	Vice President/Mutual Funds and
Member, Executive Committee	Broker Dealer, Principal Life
1961	Insurance Company (“PLIC”)
Director, Principal Management
Corporation, (the “Manager”)
Executive Vice President/ Chief
Operating Officer, the Manager
Director, Princor
President, Princor
Director, Principal Shareholder
Services (“PSS”) since 2011
President, PSS since 2011

Nora M. Everett	Director, Edge (2008-2011)	104	None
Director since 2008	Director, Finisterre since 2011
President, CEO, and Chairman	Chairman, Principal Financial
Member, Executive Committee	Advisors, Inc. (“PFA”) since 2010
1959	Chairman, PFD since 2011
Senior Vice President/Retirement and
Investor Services, PLIC
Chairman, the Manager since 2011
President, the Manager since 2008
Chairman, Princor since 2011
Chief Executive Officer, Princor since
2009
Chairman, PSS since 2011

Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA

50392.

151

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”)
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, PFD
Chief Compliance Officer	Vice President/Compliance, PLIC
711 High Street, Des Moines, IA 50392	Senior Vice President, the Manager
1960	Senior Vice President, Princor
Senior Vice President, PSS

Jill R. Brown	Director, PFD
Senior Vice President	President, PFD since 2010
1100 Investment Blvd, ste 200	Director, PMC since 2011
El Dorado Hills, CA 95762	Senior Vice President, PMC (2010-2013)
1967	Senior Vice President, Princor (2010-2013)
Director, PSS since 2011
Senior Vice President, PSS

Teresa M. Button	Vice President/Treasurer, Edge since 2011
Treasurer	Vice President/Treasurer, PFA since 2011
711 High Street, Des Moines, IA 50392	Vice President/Treasurer, PFD since 2011
1963	Vice President/Treasurer, PGI since 2011
Vice President/Treasurer, PLIC since 2011
Vice President/Treasurer, the Manager since 2011
Vice President/Treasurer, Post since 2011
Vice President/Treasurer, Principal-REI since 2011
Vice President/Treasurer, Princor since 2011
Vice President/Treasurer, PSS since 2011
Treasurer, Spectrum since 2011

Cary Fuchs	Senior Vice President, PFD since 2011
Senior Vice President of Distribution	Director-Transfer Agent & Administrative Services, PLIC
1100 Investment Blvd, ste 200	Senior Vice President, PSS since 2009
El Dorado Hills, CA 95762
1957

Ernie H. Gillum	Vice President/Chief Compliance Officer, the Manager
Vice President, Assistant Secretary	Vice President, PSS
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, PFA
Assistant Counsel	Assistant General Counsel, PLIC
711 High Street, Des Moines, IA 50392	Assistant General Counsel, the Manager
1960	Assistant General Counsel, Princor

Carolyn F. Kolks	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, PFD (2009-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2009-2013)
1973	Counsel, Princor (2009-2013)
Counsel, PSS (2009-2013)

152

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Layne A. Rasmussen	Vice President/Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President/Counsel, PFA
Counsel	Senior Vice President/Counsel, PFD
711 High Street, Des Moines, IA 50392	Vice President & Associate General Counsel, PLIC
1951	Senior Vice President/Counsel, the Manager
Senior Vice President/Counsel, Princor (2009-2013)
Senior Vice President/Counsel, PSS

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
711 High Street, Des Moines, IA 50392	Counsel, the Manager (2007-2013)
1972	Counsel, Princor (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Director – Treasury, PFA since 2011
Assistant Treasurer	Director – Treasury, PFD since 2011
711 High Street, Des Moines, IA 50392	Director – Treasury, PLIC
1966	Director – Treasury, the Manager
Director – Treasury, Princor since 2011
Director – Treasury, PSS

Beth Wilson	Vice President, the Manager (2007-2013)
Vice President and Secretary	Vice President, Princor (2007-2009)
711 High Street, Des Moines, IA 50392
1956

The 15(c) Committee assists the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated May 1, 2013, and the Statement of Additional Information dated May 1, 2013. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

153

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds Inc. (“PVC”) approved (1) the renewal of the Management Agreement and various subadvisory agreements for all Funds; (2) an amended Management Agreement with Principal Management Corporation (“PMC”) related to the addition of the LargeCap S&P 500 Managed Volatility Index Account, Diversified Growth Managed Volatility Account and the Diversified Balanced Managed Volatility Account; (3) a subadvisory agreement between the Manager and Principal Global Investors, LLC (“PGI”) for the LargeCap S&P 500 Managed Volatility Index Account; and (4) a subadvisory agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum”) for the LargeCap S&P 500 Managed Volatility Index Account.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements.

At its September 10, 2013 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act (the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between PMC (the “Manager”) and PVC, on behalf of each of the thirty-six (36) series of PVC (each series is referred to as a “Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC (“Brown”); ClearBridge Investments, LLC (“ClearBridge”); Columbus Circle Investors (“CCI”); Edge Asset Management, Inc. (“Edge”); Emerald Advisors, Inc. (“Emerald”); J.P. Morgan Investment Management, Inc. (“J.P. Morgan”); Mellon Capital Management Corporation (“Mellon Capital”); PGI; Principal Real Estate Investors, LLC (“Principal-REI”); and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (collectively, the “Subadvisors”). The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”

The Board, including the Independent Directors, considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, including the Independent Directors, reviewed a broad range of information requested for this purpose by the Independent Directors, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of services provided under the Management Agreement. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, other than for the “Core” portions of the Funds implementing the “Core Satellite” structure and all PVC Funds-of-Funds, except the SAM Portfolios, the Manager had delegated day-to-day portfolio management responsibility to the Subadvisors, and they considered the due diligence program developed by the Manager for identifying, recommending, monitoring and replacing Subadvisors. The Board noted that the Manager applies the due diligence standards to the selection, monitoring and replacement of sub-advisors. The Board also took note that the Manager applied the due diligence standards to its personnel’s management of the “Core” portfolio. The Board concluded that this due diligence process was working well. The Board also considered the compliance program established by the Manager and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and found no issues that affected their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement were satisfactory.

The Board considered the nature, quality and extent of services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund, and the resources made available to such personnel. The Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. In addition, the Board considered the analysis provided under the Manager’s due-diligence program, which resulted in the Manager recommending that each Subadvisory Agreement be continued. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the Funds under the Subadvisory Agreements are satisfactory.

154

Investment Performance

The Board reviewed each Fund’s investment performance over longer-term periods (both for a blended three- and five-year period and for a three-year period), and compared those returns to various agreed-upon performance measures, including peer group data based upon a broad-based, industry category determined by Morningstar. For Funds or Subadvisors that did not have a three-year or five-year history, the Board reviewed performance for a one-year or three-year period, respectively, noting that certain funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were some Funds or certain Subadvisors for a multi-manager Fund that had not attained during the relevant period a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund. The Board concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisor at the appropriate time, if necessary.

As to each Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that either: (i) the investment performance of each Subadvisor met acceptable levels of investment performance; or (ii) although the Fund experienced underperformance from the subject Subadvisor, based upon that Fund’s particular circumstances, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.

Investment Management Fees

The Board considered each Fund’s management fees. The Board received information, based on data supplied by Lipper, comparing each Fund’s contractual management fee (at current asset levels and at theoretical asset levels), actual (after any fee waivers) management fee (at average fiscal year asset levels), actual non-management fees (at average fiscal year asset levels) and actual total expense ratio (at average fiscal year asset levels for Class 1 shares where available) to advisory fees and expense ratios of mutual funds in a narrow peer group selected by Lipper, or for two Funds, a custom peer group recommended by the Manager and reviewed by the Board (“Expense Group”) and a broad-based, industry category defined by Lipper (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios, profitability and expense caps and fee waivers. The Board considered that some Funds have different management fees from certain other comparable funds managed by the Manager and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the 3rd Quartile or better when compared to their Expense Group. For some Funds, although actual management fees were higher than the 3rd Quartile, total net expense ratios were within the 3rd Quartile or better.

For the SAM Portfolios, the Board considered information from management about the Manager’s active asset allocation strategy and determined that the strategy and processes justified higher management fees than the Funds’ peer groups and that the total expense ratios (including the expenses of the underlying funds), with the expense cap suggested by management, were within an acceptable range or compare favorably.

The Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee for four (4) Funds that have implemented the “Core Satellite” structure. The Board also took into consideration the additional breakpoint in the fee schedule for one Fund proposed by management.

In the Board’s review of the expense caps in place with respect to certain classes of a number of Funds, the Board considered the Manager’s proposals to extend the expense caps in place for most of such classes for an additional year and to let the expense caps for classes of certain Funds expire, based upon the individual circumstances of these Funds.

Considering all factors they deemed relevant, the Board concluded that the management fee schedule for each Fund was reasonable and appropriate in light of the nature and quality of services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreement, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended December 31, 2012. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (PGI, Principal-REI, Edge, and CCI) The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability percentages the Manager provided.

155

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale through breakpoints in fees. The Board also noted the additional breakpoints offered by management for seven Funds. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, LargeCap S&P 500 Index Account, and the LifeTime Accounts do not include breakpoints. Although their management fee schedules do not contain breakpoints, the Board noted that each of these Funds has a relatively low basis point fee for all Fund assets.

Other Benefits to the Manager and Subadvisors

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates and each Subadvisor from their relationships with the Funds. The Board also considered as a part of this analysis each Subadvisor’s soft dollar practices and brokerage practices. The Board concluded that management and subadvisory fees for each Fund were reasonable in light of these benefits.

Overall Conclusions

Based upon all of the information it considered and the conclusions it reached, the Board determined unanimously that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Management Agreement and Subadvisory Agreements for LargeCap S&P 500 Managed Volatility Index Account, Diversified Growth Managed Volatility Account and Diversified Balanced Managed Volatility Account.

On June 11, 2013, the Board of PVC met to consider, on behalf of the newly established LargeCap S&P 500 Managed Volatility Index Account (“LargeCap Account”), Diversified Growth Managed Volatility Account (“Growth Account”) and Diversified Balanced Managed Volatility Account (“Balanced Account”) series of PVC (each, a “Fund” and together, the “Funds”), the approval of: (1) the management agreement (“Management Agreement”) between PVC, for each Fund, and the Manager; (2) a subadvisory agreement between the Manager and PGI for the LargeCap Account; and (3) a subadvisory agreement between the Manager and Spectrum with respect to the volatility mitigation stock strategy for the LargeCap Account. (PGI and Spectrum are together referred to as the “Subadvisors.” The subadvisory agreements with the Subadvisors are together referred to as the “Subadvisory Agreements.” The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Advisory Agreements. In reaching this conclusion for each Fund, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager has had a long-term relationship with the PVC Funds and has demonstrated a commitment to support the PVC Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

156

Nature, Quality and Extent of Services.

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2012 annual renewal of the Management Agreements for the other PVC Funds, the Board had: (1) reviewed the services provided by the Manager to the other PVC Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisors for the PVC Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PVC Funds. The Board also considered information they had received throughout the year regarding the other PVC Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Funds under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of services to be provided under each of the Subadvisory Agreements for the LargeCap Account. The Board considered the reputation, qualifications and background of the Subadvisors, investment approach of the Subadvisors, the experience and skills of the Subadvisors’ investment personnel who would be responsible for the day-to-day management of the LargeCap Account, and the resources made available to such personnel. The Board noted that the Subadvisors currently provide subadvisory services for other PVC Funds or series of Principal Funds, Inc., and that the Board had reviewed and had approved for renewal the subadvisory agreements for such funds at its September 2012 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisors for the LargeCap Account based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisors to the LargeCap Account under the Subadvisory Agreements are expected to be satisfactory.

Investment Performance.

As the Funds are newly created series, the Board did not review performance of the Funds since no track record was available. With respect to the Growth Account and the Balanced Account, the Board noted that each Fund is a fund-of-index funds and reviewed hypothetical one-year and three-year performance as of March 31, 2013 based on the performance of existing PVC Funds with similar investment strategies modeled to incorporate the volatility mitigation strategy of the LargeCap Account, as compared to the performance of the existing non-volatility controlled similar PVC Funds. With respect to the LargeCap Account, the Board reviewed hypothetical one-year, three-year and five-year performance as of March 31, 2013 modeled based on the performance of the existing PVC Fund with a similar investment strategy (PVC LargeCap S&P 500 Index Account) and the return of Spectrum’s volatility mitigation strategy, as compared to the performance of the existing non-volatility controlled similar PVC Fund and relevant benchmark index.

Fees, Economies of Scale and Profitability.

The Board considered each Fund’s proposed management fee and the LargeCap Account’s proposed subadvisory fees. With respect to the LargeCap Account, the Board noted that the proposed management fee and projected total expense ratio for the Fund’s first year were equal to the management fee and less than the total expense ratio, respectively, of a peer fund. With respect to the Growth Account and the Balanced Account, the Board received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of funds-of-funds with similar volatility mitigation investment strategies. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. The Board noted that the proposed management fee schedules for the Growth Account and the Balanced Account each have a relatively low basis point fee for all Fund assets. Although the proposed management fee schedules do not include breakpoints, the Board concluded that each Fund’s fee schedule is appropriate at currently anticipated asset levels.

With respect to the subadvisory fees proposed to be paid to each Subadvisor, the Board noted that the Manager compensates the Subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board noted that PGI’s proposed subadvisory fee schedule has a relatively low basis point fee for all Fund assets. Although the proposed subadvisory fee schedules do not include breakpoints, the Board concluded that each Subadvisor’s fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Funds to the Manager. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

157

Other Benefits.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and each Subadvisor. The Board noted that PGI may use soft dollars and that PGI’s policy is to use soft dollars within the Section 28(e) safe harbor, but that the Manager and Spectrum will not use soft dollars in connection with the Funds. The Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable.

Overall Conclusions.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

158

FEDERAL INCOME TAX INFORMATION
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
December 31, 2013 (unaudited)

Long Term Capital Gain Dividends. Certain of the Accounts distributed long term capital gain dividends during the fiscal year ended December 31, 2013. Details of designated long term capital gain dividends for federal income tax purposes are shown in the notes to financial statements.

Dividend Received Deduction. For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2013, that qualifies for the dividend received deduction is as follows:

Deductible
Percentage
Diversified International Account	1%
Equity Income Account	73%
LargeCap Blend Account II	100%
LargeCap Growth Account	100%
MidCap Account	68%
Principal Capital Appreciation Account	100%
SAM Balanced Portfolio	29%
SAM Conservative Balanced Portfolio	16%
SAM Conservative Growth Portfolio	51%
SAM Flexible Income Portfolio	11%
SAM Strategic Growth Portfolio	66%
SmallCap Value Account I	100%

Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Account to its shareholders. The information below summarizes the portion of ordinary income dividends that was derived from foreign sources and the total amount of foreign taxes passed through to shareholders on a per share basis for the year ended December 31, 2013, are as follows:

	Foreign Taxes	Foreign
	Per Share	Source Income
Diversified International Account	$0.0348	99%
SAM Balanced Portfolio	$0.0055	9%
SAM Conservative Balanced Portfolio	$0.0028	5%
SAM Conservative Growth Portfolio	$0.0076	14%
SAM Flexible Income Portfolio	$0.0018	3%
SAM Strategic Growth Portfolio	$0.0107	18%

159

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE ®

principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1290B-06 | © 2014 Principal Financial Services, Inc. | 02/2014 | #t14012100q6

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable.
(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable.
(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Mark Grimmett, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2012 - $360,075
December 31, 2013 - $416,020

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant during the last fiscal year that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2012 – 0
December 31, 2013 - $4,000

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2012 - $106,928
December 31, 2013 - $132,963

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Board of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (the "Funds") effective for all engagements of the primary independent auditor.

1. The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

  Services that are subject to audit procedure during a financial statement audit;
  Services where the auditor would act on behalf of management;
  Services where the auditor is an advocate to the client's position in an adversarial proceeding;
  Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
  Financial information systems design and implementation;
  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
  Actuarial services;
  Internal audit functions or human resources;
  Broker or dealer, investment advisor, or investment banking services;
  Legal services and expert services unrelated to the audit;
  Tax planning services related to listed, confidential and aggressive transactions;
  Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Board of Directors who are not also officers of the Funds), including the immediate family members of such individuals;
  Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2. (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service. The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting. The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3. The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Management Corporation or an affiliate of Principal Management Corporation that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4. Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5. The Committee shall ensure that the lead and concurring partners of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6. Neither the Funds or Principal Management Corporation may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or Principal Management Corporation proposes to hire or promote the Former Employee. Neither the Funds nor Principal Management Corporation shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or Principal Management Corporation during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or Principal Management Corporation shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7. For persons recently promoted or hired into a financial reporting oversight role (other than members of the Board of Directors who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8. The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Board of Directors of the Principal Funds on March 12, 2013).

(End of policy)

(e) (2) Pre-Approval Waivers. There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2012 - $177,476
December 31, 2013 - $194,765

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/17/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 2/17/2014

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 2/17/2014